UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               C/O CT CORPORATION
                                 101 FEDERAL ST.
                                BOSTON, MA 02110
               (Address of principal executive offices) (Zip code)

                               C/O CT CORPORATION
                                 101 FEDERAL ST.
                                BOSTON, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2007

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

SEI  New ways.
     New answers.(R)




--------------------------------------------------------------------------------

SEI Institutional Investments Trust
--------------------------------------------------------------------------------
Semi-Annual Report as of November 30, 2006
--------------------------------------------------------------------------------

Large Cap Fund

Large Cap Disciplined Equity Fund

Large Cap Diversified Alpha Fund

Large Cap Index Fund

Small Cap Fund

Small/Mid Cap Equity Fund

Core Fixed Income Fund

Long Duration Fund

Extended Duration Fund

High Yield Bond Fund

International Equity Fund

World Equity Ex-US Fund

Emerging Markets Debt Fund

TABLE OF CONTENTS




-----------------------------------------------------------------------------

Schedules of Investments                                                    1
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Statements of Assets and Liabilities                                      192
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Statements of Operations                                                  194
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Statements of Changes in Net Assets                                       196
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Financial Highlights                                                      200
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Notes to Financial Statements                                             202
-----------------------------------------------------------------------------
Disclosure of Fund Expenses                                               215
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Board of Trustees Considerations in Approving the Advisory
and Sub-Advisory Agreements                                               218
-----------------------------------------------------------------------------





The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Fund

November 30, 2006
--------------------------------------------------------------------------------
[Bar Chart Omitted]
Plot points as follows:

SECTOR WEIGHTINGS++:
24.7% Financials
14.3% Information Technology
11.3% Health Care
10.4% Consumer Discretionary
 9.0% Energy
 8.0% Consumer Staples
 7.6% Industrials
 4.5% Short-Term Investments
 3.0% Telecommunication Services
 2.7% Materials
 2.4% Utilities
 0.6%Commercial Paper
 0.4% Asset-Backed Securities
 0.4% U.S. Treasury Obligation
 0.3% Master Notes
 0.2% Collateralized Debt Obligations
 0.2% Certificate of Deposit
 0.0% Warrants

++Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.1%
CONSUMER DISCRETIONARY -- 11.0%
   Abercrombie & Fitch, Cl A             300        $     20
   Advance Auto Parts                     75               3
   Aeropostale*                        1,900              57
   American Eagle Outfitters           4,100             185
   AnnTaylor Stores*                   4,751             164
   Autoliv                            22,800           1,336
   Autonation*                         3,852              79
   Autozone*                           1,187             135
   Barnes & Noble                      8,300             332
   Best Buy                           11,200             616
   Borders Group                      11,300             259
   BorgWarner                          7,400             428
   Brinker International              24,311           1,105
   Cablevision Systems, Cl A (B)       6,826             189
   Carmax*                             1,900              88
   CBS, Cl B                          45,269           1,347
   Circuit City Stores                 6,200             155
   Claire's Stores                     2,400              77
   Clear Channel Communications        2,625              92
   Coach*                             17,873             772
   Comcast, Cl A (B)*                 75,462           3,053
   DaimlerChrysler                     1,400              82
   Darden Restaurants                 12,555             504
   Dick's Sporting Goods*                500              27
   Dillard's, Cl A (B)                 6,800             242
   DIRECTV Group (B)*                 76,400           1,738
   Discovery Holding, Cl A*            5,600              86
   Dollar Tree Stores*                 5,200             156
   Dow Jones (B)                       3,000             108
   E.W. Scripps, Cl A                    303              15
   Eastman Kodak (B)                  12,600             328
   EchoStar Communications, Cl A (B)*  2,343              84
   Expedia*                            2,900              53
   Family Dollar Stores               18,400             513
   Federated Department Stores         9,276             390
   Foot Locker                        10,300             236

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Ford Motor                         23,100        $    188
   Fortune Brands                     19,124           1,547
   FTD Group*                          3,100              54
   GameStop, Cl A*                       600              34
   Gannett (B)                         8,297             494
   Gap (B)                            12,200             228
   General Motors (B)                 16,261             475
   Genuine Parts                       5,058             237
   Goodyear Tire & Rubber (B)*        17,700             298
   Gymboree*                           1,600              64
   Harley-Davidson                     2,700             199
   Harman International Industries       300              31
   Harrah's Entertainment              9,050             712
   Hasbro                             44,100           1,180
   Hilton Hotels                       3,430             113
   Home Depot                         18,342             696
   IAC/InterActive (B)*               22,259             812
   Idearc                              5,746             158
   International Game Technology      90,622           3,967
   Interpublic Group (B)*             15,200             182
   ITT Educational Services (B)*       4,900             336
   JC Penney                          16,043           1,241
   Johnson Controls                    7,472             608
   Jones Apparel Group                21,274             715
   KB Home                             3,500             181
   Kohl's*                            28,953           2,015
   Lamar Advertising, Cl A (B)*       16,834           1,016
   Las Vegas Sands*                      700              64
   Leggett & Platt                     3,800              90
   Lennar, Cl A (B)                    4,700             247
   Liberty Global, Cl A*               4,474             121
   Liberty Media Holding-Capital,
      Ser A*                           5,510             484
   Liberty Media Holding-Interactive,
      Cl A*                            6,800             155
   Limited Brands                     17,500             555
   Live Nation                         1,127              24
   Liz Claiborne                       1,700              73
   Lowe's (B)                         77,720           2,344
   Marriott International, Cl A        1,388              63
   Mattel                             32,800             720
   McDonald's                         61,245           2,570
   McGraw-Hill                        69,757           4,649
   Meredith                              900              49
   MGM Mirage                         65,000           3,495
   Newell Rubbermaid                  11,939             340
   News, Cl A*                        25,239             520
   Nike, Cl B                            665              66
   NTL                                 3,230              78
   Nutri/System (B)*                   2,100             145
   Office Depot*                      10,484             397
   OfficeMax                           4,300             202
   Omnicom Group                       2,630             269
   Polo Ralph Lauren                     822              64
   Pool (B)                           13,400             549
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006       1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Priceline.com*                      1,900        $     75
   Pulte Homes                         1,800              61
   Ross Stores                         7,100             220
   Saks                                8,700             178
   Sally Beauty Holdings*              1,600              15
   Sears Holdings*                       480              82
   Shaw Communications, Cl B          18,600             578
   Sherwin-Williams                    3,425             214
   Snap-On                             2,817             134
   Stanley Works (B)                   4,800             245
   Staples                           155,000           3,948
   Starbucks*                         51,852           1,830
   Starwood Hotels & Resorts
      Worldwide                        2,300             148
   Steven Madden*                      2,030              75
   Target                             37,384           2,172
   Thor Industries                     1,600              72
   Tim Hortons                         6,693             207
   Time Warner                       174,163           3,508
   TJX                                 8,200             225
   Tribune                            17,150             545
   Univision Communications, Cl A*     6,500             231
   VF                                 10,359             812
   Viacom, Cl B*                      37,499           1,407
   Walt Disney                        17,399             575
   Warner Music Group                  1,100              28
   Washington Post, Cl B                 100              73
   Weight Watchers International (B)  53,000           2,594
   Wendy's International (B)           6,438             210
   Whirlpool                           6,029             514
   Williams-Sonoma                    23,040             731
   Wyndham Worldwide*                  5,840             185
   Wynn Resorts (B)                    1,600             141
   XM Satellite Radio Holdings,
      Cl A (B)*                       30,400             439
   Yum! Brands                        13,550             829
                                                    --------
                                                      74,469
                                                    --------
CONSUMER STAPLES -- 8.4%
   Alberto-Culver                      1,500              30
   Altria Group                       50,764           4,275
   Anheuser-Busch                     15,679             745
   Archer-Daniels-Midland             39,689           1,393
   Avon Products                       4,700             153
   Brown-Forman, Cl B                  3,988             277
   Bunge (B)                           2,100             148
   Campbell Soup                       6,545             249
   Chattem (B)*                        5,000             244
   Chiquita Brands International       7,100             102
   Church & Dwight                       700              29
   Clorox                              3,819             244
   Coca-Cola                          55,001           2,576
   Coca-Cola Enterprises              44,733             915
   Colgate-Palmolive                  40,626           2,643

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   ConAgra Foods                      42,200        $  1,085
   Constellation Brands, Cl A*           900              25
   Corn Products International         4,300             156
   Costco Wholesale                   28,180           1,473
   CVS                                 1,100              32
   Dean Foods*                         5,433             233
   Del Monte Foods                    12,161             137
   Energizer Holdings (B)*             2,200             145
   Estee Lauder, Cl A                 15,700             648
   General Mills                      21,146           1,183
   Hansen Natural*                     3,100              87
   Hershey                            17,352             919
   HJ Heinz                            9,907             440
   Hormel Foods                        3,839             145
   JM Smucker                          1,000              48
   Kellogg                             4,082             203
   Kimberly-Clark                     22,354           1,486
   Kraft Foods, Cl A (B)              19,907             698
   Kroger                             50,422           1,082
   Loews - Carolina                    4,259             266
   McCormick                           5,681             220
   Molson Coors Brewing, Cl B          7,100             505
   Peet's Coffee & Tea*                  500              13
   Pepsi Bottling Group                5,939             186
   PepsiAmericas                      17,948             374
   PepsiCo                            79,757           4,943
   Prestige Brands Holdings*           2,700              32
   Procter & Gamble                  162,668          10,214
   Reynolds American (B)              28,960           1,860
   Safeway                            20,276             625
   Sara Lee                           12,700             211
   Supervalu                          13,021             446
   Sysco                               4,124             148
   Tyson Foods, Cl A (B)              15,400             245
   UST (B)                             4,900             274
   Wal-Mart Stores (B)               127,008           5,855
   Walgreen                          132,806           5,377
   Whole Foods Market                    278              14
   WM Wrigley Jr. (B)                 25,466           1,335
                                                    --------
                                                      57,391
                                                    --------
ENERGY -- 9.4%
   Anadarko Petroleum                 19,566             966
   Apache                                104               7
   Arch Coal                             702              25
   Baker Hughes                       69,531           5,106
   BJ Services                        20,503             692
   BP ADR                              1,200              82
   Cameron International (B)*          4,129             224
   Chesapeake Energy (B)              18,800             640
   Chevron (B)                       102,998           7,449
   ConocoPhillips                     77,371           5,207
   Devon Energy                       22,690           1,665
--------------------------------------------------------------------------------
2       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Diamond Offshore Drilling             281        $     22
   Exxon Mobil                       258,235          19,835
   FMC Technologies*                   3,500             210
   Frontier Oil                        2,700              85
   Halliburton                        67,434           2,275
   Hess (B)                           16,353             822
   Holly                              10,000             540
   Kinder Morgan                       1,374             144
   Marathon Oil                       32,444           3,062
   Nabors Industries (B)*              9,700             327
   Noble Energy                        6,274             336
   Occidental Petroleum               26,110           1,314
   Oceaneering International*          1,400              61
   Overseas Shipholding Group            900              52
   Patterson-UTI Energy                7,100             197
   Petro-Canada                       11,800             533
   Schlumberger                       85,436           5,851
   Smith International                   507              22
   Suncor Energy                      36,832           2,910
   Sunoco                              6,511             444
   Superior Energy Services*             900              29
   Tetra Technologies*                 2,000              52
   Tidewater (B)                      15,000             830
   Transocean*                         1,800             140
   Valero Energy                      22,120           1,218
   Weatherford International*         17,270             776
   XTO Energy                            210              11
                                                    --------
                                                      64,161
                                                    --------
FINANCIALS -- 22.0%
   A.G. Edwards                        4,396             254
   Affiliated Managers Group (B)*      1,936             198
   Affordable Residential
      Communities+ (B)*               13,000             146
   Aflac                               7,440             328
   Allied Capital (B)                  5,267             162
   Allstate                           38,860           2,467
   AMB Property+                         200              12
   AMBAC Financial Group               4,300             368
   American Capital Strategies         1,746              79
   American Express                   56,392           3,311
   American Financial Group            4,499             235
   American International Group      105,720           7,434
   AmeriCredit*                        8,800             206
   Ameriprise Financial                7,658             414
   Annaly Capital Management+          8,700             122
   Anthracite Capital+                 1,294              16
   AON                                20,261             723
   Apartment Investment &
      Management, Cl A+                  743              43
   Archstone-Smith Trust+              1,701             102
   Arthur J Gallagher                  2,222              65
   Assurant (B)                       17,407             957

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Astoria Financial                  19,033           $ 569
   AvalonBay Communities+              2,014             268
   Bank of America                   201,309          10,841
   Bank of Hawaii                        443              23
   Bank of New York                   21,300             757
   BB&T                               24,534           1,055
   Bear Stearns                        8,545           1,303
   BlackRock, Cl A                     1,214             174
   Boston Properties+                    894             105
   BRE Properties, Cl A+               3,000             194
   Brookfield Asset Management        10,900             520
   Brown & Brown                       6,101             177
   Camden Property Trust+              1,807             144
   Capital One Financial (B)           3,748             292
   CapitalSource+                      6,200             169
   CB Richard Ellis Group, Cl A*      12,600             415
   Charles Schwab                    106,552           1,954
   Chicago Mercantile Exchange
      Holdings                         7,807           4,181
   Chubb                              18,560             961
   Cincinnati Financial                1,600              71
   CIT Group                          20,948           1,090
   Citigroup                         260,563          12,921
   CNA Financial*                      9,002             347
   Colonial BancGroup                  6,500             159
   Comerica                           29,497           1,718
   Commerce Bancorp (B)                5,884             205
   Commerce Bancshares                 2,829             137
   Compass Bancshares                  2,107             120
   Conseco*                            7,646             152
   Countrywide Financial              22,651             900
   Credicorp                             300              12
   Cullen/Frost Bankers                3,300             180
   Duke Realty+                        2,800             122
   E*Trade Financial*                    900              22
   East West Bancorp                   2,900             103
   Eaton Vance                         1,500              48
   Equity Office Properties
      Trust+ (B)                       5,623             271
   Equity Residential+                 4,843             258
   Erie Indemnity, Cl A                  529              30
   Essex Property Trust+               1,300             172
   Fannie Mae                         22,714           1,295
   Federal Realty Investment Trust+      380              32
   Federated Investors, Cl B           1,572              52
   Fidelity National Title Group,
      Cl A                             2,900              66
   Fifth Third Bancorp                   100               4
   First American                      3,400             131
   First Cash Financial Services*     11,500             235
   First Horizon National (B)            422              17
   First Marblehead (B)                1,700             127
   Forest City Enterprises, Cl A       4,052             236
   Franklin Resources                  8,671             926
   Freddie Mac                        74,030           4,972
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006       3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Fulton Financial                      503        $      8
   Genworth Financial, Cl A           16,800             551
   Goldman Sachs Group                12,464           2,428
   Hanover Insurance Group               236              11
   Hartford Financial Services Group  13,750           1,179
   HCC Insurance Holdings              4,169             126
   Horace Mann Educators               5,700             115
   Hospitality Properties Trust+ (B)   3,684             185
   Host Hotels & Resorts+ (B)          5,674             143
   HRPT Properties Trust+              2,000              25
   Hudson City Bancorp                19,600             260
   Huntington Bancshares              12,273             298
   IndyMac Bancorp                    15,100             694
   IntercontinentalExchange*          40,400           3,969
   Investors Financial Services        2,000              80
   iStar Financial+                    1,200              56
   Janus Capital Group (B)            11,200             227
   Jefferies Group                     5,600             162
   JER Investors Trust+*               7,200             143
   Jones Lang LaSalle*                11,800           1,074
   JPMorgan Chase (B)                175,505           8,122
   Keycorp                            53,033           1,915
   Kilroy Realty+                        300              25
   KKR Financial+*                     7,500             201
   LandAmerica Financial Group           500              31
   Legg Mason                         18,565           1,770
   Lehman Brothers Holdings           31,600           2,328
   Leucadia National                  10,200             281
   Lincoln National                   13,707             872
   Loews                              42,347           1,691
   Luminent Mortgage Capital+         13,100             135
   M&T Bank                            2,530             300
   Mack-Cali Realty+                     400              22
   Markel*                                29              13
   Marsh & McLennan                    9,425             296
   Marshall & Ilsley                   1,472              67
   MBIA (B)                            9,500             662
   Mellon Financial                    9,800             394
   Mercantile Bankshares               2,174              99
   Merrill Lynch                      68,728           6,009
   Metlife                             9,590             563
   MGIC Investment                    13,862             803
   Moody's                            56,059           3,895
   Morgan Stanley                     51,732           3,940
   National City (B)                  72,264           2,609
   Nationwide Financial Services,
      Cl A                            11,200             582
   New Century Financial+              2,200              79
   New York Community Bancorp         14,449             234
   North Fork Bancorporation           4,700             132
   Northern Trust                      4,865             277
   Nuveen Investments, Cl A            3,800             189
   Old Republic International         20,600             465
   Peoples Bank                        1,014              45

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Philadelphia Consolidated Holding*    700        $     31
   PMI Group                          19,400             840
   PNC Financial Services Group       23,743           1,678
   Principal Financial Group          15,700             907
   Progressive                        15,264             344
   Prologis+                           1,136              74
   Protective Life                       314              15
   Prudential Financial                2,300             187
   Public Storage+                     1,877             181
   Radian Group                       22,064           1,174
   Ramco-Gershenson Properties+        4,686             173
   Raymond James Financial             4,400             139
   Rayonier+                             700              29
   Realogy*                            7,300             190
   Reckson Associates Realty+          3,800             184
   Regions Financial                  43,687           1,601
   Reinsurance Group of America        8,000             441
   Resource Capital+                   2,800              46
   Safeco                             15,962             967
   SeaBright Insurance Holdings*       4,400              70
   Simon Property Group+                 851              87
   SL Green Realty+                    2,122             287
   SLM                                 4,077             187
   St. Paul Travelers                 61,034           3,162
   Stancorp Financial Group            2,800             127
   State Street                        5,701             354
   SunTrust Banks                     22,802           1,862
   Synovus Financial                   1,703              51
   T Rowe Price Group                  5,632             244
   TCF Financial                         900              24
   TD Ameritrade Holding                 267               5
   TD Banknorth                        1,052              34
   Torchmark                           4,445             281
   Transatlantic Holdings                301              19
   UnionBanCal                         6,300             363
   United Dominion Realty Trust+       2,930              98
   UnumProvident (B)                   6,950             142
   US Bancorp                         85,752           2,885
   Valley National Bancorp (B)         7,100             184
   Vornado Realty Trust+                 765              96
   Wachovia                           96,814           5,246
   Washington Federal                  1,700              40
   Washington Mutual (B)              56,860           2,484
   Wells Fargo                        44,546           1,570
   Whitney Holding                     4,700             151
   Wilmington Trust                    2,787             116
   WR Berkley                          9,141             321
   XL Capital, Cl A                    2,458             175
   Zions Bancorporation                2,851             223
                                                    --------
                                                     149,744
                                                    --------
--------------------------------------------------------------------------------
4       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
HEALTH CARE -- 11.9%
   Abbott Laboratories                25,108        $  1,172
   Advanced Medical Optics*            1,700              60
   Aetna                              10,662             440
   Alcon                               1,408             154
   Allergan                           37,487           4,370
   AmerisourceBergen                  19,342             890
   Amgen*                             54,652           3,880
   Amylin Pharmaceuticals*               300              12
   Applera - Applied Biosystems Group  8,130             296
   Barr Pharmaceuticals*               5,348             273
   Baxter International               18,581             831
   Becton Dickinson                   14,297           1,025
   Biogen Idec*                        7,629             399
   Biomet                                600              23
   Bristol-Myers Squibb               11,713             291
   C.R. Bard                           1,700             140
   Cardinal Health                    14,084             910
   Caremark Rx                        40,917           1,935
   Celgene (B)*                       29,296           1,633
   Cephalon*                           3,138             235
   Cerner (B)*                         4,700             226
   Charles River Laboratories
      International*                   4,100             171
   Cigna                               9,048           1,141
   Community Health Systems*             196               7
   Covance*                            1,788             107
   Coventry Health Care*                 165               8
   Cytyc*                             10,900             286
   Dade Behring Holdings               3,700             140
   DaVita*                             1,226              65
   Dentsply International              2,400              77
   Edwards Lifesciences*               1,000              46
   Eli Lilly                          36,237           1,942
   Emdeon (B)*                         9,300             110
   Endo Pharmaceuticals Holdings*        638              17
   Express Scripts*                    9,645             658
   Forest Laboratories*               15,772             768
   Genentech*                         91,492           7,479
   Gilead Sciences*                    4,929             325
   Health Management Associates,
      Cl A                             1,587              33
   Health Net*                         2,817             130
   Henry Schein*                       2,623             135
   Hillenbrand Industries (B)          3,900             226
   Hospira*                            1,788              59
   Humana*                             3,203             173
   Idexx Laboratories (B)*             5,716             484
   ImClone Systems (B)*                7,000             209
   IMS Health                          4,123             113
   Invitrogen*                           310              17
   Johnson & Johnson                  42,804           2,821
   King Pharmaceuticals (B)*          43,384             717
   Laboratory of America Holdings (B)  8,679             614
   LifePoint Hospitals*                2,400              83

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Lincare Holdings (B)*              15,790        $    595
   Manor Care                          4,187             199
   McKesson                            9,317             460
   Medco Health Solutions             20,073           1,008
   Medimmune (B)*                     46,084           1,506
   Medtronic                          46,720           2,436
   Mentor                              3,800             190
   Merck                              93,724           4,172
   Millipore*                            309              21
   Mylan Laboratories (B)             10,413             211
   Omnicare                            2,255              90
   Pediatrix Medical Group*              500              24
   PerkinElmer                         2,100              46
   Pfizer                            362,079           9,954
   Pharmaceutical Product
      Development                      3,818             121
   Quest Diagnostics                   2,659             141
   Resmed*                               932              47
   Schering-Plough                     5,868             129
   Sierra Health Services*             2,800              98
   St. Jude Medical*                  56,390           2,102
   Stryker (B)                        55,826           2,895
   Techne*                             1,810              97
   Tenet Healthcare*                  19,500             138
   Thermo Electron (B)*               41,333           1,812
   Triad Hospitals*                      500              21
   UnitedHealth Group                102,807           5,046
   Universal Health Services, Cl B     2,181             120
   Varian Medical Systems (B)*         2,987             147
   VCA Antech*                         5,958             192
   Vertex Pharmaceuticals*               100               4
   WellCare Health Plans*              2,200             142
   WellPoint*                          8,260             625
   Wyeth                              54,144           2,614
   Zimmer Holdings*                   68,626           5,007
                                                    --------
                                                      80,766
                                                    --------
INDUSTRIALS -- 8.0%
   3M                                 14,986           1,221
   Acuity Brands                       5,200             274
   Adesa                               1,000              26
   AGCO*                               1,900              59
   Allied Waste Industries*            6,800              86
   American Power Conversion             900              27
   American Standard                   3,700             166
   AMR*                                3,416             109
   Applied Industrial Technologies     2,400              68
   Aramark, Cl B                       7,154             239
   Arkansas Best                         200               8
   Armor Holdings*                     4,259             241
   Avery Dennison                      2,701             182
   Avis Budget Group                   2,920              60
   Baldor Electric                     1,000              35
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006       5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Boeing                              4,530        $    401
   Brink's                             3,000             168
   Burlington Northern Santa Fe        7,585             570
   Carlisle                            2,200             180
   Caterpillar                        20,067           1,245
   Ceradyne (B)*                       1,700              90
   CH Robinson Worldwide               8,687             382
   Chart Industries*                   2,000              30
   ChoicePoint*                        1,907              70
   Con-way                             9,388             433
   Continental Airlines, Cl B*         2,200              89
   Copart*                             1,800              54
   Corporate Executive Board           2,222             210
   Corrections of America*             3,900             177
   Covanta Holding*                    3,400              75
   Crane                               3,400             130
   CSX                                27,388             982
   Cummins                             5,100             612
   Danaher                             2,630             192
   Deere                              10,000             960
   Donaldson                           1,000              35
   Dover                              10,464             526
   Dun & Bradstreet*                     907              75
   Eaton                              16,291           1,256
   Emerson Electric                   22,211           1,926
   Equifax                             1,540              59
   Expeditors International
      Washington (B)                  80,514           3,642
   Fastenal                            3,200             115
   FedEx                               4,800             554
   Gardner Denver*                    11,800             451
   General Dynamics                    3,686             276
   General Electric                  318,743          11,245
   Graco                               1,100              46
   Harsco                              1,100              86
   Herman Miller                      10,804             379
   HNI                                 1,900              89
   Honeywell International            43,518           1,870
   Hubbell, Cl B                         500              26
   Illinois Tool Works                 1,000              47
   Ingersoll-Rand, Cl A               17,561             685
   ITT Industries                      1,460              79
   Jacobs Engineering Group*             910              76
   JB Hunt Transport Services          1,100              24
   John H. Harland                     2,600             111
   Kennametal                            200              12
   L-3 Communications Holdings         1,500             123
   Laidlaw International*             12,100             352
   Landstar System                       100               5
   Lincoln Electric Holdings             400              24
   Lockheed Martin                    17,885           1,618
   Manitowoc                           2,600             157
   Manpower                            3,600             256

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Masco (B)                          28,300        $    812
   MSC Industrial Direct, Cl A           700              27
   Navistar International (B)*         9,800             314
   Norfolk Southern                    3,087             152
   Northrop Grumman                   40,975           2,742
   Oshkosh Truck                       4,700             226
   Paccar (B)                         16,948           1,107
   Parker Hannifin                     6,900             576
   Pitney Bowes                          807              37
   Precision Castparts                 2,525             191
   Raytheon                           18,788             959
   Republic Services                   1,009              42
   Robert Half International           4,200             162
   Rockwell Automation                 2,400             156
   Rockwell Collins                    4,732             285
   Roper Industries                      752              39
   RR Donnelley & Sons                 2,780              98
   Ryder System                        7,300             381
   Southwest Airlines                 32,000             503
   SPX                                 3,829             234
   Stericycle*                         1,501             109
   Teleflex                            2,800             181
   Terex*                              1,300              73
   Textron                             1,600             156
   Thomas & Betts*                    12,268             636
   Timken                              8,600             256
   Toro                                1,700              76
   Trinity Industries                  1,200              45
   UAL*                                  900              37
   Union Pacific                       6,681             605
   United Parcel Service, Cl B        59,508           4,637
   United Rentals (B)*                10,000             251
   United Technologies                25,579           1,651
   US Airways Group*                     500              28
   Waste Management                   11,500             421
   WESCO International*                  300              20
   WW Grainger                         2,036             147
   YRC Worldwide*                        214               8
                                                    --------
                                                      54,456
                                                    --------
INFORMATION TECHNOLOGY -- 15.0%
   Acxiom                              2,300              57
   Adobe Systems*                      2,832             114
   Agere Systems*                     17,829             319
   Agilent Technologies*              22,287             710
   Akamai Technologies*                5,694             278
   Alliance Data Systems*              3,600             233
   Amphenol, Cl A                      2,430             166
   Analog Devices                      6,100             198
   Apple Computer*                    21,617           1,982
   Applied Materials (B)              39,540             711
   Arrow Electronics*                  7,365             234
--------------------------------------------------------------------------------
6       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   ATMI*                               3,800        $    124
   Automatic Data Processing          14,446             697
   Avaya*                              4,907              63
   Avnet*                             16,600             411
   BEA Systems*                       15,900             219
   BMC Software*                       9,321             303
   Broadcom, Cl A*                     1,037              34
   Brocade Communications Systems*     7,800              72
   Cadence Design Systems (B)*        17,497             322
   CDW                                    16               1
   Ceridian*                           7,158             175
   Cisco Systems*                    135,940           3,654
   Citrix Systems*                     3,597             103
   Cognizant Technology Solutions,
      Cl A*                            1,900             155
   Computer Sciences*                 13,900             726
   Convergys*                         20,300             490
   Dell*                              33,898             923
   Diebold                             4,100             189
   DSP Group*                          2,000              43
   DST Systems*                        2,922             182
   eBay*                             135,000           4,367
   Electronic Arts*                   29,156           1,628
   Electronic Data Systems             9,900             269
   EMC*                               83,484           1,094
   Factset Research Systems              500              26
   Fair Isaac                          3,600             150
   Fidelity National Information
      Services                         5,151             206
   First Data                         75,192           1,899
   Fiserv*                            21,227           1,085
   Global Payments                     2,274             104
   Google, Cl A*                      19,530           9,470
   Harris                              4,902             206
   Hewlett-Packard                   147,205           5,809
   Ingram Micro, Cl A*                 8,200             167
   Integrated Device Technology*       8,900             147
   Intel                              41,346             883
   International Business Machines    27,576           2,535
   Intersil, Cl A                        367               9
   Intuit*                           113,592           3,576
   Iron Mountain*                        680              29
   Itron*                              2,200             106
   Lam Research*                       5,867             309
   Lexmark International, Cl A (B)*   11,700             807
   Linear Technology (B)              45,071           1,449
   LSI Logic*                         23,600             252
   Mastercard, Cl A                      600              61
   MEMC Electronic Materials*          3,854             153
   Mettler Toledo International*       1,565             121
   Micron Technology                   8,887             130
   Microsoft                         220,084           6,455
   MicroStrategy, Cl A*                2,270             269
   Molex                               8,400             269
   MoneyGram International             2,100              64

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Motorola                           78,584        $  1,742
   MTS Systems                           400              15
   National Instruments                1,600              47
   NCR*                                3,000             129
   Network Appliance (B)*             11,674             458
   Novellus Systems (B)*              32,009             999
   Nvidia*                             9,230             341
   Oracle*                            29,211             556
   Paychex                           132,943           5,239
   QLogic*                            17,318             385
   Qualcomm                          262,546           9,607
   Rambus*                             2,900              65
   Red Hat*                            6,690             116
   Research In Motion*                47,200           6,553
   Sabre Holdings, Cl A               16,900             464
   SanDisk*                           68,465           3,040
   Sanmina-SCI*                       34,739             129
   Seagate Technology                150,000           3,864
   Solectron*                         51,000             170
   Sybase*                             2,692              64
   Symantec*                           2,840              60
   Symbol Technologies                 6,000              89
   Synopsys*                          26,509             677
   Tech Data (B)*                      7,916             331
   Tektronix                           5,300             162
   Texas Instruments                  27,343             808
   Trimble Navigation*                 1,300              62
   Vishay Intertechnology (B)*        34,200             448
   Western Digital*                   33,714             692
   Western Union                     189,692           4,325
   Xerox*                             27,079             447
   Xilinx                              8,600             230
   Yahoo! (B)*                        72,981           1,970
                                                    --------
                                                     102,276
                                                    --------
MATERIALS -- 2.8%
   Air Products & Chemicals            1,100              76
   Airgas                                700              30
   Albemarle                           2,300             160
   Alcan                               2,400             115
   Alcoa                              41,700           1,300
   Allegheny Technologies              1,700             152
   Ashland                             2,900             196
   Ball                                  600              26
   Bemis                              14,400             491
   Cabot                                 400              16
   Carpenter Technology                  500              53
   Commercial Metals                     500              15
   Cytec Industries                    1,900             101
   Dow Chemical                       61,140           2,446
   E.I. du Pont de Nemours            11,865             557
   Eagle Materials                     2,000              86
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006       7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Eastman Chemical (B)                6,500        $    386
   Ecolab                              7,033             312
   FMC                                   300              21
   Freeport-McMoRan Copper & Gold,
      Cl B                               200              13
   Hercules                            5,400             101
   International Flavors & Fragrances  3,300             155
   International Paper                 7,700             255
   Lubrizol                           12,203             578
   Lyondell Chemical                   4,300             106
   MeadWestvaco                       12,600             372
   Monsanto                            1,892              91
   Newmont Mining                      9,800             460
   Nucor                              22,600           1,353
   OM Group*                           6,000             282
   Pactiv*                            23,700             816
   Phelps Dodge                        6,600             812
   PPG Industries                     13,899             894
   Praxair                            56,551           3,529
   Rohm & Haas                        10,600             554
   Sealed Air                            780              46
   Sigma-Aldrich                         614              47
   Smurfit-Stone Container (B)*       25,400             273
   Sonoco Products                     4,116             152
   Steel Dynamics                     12,000             390
   Temple-Inland                       1,045              41
   Titanium Metals*                      900              29
   United States Steel                 3,400             254
   Valspar                            15,000             420
   Vulcan Materials                    4,100             364
   Wheeling-Pittsburgh*                2,400              42
                                                    --------
                                                      18,968
                                                    --------
TELECOMMUNICATION SERVICES -- 3.1%
   Alltel                              3,335             189
   American Tower, Cl A*              34,337           1,300
   AT&T (B)                          232,402           7,881
   BellSouth                          73,890           3,295
   CenturyTel                         26,929           1,146
   Citizens Communications            10,018             142
   Crown Castle International (B)*    50,254           1,732
   Embarq                                 99               5
   Leap Wireless International*          900              51
   Sprint Nextel                      84,898           1,656
   Verizon Communications            112,095           3,917
   Windstream                          2,000              28
                                                    --------
                                                      21,342
                                                    --------
UTILITIES -- 2.5%
   AES*                                4,400             103
   Allegheny Energy*                   2,922             130
   Alliant Energy                     13,500             525
   Ameren                                900              49
   American Electric Power            49,831           2,069

--------------------------------------------------------------------------------
                              Shares/Face Amount     Market Value
Description                        ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   CenterPoint Energy                 22,500        $    368
   CMS Energy (B)*                    11,000             178
   Constellation Energy Group          3,199             219
   Dominion Resources                  3,552             287
   DPL                                   219               6
   DTE Energy (B)                     20,987             988
   Duke Energy                           925              29
   Edison International               15,832             728
   Energen                             9,700             440
   Energy East                        17,800             435
   Entergy                             4,599             420
   Exelon                              2,454             149
   FirstEnergy                        26,303           1,574
   Great Plains Energy                 1,600              51
   Hawaiian Electric Industries          900              24
   KeySpan                             7,000             287
   MDU Resources Group                 3,421              90
   Mirant*                             2,700              82
   National Fuel Gas (B)               8,900             337
   NiSource                            1,000              25
   Northeast Utilities                 2,400              67
   NRG Energy*                        12,443             708
   NSTAR                               1,300              46
   OGE Energy                          4,200             165
   Oneok                               3,300             143
   Pepco Holdings                     38,800             994
   PG&E                               25,819           1,186
   Pinnacle West Capital              15,900             785
   PPL                                12,765             464
   Progress Energy (B)                 2,600             124
   Public Service Enterprise Group     4,720             317
   Puget Energy                          330               8
   Questar                               274              24
   Reliant Energy*                     7,400              99
   SCANA                                 281              12
   Sempra Energy                       3,889             212
   Southern                              339              12
   Southern Union                        500              14
   TXU                                19,775           1,135
   UGI                                 7,900             223
   Wisconsin Energy                    4,700             220
   Xcel Energy (B)                    21,245             488
                                                    --------
                                                      17,039
                                                    --------
Total Common Stock
   (Cost $524,866) ($ Thousands)                     640,612
                                                    --------

CORPORATE OBLIGATIONS (C) -- 4.0%
FINANCIALS -- 4.0%
   Allstate Life Global Funding II
      MTN (E) (F)
        5.360%, 12/17/07              $  424             424
--------------------------------------------------------------------------------
8       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                     Face Amount     Market Value
Description                        ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   American General Finance (E) (F)
        5.350%, 12/17/07              $1,336        $  1,336
   Bear Stearns EXL (E)
        5.360%, 12/17/07               1,640           1,640
   Countrywide Financial MTN (E)
        5.448%, 10/31/07               1,935           1,935
   Dekabank (E) (F)
        5.394%, 11/20/07               1,705           1,705
   Irish Life & Permanent MTN,
      Ser X (E) (F)
        5.360%, 12/21/07               1,226           1,226
   Islandsbanki (E) (F)
        5.370%, 04/06/07               2,166           2,166
   Jackson National Life
      Funding (E) (F)
        5.320%, 12/03/07               2,027           2,027
   Kaupthing Bank MTN (E) (F)
        5.380%, 03/20/07               2,304           2,304
   Landsbanki Islands (E) (F)
        5.400%, 03/16/07               1,751           1,751
   Morgan Stanley EXL (E)
        5.380%, 01/04/08                 323             323
   Morgan Stanley EXL, Ser S (E)
        5.340%, 12/05/07                 461             461
   Natexis Banques (E) (F)
        5.300%, 12/17/07                 899             898
   Nationwide Building Society
      (E) (F)
        5.424%, 10/26/07                 507             507
        5.350%, 12/07/07                 922             922
   Nordbank (E) (F)
        5.350%, 12/24/07               1,567           1,567
   Northern Rock (E) (F)
        5.360%, 12/03/07                 949             949
   Pacific Life Global Funding
      (E) (F)
        5.370%, 12/13/07                 691             691
   Premium Asset Trust, Ser 2004-10
      (E) (F)
        5.360%, 12/17/07               1,290           1,290
   SLM EXL, Ser S (E) (F)
        5.320%, 12/17/07               1,014           1,014
   Skandinav Enskilda Bank (E) (F)
        5.320%, 12/18/07               1,014           1,014
   Stanfield Victoria MTN (F)
        5.445%, 06/11/07                 922             921
                                                    --------
Total Corporate Obligations
   (Cost $27,071) ($ Thousands)                       27,071
                                                    --------

COMMERCIAL PAPER (C) (D) -- 0.9%
FINANCIALS -- 0.9%
   Broadhollow Funding
        5.305%, 12/07/06                 516             516

--------------------------------------------------------------------------------
                                     Face Amount     Market Value
Description                 ($ Thousands)/Shares    ($ Thousands)
--------------------------------------------------------------------------------
   KKR Pacific Funding Trust
        5.345%, 12/27/06              $  922        $    918
        5.305%, 01/02/07                 461             458
   Ocala Funding LLC
        5.320%, 12/18/06                 461             460
        5.320%, 01/26/07                 461             457
   Rhineland Funding Capital
        5.385%, 01/25/07                 581             576
        5.364%, 12/27/06                 461             459
        5.364%, 02/13/07                 456             451
        5.313%, 12/12/06                 303             303
   Witherspoon Funding Limited
        5.329%, 12/15/06                 461             460
   Witherspoon Funding, Ser 2004-1A
        5.330%, 03/15/07                 795             795
                                                    --------
Total Commercial Paper
   (Cost $5,853) ($ Thousands)                         5,853
                                                    --------

CASH EQUIVALENTS -- 3.2%
   Evergreen Select Money Market
      Fund Institutional Class,
        5.230%**                   1,033,668           1,034
   SEI Daily Income Trust,
      Prime Obligation
      Fund, Cl A,
        5.300%**                  20,702,975          20,703
                                                    --------
Total Cash Equivalents
   (Cost $21,737) ($ Thousands)                       21,737
                                                    --------

ASSET-BACKED SECURITIES (C) (E) (F) -- 0.4%
MORTGAGE RELATED SECURITIES -- 0.4%
   Commodore, Ser 2003-2A,
      Cl A1MM
        5.470%, 12/12/38                 424             424
   Duke Funding, Ser 2004-6B,
      Cl A1S1
        5.440%, 10/09/07                 691             691
   Newcastle CDO, Ser 2005-6A,
      Cl IM1
        5.340%, 04/24/07                 184             184
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl MM1
        5.350%, 02/26/07                 274             274
   Saturn Ventures II
        5.380%, 02/07/07                 742             742
   TIAA Real Estate CDO, Ser 2003 1A,
      Cl A1MM
        5.350%, 09/28/07                 686             686
                                                    --------
Total Asset-Backed Securities
   (Cost $3,001) ($ Thousands)                         3,001
                                                    --------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006       9

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Fund (Concluded)

November 30, 2006
--------------------------------------------------------------------------------
                                     Face Amount     Market Value
Description                        ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.4%
  U.S. Treasury Bill
        4.900%, 02/22/07              $3,060        $  3,025
                                                    --------
Total U.S. Treasury Obligation
   (Cost $3,025) ($ Thousands)                         3,025
                                                    --------

MASTER NOTE (C) (D) -- 0.3%
   Bank of America
        5.383%, 12/01/45               2,304           2,304
                                                    --------
Total Master Note
   (Cost $2,304) ($ Thousands)                         2,304
                                                    --------

CERTIFICATES OF DEPOSIT (C) -- 0.3%
   Barclays Bank (E)
        5.330%, 06/11/07                 461             461
   CC USA MTN (F)
        5.379%, 06/18/07                 921             921
   U.S. Trust of New York (E)
        5.316%, 03/13/07                 369             369
                                                    --------
Total Certificates of Deposit
   (Cost $1,751) ($ Thousands)                         1,751
                                                    --------

                                   Number of
                                    Warrants
                                   ---------
WARRANTS -- 0.0%
   Lucent Technologies,
      Expires 12/10/07*                  758              --
                                                    --------
Total Warrants
   (Cost $--) ($ Thousands)                               --
                                                    --------

REPURCHASE AGREEMENTS (C) (G) -- 1.5%
   ABN Amro
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $3,686,922
     (collateralized by U.S. Government
     obligations, ranging in par value
     $46,080-$1,382,392, 0.000%-
     6.000%, 03/01/07-07/01/36,
     total market value $3,760,107)    3,686           3,686

--------------------------------------------------------------------------------
                                     Face Amount     Market Value
Description                        ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Barclays
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $784,595
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $17,188-
     $244,407, 2.750%-5.700%,
     12/15/06-05/27/15; with total
     market value $800,182)           $  784        $    784
   Deutsche Bank
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $313,776
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $87,459-
     $237,219, 0.000%-5.800%,
     05/01/07-01/27/20; with total
     market value $320,026)              314             314
   Lehman Brothers
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $5,709,393
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $42,255-
     $7,123,753, 3.085%-8.625%,
     12/21/07-01/15/30; with total
     market value $5,822,758)          5,709           5,709
                                                    --------
Total Repurchase Agreements
   (Cost $10,493) ($ Thousands)                       10,493
                                                    --------
Total Investments -- 105.1%
   (Cost $600,101) ($ Thousands)                    $715,847
                                                    ========


A summary of the open future contracts held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                               UNREALIZED
    TYPE OF                      NUMBER OF      EXPIRATION    APPRECIATION
   CONTRACT                      CONTRACTS         DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P Mid 400 Index E-Mini            48          Dec-2006           $ 92
S&P 500 Composite Index             75          Dec-2006            400
                                                                   ====
                                                                   $492
                                                                   ====



--------------------------------------------------------------------------------
10      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $681,033 ($ Thousands).
* Non-income producing security.
** Rate shown is the 7-day effective yield as of November 30, 2006.
+ Real Estate Investments Trust
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) This security or a partial position of this security is on loan at November 30, 2006 (See Note 9). The total value of securities on loan at November 30, 2006 was $49,038 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending (See Note 9). The total value of such securities as of November 30, 2006 was $50,473 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2006.
(F) Securities sold within terms of a p of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(G) Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.












--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      11

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Disciplined Equity Fund

November 30, 2006
--------------------------------------------------------------------------------
[Bar Chart Omitted]
Plot points as follows:

SECTOR WEIGHTINGS++:
20.4% Financials
10.0% Information Technology
 8.7% Asset-Backed Securities
 8.7% Health Care
 8.5% Industrials
 7.1% Energy
 6.7% Consumer Staples
 6.5% Consumer Discretionary
 6.1% Short-Term Investments
 4.6% U.S. Government Mortgage-Backed Obligations
 3.5% Commercial Paper
 2.3% Materials
 2.3% Utilities
 2.1% Telecommunication Services
 0.6% U.S. Treasury Obligations
 1.2% U.S. Government Agency Obligations
 0.3% Master Note
 0.2% Certificate of Deposit
 0.2% Collaterized Debt Obligations
 0.0% Purchased Options

++Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 76.8%
CONSUMER DISCRETIONARY -- 7.0%
   Amazon.com*                         7,500      $      303
   Autonation (B)*                   215,745           4,447
   Autozone*                           5,900             670
   Bed Bath & Beyond*                  9,900             384
   Best Buy (B)                      191,804          10,544
   Big Lots (B)*                      95,200           2,124
   Brinker International              50,900           2,314
   Cablevision Systems, Cl A (B)     190,694           5,296
   CBS, Cl B                         219,240           6,522
   Centex                              5,900             327
   Circuit City Stores (B)           190,361           4,751
   Coach*                            281,500          12,164
   Comcast, Cl A (B)*                599,581          24,259
   Darden Restaurants                 98,200           3,943
   Dillard's, Cl A (B)                59,500           2,116
   DIRECTV Group (B)*                989,797          22,518
   DR Horton                          18,300             488
   Eastman Kodak                     101,824           2,650
   EchoStar Communications,
      Cl A (B)*                      483,643          17,416
   Family Dollar Stores               85,900           2,396
   Federated Department Stores       200,126           8,423
   Fortune Brands                      3,200             259
   Fossil (B)*                        10,200             214
   Gannett                             5,500             327
   Gap                                22,800             427
   General Motors (B)                586,191          17,134
   Genuine Parts (B)                  12,200             572
   Gymboree*                          39,000           1,552
   Harley-Davidson (B)                86,200           6,359
   Harman International Industries     2,400             249
   Harrah's Entertainment             10,157             799
   Hasbro                             12,600             337
   Hilton Hotels                      43,418           1,425
   Home Depot                        357,391          13,570
   IAC/InterActive (B)*               78,600           2,868

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Idearc (B)                         42,073      $    1,159
   International Game Technology (B) 124,400           5,446
   JC Penney                         250,500          19,374
   Johnson Controls                   73,041           5,940
   Jones Apparel Group               144,600           4,859
   KB Home                             5,000             259
   Kohl's (B)*                       206,700          14,386
   Lennar, Cl A                        7,200             378
   Limited Brands                    103,000           3,264
   Liz Claiborne                      42,500           1,817
   Lowe's                            377,064          11,372
   Marriott International, Cl A (B)  544,694          24,593
   Mattel                             83,100           1,824
   McDonald's                        524,832          22,027
   McGraw-Hill                        42,400           2,826
   Newell Rubbermaid                  36,600           1,043
   News, Cl A*                       351,400           7,239
   Nordstrom                         129,026           6,325
   Office Depot*                     582,385          22,049
   OfficeMax                         106,820           5,028
   Omnicom Group                       8,700             889
   Pool (B)                           39,500           1,618
   Pulte Homes                        13,300             449
   Sally Beauty Holdings*              5,500              51
   Sears Holdings (B)*                55,100           9,451
   Sherwin-Williams                   34,500           2,158
   Snap-On                            23,100           1,097
   Staples                            20,600             525
   Starbucks*                        320,008          11,293
   Starwood Hotels & Resorts
      Worldwide                       48,900           3,138
   Target                            120,262           6,986
   Time Warner                       563,428          11,347
   TJX                               307,958           8,444
   United Auto Group                  46,005           1,080
   Univision Communications,
      Cl A (B)*                      110,800           3,943
   VF                                165,795          12,997
   Viacom, Cl B*                     248,200           9,310
   Walt Disney (B)                   767,231          25,357
   Wendy's International (B)         101,600           3,309
   Whirlpool                          12,501           1,066
   Yum! Brands                       155,400           9,509
                                                  ----------
                                                     465,372
                                                  ----------
CONSUMER STAPLES -- 7.3%
   Altria Group                      824,519          69,433
   Anheuser-Busch                    129,625           6,158
   Archer-Daniels-Midland          1,244,465          43,681
   Avon Products                      10,800             353
   Brown-Forman, Cl B                 65,900           4,577
   Campbell Soup                      86,700           3,301
   Chiquita Brands
      International (B)               80,400           1,150
   Clorox                                100               6

--------------------------------------------------------------------------------
12      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Coca-Cola                         681,587      $   31,919
   Coca-Cola Enterprises             222,343           4,547
   Colgate-Palmolive                 183,522          11,938
   ConAgra Foods                      99,200           2,549
   Costco Wholesale (B)               32,200           1,683
   CVS (B)                           356,155          10,247
   Dean Foods (B)*                   179,883           7,703
   General Mills                      38,400           2,148
   HJ Heinz                          136,800           6,081
   Kellogg (B)                        22,500           1,120
   Kimberly-Clark                    274,298          18,233
   Kroger                          1,295,964          27,811
   Loews - Carolina                  189,573          11,824
   McCormick                          20,200             782
   Pepsi Bottling Group              157,129           4,921
   PepsiCo                           530,358          32,866
   Procter & Gamble                1,125,457          70,667
   Reynolds American (B)             317,100          20,370
   Safeway                           300,200           9,249
   Sysco (B)                          34,952           1,253
   USANA Health Sciences*              5,500             266
   UST (B)                            70,600           3,952
   Wal-Mart Stores                 1,483,192          68,375
   Walgreen                          129,603           5,248
                                                  ----------
                                                     484,411
                                                  ----------
ENERGY -- 7.7%
   Anadarko Petroleum                179,364           8,853
   Apache                             16,500           1,154
   Baker Hughes                      252,928          18,572
   BJ Services                       239,100           8,074
   Chesapeake Energy (B)             256,300           8,722
   Chevron                         1,124,885          81,352
   ConocoPhillips                    925,001          62,253
   Devon Energy                       34,124           2,504
   El Paso                            37,300             545
   EOG Resources                      13,300             938
   Exxon Mobil                     2,441,430         187,526
   Halliburton                       345,428          11,655
   Hess (B)                           18,000             905
   Kinder Morgan                      16,034           1,683
   Marathon Oil                      273,912          25,852
   Murphy Oil                          4,200             228
   Nabors Industries (B)*            249,030           8,407
   National Oilwell Varco*             7,900             525
   Noble                               5,500             425
   Occidental Petroleum              338,477          17,039
   Peabody Energy                     30,300           1,394
   Rowan                               6,500             234
   Schlumberger                      398,068          27,260
   Smith International (B)            13,400             568
   Sunoco (B)                         82,758           5,641
   Tidewater (B)                      44,300           2,451

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Transocean (B)*                    80,300      $    6,259
   Valero Energy                     304,700          16,780
   Weatherford International (B)*     79,900           3,588
   XTO Energy                         16,900             855
                                                  ----------
                                                     512,242
                                                  ----------
FINANCIALS -- 18.0%
   A.G. Edwards (B)                   97,798           5,658
   ACE                               145,043           8,244
   Allstate                          317,247          20,139
   AMBAC Financial Group              15,200           1,302
   American Express                  263,617          15,480
   American Home Mortgage
      Investment+ (B)                 33,100           1,171
   American International Group      547,316          38,487
   AmeriCredit*                       11,200             263
   Ameriprise Financial               63,736           3,448
   AON (B)                           271,134           9,674
   Apartment Investment &
      Management, Cl A+               83,100           4,790
   Archstone-Smith Trust+            142,700           8,559
   Ashford Hospitality Trust+ (B)     58,500             768
   Bank of America                 2,439,951         131,391
   Bank of New York                   81,500           2,896
   BB&T                               97,900           4,211
   Bear Stearns (B)                   80,411          12,261
   Boston Properties+ (B)             67,100           7,854
   Capital One Financial (B)          27,900           2,173
   CB Richard Ellis Group, Cl A*      29,200             962
   Charles Schwab                    248,900           4,565
   Chicago Mercantile Exchange
      Holdings                        18,400           9,855
   Chubb                             266,700          13,804
   Cincinnati Financial                9,600             425
   CIT Group                          28,900           1,503
   Citigroup                       2,578,789         127,882
   CNA Financial*                     20,373             784
   Comerica                           61,500           3,582
   Commerce Bancorp (B)                3,900             136
   Compass Bancshares                 47,000           2,686
   Countrywide Financial             207,184           8,229
   E*Trade Financial*                201,000           4,838
   Equity Office Properties
      Trust+ (B)                      53,100           2,559
   Equity Residential+               102,400           5,454
   Fannie Mae                        347,723          19,831
   Federated Investors, Cl B           6,800             226
   FelCor Lodging Trust+               8,500             187
   Fieldstone Investment+              8,600              48
   First Cash Financial Services*     30,400             621
   Franklin Resources                 64,409           6,875
   Freddie Mac                        53,617           3,601
   Genworth Financial, Cl A           76,400           2,506
   Goldman Sachs Group               194,303          37,850
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hartford Financial Services
      Group                          226,861      $   19,456
   Hospitality Properties Trust+ (B)   9,500             477
   Host Hotels & Resorts+ (B)        843,446          21,272
   JPMorgan Chase (B)              2,105,443          97,440
   Keycorp                           161,500           5,830
   Kimco Realty+                     117,600           5,454
   KKR Financial+ (B)*                74,400           1,991
   Legg Mason                          6,500             620
   Lehman Brothers Holdings          331,384          24,413
   Lincoln National (B)               34,092           2,168
   Loews                             834,573          33,316
   Luminent Mortgage Capital+         25,200             260
   M&T Bank                            8,200             973
   Marshall & Ilsley                   5,900             270
   MBIA                                5,600             390
   Mellon Financial                   36,000           1,448
   Merrill Lynch                     708,657          61,958
   Metlife (B)                       694,881          40,810
   MGIC Investment                   114,400           6,631
   Moody's                           209,170          14,533
   Morgan Stanley                    446,069          33,973
   National City (B)                 159,616           5,762
   Newcastle Investment+              12,700             380
   North Fork Bancorporation          19,679             552
   Northern Trust                     18,600           1,059
   PMI Group                          16,800             728
   PNC Financial Services Group      172,077          12,164
   Principal Financial Group          47,800           2,760
   Progressive                        44,696           1,008
   Prologis+                          70,800           4,614
   Prudential Financial              154,500          12,589
   Public Storage+ (B)               150,874          14,526
   Radian Group                        4,000             213
   Regions Financial                 229,667           8,417
   Safeco                            122,251           7,405
   Simon Property Group+              54,781           5,587
   SLM                                76,800           3,520
   Sovereign Bancorp                  12,285             307
   Spirit Finance+                    23,900             292
   St. Paul Travelers                314,200          16,279
   State Street                       36,800           2,286
   SunTrust Banks                     66,400           5,422
   Synovus Financial                   7,700             231
   T Rowe Price Group                157,328           6,817
   Torchmark                           9,200             582
   Transatlantic Holdings              2,630             163
   UnumProvident                      10,800             221
   US Bancorp                        827,721          27,845
   Vornado Realty Trust+ (B)          45,900           5,788
   Wachovia                        1,080,787          58,568
   Washington Mutual (B)             778,208          33,992
   Wells Fargo                     1,138,801          40,131
   WR Berkley (B)                    228,354           8,017

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Zions Bancorporation               16,900      $    1,322
                                                  ----------
                                                   1,201,008
                                                  ----------
HEALTH CARE -- 9.4%
   Abbott Laboratories               394,416          18,403
   Aetna                             196,088           8,100
   Allergan                           28,400           3,311
   AmerisourceBergen                 482,864          22,207
   Amgen*                            238,903          16,962
   Applera - Applied Biosystems
      Group                          163,700           5,965
   Barr Pharmaceuticals*               5,100             261
   Baxter International              224,428          10,041
   Becton Dickinson                  149,100          10,693
   Biogen Idec*                       59,700           3,120
   Biomet                              7,200             272
   Bristol-Myers Squibb              142,447           3,537
   C.R. Bard                          30,404           2,502
   Cardinal Health                   495,561          32,023
   Caremark Rx                       275,796          13,045
   Celgene*                           58,900           3,283
   Cigna                              36,109           4,552
   Coventry Health Care*              12,750             614
   Cytyc*                              9,600             252
   Eli Lilly                         321,319          17,220
   Express Scripts*                  284,855          19,427
   Forest Laboratories*               35,100           1,709
   Genentech*                         95,917           7,841
   Genzyme*                            6,200             399
   Gilead Sciences*                  150,900           9,953
   Health Net*                       148,245           6,840
   Henry Schein (B)*                  54,684           2,818
   Hospira*                            1,800              59
   Humana (B)*                       433,842          23,471
   Idexx Laboratories*                 3,300             279
   IMS Health                         28,300             777
   Johnson & Johnson               1,644,895         108,415
   King Pharmaceuticals (B)*         201,100           3,324
   Laboratory of America
      Holdings (B)                    78,500           5,558
   Lincare Holdings (B)*              48,100           1,812
   Manor Care (B)                     74,300           3,531
   McKesson                          543,695          26,859
   Medco Health Solutions            507,376          25,475
   Medtronic                         112,149           5,846
   Merck                             666,994          29,688
   Millipore (B)*                      8,500             582
   Mylan Laboratories (B)              9,700             197
   PerkinElmer                        28,300             613
   Pfizer (B)                      2,291,628          62,997
   Quest Diagnostics (B)              27,300           1,452
   Schering-Plough                   135,800           2,989
   St. Jude Medical*                  10,100             376
   Stryker                            11,800             612
--------------------------------------------------------------------------------
14      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Thermo Electron*                  233,700      $   10,243
   UnitedHealth Group                420,522          20,639
   Waters*                            80,300           4,018
   WellPoint*                        217,896          16,488
   Wyeth                             939,037          45,337
   Zimmer Holdings*                    9,500             693
                                                  ----------
                                                     627,680
                                                  ----------
INDUSTRIALS -- 9.2%
   3M                                176,744          14,398
   Acuity Brands                      26,100           1,375
   Allied Waste Industries (B)*      196,600           2,493
   American Power Conversion          16,500             501
   American Standard                   8,200             367
   AMR*                              243,377           7,778
   Avery Dennison                      3,400             229
   Boeing                            611,266          54,115
   Burlington Northern Santa Fe      158,700          11,928
   Caterpillar                       755,528          46,865
   Ceradyne*                          35,200           1,859
   Cintas                              5,100             215
   Con-way                             7,100             327
   Cooper Industries, Cl A            40,443           3,698
   CSX                               243,300           8,725
   Cummins                            55,960           6,711
   Danaher (B)                        25,600           1,872
   Deere                              20,900           2,006
   Dover                             119,100           5,991
   Eaton                              34,400           2,652
   Emerson Electric                  217,715          18,876
   FedEx (B)                         121,065          13,975
   Flowserve (B)*                     41,284           2,223
   Fluor (B)                          41,828           3,642
   Gardner Denver*                    43,400           1,660
   General Dynamics                   92,600           6,930
   General Electric                3,071,823         108,374
   Goodrich                            6,200             279
   Herman Miller                      50,800           1,784
   Honeywell International           996,326          42,822
   Illinois Tool Works                25,800           1,218
   Ingersoll-Rand, Cl A              209,566           8,175
   ITT Industries                      4,100             221
   Jacobs Engineering Group*          97,527           8,180
   John H. Harland                     5,300             227
   L-3 Communications Holdings        89,900           7,394
   Lockheed Martin                   297,733          26,930
   Masco                              20,000             574
   Monster Worldwide*                 30,100           1,314
   NCI Building Systems*               7,800             430
   Norfolk Southern                  203,000           9,998
   Northrop Grumman                  246,748          16,515
   Paccar (B)                        112,213           7,327
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Parker Hannifin                     5,800      $      484
   Raytheon                          153,800           7,850
   Regal-Beloit                        8,900             455
   Robert Half International          12,984             501
   Rockwell Automation                88,362           5,751
   Rockwell Collins                   32,600           1,967
   RR Donnelley & Sons                73,800           2,603
   Ryder System (B)                   83,800           4,372
   Southwest Airlines                177,000           2,781
   Terex (B)*                        155,074           8,687
   Textron                            79,800           7,776
   Thomas & Betts*                    22,900           1,188
   Tyco International              1,374,453          41,632
   Union Pacific                     269,822          24,424
   United Parcel Service, Cl B       217,250          16,928
   United Technologies               324,344          20,930
   Waste Management                  118,700           4,346
   WW Grainger                         3,000             217
                                                  ----------
                                                     616,065
                                                  ----------
INFORMATION TECHNOLOGY -- 11.0%
   Adobe Systems*                     11,700             470
   Advanced Micro Devices*            76,262           1,645
   Agere Systems*                     43,942             787
   Agilent Technologies*             335,800          10,692
   Altera*                            14,500             288
   Analog Devices                    126,100           4,101
   Apple Computer*                   177,730          16,294
   Applied Materials (B)             566,600          10,187
   Ariba (B)*                         99,400             751
   Arrow Electronics*                525,785          16,699
   ATMI (B)*                          63,700           2,071
   Autodesk*                           7,600             313
   Automatic Data Processing         230,453          11,115
   Avaya*                             16,300             208
   Avnet*                            350,122           8,680
   Avocent*                           29,600           1,029
   BMC Software (B)*                 229,500           7,473
   Broadcom, Cl A*                    16,250             533
   CA                                 15,600             339
   Cadence Design Systems*            41,000             754
   Ciena*                             27,300             686
   Cisco Systems*                  1,175,280          31,592
   Citrix Systems*                   141,700           4,072
   Cognizant Technology
      Solutions, Cl A*                20,500           1,672
   Computer Sciences*                 60,100           3,137
   Convergys*                        121,800           2,938
   Corning*                          530,200          11,431
   DealerTrack Holdings*              13,900             380
   Dell*                             200,876           5,472
   Digital Insight*                   15,300             584
   Electronic Arts*                    6,600             369
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Electronic Data Systems           749,049      $   20,329
   EMC*                              339,700           4,453
   Fidelity National Information
      Services                        18,900             754
   First Data                         34,403             869
   Fiserv*                           190,400           9,731
   Freescale Semiconductor,
      Cl B (B)*                      331,969          13,256
   Google, Cl A (B)*                  88,286          42,812
   Hewlett-Packard                 1,910,438          75,386
   Ingram Micro, Cl A*               284,047           5,789
   Intel                             695,085          14,840
   Internap Network Services*         24,500             477
   International Business Machines   966,142          88,808
   Interwoven*                        15,700             222
   Intuit*                           122,400           3,853
   Itron (B)*                         21,700           1,041
   Jabil Circuit*                     12,000             340
   Juniper Networks*                  18,800             400
   Kla-Tencor                          4,000             207
   Lam Research*                       5,600             295
   Lexmark International,
      Cl A (B)*                       94,400           6,512
   LSI Logic*                         19,500             208
   Lucent Technologies*              147,400             376
   Maxim Integrated Products           8,700             274
   MEMC Electronic Materials*          4,500             179
   Micron Technology (B)             272,200           3,974
   Microsoft                       2,951,418          86,565
   MicroStrategy, Cl A (B)*           47,100           5,580
   Molex                             117,900           3,773
   Motorola                        1,721,048          38,156
   National Semiconductor             23,978             580
   NCR*                              406,530          17,444
   Network Appliance (B)*            114,800           4,501
   Novellus Systems (B)*             274,600           8,573
   Nvidia (B)*                       312,200          11,548
   Oracle*                         1,320,116          25,148
   Parametric Technology*             19,000             368
   Paychex                            10,600             418
   QLogic*                           213,600           4,753
   Qualcomm                          624,252          22,841
   RealNetworks (B)*                  28,800             331
   Sabre Holdings, Cl A               36,900           1,012
   SanDisk (B)*                       27,300           1,212
   SonicWALL*                        129,700           1,303
   Symantec (B)*                      75,000           1,590
   Symbol Technologies               109,000           1,615
   Synopsys*                          13,600             347
   Tech Data (B)*                     35,452           1,483
   Technitrol                          1,600              44
   Tektronix                          21,000             642
   Tellabs*                          129,900           1,304
   Texas Instruments                 351,961          10,400
   Travelzoo (B)*                     61,600           1,907
   Valueclick (B)*                    72,900           1,813

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   VeriSign*                             200      $        5
   Vishay Intertechnology*            15,900             208
   Websense (B)*                      84,700           2,164
   Western Digital*                   15,400             316
   Western Union                      46,603           1,063
   Xerox (B)*                        687,309          11,341
   Xilinx                            300,600           8,056
   Yahoo! (B)*                        13,710             370
                                                  ----------
                                                     730,921
                                                  ----------
MATERIALS -- 2.5%
   Air Products & Chemicals            9,800             678
   Alcoa                              27,300             851
   Allegheny Technologies             89,200           7,997
   Ashland                           153,147          10,354
   Bemis                              31,600           1,079
   Celanese, Ser A                   676,667          14,887
   Chaparral Steel*                   16,300             758
   Crown Holdings*                   252,828           5,208
   Dow Chemical                      274,600          10,987
   E.I. du Pont de Nemours           253,487          11,896
   Eagle Materials                     4,500             193
   Eastman Chemical                   11,400             677
   Ecolab (B)                         82,800           3,672
   Freeport-McMoRan Copper & Gold,
      Cl B (B)                       242,946          15,274
   Hercules                           81,000           1,509
   Huntsman*                         176,799           3,078
   International Flavors &
     Fragrances                       19,300             909
   International Paper (B)            36,702           1,215
   Monsanto                          249,220          11,980
   Newmont Mining                    126,000           5,911
   Nucor                             227,000          13,586
   Pactiv*                           103,300           3,559
   Phelps Dodge                      125,500          15,436
   PPG Industries                      3,700             238
   Praxair                            11,580             723
   Rohm & Haas                         6,200             324
   Sigma-Aldrich                       4,000             304
   Temple-Inland                     167,000           6,530
   United States Steel                56,000           4,188
   Valhi                               2,299              61
   Vulcan Materials (B)              133,480          11,842
   Weyerhaeuser                        3,900             252
   Wheeling-Pittsburgh*               12,600             222
                                                  ----------
                                                     166,378
                                                  ----------
TELECOMMUNICATION SERVICES -- 2.3%
   Alltel                            104,000           5,901
   AT&T (B)                        1,678,238          56,909
   BellSouth                         683,682          30,485
   CenturyTel                        123,900           5,272

--------------------------------------------------------------------------------
16      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Citizens Communications (B)        46,400      $      657
   Qwest Communications
      International (B)*           1,721,547          13,239
   Sprint Nextel                     144,784           2,825
   Telephone & Data Systems           50,417           2,605
   US Cellular*                       66,682           4,489
   Verizon Communications            881,180          30,788
   Windstream                         53,813             750
                                                  ----------
                                                     153,920
                                                  ----------
UTILITIES -- 2.4%
   AES (B)*                          517,008          12,082
   Allegheny Energy*                 275,500          12,221
   Ameren (B)                         46,700           2,555
   American Electric Power           254,100          10,548
   CMS Energy (B)*                    34,500             559
   Consolidated Edison                 4,400             212
   Constellation Energy Group          4,300             295
   Dominion Resources                 40,700           3,286
   Duke Energy                       115,500           3,664
   Edison International              365,379          16,800
   Entergy                             4,300             393
   Exelon (B)                        231,382          14,052
   FirstEnergy                       142,200           8,509
   FPL Group                           8,900             474
   KeySpan                            27,900           1,145
   Peoples Energy                      7,200             312
   PG&E (B)                           85,704           3,936
   Pinnacle West Capital (B)          22,000           1,086
   PPL                                 8,600             313
   Public Service Enterprise
      Group (B)                      168,683          11,339
   Sempra Energy                      81,630           4,449
   Southern                            4,800             174
   TXU                               923,435          52,996
   Xcel Energy                        14,200             326
                                                  ----------
                                                     161,726
                                                  ----------
Total Common Stock
   (Cost $4,405,536) ($ Thousands)                 5,119,723
                                                  ----------

ASSET-BACKED SECURITIES -- 9.5%
MORTGAGE RELATED SECURITIES -- 9.5%
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2 (E)
        8.070%, 12/12/06            $  1,040             933
   Ace Securities, Ser 2003-NC1,
      Cl M1 (E)
        6.100%, 12/25/06               3,600           3,618
   Ace Securities, Ser 2003-OP1,
      Cl M1 (E)
        6.020%, 12/26/06               1,500           1,507

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ace Securities, Ser 2005-HE7,
      Cl A1B2 (E)
        5.620%, 12/27/06            $  3,419      $    3,421
   Adjustable Rate Mortgage NIM
      Trust, Ser 2005-4, Cl A (A)
        5.500%, 12/27/35                 737             734
   Adjustable Rate Mortgage Trust,
      Ser 2005-3, Cl 1A2 (E)
        4.610%, 12/25/06                 594             598
   Aegis Asset-Backed Securities
      Trust, Ser 2003-3, Cl M1 (E)
        6.020%, 12/25/06                 317             318
   American Home Mortgage Assets,
      Ser 2006-3, Cl M5 (E)
        5.940%, 10/25/46               1,200           1,200
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A (E)
        5.294%, 12/25/06              17,201          17,160
   American Home Mortgage Investment
      Trust, Ser 2006-1, Cl 2A3 (E)
        5.100%, 12/25/06               7,194           7,115
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (E)
        6.220%, 12/25/06               2,373           2,380
   Argent Securities, Ser 2003-W5,
      Cl M1 (E)
        6.020%, 12/25/06               1,000           1,011
   Argent Securities, Ser 2003-W9,
      Cl M1 (E)
        6.010%, 12/26/06               2,059           2,070
   Asset-Backed Funding Certificates,
      Ser 2004-OPT5, Cl M1 (E)
        6.070%, 12/14/06               1,000           1,003
   Asset-Backed Funding NIM Trust,
      Ser 2005-HE2A, Cl N1 (A)
        6.000%, 07/26/35                 836             833
   Asset-Backed Funding NIM Trust,
      Ser 2005-WMC1, Cl N1 (A)
        5.900%, 07/26/35                 190             189
   Asset-Backed Securities Home
      Equity Loan Trust,
      Ser 2003-HE5, Cl M1 (E)
        6.070%, 12/15/06               2,828           2,841
   Asset-Backed Securities Home
      Equity Loan Trust,
      Ser 2003-HE5, Cl M2 (E)
        7.220%, 12/15/06               1,600           1,616
   Asset-Backed Securities Home
      Equity, Ser 2003-HE7,
      Cl M2 (E)
        7.080%, 12/15/06               1,250           1,268
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A1
        5.611%, 12/01/06               4,604           4,674
   Bear Stearns Asset-Backed
      Securities, Ser 2006-PC1N,
      Cl A1 (A)
        5.500%, 12/25/35                 282             282
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Citifinancial Mortgage Securities,
      Ser 2004-1, Cl AF2 (H)
        2.645%, 12/01/06            $  2,949      $    2,867
   Citigroup Mortgage Loan Trust,
      Ser 2005-HE4, Cl A2C (E)
        5.590%, 12/27/06               8,916           8,929
   Commodore, Ser 2003-2A,
      Cl A1MM (A) (C) (E)
        5.470%, 12/12/38               3,867           3,867
   Countrywide Alternative Loan
      Trust, Ser 2004-33, Cl 1A1 (E)
        4.999%, 12/01/06               4,831           4,881
   Countrywide Alternative Loan
      Trust, Ser 2005-69, Cl M3 (E)
        6.470%, 12/27/06               1,325           1,344
   Countrywide Alternative Loan
      Trust, Ser 2005-IM1, Cl M3 (E)
        7.320%, 12/27/06               1,551           1,551
   Countrywide Alternative Loan
      Trust, Ser 2006-OA11, Cl M3 (E)
        5.750%, 12/30/06               2,800           2,799
   Countrywide Alternative Loan
      Trust, Ser 2006-OA16, Cl M5 (E)
        5.870%, 08/25/36               1,205           1,204
   Countrywide Asset-Backed
      Certificates, Ser 2003-2,
      Cl M2 (E)
        6.970%, 12/26/06                 954             967
   Countrywide Asset-Backed
      Certificates, Ser 2004-9,
      Cl AF3 (E)
        3.854%, 10/25/30                 857             853
   Countrywide Asset-Backed
      Certificates, Ser 2005-13N,
      Cl NOTE (A)
        6.000%, 11/25/36                 352             350
   Countrywide Asset-Backed
      Certificates, Ser 2005-7,
      Cl MV8 (E)
        6.770%, 12/27/06               1,350           1,366
   Countrywide Asset-Backed
      Certificates, Ser 2006-S1,
      Cl A2
        5.549%, 08/25/21               8,750           8,742
   Countrywide Home Equity Loan
      Trust, Ser 2006-D, Cl 2A (E)
        5.520%, 12/30/06              11,453          11,453
   Countrywide Home Loans,
      Ser 2004-22, Cl A1 (E)
        5.090%, 12/01/06               2,183           2,180
   Countrywide Home Loans,
      Ser 2005-HY10, Cl 1A1 (E)
        5.283%, 12/01/06               5,136           5,177
   Countrywide Home Loans,
      Ser 2005-HYB9, Cl 1A1 (E)
        5.150%, 12/01/06               3,076           3,071
   Countrywide Home Loans,
      Ser 2005-HYB9, Cl 1A2 (E)
        5.150%, 12/01/06                 615             614

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M4 (E)
        6.140%, 12/27/06            $  1,615      $    1,643
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M5 (E)
        6.190%, 12/27/06               1,100           1,109
   Countrywide Home Loans,
      Ser 2006-OA5, Cl 1M4 (E)
        6.370%, 12/27/06               3,168           3,184
   Credit-Based Asset Servicing
      and Securities, Ser 2005-CB8,
      Cl AF1B (H)
        5.451%, 12/25/06               8,018           7,984
   DSLA Mortgage Loan Trust,
      Ser 2004-AR2, Cl B2 (E)
        6.520%, 11/19/44               1,785           1,785
   Duke Funding, Ser 2004-6B,
      Cl A1S1 (A) (C) (E)
        5.440%, 10/09/07               6,305           6,305
   FBR Securitization Trust,
      Ser 2005-2, Cl M10 (E)
        7.570%, 12/28/06                 600             505
   FBR Securitization Trust,
      Ser 2005-4, Cl M11 (E)
        7.320%, 12/27/06               1,265           1,203
   FBR Securitization Trust,
      Ser 2005-4, Cl M12 (E)
        7.320%, 12/27/06                 600             594
   FBR Securitization Trust,
      Ser 2005-5, Cl M12 (E)
        7.570%, 12/27/06                 755             732
   First Franklin Mortgage Loan Asset,
        Ser 2003-FF4, Cl M3 (E)
        7.220%, 12/27/06               1,031           1,033
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF8A, Cl N1 (A)
        6.500%, 09/25/35               1,268           1,260
   First Franklin Mortgage Loan Asset,
      Ser 2005-FFH4, Cl N1 (A)
        5.682%, 12/25/35                 314             312
   First Franklin Mortgage Loan
      Asset-Backed Securities,
      Ser 2005-FF10, Cl A4 (E)
        5.640%, 12/25/06              25,000          25,064
   First Franklin Mortgage Loan
      Asset-Backed Securities,
      Ser 2005-FF9, Cl A3 (E)
        5.600%, 12/25/06              13,000          13,027
   First Franklin Mortgage Loan,
      Ser 2003-FF5, Cl M6 (E)
        8.820%, 12/25/06               1,930           1,950
   First Horizon Alternative Mortgage
      Trust, Ser 2005-AA3, Cl 3A1 (E)
        5.372%, 12/01/06               1,203           1,207

--------------------------------------------------------------------------------
18      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   First Horizon Alternative
      Mortgage  Trust,
      Ser 2006-AA6, Cl 2A1 (E)
        5.750%, 12/01/06            $ 27,809      $   27,962
   First Horizon Asset Securities,
      Ser 2006-AR3, Cl 1A1 (E)
        5.915%, 12/01/06               7,605           7,631
   GE-WMC Mortgage Securities NIM
      Trust, Ser 2005-2A, Cl N1 (A)
        5.500%, 01/25/36                 129             129
   GMAC Mortgage Loan Trust,
      Ser 2006-HE1, Cl A (E)
        5.530%, 12/25/06              21,800          21,805
   GS Mortgage Securities,
      Ser 2006-GG6, Cl AM (E)
        5.622%, 04/10/38              21,000          21,692
   GSAA Home Equity Trust,
      Ser 2006-3N, Cl N1 (A)
        5.750%, 03/25/36                 304             303
   GSAA Home Equity Trust,
      Ser NI, Cl M9 (A)
        6.500%, 10/25/35               1,986           1,994
   GSAMP Trust, Ser 2005-WM2N,
      Cl N (A)
        5.500%, 11/25/35                 866             857
   HSI Asset Securitization Trust,
      Ser 2005-I1, Cl 2A3 (E)
        5.610%, 12/27/06              17,700          17,743
   HSI Asset Securitization Trust,
      Ser 2005-NC1, Cl 2A4 (E)
        5.640%, 12/25/06               3,347           3,348
   Holmes Financing, Ser 2006-10A,
      Cl 1C (E)
        5.738%, 01/16/07               3,250           3,250
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2 (E)
        7.220%, 12/25/06               2,085           2,093
   Home Equity Asset Trust,
      Ser 2004-6N, Cl A (A)
        5.250%, 01/27/35               1,213           1,195
   Home Equity Asset Trust,
      Ser 2004-7N, Cl A (A)
        4.500%, 02/27/35               1,618           1,591
   Home Equity Asset Trust,
      Ser 2005-5N, Cl A (A)
        5.500%, 12/27/35               1,689           1,649
   Home Equity Asset Trust,
      Ser 2005-6N, Cl A (A)
        6.000%, 01/27/36                 650             640
   Home Equity Asset Trust,
      Ser 2005-7N, Cl A (A)
        6.500%, 02/27/36                 930             922
   Home Equity Asset Trust,
      Ser 2006-1N, Cl 1A (A)
        6.500%, 05/27/36                 581             577

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Home Equity Mortgage Trust,
      Ser 2006-5, Cl A1 (H)
        5.500%, 01/25/37            $ 21,549      $   21,569
   IMPAC CMB Trust, Ser 2004-10,
      Cl 4M1 (E)
        5.920%, 03/25/35               2,543           2,553
   IMPAC NIM Trust, Ser 2006-1,
      Cl N (A)
        6.000%, 03/25/36                 513             513
   Impac Secured Assets CMO Owners
      Trust, Ser 2006-3, Cl A4 (E)
        5.414%, 12/27/06              18,872          18,875
   Indymac Index Mortgage Loan Trust,
      Ser 2005-AR2, Cl 1A1 (E)
        4.909%, 12/01/06               1,364           1,381
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR12, Cl M2 (E)
        5.870%, 09/25/46               1,270           1,266
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M6 (E)
        7.070%, 04/25/46               1,325           1,346
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M9 (E)
        7.070%, 12/25/06               1,150             977
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4 (E)
        6.020%, 12/25/06                 940             944
   JPMorgan Mortgage Acquisition,
      Ser 2006-RM1, Cl A2 (E)
        5.400%, 12/27/06               4,587           4,587
   JPMorgan Mortgage Acquistion,
      Ser 2006-WF1, Cl A1B (E)
        5.092%, 12/31/06               7,838           7,838
   Lehman XS NIM Trust, Ser 2005-5N,
      Cl A (A)
        7.000%, 11/28/35                 995             991
   Lehman XS Trust, Ser 2005-5N,
      Cl M3 (E)
        6.320%, 12/25/06               2,424           2,455
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (E)
        7.070%, 12/31/06               3,000           2,916
   Lehman XS Trust, Ser 2005-7N,
      Cl M51 (E)
        6.570%, 12/25/35                 620             629
   Lehman XS Trust, Ser 2005-7N,
      Cl M7I (E)
        7.070%, 12/27/06               1,350           1,301
   Lehman XS Trust, Ser 2005-9N,
      Cl M4 (E)
        6.720%, 12/30/06                 936             960
   Lehman XS Trust, Ser 2005-9N,
      Cl M6 (E)
        7.070%, 12/30/06               2,300           2,315
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman XS Trust, Ser 2006-11,
      Cl M10 (E)
        7.320%, 12/25/06            $  1,145      $      940
   Lehman XS Trust, Ser 2006-12N,
      Cl M4 (E)
        5.870%, 08/25/46               1,475           1,475
   Lehman XS Trust, Ser 2006-12N,
      Cl M5 (E)
        5.920%, 08/25/46                 815             815
   Lehman XS Trust, Ser 2006-2N,
      Cl M5 (E)
        6.470%, 12/27/06               1,221           1,238
   Long Beach Asset Holdings,
      Ser 2005-WL1, Cl N1 (A)
        5.193%, 06/25/45                 728             724
   Long Beach Asset Holdings,
      Ser 2006-2, Cl N1 (A)
        5.780%, 04/25/46                 411             408
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3 (E)
        5.650%, 12/27/06               3,846           3,857
   Master Asset-Backed Securities NIM
      Trust, Ser 2006-CI13, Cl N1 (A)
        7.000%, 12/25/35               1,359           1,322
   Master Asset-Backed Securities
      Trust, Ser 2002-OPT1, Cl M1 (E)
        6.470%, 12/27/06                 607             608
   Master Asset-Backed Securities
      Trust, Ser 2003-WMC2, Cl M1 (E)
        6.020%, 12/27/06               1,512           1,512
   Merrill Lynch Mortgage Investors,
      Ser 2005-AR1N, Cl N1 (A)
        5.000%, 06/25/36               1,583           1,570
   Merrill Lynch Mortgage Investors,
      Ser 2005-NCB, Cl A1A (E)
        5.451%, 12/01/06               2,717           2,705
   Merrill Lynch Mortgage Investors,
      Ser 2006-1, Cl 1A (E)
        5.350%, 02/25/36              12,725          12,618
   Merrill Lynch Mortgage Investors,
      Ser 2006-MLN1, Cl A2A (E)
        5.394%, 12/29/06               5,431           5,431
   Merrill Lynch Mortgage Investors,
      Ser 2006-RM4, Cl A2A (E)
        5.400%, 12/27/06               8,309           8,308
   Morgan Stanley Capital I,
      Ser 2003-NC10, Cl M1 (E)
        6.000%, 12/27/06               2,483           2,491
   Morgan Stanley Capital I,
      Ser 2003-NC10, Cl M2 (E)
        7.120%, 12/26/06               2,050           2,062
   Morgan Stanley Capital I,
      Ser 2003-NC8, Cl M3 (E)
        7.420%, 12/25/06                 475             480

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Dean Witter
      Capital I, Ser 2003-NC1,
      Cl M2 (E)
        7.370%, 12/27/06            $  2,520      $    2,524
   Morgan Stanley Dean Witter
      Capital I, Ser 2003-NC4,
      Cl M2 (E)
        7.320%, 12/25/06                 931             932
   National Collegiate Student Loan
      Trust, Ser 2003-3, Cl C (E)
        5.819%, 12/28/06               5,650           5,650
   New Century Home Equity Loan
      Trust, Ser 2004-A, Cl AII3 (E)
        4.450%, 12/01/06               2,877           2,859
   Newcastle CDO, Ser 2005-6A,
      Cl IM1 (A) (C) (E)
        5.340%, 04/24/07               1,681           1,681
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (E)
        5.970%, 12/23/06               1,800           1,806
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (A) (E)
        7.820%, 12/27/06                 200             174
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (A) (E)
        7.820%, 12/27/06                 410             390
   Option One Mortgage Securities,
      Ser 2005-3A, Cl N1 (A)
        5.438%, 08/26/35                 858             854
   Ownit Mortgage Loan Asset-Backed
      Securities Trust, Ser 2006-1,
      Cl AF1 (H)
        5.424%, 12/25/36              10,817          10,763
   Ownit Mortgage Loan NIM Trust,
      Ser 2005-4N, Cl N1 (A)
        5.000%, 08/25/36               3,494           3,455
   Ownit Mortgage Loan NIM Trust,
      Ser 2005-5A, Cl N1 (A)
        5.500%, 10/25/36                 295             293
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl MM1 (C) (E)
        5.350%, 02/26/07               2,497           2,497
   People's Financial Realty Mortgage
      Security, Ser 2006-1, Cl B1 (E)
        7.820%, 12/03/06               1,315           1,290
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (E)
        5.720%, 12/27/06               2,137           2,142
   Residential Accredit Loans,
      Ser 2006-Q04, Cl N1 (A)
        6.048%, 04/25/46               1,168           1,163
   Residential Accredit Loans,
      Ser 2006-Q06, Cl M5 (E)
        5.820%, 12/29/06               2,000           1,992
   Residential Asset Mortgage
      Products, Ser 2006-RZ4,
      Cl A1 (A) (E)
        5.410%, 12/25/06              13,838          13,837
--------------------------------------------------------------------------------
20      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Residential Asset Mortgage
      Products, Ser 2006-RZ4,
      Cl M9 (A) (E)
        7.475%, 12/25/06            $    670      $      666
   Residential Asset Securities,
      Ser 2003-KS4, Cl AI4
        3.490%, 02/25/31               2,944           2,929
   Residential Asset Securities,
      Ser 2005-KS8, Cl A3 (E)
        5.580%, 08/25/35               1,375           1,378
   Residential Asset Securitization
      Trust, Ser 2004-IP2, Cl 3A1 (E)
        5.274%, 12/25/06              10,484          10,534
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (A) (E)
        5.420%, 12/25/06               6,799           6,798
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B (A) (E)
        5.470%, 12/25/06               5,900           5,901
   SB Finance NIM Trust,
      Ser 2005-HE3, Cl 2N1 (A)
        5.000%, 06/25/35               1,897           1,882
   SB Finance NIM Trust,
      Ser 2005-HE3, Cl N1 (A)
        4.750%, 09/25/35               2,504           2,483
   SB Finance NIM Trust,
      Ser 2006-KS4N, Cl N1 (A)
        7.500%, 06/25/36                 650             649
   SLM Student Loan Trust,
      Ser 2006-C, Cl C (E)
        5.754%, 12/28/06               5,400           5,341
   Saco I Trust, Ser 2005-10,
      Cl 2A1 (E)
        5.580%, 12/30/06               8,276           8,291
   Saco I Trust, Ser 2005-9,
      Cl A1 (E)
        5.570%, 12/27/06               9,341           9,343
   Saco I Trust, Ser 2005-WM3,
      Cl A1 (E)
        5.580%, 12/27/06               7,708           7,710
   Sail NIM Notes, Ser 2004-2A,
      Cl A (A)
        5.500%, 03/27/34               1,166             406
   Sail NIM Notes, Ser 2005-11A,
      Cl A (A)
        7.500%, 01/27/36               1,089             708
   Sasco NIM Trust, Ser 2005-WF3A,
      Cl A (A)
        4.750%, 07/27/35                 189             188
   Saturn Ventures II (A) (C) (E)
        5.380%, 02/07/07               6,769           6,769
   Sharps SP I LLC NIM Trust,
      Ser 2005-HE3N, Cl N (A)
        5.000%, 05/25/35                 928             927
   Sharps SP I LLC NIM Trust,
      Ser 2005-HE5N, Cl A1 (A)
        5.800%, 08/25/35               2,067           1,943
   Sharps SP I LLC NIM Trust,
      Ser 2005-WF1N, Cl NA (A)
        6.150%, 05/25/35               1,469           1,447

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Soundview Home Equity Loan Trust,
      Ser 2005-OPT4, Cl M8 (E)
        7.820%, 12/25/06            $    850      $      772
   Soundview NIM Trust,
      Ser 2005-OPT4, Cl N1 (A)
        5.682%, 12/25/35                 120             119
   Structured Adjustable Rate
      Mortgage Loan, Ser 2005-16XS,
      Cl M2 (E)
        6.220%, 12/25/06               2,841           2,860
   Structured Asset Investment Loan,
      Ser 2003-BC4, Cl M2 (E)
        8.320%, 12/25/06                 400             401
   Structured Asset Investment Loan,
      Ser 2005-4, Cl M11 (E)
        7.820%, 12/25/06               1,040             972
   Structured Asset Mortgage
      Investments, Ser 2006-AR1,
      Cl B4 (E)
        6.270%, 12/27/06                 785             793
   Structured Asset Mortgage
      Investments, Ser 2006-AR1,
      Cl B5 (E)
        6.370%, 12/27/06                 515             521
   Structured Asset Securities,
      Ser 2004-19XS, Cl A2 (H)
        4.370%, 12/01/06               3,076           3,045
   Structured Asset Securities,
      Ser 2005-NC1, Cl A2 (H)
        3.920%, 02/25/35               1,310           1,303
   TIAA Real Estate CDO, Ser 2003 1A,
      Cl A1MM (A) (C) (E)
        5.350%, 09/28/07               6,251           6,251
   Terwin Mortgage Trust,
      Ser 2006-2HGS, Cl A1 (A) (E)
        4.500%, 03/25/37              22,901          22,688
   Terwin Mortgage Trust,
      Ser 2006-2HGS, Cl AX (A) (E)
       20.000%, 03/25/37               1,297             110
   Terwin Mortgage Trust,
      Ser 2006-2HGS, Cl B1 (A) (E)
        6.100%, 12/25/06               1,670           1,680
   Terwin Mortgage Trust,
      Ser 2006-4SL, Cl A1 (A) (E)
        4.500%, 05/25/37              22,205          22,011
   Terwin Mortgage Trust,
      Ser 2006-4SL, Cl AX (A) (E)
       20.000%, 05/25/37               4,853             327
   Terwin Mortgage Trust,
      Ser 2006-HF1, Cl A1A (A) (E)
        4.500%, 02/25/37               4,977           4,945
   Wachovia Mortgage Loan Trust LLC,
      Ser 2005-B, Cl 1A2 (E)
        4.957%, 12/01/06                 778             779
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl A12 (E)
        3.450%, 06/25/19               5,680           5,649
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      21

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A (A) (E)
        8.330%, 12/28/06            $  1,200      $    1,184
                                                  ----------
Total Asset-Backed Securities
   (Cost $630,320) ($ Thousands)                     630,249
                                                  ----------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 5.0%
   FHLMC (J)
        4.000%, 05/01/21               5,098           4,848
   FHLMC ARM
        5.815%, 02/01/36               8,462           8,545
        5.572%, 10/01/35               1,794           1,795
   FNMA
        5.500%, 06/01/20-05/01/21     33,628          33,820
   FNMA ARM
        5.581%, 05/01/36              12,475          12,565
        5.524%, 01/01/36               2,537           2,546
        5.504%, 05/01/36               4,827           4,858
   FNMA TBA
        6.500%, 01/01/32               7,000           7,140
        6.000%, 12/01/18              21,000          21,374
        5.500%, 12/01/20             137,000         137,728
        5.000%, 12/01/18              48,000          47,550
   GNMA ARM
        5.000%, 02/20/35-03/20/35 (J)  1,892           1,898
        4.875%, 11/20/30                 698             698
        4.750%, 02/20/32                 879             877
        4.500%, 08/20/32-03/20/36 (J)  3,443           3,453
        4.375%, 06/20/23-06/20/33      1,429           1,436
        4.250%, 04/20/34                 495             490
        4.000%, 06/20/35-05/20/36 (J) 17,045          16,982
        3.750%, 12/20/33-03/20/34     19,670          19,358
        3.500%, 10/20/35-11/20/35      3,005           2,958
        3.000%, 04/20/35               1,155           1,136
                                                  ----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $329,740) ($ Thousands)                     332,055
                                                  ----------

CORPORATE OBLIGATIONS -- 4.6%
CONSUMER DISCRETIONARY -- 0.1%
   COX Communications
        4.625%, 06/01/13               2,035           1,938
   Comcast
        5.300%, 01/15/14               2,545           2,519
   Omnicon Group
        5.900%, 04/15/16               1,130           1,162
   Time Warner
        6.875%, 05/01/12               2,035           2,173
                                                  ----------
                                                       7,792
                                                  ----------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 0.0%
   Kinder Morgan Energy Partners
        5.000%, 12/15/13            $  2,035      $    1,960
                                                  ----------
FINANCIALS -- 4.3%
   Allstate Life Global Funding II
      MTN (A) (C) (E)
        5.360%, 12/17/07               3,867           3,867
   American General Finance
      (A) (C) (E)
        5.350%, 12/17/07              12,189          12,188
   Bear Stearns EXL (C) (E)
        5.360%, 12/17/07              14,963          14,963
   CIT Group
        5.000%, 02/13/14               2,715           2,656
   Countrywide Financial MTN (C) (E)
        5.448%, 10/31/07              17,653          17,653
   Credit Suisse First Boston USA
        6.500%, 01/15/12               1,355           1,438
   Dekabank (A) (C) (E)
        5.394%, 11/20/07              15,551          15,550
   Genworth Financial
        5.750%, 06/15/14               2,035           2,107
   Goldman Sachs Group
        5.500%, 11/15/14               4,070           4,124
   Household Finance
        6.375%, 10/15/11               2,035           2,147
   Irish Life & Permanent MTN,
      Ser X (A) (C) (E)
        5.360%, 12/21/07              11,180          11,179
   Islandsbanki (A) (C) (E)
        5.370%, 04/06/07              19,755          19,755
   JPMorgan Chase
        5.125%, 09/15/14               2,035           2,022
   Jackson National Life Funding
      (A) (C) (E)
        5.320%, 12/03/07              18,494          18,494
   Kaupthing Bank MTN (A) (C) (E)
        5.380%, 03/20/07              21,016          21,016
   Landsbanki Islands (A) (C) (E)
        5.400%, 03/16/07              15,972          15,972
   Lehman Brothers Holdings MTN
        5.500%, 04/04/16               2,035           2,061
   Merrill Lynch
        6.050%, 05/16/16               2,050           2,153
   Morgan Stanley
        4.750%, 04/01/14               2,035           1,969
   Morgan Stanley EXL (C) (E)
        5.380%, 01/04/08               2,942           2,942
   Morgan Stanley EXL, Ser S (C) (E)
        5.340%, 12/05/07               4,203           4,203
   Natexis Banques (A) (C) (E)
        5.300%, 12/17/07               8,196           8,195
--------------------------------------------------------------------------------
22      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Nationwide Building Society
      (A) (C) (E)
        5.424%, 10/26/07            $  4,623      $    4,624
        5.350%, 12/07/07               8,406           8,406
   Nordbank (A) (C) (E)
        5.350%, 12/24/07              14,291          14,289
   Northern Rock (A) (C) (E)
        5.360%, 12/03/07               8,658           8,658
   Pacific Life Global Funding
      (A) (C) (E)
        5.370%, 12/13/07               6,305           6,305
   Premium Asset Trust,
      Ser 2004-10 (A) (C) (E)
        5.360%, 12/17/07              11,769          11,769
   Residential Capital
        6.875%, 06/30/15                 335             358
        6.500%, 04/17/13               3,180           3,299
        6.000%, 02/22/11                 900             912
   SLM EXL, Ser S (A) (C) (E)
        5.320%, 12/17/07               9,247           9,247
   Shinsei Finance Cayman (A) (E)
        6.418%, 01/29/49               2,235           2,271
   Simon Property Group+
        5.750%, 12/01/15               1,355           1,402
        5.600%, 09/01/11               1,150           1,171
   Skandinav Enskilda Bank
      (A) (C) (E)
        5.320%, 12/18/07               9,247           9,246
   Stanfield Victoria MTN (A) (C)
        5.445%, 06/11/07               8,406           8,406
   Wachovia
        5.300%, 10/15/11               4,220           4,263
        4.875%, 02/15/14               1,355           1,326
   Washington Mutual Preferred
      Funding (A) (E)
        6.534%, 03/15/49               2,500           2,479
   istar Financial, Ser 1+
        5.875%, 03/15/16               1,355           1,365
                                                  ----------
                                                     286,450
                                                  ----------
HEALTH CARE -- 0.1%
   Aetna
        5.750%, 06/15/11               2,035           2,082
   Teva Pharmaceutical Finance
        5.550%, 02/01/16               2,035           2,029
   Wellpoint
        6.800%, 08/01/12               1,355           1,455
                                                  ----------
                                                       5,566
                                                  ----------
INDUSTRIALS -- 0.0%
   Lafarge
        6.150%, 07/15/11               1,245           1,286
                                                  ----------

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.0%
   Embarq
        6.738%, 06/01/13            $  1,015      $    1,055
                                                  ----------
UTILITIES -- 0.1%
   Dominion Resources
        4.750%, 12/15/10               1,355           1,336
   Exelon Generation
        6.950%, 06/15/11               2,035           2,164
                                                  ----------
                                                       3,500
                                                  ----------
Total Corporate Obligations
   (Cost $305,387) ($ Thousands)                     307,609
                                                  ----------

CASH EQUIVALENTS -- 5.2%
   First Union Cash Management
      Program, 5.221%**            2,355,769           2,356
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.300%**             345,625,844         345,626
   UBS Margin Deposit                138,126             138
                                                  ----------
Total Cash Equivalents
   (Cost $348,120) ($ Thousands)                     348,120
                                                  ----------

COMMERCIAL PAPER (D) -- 4.1%
FINANCIALS -- 4.1%
   AIG Fund
        5.240%, 12/08/06              20,000          19,980
   Bank of America
        5.240%, 12/01/06              30,000          30,000
   Bank of America Commercial
        5.240%, 12/04/06              10,000           9,996
   Broadhollow Funding (C)
        5.305%, 12/07/06               4,707           4,703
   Dreyfus Financial
        5.245%, 12/01/06              25,000          25,000
   GE Capital
        4.850%, 12/01/06              15,000          15,000
   HSBC Funding
        5.230%, 12/05/06              30,000          29,983
   KKR Pacific Funding Trust (C)
        5.345%, 12/27/06               8,406           8,374
        5.305%, 01/02/07               4,203           4,183
   Morgan Stanley Dean Witter
        5.250%, 12/07/06              20,000          19,982
        5.250%, 12/11/06              30,000          29,956
   Ocala Funding LLC (C)
        5.320%, 12/18/06               4,203           4,193
        5.320%, 01/26/07               4,203           4,168
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      23

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Prudential
        5.220%, 12/01/06            $ 10,000      $   10,000
   Rhineland Funding Capital (C)
        5.385%, 01/25/07               5,296           5,253
        5.364%, 12/27/06               4,203           4,187
        5.364%, 02/13/07               4,161           4,116
        5.313%, 12/12/06               2,767           2,762
   Toyota
        5.230%, 12/13/06              15,000          14,974
   UBS Finance
        5.290%, 12/01/06              10,000          10,000
   Witherspoon Funding Limited (C)
        5.329%, 12/15/06               4,203           4,194
   Witherspoon Funding,
      Ser 2004-1A (C)
        5.330%, 03/15/07               7,255           7,255
                                                  ----------
Total Commercial Paper
   (Cost $268,259) ($ Thousands)                     268,259
                                                  ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.3%
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
        5.000%, 08/01/35               8,706           1,960
   FHLMC CMO STRIPS, Ser 233,
      Cl 12, IO
        5.000%, 09/15/35               5,495           1,328
   FHLMC CMO STRIPS, Ser 233,
      Cl 6, IO
        4.500%, 08/15/35                 827             206
   FHLMC (I)
        5.125%, 02/06/07              27,000          26,742
        5.180%, 03/30/07               2,750           2,704
        1.150%, 07/02/07                 600             582
        0.000%, 02/28/07               4,200           4,147
   FNMA CMO STRIPS, Ser 359,
      Cl 6, IO
        5.000%, 11/01/35               1,298             287
   FNMA CMO STRIPS, Ser 360,
      Cl 2, IO
        5.000%, 08/01/35             109,268          24,613
   FNMA CMO STRIPS, Ser 365,
      Cl 2, IO
        5.000%, 03/01/36               3,705             841
   FNMA CMO STRIPS, Ser 365,
      Cl 4, IO
        5.000%, 04/01/36               4,441             988
   FNMA CMO STRIPS, Ser 369,
      Cl 1, IO
        5.000%, 10/01/36               1,988             459

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description   ($ Thousands)/Shares/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA (I)
        5.145%, 03/30/07            $  2,000      $    1,966
        5.235%, 07/02/07              22,000          21,350
                                                  ----------
Total U.S. Government Agency Obligations
   (Cost $91,232) ($ Thousands)                       88,173
                                                  ----------

U.S. TREASURY OBLIGATIONS -- 0.7%
   U.S. Treasury Bills (D) (G)
        4.872%, 12/14/06                 350             349
        4.880%, 02/22/07              15,938          15,758
   U.S. Treasury Bond
        2.375%, 04/15/11              29,562          29,725
                                                  ----------
Total U.S. Treasury Obligations
   (Cost $45,686) ($ Thousands)                       45,832
                                                  ----------

MASTER NOTE (C) (D) -- 0.3%
   Bank of America
        5.383%, 12/01/45              21,015          21,015
                                                  ----------
Total Master Note
   (Cost $21,015) ($ Thousands)                       21,015
                                                  ----------

CERTIFICATES OF DEPOSIT (C) -- 0.2%
   Barclays Bank (E)
        5.330%, 06/11/07               4,203           4,203
   CC USA MTN (A)
        5.379%, 06/18/07               8,406           8,406
   U.S. Trust of New York (E)
        5.316%, 03/13/07               3,363           3,363
                                                  ----------
Total Certificates of Deposit
   (Cost $15,972) ($ Thousands)                       15,972
                                                  ----------

PREFERRED/CONVERTIBLE STOCKS -- 0.0%
   Home Ownership Funding
      (A) (F) (H)*                     3,900             728
                                                  ----------
Total Preferred/Convertible Stocks
   (Cost $1,061) ($ Thousands)                           728
                                                  ----------

PURCHASED OPTIONS -- 0.0%
   120 Day Euro Futures Call,
      Expires 12/16/06,
      Strike Price $95                   550             481
                                                  ----------
Total Purchased Options
   (Cost $429) ($ Thousands)                             481
                                                  ----------
--------------------------------------------------------------------------------
24      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) (K) -- 1.4%
   ABN Amro
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $33,629,814
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $420,311-
     $12,609,324, 0.000%-6.000%,
     03/01/07-07/01/36; with total
     market value $34,297,361)      $ 33,625         $33,625
   Barclays
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $7,156,593
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $156,776-
     $2,229,328, 2.750%-5.700%,
     12/15/06-05/27/15; with total
      market value $7,298,763)         7,156           7,156
   Deutsche Bank
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $2,862,065
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $797,750-
     $2,163,760, 0.000%-5.800%,
     05/01/07-01/27/20; with total
     market value $2,919,079)          2,862           2,862
   Lehman Brothers
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $52,077,533
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $4,585,000-
     $772,981,000, 3.085%-8.625%,
     12/21/07-01/15/30; with total
     market value $53,111,576)        52,070          52,070
                                                  ----------
Total Repurchase Agreements
   (Cost $95,713) ($ Thousands)                       95,713
                                                  ----------
Total Investments -- 109.1%
   (Cost $6,558,470) ($ Thousands)                $7,273,929
                                                  ----------

--------------------------------------------------------------------------------
                                                Market Value
Description                        Contracts   ($ Thousands)
--------------------------------------------------------------------------------
WRITTEN OPTION -- 0.0%
   December 2006 120 Day Euro
      Futures Call, Expires 12/15/06,
      Strike Price $95                  (550)     $     (588)
                                                  ----------
Total Written Option
   (Premium Received $(386))
   ($ Thousands)                                  $     (588)
                                                  ----------

A summary of the open future contracts held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                      UNREALIZED
                                                     APPRECIATION
    TYPE OF             NUMBER OF     EXPIRATION    (DEPRECIATION)
   CONTRACT             CONTRACTS        DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
3 Month Euro Bond         (120)        Mar-2007          $ 28
3 Month Euro Euribor       (82)        Mar-2007            12
10-Year UK Gilt            (78)        Mar-2007           (24)
90-Day Euro$              (474)        Mar-2007           356
90-Day Euro$              (321)        Mar-2008          (304)
90-Day Euro$              (276)        Mar-2009          (301)
90-Day Euro$              (222)        Mar-2010          (271)
90-Day Euro$               (66)        Mar-2011           (85)
90-Day Euro$               (27)        Jun-2007            (1)
90-Day Euro$              (276)        Jun-2008          (239)
90-Day Euro$              (276)        Jun-2009          (299)
90-Day Euro$              (185)        Jun-2010          (203)
90-Day Euro$                5          Jun-2011             5
90-Day Euro$              (223)        Sep-2007           (47)
90-Day Euro$              (271)        Sep-2008          (248)
90-Day Euro$              (276)        Sep-2009          (304)
90-Day Euro$              (145)        Sep-2010          (130)
90-Day Euro$               10          Sep-2011             9
90-Day Euro$               936         Dec-2006           102
90-Day Euro$              (321)        Dec-2007          (240)
90-Day Euro$              (276)        Dec-2008          (305)
90-Day Euro$              (284)        Dec-2009          (309)
90-Day Euro$               (66)        Dec-2010           (87)
Amsterdam Exchange Index   18          Dec-2006           (83)
Australia 10-Year Bond    (112)        Dec-2006          (124)
Canada 10-Year Bond        147         Feb-2007            93
CAC40 10 Euro              33          Dec-2006           (68)
DAX Index                  11          Dec-2006           117
Euro-Bobl                  56          Dec-2006             5
Euro-Bund                 (14)         Dec-2006           (88)
FTSE 100 Index             9           Dec-2006            24
Japan 10-Year Bond         15          Dec-2006           113
S&P 500 Composite Index   815          Mar-2007           586
S&P 500 Composite Index  3,610         Dec-2006        72,922
S&P 500 Index E-Mini       49          Dec-2006           165
S&P/MIB Index              11          Dec-2006           146
S&P/TSE 60 Index           19          Dec-2006           201
SPI 200 Index              21          Dec-2006           139
Topix Index                (5)         Dec-2006           (19)
U.S. 10-Year Note          47          Mar-2007            (2)
U.S. 2-Year Note           131         Mar-2007            41
U.S. 5-Year Note           27          Dec-2006            14
U.S. 5-Year Note           493         Mar-2007           187
U.S. Long Treasury Bond    27          Dec-2006            34
U.S. Long Treasury Bond   (27)         Dec-2006           (38)
U.S. Long Treasury Bond    18          Mar-2007            31
                                                      -------
                                                      $71,511
                                                      =======
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      25

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2006 is as follows, (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                     UNREALIZED
                   CURRENCY TO       CURRENCY TO     APPRECIATION
MATURITY             DELIVER           RECEIVE      (DEPRECIATION)
  DATE             (THOUSANDS)       (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
12/20/06         AUD         825    USD        615      $(36)
12/20/06         CAD         350    USD        316         10
12/20/06         CHF       9,950    USD      7,955      (365)
12/20/06         EUR       4,500    USD      5,670      (299)
12/20/06         JPY   1,130,000    USD      9,648      (145)
12/20/06         NOK      23,500    USD      3,586      (234)
12/20/06         NZD       3,000    USD      1,978       (73)
12/20/06         SEK       4,000    USD        552       (33)
12/20/06         USD       5,987    AUD      7,950        286
12/20/06         USD       2,324    CAD      2,600       (46)
12/20/06         USD       6,188    CHF      7,450         41
12/20/06         USD       6,640    EUR      5,200        258
12/20/06         USD       4,700    GBP      2,500        218
12/20/06         USD         995    NOK      6,500         62
12/20/06         USD       6,181    NZD      9,225        127
12/20/06         USD         761    SEK      5,500         43
                                                       ------
                                                       $(186)
                                                       ======

A summary of the outstanding Total Return Swap agreements held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE    ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   Fund receives payment on the monthly
     reset spread from Banc of America
     -- CMBS IG 10YR Index plus 22.5
     basis points times the notional
     amount. Fund receives payment if
     the return on the spread
     appreciates over the payment
     period, and pays if the return on
     the spread depreciates over the
     payment period.
    (Counter Party:  Bank of America)     05/01/07     $70,000        $ (70)
   Fund receives payment on the monthly
     reset spread from Banc of America
     -- CMBS AAA 10YR Index plus 10
     basis points times the notional
     amount. Fund receives payment if
     the return on the spread
     appreciates over the payment
     period, and pays if the return on
     the spread depreciates over the
     payment period.
     (Counter Party: Bank of America)     05/31/07      60,000           --
   Fund receives payment on the monthly
     reset spread from Banc of America
     -- CMBS AAA 10YR Index plus 7.5
     basis points times the notional
     amount. Fund receives payment if
     the return on the spread
     appreciates over the payment
     period, and pays if the return on
     the spread depreciates over the
     payment period.
     (Counter Party: Bank of America)     12/01/06      60,000          (76)
   Fund receives payment on the monthly
     reset spread from Banc of America
     -- CMBS AAA 10YR Index plus 10
     basis points times the notional
     amount. Fund receives payment if
     the return on the spread
     appreciates over the payment
     period, and pays if the return on
     the spread depreciates over the
     payment period.
     (Counter Party: Wachovia Bank)       03/31/07      40,000          (49)
   Fund receives payment on the monthly
     reset spread from Lehman Brothers
     -- CMBS AAA 8.5+ Index plus 12.5
     basis points times the notional
     amount. Fund receivespayment if
     the return on the spread
     appreciates over the payment
     period, and pays if the return on
     the spread depreciates over the
     payment period.
     (Counter Party: JPMorgan Chase)      05/01/07      40,000          (61)
   Fund receives payment on the monthly
     reset spread from Lehman Brothers
     -- CMBS AAA 8.5+ Index plus 12.5
     basis points times the notional
     amount. Fund receives payment if
     the return on the spread
     appreciates over the payment
     period, and pays if the return on
     the spread depreciates over the
     payment period.
     (Counter Party: Wachovia Bank)       06/01/07      90,000           --

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   Fund receives payment on the monthly
     reset spread from Lehman Brothers
     -- CMBS AAA 8.5+ Index less 5
     basis points times the notional
     amount. Fund receives payment if
     the return on the spread
     appreciates over the payment
     period, and pays if the return on
     the spread depreciates over the
     payment period.
     (Counter Party: Wachovia Bank)       12/01/06     $40,000        $ (63)
   Fund receives payment on the
     monthly reset spread from Lehman
     Brothers -- CMBS AAA 8.5+ Index
     less 7.5 basis points times the
     notional amount. Fund receives
     payment if the return on the
     spreadappreciates over the payment
     period, and pays if the return on
     the spread depreciates over the
     payment period.
     (Counter Party: Wachovia Bank)       12/01/06      50,000         (78)
   Fund receives payment on the monthly
     reset spread from Lehman Brothers
     -- CMBS AAA 8.5+ Index plus 10
     basis points times the notional
     amount. Fund receives payment if
     the return on the spread
     appreciates over the payment
     period, and pays if the return on
     the spread depreciates over the
     payment period.
     (Counter Party: Wachovia Bank)       05/01/07      60,000         (103)
                                                                      -----
                                                                      $(500)
                                                                      =====

A summary of the outstanding Credit Default Swap agreements held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   Fund pays quarterly payment of
     0.0875%(0.350% per annum) times
     notional amount of, Alcan Inc
     4.875%, 09/15/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliverthe defined
     obligation.
     (Counter Party: Bank of America)     12/20/13    $ 4,375           $ 2
   Fund pays quarterly payment of
     0.1375%(0.550% per annum) times
     notional amount of, Black & Decker
     Corp 7.125%, 06/01/11. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11       4,375           (2)
   Fund pays quarterly payment of
     0.1113%(0.445% per annum) times
     notional amount of, Darden
     Restaurants Inc. 7.125%, 02/01/16.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver thedefined
     obligation.
     (Counter Party: Bank of America)     12/20/11       4,250           (4)
   Fund pays quarterly payment of
     0.1063% (0.425% per annum) times
     notional amount of, Eastman
     Chemical Co. 7.600%, 02/01/27.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11       4,250           (5)
   Fund pays quarterly payment of
     0.2950%(1.180% per annum) times
     notional amount of, Gap Inc.
     9.000%, 12/15/08.Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11       4,375            7
   Fund pays quarterly payment of
     0.0975% (0.390% per annum) times
     notional amount of, Johnson
     Controls Inc. 7.125%, 07/15/17.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/13       4,375           (9)
   Fund pays quarterly payment of
     0.1188% (0.475% per annum) times
     notional amount of, Ltd. Brands
     Inc. 6.125%, 12/01/12. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11       4,250           (1)
--------------------------------------------------------------------------------
26      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   Fund pays quarterly payment of
     0.1825% (0.730% per annum) times
     notional amount of, Masco Corp.
     5.875%, 07/15/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/13     $ 4,250         $ (7)
   Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, MGIC
     Investment Corp. 6.000%, 03/15/07.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/13       4,375           (8)
   Fund pays quarterly payment of
     0.1188% (0.475% per annum) times
     notional amount of, MeadWestvaco
     6.850%, 04/01/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
    (Counter Party: Bank of America)      12/20/11       4,250            5
   Fund pays quarterly payment of
     0.0550% (0.220% per annum) times
     notional amount of, Nucor Corp.
     4.875%, 10/01/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/11       4,375          (6)
   Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, PMI Group Inc.
     6.000%, 09/15/16. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/13       4,375           (6)
   Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, Radian Group
     Inc. 7.750%, 06/01/11. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/13       4,375           (6)
   Fund pays quarterly payment of
     0.0475% (0.190% per annum) times
     notional amount of, TJX Cos Inc
     7.450%, 12/15/09. Upon a defined
     credit event, the fund will eceive
     the notional amount and deliver
     the defined obligation.
     (Counter Party: Bank of America)     12/20/11       4,250           (2)
   Fund pays quarterly payment of
     0.1125% (0.450% per annum) times
     notional amount of, Wayerhaeuser
     Co. 6.750%, 03/15/12. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/11       4,375            8
   Fund pays quarterly payment of
     0.0850% (0.340% per annum) times
     notional amount of, Agrium Inc.
     8.250%, 02/15/11. Upon a defined
     credit event, the fund willreceive
     the notional amount and deliver
     the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/11       4,250           (1)
   Fund pays quarterly payment of
     0.1150% (0.460% per annum) times
     notional amount of, Autotzone Inc
     5.875%, 10/15/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/11       4,375           (1)
   Fund pays quarterly payment of
     0.1375% (0.550% per annum) times
     notional amount of, Black & Decker
     Corp. 7.125%, 06/01/11. Upon a
     defined credit event, the fund
     will receive the notional
     amountand deliver the defined
     obligation.
     (Counter Party: JPMorgan Chase)      12/20/11       4,375           (2)
   Fund pays quarterly payment of
     0.0650% (0.260% per annum) times
     notional amount of, Dow Chemical
     Co. 6.000%, 10/01/12. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: JPMorgan Chase)      12/20/13       4,375          (11)
   Fund pays quarterly payment of
     0.2950% (1.180% per annum) times
     notional amount of, Gap Inc.
     9.800%, 12/15/08. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/11       4,250            7

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   Fund pays quarterly payment of
     0.0975% (0.390% per annum) times
     notionalamount of, Hasbro Inc
     2.750%, 12/01/21. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/11     $ 4,250         $ (5)
   Fund pays quarterly payment of
     0.1925% (0.770% per annum) times
     notional amount of, Jones Apparel
     Group Inc. 5.125%, 11/15/14. Upon
     a defined credit event, the fund
     will receive the notional amount
     and deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/11       4,250           (5)
   Fund pays quarterly payment of
     0.0700% (0.280% per annum) times
     notional amount of, Nordstrom Inc
     6.950%, 03/15/28. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/13       4,375           (2)
   Fund pays quarterly payment of
     0.0675% (0.270% per annum) times
     notional amount of, Southwest
     Airlines Co. 6.500%, 03/01/12.
     Upon a defined credit event, the
     fund will receive the notional
     amountand deliver the defined
     obligation.
     (Counter Party: JPMorgan Chase)      12/20/11       4,250            5
   Fund pays quarterly payment of
     0.1125% (0.450% per annum) times
     notional amount of, Lubrizol Corp.
     7.250%, 06/15/25. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/11       4,375           (6)
   Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, MGIC
     Investment Corp. 6.000%, 03/15/07.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: JPMorgan Chase)      12/20/13       4,375          (8)
   Fund pays quarterly payment of
     0.0550% (0.220% per annum) times
     notional amount of, Nucor Corp.
     4.875%, 10/01/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/11       4,375           (7)
   Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, PMI Group Inc.
     6.000%, 09/15/16. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/13       4,375           (6)
   Fund pays quarterly payment of
     0.0500% (0.200% per annum) times
     notional amount of, PPG Industries
     Inc 7.050%, 08/15/09. Upon a
     defined credit event,the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/11       4,250           (5)
   Fund pays quarterly payment of
     0.0975% (0.390% per annum) times
     notional amount of, Radian Group
     Inc 7.750%, 06/01/11. Upon a
     defined credit event,the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/13       4,250           (5)
   Fund pays quarterly payment of
     0.0845% (0.340% per annum) times
     notional amount of, Whirlpool
     Corp. 7.750%, 07/15/16. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/11       4,250           --
   Fund pays quarterly payment of
     0.0700% (0.280% per annum) times
     notional amount of, Nordstrom Inc.
     6.950%, 03/15/28. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Merrill Lynch)       12/20/13       4,375           (2)
   Fund pays quarterly payment of
     0.0325% (0.130% per annum) times
     notional amount of, Lowe's Cos
     Inc. 8.250%, 06/01/10. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined obligation.
     (Counter Party: Merrill Lynch)       12/20/11       4,250            5

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      27

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Disciplined Equity Fund (Concluded)

November 30, 2006
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   Fund pays quarterly payment of
     0.0675% (0.270% per annum) times
     notional amount of, Southwest
     Airlines Co. 6.500%, 03/01/12.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: Merrill Lynch)       12/20/11     $ 4,375         $  5
   Fund pays quarterly payment of
     0.1125% (0.450% per annum) times
     notional amount of, Lubrizol Corp.
     7.250%,06/15/25. Upon a defined
     credit event,the fund will receive
     the notional amount and deliver
     the defined obligation.
     (Counter Party: Merrill Lynch)       12/20/11       4,375           (6)
   Fund pays quarterly payment of
     0.2250% (0.900% per annum) times
     notional amount of, MDZ Holdings
     Inc 5.500%, 05/15/13. Upon a
     defined credit event, the fund
     will receive the notional
     amountand deliver the defined
     obligation.
     (Counter Party: Merrill Lynch)       12/20/11       4,250           (2)
   Fund pays quarterly payment of
     0.1725% (0.690% per annum) times
     notional amount of, RR Donnelley &
     Sons Co. 4.950%, 04/01/14. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined obligation.
     (Counter Party: Merrill Lynch)       12/20/11       4,250            1
   Fund receives quarterly payment of
     0.1000% (0.400% per annum) times
     notionalamount of, CDX.NA.IG
     Series 7 index . Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliverthe defined obligation.
     (Counter Party: Bank of America)     12/20/11      79,300          177
   Fund receives quarterly payment of
     0.1000% (0.400% per annum) times
     notional amount of, CDX.NA.IG
     Series 7 index . Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliverthe defined obligation.
     (Counter Party: Merrill Lynch)       12/20/11      79,300          177
                                                                       ----
                                                                       $269
                                                                       ====
Percentages are based on Net Assets of $6,667,961 ($ Thousands).
* Non-income producing security.
** Rate shown is the 7-day effective yield as of November 30, 2006.
+ Real Estate Investments Trust
(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) This security or a partial position of this security is on loan at November 30, 2006 (See Note 9). The total value of securities on loan at November 30, 2006 was $449,388 ($Thousands).
(C) This security was purchased with cash collateral held from securities lending (See Note 9). The total value of such securities as of November 30, 2006 was $460,385 ($Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2006.
(F) Securities considered illiquid. The total value of such securities as of November 30, 2006 was $728 ($ Thousands), representing 0.00% of the Fund's net assets.
(G) Security, or a portion thereof, has been pledged as collateral on open future contracts and written options.
(H) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2006. The coupon on a step bond changes on a specified date.
(I) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase. (J) -Security, or portion of this security, has been pledged as collateral on open swap contracts.
(K) Tri-Party Repurchase Agreement
ARM -- Adjustable Rate Mortgage
AUD -- Australian Dollar
CAD -- Canadian Dollar
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
CHF -- Swiss Franc
EUR -- Euro
EXL -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GNMA -- Government National Mortgage Association
IO -- Interest Only
JPY -- Japanese Yen
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA -- To Be Announced
TIPS -- Treasury Inflated Protection Securities
USD -- U.S. Dollar
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
28      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

Large Cap Diversified Alpha Fund

November 30, 2006
--------------------------------------------------------------------------------
[Bar Chart Omitted]
Plot points as follows:

SECTOR WEIGHTINGS++:
17.0% Financials
15.0% Information Technology
11.4% Consumer Discretionary
11.1% Health Care
 9.7% Industrials
 6.7% Consumer Staples
 6.5% Energy
 6.4% Asset-Backed Securities
 4.7% Short-Term Investments
 3.1% Materials
 3.0% U.S. Government Mortgage-Backed Obligations
 2.1% Telecommunication Services
 2.0% Utilities
 1.0% U.S. Government Obligations
 0.3% U.S. Treasury Obligations
++Percentages based on total investments.
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 88.0%
CONSUMER DISCRETIONARY -- 11.8%
   Abercrombie & Fitch, Cl A (B)       4,900        $    330
   Advance Auto Parts                  5,900             210
   Aeropostale*                       11,300             342
   Amazon.com*                         2,148              87
   American Eagle Outfitters (B)      13,000             587
   AnnTaylor Stores* (B)              16,100             555
   Autoliv (B)                         8,700             510
   Autonation*                         2,628              54
   Autozone*                             700              80
   Best Buy                            5,000             275
   Big Lots*                          17,900             399
   BorgWarner                            200              12
   Bright Horizons Family Solutions*   2,300              85
   Brinker International (B)          13,400             609
   Cablevision Systems, Cl A          17,041             473
   Carmax*                             1,400              65
   Casual Male Retail Group*           3,900              55
   CBS, Cl B (B)                      15,200             452
   Chico's FAS*                        8,500             202
   Circuit City Stores                13,815             345
   Claire's Stores                     1,400              45
   Clear Channel Communications        2,009              71
   Coach* (B)                         24,900           1,076
   Coldwater Creek*                      400              10
   Comcast, Cl A* (B)                 49,250           1,993
   Darden Restaurants (B)             10,100             406
   Dick's Sporting Goods*                300              16
   Dillard's, Cl A                     8,200             292
   DIRECTV Group* (B)                 75,894           1,727
   Discovery Holding, Cl A*            3,700              57
   Dollar Tree Stores*                10,400             312
   Dover Downs Gaming & Entertainment  4,950              66
   Dow Jones                           1,800              65
   DSW, Cl A*                            400              15
   E.W. Scripps, Cl A                    200              10

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Eastman Kodak                      18,514        $    482
   EchoStar Communications, Cl A*     13,411             483
   Expedia*                            4,400              80
   Family Dollar Stores               10,800             301
   Federated Department Stores         8,500             358
   Foot Locker                        11,329             259
   Ford Motor                         32,340             263
   GameStop, Cl A*                       400              22
   Gannett                             1,400              83
   Gap                                 1,500              28
   General Motors (B)                 30,773             899
   Genuine Parts                       3,000             141
   Goodyear Tire & Rubber*            15,316             258
   Gymboree*                           7,800             310
   Harley-Davidson                     5,200             384
   Harman International Industries     1,300             135
   Harrah's Entertainment                712              56
   Hasbro                             17,000             455
   Hilton Hotels                       2,000              66
   Home Depot (B)                      4,600             175
   IAC/InterActive* (B)               13,600             496
   Idearc (B)                            665              18
   International Game Technology      50,400           2,207
   Interpublic Group*                  9,422             113
   ITT Educational Services* (B)      12,100             830
   Jackson Hewitt Tax Service          2,100              76
   JC Penney (B)                      11,300             874
   Johnson Controls                    4,600             374
   Jones Apparel Group (B)            17,600             591
   Kohl's* (B)                        15,800           1,100
   Lamar Advertising, Cl A*            1,400              84
   Las Vegas Sands*                      500              46
   Leggett & Platt                     4,900             117
   Liberty Global, Cl A*               2,800              76
   Liberty Media Holding-Capital,
      Ser A*                           5,930             521
   Liberty Media Holding-Interactive,
      Cl A*                            6,250             142
   Limited Brands                      2,200              70
   Liz Claiborne                       1,800              77
   Lowe's (B)                          4,200             127
   Marriott International, Cl A       12,589             568
   Marvel Entertainment*               2,400              67
   Mattel                             20,000             439
   McDonald's (B)                     12,500             525
   McGraw-Hill (B)                     9,700             646
   Men's Wearhouse*                    1,200              46
   Meredith                              500              27
   Meritage Homes*                     1,800              87
   MGM Mirage                         36,000           1,936
   Mohawk Industries*                    600              46
   Newell Rubbermaid                   7,200             205
   News, Cl A*                        19,500             402
   Nike, Cl B                            400              40
   Nordstrom (B)                       4,200             206
   NTL                                 1,857              45
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      29

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Nutri/System*                       3,900        $    269
   Office Depot*                       9,500             360
   OfficeMax                           3,232             152
   Omnicom Group                       1,600             163
   Polo Ralph Lauren                   2,700             211
   Pool (B)                            8,500             348
   Rent-A-Center*                      1,100              30
   Rogers Communications, Cl B (B)     4,000             245
   Ross Stores                         8,500             263
   Saks                                1,800              37
   Sally Beauty Holdings*                800               7
   Sears Holdings*                       300              51
   Shaw Communications, Cl B (B)      10,900             339
   Sherwin-Williams                    1,800             113
   Snap-On                             1,600              76
   Staples                            82,000           2,089
   Starbucks*                          6,500             229
   Steven Madden*                      1,850              68
   Target                              1,878             109
   Thor Industries                     1,400              63
   Tim Hortons                         1,564              48
   Time Warner (B)                    50,200           1,011
   TJX (B)                            29,553             810
   Tribune                               700              22
   TRW Automotive Holdings*            1,180              29
   Tupperware Brands                   1,200              25
   Univision Communications, Cl A*     3,900             139
   VF                                  6,707             526
   Viacom, Cl B* (B)                  11,700             439
   Walt Disney (B)                    50,164           1,658
   Warner Music Group                    800              20
   Weight Watchers International      32,000           1,566
   Wendy's International               1,700              55
   Whirlpool                           5,414             462
   Wyndham Worldwide*                    118               4
   Wynn Resorts                          900              79
   Yum! Brands (B)                     9,300             569
                                                    --------
                                                      43,034
                                                    --------
CONSUMER STAPLES -- 7.0%
   Alberto-Culver                        900              18
   Altria Group (B)                   10,500             884
   Anheuser-Busch                     12,876             612
   Archer-Daniels-Midland (B)         39,533           1,388
   Avon Products                       5,119             167
   BJ's Wholesale Club*                1,200              39
   Brown-Forman, Cl B                  2,500             174
   Campbell Soup                       4,200             160
   Chattem*                            4,100             200
   Church & Dwight                     2,300              96
   Clorox                              3,292             211
   Coca-Cola (B)                      24,900           1,166
   Coca-Cola Enterprises              14,800             303

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Colgate-Palmolive                   5,461        $    355
   ConAgra Foods                      11,500             296
   Constellation Brands, Cl A*         1,467              41
   Corn Products International         5,500             200
   Costco Wholesale (B)                4,946             259
   CVS                                 4,032             116
   Dean Foods*                        14,009             600
   Del Monte Foods                     6,700              76
   Energizer Holdings* (B)             5,300             350
   Estee Lauder, Cl A (B)              9,066             374
   General Mills                       7,700             431
   Hansen Natural*                     2,100              59
   Herbalife*                          1,500              58
   Hershey                               100               5
   HJ Heinz                            5,500             244
   Hormel Foods                        3,878             147
   JM Smucker                          1,100              53
   Kellogg                             2,500             124
   Kimberly-Clark                      5,100             339
   Kraft Foods, Cl A                   5,200             182
   Kroger (B)                         77,645           1,666
   Loews - Carolina (B)               20,738           1,293
   McCormick                           3,500             136
   Molson Coors Brewing, Cl B          1,200              85
   Pepsi Bottling Group                6,900             216
   PepsiAmericas                       1,800              38
   PepsiCo (B)                        16,000             992
   Playtex Products*                   1,700              25
   Procter & Gamble (B)               54,588           3,428
   Reynolds American (B)              16,100           1,034
   Rite Aid*                          20,036              95
   Safeway                            22,373             689
   Smithfield Foods*                   3,466              91
   Supervalu                             973              33
   Sysco                               2,700              97
   Tyson Foods, Cl A                   1,559              25
   USANA Health Sciences*              1,000              48
   UST                                 3,000             168
   Wal-Mart Stores (B)                69,627           3,210
   Walgreen                           55,731           2,257
                                                    --------
                                                      25,353
                                                    --------
ENERGY -- 6.7%
   Anadarko Petroleum                  3,900             192
   Apache                                200              14
   Arch Coal                             200               7
   Baker Hughes (B)                    8,600             631
   BJ Services (B)                    12,700             429
   Cameron International*              2,500             136
   Chesapeake Energy (B)              12,900             439
   Chevron (B)                        45,042           3,257
   Complete Production Services*       3,300              73
   ConocoPhillips (B)                 19,417           1,307
--------------------------------------------------------------------------------
30      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Devon Energy (B)                    7,100        $    521
   Diamond Offshore Drilling             300              23
   Edge Petroleum*                     1,700              34
   El Paso                             1,546              23
   EnCana (B)                          8,200             428
   Exxon Mobil (B)                   121,271           9,315
   FMC Technologies*                   2,100             126
   Frontier Oil                        3,846             122
   Halliburton                         5,476             185
   Hess (B)                           19,555             983
   Holly                               8,100             437
   Kinder Morgan                         800              84
   Marathon Oil (B)                   15,566           1,469
   Nabors Industries*                  4,400             149
   Occidental Petroleum                5,200             262
   Oceaneering International*            700              30
   Overseas Shipholding Group          1,300              75
   Patterson-UTI Energy (B)           15,600             432
   Petro-Canada                        3,400             154
   Schlumberger                        1,300              89
   SEACOR Holdings*                    1,300             122
   Smith International                   200               8
   Sunoco                              2,875             196
   Superior Energy Services*           5,400             176
   Tesoro                              8,077             569
   Tetra Technologies*                 1,000              26
   Tidewater (B)                      14,000             775
   Valero Energy                      18,417           1,014
   XTO Energy (B)                      4,600             233
                                                    --------
                                                      24,545
                                                    --------
FINANCIALS -- 17.6%
   A.G. Edwards                       10,956             634
   Affiliated Managers Group*          1,100             112
   Affordable Residential
      Communities+*                    3,200              36
   Aflac                               4,500             199
   Allied Capital                      3,200              98
   Allstate (B)                       14,100             895
   AMB Property+                         100               6
   AMBAC Financial Group               2,600             223
   American Capital Strategies         1,100              50
   American Express                    3,900             229
   American Financial Group           10,332             539
   American International Group       15,644           1,100
   AmeriCredit* (B)                   14,500             340
   Ameriprise Financial                4,200             227
   Annaly Capital Management+         19,300             270
   Anthracite Capital+                   400               5
   AON (B)                            31,558           1,126
   Apartment Investment & Management,
      Cl A+                              400              23
   Archstone-Smith Trust+              1,100              66
   Arthur J Gallagher                    900              26

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Ashford Hospitality Trust+            900        $     12
   Assurant                            3,300             181
   Astoria Financial                     400              12
   AvalonBay Communities+              3,942             525
   Bank of America (B)                52,436           2,824
   Bank of Hawaii                        300              15
   Bank of New York                    5,200             185
   BB&T                                4,200             181
   Bear Stearns (B)                    4,100             625
   BlackRock, Cl A                       700             100
   BOK Financial                          37               2
   Boston Properties+                    600              70
   Brandywine Realty Trust+              100               4
   BRE Properties, Cl A+               1,800             116
   Brookfield Asset Management         2,100             100
   Brown & Brown                       3,300              96
   Camden Property Trust+              1,100              88
   Capital One Financial               2,700             210
   CapitalSource+                      3,500              95
   CB Richard Ellis Group, Cl A* (B)   6,700             221
   Charles Schwab                      3,400              62
   Chicago Mercantile Exchange
      Holdings                         4,400            2,357
   Chubb                               3,600             186
   Cincinnati Financial                1,000              44
   CIT Group                           3,700             192
   Citigroup (B)                      87,054           4,317
   CNA Financial*                      1,300              50
   Colonial BancGroup                  3,600              88
   Comerica (B)                       12,600             734
   Commerce Bancorp                    3,700             129
   Commerce Bancshares                 1,555              76
   Compass Bancshares                  1,200              69
   Conseco*                            4,500              90
   Countrywide Financial              17,400             691
   Credicorp                           2,800             112
   Cullen/Frost Bankers                1,900             104
   Duke Realty+                        1,800              78
   E*Trade Financial*                  4,460             107
   East West Bancorp                   1,800              64
   Eaton Vance                           900              29
   Equity Office Properties Trust+     1,485              72
   Equity Residential+                 2,900             154
   Erie Indemnity, Cl A                  300              17
   Essex Property Trust+                 800             106
   Everest Re Group                      200              20
   Fannie Mae (B)                     18,812           1,073
   Federal Realty Investment Trust+      300              26
   Federated Investors, Cl B             600              20
   Fidelity National Title Group,
      Cl A                             1,757              40
   Fifth Third Bancorp                   100               4
   First Cash Financial Services*      9,400             192
   First Horizon National                400              16
   First Marblehead (B)                6,900             516
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      31

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Forest City Enterprises, Cl A       2,300        $    134
   Franklin Resources                  3,700             395
   Freddie Mac                           600              40
   Fulton Financial                    1,820              30
   Genworth Financial, Cl A            3,300             108
   Goldman Sachs Group (B)            10,700           2,084
   Hanover Insurance Group             6,200             294
   Hartford Financial Services Group   2,000             172
   HCC Insurance Holdings              2,500              75
   Hospitality Properties Trust+       2,500             125
   Host Hotels & Resorts+ (B)         26,977             680
   HRPT Properties Trust+              2,400              30
   Hudson City Bancorp                11,800             157
   IndyMac Bancorp (B)                 7,300             335
   IntercontinentalExchange*          21,300           2,093
   Investors Financial Services        1,100              44
   iStar Financial+                    5,700             267
   Janus Capital Group                 6,200             126
   Jefferies Group                     3,000              87
   JER Investors Trust+*               4,100              81
   Jones Lang LaSalle* (B)             7,400             673
   JPMorgan Chase (B)                 93,438           4,324
   Keycorp                             7,900             285
   Kilroy Realty+                        200              16
   Kimco Realty+                         200               9
   KKR Financial+*                     1,500              40
   LandAmerica Financial Group           400              24
   Legg Mason                            800              76
   Lehman Brothers Holdings (B)       17,700           1,304
   Leucadia National                   5,900             163
   Lincoln National                      800              51
   Loews (B)                          37,063           1,480
   Luminent Mortgage Capital+          2,100              22
   M&T Bank                            1,500             178
   Mack-Cali Realty+                     300              16
   Markel*                               114              51
   Marsh & McLennan                    7,033             221
   Marshall & Ilsley                     700              32
   Mellon Financial                    5,900             237
   Mercantile Bankshares               1,200              55
   Mercury General                       272              15
   Merrill Lynch (B)                  27,381           2,394
   Metlife (B)                        15,289             898
   MGIC Investment                     5,700             330
   Moody's (B)                        35,800           2,487
   Morgan Stanley (B)                 29,490           2,246
   National City (B)                  23,900             863
   Nationwide Financial Services,
      Cl A                               800              42
   New Century Financial+              2,100              76
   New York Community Bancorp          8,700             141
   Newcastle Investment+               4,000             120
   North Fork Bancorporation           2,400              67
   Northern Trust                      2,900             165
   Nuveen Investments, Cl A            2,100             104

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Old Republic International          6,900        $    156
   Peoples Bank                          700              31
   Philadelphia Consolidated Holding*    400              18
   PMI Group (B)                      16,900             732
   PNC Financial Services Group        6,097             431
   Principal Financial Group           5,300             306
   Progressive                         8,800             198
   Prologis+                             800              52
   Protective Life                       100               5
   Prudential Financial                1,500             122
   Public Storage+                     1,092             105
   Radian Group (B)                   17,000             905
   Ramco-Gershenson Properties+        1,800              67
   Raymond James Financial             7,169             226
   Rayonier+                           9,158             382
   Reckson Associates Realty+          2,400             116
   Regions Financial                  10,744             394
   Reinsurance Group of America        1,100              61
   Safeco (B)                         13,944             845
   SL Green Realty+                    1,400             189
   SLM                                 2,200             101
   St. Paul Travelers (B)             15,675             812
   Stancorp Financial Group            1,400              64
   State Street                        3,400             211
   SunTrust Banks (B)                  9,600             784
   Synovus Financial                   1,100              33
   T Rowe Price Group                  3,400             147
   Taubman Centers+                    1,626              80
   TCF Financial                         200               5
   TD Banknorth                          600              19
   Thornburg Mortgage+                 1,200              30
   Torchmark                           2,800             177
   Transatlantic Holdings              1,518              94
   UnionBanCal                           400              23
   United Dominion Realty Trust+       1,900              64
   US Bancorp (B)                     25,200             848
   Valley National Bancorp             4,010             104
   Vornado Realty Trust+                 400              50
   Wachovia (B)                       25,297           1,371
   Washington Federal                  1,000              23
   Washington Mutual (B)              30,735           1,342
   Wells Fargo (B)                    30,710           1,082
   Whitney Holding                     3,900             126
   Wilmington Trust                    1,700              71
   WR Berkley                         17,722             622
   Zions Bancorporation                1,600             125
                                                    --------
                                                      64,012
                                                    --------
HEALTH CARE -- 11.6%
   Abbott Laboratories                 7,200             336
   Advanced Medical Optics*            2,600              91
   Aetna (B)                          19,000             785
   Allergan                           20,600           2,402
--------------------------------------------------------------------------------
32      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   AmerisourceBergen (B)              25,477        $  1,172
   Amgen* (B)                         19,059           1,353
   Amylin Pharmaceuticals*               400              16
   Applera - Applied Biosystems Group  4,900             179
   Barr Pharmaceuticals*               3,100             158
   Baxter International (B)           14,692             657
   Becton Dickinson (B)                8,400             602
   Biogen Idec*                       10,600             554
   Biomet                                200               8
   Bristol-Myers Squibb                6,800             169
   C.R. Bard                           1,100              90
   Cardinal Health (B)                35,267           2,279
   Caremark Rx (B)                    15,093             714
   Celgene*                            2,600             145
   Cephalon*                           1,800             135
   Cerner*                             3,900             187
   Charles River Laboratories
      International*                   8,200             342
   Cigna                               3,379             426
   Community Health Systems*             100               3
   Covance*                            1,100              66
   Coventry Health Care*               3,300             159
   Cytyc* (B)                         13,900             364
   DaVita*                               700              37
   Dentsply International              1,400              45
   Edwards Lifesciences* (B)             600              27
   Eli Lilly (B)                      10,200             547
   Emdeon*                             6,000              71
   Endo Pharmaceuticals Holdings*        400              11
   Express Scripts* (B)               10,571             721
   Forest Laboratories* (B)           15,600             760
   Genentech* (B)                     35,059           2,866
   Gilead Sciences*                    1,900             125
   Health Management Associates,
      Cl A                               900              18
   Health Net*                        11,376             525
   Henry Schein*                       6,357             328
   Hillenbrand Industries              2,300             133
   Hospira*                              800              26
   Humana*                             9,886             535
   Idexx Laboratories* (B)             6,700             567
   ImClone Systems*                    7,000             209
   Immucor*                              400              11
   IMS Health                          2,700              74
   Johnson & Johnson (B)              50,122           3,304
   King Pharmaceuticals*              18,500             306
   Laboratory of America
      Holdings (B)                     8,300             588
   LifePoint Hospitals*                  400              14
   Lincare Holdings* (B)              10,300             388
   Manor Care                          2,600             124
   McKesson (B)                       33,180           1,639
   Medco Health Solutions (B)         32,576           1,636
   Medimmune*                            500              16
   Medtronic                           4,600             240
   Mentor                              3,700             185
   Merck (B)                          20,500             912

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Millipore*                            200        $     14
   Mylan Laboratories (B)             14,200             288
   Omnicare                            1,200              48
   PDL BioPharma*                      9,700             220
   Pediatrix Medical Group*              200              10
   PerkinElmer                         4,600             100
   Pfizer (B)                        132,253           3,636
   Pharmaceutical Product
      Development                      1,800              57
   Quest Diagnostics                   1,700              90
   Resmed*                               600              30
   Schering-Plough                     3,500              77
   Sierra Health Services*             1,600              56
   Stryker                               700              36
   Techne*                             1,300              70
   Tenet Healthcare*                  15,904             113
   Thermo Electron*                    9,300             408
   Triad Hospitals*                      500              21
   United Therapeutics*                3,100             180
   UnitedHealth Group                 55,500           2,724
   Universal Health Services, Cl B     1,200              66
   Varian Medical Systems*             1,900              93
   VCA Antech*                         3,500             113
   Vertex Pharmaceuticals*               200               9
   Waters*                               400              20
   WebMD Health, Cl A*                   425              15
   WellCare Health Plans*              1,300              84
   WellPoint*                          4,000             303
   Wyeth (B)                          20,867           1,007
   Zimmer Holdings*                   25,900           1,890
                                                    --------
                                                      42,158
                                                    --------
INDUSTRIALS -- 10.1%
   3M                                  2,300             187
   Acuity Brands                       2,600             137
   Adesa                                 500              13
   AGCO*                               1,600              50
   Allied Waste Industries*            4,900              62
   American Power Conversion             700              21
   American Standard                     700              31
   AMR*                               13,692             438
   Applied Industrial Technologies     1,750              50
   Aramark, Cl B                       6,928             231
   Armor Holdings*                     3,100             175
   Avery Dennison                        900              61
   Boeing (B)                         17,412           1,542
   Brink's                             1,800             101
   Burlington Northern Santa Fe        7,600             571
   Canadian National Railway (B)       4,800             226
   Carlisle                            3,971             325
   Caterpillar (B)                    28,022           1,738
   CH Robinson Worldwide               4,728             208
   ChoicePoint*                          800              29
   Con-way                             5,700             263
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      33

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Continental Airlines, Cl B*         1,476        $     60
   Copart*                             1,100              33
   Corporate Executive Board           1,300             123
   Corrections of America*             2,200             100
   Covanta Holding*                    2,000              44
   Crane                               2,000              76
   CSX                                17,186             616
   Cummins                             2,000             240
   Danaher                             1,500             110
   Deere                               1,700             163
   Donaldson                             700              25
   Dover                               6,700             337
   Dun & Bradstreet* (B)               3,700             304
   Eaton                               4,400             339
   Emerson Electric                    6,300             546
   Equifax                               900              34
   Expeditors International
      Washington                      43,800           1,982
   Fastenal                            1,900              68
   FedEx                               2,800             323
   Flowserve*                         10,990             592
   Fluor (B)                           9,805             854
   Gardner Denver* (B)                11,400             436
   General Dynamics                    2,200             165
   General Electric (B)               79,200           2,794
   Graco                                 800              33
   H&E Equipment Services*             2,500              61
   Harsco                                700              55
   Herman Miller (B)                  17,900             628
   Honeywell International (B)        55,011           2,364
   Hubbell, Cl B                         200              11
   Illinois Tool Works                   500              24
   Ingersoll-Rand, Cl A               13,600             531
   ITT Industries                        800              43
   Jacobs Engineering Group* (B)       9,423             790
   JB Hunt Transport Services          4,100              90
   John H. Harland                       400              17
   Kennametal                            100               6
   L-3 Communications Holdings         2,600             214
   Laidlaw International*              6,400             186
   Landstar System                       100               5
   Lennox International                3,932             115
   Lincoln Electric Holdings             200              12
   Lockheed Martin (B)                12,443           1,126
   Manitowoc                           1,600              96
   Manpower                            2,200             156
   Masco                               3,200              92
   MSC Industrial Direct, Cl A           200               8
   Norfolk Southern                   16,300             803
   Northrop Grumman (B)               20,958           1,403
   Oshkosh Truck                       2,600             125
   Paccar                              7,200             470
   Parker Hannifin (B)                10,520             878
   Pitney Bowes                          500              23
   Precision Castparts                 1,500             113

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Raytheon (B)                       13,254        $    677
   Republic Services                     900              37
   Robert Half International          10,600             409
   Rockwell Automation                 2,400             156
   Rockwell Collins                    1,100              66
   Roper Industries                      200              10
   RR Donnelley & Sons                   900              32
   Ryder System (B)                    9,483             495
   Southwest Airlines                 22,400             352
   Spherion*                           1,500              11
   SPX                                   600              37
   Stericycle*                           800              58
   Teleflex                            3,500             226
   Terex*                              5,776             324
   Textron                             2,400             234
   Thomas & Betts* (B)                 8,800             456
   Timken (B)                          9,294             276
   Toro                                1,200              54
   Trinity Industries                  6,500             246
   Tyco International (B)             20,930             634
   UAL*                                4,175             169
   Union Pacific                       7,307             661
   United Parcel Service, Cl B        33,700           2,626
   United Rentals*                       368               9
   United Technologies                 4,000             258
   URS*                                1,900              84
   US Airways Group*                     300              17
   USG*                                1,247              70
   Waste Management                    5,800             212
   WESCO International*                4,293             287
   WW Grainger                         1,100              80
   YRC Worldwide*                      3,659             142
                                                    --------
                                                      36,706
                                                    --------
INFORMATION TECHNOLOGY -- 15.7%
   Acxiom                              1,600              40
   ADC Telecommunications*             3,400              47
   Adobe Systems*                      1,700              68
   Advanced Energy Industries*         4,400              76
   Agere Systems*                     37,958             680
   Agilent Technologies* (B)          13,400             427
   Akamai Technologies*                3,600             176
   Alliance Data Systems*              4,800             311
   Amphenol, Cl A                      1,600             109
   Analog Devices                      6,400             208
   Anixter International*              1,500              88
   Apple Computer*                     1,500             138
   Applied Materials (B)              30,500             548
   Ariba*                                600               5
   Arrow Electronics* (B)             28,779             914
   ATMI*                               7,900             257
   Automatic Data Processing (B)      12,200             588
   Avaya*                             15,500             198
--------------------------------------------------------------------------------
34      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Avnet*                             33,284        $    825
   Avocent*                            5,600             195
   BEA Systems*                        9,400             129
   BMC Software* (B)                  14,600             475
   Broadcom, Cl A*                       800              26
   Cadence Design Systems* (B)        20,200             371
   CDW                                 3,600             254
   Ceridian*                           4,300             105
   Cisco Systems* (B)                 75,900           2,040
   Citrix Systems*                     2,200              63
   Cognizant Technology Solutions,
      Cl A*                            1,100              90
   Computer Sciences*                 12,217             638
   Convergys*                         15,500             374
   Dell*                               4,074             111
   Diebold                             6,100             281
   Digital Insight*                    1,600              61
   DST Systems*                        4,910             306
   eBay*                              75,000           2,426
   Electronic Data Systems (B)        28,825             782
   Factset Research Systems              300              16
   Fair Isaac                          6,000             250
   Fidelity National Information
      Services                         3,044             122
   First Data                          4,100             104
   Fiserv* (B)                        11,700             598
   Global Payments                     5,600             257
   Google, Cl A*                       6,655           3,227
   Harris                              6,300             265
   Hewlett-Packard (B)                86,622           3,418
   Ingram Micro, Cl A*                19,991             407
   Integrated Device Technology*       5,900              97
   Intel                              49,347           1,054
   International Business
      Machines (B)                    39,687           3,648
   Intersil, Cl A                        200               5
   Intuit* (B)                        75,300           2,370
   Iron Mountain*                        400              17
   Itron*                              3,300             158
   Lam Research*                       6,200             326
   Lexmark International,
      Cl A* (B)                       10,400             717
   Linear Technology                   1,800              58
   LoJack*                               700              11
   Mastercard, Cl A                    1,900             193
   MEMC Electronic Materials* (B)      9,900             394
   Mettler Toledo International*       1,000              77
   Micron Technology                  18,787             274
   Microsoft (B)                     134,000           3,930
   MicroStrategy, Cl A* (B)            3,500             415
   Molex                               5,100             163
   MoneyGram International             5,400             165
   Motorola (B)                       25,571             567
   MTS Systems                           900              35
   National Instruments                1,100              32
   NCR*                                5,781             248
   Network Appliance*                 13,500             529
   Novellus Systems* (B)              19,900             621

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Nvidia*                             1,900        $     70
   Oracle*                            33,300             634
   Paychex                            49,400           1,947
   Polycom*                           10,000             288
   QLogic*                            30,900             688
   Qualcomm (B)                       92,900           3,399
   Rambus*                             1,600              36
   Red Hat*                            3,500              61
   Research In Motion*                10,700           1,486
   Sabre Holdings, Cl A                3,800             104
   SanDisk*                           40,400           1,794
   Seagate Technology                 82,000           2,112
   SonicWALL*                          8,500              85
   Sybase*                               600              14
   Symantec*                           1,800              38
   Symbol Technologies                 4,100              61
   Synopsys* (B)                      22,900             585
   Tech Data*                          9,553             400
   Tektronix                           3,000              92
   Texas Instruments (B)              30,258             894
   Travelzoo*                          3,700             115
   Trimble Navigation*                   700              34
   Valueclick*                           800              20
   VeriSign*                           7,561             197
   Websense*                           6,100             156
   Western Digital*                   17,194             353
   Western Union                      68,993           1,573
   Xerox*                             16,122             266
   Xilinx                             13,700             367
                                                    --------
                                                      57,067
                                                    --------
MATERIALS -- 3.3%
   Air Products & Chemicals              700              48
   Airgas                                300              13
   Albemarle                           1,400              98
   Alcoa (B)                          20,600             642
   Allegheny Technologies              1,000              90
   Ashland                            10,821             732
   Ball                                  300              13
   Bemis                               4,100             140
   Cabot                                 200               8
   Carpenter Technology                  400              43
   Celanese, Ser A                    25,104             552
   Commercial Metals                     461              13
   Crown Holdings*                    18,412             379
   Cytec Industries                    1,100              59
   Dow Chemical (B)                   18,900             756
   E.I. du Pont de Nemours             2,200             103
   Eagle Materials                     4,900             211
   Eastman Chemical                      603              36
   Ecolab                              4,000             177
   FMC                                   200              14
   Freeport-McMoRan Copper & Gold,
      Cl B                             2,198             138
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      35

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hercules                            3,914        $     73
   Huntsman*                          30,898             538
   International Flavors &
      Fragrances                       2,100              99
   International Paper                 4,500             149
   Lyondell Chemical                   9,000             222
   Methanex                            9,700             240
   Monsanto                            1,300              63
   Nalco Holding*                      2,075              41
   Newmont Mining (B)                  8,100             380
   Nucor (B)                          11,400             682
   Owens-Illinois* (B)                28,127             532
   Packaging of America                  100               2
   Pactiv* (B)                        15,900             548
   Phelps Dodge                        3,133             385
   PPG Industries                      1,500              96
   Praxair                            30,300           1,891
   Rohm & Haas                         1,800              94
   RPM International                     300               6
   Sealed Air                            400              24
   Sigma-Aldrich                         400              30
   Smurfit-Stone Container*            4,700              50
   Sonoco Products                     2,500              93
   Steel Dynamics                      7,800             254
   Temple-Inland                       7,900             309
   Titanium Metals*                      300              10
   United States Steel (B)             3,800             284
   Valhi                                 677              18
   Valspar                             2,000              56
   Vulcan Materials (B)                4,200             373
   Wheeling-Pittsburgh*                  700              12
                                                    --------
                                                      11,819
                                                    --------
TELECOMMUNICATION SERVICES -- 2.2%
   Alltel (B)                          9,700             550
   American Tower, Cl A*               2,100              80
   AT&T (B)                           51,187           1,736
   Bell Aliant Regional Regional
      Communications Income Fund
      (Canada)                           254               6
   BellSouth                          27,295           1,217
   CenturyTel (B)                     21,300             906
   Citizens Communications            23,600             334
   Crown Castle International*         3,700             128
   Embarq                                125               7
   Leap Wireless International*          600              34
   Qwest Communications
      International*                  49,671             382
   Sprint Nextel (B)                   9,550             186
   Telephone & Data Systems           13,893             718
   US Cellular*                       11,495             774
   Verizon Communications (B)         29,300           1,024
   Windstream                          1,250              17
                                                    --------
                                                       8,099
                                                    --------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 2.0%
   AES*                                5,968        $    139
   Allegheny Energy*                   1,700              75
   Alliant Energy                      2,700             105
   Ameren                              5,000             274
   American Electric Power (B)         8,300             345
   Atmos Energy                          400              13
   CMS Energy*                        13,002             211
   Dominion Resources                    700              56
   DPL                                 6,955             194
   Duke Energy                           724              23
   Edison International (B)           18,213             837
   Energen (B)                         7,600             345
   Energy East                         1,500              37
   Entergy                             1,300             119
   Exelon (B)                          8,600             522
   FirstEnergy (B)                     7,400             443
   Great Plains Energy                 1,100              35
   Hawaiian Electric Industries          300               8
   KeySpan                             4,000             164
   MDU Resources Group                 2,050              54
   Mirant*                             1,400              43
   National Fuel Gas                   1,700              64
   NiSource                              800              20
   Northeast Utilities                 1,600              45
   NRG Energy*                        12,993             740
   NSTAR                                 800              28
   OGE Energy                          2,600             102
   Oneok                               2,100              91
   Pepco Holdings                        400              10
   PG&E (B)                           10,400             478
   PPL                                   100               4
   Public Service Enterprise Group     9,069             610
   Puget Energy                          100               2
   Reliant Energy*                     4,500              60
   SCANA                                 200               8
   Sempra Energy                       4,300             234
   Southern                              300              11
   Southern Union                      4,600             129
   TXU (B)                             9,274             532
   UGI                                 6,416             181
   Xcel Energy                         1,700              39
                                                    --------
                                                       7,430
                                                    --------
Total Common Stock
   (Cost $302,774) ($ Thousands)                     320,223
                                                    --------

CASH EQUIVALENT -- 5.0%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.300%**++            18,054,424          18,054
                                                    --------
Total Cash Equivalent
   (Cost $18,054) ($ Thousands)                       18,054
                                                    --------

--------------------------------------------------------------------------------
36      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 3.2% FNMA
        5.500%, 01/01/21-02/01/21     $1,908        $  1,919
   FNMA ARM
        5.581%, 05/01/36                 288             290
   FNMA TBA
        6.000%, 12/01/18               2,000           2,036
        5.500%, 12/01/20               3,000           3,016
        5.000%, 12/01/18               3,100           3,071
   GNMA ARM
        5.000%, 08/20/36                 249             248
        4.500%, 01/20/34-01/20/36        894             894
                                                    --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $11,380) ($ Thousands)                       11,474
                                                    --------

ASSET-BACKED SECURITIES -- 6.7%
MORTGAGE RELATED SECURITIES -- 6.7%
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2
        8.070%, 10/25/35                  40              36
   Ace Securities, Ser 2003-OP1,
      Cl M1 (D)
        6.020%, 12/26/06                 250             251
   American Home Mortgage Investment
      Trust, Ser 2006-1, Cl 2A3 (D)
        5.100%, 12/25/06                 270             267
   Argent Securities, Ser 2003-W9,
      Cl M1 (D)
        6.010%, 12/26/06                 215             216
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2003-HE5,
      Cl M2 (D)
        7.220%, 12/15/06                  35              35
   Asset-Backed Securities Home
      Equity, Ser 2003-HE7, Cl M2 (D)
        7.080%, 12/15/06                  25              25
   Bear Stearns Asset-Backed
      Securities, Ser 2006-PC1N,
      Cl A1 (E)
        5.500%, 12/25/35                  10              10
   Bear Stearns Mortgage Funding
      Trust, Ser 2006-SL5, Cl 1A (D)
        5.500%, 12/26/06                 570             570
   Carrington Mortgage Loan Trust,
      Ser 2005-NC3, Cl A1B (D)
        5.480%, 12/27/06                 885             885
   Citigroup Mortgage Loan Trust,
      Ser 2006-FX1, Cl A1 (D)
        5.480%, 12/31/06                 247             247

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Alternative Loan
      Trust, Ser 2004-33,
      Cl 1A1 (D)
        4.999%, 12/01/06             $   187        $    189
   Countrywide Alternative Loan
      Trust,  Ser 2005-69,
      Cl M3 (D)
        6.470%, 12/27/06                  30              30
   Countrywide Asset-Backed
      Certificates, Ser 2005-7,
      Cl MV8 (D)
        6.770%, 12/27/06                  50              51
   Countrywide Asset-Backed
      Certificates, Ser 2006-S1,
      Cl A2
        5.549%, 08/25/21                 267             267
   Countrywide Asset-backed
      Certificates, Ser 2004-5,
      Cl 3A (D)
        5.550%, 12/27/06                 402             402
   Countrywide Home Equity Loan
      Trust,  Ser 2006-D,
      Cl 2A (D)
        5.520%, 12/30/06                 229             229
   Countrywide Home Loans,
      Ser 2006-OA5, Cl 1M4 (D)
        6.370%, 12/27/06                  50              50
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M4 (D)
        6.060%, 12/19/06                  49              49
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M5 (D)
        6.130%, 12/19/06                  30              30
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M7 (D)
        7.070%, 12/19/06                  30              30
   DSLA Mortgage Loan Trust,
      Ser 2006-AR2, Cl M4 (D)
        5.920%, 12/19/06                  60              60
   FBR Securitization Trust,
      Ser 2005-4, Cl M11 (D)
        7.320%, 12/27/06                  25              24
   First Franklin Mortgage Loan,
      Ser 2003-FF5, Cl M6 (D)
        8.820%, 12/25/06                  40              40
   First Franklin Mortgage Loan,
      Ser 2005-FF4, Cl 2A3 (D)
        5.540%, 12/25/06                 200             200
   First Franklin Mortgage Loan,
      Ser 2006-FFA, Cl A3
        5.440%, 12/25/06               1,235           1,235
   First Franklin Mortgage Loan,
      Ser 2006-FFB, Cl A2 (D)
        5.450%, 12/26/06                 460             460
   First Horizon Alternative Mortgage
      Trust, Ser 2006-AA6, Cl 2A1 (D)
        5.750%, 12/01/06                 959             964
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      37

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   First Horizon Asset Securities,
      Ser 2006-AR1, Cl 2A1 (D)
        5.892%, 12/01/06             $ 1,705        $  1,730
   GMAC Mortgage Loan Trust,
      Ser 2006-HE1, Cl A (D)
        5.530%, 12/25/06                 500             500
   GS Mortgage Securities,
      Ser 2006-GG6, Cl AM (D)
        5.622%, 04/10/38                 500             517
   GSAA Home Equity Trust,
      Ser 2006-3N, Cl N1 (E)
        5.750%, 03/25/36                  10              10
   Harborview Mortgage Loan Trust,
      Ser 2004-7, Cl 2A1 (D)
        3.379%, 12/01/06               1,315           1,316
   Hasco NIM Trust, Ser 2006-OP2A,
      Cl A (E)
        5.856%, 01/26/36                  18              18
   Holmes Financing, Ser 2006-10A,
      Cl 1C (D) (E)
        5.738%, 01/16/2007               100             100
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2 (D)
        7.220%, 12/25/06                  50              50
   Home Equity Asset Trust,
      Ser 2005-9N, Cl A (E)
        6.500%, 05/27/36                  33              33
   Home Equity Asset Trust,
      Ser 2006-1N, Cl 1A (E)
        6.500%, 05/27/36                  20              20
   Home Equity Asset Trust,
      Ser 2006-4, Cl 2A1 (D)
        5.380%, 12/01/06               1,026           1,027
   Home Equity Mortgage Trust,
      Ser 2006-5, Cl A1 (F)
        5.500%, 01/25/37               1,739           1,741
   Impac CMB Trust, Ser 2004-10,
      Cl 4M1 (D)
        5.920%, 03/25/35                  54              54
   Impac NIM Trust, Ser 2006-1,
      Cl N (E)
        6.000%, 03/25/36                  12              12
   Impac Secured Assets CMO Owners
      Trust, Ser 2006-3, Cl A4 (D)
        5.414%, 12/27/06                 484             484
   Impac Secured Assets CMO Owners
      Trust, Ser 2006-4, Cl A2A (D)
        5.400%, 12/16/06               1,110           1,110
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR11, Cl 4A1 (D)
        5.857%, 12/01/06                 689             689
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M1 (D)
        5.770%, 12/27/06                 250             251

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M6 (D)
        7.070%, 04/25/46             $    42        $     43
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M9 (D)
        7.070%, 12/25/06                  50              42
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4 (D)
        6.020%, 12/25/06                  30              30
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR6, Cl M7 (D)
        6.870%, 12/25/06                  40              40
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR8, Cl M5 (D)
        5.870%, 12/26/06                  50              50
   JPMorgan Mortgage Acquisition,
      Ser 2006-RM1, Cl A2 (D)
        5.400%, 12/27/06                 229             229
   JPMorgan Mortgage Acquistion,
      Ser 2006-WF1, Cl A1B (D)
        5.092%, 12/31/06                 636             636
   Lehman XS Trust, Ser 2005-5N,
      Cl M3 (D)
        6.320%, 12/25/06                  70              71
   Lehman XS Trust, Ser 2005-7N,
      Cl M3II
        6.470%, 12/27/06                  50              50
   Lehman XS Trust, Ser 2006-10N,
      Cl 1M5 (D)
        5.850%, 07/25/46                  48              48
   Lehman XS Trust, Ser 2006-11,
      Cl M10 (D)
        7.320%, 12/25/06                  35              29
   Lehman XS Trust, Ser 2006-12N,
      Cl M4 (D)
        5.870%, 08/25/46                  45              45
   Lehman XS Trust, Ser 2006-12N,
      Cl M5 (D)
        5.920%, 08/25/46                  25              25
   Lehman XS Trust, Ser 2006-19,
      Cl A1 (D)
        5.420%, 12/25/06                 620             620
   Long Beach Asset Holdings,
      Ser 2006-2, Cl N1 (E)
        5.780%, 04/25/46                  14              14
   Master Asset-Backed Securities
      Trust, Ser 2002-OPT1, Cl M1 (D)
        6.470%, 12/27/06                  67              68
   Master Asset-Backed Securities
      Trust, Ser 2006-AB1, Cl A1 (D)
        5.460%, 12/27/06                 181             181
   Merrill Lynch Mortgage Investors,
      Ser 2003-HE1, M2 (D)
        6.970%, 12/25/06                  25              25
--------------------------------------------------------------------------------
38      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors,
      Ser 2005-A8, Cl A1B1 (D)
        5.250%, 12/25/06             $   281        $    279
   Merrill Lynch Mortgage Investors,
      Ser 2006-MLN1, Cl A2A (D)
        5.394%, 12/29/06                 520             519
   Merrill Lynch Mortgage Investors,
      Ser 2006-RM4, Cl A2A (D)
        5.400%, 12/27/06                 538             538
   Morgan Stanley Capital I,
      Ser 2003-NC10, Cl M2 (D)
        7.120%, 12/26/06                  25              25
   Morgan Stanley Dean Witter
      Capital I, Ser 2002-AM3,
      Cl M1 (D)
        6.270%, 12/25/06                 500             501
   National Collegiate Student Loan
      Trust, Ser 2003-3, Cl C (D)
        5.819%, 12/28/06                 200             200
   National Collegiate Student Loan
      Trust, Ser 2004-2, Cl C (D)
        6.120%, 12/25/06                 250             257
   New Century Home Equity Loan Trust,
      Ser 2003-B, Cl M1 (D)
        5.970%, 12/27/06                  87              88
   New Century Home Equity Loan Trust,
      Ser 2005-A, Cl A2 (D)
        4.461%, 12/25/06                 188             187
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (D)
        5.970%, 12/23/06                 100             100
   Park Place Securities,
      Ser 2005-WHQ2, Cl A2C (D)
        5.550%, 12/28/06                 400             400
   Residential Asset Mortgage
      Products, Ser 2006-RZ4,
      Cl A1 (D)
        5.410%, 12/25/06                 486             486
   Residential Asset Securitization
      Trust, Ser 2004-IP2, Cl 3A1 (D)
        5.274%, 12/25/06                 431             434
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (D) (E)
        5.420%, 12/25/06                 174             174
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B (D) (E)
        5.470%, 12/25/06                 100             100
   SB Finance NIM Trust, Ser 2005-HE3,
      Cl N1 (E)
        4.750%, 09/25/35                  20              20
   SB Finance NIM Trust,
      Ser 2006-KS4N, Cl N1 (E)
        7.500%, 06/25/36                  17              17

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Sail NIM Notes, Ser 2006-BC1A,
      Cl A (E)
        7.000%, 03/27/36             $    39        $     36
   Structured Asset Securities,
      Ser 2006-GEL4, Cl A1 (D) (E)
        5.440%, 12/27/06               1,000           1,000
   Terwin Mortgage Trust,
      Ser 2006-2HGS, Cl B1 (D) (E)
        6.100%, 12/25/06                  35              35
   Terwin Mortgage Trust,
      Ser 2006-6, Cl A1 (D)
        4.500%, 07/25/37                 191             189
                                                    --------
Total Asset-Backed Securities
   (Cost $24,275) ($ Thousands)                       24,345
                                                    --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
        5.000%, 08/01/35                 537             121
   FHLMC (C)
        5.250%, 01/16/07 (A)             500             497
        5.180%, 02/06/07 (A)           1,150           1,139
        5.180%, 03/30/07                 700             688
   FNMA CMO STRIPS, Ser 360,
      Cl 2, IO
        5.000%, 08/01/35               2,985             673
   FNMA (C)
        5.180%, 03/30/07                 700             688
                                                    --------
Total U.S. Government Agency Obligations
   (Cost $3,904) ($ Thousands)                         3,806
                                                    --------

CORPORATE OBLIGATIONS -- 0.3%
CONSUMER DISCRETIONARY -- 0.1%
   COX Communications
        4.625%, 06/01/13                  40              38
   Comcast
        5.300%, 01/15/14                  50              49
   Omnicon Group
        5.900%, 04/15/16                  20              21
   Time Warner
        6.875%, 05/01/12                  40              43
                                                    --------
                                                         151
                                                    --------
ENERGY -- 0.0%
   Kinder Morgan Energy Partners
        5.000%, 12/15/13                  40              38
                                                    --------
FINANCIALS -- 0.2%
   CIT Group
        5.000%, 02/13/14                  55              54
   Credit Suisse First Boston USA
        6.500%, 01/15/12                  25              27
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      39

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Genworth Financial
        5.750%, 06/15/14             $    40        $     41
   Goldman Sachs Group
        5.500%, 11/15/14                  80              81
   Household Finance
        6.375%, 10/15/11                  40              42
   JPMorgan Chase
        5.125%, 09/15/14                  40              40
   Lehman Brothers Holdings MTN
        5.500%, 04/04/16                  40              40
   Morgan Stanley
        4.750%, 04/01/14                  40              39
   Residential Capital
        6.500%, 04/17/13                  75              78
   Simon Property Group
        5.750%, 12/01/15                  25              26
        5.600%, 09/01/11                  35              36
   Wachovia
        5.300%, 10/15/11                 170             172
        4.875%, 02/15/14                  25              24
   istar Financial, Ser 1+
        5.875%, 03/15/16                  25              25
                                                    --------
                                                         725
                                                    --------
HEALTH CARE -- 0.0%
   Aetna
        5.750%, 06/15/11                  40              41
   Teva Pharmaceutical Finance
        5.550%, 02/01/16                  40              40
   Wellpoint
        6.800%, 08/01/12                  25              27
                                                    --------
                                                         108
                                                    --------
INDUSTRIALS -- 0.0%
   Lafarge
        6.150%, 07/15/11                  25              26
                                                    --------
TELECOMMUNICATION SERVICES -- 0.0%
   Embarq
        6.738%, 06/01/13                  20              21
                                                    --------
UTILITIES -- 0.0%
   Dominion Resources
        4.750%, 12/15/10                  25              25
   Exelon Generation
        6.950%, 06/15/11                  40              42
                                                    --------
                                                          67
                                                    --------
Total Corporate Obligations
   (Cost $1,094) ($ Thousands)                         1,136
                                                    --------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.3%
   U.S. Treasury Bill (A)
        4.880%, 02/22/07             $   352        $    348
   U.S. Treasury Bond
        2.375%, 04/15/11                 921             926

Total U.S. Treasury Obligations
   (Cost $1,270) ($ Thousands)                         1,274
                                                    --------
Total Investments -- 104.5%
   (Cost $362,751) ($ Thousands)                    $380,312
                                                    ========


COMMON STOCK SOLD SHORT -- (9.1)%
CONSUMER DISCRETIONARY -- (2.5)%
   Amazon.com*                        (8,400)           (339)
   Boyd Gaming                        (8,300)           (352)
   Career Education*                  (4,245)           (107)
   Coldwater Creek*                   (1,700)            (43)
   Corinthian Colleges*              (16,500)           (213)
   CTC Media*                         (1,100)            (25)
   Dick's Sporting Goods*             (4,300)           (231)
   Discovery Holding, Cl A*          (53,588)           (822)
   DR Horton                          (1,400)            (37)
   Eastman Kodak                     (13,100)           (341)
   Gentex                            (58,310)           (966)
   Hearst-Argyle Television           (7,435)           (188)
   Hilton Hotels                      (6,500)           (213)
   International Speedway, Cl A         (138)             (7)
   Interpublic Group                 (15,600)           (187)
   Laureate Education*                (6,400)           (333)
   Lennar, Cl A                       (2,300)           (121)
   Liberty Global, Cl A*              (6,583)           (178)
   Liberty Media Holding-Capital,
      Ser A*                          (1,108)            (97)
   Liberty Media Interactive, Cl A*   (6,143)           (140)
   MDC Holdings                       (5,624)           (321)
   News                               (5,300)           (109)
   NTL                                (1,456)            (35)
   O'Reilly Automotive*              (19,300)           (611)
   Quiksilver*                       (20,700)           (301)
   RH Donnelley                         (225)            (14)
   Scientific Games, Cl A*           (21,600)           (627)
   Standard Pacific                   (9,377)           (241)
   Starwood Hotels & Resorts
      Worldwide                         (700)            (45)
   Tiffany                           (10,722)           (412)
   Tractor Supply*                    (6,700)           (319)
   Urban Outfitters*                 (26,000)           (579)
   XM Satellite Radio, Cl A*         (35,233)           (509)
                                                    --------
                                                      (9,063)
                                                    --------
--------------------------------------------------------------------------------
40      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                 Market Value
Description                           Shares    ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- (0.0)%
   Hansen Natural*                      (661)       $    (19)
   Whole Foods Market                 (2,076)           (101)
   WM Wrigley Jr.                       (249)            (13)
                                                    --------
                                                        (133)
                                                    --------
ENERGY -- (1.3)%
   Arch Coal                         (17,200)           (617)
   Cameco                            (13,200)           (502)
   Cheniere Energy*                   (4,000)           (123)
   Consol Energy                        (800)            (29)
   Denbury Resources*                   (737)            (22)
   Dresser-Rand Group*               (11,900)           (288)
   Enbridge                           (6,000)           (212)
   Foundation Coal Holdings           (2,500)            (93)
   Massey Energy                      (6,300)           (173)
   Quicksilver Resources*            (11,717)           (496)
   Rowan                             (10,100)           (364)
   Southwestern Energy               (21,700)           (914)
   Tetra Technologies*                (4,700)           (121)
   Todco*                             (8,300)           (332)
   Ultra Petroleum*                   (5,200)           (280)
   W&T Offshore                       (5,100)           (177)
                                                    --------
                                                      (4,743)
                                                    --------
FINANCIALS -- (0.8)%
   Arthur J. Gallegher                (3,200)            (94)
   Astoria Financial                  (1,800)            (54)
   Chicago Mercantile Exchange
      Holdings                          (124)            (66)
   Commerce Bancorp                   (5,000)           (174)
   Hudson City Bancorp               (80,051)         (1,062)
   Leucadia National                  (2,742)            (76)
   Marsh & McLennan                   (1,300)            (41)
   New Century Financial+             (8,064)           (291)
   New York Community Bancorp         (2,058)            (33)
   Peoples Bank                       (9,300)           (415)
   Popular                            (9,700)           (172)
   T Rowe Price Group                 (2,200)            (95)
   Valley National Bancorp            (7,900)           (205)
   Vornado Realty Trust+                (100)            (12)
                                                    --------
                                                      (2,790)
                                                    --------
HEALTH CARE -- (1.1)%
   Abraxis Bioscience*                (2,777)            (74)
   Affymetrix*                       (13,300)           (337)
   Amylin Pharmaceuticals*           (12,909)           (516)
   Bausch & Lomb                      (3,500)           (169)
   Biomet                             (6,800)           (257)
   Boston Scientific*                (20,995)           (332)
   Brookdale Senior Living            (3,227)           (147)
   Cooper                             (3,800)           (205)

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Davita*                            (2,100)       $   (112)
   Endo Pharmaceutical Holdings*      (9,500)           (258)
   Millennium Pharmaceuticals*        (8,227)            (93)
   Omnicare                           (5,500)           (218)
   Patterson*                         (1,900)            (71)
   Qiagen*                            (6,800)            (99)
   Respironics*                       (7,100)           (256)
   Tenet Healthcare*                 (39,600)           (281)
   Vertex Pharmaceuticals*            (9,000)           (399)
                                                    --------
                                                      (3,824)
                                                    --------
INDUSTRIALS -- (0.7)%
   Belden CDT                           (500)            (20)
   CH Robinson Worldwide              (1,900)            (83)
   Copart*                              (216)             (6)
   Corporate Executive Board          (1,130)           (107)
   Covanta Holdings*                  (5,200)           (115)
   DRS Technologies                   (4,601)           (229)
   Expeditors International
      Washington                      (3,400)           (154)
   GATX                               (7,400)           (342)
   Pall                               (8,100)           (254)
   Southwest Airlines                (19,404)           (305)
   Stericycle*                        (5,203)           (377)
   UTI Worldwide                     (12,900)           (384)
                                                    --------
                                                      (2,376)
                                                    --------
INFORMATION TECHNOLOGY -- (2.1)%
   Activision*                       (13,500)           (230)
   Alliance Data Systems*             (5,000)           (324)
   Autodesk                           (3,700)           (152)
   Avid Technology*                   (8,600)           (335)
   Broadcom, Cl A*                    (9,800)           (322)
   CACI International, Cl A*          (5,800)           (347)
   Ciena*                            (13,665)           (344)
   Citrix Systems*                    (7,500)           (216)
   Cognizant Technology Solutions*      (326)            (27)
   eBay*                              (9,900)           (320)
   Fair Isaac                         (6,222)           (259)
   JDS Uniphase*                      (7,362)           (136)
   Juniper Networks*                 (18,343)           (390)
   Mastercard, Cl A                   (3,442)           (350)
   Maxim Integrated Products          (6,200)           (195)
   NAVTEQ*                           (12,982)           (464)
   Novell*                           (13,500)            (85)
   Paychex                           (10,984)           (433)
   PMC - Sierra*                     (67,721)           (515)
   Rambus*                           (28,460)           (635)
   Red Hat*                          (12,818)           (223)
   Salesforce.com*                   (12,487)           (487)
   SanDisk*                           (4,769)           (212)
   Silicon Laboratories*              (9,338)           (301)
   Symantec*                          (4,211)            (89)
   Unisys*                           (22,500)           (162)
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      41

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Verifone Holdings*                 (4,500)       $   (152)
                                                    --------
                                                      (7,705)
                                                    --------
MATERIALS -- (0.4)%
   Eagle Materials                      (439)            (19)
   Ivanhoe Mines*                    (32,100)           (296)
   Louisiana-Pacific                 (34,685)           (732)
   Mosaic                            (19,100)           (407)
   Potash of Saskatchewan             (1,100)           (155)
                                                    --------
                                                      (1,609)
                                                    --------
TELECOMMUNICATION SERVICES -- (0.1)%
   NeuStar, Cl A*                    (11,100)           (369)
   SBA Communications, Cl A*          (4,035)           (114)
                                                    --------
                                                        (483)
                                                    --------
UTILITIES -- (0.1)%
   Aqua America                      (12,740)           (305)
                                                    --------
Total Common Stock Sold Short
   (Proceeds $(31,335)) ($ Thousands)                (33,031)
                                                    --------

A summary of the open future contracts held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                      UNREALIZED
                                                     APPRECIATION
    TYPE OF             NUMBER OF     EXPIRATION    (DEPRECIATION)
   CONTRACT             CONTRACTS        DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$               (9)         Mar-2007            $2
90-Day Euro$               (9)         Mar-2008           (10)
90-Day Euro$               (7)         Mar-2009            (9)
90-Day Euro$               (7)         Mar-2010            (8)
90-Day Euro$               (5)         Mar-2011            (5)
90-Day Euro$              (20)        Jun-2007            (7)
90-Day Euro$               (9)         Jun-2008           (10)
90-Day Euro$               (7)         Jun-2009            (9)
90-Day Euro$               (7)         Jun-2010            (8)
90-Day Euro$               (6)         Sep-2007            (2)
90-Day Euro$               (9)         Sep-2008           (10)
90-Day Euro$               (7)         Sep-2009            (8)
90-Day Euro$               (7)         Sep-2010            (8)
90-Day Euro$               43          Dec-2006            (6)
90-Day Euro$               (9)         Dec-2007            (8)
90-Day Euro$               (7)         Dec-2008            (9)
90-Day Euro$               (7)         Dec-2009            (8)
90-Day Euro$               (7)         Dec-2010            (8)
Euro-Bund                  (2)         Dec-2006            (3)
S&P 500 Composite Index    233         Dec-2006         2,380
S&P 500 Composite Index    33          Mar-2007            24
U.S. 10-Year Note          10          Mar-2007             6
U.S. 2-Year Note            6          Mar-2007             2
U.S. Long Treasury Bond     4          Dec-2006             3
                                                       ------
                                                       $2,281
                                                       ======

A summary of the outstanding Total Return Swap agreements held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives payment on the monthly
   reset spread from -- CMBS IG 10YR
   Index plus 22.5 basis points times
   the notional amount. Fund receives
   payment if the return on the spread
   appreciates over the payment period,
   and pays if the return on the spread
   depreciates over the payment period.
   (Counter Party: Bank of America)       05/01/07      $30,000       $ (3)
Fund receives payment on the monthly
   reset spread from Banc of America --
   CMBS AAA 10YR Index times the
   notional amount. Fund receives
   payment if the return on the spread
   appreciates over the payment period,
   and pays if the return on the spread
   depreciates over the payment period.
   (Counter Party: Bank of America)       03/01/07       50,000         (6)
Fund receives payment on the monthly
   reset spread from Banc of America --
   CMBS AAA 10YR Index plus 10 basis
   points times the notional amount.
   Fund receives payment if the return
   on the spreadappreciates over the
   payment period, and pays if the
   return on the spread depreciates
   over the payment period.
   (Counter Party: Wachovia Bank)         05/01/07       50,000         (7)
Fund receives payment on the monthly
   reset spread from Lehman Brothers --
   CMBS AAA 10YR Index plus 10 basis
   points times the notional amount.
   Fund receives payment if the return
   on the spread appreciates over the
   payment period, and pays if the
   return on the spread depreciates
   over the payment period.
   (Counter Party: Bank of America)       02/28/07       25,000         (3)
                                                                      ----
                                                                      $(19)
                                                                      ====

A summary of the outstanding Credit Default Swap agreements held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
The Fund pays quarterly payment of
   0.0875% (0.350% per annum) times
   notional amount of, Alcan Inc
   4.875%, 09/15/12. Upon a defined
   credit event, the fund will
   receive the notional amount and
   deliver the defined obligation.
   (Counter Party: Bank of America)     12/20/13        $ 250       $ --
The Fund pays quarterly payment of
   0.1375%(0.550% per annum) times
   notional amount of, Black & Decker
   Corp 7.125%, 06/01/11. Upon a
   defined credit event, the fund
   will receive the notional amount
   and deliver the defined
   obligation.
   (Counter Party: Bank of America)     12/20/11          250         --
The Fund pays quarterly payment of
   0.1113% (0.445% per annum) times
   notional amount of, Darden
   Restaurants Inc. 7.125%, 02/01/16.
   Upon a defined credit event, the
   fund will receive the notional
   amount and deliver the defined
   obligation.
   (Counter Party: Bank of America)     12/20/11          250         --
The Fund pays quarterly payment of
   0.1063% (0.425% per annum) times
   notional amount of, Eastman
   Chemical Co. 7.600%, 02/01/27.
   Upon a defined credit event, the
   fund will receive the notional
   amount and deliver the defined
   obligation.
   (Counter Party: Bank of America)     12/20/11          250         --
The Fund pays quarterly payment of
   0.2950% (1.180% per annum) times
   notional amount of, Gap Inc. The
   9.000%, 12/15/08. Upon a defined
   credit event, the fund will
   receive the notional amount and
   deliver the defined obligation.
   (Counter Party: Bank of America)     12/20/11          250         --
The Fund pays quarterly payment of
   0.0975% (0.390% per annum) times
   notional amount of, Johnson
   Controls Inc. 7.125%,07/15/17.
   Upon a defined credit event, the
   fund will receive the notional
   amount and deliver the defined
   obligation.
   (Counter Party: Bank of America)     12/20/13          250         (1)

--------------------------------------------------------------------------------
42      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
The Fund pays quarterly payment of
   0.1188% (0.475% per annum) times
   notional amount of, Ltd. Brands Inc.
   6.125%, 12/01/12. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: Bank of America)     12/20/11        $ 250       $ --
The Fund pays quarterly payment of
   0.1825% (0.730% per annum) times
   notional amount of, Masco Corp.
   5.875%, 07/15/12. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: Bank of America)     12/20/13          250         (1)
The Fund pays quarterly payment of
   0.0875% (0.350% per annum) times
   notional amount of, MGIC Investment
   Corp. 6.000%,03/15/07. Upon a
   defined credit event, the fund will
   receive the notional amount and
   deliver the defined obligation.
   (Counter Party: Bank of America)     12/20/13          250         (1)
The Fund pays quarterly payment of
   0.1188% (0.475% per annum) times
   notional amount of, MeadWestvaco
   6.850%, 04/01/12. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: Bank of America)     12/20/11          250         --
The Fund pays quarterly payment of
   0.0550% (0.220% per annum) times
   notionalamount of, Nucor Corp.
   4.875%, 10/01/12. Upon a defined
   credit event, the fund will receive
   the notional amount and deliverthe
   defined obligation.
   (Counter Party: Bank of America)     12/20/11          250         --
The Fund pays quarterly payment of
   0.0875%(0.350% per annum) times
   notional amount of, PMI Group Inc.
   The 6.000%, 09/15/16. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: Bank of America)     12/20/13          250         --
The Fund pays quarterly payment of
   0.0875% (0.350% per annum) times
   notionalamount of, Radian Group Inc.
   7.750%,06/01/11. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: Bank of America)     12/20/13          250         --
The Fund pays quarterly payment of
   0.0475% (0.190% per annum) times
   notional amount of, TJX Cos Inc
   7.450%, 12/15/09. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: Bank of America)     12/20/11          250         --
The Fund pays quarterly payment of
   0.1125% (0.450% per annum) times
   notional amount of, Wayerhaeuser Co.
   6.750%, 03/15/12. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: Bank of America)     12/20/11          250         --
The Fund pays quarterly payment of
   0.0850% (0.340% per annum) times
   notional amount of, Agrium Inc.
   8.250%, 02/15/11. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: JPMorgan Chase)      12/20/11          250         --
The Fund pays quarterly payment of
   0.1150% (0.460% per annum) times
   notional amount of, Autotzone Inc
   5.875%, 10/15/12. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: JPMorgan Chase)      12/20/11          250         --
The Fund pays quarterly payment of
   0.1375% (0.550% per annum) times
   notionalamount of, Black & Decker
   Corp. 7.125%,06/01/11. Upon a
   defined credit event, the fund will
   receive the notional amount and
   deliver the defined obligation.
   (Counter Party: JPMorgan Chase)      12/20/11          250         --
The Fund pays quarterly payment of
   0.0650% (0.260% per annum) times
   notionalamount of, Dow Chemical Co.
   The 6.000%, 10/01/12. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: JPMorgan Chase)      12/20/13          250         (1)

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
The Fund pays quarterly payment of
   0.2950% (1.180% per annum) times
   notional amount of, Gap Inc. The
   9.800%, 12/15/08.Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: JPMorgan Chase)      12/20/11        $ 250       $ --
The Fund pays quarterly payment of
   0.0975% (0.390% per annum) times
   notional amount of, Hasbro Inc
   2.750%, 12/01/21. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: JPMorgan Chase)      12/20/11          250         --
The Fund pays quarterly payment of
   0.1925% (0.770% per annum) times
   notional amount of, Jones Apparel
   Group Inc. 5.125%, 11/15/14. Upon a
   defined credit event, the fund will
   receive the notional amount and
   deliver the defined obligation.
   (Counter Party: JPMorgan Chase)      12/20/11          250         --
The Fund pays quarterly payment of
   0.0700% (0.280% per annum) times
   notional amount of, Nordstrom Inc
   6.950%, 03/15/28. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: JPMorgan Chase)      12/20/13          250         --
The Fund pays quarterly payment of
   0.0675% (0.270% per annum) times
   notional amount of, Southwest
   Airlines Co. 6.500%, 03/01/12. Upon
   a defined credit event, the fund
   will receive the notional amount and
   deliver the defined obligation.
   (Counter Party: JPMorgan Chase)      12/20/11          250         --
The Fund pays quarterly payment of
   0.1125% (0.450% per annum) times
   notional amount of, Lubrizol Corp.
   7.250%, 06/15/25. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: JPMorgan Chase)      12/20/11          250         --
The Fund pays quarterly payment of
   0.0875% (0.350% per annum) times
   notional amount of, MGIC Investment
   Corp. 6.000%, 03/15/07. Upon a
   defined credit event, the fund will
   receive the notional amount and
   deliver the defined obligation.
   (Counter Party: JPMorgan Chase)      12/20/13          250         (1)
The Fund pays quarterly payment of
   0.0550% (0.220% per annum) times
   notional amount of, Nucor Corp.
   4.875%, 10/01/12. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: JPMorgan Chase)      12/20/11          250        --
The Fund pays quarterly payment of
   0.0875% (0.350% per annum) times
   notional amount of, PMI Group Inc.
   6.000%, 09/15/16. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: JPMorgan Chase)      12/20/13          250         --
The Fund pays quarterly payment of
   0.0500% (0.200% per annum) times
   notional amount of, PPG Industries
   Inc 7.050%, 08/15/09. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party:  JPMorgan Chase)     12/20/11          250         --
The Fund pays quarterly payment of
   0.0975% (0.390% per annum) times
   notional amount of, Radian Group Inc
   7.750%06/01/11. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: JPMorgan Chase)      12/20/13          250         --
The Fund pays quarterly payment of
   0.0845% (0.340% per annum) times
   notional amount of, Whirlpool Corp.
   7.750%, 07/15/16. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: JPMorgan Chase)      12/20/11          250         --
The Fund pays quarterly payment of
   0.0700% (0.280% per annum) times
   notional amount of, Nordstrom Inc.
   6.950%, 03/15/28. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: Merrill Lynch)       12/20/13          250         --
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      43

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Diversified Alpha Fund (Concluded)

November 30, 2006
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
The Fund pays quarterly payment of
   0.0325% (0.130% per annum) times
   notional amount of, Lowe's Cos Inc.
   8.250%, 06/01/10. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: Merrill Lynch)       12/20/11        $ 250         $ --
The Fund pays quarterly payment of
   0.0675% (0.270% per annum) times
   notional amount of, Southwest
   Airlines Co. 6.500%, 03/01/12. Upon
   a defined credit event, the fund
   will receive the notional amount and
   deliver the defined obligation.
   (Counter Party: Merrill Lynch)       12/20/11          250           --
The Fund pays quarterly payment of
   0.1125% (0.450% per annum) times
   notional amount of, Lubrizol Corp.
   7.250%, 06/15/25. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: Merrill Lynch)       12/20/11          250           --
The Fund pays quarterly payment of
   0.2250%(0.900% per annum) times
   notionalamount of, MDZ Holdings Inc
   5.500%, 05/15/13. Upon a defined
   credit event, the fund will receive
   the notional amount and deliver the
   defined obligation.
   (Counter Party: Merrill Lynch)       12/20/11          250           --
The Fund pays quarterly payment of
   0.1725% (0.690% per annum) times
   notional amount of, RR Donnelley &
   Sons Co. 4.950%, 04/01/14. Upon a
   defined credit event, the fund will
   receive the notional amount and
   deliver the defined obligation.
   (Counter Party: Merrill Lynch)       12/20/11          250           --
The Fund receives quarterly payment of
   0.1000% (0.400% per annum) times
   notional amount of, CDX.NA.IG Series
   7 index. Upon a defined credit
   event, the fund will receive the
   notional amount and deliver the
   defined obligation.
   (Counter Party: Bank of America)     12/20/11        4,600           10
The Fund receives quarterly payment of
   0.1000% (0.400% per annum) times
   notional amount of, CDX.NA.IG Series
   7 index. Upon a defined credit
   event, the fund will receive the
   notional amount and deliver the
   defined obligation.
   (Counter Party: Merrill Lynch)         12/20/11        4,600         10
                                                                      ----
                                                                      $ 15
                                                                      ====

Percentages are based on Net Assets of $363,764 ($ Thousands)
* Non-income producing security.
** Rate shown is the 7-day effective yield as of November 30, 2006.
+ Real Estate Investments Trust
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts and written options.
(B) All or a portion of this security is held as collateral for securities sold short.
(C) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2006.
(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(F) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2006. The coupon on a step bond changes on a specified date.
ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl -- Class

--------------------------------------------------------------------------------

DESCRIPTION
--------------------------------------------------------------------------------
CMO -- Collateralized Mortgage Obligation
EXL -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GMNA -- Government National Mortgage Association
IO -- Interest Only
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA -- To Be Announced
Amounts designated as "--" are $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
44      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Index Fund

November 30, 2006
--------------------------------------------------------------------------------
[Bar Chart Omitted]
Plot points as follows:

SECTOR WEIGHTINGS++:
24.0% Financials
14.0% Information Technology
11.0% Health Care
10.2% Consumer Discretionary
 9.7% Industrials
 8.4% Energy
 7.7% Consumer Staples
 3.5% Utilities
 3.2% Short-Term Investments
 3.1% Telecommunication Services
 2.9% Materials
 0.7% Commercial Paper
 0.5% Asset-Backed Securities
 0.4% Master Note
 0.3% Certificate of Deposit
 0.2% Collaterized Debt Obligations
 0.2% U.S. Treasury Obligation
++Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.7%
CONSUMER DISCRETIONARY -- 11.1%
   Abercrombie & Fitch, Cl A           2,402        $    162
   Advance Auto Parts                  2,808             100
   Amazon.com (B)*                     7,989             322
   American Eagle Outfitters           3,114             141
   AnnTaylor Stores*                   1,847              64
   Apollo Group, Cl A (B)*             3,664             142
   Autoliv                             2,218             130
   Autonation*                         4,132              85
   Autozone*                           1,407             160
   Barnes & Noble                      1,138              46
   Beazer Homes USA                    1,037              47
   Bed Bath & Beyond*                  7,415             287
   Best Buy                           10,347             569
   Black & Decker                      2,068             178
   BorgWarner                          1,441              83
   Boyd Gaming                         1,051              44
   Brinker International               2,322             106
   Brunswick                           2,533              82
   Cablevision Systems, Cl A (B)       5,442             151
   Career Education*                   2,459              62
   Carmax*                             2,680             124
   CBS, Cl B                          17,369             517
   Centex                              3,056             169
   Cheesecake Factory*                 2,046              57
   Chico's FAS*                        4,616             110
   Choice Hotels International           884              40
   Circuit City Stores                 4,985             124
   Claire's Stores                     2,327              74
   Clear Channel Communications       13,235             465
   Clear Channel Outdoor Holdings,
      Cl A*                              700              18
   Coach*                              9,967             431
   Coldwater Creek*                    1,700              43
   Comcast, Cl A (B)*                 50,817           2,056
   CTC Media                           1,100              25

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Darden Restaurants                  3,922        $    157
   Dick's Sporting Goods (B)*            829              44
   Dillard's, Cl A (B)                 1,675              60
   DIRECTV Group (B)*                 21,158             481
   Discovery Holding, Cl A*            7,242             111
   Dollar General                      7,831             122
   Dollar Tree Stores*                 2,553              77
   Dow Jones (B)                       1,377              50
   DR Horton                           7,968             212
   DreamWorks Animation SKG, Cl A*       934              27
   E.W. Scripps, Cl A                  2,072             101
   Eastman Kodak (B)                   7,767             202
   EchoStar Communications,
      Cl A (B)*                        5,262             189
   Expedia*                            5,551             101
   Family Dollar Stores                4,262             119
   Federated Department Stores        14,530             612
   Foot Locker                         3,769              86
   Ford Motor                         48,024             390
   Fortune Brands                      3,820             309
   GameStop, Cl A (B)*                 1,800             101
   Gannett                             6,259             372
   Gap                                14,559             273
   General Motors (B)                 12,581             368
   Gentex                              3,932              65
   Genuine Parts                       4,471             210
   Getty Images*                       1,519              66
   Goodyear Tire & Rubber (B)*         4,352              73
   H&R Block                           8,525             205
   Hanesbrands                         2,643              64
   Harley-Davidson (B)                 6,903             509
   Harman International Industries     1,768             184
   Harrah's Entertainment              4,875             384
   Harte-Hanks                         1,489              39
   Hasbro                              4,467             119
   Hearst-Argyle Television              863              22
   Hilton Hotels                      10,024             329
   Home Depot                         55,215           2,096
   IAC/InterActive (B)*                4,364             159
   Idearc                              3,955             109
   International Game Technology       8,743             383
   International Speedway, Cl A          912              47
   Interpublic Group (B)*             11,275             135
   ITT Educational Services (B)*       1,221              84
   Jarden (B)*                         1,300              48
   JC Penney                           6,151             476
   John Wiley & Sons, Cl A             1,242              49
   Johnson Controls                    5,015             408
   Jones Apparel Group                 3,053             103
   KB Home                             2,080             107
   Kohl's*                             8,519             593
   Lamar Advertising, Cl A (B)*        2,140             129
   Las Vegas Sands*                    3,693             338
   Laureate Education (B)*             1,231              64

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      45

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Leggett & Platt                     4,519        $    107
   Lennar, Cl A (B)                    3,530             185
   Liberty Global, Cl A*              11,796             318
   Liberty Media Holding-Capital,
      Ser A*                           3,689             324
   Liberty Media Holding-
      Interactive, Cl A*              18,447             420
   Limited Brands                      8,757             277
   Liz Claiborne                       2,661             114
   Lowe's                             40,410           1,219
   Marriott International, Cl A        8,950             404
   Mattel                             10,442             229
   McClatchy, Cl A                     1,417              59
   McDonald's                         31,980           1,342
   McGraw-Hill                         9,439             629
   MDC Holdings                          816              47
   Meredith                              758              41
   MGM Mirage                          2,992             161
   Mohawk Industries (B)*              1,366             106
   New York Times, Cl A (B)            3,524              85
   Newell Rubbermaid                   7,365             210
   News, Cl A (B)*                    59,885           1,234
   Nike, Cl B                          5,124             507
   Nordstrom                           6,012             295
   NTL                                 7,620             184
   Nutri/System (B)*                     900              62
   NVR*                                  124              74
   O'Reilly Automotive (B)*            2,740              87
   Office Depot*                       7,389             280
   OfficeMax                           1,974              93
   Omnicom Group                       4,522             462
   OSI Restaurant Partners             1,602              63
   Panera Bread, Cl A*                   662              38
   Penn National Gaming*               1,689              62
   PetSmart                            3,773             112
   Polo Ralph Lauren                   1,480             116
   Pool (B)                            1,292              53
   Pulte Homes                         5,418             183
   R.H. Donnelley                      1,261              78
   RadioShack*                         3,171              56
   Regal Entertainment Group,
      Cl A (B)                         1,188              25
   Ross Stores                         3,471             108
   Ryland Group                        1,075              57
   Saks                                3,306              68
   Sally Beauty Holdings*              1,887              17
   Scientific Games, Cl A*             1,466              43
   Sears Holdings (B)*                 2,228             382
   Service International               6,994              69
   ServiceMaster                       6,982              90
   Sherwin-Williams                    3,037             190
   Sirius Satellite Radio (B)*        38,952             166
   Snap-On                             1,491              71
   Standard-Pacific                    1,539              39
   Stanley Works                       2,109             108

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Staples                            18,864        $    480
   Starbucks (B)*                     19,906             702
   Starwood Hotels & Resorts
      Worldwide                        5,584             358
   Station Casinos (B)                 1,219              83
   Target                             22,585           1,312
   Thor Industries                     1,000              45
   Tiffany (B)                         3,825             147
   Tim Hortons                         4,986             154
   Time Warner                       103,937           2,093
   TJX                                12,054             330
   Toll Brothers (B)*                  3,351             108
   Tractor Supply*                     1,000              48
   Tribune                             4,900             156
   TRW Automotive Holdings*              993              25
   United Auto Group                   1,200              28
   Univision Communications, Cl A*     5,611             200
   Urban Outfitters*                   2,720              61
   VF                                  2,417             189
   Viacom, Cl B*                      16,469             618
   Walt Disney                        57,184           1,890
   Warner Music Group                  2,562              65
   Washington Post, Cl B                 128              94
   Weight Watchers International       1,062              52
   Wendy's International               3,313             108
   Whirlpool                           1,887             161
   Williams-Sonoma                     2,662              84
   Wyndham Worldwide*                  5,068             161
   Wynn Resorts (B)                    1,196             105
   XM Satellite Radio Holdings,
      Cl A (B)*                        7,837             113
   Yum! Brands                         7,124             436
                                                    --------
                                                      41,530
                                                    --------
CONSUMER STAPLES -- 8.4%
   Alberto-Culver                      1,887              38
   Altria Group                       54,468           4,587
   Anheuser-Busch                     20,079             954
   Archer-Daniels-Midland             16,979             596
   Avon Products                      11,806             385
   BJ's Wholesale Club*                1,872              60
   Brown-Forman, Cl B                  1,675             116
   Campbell Soup                       6,178             235
   Church & Dwight                     1,632              68
   Clorox                              3,903             250
   Coca-Cola                          53,120           2,488
   Coca-Cola Enterprises               7,715             158
   Colgate-Palmolive                  13,375             870
   ConAgra Foods                      13,386             344
   Constellation Brands, Cl A*         5,131             144
   Corn Products International         2,100              76
   Costco Wholesale                   12,181             637
   CVS (B)                            21,546             620
   Dean Foods*                         3,787             162

--------------------------------------------------------------------------------
46      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Del Monte Foods                     5,258        $     59
   Energizer Holdings (B)*             1,441              95
   Estee Lauder, Cl A                  3,154             130
   General Mills                       9,396             526
   Hansen Natural*                     1,600              45
   Hershey                             4,598             244
   HJ Heinz                            8,837             393
   Hormel Foods                        1,939              73
   JM Smucker                          1,355              65
   Kellogg                             6,303             314
   Kimberly-Clark                     11,918             792
   Kraft Foods, Cl A (B)               5,340             187
   Kroger                             18,673             401
   Loews - Carolina                    2,393             149
   McCormick                           3,593             139
   Molson Coors Brewing, Cl B          1,231              88
   Pepsi Bottling Group                3,682             115
   PepsiAmericas                       1,494              31
   PepsiCo                            43,137           2,673
   Procter & Gamble                   85,677           5,380
   Reynolds American (B)               4,610             296
   Rite Aid*                          13,001              62
   Safeway                            11,820             364
   Sara Lee                           19,951             331
   Smithfield Foods (B)*               2,775              73
   Supervalu                           5,189             178
   Sysco (B)                          16,348             586
   Tyson Foods, Cl A                   5,465              87
   UST (B)                             4,169             233
   Wal-Mart Stores                    64,179           2,959
   Walgreen                           26,225           1,062
   Whole Foods Market (B)              3,852             188
   WM Wrigley Jr.                      6,200             325
                                                    --------
                                                      31,431
                                                    --------
ENERGY -- 9.0%
   Anadarko Petroleum                 11,840             584
   Apache                              8,759             613
   Arch Coal                           3,912             140
   Baker Hughes                        9,001             661
   BJ Services                         7,788             263
   Cabot Oil & Gas                     1,400              87
   Cameron International*              3,022             164
   Cheniere Energy*                    1,500              46
   Chesapeake Energy (B)               9,966             339
   Chevron                            57,802           4,180
   Cimarex Energy                      2,300              86
   CNX Gas*                              500              14
   ConocoPhillips                     43,076           2,899
   Consol Energy                       4,744             174
   Denbury Resources (B)*              2,824              83
   Devon Energy                       11,613             852

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Diamond Offshore Drilling (B)       1,509        $    117
   Dresser-Rand Group*                   734              18
   El Paso                            17,803             260
   ENSCO International                 4,123             214
   EOG Resources                       6,345             448
   Exxon Mobil                       157,612          12,106
   FMC Technologies*                   1,780             107
   Forest Oil*                         1,314              47
   Foundation Coal Holdings            1,300              48
   Frontier Oil                        3,000              95
   Global Industries*                  2,500              36
   Grant Prideco*                      3,427             150
   Halliburton                        26,812             905
   Helix Energy Solutions Group*       2,200              81
   Helmerich & Payne                   2,550              68
   Hess (B)                            6,312             317
   Holly                               1,300              70
   Kinder Morgan                       2,797             294
   Marathon Oil                        9,588             905
   Massey Energy                       1,961              54
   Murphy Oil                          4,854             263
   National Oilwell Varco*             4,692             312
   Newfield Exploration*               3,299             164
   Noble Energy                        4,662             249
   Occidental Petroleum               22,254           1,120
   Oceaneering International*          1,500              65
   Overseas Shipholding Group            727              42
   Patterson-UTI Energy                4,432             123
   Peabody Energy                      6,974             321
   Pioneer Natural Resources           3,544             154
   Plains Exploration & Production*    1,947              92
   Pogo Producing                      1,470              78
   Pride International*                4,129             133
   Quicksilver Resources (B)*          1,401              59
   Range Resources                     3,439             107
   Rowan                               2,686              97
   SEACOR Holdings*                      600              56
   Smith International (B)             5,731             243
   Southwestern Energy*                4,488             189
   St. Mary Land & Exploration         1,600              64
   Sunoco                              3,456             236
   Superior Energy Services*           2,200              72
   Tesoro                              1,773             125
   Tetra Technologies*                 2,000              52
   Tidewater                           1,570              87
   Todco*                              1,700              68
   Unit*                               1,127              58
   Valero Energy                      16,236             894
   W&T Offshore                          400              14
   Williams                           15,646             434
   XTO Energy                          9,411             476
                                                    --------
                                                      33,972
                                                    --------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      47

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 21.4%
   A.G. Edwards                        2,057        $    119
   Affiliated Managers Group (B)*        833              85
   Aflac                              12,956             572
   Alleghany (B)*                        130              45
   Allied Capital (B)                  3,464             106
   Allstate                           16,525           1,049
   AMB Property+                       2,244             137
   AMBAC Financial Group               2,768             237
   American Capital Strategies (B)     3,621             164
   American Express                   28,234           1,658
   American Financial Group            1,343              70
   American International Group       57,476           4,042
   American National Insurance           422              48
   AmeriCredit (B)*                    3,572              84
   Ameriprise Financial                5,600             303
   Annaly Capital Management+          5,211              73
   AON                                 8,150             291
   Apartment Investment &
      Management, Cl A+                2,484             143
   Archstone-Smith Trust+              5,540             332
   Arthur J Gallagher                  2,304              67
   Associated Banc                     3,384             112
   Assurant                            3,293             181
   Astoria Financial                   2,314              69
   AvalonBay Communities+ (B)          1,989             265
   BancorpSouth                        2,200              57
   Bank of America                   119,123           6,415
   Bank of Hawaii                      1,382              71
   Bank of New York                   19,752             702
   BB&T                               14,106             607
   Bear Stearns                        3,074             469
   BlackRock, Cl A                       485              70
   BOK Financial                         475              26
   Boston Properties+                  2,984             349
   Brandywine Realty Trust+ (B)        2,500              88
   BRE Properties, Cl A+               1,320              85
   Brown & Brown                       2,824              82
   Camden Property Trust+              1,447             115
   Capital One Financial (B)           7,951             619
   CapitalSource+ (B)                  2,582              70
   Capitol Federal Financial             527              20
   CB Richard Ellis Group, Cl A*       5,117             169
   CBL & Associates Properties+        1,906              82
   CBOT Holdings, Cl A*                1,400             223
   Charles Schwab                     27,585             506
   Chicago Mercantile Exchange
      Holdings                           905             485
   Chubb                              10,718             555
   Cincinnati Financial                3,986             177
   CIT Group                           5,124             267
   Citigroup                         129,445           6,419
   City National                       1,038              70
   CNA Financial*                        700              27

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Colonial BancGroup                  3,954        $     96
   Colonial Properties Trust+          1,300              64
   Comerica                            4,253             248
   Commerce Bancorp                    4,854             169
   Commerce Bancshares                 1,715              83
   Compass Bancshares                  3,337             191
   Conseco*                            3,877              77
   Countrywide Financial (B)          16,075             639
   Cullen/Frost Bankers                1,368              75
   Developers Diversified
      Realty+ (B)                      2,953             191
   Duke Realty+                        3,409             148
   E*Trade Financial*                 11,138             268
   East West Bancorp                   1,488              53
   Eaton Vance                         2,810              90
   Equity Office Properties
      Trust+ (B)                       9,594             462
   Equity Residential+ (B)             7,787             415
   Erie Indemnity, Cl A                1,119              63
   Essex Property Trust+                 569              75
   Fannie Mae                         25,233           1,439
   Federal Realty Investment
      Trust+                           1,296             110
   Federated Investors, Cl B           2,158              72
   Fidelity National Title Group,
      Cl A                             5,904             134
   Fifth Third Bancorp                12,682             500
   First American                      2,484              96
   First Citizens Bancshares, Cl A       200              40
   First Horizon National (B)          3,229             129
   First Marblehead (B)                  799              60
   Forest City Enterprises, Cl A       1,742             101
   Franklin Resources                  4,403             470
   Freddie Mac                        18,007           1,209
   Fulton Financial                    4,195              68
   General Growth Properties+          4,440             244
   Genworth Financial, Cl A           11,992             393
   Global Signal+                        308              17
   Goldman Sachs Group                 9,975           1,943
   Hanover Insurance Group             1,293              61
   Hartford Financial Services
      Group                            8,010             687
   HCC Insurance Holdings              2,841              86
   Health Care Property
      Investors+ (B)                   3,474             126
   Health Care+                        1,383              58
   Hospitality Properties Trust+       1,766              89
   Host Hotels & Resorts+ (B)         13,600             343
   HRPT Properties Trust+              5,102              64
   Hudson City Bancorp                15,428             205
   Huntington Bancshares               6,189             150
   IndyMac Bancorp                     1,599              73
   IntercontinentalExchange*             500              49
   Investment Technology Group*        1,200              45
   Investors Financial Services        1,755              70
   iStar Financial+                    2,895             135
   Janus Capital Group (B)             5,665             115
   Jefferies Group                     2,914              84
   Jones Lang LaSalle*                 1,000              91

--------------------------------------------------------------------------------
48      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Chase                     90,722        $  4,199
   Keycorp                            10,595             382
   Kilroy Realty+                        900              74
   Kimco Realty+                       5,644             262
   Legg Mason                          3,281             313
   Lehman Brothers Holdings           13,894           1,024
   Leucadia National (B)               4,220             116
   Liberty Property Trust+ (B)         2,306             118
   Lincoln National                    7,388             470
   Loews                              11,418             456
   M&T Bank                            1,983             235
   Macerich+                           1,868             160
   Mack-Cali Realty+                   1,598              87
   Markel*                               250             112
   Marsh & McLennan                   14,165             445
   Marshall & Ilsley                   6,660             305
   MBIA                                3,559             248
   Mellon Financial                   10,863             437
   Mercantile Bankshares               3,148             144
   Mercury General                       696              37
   Merrill Lynch                      24,049           2,103
   Metlife                            12,038             707
   MGIC Investment                     2,315             134
   Moody's                             6,427             447
   Morgan Stanley                     27,878           2,123
   Nasdaq Stock Market*                2,600             104
   National City (B)                  15,176             548
   Nationwide Financial Services,
      Cl A                             1,461              76
   Nelnet, Cl A*                         363              10
   New Century Financial+ (B)          1,221              44
   New Plan Excel Realty Trust+        2,695              77
   New York Community Bancorp (B)      8,172             132
   North Fork Bancorporation          12,932             363
   Northern Trust                      5,705             325
   Nuveen Investments, Cl A            1,948              97
   NYSE Group (B)*                     4,100             410
   Old Republic International          5,890             133
   Peoples Bank                        1,588              71
   Philadelphia Consolidated
      Holding*                         1,248              56
   Plum Creek Timber+                  5,021             187
   PMI Group                           2,343             101
   PNC Financial Services Group        7,686             543
   Popular                             7,230             128
   Principal Financial Group           7,318             423
   Progressive                        20,580             464
   Prologis+                           6,288             410
   Protective Life                     1,809              85
   Prudential Financial               12,763           1,040
   Public Storage+                     3,168             305
   Radian Group                        2,198             117
   Raymond James Financial             2,421              76
   Rayonier+                           1,903              79
   Realogy*                            5,874             153

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Reckson Associates Realty+          2,092        $    101
   Regency Centers+                    1,708             135
   Regions Financial                  19,287             707
   Reinsurance Group of America          799              44
   Safeco                              3,035             184
   SEI (H)                             1,521              89
   Simon Property Group+               5,852             597
   Sky Financial Group                 2,865              71
   SL Green Realty+                    1,151             156
   SLM                                10,914             500
   South Financial Group               1,800              47
   Sovereign Bancorp (B)              10,558             264
   St. Joe (B)                         1,861             104
   St. Paul Travelers                 18,044             935
   Stancorp Financial Group            1,442              65
   State Street                        8,804             547
   Student Loan                          102              21
   SunTrust Banks                      9,446             771
   Synovus Financial                   6,872             206
   T Rowe Price Group                  7,080             307
   Taubman Centers+                    1,500              74
   TCF Financial                       3,201              84
   TD Ameritrade Holding               8,645             152
   TD Banknorth                        2,528              81
   Thornburg Mortgage+ (B)             3,341              84
   Torchmark                           2,650             168
   Transatlantic Holdings                655              41
   UnionBanCal                         1,397              80
   United Dominion Realty Trust+       3,319             111
   Unitrin                             1,260              62
   UnumProvident (B)                   8,905             182
   US Bancorp                         46,343           1,559
   Valley National Bancorp             2,865              74
   Ventas+                             2,544              99
   Vornado Realty Trust+               3,110             392
   Wachovia                           49,164           2,664
   Washington Federal                  2,263              53
   Washington Mutual (B)              25,027           1,093
   Webster Financial                   1,346              64
   Weingarten Realty Investors+ (B)    2,067              99
   Wells Fargo                        87,686           3,090
   Wesco Financial                        41              20
   Whitney Holding                     1,557              50
   Wilmington Trust                    1,692              70
   WR Berkley                          4,214             148
   Zions Bancorporation                2,802             219
                                                    --------
                                                      80,399
                                                    --------
HEALTH CARE -- 11.9%
   Abbott Laboratories                39,776           1,856
   Abraxis BioScience*                   563              15
   Advanced Medical Optics*            1,627              57
   Aetna                              14,734             609

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      49

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Allergan                            3,948          $  460
   AmerisourceBergen                   5,462             251
   Amgen*                             30,767           2,184
   Amylin Pharmaceuticals (B)*         3,000             120
   Applera - Applied Biosystems
      Group                            4,694             171
   Barr Pharmaceuticals*               2,682             137
   Bausch & Lomb                       1,330              64
   Baxter International               16,975             759
   Beckman Coulter                     1,512              90
   Becton Dickinson                    6,544             469
   Biogen Idec*                        9,114             476
   Biomet                              6,690             253
   Boston Scientific*                 31,839             504
   Bristol-Myers Squibb (B)           51,213           1,272
   Brookdale Senior Living               700              32
   C.R. Bard                           2,685             221
   Cardinal Health                    11,029             713
   Caremark Rx                        11,620             550
   Celgene*                            9,192             512
   Cephalon (B)*                       1,648             123
   Cerner*                             1,574              76
   Charles River Laboratories
      International*                   1,843              77
   Cigna                               2,885             364
   Community Health Systems*           2,362              83
   Cooper                              1,104              60
   Covance*                            1,336              80
   Coventry Health Care*               4,162             200
   Cytyc*                              2,903              76
   Dade Behring Holdings               2,242              85
   DaVita*                             2,708             144
   Dentsply International              3,998             128
   Edwards Lifesciences*               1,507              69
   Eli Lilly                          25,561           1,370
   Emdeon (B)*                         6,956              82
   Endo Pharmaceuticals Holdings*      3,697             100
   Express Scripts*                    2,961             202
   Forest Laboratories*                8,673             422
   Gen-Probe*                          1,327              65
   Genentech (B)*                     12,085             988
   Genzyme*                            6,853             441
   Gilead Sciences*                   11,775             776
   Health Management Associates,
      Cl A                             6,222             128
   Health Net*                         3,002             139
   Henry Schein*                       2,284             118
   Hillenbrand Industries              1,524              88
   Hospira*                            4,081             134
   Humana*                             4,375             237
   Idexx Laboratories*                   826              70
   ImClone Systems (B)*                1,728              52
   IMS Health                          5,061             139
   Intuitive Surgical (B)*             1,000             102
   Invitrogen (B)*                     1,290              71
   Johnson & Johnson                  77,309           5,095
   Kinetic Concepts*                   1,213              44

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   King Pharmaceuticals*               6,226        $    103
   Kos Pharmaceuticals*                  304              24
   Laboratory of America Holdings (B)  3,211             227
   LifePoint Hospitals*                1,376              48
   Lincare Holdings*                   2,327              88
   Manor Care                          1,994              95
   McKesson                            8,066             398
   Medco Health Solutions              8,010             402
   Medimmune (B)*                      6,294             206
   Medtronic                          31,485           1,641
   Merck                              56,940           2,534
   Millennium Pharmaceuticals*         7,816              88
   Millipore*                          1,486             102
   Mylan Laboratories                  5,419             110
   Omnicare                            3,131             124
   Patterson (B)*                      3,583             133
   PDL BioPharma*                      2,731              62
   Pediatrix Medical Group*            1,400              67
   PerkinElmer                         3,334              72
   Pfizer                            191,255           5,258
   Pharmaceutical Product
      Development                      2,484              78
   Quest Diagnostics                   4,144             220
   Resmed*                             2,155             108
   Respironics*                        1,840              66
   Schering-Plough                    38,409             845
   Sepracor (B)*                       2,861             160
   Sierra Health Services*             1,734              61
   St. Jude Medical*                   9,446             352
   Stryker                             7,904             410
   Techne*                               941              51
   Tenet Healthcare (B)*              11,494              81
   Thermo Electron (B)*               10,825             474
   Triad Hospitals*                    2,163              92
   UnitedHealth Group                 35,129           1,724
   Universal Health Services, Cl B     1,088              60
   Varian Medical Systems (B)*         3,530             174
   VCA Antech*                         2,039              66
   Vertex Pharmaceuticals*             3,100             137
   Waters*                             2,772             139
   Watson Pharmaceuticals*             2,518              65
   WellCare Health Plans*                900              58
   WellPoint*                         16,631           1,258
   Wyeth                              35,040           1,692
   Zimmer Holdings*                    6,525             476
                                                    --------
                                                      44,832
                                                    --------
INDUSTRIALS -- 10.4%
   3M                                 19,646           1,600
   Adesa                               2,372              63
   AGCO (B)*                           2,500              78
   Alexander & Baldwin                 1,082              48
   Alliant Techsystems*                  936              72

--------------------------------------------------------------------------------
50      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Allied Waste Industries (B)*        6,933        $     88
   American Power Conversion           4,451             135
   American Standard                   4,572             205
   Ametek                              2,648              86
   AMR*                                5,486             175
   Aramark, Cl B                       3,288             110
   Armor Holdings*                       800              45
   Avery Dennison                      2,610             176
   Avis Budget Group                   2,784              57
   Boeing                             20,791           1,841
   Brink's                             1,300              73
   Burlington Northern Santa Fe        9,498             714
   Carlisle                              833              68
   Caterpillar                        17,388           1,079
   CH Robinson Worldwide               4,486             197
   ChoicePoint*                        2,297              84
   Cintas                              3,657             154
   Con-way                             1,323              61
   Continental Airlines, Cl B (B)*     2,400              98
   Copart*                             1,813              55
   Corporate Executive Board           1,096             104
   Corrections of America*             1,650              75
   Covanta Holding*                    3,200              71
   Crane                               1,500              57
   CSX                                11,432             410
   Cummins                             1,378             165
   Danaher (B)                         6,151             450
   Deere                               6,209             596
   Donaldson                           1,972              69
   Dover                               5,457             274
   DRS Technologies                    1,100              55
   Dun & Bradstreet*                   1,656             136
   Eaton                               3,826             295
   Emerson Electric                   10,660             924
   Equifax                             3,456             131
   Expeditors International
      Washington                       5,748             260
   Fastenal                            3,262             117
   FedEx                               7,944             917
   Flowserve*                          1,600              86
   Fluor                               2,304             201
   Gardner Denver*                     1,500              57
   GATX                                1,300              60
   General Dynamics                   10,472             784
   General Electric                  270,923           9,558
   Goodrich                            3,192             144
   Graco                               1,824              76
   Harsco                              1,035              81
   HNI                                 1,322              62
   Honeywell International            21,490             924
   Hubbell, Cl B                       1,592              83
   IDEX                                1,262              61
   Illinois Tool Works                13,180             622
   ITT Industries                      4,702             254

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Jacobs Engineering Group*           1,451        $    122
   JB Hunt Transport Services          2,972              65
   JLG Industries                      3,000              84
   Joy Global                          3,133             138
   Kansas City Southern (B)*           2,100              57
   Kennametal                          1,100              67
   Kirby*                              1,500              54
   L-3 Communications Holdings         3,177             261
   Laidlaw International*              2,505              73
   Landstar System                     1,465              66
   Lennox International                1,700              50
   Lincoln Electric Holdings           1,200              73
   Lockheed Martin                     9,529             862
   Manitowoc                           1,700             102
   Manpower                            2,284             162
   Masco (B)                          10,709             307
   Monster Worldwide*                  3,118             136
   MSC Industrial Direct, Cl A         1,120              44
   Norfolk Southern                   10,733             529
   Northrop Grumman                    8,878             594
   Oshkosh Truck                       1,759              84
   Paccar                              6,580             430
   Pall                                3,145              99
   Parker Hannifin                     3,103             259
   Pentair                             2,461              78
   Pitney Bowes                        5,785             267
   Precision Castparts                 3,546             268
   Quanta Services*                    3,400              62
   Raytheon                           11,568             590
   Republic Services                   3,349             139
   Robert Half International           4,176             161
   Rockwell Automation                 4,504             293
   Rockwell Collins                    4,362             263
   Roper Industries                    2,200             113
   RR Donnelley & Sons                 5,677             200
   Ryder System                        1,506              79
   Shaw Group*                         2,200              66
   Southwest Airlines                 21,320             335
   SPX                                 1,511              92
   Steelcase, Cl A                     1,475              26
   Stericycle*                         1,113              81
   Swift Transportation*                 996              28
   Teleflex                              940              61
   Terex (B)*                          2,748             154
   Textron                             3,461             337
   Thomas & Betts*                     1,467              76
   Timken                              1,960              58
   Toro                                1,060              48
   Trinity Industries                  2,200              83
   UAL*                                2,700             110
   Union Pacific                       7,108             643
   United Parcel Service, Cl B        16,741           1,304
   United Rentals*                     1,800              45

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      51

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   United Technologies                26,366        $  1,701
   URS*                                1,400              62
   US Airways Group (B)*               1,700              96
   USG (B)*                            2,098             117
   Walter Industries (B)               1,200              58
   Waste Management                   14,094             516
   WESCO International*                1,300              87
   WW Grainger                         2,081             151
   YRC Worldwide*                      1,308              51
                                                    --------
                                                      39,138
                                                    --------
INFORMATION TECHNOLOGY -- 15.1%
   Activision (B)*                     6,878             117
   Acxiom                              2,400              60
   ADC Telecommunications*             2,967              41
   Adobe Systems*                     15,502             622
   Advanced Micro Devices*            12,634             273
   Affiliated Computer Services,
      Cl A*                            2,947             149
   Agere Systems*                      4,614              83
   Agilent Technologies*              10,964             349
   Akamai Technologies (B)*            4,118             201
   Alliance Data Systems (B)*          2,112             137
   Altera*                             9,073             180
   Amphenol, Cl A                      2,246             153
   Analog Devices                      9,712             316
   Apple Computer*                    22,123           2,028
   Applied Materials                  36,455             655
   Arrow Electronics*                  2,989              95
   Atmel*                             12,000              61
   Autodesk*                           5,937             244
   Automatic Data Processing          14,992             723
   Avaya*                             12,515             160
   Avnet*                              3,010              75
   AVX                                 1,424              22
   BEA Systems*                        9,807             135
   BMC Software (B)*                   5,789             189
   Broadcom, Cl A*                    11,968             393
   CA (B)                             11,238             244
   Cadence Design Systems*             7,263             134
   CDW (B)                             1,422             100
   Ceridian*                           3,775              93
   CheckFree*                          2,072              87
   Ciena*                              2,314              58
   Cisco Systems*                    159,327           4,283
   Citrix Systems*                     4,587             132
   Cognizant Technology Solutions,
      Cl A*                            3,644             297
   Computer Sciences*                  4,464             233
   Compuware*                         10,351              87
   Comverse Technology*                5,014              98
   Convergys*                          3,669              89
   Corning*                           40,358             870
   Cree (B)*                           1,922              38

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cypress Semiconductor*              3,900        $     68
   Dell*                              60,143           1,638
   Diebold                             1,629              75
   Dolby Laboratories, Cl A*             843              24
   DST Systems*                        1,395              87
   eBay*                              30,611             990
   Electronic Arts*                    7,965             445
   Electronic Data Systems            13,342             362
   EMC*                               61,364             804
   F5 Networks*                          919              69
   Factset Research Systems            1,200              63
   Fair Isaac                          1,626              68
   Fairchild Semiconductor
      International*                   3,400              56
   Fidelity National Information
      Services                         4,828             193
   First Data                         20,328             513
   Fiserv*                             4,469             228
   Freescale Semiconductor, Cl B*     10,702             427
   Global Payments                     1,634              75
   Google, Cl A*                       5,408           2,622
   Harris                              3,589             151
   Hewitt Associates, Cl A*            1,063              27
   Hewlett-Packard                    73,101           2,885
   Ingram Micro, Cl A*                 3,223              66
   Integrated Device Technology*       5,600              92
   Intel                             151,758           3,240
   International Business Machines    40,498           3,723
   International Rectifier*            1,755              70
   Intersil, Cl A                      3,861              96
   Intuit*                             9,086             286
   Iron Mountain*                      2,909             125
   Jabil Circuit*                      4,874             138
   JDS Uniphase (B)*                   5,140              95
   Juniper Networks (B)*              14,825             316
   Kla-Tencor                          5,109             264
   Lam Research*                       3,591             189
   Lexmark International, Cl A (B)*    2,686             185
   Linear Technology                   7,857             253
   LSI Logic*                         10,182             109
   Mastercard, Cl A (B)                1,700             173
   Maxim Integrated Products           8,324             262
   McAfee*                             4,373             128
   MEMC Electronic Materials*          3,638             145
   Mettler Toledo International*       1,136              88
   Microchip Technology                5,622             192
   Micron Technology                  19,416             283
   Microsoft                         231,100           6,778
   Molex                               3,570             114
   MoneyGram International             2,400              73
   Motorola                           64,334           1,426
   National Instruments                1,436              42
   National Semiconductor              8,656             209
   NAVTEQ (B)*                         2,269              81

--------------------------------------------------------------------------------
52      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   NCR*                                4,789        $    206
   Network Appliance (B)*              9,955             390
   Novell*                             8,426              53
   Novellus Systems (B)*               3,077              96
   Nvidia*                             9,304             344
   Oracle*                           103,567           1,971
   Paychex                             8,807             347
   PMC - Sierra (B)*                   5,800              44
   QLogic*                             4,180              93
   Qualcomm                           43,650           1,597
   Rambus*                             2,500              56
   Red Hat (B)*                        5,327              93
   Sabre Holdings, Cl A                3,351              92
   Salesforce.com*                     2,038              79
   SanDisk*                            5,143             228
   Sanmina-SCI*                       11,865              44
   Silicon Laboratories (B)*           1,400              45
   Solectron*                         22,315              74
   Spansion, Cl A*                     1,700              25
   Sun Microsystems*                  90,377             490
   Symantec (B)*                      26,048             552
   Symbol Technologies                 6,324              94
   Synopsys*                           3,882              99
   Tech Data (B)*                      1,550              65
   Tektronix                           1,979              60
   Tellabs*                           11,889             119
   Teradyne (B)*                       4,963              74
   Texas Instruments                  40,508           1,197
   Total System Services                 969              25
   Trimble Navigation*                 1,307              63
   Unisys (B)*                         8,532              62
   VeriFone Holdings*                    900              30
   VeriSign*                           6,585             172
   Vishay Intertechnology*             4,350              57
   Western Digital*                    5,530             113
   Western Union                      20,328             463
   Xerox*                             25,551             422
   Xilinx                              8,757             235
   Yahoo! (B)*                        36,581             987
   Zebra Technologies, Cl A*           1,825              64
                                                    --------
                                                      56,735
                                                    --------
MATERIALS -- 3.2%
   Air Products & Chemicals            5,994             414
   Airgas                              1,515              64
   Albemarle                           1,072              75
   Alcoa                              22,602             705
   Allegheny Technologies              2,597             233
   Ashland                             1,676             113
   Ball                                2,675             114
   Bemis                               2,774              95
   Cabot                               1,673              69

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Carpenter Technology                  700           $  75
   Celanese, Ser A                     1,483              33
   Chemtura                            5,354              52
   Commercial Metals                   3,400              99
   Crown Holdings*                     4,151              86
   Cytec Industries                      981              52
   Dow Chemical                       24,970             999
   E.I. du Pont de Nemours            23,992           1,126
   Eagle Materials                     1,400              60
   Eastman Chemical                    2,142             127
   Ecolab                              4,691             208
   Florida Rock Industries             1,170              53
   FMC                                   930              66
   Freeport-McMoRan Copper & Gold,
      Cl B                             4,889             307
   Huntsman*                           2,929              51
   International Flavors &
      Fragrances                       2,391             113
   International Paper                11,755             389
   Louisiana-Pacific                   2,846              60
   Lubrizol                            1,734              82
   Lyondell Chemical                   6,009             148
   Martin Marietta Materials           1,163             115
   MeadWestvaco                        4,458             132
   Monsanto                           14,050             675
   Mosaic*                             3,578              76
   Nalco Holding*                      2,517              50
   Newmont Mining                     11,033             518
   Nucor                               8,290             496
   Owens-Illinois*                     3,491              66
   Packaging of America                1,899              43
   Pactiv*                             3,483             120
   Phelps Dodge                        5,358             659
   PPG Industries                      4,323             278
   Praxair                             8,525             532
   Reliance Steel & Aluminum           1,800              69
   Rohm & Haas                         4,153             217
   RPM International                   2,969              60
   Scotts Miracle-Gro, Cl A            1,100              54
   Sealed Air                          2,034             121
   Sigma-Aldrich                       1,774             135
   Smurfit-Stone Container (B)*        6,145              66
   Sonoco Products                     2,646              98
   Southern Copper (B)                   416              23
   Steel Dynamics                      2,800              91
   Temple-Inland                       2,775             108
   Titanium Metals*                    2,100              67
   United States Steel (B)             3,183             238
   Valhi                                 122               3
   Valspar                             2,664              75
   Vulcan Materials                    2,611             232
   Weyerhaeuser                        6,526             422
                                                    --------
                                                      11,907
                                                    --------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      53

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.4%
   Alltel                             10,095        $    573
   American Tower, Cl A*              11,022             417
   AT&T (B)                          101,480           3,441
   BellSouth                          47,195           2,104
   CenturyTel                          3,201             136
   Citizens Communications (B)         8,255             117
   Crown Castle International*         5,473             189
   Embarq                              3,932             202
   Leap Wireless International*        1,200              68
   Level 3 Communications (B)*        29,600             158
   NeuStar, Cl A*                      1,700              57
   NII Holdings*                       3,720             242
   Qwest Communications
      International (B)*              41,496             319
   SBA Communications, Cl A*           2,900              82
   Sprint Nextel                      75,444           1,472
   Telephone & Data Systems            2,902             150
   US Cellular*                          431              29
   Verizon Communications             76,115           2,660
   Windstream                         11,147             155
                                                    --------
                                                      12,571
                                                    --------
UTILITIES -- 3.8%
   AES*                               17,324             405
   AGL Resources                       1,947              75
   Allegheny Energy*                   4,166             185
   Alliant Energy                      2,976             116
   Ameren (B)                          5,290             289
   American Electric Power            10,450             434
   Aqua America                        3,177              76
   Atmos Energy                        1,991              65
   CenterPoint Energy                  8,015             131
   CMS Energy (B)*                     5,542              90
   Consolidated Edison                 6,516             314
   Constellation Energy Group          4,658             320
   Dominion Resources                  9,156             739
   DPL                                 3,246              91
   DTE Energy (B)                      4,764             224
   Duke Energy                        32,119           1,019
   Dynegy, Cl A*                       8,911              61
   Edison International                8,579             394
   Energen                             1,837              83
   Energy East                         3,567              87
   Entergy                             5,498             502
   Equitable Resources                 2,966             129
   Exelon                             17,329           1,052
   FirstEnergy                         8,481             507
   FPL Group                          10,473             558
   Great Plains Energy                 1,871              59
   Hawaiian Electric Industries        2,146              58
   KeySpan                             4,653             191

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   MDU Resources Group                 4,621        $    122
   Mirant (B)*                         7,661             233
   National Fuel Gas (B)               2,089              79
   NiSource (B)                        7,421             183
   Northeast Utilities                 3,907             110
   NRG Energy*                         3,600             205
   NSTAR                               2,928             103
   OGE Energy                          2,268              89
   Oneok (B)                           3,029             131
   Pepco Holdings                      4,944             127
   PG&E                                9,218             423
   Pinnacle West Capital               2,592             128
   PPL                                 9,726             354
   Progress Energy (B)                 6,661             318
   Public Service Enterprise Group     6,426             432
   Puget Energy                        2,661              66
   Questar                             2,273             196
   Reliant Energy*                     7,859             105
   SCANA                               3,020             125
   Sempra Energy                       6,923             377
   Sierra Pacific Resources*           5,600              92
   Southern (B)                       19,203             696
   Southern Union                      2,268              64
   TECO Energy                         5,000              85
   TXU                                11,838             679
   UGI                                 2,550              72
   Vectren                             1,991              57
   Wisconsin Energy                    2,949             138
   WPS Resources                       1,002              52
   Xcel Energy (B)                    10,581             243
                                                    --------
                                                      14,338
                                                    --------
Total Common Stock
   (Cost $254,433) ($ Thousands)                     366,853
                                                    --------

CORPORATE OBLIGATIONS (C) -- 4.6%
FINANCIALS -- 4.6%
   Allstate Life Global Funding II
      MTN (E) (F)
        5.360%, 12/17/07              $  270             270
   American General Finance (E) (F)
        5.350%, 12/17/07                 852             852
   Bear Stearns EXL (E)
        5.360%, 12/17/07               1,046           1,046
   Countrywide Financial MTN (E)
        5.448%, 10/31/07               1,234           1,234
   Dekabank (E) (F)
        5.394%, 11/20/07               1,087           1,087
   Irish Life & Permanent MTN,
      Ser X (E) (F)
        5.360%, 12/21/07                 781             781

--------------------------------------------------------------------------------
54      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Islandsbanki (E) (F)
        5.370%, 04/06/07              $1,380        $  1,380
   Jackson National Life Funding
      (E) (F)
        5.320%, 12/03/07               1,292           1,292
   Kaupthing Bank MTN (E) (F)
        5.380%, 03/20/07               1,469           1,469
   Landsbanki Islands (E) (F)
        5.400%, 03/16/07               1,116           1,116
   Morgan Stanley EXL (E)
        5.380%, 01/04/08                 206             206
   Morgan Stanley EXL, Ser S (E)
        5.340%, 12/05/07                 294             294
   Natexis Banques (E) (F)
        5.300%, 12/17/07                 573             573
   Nationwide Building Society (E) (F)
        5.424%, 10/26/07                 323             323
        5.350%, 12/07/07                 587             587
   Nordbank (E) (F)
        5.350%, 12/24/07                 999             998
   Northern Rock (E) (F)
        5.360%, 12/03/07                 605             605
   Pacific Life Global Funding (E) (F)
        5.370%, 12/13/07                 441             441
   Premium Asset Trust,
      Ser 2004-10 (E) (F)
        5.360%, 12/17/07                 822             822
   SLM EXL, Ser S (E) (F)
        5.320%, 12/17/07                 646             646
   Skandinav Enskilda Bank (E) (F)
        5.320%, 12/18/07                 646             646
   Stanfield Victoria MTN (F)
        5.445%, 06/11/07                 587             587
                                                    --------
Total Corporate Obligations
   (Cost $17,255) ($ Thousands)                       17,255
                                                    --------

CASH EQUIVALENT -- 1.7%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.300%**               6,301,197           6,301
                                                    --------
Total Cash Equivalent
   (Cost $6,301) ($ Thousands)                         6,301
                                                    --------

COMMERCIAL PAPER (C) (D) -- 0.9%
FINANCIALS -- 0.9%
   Broadhollow Funding
        5.305%, 12/07/06                 329             329
   KKR Pacific Funding Trust
        5.345%, 12/27/06                 587             585
        5.305%, 01/02/07                 294             292

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ocala Funding LLC
        5.320%, 12/18/06              $  294        $    293
        5.320%, 01/26/07                 294             291
   Rhineland Funding Capital
        5.385%, 01/25/07                 370             367
        5.364%, 12/27/06                 294             293
        5.364%, 02/13/07                 291             288
        5.313%, 12/12/06                 193             193
   Witherspoon Funding Limited
        5.329%, 12/15/06                 294             293
   Witherspoon Funding, Ser 2004-1A
        5.330%, 03/15/07                 507             507
                                                    --------
Total Commercial Paper
   (Cost $3,731) ($ Thousands)                         3,731
                                                    --------

ASSET-BACKED SECURITIES (C) (E) -- 0.5%
MORTGAGE RELATED SECURITIES -- 0.5%
   Commodore, Ser 2003-2A, Cl A1MM
        5.470%, 12/12/38                 270             270
   Duke Funding, Ser 2004-6B, Cl A1S1
        5.440%, 10/09/07                 441             441
   Newcastle CDO, Ser 2005-6A, Cl IM1
        5.340%, 04/24/07                 117             117
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl MM1
        5.350%, 02/26/07                 175             175
   Saturn Ventures II
        5.380%, 02/07/07                 473             473
   TIAA Real Estate CDO, Ser 2003 1A,
      Cl A1MM
        5.350%, 09/28/07                 437             437
                                                    --------
Total Asset-Backed Securities
   (Cost $1,913) ($ Thousands)                         1,913
                                                    --------

CERTIFICATES OF DEPOSIT (C) -- 0.3%
   Barclays Bank (E)
        5.330%, 06/11/07                 294             294
   CC USA MTN
        5.379%, 06/18/07                 587             587
   U.S. Trust of New York (E)
        5.316%, 03/13/07                 235             235
                                                    --------
Total Certificates of Deposit
   (Cost $1,116) ($ Thousands)                         1,116
                                                    --------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      55

SCHEDULE OF INVESTMENTS (Unaudited)


Large Cap Index Fund (Concluded)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MASTER NOTE (C) (D) -- 0.4%
   Bank of America
        5.383%, 12/01/45              $1,469        $  1,469
                                                    --------
Total Master Note
   (Cost $1,469) ($ Thousands)                         1,469
                                                    --------

U.S. TREASURY OBLIGATION (A) (D) -- 0.2%
   U.S. Treasury Bill
        4.853%, 12/07/06                 755             754
                                                    --------
Total U.S. Treasury Obligation
   (Cost $754) ($ Thousands)                             754
                                                    --------

REPURCHASE AGREEMENTS (C) (G) -- 1.8%
   ABN Amro
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $2,350,086
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $29,372-
     $881,152, 0.000%-6.000%,
     03/01/07-07/01/36; with
     total market value $2,396,735)    2,350           2,350
   Barclays
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase  price $500,110
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $10,956-
     $155,788, 2.750%-5.700%,
     12/15/06-05/27/15; with total
     market value $510,045)              500             500
   Deutsche Bank
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $200,004
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $55,748-
     $151,206, 0.000%-5.800%,
     05/01/07-01/27/20; with
     total market value $203,988)        200             200

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $3,639,231
     (collateralized by various U.S.
     Government obligations, ranging
     in par value $26,934-$4,540,760,
     3.085%-8.625%, 12/21/07-01/15/30;
     with total market value
     $3,711,491)                      $3,639        $  3,639
                                                    --------
Total Repurchase Agreements
   (Cost $6,689) ($ Thousands)                         6,689
                                                    --------
Total Investments -- 108.1%
   (Cost $293,661) ($ Thousands)                    $406,081
                                                    ========


A summary of the open future contracts held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                      UNREALIZED
                                                     APPRECIATION
    TYPE OF             NUMBER OF     EXPIRATION    (DEPRECIATION)
   CONTRACT             CONTRACTS        DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Index E-Mini       124        Dec-2006          $481
                                                        ====

Percentages are based on Net Assets of $375,556 ($ Thousands)
* Non-income producing security.
** Rate shown is the 7-day effective yield as of November 30, 2006.
+ Real Estate Investments Trust
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) This security or a partial position of this security is on loan at November 30, 2006 (See Note 9). The total value of securities on loan at November 30, 2006 was $31,399 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending (See Note 9). The total value of such securities as of November 30, 2006 was $32,173 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2006.
(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(G) Tri-Party Repurchase Agreement
(H) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark Index.
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
56      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

Small Cap Fund

November 30, 2006
--------------------------------------------------------------------------------
[Bar Chart Omitted]
Plot points as follows:

SECTOR WEIGHTINGS++:
26.4% Financials
16.7% Information Technology
11.4% Industrials
10.8% Consumer Discretionary
 8.6% Health Care
 6.9% Short-Term Investments
 5.3% Energy
 3.9% Materials
 2.3% Utilities
 2.1% Consumer Staples
 1.6% Commercial Paper
 1.1% Asset-Backed Securities
 0.8% Master Note
 0.7% Telecommunication Services
 0.6% Certificate of Deposit
 0.4% Collateralized Debt Obligations
 0.3% Exchange Traded Funds
 0.1% U.S. Treasury Obligations
 0.0% Warrants
++Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.2%
CONSUMER DISCRETIONARY -- 13.2%
   1-800 Contacts (B)*                33,600     $       543
   1-800-FLOWERS.COM, Cl A*           60,100             338
   AC Moore Arts & Crafts*             5,820             124
   Advance Auto Parts                 24,300             865
   Aftermarket Technology*            95,639           1,857
   Amazon.com*                        73,645           2,971
   America's Car-Mart (B)*             9,400             106
   American Axle & Manufacturing
      Holdings (B)                    76,650           1,403
   American Greetings, Cl A          131,147           3,123
   Applebee's International (B)       77,996           1,774
   Arctic Cat                         68,600           1,136
   ArvinMeritor                      296,977           5,141
   Asbury Automotive Group            22,658             533
   Audiovox, Cl A*                     9,956             138
   Bally Technologies (B)*            40,924             804
   Bandag (B)                         21,900             968
   Belo, Cl A                         41,824             761
   Big 5 Sporting Goods               28,632             701
   Big Lots*                          75,215           1,678
   BJ's Restaurants (B)*              77,500           1,609
   Blockbuster, Cl A*                164,761             867
   Blue Nile (B)*                     38,800           1,300
   Bluegreen*                         11,499             156
   Blyth                              25,900             658
   Bob Evans Farms                    29,426           1,000
   Bon-Ton Stores                     32,053           1,198
   Books-A-Million                    29,652             622
   Borders Group                      95,381           2,184
   Bright Horizons Family Solutions*  32,386           1,190
   Brinker International              28,190           1,282
   Brown Shoe                         89,133           4,228
   Building Material Holding (B)       4,300             106
   Cablevision Systems, Cl A          21,934             609
   Cache*                              2,687              66

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Capella Education*                  7,600      $      192
   Carter's (B)*                      50,900           1,403
   Casual Male Retail Group*           8,403             118
   Cato, Cl A                         89,664           2,129
   CBRL Group                         38,400           1,647
   CEC Entertainment*                 12,800             510
   Champion Enterprises*              58,880             551
   Charlotte Russe Holding*           26,083             787
   Charming Shoppes (B)*             139,600           1,889
   Charter Communications*            33,803             100
   Cheesecake Factory*                16,400             454
   Chipotle Mexican Grill,
      Cl A (B)*                       40,100           2,324
   Citadel Broadcasting               44,000             418
   Claire's Stores                    17,592             561
   Coach*                             93,000           4,019
   Cooper Tire & Rubber (B)           38,442             509
   Corinthian Colleges*               92,700           1,196
   Courier                            15,285             587
   CPI                                 2,566             107
   CROCS (B)*                        102,800           4,415
   CSK Auto (B)*                     176,649           2,941
   Ctrip.com International ADR (B)    28,695           1,593
   Dana (B)                          280,200             460
   Deckers Outdoor*                    6,613             369
   Dick's Sporting Goods (B)*         16,083             863
   Directed Electronics*              64,145             928
   Dover Downs Gaming &
      Entertainment (B)               35,227             471
   Dress Barn (B)*                    67,037           1,624
   DSW, Cl A*                          9,676             371
   DXP Enterprises*                    7,320             211
   Eddie Bauer Holdings*             310,700           2,843
   Entercom Communications            47,748           1,287
   Ethan Allen Interiors              50,100           1,778
   Finish Line, Cl A                  41,498             578
   Focus Media Holding ADR*           25,871           1,844
   FTD Group*                         22,896             401
   Furniture Brands
      International (B)              160,600           2,766
   Gaiam, Cl A*                      101,200           1,384
   GameStop, Cl A (B)*                29,700           1,665
   Gaylord Entertainment (B)*          2,335             114
   Genesco (B)*                       39,900           1,529
   Getty Images*                       5,883             257
   Gildan Activewear*                 31,400           1,732
   Gray Television                   210,200           1,320
   Group 1 Automotive (B)             91,169           4,649
   GSI Commerce (B)*                 117,093           1,917
   Guess?*                            26,255           1,632
   Guitar Center*                     51,800           2,275
   Gymboree (B)*                     117,050           4,659
   Handleman (B)                      59,100             466
   Harris Interactive*                14,321              69
   Hartmarx*                           4,379              29
   Haverty Furniture                  26,863             374

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      57

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hibbett Sporting Goods*           110,458      $    3,482
   HOT Topic (B)*                    211,800           2,828
   Interface, Cl A*                   68,098           1,012
   Interstate Hotels & Resorts*       56,526             441
   ITT Educational Services*           1,871             128
   Jack in the Box*                   34,800           2,140
   Jackson Hewitt Tax Service         55,887           2,022
   Jakks Pacific (B)*                 67,800           1,481
   Jarden (B)*                        81,809           3,025
   Jo-Ann Stores (B)*                 98,247           1,938
   Journal Communications, Cl A      129,600           1,534
   Journal Register*                   8,503              66
   K2*                               178,733           2,416
   Kellwood                           69,255           2,164
   Kimball International, Cl B        32,463             779
   La-Z-Boy (B)                       43,142             508
   Lakeland Industries*               55,600             776
   Landry's Restaurants (B)           32,825             927
   Laureate Education (B)*            16,011             832
   Leapfrog Enterprises (B)*          88,000             790
   Lear                                2,949              91
   Libbey                             75,300             879
   Life Time Fitness*                 41,400           2,041
   Lifetime Brands                    69,200           1,391
   Lin TV, Cl A*                     114,700           1,038
   Lithia Motors, Cl A                 4,400             114
   LKQ (B)*                           70,826           1,621
   Lodgenet Entertainment*            39,311             930
   Luby's*                            13,563             149
   M/I Homes (B)                       3,700             138
   Magna Entertainment, Cl A*         25,595             113
   Maidenform Brands*                 54,165           1,036
   MarineMax (B)*                     71,399           1,918
   Marvel Entertainment (B)*          82,000           2,304
   McCormick & Schmick's Seafood
      Restaurants*                    64,952           1,629
   MDC Partners, Cl A*               355,900           2,527
   Media General, Cl A                24,000             887
   Men's Wearhouse*                   14,574             558
   Meritage Homes (B)*                31,149           1,513
   Modine Manufacturing               58,082           1,429
   Monarch Casino & Resort*           14,600             344
   Morgans Hotel Group*               21,392             313
   Morningstar*                       14,197             636
   Mothers Work*                      17,694             726
   Movie Gallery (B)                  49,300             140
   NetFlix*                           53,652           1,576
   New Frontier Media*                73,920             663
   New Oriental Education &
      Technology Group ADR*            9,874             315
   New York*                          59,213             767
   Noble International                11,348             215
   Nutri/System (B)*                  63,210           4,365
   O'Charleys*                        12,253             246

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   OfficeMax                          14,551      $      685
   Orient-Express Hotels, Cl A        34,200           1,464
   Outdoor Channel Holdings (B)*     146,000           1,878
   Pacific Sunwear of California*     43,430             855
   Papa John's International*         17,826             553
   Payless Shoesource*               108,924           3,397
   Perry Ellis International*         33,803           1,283
   PF Chang's China Bistro (B)*       10,345             373
   Phillips-Van Heusen                66,220           3,267
   Pier 1 Imports (B)                161,400           1,073
   Pinnacle Entertainment*            39,600           1,287
   Pool (B)                           22,047             903
   Pre-Paid Legal Services            10,610             440
   Priceline.com (B)*                 52,860           2,087
   Princeton Review*                 123,900             657
   ProQuest*                          57,200             792
   Quiksilver (B)*                   531,600           7,735
   RadioShack*                        71,700           1,257
   RCN*                               27,800             836
   Regal Entertainment Group,
      Cl A (B)                        60,800           1,265
   Regis                              76,470           2,930
   Rent-A-Center*                     92,870           2,539
   Restoration Hardware*              58,624             501
   Retail Ventures*                   59,507           1,132
   RRSat Global Communications*       62,000             727
   Ruby Tuesday (B)                   45,800           1,236
   Ryland Group (B)                   27,900           1,472
   Saks                               61,900           1,270
   Sauer-Danfoss                       5,814             180
   Scholastic (B)*                    69,261           2,308
   Shiloh Industries*                  3,199              53
   Shoe Carnival*                     14,592             393
   Shuffle Master (B)*                55,095           1,716
   Shutterfly (B)*                    55,200             846
   Sirius Satellite Radio*            52,200             222
   Sonic (B)*                        115,120           2,703
   Sonic Automotive                  116,200           3,316
   Sotheby's Holdings, Cl A (B)*      43,490           1,352
   Source Interlink*                  24,900             222
   Stamps.com*                         7,279             114
   Standard Motor Products            15,635             215
   Standard-Pacific                   88,709           2,276
   Stanley Furniture                   4,428              98
   Starwood Hotels & Resorts
      Worldwide                       75,700           4,858
   Steinway Musical Instruments*       3,300              96
   Steven Madden*                     25,320             931
   Stewart Enterprises, Cl A          49,904             319
   Sunterra*                          21,901             228
   Superior Industries
      International (B)               36,900             728
   Talbots                            26,121             651
   Tempur-Pedic International (B)*   108,100           2,279
   Tenneco*                           65,237           1,538
   Tim Hortons                         8,335             257
   Timberland, Cl A*                  53,600           1,675

--------------------------------------------------------------------------------
58      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Town Sports International
      Holdings*                       14,300      $      233
   Tractor Supply (B)*                20,500             976
   Tuesday Morning (B)                33,600             591
   Tween Brands (B)*                  20,000             838
   Under Armour, Cl A (B)*           117,762           5,525
   Unifirst                           61,700           2,561
   Vail Resorts*                      32,866           1,447
   Valassis Communications (B)*       50,400             779
   Valuevision Media, Cl A*           12,370             164
   Vertrue (B)*                        6,800             260
   VistaPrint*                        19,369             645
   Visteon (B)*                      108,300             871
   Volcom*                            51,500           1,669
   Warnaco Group*                     45,513           1,180
   WCI Communities*                    4,300              80
   West Marine*                        5,424              94
   Westwood One                      123,700             815
   WMS Industries (B)*                52,500           1,826
   Wolverine World Wide               38,930           1,131
   World Wrestling Entertainment      29,200             465
   Xerium Technologies                17,100             174
   Yankee Candle                      16,900             576
   Yum! Brands                         1,500              92
   Zale (B)*                          80,696           2,483
   Zumiez (B)*                        26,200             805
                                                  ----------
                                                     273,003
                                                  ----------
CONSUMER STAPLES -- 2.6%
   Alliance One International*        68,626             445
   Andersons                          15,412             635
   BJ's Wholesale Club*               98,900           3,194
   Casey's General Stores             38,952             970
   Central Garden & Pet*              14,219             742
   Chiquita Brands
      International (B)              121,688           1,740
   Coca-Cola Bottling                  2,040             129
   ConAgra Foods                       3,827              98
   Corn Products International        33,175           1,205
   Del Monte Foods                    85,100             961
   Delta & Pine Land                   7,000             284
   Energizer Holdings*                 2,200             145
   Gold Kist*                         49,400             979
   Hain Celestial Group*             108,680           3,265
   Inter Parfums                       2,964              60
   J&J Snack Foods                    19,863             760
   JM Smucker                         17,717             852
   Lancaster Colony                   46,800           2,000
   Lance                              93,800           1,793
   Longs Drug Stores                  75,180           3,089
   Mannatech (B)                      49,100             733
   MGP Ingredients (B)                36,200             790
   Molson Coors Brewing, Cl B         31,700           2,253
   Nash Finch (B)                     29,875             790
   NBTY*                              74,527           2,709

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Nu Skin Enterprises, Cl A          55,159      $    1,058
   Pantry*                            46,155           2,263
   Pathmark Stores*                  141,033           1,592
   Performance Food Group (B)*        24,350             659
   Physicians Formula Holdings*       62,400           1,142
   Pilgrim's Pride (B)                49,325           1,259
   Playtex Products*                  12,457             185
   Premium Standard Farms             19,803             376
   Ralcorp Holdings*                  52,389           2,653
   Sanderson Farms (B)                57,300           1,584
   Smart & Final*                     47,098             851
   Spartan Stores                     98,600           2,074
   Spectrum Brands*                   75,172             665
   Susser Holdings*                   24,700             490
   Tyson Foods, Cl A                  54,495             866
   United Natural Foods (B)*          36,975           1,310
   Universal (B)                      64,320           2,995
   Weis Markets                       41,200           1,665
   Wild Oats Markets*                  7,640             116
                                                  ----------
                                                      54,424
                                                  ----------
ENERGY -- 6.5%
   Allis-Chalmers Energy (B)*         26,647             562
   Arch Coal                           9,296             334
   Arena Resources*                    5,000             219
   Arlington Tankers*                 74,500           1,706
   Atlas America (B)*                 20,372             990
   Atwood Oceanics*                   61,000           3,024
   Aurora Oil & Gas*                 190,800             653
   Aventine Renewable Energy
      Holdings (B)*                   38,300             977
   BA Energy (Canada)*               119,000             990
   Basic Energy Services*            157,300           3,975
   Berry Petroleum, Cl A (B)          43,170           1,414
   Bois d'Arc Energy (B)*              3,700              56
   Bronco Drilling*                  159,500           3,082
   Cabot Oil & Gas                    30,650           1,904
   Callon Petroleum*                  33,107             534
   CARBO Ceramics (B)                 65,600           2,552
   Carrizo Oil & Gas*                 25,864             861
   Cimarex Energy (B)                 52,700           1,982
   Clayton Williams Energy*           34,584           1,366
   Complete Production Services*     171,600           3,777
   Compton Petroleum (Canada)*        85,300             902
   Comstock Resources (B)*            60,500           1,846
   Core Laboratories*                 17,740           1,569
   Delek US Holdings                  62,300           1,062
   Denbury Resources (B)*             27,694             813
   Dresser-Rand Group*                43,200           1,046
   Dril-Quip (B)*                     50,555           2,140
   Encore Acquisition*                86,250           2,343
   Endeavour International*          128,400             295
   Energy Partners (B)*               24,100             586

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      59

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Evergreen Energy (B)*             104,900      $      923
   EXCO Resources*                    59,877             879
   Forest Oil*                        46,000           1,635
   Foundation Coal Holdings           58,210           2,160
   Gasco Energy*                      85,700             228
   GeoMet*                            74,100             775
   Giant Industries*                  11,312             872
   Global Industries*                 95,100           1,358
   GlobalSantaFe                       5,000             300
   Goodrich Petroleum (B)*            26,600           1,169
   Harvest Natural Resources*         25,191             258
   Helix Energy Solutions Group*      33,733           1,241
   Hercules Offshore*                128,239           4,369
   Holly (B)                          28,513           1,540
   Hornbeck Offshore Services (B)*    22,411             846
   Houston Exploration*               22,537           1,265
   Hydril*                            24,832           1,879
   Infinity Bio-Energy*              396,781           2,115
   Input/Output (B)*                 324,000           3,515
   Lone Star Technologies*            35,100           1,841
   Lufkin Industries                   7,200             421
   Mariner Energy*                    76,200           1,596
   Massey Energy                      16,400             451
   Matrix Service (B)*                49,100             785
   Meridian Resource*                 58,353             207
   Na Oil Sands (Canada) (F) (H)*    245,500           2,580
   NATCO Group, Cl A*                 32,612           1,124
   Natural Gas Services Group (B)*    85,200           1,335
   Newpark Resources*                288,106           1,772
   Noble                               1,836             142
   NS Group*                          11,305             748
   Oceaneering International*         20,200             881
   Oilsands Quest (B)*               360,100           1,955
   OMI                                45,800           1,070
   OPTI (Canada)*                    169,000           2,920
   Pacific Ethanol*                   20,100             381
   Parallel Petroleum*                36,833             727
   Parker Drilling*                   97,000             934
   Petroquest Energy*                 72,247             906
   Pioneer Natural Resources          16,000             697
   Plains Exploration & Production*   11,046             520
   Rentech (B)*                      414,300           1,665
   Rosetta Resources (B)*            106,000           1,992
   Rowan                               1,871              67
   RPC                                78,400           1,764
   St. Mary Land & Exploration        62,800           2,517
   Stone Energy*                      63,700           2,486
   Superior Energy Services*          61,048           1,988
   Swift Energy (B)*                 112,301           5,740
   SXR Uranium One (Canada)*         164,375           2,116
   Synenco Energy (Canada) (F) (H)*   27,419             402
   Synenco Energy (Canada)*           24,000             352
   Synenco Energy, Cl A (Canada)*    103,200           1,514

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Tesoro                             22,341     $     1,574
   Tetra Technologies (B)*            45,427           1,174
   Union Drilling*                    70,600             984
   Universal Compression Holdings*    32,052           2,018
   Uranium Resources*                174,700           1,198
   USEC                               54,597             680
   Vaalco Energy*                    134,400           1,128
   VeraSun Energy (B)*                97,600           2,468
   Veritas DGC*                       13,765           1,076
   W-H Energy Services*               41,131           1,964
   Western Refining (B)*              32,600             923
   World Fuel Services                55,035           2,669
                                                  ----------
                                                     135,339
                                                  ----------
FINANCIALS -- 20.6%
   Acadia Realty Trust+               66,500           1,728
   Accredited Home Lenders
      Holding (B)*                    39,623           1,174
   Advance America Cash Advance
      Centers                         56,800             804
   Advanta, Cl B                      33,750           1,540
   Affiliated Managers Group (B)*     41,847           4,273
   Affirmative Insurance Holdings      6,600             106
   AMB Property+                      42,100           2,579
   AmCOMP*                            42,600             460
   Amcore Financial                   26,337             839
   American Equity Investment Life
      Holding                        188,838           2,455
   American Home Mortgage
      Investment+ (B)                133,218           4,712
   American Physicians Capital*        6,262             250
   Ameris Bancorp                      4,100             114
   Amerisafe*                        216,542           2,958
   Amtrust Financial Services*        48,500             378
   Anchor Bancorp Wisconsin            7,995             229
   Annaly Capital Management+ (B)    220,401           3,081
   Anthracite Capital+               164,567           2,085
   Anworth Mortgage Asset+           226,804           2,141
   Arbor Realty Trust+                62,310           1,760
   Archstone-Smith Trust+             69,557           4,172
   Argonaut Group*                    29,993           1,016
   Aspen Insurance Holdings           75,900           2,046
   Asset Acceptance Capital*          20,100             335
   Assured Guaranty                  118,614           3,066
   Asta Funding (B)                   38,312           1,261
   AvalonBay Communities+ (B)         41,400           5,510
   BancFirst                           8,794             468
   BancorpSouth                      120,900           3,149
   Bank Mutual                       188,786           2,288
   Bank of the Ozarks (B)             11,900             390
   BankAtlantic Bancorp, Cl A         94,131           1,230
   Bankunited Financial, Cl A         99,999           2,550
   Berkshire Hills Bancorp            16,200             546
   BFC Financial, Cl A*                2,000              13

--------------------------------------------------------------------------------
60      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   BioMed Realty Trust+               51,969     $     1,569
   Boston Private Financial
      Holdings (B)                    51,600           1,401
   Brandywine Realty Trust+ (B)       77,900           2,738
   BRE Properties, Cl A+              29,000           1,875
   Calamos Asset Management, Cl A     24,501             673
   Camden Property Trust+             45,300           3,612
   Canaccord Capital (Canada)        144,200           2,109
   Capital Crossing Bank*              2,422              71
   Capital Lease Funding+            110,100           1,325
   Capital Southwest                   3,300             427
   Capital Trust, Cl A+               21,300             950
   Cardinal Financial                 56,752             565
   Cascade Bancorp (B)                42,870           1,297
   Cash America International         53,307           2,353
   Cathay General Bancorp (B)         24,900             856
   CB Richard Ellis Group, Cl A*      53,888           1,775
   CBRE Realty Finance+*              48,600             785
   Cedar Shopping Centers+            33,304             607
   Center Financial                   18,000             404
   Central Pacific Financial          67,329           2,523
   Chemical Financial                 54,900           1,793
   Chicago Mercantile Exchange
      Holdings                         1,334             715
   Citizens Banking (B)               99,347           2,666
   City Bank                           3,900             209
   City Holding                       16,200             640
   Clark                              42,569             698
   CNA Surety*                        38,100             760
   CoBiz                               5,300             123
   Colonial Properties Trust+          6,600             323
   Columbia Bancorp                    3,400              86
   Columbia Banking System            19,316             650
   Commerce Group                     67,400           2,056
   Community Bancorp*                 18,785             571
   Community Bank System              40,000             962
   Community Trust Bancorp            19,594             792
   Compass Diversified Trust           5,700              97
   CompuCredit (B)*                   38,543           1,452
   Corporate Office Properties
      Trust+ (B)                     103,500           5,145
   Corus Bankshares (B)              134,236           3,008
   Cousins Properties+                13,800             501
   Cowen Group*                       44,190             748
   Crawford, Cl B                     23,924             173
   Darwin Professional Underwriter*   35,400             831
   Dearborn Bancorp*                  36,520             774
   Delphi Financial Group, Cl A       83,600           3,386
   DiamondRock Hospitality+          100,400           1,777
   Dime Community Bancshares          73,250           1,031
   Direct General                     61,940           1,016
   Dollar Financial*                  63,000           1,843
   Doral Financial                    62,350             253
   Douglas Emmett+*                  132,400           3,482
   Downey Financial                   27,487           2,001
   Dundee+                            10,500             335

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Dundee (Canada)+                   54,300      $    1,733
   Dundee Wealth Management (Canada) 120,110           1,298
   Eagle Hospitality Properties
      Trust+                          45,500             429
   Eaton Vance                        39,968           1,275
   Education Realty Trust+           119,095           1,873
   eHealth (B)*                       12,500             280
   EMC Insurance Group                 7,826             270
   Encore Capital Group*               9,287             129
   Endurance Specialty Holdings       50,076           1,879
   Entertainment Properties Trust+    25,514           1,549
   Equity Inns+                       51,863             844
   Equity Office Properties
      Trust+ (B)                     101,700           4,902
   Equity One+                        54,574           1,489
   Equity Residential+ (B)            79,200           4,218
   Essex Property Trust+              18,500           2,443
   Evercore Partners, Cl A*           22,300             823
   Extra Space Storage+              137,200           2,527
   Ezcorp, Cl A*                      17,091             799
   FBL Financial Group, Cl A          26,800           1,056
   Federal Agricultural Mortgage,
      Cl C                            70,064           1,828
   Federal Realty Investment Trust+   43,400           3,697
   FelCor Lodging Trust+             117,106           2,578
   Financial Federal                  38,980           1,080
   First American                     50,700           1,958
   First Bancorp Puerto Rico          37,455             375
   First Cash Financial Services*    185,756           3,795
   First Financial Bancorp            71,586           1,188
   First Financial Holdings            3,800             143
   First Industrial Realty
      Trust+ (B)                      33,000           1,658
   First Merchants                    34,800             928
   First Mercury Financial*           46,700             985
   First Midwest Bancorp              71,368           2,658
   First Niagara Financial Group      90,300           1,298
   First Place Financial               3,096              75
   First Regional Bancorp*            11,303             380
   First Republic Bank                37,250           1,494
   FirstFed Financial (B)*            73,524           4,781
   FirstMerit                         77,105           1,827
   Flagstar Bancorp                   82,300           1,239
   Flushing Financial                 53,800             915
   FNB                                25,342             454
   Fpic Insurance Group (B)*          29,200           1,132
   Fremont General                    15,540             264
   Frontier Financial                  7,125             214
   GAMCO Investors, Cl A              19,600             765
   GFI Group*                         16,300             922
   Glacier Bancorp                    35,388           1,258
   Gluskin Sheff + Associates
      (Canada)                        70,500             957
   Gluskin Sheff + Associates
      (Canada)*                       29,700             403
   GMP Capital Trust (Canada)*        24,900             470
   Gramercy Capital+                  20,700             580
   Greater Bay Bancorp               126,458           3,255
   Greenhill (B)                      45,800           3,193

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      61

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Grubb & Ellis Realty Advisors*    314,500      $    1,918
   Hallmark Financial Services*        3,240              32
   Hancock Holding                     2,270             122
   Hanmi Financial                    32,442             708
   Hanover Insurance Group            44,036           2,086
   Harbor Florida Bancshares           4,728             206
   HCC Insurance Holdings (B)         29,750             898
   Health Care Property
      Investors+ (B)                  81,300           2,949
   Health Care+                       23,783             997
   Heritage Commerce*                  3,500              91
   Hersha Hospitality Trust+         170,200           1,964
   Highbury Financial (B)*            29,100             172
   Highbury Financial Units*         118,000           1,115
   Highland Hospitality+              49,814             706
   Hilb Rogal & Hobbs                 60,100           2,500
   Horace Mann Educators              50,179           1,015
   Horizon Financial                   4,625             114
   Housevalues (B)*                   56,000             301
   HRPT Properties Trust+            184,100           2,314
   Hub International                  37,300           1,138
   IMPAC Mortgage Holdings+ (B)      109,241           1,072
   IndyMac Bancorp                    18,400             845
   Innkeepers USA Trust+             226,776           3,628
   International Bancshares           17,683             547
   Intervest Bancshares (B)*          25,042             873
   Investment Technology Group*       32,500           1,219
   IPC Holdings                       12,800             399
   Irwin Financial                   110,088           2,425
   ITLA Capital                        2,473             131
   Jones Lang LaSalle*                 8,796             800
   Kansas City Life Insurance         14,200             732
   KBW*                               45,800           1,220
   KKR Financial+*                    20,400             546
   Knight Capital Group, Cl A*        16,174             285
   Lakeland Financial                  2,800              70
   LandAmerica Financial Group        33,612           2,054
   LaSalle Hotel Properties+           1,957              86
   Longview Fibre+                     8,871             185
   LTC Properties+                    44,356           1,225
   Luminent Mortgage Capital+        321,800           3,321
   Macatawa Bank                       5,344             118
   Macerich+                          36,700           3,137
   Mack-Cali Realty+                  56,700           3,098
   MAF Bancorp                        75,050           3,301
   Marlin Business Services*          34,600             750
   Marsh & McLennan                   45,499           1,430
   Max Re Capital                     31,300             751
   Medical Properties Trust+          66,000             980
   MFA Mortgage Investments+         318,100           2,475
   Midwest Banc Holdings (B)          62,700           1,461
   Mid-State Bancshares               18,982             690
   MortgageIT Holdings+               10,272             149
   Move*                             340,100           1,884
   Nara Bancorp                       87,178           1,768

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Nasdaq Stock Market*               51,900      $    2,084
   National Financial Partners        10,056             456
   National Health Investors+          7,072             237
   National Retail Properties+        36,000             859
   Nationwide Financial Services,
      Cl A                            19,699           1,024
   Nationwide Health Properties+       9,604             284
   Navigators Group*                  23,854           1,104
   NBT Bancorp                        76,300           1,888
   NewAlliance Bancshares            106,812           1,746
   Newcastle Investment+              15,373             460
   NNN Realty Ad*                    169,500           1,695
   NorthStar Realty Finance+*        115,137           1,827
   Novastar Financial+ (B)            22,300             680
   Ocwen Financial*                    8,439             127
   Odyssey Re Holdings (B)            44,100           1,555
   Ohio Casualty                      71,900           2,100
   Old National Bancorp              113,700           2,135
   Omega Healthcare Investors+         9,800             174
   optionsXpress Holdings (B)*        59,000           1,701
   Pacific Capital Bancorp             3,698             121
   Penson Worldwide*                   5,500             123
   PFF Bancorp                        65,790           2,171
   Pico Holdings*                     30,058             955
   Piper Jaffray (B)*                 48,269           3,141
   Platinum Underwriters Holdings    151,424           4,608
   PMA Capital, Cl A*                 44,091             391
   PMI Group                          19,500             845
   Portfolio Recovery Associates (B)* 66,600           3,040
   Post Properties+                   64,000           3,062
   Preferred Bank                     12,400             706
   Premierwest Bancorp                 4,835              75
   Presidential Life                  56,300           1,261
   Privatebancorp                     18,100             726
   ProAssurance*                      33,863           1,735
   Prologis+                          59,600           3,884
   Prosperity Bancshares               2,400              81
   Provident Bankshares               26,566             980
   PS Business Parks+                 29,700           2,116
   Public Storage+ (B)                44,524           4,287
   R & G Financial, Cl B              54,375             404
   Rainier Pacific Financial Group    17,510             337
   RAIT Investment Trust+ (B)        126,000           4,200
   RenaissanceRe Holdings             14,800             871
   RLI                                11,788             652
   Safety Insurance Group             40,412           2,117
   Santander BanCorp                  43,665             788
   Security Capital Assurance         27,300             691
   Selective Insurance Group          22,515           1,250
   Shore Bancshares (B)                2,800              81
   Sierra Bancorp                      1,800              55
   Signature Bank (B)*                90,624           2,914
   Simon Property Group+              51,900           5,293
   SL Green Realty+ (B)               25,800           3,489
   Smithtown Bancorp (B)               4,000             110

--------------------------------------------------------------------------------
62      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   South Financial Group              92,240     $     2,397
   Southwest Bancorp                  16,229             433
   Sterling Bancorp                   13,822             257
   Sterling Financial,
      Pennsylvania Shares              3,850              89
   Sterling Financial,
      Washington Shares (B)          117,790           3,952
   Stewart Information Services (B)   92,213           3,602
   Strategic Hotels & Resorts+       122,900           2,673
   Suffolk Bancorp                     3,100             113
   Sunstone Hotel Investors+          48,500           1,352
   Susquehanna Bancshares             58,400           1,615
   SVB Financial Group (B)*           71,300           3,385
   SWS Group                          22,434             726
   Synergy Financial Group            64,700           1,042
   Taubman Centers+                   33,700           1,667
   Taylor Capital Group               29,055           1,066
   TD Ameritrade Holding              67,662           1,188
   TD Banknorth                       53,317           1,716
   Technology Investment Capital      45,700             732
   Thomas Weisel Partners Group (B)* 113,800           2,426
   TierOne                            23,101             721
   Tower Group                        42,455           1,398
   TradeStation Group (B)*           173,700           2,534
   Trammell Crow*                     65,110           3,210
   Triad Guaranty*                    12,886             693
   Trico Bancshares                    3,700             100
   Trustmark                          38,332           1,250
   UCBH Holdings                     132,890           2,241
   UMB Financial                      46,480           1,710
   Umpqua Holdings                    44,854           1,347
   UnionBanCal                        14,701             846
   United America Indemnity, Cl A*    32,723             821
   United Bankshares                  33,700           1,300
   United Fire & Casualty             84,445           2,981
   United Security Bancshares/Fresno     800              20
   UnumProvident                      22,664             464
   Vineyard National Bancorp           4,600              99
   Virginia Commerce Bancorp (B)*     18,400             358
   Virginia Financial Group            3,050              84
   W Holding                          14,400              88
   Waddell & Reed Financial, Cl A      6,600             165
   Washington Federal                 72,280           1,680
   Washington Real Estate Investment
      Trust+                          18,850             808
   Weingarten Realty Investors+ (B)   42,400           2,023
   WesBanco                           44,700           1,459
   West Coast Bancorp                  3,000             103
   Whitney Holding                    27,163             875
   Wilshire Bancorp                   39,975             764
   Winston Hotels+                    48,743             662
   Winthrop Realty Trust+            142,200             912
   Wintrust Financial                 20,800             991
   World Acceptance (B)*              62,508           2,837

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   WR Berkley                         32,000      $    1,124
   WSFS Financial                     25,394           1,640
   Zenith National Insurance          55,695           2,571
                                                  ----------
                                                     425,088
                                                  ----------
HEALTH CARE -- 10.4%
   Abaxis*                            33,110             639
   Abraxis BioScience*                16,575             445
   Accelrys*                         138,400             839
   Adams Respiratory
      Therapeutics (B)*               10,931             430
   Advanced Magnetics*                22,717           1,266
   Affymetrix (B)*                   149,206           3,775
   Albany Molecular Research*         50,923             565
   Align Technology (B)*              61,400             806
   Alkermes*                         211,895           3,217
   Alliance Imaging*                 302,978           1,806
   Alpharma, Cl A                     94,157           2,062
   America Service Group*             29,700             473
   American Dental Partners*           4,250              75
   AMERIGROUP*                        27,944             955
   AMN Healthcare Services*           81,075           2,250
   Amsurg (B)*                       114,997           2,361
   Analogic                           22,156           1,172
   Anesiva*                           63,700             422
   Applera - Celera Genomics Group*  157,800           2,264
   Apria Healthcare Group*           109,232           2,728
   Arena Pharmaceuticals (B)*         78,800           1,017
   Ariad Pharmaceuticals (B)*        246,300           1,323
   Array Biopharma*                   80,600           1,062
   Arrow International                28,463             994
   Arthrocare*                        30,060           1,253
   Axcan Pharma*                      88,207           1,310
   Bio-Rad Laboratories, Cl A*        13,620           1,075
   Bio-Reference Labs*                24,186             588
   Biogen Idec*                       13,200             690
   Biosite (B)*                       52,184           2,548
   Bradley Pharmaceuticals (B)*       41,770             880
   Cambrex                           102,503           2,262
   Cardiome Pharma*                   54,900             637
   Cell Genesys (B)*                 277,200           1,076
   Chemed                             38,183           1,429
   CNS                                17,981             671
   Combinatorx (B)*                   45,900             416
   Community Health Systems*          40,900           1,431
   Computer Programs & Systems        32,433           1,168
   Conceptus (B)*                     81,800           1,876
   Conmed (B)*                       100,500           2,224
   Cooper (B)                         40,100           2,164
   Cross Country Healthcare*          95,400           1,894
   Cubist Pharmaceuticals (B)*       249,050           5,071
   Cutera*                            32,807             923
   CV Therapeutics (B)*              560,841           6,719
   Cynosure*                          90,636           1,524

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      63

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cypress Bioscience*               104,037      $      901
   Dade Behring Holdings               7,000             265
   Datascope                          33,808           1,145
   DexCom*                            63,700             717
   Digene (B)*                        86,065           4,398
   Dionex*                             5,443             313
   Discovery Laboratories (B)*        87,400             185
   Diversa*                           19,900             226
   DJO (B)*                           68,875           2,929
   Durect*                            64,700             303
   Eclipsys*                          21,842             462
   Emisphere Technologies (B)*        41,700             226
   Encysive Pharmaceuticals (B)*     301,400           1,820
   Enzon Pharmaceuticals (B)*         88,769             739
   eResearch Technology*              48,203             309
   Exelixis (B)*                     223,718           1,928
   Five Star Quality Care (B)*       203,811           2,073
   Flamel Technologies ADR (B)*       23,000             643
   Genesis HealthCare*                11,965             554
   Genzyme*                           18,822           1,212
   Greatbatch (B)*                    46,698           1,215
   Haemonetics*                       17,537             794
   Health Net*                        20,100             927
   HealthSpring*                     149,600           2,889
   HealthTronics (B)*                 86,874             584
   Healthways*                        10,095             464
   Hologic (B)*                       46,585           2,331
   Home Diagnostics*                 104,600           1,224
   Hooper Holmes                     143,500             482
   Human Genome Sciences (B)*        189,408           2,371
   ICU Medical*                       12,024             486
   Illumina (B)*                         200               8
   Immucor*                           70,509           1,897
   Incyte (B)*                       346,300           1,815
   InterMune (B)*                     26,089             558
   Inverness Medical Innovations*     38,396           1,498
   Ista Pharmaceuticals (B)*         156,900           1,006
   Kendle International*              41,193           1,443
   Keryx Biopharmaceuticals*          97,700           1,348
   Kindred Healthcare*                14,150             364
   Kos Pharmaceuticals*                4,143             322
   Landauer                            4,142             225
   Lemaitre Vascular*                 65,200             379
   Lexicon Genetics*                  42,100             156
   LHC Group*                          2,475              68
   Lifecell (B)*                      30,994             676
   LifePoint Hospitals*               46,539           1,615
   Luminex*                           28,100             360
   Magellan Health Services*          23,600           1,038
   Medarex (B)*                      406,900           5,489
   Medcath*                           32,481             841
   Medical Action Industries*          4,097             129
   Medical Staffing Network
      Holdings*                       81,400             476
   Medicines*                         37,402           1,068

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Medicis Pharmaceutical, Cl A       43,725      $    1,613
   Mentor (B)                         37,600           1,878
   Merge Technologies*                54,904             334
   Meridian Bioscience                12,723             310
   Merit Medical Systems*              5,502              88
   Metabolix*                         88,600           1,488
   MGI Pharma (B)*                    78,600           1,491
   Micrus Endovascular*              129,800           2,554
   Millennium Pharmaceuticals*         7,720              87
   Molecular Devices*                 35,820             756
   Molina Healthcare*                 20,773             706
   Myriad Genetics (B)*              130,807           3,977
   Nastech Pharmaceutical (B)*       154,200           2,874
   National Dentex*                   26,800             478
   Nektar Therapeutics (B)*           46,500             768
   Neurocrine Biosciences (B)*        36,300             335
   Northfield Laboratories*            8,300             127
   Noven Pharmaceuticals (B)*         72,400           1,717
   Odyssey HealthCare*               174,653           2,162
   Omnicell*                          10,944             206
   Option Care                       135,878           1,913
   OraSure Technologies (B)*          69,303             597
   Orthofix International*            13,839             602
   Owens & Minor                      62,608           1,943
   Pain Therapeutics (B)*            123,800           1,060
   Par Pharmaceutical*                52,270           1,031
   Parexel International*              4,699             130
   PDL BioPharma (B)*                 94,900           2,155
   Penwest Pharmaceuticals (B)*       61,396           1,055
   Per-Se Technologies (B)*           63,000           1,737
   Perrigo                            42,224             707
   Pharmacopeia Drug Discovery*       75,429             309
   PharmaNet Development Group*       32,127             731
   Phase Forward*                     49,345             738
   PolyMedica (B)                     60,800           2,406
   Pozen*                             23,000             378
   PRA International (B)*              8,691             252
   Profarma Distribuidora de
      Productos Farmaceuticos
      (Brazil)*                       81,300           1,035
   Progenics Pharmaceuticals*         16,900             463
   Providence Service*                54,990           1,469
   PSS World Medical*                 87,360           1,829
   Psychiatric Solutions*             64,995           2,365
   Quidel*                            18,200             248
   Radiation Therapy Services (B)*    11,748             386
   Regeneron Pharmaceuticals*         45,950             988
   Res-Care*                          62,028           1,141
   Respironics*                       11,826             426
   Rigel Pharmaceuticals*             96,300           1,058
   Savient Pharmaceuticals*           45,552             532
   Sciele Pharma (B)*                 39,600             895
   Senomyx (B)*                       19,392             261
   SonoSite*                           6,800             217
   Spectranetics*                     52,822             576

--------------------------------------------------------------------------------
64      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   STERIS                             44,657      $    1,149
   SuperGen (B)*                     166,878             793
   SurModics (B)*                     43,556           1,471
   Symbion*                          101,200           1,796
   Symmetry Medical*                  31,320             426
   Taro Pharmaceuticals
      Industries*                    107,700           1,080
   Telik (B)*                        237,200           4,035
   Tenet Healthcare*                  24,938             177
   Tercica (B)*                      124,300             612
   Theravance*                        32,909           1,030
   Triad Hospitals*                   14,032             597
   Trimeris (B)*                      11,300             130
   United Surgical Partners
      International (B)*              19,746             503
   United Therapeutics (B)*           70,907           4,128
   Universal Health Services, Cl B     6,786             375
   Valeant Pharmaceuticals
      International                   17,127             288
   Varian*                            35,275           1,555
   Ventana Medical Systems*           34,767           1,463
   Viropharma*                        43,800             675
   Vital Images*                       1,822              59
   WellCare Health Plans*             13,478             870
   West Pharmaceutical Services       76,634           3,763
   Zoll Medical (B)*                  29,782           1,544
                                                  ----------
                                                     214,770
                                                  ----------
INDUSTRIALS -- 14.0%
   ABX Air (B)*                       91,965             582
   ACCO Brands*                       20,900             531
   Accuride*                          40,900             461
   Active Power (B)*                 155,600             417
   Actuant, Cl A                      23,877           1,291
   Acuity Brands                      68,430           3,604
   Adesa                              64,400           1,701
   Advisory Board*                    52,728           2,925
   AGCO (B)*                         104,406           3,261
   Airtran Holdings*                  16,104             200
   Alaska Air Group*                  54,574           2,245
   Albany International, Cl A         86,379           2,695
   Amerco*                            19,612           1,703
   American Commercial Lines (B)*     54,673           3,791
   American Reprographics*            32,860           1,027
   American Science &
      Engineering (B)*                17,000           1,078
   American Woodmark (B)              64,370           2,510
   Ameron International               10,485             789
   AMR*                                3,500             112
   AO Smith                           55,280           1,978
   Apogee Enterprises                101,030           1,733
   Applied Industrial Technologies    34,350             978
   Aries Maritime Transport           78,900             774
   Arkansas Best                      31,895           1,209
   Armor Holdings*                    29,000           1,640
   Astec Industries*                  26,900             916

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   ASV*                               12,891      $      193
   Atlas Air Worldwide Holdings*      11,100             470
   AZZ*                                1,488              63
   Banta                              26,087             945
   Basin Water (B)*                  108,000             756
   BE Aerospace (B)*                 197,447           5,175
   Belden CDT                         26,304           1,047
   Blount International (B)*         110,900           1,303
   Briggs & Stratton                  25,443             689
   Brink's                            44,400           2,493
   Bucyrus International, Cl A        27,512           1,175
   Builders FirstSource (B)*          32,000             532
   C&D Technologies                   10,656              41
   Canadian Solar (B)*               103,700           1,253
   Casella Waste Systems, Cl A*       15,514             169
   CBIZ*                               6,826              48
   CDI                                13,600             354
   Cenveo*                            25,302             503
   Ceradyne (B)*                      61,759           3,262
   Chart Industries*                  52,900             781
   Chicago Bridge & Iron (B)          62,726           1,818
   CIRCOR International               27,030             993
   Clean Harbors*                     16,053             686
   Columbus McKinnon*                 14,966             348
   Comfort Systems USA               189,159           2,552
   Commercial Vehicle Group*          38,300             896
   COMSYS IT Partners*                16,400             302
   Con-way                            38,221           1,763
   Consolidated Graphics*             32,657           1,910
   Continental Airlines, Cl B (B)*    75,512           3,069
   Copart*                            36,300           1,097
   Corrections of America*            29,337           1,333
   CRA International*                 29,726           1,535
   Cubic                              50,122           1,113
   Curtiss-Wright                     36,350           1,292
   Danaos (B)*                        22,800             511
   Deluxe                             71,800           1,768
   Diamond Management & Technology
      Consultants (B)*               101,500           1,132
   Dynamic Materials (B)              94,600           2,724
   DynCorp International, Cl A*       84,200           1,103
   EGL*                                5,883             188
   Electro Rent*                      10,071             152
   EMCOR Group*                       42,383           2,529
   Encore Wire*                        4,695             116
   EnerSys*                            7,180             120
   EnPro Industries (B)*              36,700           1,280
   ESCO Technologies (B)*             35,700           1,582
   Esterline Technologies*            17,881             696
   Evergreen Solar (B)*               62,900             581
   Exponent*                             300               5
   ExpressJet Holdings*              128,692           1,017
   Federal Signal                     76,239           1,237
   First Consulting Group*            82,800           1,030

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      65

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   First Solar*                       37,000      $    1,047
   Flanders (B)*                     147,026           1,454
   Flint Energy Services (Canada)*    26,500           1,415
   Flowserve (B)*                     24,500           1,319
   Foster Wheeler*                    21,111           1,140
   Freightcar America (B)             56,773           3,128
   Frontier Airlines Holdings*         7,439              61
   FTI Consulting*                    46,700           1,255
   Gardner Denver*                   122,042           4,667
   GATX                               24,676           1,140
   General Cable*                    102,390           4,352
   Genesee & Wyoming, Cl A*           23,625             635
   Genlyte Group*                     29,365           2,492
   Geo Group*                         55,657           2,090
   Goodman Global*                    48,396             775
   GrafTech International (B)*       307,360           2,075
   Granite Construction               44,090           2,275
   Greenbrier                          4,216             156
   Griffon (B)*                       57,005           1,359
   Grupo Aeroportuario
      del Sureste ADR                 40,500           1,785
   Grupo TMM ADR, Cl A*               98,400             276
   H&E Equipment Services*            47,000           1,138
   Heico                              28,693             864
   Hexcel (B)*                       130,500           2,336
   HUB Group, Cl A*                  127,197           3,630
   Hudson Highland Group*             61,763           1,102
   ICF International*                125,300           2,179
   ICT Group*                          4,100             137
   IHS, Cl A*                         41,835           1,550
   IKON Office Solutions             268,047           4,334
   Infrasource Services*              34,003             735
   Innerworkings*                     67,945           1,136
   Innovative Solutions & Support*         1              --
   Insituform Technologies,
      Cl A (B)*                       31,524             811
   Ionatron*                             100              --
   Jacobs Engineering Group*           4,884             410
   JB Hunt Transport Services         29,248             640
   JetBlue Airways*                   28,800             393
   John H. Harland                    78,997           3,387
   K&F Industries Holdings*           28,500             594
   Kadant*                            43,204           1,021
   Kansas City Southern (B)*          87,935           2,379
   Kaydon                             80,023           3,197
   Kelly Services, Cl A               14,451             421
   Kenexa (B)*                        49,618           1,531
   Kennametal                         14,599             892
   Kforce*                            28,851             384
   Kirby*                             53,692           1,935
   Knight Transportation (B)          93,975           1,656
   Knoll*                            116,900           2,433
   Korn/Ferry International*          39,300             916
   Laidlaw International*             23,872             693
   Lamson & Sessions (B)*             73,200           1,574

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Lennox International               49,254      $    1,440
   Lincoln Electric Holdings          51,300           3,122
   Lydall*                            19,333             203
   Macquarie Infrastructure*          14,900             483
   Marten Transport*                  46,200             846
   McGrath Rentcorp                    7,451             235
   Mesa Air Group (B)*               124,800           1,020
   Milacron (B)*                     243,848             180
   Mine Safety Appliances              7,058             255
   Moog, Cl A*                        26,152             957
   MSC Industrial Direct, Cl A        14,900             580
   Mueller Industries                 23,484             801
   NACCO Industries, Cl A              4,245             633
   Navigant Consulting (B)*          111,300           2,120
   Navistar International (B)*       170,842           5,465
   NCI Building Systems (B)*          86,045           4,748
   Nordson                            12,700             613
   Omega Navigation Enterprises       13,800             217
   On Assignment*                      4,201              46
   Orbital Sciences*                  78,751           1,427
   Pacer International*                8,131             244
   Pall                               75,900           2,382
   PAM Transportation Services*        7,800             187
   Perini*                            63,017           2,049
   PGT (B)*                           15,100             173
   Pike Electric*                     30,100             472
   Power-One*                         52,200             382
   PW Eagle*                          13,904             475
   Quanta Services (B)*              138,099           2,531
   RailAmerica*                       52,100             831
   Railpower Technologies (Canada)*  123,400              61
   RBC Bearings*                      47,045           1,367
   Regal-Beloit                       41,702           2,132
   Republic Airways Holdings*         21,200             366
   Robbins & Myers                    50,253           2,150
   Ryder System                       63,700           3,323
   Saia*                              37,542             931
   School Specialty (B)*              40,734           1,509
   Seaspan*                           48,500           1,071
   Shaw Group*                        22,433             671
   Simpson Manufacturing (B)          66,900           2,072
   SIRVA*                             39,178             149
   Skywest                            84,038           2,121
   Spherion*                         189,477           1,364
   Standard Parking*                   3,000             113
   Standard Register                  30,402             378
   Stanley (B)*                       20,800             349
   Superior Essex*                    33,245           1,177
   TAL International Group            85,900           2,139
   Taleo, Cl A*                       67,486             876
   Tecumseh Products, Cl A (B)*       77,000           1,248
   Teledyne Technologies*             51,552           2,072
   Tennant                            16,252             472
   Terex (B)*                         21,400           1,199

--------------------------------------------------------------------------------
66      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Tetra Tech*                       146,095      $    2,549
   Titan International                16,615             316
   Tredegar                            9,837             196
   UAP Holding                        33,000             792
   United Industrial                  11,900             582
   United Rentals (B)*               101,900           2,554
   United Stationers*                 59,576           2,763
   Universal Forest Products (B)      62,902           2,934
   Universal Truckload Services*      41,000             977
   URS*                               60,939           2,691
   US Xpress Enterprises, Cl A (B)*   47,212             823
   Valmont Industries                  8,917             528
   Volt Information Sciences*         10,622             496
   Wabash National                    75,600           1,111
   Wabtec                            128,141           4,209
   Walter Industries                  26,100           1,255
   Washington Group International*    58,887           3,461
   Waste Connections (B)*             57,815           2,333
   Waste Industries USA                2,900              87
   Watson Wyatt Worldwide, Cl A      159,866           7,418
   WESCO International*               11,464             767
   Williams Scotsman International*  122,078           2,435
   Woodward Governor                  58,400           2,230
   World Air Holdings*                47,100             401
   YRC Worldwide (B)*                 42,300           1,639
                                                  ----------
                                                     289,159
                                                  ----------
INFORMATION TECHNOLOGY -- 20.4%
   24/7 Real Media (B)*              233,200           2,034
   Actel*                             53,949           1,007
   Acxiom                             13,842             345
   Adaptec*                          440,548           1,921
   ADC Telecommunications*            86,524           1,193
   Advanced Energy Industries*       111,351           1,919
   Advent Software (B)*               35,500           1,298
   Aeroflex*                         264,970           3,196
   Agilysys                           85,910           1,316
   Akamai Technologies (B)*           81,092           3,963
   Alliance Semiconductor*           116,600             436
   Allot Communications*              62,035             723
   Altera*                           129,100           2,568
   Altiris*                           58,601           1,453
   AMIS Holdings*                     45,651             493
   Amkor Technology (B)*             317,900           3,249
   Anadigics (B)*                    106,112           1,024
   Andrew*                           152,684           1,522
   Anixter International*             19,517           1,144
   Ansoft*                            72,705           2,010
   Ansys*                              5,648             265
   aQuantive (B)*                    191,257           4,571
   Ariba*                              9,800              74
   Arris Group*                      245,047           2,923
   Art Technology Group*             597,417           1,410

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Aspen Technology (B)*             117,238      $    1,143
   Asyst Technologies*               447,658           2,950
   Atmel*                            141,379             715
   ATMI*                              20,020             651
   Avanex (B)*                       237,800             473
   Avid Technology (B)*               20,735             808
   Avnet (B)*                         60,534           1,501
   Avocent (B)*                       39,254           1,365
   Axcelis Technologies*              38,304             245
   Axesstel*                         250,041             528
   BearingPoint (B)*                 170,800           1,431
   Bel Fuse, Cl B (B)                  4,500             165
   Bell Microproducts*                56,030             385
   BISYS Group*                       96,299           1,155
   Black Box                          65,645           2,811
   Blackbaud                          26,596             686
   Blackboard*                        29,844             851
   Bookham*                           29,577             119
   Borland Software*                  39,200             207
   Brightpoint*                       74,117           1,024
   Brocade Communications
      Systems (B)*                   584,002           5,402
   Brooks Automation (B)*            309,832           4,328
   C-COR*                             20,799             208
   Cabot Microelectronics*             1,804              57
   CACI International, Cl A*          30,130           1,803
   Captaris*                          27,970             204
   Checkpoint Systems*                35,137             674
   Chordiant Software*               145,690             446
   Ciber*                            312,379           2,168
   Cirrus Logic*                      54,359             379
   Citrix Systems*                    26,745             769
   CMGI*                             314,174             430
   CNET Networks (B)*                270,400           2,450
   Cogent (B)*                       113,100           1,281
   Coherent (B)*                      63,692           2,058
   Cohu                                4,288              85
   Color Kinetics*                    32,300             637
   CommScope*                        101,558           3,064
   Commvault Systems*                 95,600           1,908
   Comtech Group (B)*                 77,185           1,253
   Comtech Telecommunications*        21,070             748
   Concur Technologies (B)*           31,378             481
   Conexant Systems*                 255,700             557
   Covansys*                           2,581              59
   CPI International*                 66,800             936
   Cray*                              33,623             382
   Credence Systems*                 186,067             715
   Cree (B)*                          96,200           1,904
   CSG Systems International (B)*    168,108           4,662
   CTS                                69,600           1,063
   Cymer (B)*                         44,594           2,107
   Cypress Semiconductor*             76,218           1,325
   DealerTrack Holdings*             136,492           3,730

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      67

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Digimarc*                         136,600     $     1,231
   Digital Insight*                   68,200           2,603
   Digital River*                      2,687             158
   Digitas*                            5,239              57
   Diodes (B)*                        73,163           3,024
   Ditech Networks*                   32,370             227
   Dycom Industries (B)*              70,200           1,426
   Earthlink (B)*                    364,300           2,372
   EFJ*                              140,000             784
   Electronics for Imaging*          131,273           3,216
   Emergis (Canada)*                 373,200           1,716
   Emulex*                           185,374           3,869
   Entegris*                         131,392           1,401
   EPIQ Systems*                      73,692           1,151
   Euronet Worldwide (B)*            133,308           4,414
   Extreme Networks*                 109,737             438
   F5 Networks*                        9,499             711
   Factset Research Systems           22,300           1,179
   Fairchild Semiconductor
      International*                  94,445           1,541
   Finisar (B)*                      406,400           1,557
   Flir Systems (B)*                  59,675           1,922
   Formfactor*                        33,257           1,242
   Forrester Research*                11,660             328
   Foundry Networks*                 149,300           2,136
   Gateway*                           52,038              99
   Genesis Microchip*                  7,617              76
   Gevity HR (B)                      23,100             505
   Global Imaging Systems*            46,976           1,001
   Harmonic*                          47,705             379
   Heartland Payment Systems (B)*     31,700             900
   Hewitt Associates, Cl A*           18,956             481
   Hittite Microwave*                 30,945           1,209
   Hutchinson Technology (B)*         89,000           2,121
   Hyperion Solutions*                50,100           1,842
   i2 Technologies (B)*              120,094           2,320
   Ikanos Communications*             69,200             623
   Imation                            86,836           4,021
   Immersion (B)*                    460,648           3,234
   InFocus*                          111,700             281
   Informatica (B)*                   69,800             841
   infoUSA                            59,279             720
   Insight Enterprises*                2,100              42
   Interdigital Communications (B)*   63,200           2,019
   Intermec*                           9,151             232
   Internap Network Services (B)*     26,527             516
   International DisplayWorks*       317,600           1,998
   International Rectifier*            4,388             176
   Interwoven*                        22,438             318
   Intevac*                           56,927           1,554
   Itron (B)*                         79,312           3,806
   j2 Global Communications (B)*      45,840           1,280
   JDA Software Group*               138,700           1,983

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Juniper Networks*                  52,600      $    1,120
   Jupitermedia (B)*                 279,700           1,787
   Keane*                             97,200           1,205
   Keynote Systems*                   89,600             929
   Knot*                              33,900             935
   Komag (B)*                        104,135           4,111
   Kulicke & Soffa Industries*        90,787             744
   Lattice Semiconductor*            729,500           4,953
   Lawson Software (B)*              531,550           3,955
   LeCroy (B)*                        71,700             808
   Lightbridge*                      127,015           1,677
   Lionbridge Technologies*          388,500           2,222
   Liquidity Services*                45,200             819
   Littelfuse*                        31,313             979
   LoJack*                            86,733           1,317
   LoopNet*                           37,439             539
   LTX*                              466,227           2,429
   Macrovision*                        4,764             132
   Magma Design Automation (B)*      160,400           1,437
   Manhattan Associates*             129,034           3,742
   Mantech International, Cl A*       11,667             423
   Marchex, Cl B (B)*                309,500           4,237
   Mastec*                           175,883           1,984
   MAXIMUS                            56,048           1,640
   McAfee*                            14,800             432
   McData, Cl A*                     304,926           1,912
   Measurement Specialties*           17,700             428
   Mentor Graphics*                   84,294           1,425
   Mercury Computer Systems*          24,100             315
   Methode Electronics               118,908           1,333
   Mettler Toledo International*      17,878           1,384
   Microsemi (B)*                    181,459           3,747
   MicroStrategy, Cl A (B)*           25,561           3,028
   MKS Instruments (B)*               69,042           1,437
   MoneyGram International            25,400             775
   Monolithic Power Systems*          18,063             192
   MPS Group*                         29,504             442
   MTS Systems                        14,999             575
   Neoware*                          126,000           1,407
   Net 1 UEPS Technologies (B)*       40,199             964
   Netlogic Microsystems (B)*         32,418             691
   Novatel*                           17,461             720
   Nuance Communications (B)*        209,397           2,146
   Occam Networks*                    25,300             404
   Omnivision Technologies (B)*       88,100           1,435
   ON Semiconductor (B)*             252,900           1,629
   Online Resources (B)*              73,700             785
   Open Text*                         13,500             256
   Openwave Systems*                  25,581             215
   Opsware*                           19,000             166
   Orbotech*                          78,000           1,993
   OSI Systems (B)*                   92,000           1,747
   Palm (B)*                         140,000           1,961
   Parametric Technology*            164,504           3,185

--------------------------------------------------------------------------------
68      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Park Electrochemical                5,281      $      171
   Parkervision (B)*                 121,000           1,231
   Parkervision*                      33,000             336
   Paxar*                            102,119           2,180
   Perficient*                        25,539             446
   Perot Systems, Cl A (B)*          212,103           3,334
   Photon Dynamics*                   12,283             136
   Photronics*                       152,135           2,399
   Pixelworks*                       362,900             904
   Planar Systems*                    24,846             249
   Plantronics                        46,096             968
   Plexus*                            44,011           1,063
   PLX Technology (B)*               217,095           2,937
   PMC - Sierra (B)*                 308,300           2,346
   Polycom (B)*                      415,658          11,988
   Power Integrations*                41,988           1,170
   PowerDsine*                        80,200             896
   Powerwave Technologies (B)*       381,516           2,446
   Presstek (B)*                     125,014             751
   Quantum*                          991,500           2,340
   Quest Software*                    15,923             228
   Rackable Systems (B)*             111,946           3,986
   RADWARE*                           33,500             499
   Radyne*                            20,300             203
   RealNetworks (B)*                  98,800           1,136
   Red Hat (B)*                      274,200           4,771
   RF Micro Devices (B)*             807,700           6,227
   Richardson Electronics             48,824             488
   Rofin-Sinar Technologies*           2,958             172
   Rogers*                            20,006           1,390
   Rudolph Technologies*             126,000           2,020
   SafeNet*                           38,250             890
   Seachange International*          230,400           1,986
   Seagate Technology                 48,952           1,261
   Secure Computing*                 150,997             980
   Sigma Designs (B)*                 38,048             995
   Silicon Storage Technology*        77,295             356
   Sina*                               9,577             270
   Sirf Technology Holdings (B)*      90,600           2,769
   Skyworks Solutions*             1,229,349           8,925
   Smith Micro Software (B)*          66,790           1,069
   Solectron*                      1,367,600           4,554
   Sonus Networks (B)*               161,429           1,014
   Spatialight (B)*                  145,433             253
   Spatialight (H)*                   88,000             139
   SRA International, Cl A*            9,527             278
   Standard Microsystems*             40,471           1,290
   Startek                             1,000              14
   STATS ChipPAC ADR (B)*            116,323             978
   Stratasys (B)*                     22,147             667
   Sun Microsystems*                 226,742           1,229
   Sunpower, Cl A (B)*                15,190             567

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Supertex*                          24,142      $    1,133
   Sybase (B)*                       162,029           3,879
   SYKES Enterprises*                 80,328           1,384
   Symmetricom (B)*                  153,000           1,342
   SYNNEX*                            69,358           1,575
   Synopsys*                          48,887           1,249
   TAC Acquisition*                  342,500           1,908
   Talx                                2,334              58
   Technitrol                         31,261             859
   Tekelec (B)*                      147,214           2,370
   Tessera Technologies*              42,800           1,621
   THQ (B)*                          167,764           5,461
   TIBCO Software*                   609,400           5,674
   TNS*                                1,500              26
   Trident Microsystems (B)*          72,800           1,527
   Triquint Semiconductor*           655,500           3,304
   Tyler Technologies*                21,168             306
   Ultra Clean Holdings*              42,838             571
   Ultratech (B)*                     64,700             843
   Unisys (B)*                       278,500           2,008
   United Online (B)                 321,336           4,316
   Universal Display (B)*             58,800             725
   Utstarcom (B)*                    135,569           1,204
   Valueclick (B)*                    52,991           1,318
   Varian Semiconductor Equipment
      Associates (B)*                 69,377           2,756
   Vasco Data Security
      International (B)*              67,872             799
   Veeco Instruments*                 43,012             808
   VeriFone Holdings (B)*            141,575           4,780
   Verint Systems*                     6,259             214
   VeriSign*                          35,753             934
   Wavecom ADR*                       53,137             748
   WebEx Communications (B)*          64,695           2,323
   webMethods*                        12,402              88
   Websense*                          17,115             437
   WidePoint*                        313,500             712
   Wind River Systems*               351,400           3,763
   Wright Express*                    87,880           2,712
   Zoran*                            108,528           1,618
   Zygo*                              36,200             596
                                                  ----------
                                                     421,920
                                                  ----------
MATERIALS -- 4.8%
   ADA-ES (B)*                        27,700             460
   AEP Industries*                     5,750             296
   Airgas                             28,428           1,210
   AK Steel Holding*                 116,013           1,913
   AM Castle                           6,192             164
   Aptargroup                         54,027           3,310
   Arch Chemicals                     34,568           1,137
   Bemis                              25,495             870
   Bowater                            11,807             257

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      69

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Brush Engineered Materials*        53,913      $    1,910
   Buckeye Technologies*             182,297           2,140
   Carpenter Technology               20,521           2,192
   Century Aluminum*                  29,154           1,243
   Chemtura                           95,853             928
   Cleveland-Cliffs (B)               58,000           2,786
   Commercial Metals                  34,317             997
   Constar International*             84,198             602
   Crown Holdings*                    44,600             919
   Cytec Industries                   50,600           2,699
   Ferro                              38,250             798
   First Quantum Minerals (Canada)    52,900           2,771
   FMC                                17,106           1,212
   Grande Cache Coal (Canada)*       217,700             151
   Greif, Cl A                        48,381           4,797
   H.B. Fuller                        57,760           1,506
   Headwaters*                        59,443           1,422
   Hecla Mining*                      61,500             429
   Hercules                          253,730           4,727
   Innospec                            1,409              60
   MacDermid                          37,500           1,224
   Metal Management                   46,728           1,713
   Methanex                           40,800           1,011
   Myers Industries                  133,880           2,164
   Neenah Paper                       70,177           2,397
   NewMarket*                         26,672           1,674
   Olin                              119,837           2,005
   Olympic Steel (B)*                  8,000             208
   OM Group (B)*                      50,600           2,381
   Omnova Solutions*                  80,600             385
   Pioneer*                           21,221             573
   PolyOne*                           92,493             710
   Quanex                             99,764           3,702
   Rock-Tenn, Cl A                   158,791           4,002
   RTI International Metals*           1,260              95
   Ryerson (B)                        60,500           1,347
   Schnitzer Steel Industries, Cl A  117,499           4,796
   Schweitzer-Mauduit International   76,965           1,908
   Sensient Technologies              77,800           1,854
   Sherritt International (Canada)*  153,200           1,662
   Silgan Holdings                   107,590           4,641
   Spartech                           59,311           1,775
   Steel Dynamics (B)                120,800           3,928
   Symyx Technologies (B)*           121,875           2,664
   Texas Industries (B)               41,795           2,853
   Wellman                           141,300             497
   Westlake Chemical                  17,600             576
   Wheeling-Pittsburgh*              102,100           1,795
                                                  ----------
                                                      98,446
                                                  ----------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.9%
   Boston Communications Group*       14,208      $       29
   Broadwing*                            811              12
   Cbeyond (B)*                       31,199           1,025
   Centennial Communications*         44,200             288
   Cincinnati Bell*                  342,689           1,549
   Citizens Communications            52,909             750
   Commonwealth Telephone
      Enterprises                     13,426             559
   Consolidated Communications
      Holdings                        19,642             364
   CT Communications                  29,833             608
   Dobson Communications, Cl A*       26,190             227
   Fairpoint Communications          144,300           2,665
   Golden Telecom                     30,300           1,230
   IDT*                               27,700             374
   IDT, Cl B (B)*                     28,200             365
   NeuStar, Cl A (B)*                 31,415           1,045
   NTELOS Holdings*                    7,700             121
   Orckit Communications*             74,300             848
   Premiere Global Services*          71,000             579
   Qwest Communications
      International*                  32,557             250
   SBA Communications, Cl A (B)*     118,582           3,364
   Syniverse Holdings*                52,100             722
   Talk America Holdings*             21,466             171
   Time Warner Telecom, Cl A (B)*     42,800             781
   USA Mobility                       27,800             677
                                                  ----------
                                                      18,603
                                                  ----------
UTILITIES -- 2.8%
   AGL Resources                      34,006           1,306
   Allete                             50,609           2,360
   Atmos Energy                       39,881           1,307
   Avista                             98,189           2,644
   Black Hills                        70,339           2,512
   Cascade Natural Gas                12,916             333
   CenterPoint Energy                118,500           1,937
   Cleco                              89,978           2,306
   CMS Energy (B)*                   111,800           1,812
   El Paso Electric                   57,000           1,416
   Empire District Electric           51,226           1,231
   Energen                            15,956             724
   Great Plains Energy                15,600             493
   Hawaiian Electric Industries       15,400             417
   Idacorp                            43,473           1,738
   ITC Holdings*                      15,100             593
   Laclede Group                      25,500             933
   New Jersey Resources               68,057           3,522
   Northwest Natural Gas              26,383           1,088
   Oneok (B)                          48,546           2,099
   Ormat Technologies (B)             80,200           2,955
   Peoples Energy                     44,699           1,939
   PNM Resources                     185,952           5,709

--------------------------------------------------------------------------------
70      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Portland General Electric (B)      35,000      $      973
   Reliant Energy*                    62,003             832
   SCANA                               3,890             161
   SEMCO Energy*                      78,100             485
   SJW                                 3,800             133
   South Jersey Industries            19,798             660
   Southern Union                     71,300           1,999
   Southwest Gas                      31,245           1,173
   UGI                                20,200             569
   UIL Holdings                       39,000           1,676
   Unisource Energy                   16,858             619
   Vectren                            51,110           1,459
   Westar Energy                      98,932           2,631
   WGL Holdings                       45,280           1,497
   Wisconsin Energy                   17,168             803
                                                  ----------
                                                      57,044
                                                  ----------
Total Common Stock
   (Cost $1,698,080) ($ Thousands)                 1,987,796
                                                  ----------

CORPORATE OBLIGATIONS (C) -- 11.8%
FINANCIALS -- 11.8%
   Allstate Life Global Funding II
      MTN (A) (E)
        5.360%, 12/17/07             $ 3,815           3,815
   American General Finance
      (A) (E)
        5.350%, 12/17/07              12,027          12,027
   Bear Stearns EXL (E)
        5.360%, 12/17/07              14,764          14,764
   Countrywide Financial MTN (E)
        5.448%, 10/31/07              17,419          17,419
   Dekabank (A) (E)
        5.394%, 11/20/07              15,345          15,344
   Irish Life & Permanent MTN,
      Ser X (A) (E)
        5.360%, 12/21/07              11,032          11,031
   Islandsbanki (A) (E)
        5.370%, 04/06/07              19,492          19,492
   Jackson National Life Funding
      (A) (E)
        5.320%, 12/03/07              18,248          18,248
   Kaupthing Bank MTN (A)
        5.380%, 03/20/07              20,736          20,736
   Landsbanki Islands (A) (E)
        5.400%, 03/16/07              15,760          15,760
   Morgan Stanley EXL (E)
        5.380%, 01/04/08               2,903           2,903
   Morgan Stanley EXL, Ser S (E)
        5.340%, 12/05/07               4,147           4,147
   Natexis Banques (A) (E)
        5.300%, 12/17/07               8,087           8,086
   Nationwide Building Society
      (A) (E)
        5.424%, 10/26/07               4,562           4,562
        5.350%, 12/07/07               8,295           8,295

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Nordbank (A) (E)
        5.350%, 12/24/07             $14,101     $    14,100
   Northern Rock (A) (E)
        5.360%, 12/03/07               8,543           8,543
   Pacific Life Global Funding
      (A) (E)
        5.370%, 12/13/07               6,221           6,221
   Premium Asset Trust,
      Ser 2004-10 (A) (E)
        5.360%, 12/17/07              11,612          11,612
   SLM EXL, Ser S (A) (E)
        5.320%, 12/17/07               9,124           9,124
   Skandinav Enskilda Bank (A) (E)
        5.320%, 12/18/07               9,124           9,124
   Stanfield Victoria MTN (A)
        5.445%, 06/11/07               8,295           8,294
                                                  ----------
Total Corporate Obligations
   (Cost $243,647) ($ Thousands)                     243,647
                                                  ----------

CASH EQUIVALENT -- 3.9%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.300%**              80,876,956          80,877
                                                  ----------
Total Cash Equivalent
   (Cost $80,877) ($ Thousands)                       80,877
                                                  ----------

COMMERCIAL PAPER (C) (D) -- 2.5%
FINANCIALS -- 2.5%
   Broadhollow Funding
        5.305%, 12/07/06               4,645           4,641
   KKR Pacific Funding Trust
        5.345%, 12/27/06               8,295           8,263
        5.305%, 01/02/07               4,147           4,127
   Ocala Funding LLC
        5.320%, 12/18/06               4,147           4,137
        5.320%, 01/26/07               4,147           4,113
   Rhineland Funding Capital
        5.385%, 01/25/07               5,226           5,183
        5.364%, 12/27/06               4,147           4,131
        5.364%, 02/13/07               4,106           4,061
        5.313%, 12/12/06               2,730           2,726
   Witherspoon Funding Limited
        5.329%, 12/15/06               4,147           4,139
   Witherspoon Funding,
      Ser 2004-1A (E)
        5.330%, 03/15/07               7,158           7,158
                                                  ----------
Total Commercial Paper
   (Cost $52,679) ($ Thousands)                       52,679
                                                  ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      71

SCHEDULE OF INVESTMENTS (Unaudited)


Small Cap Fund (Concluded)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (A) (C) (E) -- 1.3%
  MORTGAGE RELATED SECURITIES -- 1.3%
   Commodore, Ser 2003-2A,
      Cl A1MM
        5.470%, 12/12/38             $ 3,816      $    3,816
   Duke Funding, Ser 2004-6B,
      Cl A1S1
        5.440%, 10/09/07               6,221           6,221
   Newcastle CDO, Ser 2005-6A,
      Cl IM1
        5.340%, 04/24/07               1,659           1,659
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl MM1
        5.350%, 02/26/07               2,464           2,464
   Saturn Ventures II
        5.380%, 02/07/07               6,679           6,679
   TIAA Real Estate CDO,
       Ser 2003 1A, Cl A1MM
        5.350%, 09/28/07               6,168           6,168
                                                  ----------
Total Asset-Backed Securities
   (Cost $27,007) ($ Thousands)                       27,007
                                                  ----------

MASTER NOTE (C) (D) -- 1.0%
   Bank of America
        5.383%, 12/01/45              20,736          20,736
                                                  ----------
Total Master Note
   (Cost $20,736) ($ Thousands)                       20,736
                                                  ----------

CERTIFICATES OF DEPOSIT (C) -- 0.8%
   Barclays Bank (E)
        5.330%, 06/11/07               4,147           4,147
   CC USA MTN (A)
        5.379%, 06/18/07               8,295           8,295
   U.S. Trust of New York (E)
        5.316%, 03/13/07               3,318           3,318
                                                  ----------
Total Certificates of Deposit
   (Cost $15,760) ($ Thousands)                       15,760
                                                  ----------

EXCHANGE TRADED FUNDS -- 0.4%
   iShares Russell 2000 Index
      Fund (B)                        34,424           2,684
   iShares Russell 2000 Value Index
      Fund                            50,000           3,985
   iShares S&P SmallCap 600 Value
      Index Fund                       6,334             477
   NASDAQ 100 Index Tracking
      Stock (B)                       11,733             517
                                                  ----------
Total Exchange Traded Funds
   (Cost $6,749) ($ Thousands)                         7,663
                                                  ----------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands   ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATION (D) (J) -- 0.1%
   U.S. Treasury Bill
        4.880%, 02/22/07             $ 1,720      $    1,701
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $1,701) ($ Thousands)                         1,701
                                                  ----------

                                     Number of
                                     Warrants
                                    ----------
WARRANTS -- 0.0%
   Infinity Bio-Energy,
      Expires 05/23/10*              793,562             381
   Parkervision (F) (G) (H) (I)*      15,750              51
   TAC Acquisition,
      Expires 06/28/10*              685,000             178
   Washington Mutual,
      Expires 12/26/50*              266,261              42
                                                  ----------
Total Warrants
   (Cost $631) ($ Thousands)                             652
                                                  ----------

REPURCHASE AGREEMENTS (C) (K) -- 4.6%
   ABN Amro
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $33,183,186
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $414,729-
     $12,441,863, 0.000%-6.000%,
     03/01/07-07/01/36; with total
     market value $33,841,868)       $33,178      $   33,178
   Barclays
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $7,061,548
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $154,694-
     $2,199,721, 2.750%-5.700%,
     12/15/06-05/27/15; with total
     market value $7,201,831)          7,061           7,061
   Deutsche Bank
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $2,824,055
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $787,155-
     $2,135,024, 0.000%-5.800%,
     05/01/07-01/27/20; with total
     market value $2,880,311)          2,824           2,824

--------------------------------------------------------------------------------
72      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $51,385,906
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $380,306-
     $64,115,492, 3.085%-8.625%,
     12/21/07-01/15/30; with total
     market value $52,406,217)       $51,378      $   51,378
                                                  ----------
Total Repurchase Agreements
   (Cost $94,441) ($ Thousands)                       94,441
                                                  ----------
Total Investments -- 122.6%
   (Cost $2,242,308) ($ Thousands)                $2,532,959
                                                  ==========


A summary of the open future contracts held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                         UNREALIZED
    TYPE OF               NUMBER OF     EXPIRATION       APPRECIATION
   CONTRACT               CONTRACTS        DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index E-Mini    524         Dec-2006           $3,055
                                                            ======

Percentages are based on Net Assets of $2,066,967 ($ Thousands).
* Non-income producing security.
** Rate shown is the 7-day effective yield as of November 30, 2006.
+ Real Estate Investments Trust
(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) This security or a partial position of this security is on loan at November 30, 2006 (See Note 9). The total value of securities on loan at November 30, 2006 was $439,023 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending (See Note 9). The total value of such securities as of November 30, 2006 was $454,271 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2006.
(F) Securities considered illiquid. The total value of such securities as of November 30, 2006 was $3,172 ($ Thousands) and represents 0.15% of Net Assets.
(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2006 was $51 ($ Thousands) and represented 0.00% of Net Assets.
(H) This security considered restricted. The total value of such securities as of November 30, 2006 was $3,172 ($ Thousands) and represents 0.15% of Net Assets.
(I) This warrant does not have a strike price or expiration date.
(J) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(K) Tri-Party Repurchase Agreement.
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series
Amounts designated as "--" are $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      73

SCHEDULE OF INVESTMENTS (Unaudited)


Small/Mid Cap Fund

November 30, 2006
--------------------------------------------------------------------------------
[Bar Chart Omitted]
Plot points as follows:

SECTOR WEIGHTINGS++:
26.6% Financials
14.9% Information Technology
11.3% Industrials
10.8% Consumer Discretionary
 8.4% Health Care
 8.0% Short-Term Investments
 4.8% Energy
 4.2% Materials
 3.2% Utilities
 2.3% Consumer Staples
 1.6% Commercial Paper
 1.0% Asset-Backed Securities
 1.0% Telecommunication Services
 0.8% Master Note
 0.6% Certificate of Deposit
 0.4% Collateralized Debt Obligations
 0.1% U.S. Treasury Obligations
 0.0% Warrants
++Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.0%
CONSUMER DISCRETIONARY -- 13.0%
   Abercrombie & Fitch, Cl A           9,994      $      674
   Advance Auto Parts                 35,700           1,271
   Amazon.com*                        26,005           1,049
   American Eagle Outfitters          25,861           1,168
   American Greetings, Cl A (B)       25,200             600
   Amerigon*                          37,148             317
   AnnTaylor Stores*                  24,076             831
   Arctic Cat                         50,400             835
   ArvinMeritor                       10,117             175
   Autoliv                            52,483           3,076
   Autonation (B)*                    26,050             537
   Barnes & Noble                     33,665           1,347
   Belo, Cl A                         42,900             781
   Benihana, Cl A*                    26,393             739
   Big Lots*                          78,977           1,762
   Black & Decker                     10,400             893
   Blockbuster, Cl A*                 68,104             358
   Blyth                               1,800              46
   Bon-Ton Stores                     13,836             517
   Books-A-Million (B)                27,480             577
   Borders Group                     109,900           2,517
   BorgWarner                         11,400             659
   Boyd Gaming                         8,519             361
   Brinker International              71,168           3,236
   Brown Shoe                         57,199           2,714
   Cablevision Systems, Cl A          70,257           1,951
   Carter's (B)*                      61,048           1,682
   Cato, Cl A                         58,500           1,389
   CBRL Group                         21,400             918
   CEC Entertainment*                  1,350              54
   Centex                              7,988             442
   Champion Enterprises*              70,254             657
   Charlotte Russe Holding*           19,591             591

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Charming Shoppes (B)*             123,911      $    1,677
   Chipotle Mexican Grill,
      Cl A (B)*                       38,800           2,248
   Circuit City Stores (B)            67,500           1,685
   Citadel Broadcasting               31,000             295
   CKX*                               46,700             571
   Coach*                             54,900           2,372
   Coldwater Creek (B)*               25,992             654
   Columbia Sportswear*                1,400              82
   Corinthian Colleges*                5,400              70
   CROCS (B)*                         77,000           3,307
   CSK Auto*                          37,000             616
   Deckers Outdoor (B)*                4,200             234
   Dick's Sporting Goods (B)*         18,220             977
   Dillard's, Cl A (B)                40,000           1,423
   Directed Electronics*               6,800              98
   Dollar Tree Stores (B)*            81,545           2,447
   Dover Downs Gaming &
      Entertainment (B)                9,600             128
   Dress Barn (B)*                    27,300             661
   DXP Enterprises*                    1,585              46
   Eastman Kodak                      16,857             439
   Eddie Bauer Holdings*             247,700           2,266
   Entercom Communications            52,171           1,406
   Focus Media Holding ADR*           29,375           2,094
   Foot Locker                        42,348             970
   Ford Motor                          7,257              59
   FTD Group*                          7,100             124
   Furniture Brands
      International (B)               48,500             835
   GameStop, Cl A (B)*                28,900           1,620
   Gentex                             42,395             702
   Getty Images*                       5,360             234
   Gildan Activewear*                 25,200           1,390
   Goodyear Tire & Rubber (B)*       154,800           2,608
   Gray Television                   200,400           1,258
   Group 1 Automotive (B)             37,255           1,900
   GSI Commerce (B)*                  94,268           1,543
   Gymboree*                          68,535           2,728
   Handleman (B)                      21,700             171
   Harman International Industries    30,071           3,123
   Harris Interactive*                63,187             303
   Hasbro                            115,316           3,085
   Haverty Furniture                  40,123             559
   Hibbett Sporting Goods*            97,620           3,077
   HOT Topic*                         72,700             971
   IAC/InterActive*                   21,480             784
   International Speedway, Cl A        3,465             180
   ITT Educational Services (B)*      17,052           1,169
   Jack in the Box*                   29,920           1,840
   Jackson Hewitt Tax Service         49,909           1,806
   Jarden (B)*                        82,941           3,067
   Jo-Ann Stores*                      1,700              34
   John Wiley & Sons, Cl A             9,910             394
   Jones Apparel Group               140,149           4,709
   Jos. A. Bank Clothiers*               441              13

--------------------------------------------------------------------------------
74      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   K2 (B)*                            78,533      $    1,062
   KB Home (B)                        18,900             977
   Kellwood                           34,124           1,066
   Kimball International, Cl B        15,894             381
   Knology*                           30,410             304
   Landry's Restaurants (B)           42,913           1,212
   Laureate Education (B)*            45,744           2,377
   Lear (B)                            7,100             220
   Life Time Fitness*                 27,300           1,346
   Lin TV, Cl A*                     114,500           1,036
   Liz Claiborne                         700              30
   LKQ (B)*                           24,597             563
   Lodgenet Entertainment*            44,506           1,053
   Maidenform Brands*                 10,000             191
   Martha Stewart Living Omnimedia,
      Cl A (B)*                       53,300           1,106
   Marvel Entertainment (B)*          44,200           1,242
   Mattel                             61,300           1,346
   Morningstar*                       29,183           1,307
   Mothers Work*                      20,119             825
   New York*                          72,474             939
   Noble International                 3,800              72
   Nutri/System (B)*                  31,800           2,196
   O'Charleys*                        15,555             313
   OfficeMax                          59,208           2,787
   Orient-Express Hotels, Cl A        44,600           1,909
   Panera Bread, Cl A (B)*            11,400             655
   Payless Shoesource*               128,314           4,002
   Penn National Gaming*              36,600           1,353
   Perry Ellis International*         42,878           1,627
   PetSmart                           20,787             615
   PF Chang's China Bistro (B)*       30,418           1,098
   Pinnacle Entertainment (B)*        43,300           1,408
   Polo Ralph Lauren                  29,900           2,338
   Pool (B)                           27,529           1,128
   Quiksilver (B)*                   257,000           3,739
   R.H. Donnelley                     45,081           2,795
   RCN*                               27,400             824
   Regal Entertainment Group,
      Cl A (B)                       149,600           3,113
   Regis                              25,500             977
   Rent-A-Center*                     81,895           2,239
   Ryland Group (B)                   18,700             986
   Saks                              105,789           2,171
   Sauer-Danfoss                      29,114             901
   Scholastic*                        29,263             975
   Shuffle Master (B)*                47,200           1,470
   Sirius Satellite Radio*            35,869             153
   Snap-On                            24,486           1,163
   Sonic (B)*                         63,200           1,484
   Sonic Automotive                   33,900             967
   Sotheby's Holdings, Cl A*           2,200              68
   Source Interlink*                   5,566              50
   Standard Motor Products            49,133             677

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Standard-Pacific                  101,679      $    2,609
   Starwood Hotels & Resorts
      Worldwide                       62,800           4,030
   Steinway Musical Instruments*       2,200              64
   Strayer Education                   2,500             275
   Stride Rite                        54,000             844
   Sunterra*                          88,866             924
   Talbots                            34,141             851
   Technical Olympic USA (B)          38,400             358
   Tempur-Pedic International (B)*    51,000           1,075
   Tiffany                            59,903           2,302
   Tim Hortons                         8,913             275
   Timberland, Cl A*                  48,000           1,500
   Town Sports International
      Holdings*                       77,327           1,258
   Trans World Entertainment*         48,100             326
   TRW Automotive Holdings*           38,219             949
   Tupperware Brands                  29,200             620
   Under Armour, Cl A (B)*            69,600           3,266
   United Auto Group (B)              24,500             575
   Urban Outfitters*                  28,100             626
   Valuevision Media, Cl A*            3,100              41
   Vertrue (B)*                        3,000             115
   VF                                 13,700           1,074
   VistaPrint (B)*                    21,877             729
   Volcom (B)*                        49,700           1,611
   Warnaco Group*                     11,180             290
   Weight Watchers International      78,300           3,832
   West Marine*                       12,357             214
   Wet Seal, Cl A (B)*                76,000             552
   Weyco Group                           500              12
   Whirlpool                          21,994           1,876
   Williams-Sonoma                     7,006             222
   Wynn Resorts (B)                   15,500           1,362
   Xerium Technologies                 7,300              74
   Yankee Candle                      22,600             770
                                                  ----------
                                                     202,113
                                                  ----------
CONSUMER STAPLES -- 2.8%
   Alliance One International*       121,063             785
   Andersons                           5,377             222
   Avon Products                      31,263           1,020
   BJ's Wholesale Club*               57,800           1,867
   Bunge                               2,372             167
   Central Garden & Pet*               5,154             269
   Chattem (B)*                        1,300              63
   Clorox                             15,305             980
   Corn Products International        14,063             511
   Del Monte Foods                    96,500           1,089
   Energizer Holdings (B)*            25,902           1,712
   Hain Celestial Group*             103,800           3,118
   Herbalife*                         28,188           1,098
   Imperial Sugar*                     1,026              24
   Lance                              82,300           1,574

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      75

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Loews - Carolina                   62,871      $    3,921
   Longs Drug Stores                  40,465           1,663
   Mannatech (B)                       9,200             137
   MGP Ingredients (B)                11,400             249
   Molson Coors Brewing, Cl B         30,457           2,165
   Nash Finch (B)                     29,994             793
   NBTY*                              76,677           2,787
   Pantry*                             6,700             328
   PepsiAmericas                      72,700           1,515
   Pilgrim's Pride (B)                86,633           2,211
   Ralcorp Holdings (B)*              38,800           1,965
   Reddy Ice Holdings                 25,463             631
   Smart & Final*                      3,700              67
   Smithfield Foods (B)*              62,486           1,648
   Spectrum Brands*                   21,455             190
   Supervalu                         175,200           6,002
   Tyson Foods, Cl A                  63,284           1,006
   UST                                29,143           1,631
                                                  ----------
                                                      43,408
                                                  ----------
ENERGY -- 5.7%
   Allis-Chalmers Energy*              3,920              83
   Arch Coal                          19,060             684
   Arlington Tankers*                 52,200           1,195
   BA Energy (Canada)*                80,500             670
   Basic Energy Services*             61,100           1,544
   Bois d'Arc Energy (B)*              2,300              35
   Bronco Drilling (B)*               89,400           1,727
   Cabot Oil & Gas                    27,250           1,693
   Cameron International (B)*         60,456           3,284
   Carrizo Oil & Gas*                 21,812             726
   Clayton Williams Energy*           16,400             648
   Complete Production Services*      71,800           1,580
   Compton Petroleum (Canada)*        62,300             659
   Comstock Resources*                30,900             943
   Consol Energy                      33,902           1,245
   Delek US Holdings                  47,300             806
   Denbury Resources (B)*             24,972             733
   Dresser-Rand Group*                38,633             935
   Encore Acquisition*                65,200           1,771
   Evergreen Energy (B)*              76,600             674
   EXCO Resources*                    37,100             545
   FMC Technologies*                  39,100           2,346
   Foundation Coal Holdings           27,500           1,021
   Gasco Energy*                      50,500             134
   Grant Prideco*                     91,100           3,992
   Harvest Natural Resources*          5,400              55
   Helix Energy Solutions
      Group (B)*                     158,311           5,823
   Hercules Offshore (B)*             41,200           1,404
   Hess                                5,330             268
   Holly                              25,516           1,378
   Hornbeck Offshore Services*         7,059             266

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Houston Exploration*               19,251      $    1,080
   Infinity Bio-Energy*              258,407           1,377
   Input/Output (B)*                  38,529             418
   Lufkin Industries                   8,400             491
   Massey Energy                       5,853             161
   Matrix Service (B)*                15,000             240
   Meridian Resource*                 73,498             261
   Na Oil Sands (Canada) (F) (H)*    160,000           1,681
   NATCO Group, Cl A*                 45,340           1,563
   Newfield Exploration*              29,798           1,483
   NS Group*                          16,400           1,085
   Oilsands Quest (B)*               251,500           1,366
   OPTI (Canada)*                    124,900           2,158
   Parallel Petroleum*                39,882             788
   Parker Drilling*                   18,350             177
   Patterson-UTI Energy               35,824             993
   Petroquest Energy*                 87,906           1,102
   Pioneer Natural Resources          53,412           2,326
   Plains Exploration & Production*  14,900              702
   Range Resources                    82,000           2,549
   Rentech (B)*                      307,800           1,237
   Rowan                              23,770             856
   SEACOR Holdings (B)*               20,700           1,949
   Southwestern Energy (B)*           62,779           2,645
   St. Mary Land & Exploration        20,200             810
   Stone Energy*                      15,700             613
   Sunoco (B)                         36,200           2,467
   Superior Energy Services*          54,338           1,770
   Swift Energy (B)*                  38,700           1,978
   SXR Uranium One (Canada)*         139,586           1,797
   Synenco Energy (Canada) (F) (H)*   12,051             177
   Synenco Energy (Canada)*           16,100             236
   Synenco Energy, Cl A (Canada)*     87,500           1,283
   Tesoro                             48,265           3,400
   Tetra Technologies (B)*           102,264           2,643
   Tidewater (B)                      13,200             730
   Trico Marine Services*                500              18
   Universal Compression Holdings*     9,619             606
   USEC                               41,595             518
   Vaalco Energy (B)*                 29,200             245
   VeraSun Energy (B)*                62,700           1,586
   Veritas DGC*                        1,919             150
   W&T Offshore                        4,200             146
   Western Refining (B)*              26,200             742
                                                  ----------
                                                      89,470
                                                  ----------
FINANCIALS -- 20.8%
   A.G. Edwards                       44,954           2,601
   Acadia Realty Trust+               44,500           1,156
   Advance America Cash Advance
      Centers                         7,000               99
   Advanta, Cl B                      35,600           1,624

--------------------------------------------------------------------------------
76      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Affiliated Managers Group (B)*     75,764      $    7,736
   Affirmative Insurance Holdings      6,700             108
   Alexandria Real Estate
      Equities+ (B)                   13,400           1,381
   AllianceBernstein Holding           1,304             100
   AMB Property+                      34,500           2,114
   AmCOMP*                           159,000           1,717
   American Financial Group          101,919           5,321
   American Home Mortgage
      Investment+ (B)                156,976           5,552
   American Physicians Capital*        6,133             245
   AmeriCredit (B)*                   59,400           1,393
   Ameris Bancorp                      1,900              53
   Amvescap ADR                       50,500           1,092
   Anchor Bancorp Wisconsin            8,462             243
   Annaly Capital Management+        125,325           1,752
   Anthracite Capital+               113,771           1,441
   Anworth Mortgage Asset+            68,300             645
   Arch Capital Group*                24,462           1,634
   Archstone-Smith Trust+             57,900           3,473
   Argonaut Group*                     4,800             163
   Aspen Insurance Holdings (B)       56,400           1,520
   Associated Banc                    43,801           1,456
   Assurant                           35,133           1,931
   Asta Funding (B)                   14,500             477
   Astoria Financial                  30,300             906
   AvalonBay Communities+ (B)         34,400           4,578
   BancFirst                           1,600              85
   Bank of Hawaii                     15,900             821
   Bank of the Ozarks (B)              2,600              85
   Bankunited Financial, Cl A (B)     89,486           2,282
   BFC Financial, Cl A*                1,400               9
   BioMed Realty Trust+ (B)           43,863           1,325
   BlackRock, Cl A                     4,542             651
   Boston Private Financial
      Holdings (B)                    52,000           1,412
   Brandywine Realty Trust+ (B)       64,800           2,278
   BRE Properties, Cl A+              23,800           1,538
   Calamos Asset Management, Cl A     47,033           1,292
   Camden Property Trust+             52,750           4,206
   Canaccord Capital (Canada)        108,900           1,592
   Capital of the West                 5,591             179
   Capital Trust, Cl A+                7,600             339
   CapitalSource+ (B)                111,253           3,028
   Cascade Bancorp (B)                 1,625              49
   Cash America International         48,635           2,147
   CB Richard Ellis Group, Cl A*      13,789             454
   Cedar Shopping Centers+            13,701             250
   Center Financial                    5,500             124
   Central Pacific Financial          51,518           1,930
   Chemical Financial                 29,400             960
   Chicago Mercantile Exchange
      Holdings                         1,617             866
   Citizens Banking                   50,400           1,353
   City Bank                          11,384             609

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   City National                      35,700      $    2,421
   Colonial BancGroup                 91,300           2,228
   Columbia Banking System             8,300             279
   Commerce Bancshares                24,045           1,168
   Commerce Group                     23,185             707
   Community Bancorp*                 18,224             554
   Community Bank System (B)          30,000             721
   CompuCredit (B)*                   49,899           1,879
   Corporate Office Properties
      Trust+ (B)                      91,800           4,563
   Corus Bankshares (B)              106,489           2,386
   Crawford, Cl B                      3,500              25
   Cullen/Frost Bankers               12,400             676
   DiamondRock Hospitality+           35,300             625
   Dime Community  Bancshares         93,547           1,316
   Dollar Financial*                  48,500           1,419
   Doral Financial                   170,024             689
   Douglas Emmett+*                  108,500           2,854
   Downey Financial                   42,273           3,077
   Dundee (Canada)+                   42,200           1,347
   Dundee Wealth Management
      (Canada)                        93,300           1,009
   E*Trade Financial*                197,600           4,756
   East West Bancorp                  56,700           2,019
   Eaton Vance                        78,122           2,492
   EMC Insurance Group                14,200             490
   Encore Capital Group* 3,400 47
   Endurance Specialty Holdings (B)   48,927           1,836
   Entertainment Properties Trust+    23,403           1,421
   Equity Inns+ 18,900 308
   Equity Office Properties
      Trust+ (B)                      83,400           4,020
   Equity Residential+ (B)            63,800           3,398
   Essex Property Trust+ (B)         15,200            2,007
   Extra Space Storage+              112,900           2,080
   Ezcorp, Cl A*                       4,900             229
   Federal Realty Investment Trust+   30,500           2,598
   Federated Investors, Cl B          39,051           1,296
   FelCor Lodging Trust+ (B)          47,700           1,050
   Financial Federal                  18,800             521
   First Cash Financial Services*    128,235           2,620
   First Financial Holdings            1,600              60
   First Horizon National             34,700           1,383
   First Industrial Realty
      Trust+ (B)                       7,100             357
   First Marblehead                    4,688             351
   First Mercury Financial*           46,400             979
   First Midwest Bancorp              20,500             764
   First Niagara Financial Group     181,000           2,601
   First Regional Bancorp*             3,000             101
   First Republic Bank                33,600           1,348
   FirstFed Financial (B)*            64,470           4,192
   FNB (Virginia) 600 23
   Forest City Enterprises, Cl  A     37,700           2,196
   Fremont General (B)                31,200             531

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      77

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Friedman Billings Ramsey Group,
      Cl A+ (B)                       61,700           $ 483
   Frontier Financial (B)             10,000             300
   Gluskin Sheff + Associates
      (Canada)*                       74,400           1,009
   GMP Capital*                       13,300             251
   GMP Capital Trust (Canada)*         6,500             123
   Gramercy Capital+                   6,600             185
   Great Southern Bancorp              1,200              35
   Greene County Bancshares            1,600              62
   Greenhill (B) 34,400 2,398
   Grubb & Ellis Realty Advisors*    200,000           1,220
   Hanmi Financial                    15,200            332
   Hanover Insurance Group            53,976           2,557
   Harbor Florida Bancshares             600              26
   HCC Insurance Holdings (B)         32,750             989
   Health Care Property
      Investors+ (B)                  66,600           2,416
   Hersha Hospitality Trust+         143,900           1,661
   Highbury Financial (B)*            28,400             168
   Highbury Financial Units*          63,600             601
   Highland Hospitality+              36,600             519
   Highwoods Properties+              19,200             783
   Home Bancshares                    39,500             877
   Horace Mann Educators              70,000           1,415
   Hospitality Properties Trust+ (B)  89,071          4,470
   Host Hotels & Resorts+ (B)         81,900           2,066
   HRPT Properties Trust+            169,700           2,133
   Huntington Bancshares              85,200           2,071
   IMPAC Mortgage Holdings+ (B)       59,700              586
   IndyMac Bancorp                    76,147           3,499
   Innkeepers USA Trust+              44,000             704
   Intervest Bancshares*               5,300             185
   Investment Technology Group*       28,100           1,054
   Irwin Financial                    33,700             742
   iStar Financial+                   31,614           1,479
   ITLA Capital                        4,199            223
   Jefferies Group                    67,200           1,948
   Jones Lang LaSalle*                 5,332             485
   Kansas City Life Insurance         16,000             825
   KBW (B)*                           50,400           1,342
   Knight Capital Group, Cl A*        37,089             653
   LandAmerica Financial Group        24,700           1,509
   LaSalle Hotel Properties+          31,600           1,394
   Legg Mason                          1,522             145
   Longview Fibre+                    10,675             222
   LTC Properties+                     5,500             152
   Macerich+                          45,500           3,889
   Mack-Cali Realty+                  45,800           2,503
   MAF Bancorp                         3,504             154
   Marsh & McLennan                   49,586           1,558
   MCG Capital                       117,600           2,298
   Medical Properties Trust+           6,000              89
   MetroCorp Bancshares                1,000              22

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   MFA Mortgage Investments+         145,900         $ 1,135
   MGIC Investment                    39,720           2,302
   Mid-State Bancshares                6,000             218
   Move*                             256,300           1,420
   Nara Bancorp                       10,600             215
   Nasdaq Stock Market*               50,500           2,028
   National Financial Partners           400              18
   National Retail Properties+ (B)     8,600             205
   Nationwide Financial Services,
      Cl A (B)                        68,294           3,551
   Navigators Group*                   7,809             361
   New York Community Bancorp        192,715           3,114
   Newcastle Investment+              12,174             365
   NNN Realty Ad*                    135,000           1,350
   Nuveen Investments, Cl A           56,200           2,789
   Nymex Holdings (B)*                10,303           1,191
   Ocwen Financial*                   49,867             751
   Odyssey Re Holdings                29,004           1,023
   Old National Bancorp               50,500             948
   Omega Healthcare Investors+        30,600             542
   OneBeacon Insurance Group*         24,100             663
   Pacific Capital Bancorp             3,826             125
   Penson Worldwide*                   3,900              88
   Peoples Bancorp                     1,710              49
   PFF Bancorp                        35,000           1,155
   Philadelphia Consolidated
      Holding (B)*                    19,300             860
   Piper Jaffray*                     49,321           3,209
   Platinum Underwriters Holdings     82,310           2,505
   PMI Group                          25,604           1,109
   Portfolio Recovery
      Associates (B)*                 55,900           2,552
   Post Properties+                   48,400           2,315
   Preferred Bank                      3,600             205
   Premierwest Bancorp                 2,520              39
   Presidential Life (B)              20,700             463
   Prologis+                          48,900           3,187
   Prosperity Bancshares               1,600              54
   PS Business Parks+                  7,300             520
   Public Storage+ (B)                36,654           3,529
   Radian Group                       34,500           1,836
   RAIT Investment Trust+ (B)         35,900           1,197
   Reinsurance Group of America (B)   15,500             855
   Safeco (B)                         33,800           2,047
   Safety Insurance Group             17,377             910
   Selective Insurance Group           2,100             117
   Sierra Bancorp                      1,000              31
   Signature Bank*                     9,200             296
   Simon Property Group+ (B)          42,800           4,365
   SL Green Realty+ (B)               21,300           2,881
   Smithtown Bancorp (B)               1,300              36
   South Financial Group              70,292           1,827
   Southwest Bancorp                   4,996             133
   St. Joe                            42,171           2,361
   Stancorp Financial Group           22,500           1,022

--------------------------------------------------------------------------------
78      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sterling Bancorp                    2,300      $       43
   Sterling Financial, Washington
      Shares                          43,052           1,444
   Stewart Information Services       13,600             531
   Strategic Hotels & Resorts+ (B)   101,000           2,197
   Suffolk Bancorp                     1,500              54
   Sunstone Hotel Investors+          30,400             848
   SVB Financial Group (B)*           50,000           2,374
   T Rowe Price Group                  4,844             210
   Taubman Centers+ (B)               27,800           1,375
   Taylor Capital Group               12,646             464
   TCF Financial                     156,185           4,080
   TD Ameritrade Holding              34,699             609
   TD Banknorth                       68,315           2,198
   TierOne                            12,722             397
   Trammell Crow*                      6,398             315
   Transatlantic Holdings              2,598             161
   Triad Guaranty*                    18,170             978
   Trico Bancshares                    6,700             181
   Trustmark                          54,300           1,771
   UCBH Holdings                      44,873             757
   Umpqua Holdings (B)                30,300             910
   United Bankshares                  38,400           1,481
   United Fire & Casualty             32,817           1,158
   United PanAm Financial*             1,100              13
   United Security Bancshares/Fresno     600              15
   Unitrin                            37,200           1,820
   Universal American Financial*      80,100           1,502
   UnumProvident (B)                 111,403           2,282
   Vineyard National Bancorp           1,300              28
   Waddell & Reed Financial, Cl A     21,500             536
   Washington Federal                 38,162             887
   Washington Trust Bancorp            4,139             116
   Webster Financial                  21,446           1,024
   Weingarten Realty Investors+ (B)   35,100           1,675
   Westamerica Bancorporation         25,561           1,266
   Whitney Holding                     7,000             226
   Wilshire Bancorp                    7,800             149
   Winston Hotels+ (B)                79,600           1,081
   Winthrop Realty Trust+            113,000             724
   Wintrust Financial                 27,200           1,295
   World Acceptance (B)*              23,447           1,064
   WSFS Financial                      1,400             90
   Zenith National Insurance          18,200             840
                                                  ----------
                                                     324,438
                                                  ----------
HEALTH CARE -- 10.1%
   Abaxis*                            16,923             327
   Abraxis BioScience*                27,445             736
   Adams Respiratory
      Therapeutics (B)*                5,802             228
   Advanced Magnetics*                25,781           1,436
   Advanced Medical Optics*            3,100             109
   Affymetrix (B)*                   107,812           2,728

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Air Methods*                        8,331      $      219
   Albany Molecular Research (B)*     66,638             740
   Alkermes (B)*                     174,465           2,648
   Alpharma, Cl A                     59,954           1,313
   American Dental Partners*           5,869             104
   American Medical Systems
      Holdings*                       16,391             282
   AMERIGROUP*                        51,624           1,765
   Amsurg*                            74,826           1,536
   Amylin Pharmaceuticals*             3,262             130
   Analogic                            2,380             126
   Applera - Celera Genomics Group*   75,200           1,079
   Apria Healthcare Group (B)*        70,400           1,758
   Arena Pharmaceuticals (B)*         59,500             768
   Ariad Pharmaceuticals (B)*        196,600           1,056
   Array Biopharma*                   64,200             846
   Arrow International                32,517           1,136
   Axcan Pharma*                     115,057           1,709
   Bausch & Lomb                       8,299             402
   Beckman Coulter                     6,665             396
   Bio-Reference Labs*                 8,023             195
   Biogen Idec*                        6,811             356
   Biosite (B)*                       35,500           1,733
   Cardiome Pharma*                   53,100             616
   Cephalon (B)*                      87,047           6,516
   Cerner (B)*                        31,600           1,519
   Chemed                             12,227             458
   Community Health Systems*          92,888           3,251
   Computer Programs & Systems        36,594           1,317
   Cooper (B)                         19,500           1,052
   Corvel*                             9,315             533
   Covance (B)*                       19,672           1,178
   Cubist Pharmaceuticals*            98,000           1,995
   CV Therapeutics (B)*              262,531           3,145
   Cynosure*                          82,179           1,381
   Cytyc (B)*                         70,490           1,848
   Dade Behring Holdings              91,114           3,450
   DaVita*                            20,200           1,075
   Dendreon (B)*                      63,100             271
   Dentsply International             20,736             662
   Depomed (B)*                      115,800             391
   DJO*                               44,700           1,901
   Eclipsys*                           8,700             184
   Edwards Lifesciences*              17,695             811
   Emdeon (B)*                       132,300           1,568
   Encysive Pharmaceuticals (B)*     194,300           1,174
   Endo Pharmaceuticals Holdings*     98,851           2,680
   Enzon Pharmaceuticals (B)*         85,445             712
   eResearch Technology (B)*         161,400           1,036
   Exelixis*                         137,300           1,184
   Express Scripts*                   34,100           2,326
   Gen-Probe*                          5,305             259
   Genzyme*                           13,700             882

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      79

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Greatbatch (B)*                    10,654      $      277
   HealthSpring*                     101,800           1,966
   HealthTronics (B)*                 11,400              77
   Hillenbrand Industries (B)          3,700             214
   Hologic (B)*                       66,688           3,336
   Human Genome Sciences (B)*        192,067           2,405
   ICU Medical (B)*                   18,170             734
   Idexx Laboratories (B)*             6,423             544
   ImClone Systems (B)*               13,000             389
   Immucor*                           63,813           1,717
   IMS Health                         19,430             534
   Incyte (B)*                       204,000           1,069
   Inverness Medical Innovations*     12,000             468
   Invitrogen (B)*                    44,664           2,457
   Kendle International*               1,700              60
   Kindred Healthcare*                38,480             990
   Kinetic Concepts*                  46,900           1,702
   King Pharmaceuticals (B)*         217,200           3,590
   Lifecell (B)*                      40,900             892
   Lincare Holdings*                  34,100           1,285
   Luminex*                           14,700             188
   Magellan Health Services*          42,100           1,852
   Manor Care                         53,300           2,533
   Matria Healthcare*                  5,511             161
   Medarex*                          303,000           4,087
   Medcath*                           19,312             500
   Medicis Pharmaceutical, Cl A        9,259             341
   Mentor (B)                         28,600           1,429
   Merge Technologies*                67,519             411
   Meridian Bioscience                 8,464             206
   Metabasis Therapeutics*            13,939             105
   MGI Pharma (B)*                    75,800           1,438
   Micrus Endovascular*              143,100           2,816
   Millennium Pharmaceuticals*        28,799             324
   Molecular Devices*                  6,600             139
   Molina Healthcare*                  9,551             325
   Mylan Laboratories                  4,500              91
   Nastech Pharmaceutical (B)*       145,600           2,714
   Nighthawk Radiology
      Holdings (B)*                   24,400             530
   Noven Pharmaceuticals*             57,605           1,366
   Odyssey HealthCare*               107,970           1,337
   Omnicare                           12,600             500
   Omnicell*                          11,190             210
   Option Care                        56,500             796
   Pain Therapeutics (B)*             43,300             371
   Par Pharmaceutical*                 6,897             136
   PDL BioPharma (B)*                106,800           2,425
   Penwest Pharmaceuticals (B)*       69,707           1,198
   PerkinElmer                        60,600           1,313
   Perrigo                            36,758             616
   PharmaNet Development Group*       17,633             401
   Phase Forward (B)*                 56,373             843
   PolyMedica (B)                     42,800           1,694

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Pozen*                             19,900      $      327
   PRA International*                  2,200              64
   Profarma Distribuidora de
      Productos Farmaceuticos
      (Brazil)*                       64,700             824
   Progenics Pharmaceuticals*          9,500             260
   Quidel*                            31,106             423
   Resmed*                             8,557             428
   Respironics*                       23,771             857
   Rigel Pharmaceuticals*            101,700           1,118
   Savient Pharmaceuticals*           55,669             650
   Sciele Pharma (B)*                115,500           2,611
   SuperGen (B)*                     189,289             899
   SurModics (B)*                     12,800             432
   Symbion*                           68,500           1,216
   Techne (B)*                        27,281           1,467
   Telik (B)*                        198,300           3,373
   Tenet Healthcare*                  83,795             594
   Theravance*                        37,203           1,164
   United Therapeutics (B)*           54,700           3,185
   Universal Health Services, Cl B    12,513             691
   Valeant Pharmaceuticals
      International                   13,592             228
   Vertex Pharmaceuticals*             8,400             372
   Viropharma*                        30,700             473
   Waters*                            10,028             502
   Watson Pharmaceuticals*            41,895           1,075
   WellCare Health Plans*             18,421           1,189
   West Pharmaceutical Services       49,615           2,436
   Zoll Medical*                      22,152           1,149
                                                  ----------
                                                     157,345
                                                  ----------
INDUSTRIALS -- 13.5%
   AAR*                               38,800           1,032
   ABX Air*                           12,027              76
   ACCO Brands*                       16,400             416
   Actuant, Cl A                       8,785             475
   Acuity Brands                      57,072           3,006
   Advisory Board*                    22,753           1,262
   AGCO (B)*                          87,007           2,717
   Alaska Air Group*                  91,819           3,777
   Albany International, Cl A         32,746           1,022
   Alexander & Baldwin                 8,412             371
   Alliant Techsystems*               25,375           1,962
   Allied Waste Industries (B)*       73,600             933
   Amerco*                             9,638             837
   American Commercial Lines (B)*     32,903           2,281
   American Power Conversion          17,930             544
   American Science & Engineering (B)* 4,100             260
   American Woodmark (B)              45,174           1,761
   Ametek                             52,541           1,713
   AMR*                               17,349             554
   AO Smith                           50,457           1,806
   Aries Maritime Transport           95,800             940
   Arkansas Best                      20,367             772

--------------------------------------------------------------------------------
80      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Armor Holdings*                    23,000      $    1,301
   ASV*                                2,500              37
   Badger Meter                        5,311             138
   BE Aerospace*                      66,413           1,741
   Blount International*              70,700             831
   Brink's                            53,800           3,020
   Bucyrus International, Cl A        30,750           1,313
   Builders FirstSource (B)*          19,300             321
   C&D Technologies                   18,640              72
   Central Parking                    40,761             744
   Cenveo*                            13,833             275
   Chicago Bridge & Iron (B)          71,150           2,062
   Clean Harbors*                        560              24
   Columbus McKinnon*                 13,390             311
   Comfort Systems USA                36,378             491
   COMSYS IT Partners*                 5,000              92
   Con-way                            33,749           1,557
   Consolidated Graphics (B)*         13,700             801
   Continental Airlines, Cl B (B)*    63,397           2,576
   Copart*                            44,100           1,332
   Corporate Executive Board (B)      26,300           2,489
   Corrections of America (B)*        44,931           2,042
   Covanta Holding*                    6,778             150
   Cummins                            25,646           3,075
   Curtiss-Wright                     68,402           2,432
   Deere                               5,158             495
   Deluxe                             12,400             305
   Dun & Bradstreet*                  27,166           2,234
   Dynamic Materials                  82,800           2,385
   DynCorp International, Cl A (B)*   65,000             852
   EMCOR Group*                       41,186           2,458
   Energy Conversion Devices (B)*     18,800             718
   EnerSys*                            4,147              69
   EnPro Industries*                  28,500             994
   Equifax                            38,739           1,472
   Essex*                             59,100           1,407
   ExpressJet Holdings*              191,092           1,510
   Flint Energy Services (Canada)*    21,000           1,121
   Fluor                               1,936             169
   Foster Wheeler*                    46,459           2,508
   Freightcar America (B)             26,500           1,460
   Gardner Denver*                    74,230           2,839
   GATX                               18,072             835
   General Cable*                     43,413           1,845
   General Electric                   12,148             429
   Genlyte Group (B)*                 24,571           2,085
   Geo Group*                         10,869             408
   Global Cash Access*               143,000           2,292
   Goodrich                           42,903           1,931
   GrafTech International (B)*       273,100           1,843
   Granite Construction               72,808           3,757
   Griffon (B)*                       24,600             586

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Grupo Aeroportuario
      del Sureste ADR                 36,200      $    1,596
   H&E Equipment Services (B)*        36,400             882
   Herman Miller                      64,700           2,272
   Hertz Global Holdings*             82,300           1,317
   Honeywell International             7,140             307
   Hudson Highland Group*              9,507             170
   Huron Consulting Group*             7,100             292
   ICF International*                 80,766           1,405
   IKON Office Solutions             249,753           4,039
   Infrasource Services*              38,840             839
   Innerworkings*                     76,467           1,279
   Jacobs Engineering Group*          33,012           2,769
   JB Hunt Transport Services (B)     63,900           1,399
   John H. Harland                    33,800           1,449
   Joy Global                        156,550           6,873
   Kaman                               9,779             226
   KBR (B)*                           36,500             808
   Kenexa (B)*                        23,418             722
   Kennametal                         57,236           3,496
   Kforce*                             8,768             117
   Kirby*                             52,411           1,889
   Knoll*                             87,500           1,821
   Ladish*                             8,619             291
   Lamson & Sessions (B)*             39,500             849
   Landstar System                     2,700             122
   Lennox International               30,900             904
   Lincoln Electric Holdings           8,184             498
   Manpower                           11,949             848
   McGrath Rentcorp                    4,300             135
   Monster Worldwide*                 36,900           1,611
   Moog, Cl A*                        36,740           1,344
   MSC Industrial Direct, Cl A        39,200           1,525
   Mueller Industries (B)             39,900           1,361
   NACCO Industries, Cl A              1,951             291
   Navistar International*            11,974             383
   NCI Building Systems*              22,800           1,258
   Oshkosh Truck                      20,690             993
   Pacer International*                4,412             132
   PAM Transportation Services*        4,600             110
   Pentair                             7,328             233
   Perini*                            14,171             461
   Quanta Services*                  111,395           2,042
   RailAmerica*                        7,500             120
   Railpower Technologies (Canada)*   38,900              19
   Regal-Beloit                       54,479           2,786
   Republic Services                  56,100           2,327
   Robbins & Myers                    28,674           1,227
   Robert Half International          57,300           2,211
   Roper Industries                   43,600           2,237
   Ryder System                       44,393           2,316
   Saia*                              30,084             746
   SAIC*                              21,100             400

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      81

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sequa, Cl A*                          546      $       62
   Shaw Group*                        31,929             954
   Simpson Manufacturing (B)          31,400             972
   SIRVA*                              8,235              31
   Sitel*                             23,880              99
   Skywest                             1,900              48
   Spirit Aerosystems Holdings*       60,558           1,765
   SPX                                36,700           2,243
   Standard Parking*                   7,314             277
   Standard Register                  24,122             300
   Stanley (B)*                       24,634             413
   Steelcase, Cl A                    51,564             913
   Stericycle*                         3,105             225
   Sun Hydraulics                        200               4
   Superior Essex*                    14,578             516
   Swift Transportation*              25,200             715
   TAL International Group            69,500           1,731
   Teleflex                           18,296           1,182
   Terex (B)*                         22,400           1,255
   Thomas & Betts*                    25,400           1,317
   Timken                             10,900             324
   UAL*                                7,252             294
   United Industrial (B)               3,300             161
   United Rentals (B)*               105,100           2,634
   United Stationers*                 34,635           1,606
   United Technologies                 9,831             634
   Universal Forest Products (B)      13,500             630
   URS*                               58,059           2,564
   USG*                                6,800             379
   UTI Worldwide                      65,800           1,961
   Valley National Gases                 700              18
   Volt Information Sciences*         25,655           1,197
   Wabtec                            114,610           3,765
   Walter Industries                  50,450           2,426
   Washington Group
      International (B)*              62,732           3,687
   Waste Connections*                 27,404           1,106
   Watson Wyatt Worldwide, Cl A       33,600           1,559
   WESCO International*               38,700           2,589
   Williams Scotsman International*   92,935           1,854
   Woodward Governor                  52,900           2,020
   YRC Worldwide (B)*                 40,500           1,569
                                                  ----------
                                                     210,497
                                                  ----------
INFORMATION TECHNOLOGY -- 17.9%
   24/7 Real Media (B)*              176,800           1,542
   Actel*                             12,826             239
   Activision (B)*                   187,580           3,198
   Acxiom                              2,370              59
   Adaptec*                          342,400           1,493
   ADC Telecommunications*            59,372             819
   Advanced Energy Industries (B)*    40,000             689
   Advanced Micro Devices*             6,170             133
   Advent Software (B)*               33,900           1,239

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Agere Systems*                     94,400      $    1,692
   Agilent Technologies*               3,247             103
   Akamai Technologies (B)*           97,741           4,777
   Altera (B)*                       273,700           5,444
   Altiris*                            2,100              52
   Amdocs*                            98,200           3,786
   AMIS Holdings*                     25,301             273
   Amkor Technology (B)*             141,228           1,443
   Andrew*                           292,202           2,913
   Anixter International*              2,534             149
   aQuantive (B)*                    161,810           3,867
   Ariba*                              7,300              55
   Arris Group*                       94,426           1,127
   Art Technology Group*             630,005           1,487
   Aspen Technology (B)*              82,024             800
   Asyst Technologies*               259,196           1,708
   ATMI*                              22,619             735
   Avaya*                            269,200           3,440
   Avid Technology (B)*               23,498             916
   Avnet*                            158,090           3,919
   Avocent*                            1,032              36
   AVX                                62,833             976
   Baidu.com ADR (B)*                  6,306             730
   Benchmark Electronics*              5,516             134
   Black Box                          24,000           1,028
   Blackbaud                          13,548             349
   Blackboard (B)*                    70,004           1,995
   BMC Software (B)*                  70,600           2,299
   Brightpoint*                      126,971           1,753
   Broadcom, Cl A*                    11,442             376
   Brooks Automation (B)*            199,900           2,793
   CA                                  1,900              41
   CACI International, Cl A*          34,374           2,057
   Carrier Access*                    55,721             348
   Ceridian*                           7,400             181
   CheckFree (B)*                     81,843           3,422
   Checkpoint Systems*                33,659             646
   Cirrus Logic*                      59,198             413
   Citrix Systems*                    66,860           1,922
   CNET Networks (B)*                204,100           1,849
   Cogent (B)*                       102,900           1,166
   Cohu                                2,000              40
   CommScope*                         40,724           1,229
   Concur Technologies (B)*           44,342             680
   Convergys*                        171,200           4,129
   CPI International*                  3,600              50
   Credence Systems*                 242,222             930
   Cree (B)*                          74,964           1,484
   CSG Systems International (B)*    116,960           3,243
   CTS                               105,359           1,610
   Cymer (B)*                         81,120           3,833
   Cypress Semiconductor*            120,649           2,098
   DealerTrack Holdings*              49,499           1,353

--------------------------------------------------------------------------------
82      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Digimarc*                          41,300      $      372
   Digital Insight*                    5,600             214
   Diodes*                            18,337             758
   Earthlink (B)*                     72,600             473
   EFJ*                               91,300             511
   Electronics for Imaging*           92,078           2,256
   Emergis (Canada)*                 242,600           1,115
   Emulex*                            40,000             835
   EPIQ Systems (B)*                  70,352           1,099
   eSpeed, Cl A*                       6,900              65
   Euronet Worldwide*                 29,693             983
   Extreme Networks*                  41,403             165
   F5 Networks*                       31,771           2,377
   Factset Research Systems            8,700             460
   Fair Isaac                         34,197           1,423
   FEI*                                6,900             168
   Flextronics International*        363,600           4,090
   Flir Systems*                      14,325             461
   Forrester Research*                14,128             397
   Foundry Networks*                 103,700           1,484
   Global Imaging Systems*            19,700             420
   Global Payments                    40,600           1,859
   Greenfield Online*                 36,220             460
   Hewitt Associates, Cl A*           74,072           1,881
   Hutchinson Technology (B)*         78,300           1,866
   Hyperion Solutions*                25,150             925
   i2 Technologies (B)*               78,818           1,522
   Ikanos Communications*              5,100              46
   Imation                            69,357           3,212
   Informatica (B)*                   66,500             801
   infoUSA                            11,600             141
   Ingram Micro, Cl A*                24,229             494
   Integrated Device Technology (B)*  99,098           1,635
   Integrated Silicon Solutions*      16,456             102
   Interdigital Communications (B)*   57,300           1,831
   Intermec*                           7,753             197
   Internap Network Services (B)*     43,872             853
   International Rectifier*            3,689             148
   Intersil, Cl A                     49,100           1,216
   Interwoven*                        65,427             927
   Intevac*                           45,849           1,251
   Itron (B)*                         32,594           1,564
   Jack Henry & Associates            31,500             689
   JDA Software Group*               110,600           1,582
   Juniper Networks*                  72,521           1,544
   Jupitermedia (B)*                 185,300           1,184
   Komag (B)*                         76,888           3,036
   Kulicke & Soffa Industries*         5,500              45
   L-1 Identity Solutions (B)*        20,641             346
   Lattice Semiconductor*            333,100           2,262
   Lawson Software*                  231,459           1,722
   Lexmark International, Cl A*       40,043           2,762

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Lightbridge*                      114,970      $    1,518
   Littelfuse (B)*                    12,900             404
   LoJack*                             3,900              59
   LoopNet*                           42,523             612
   LSI Logic*                        162,300           1,730
   Magma Design Automation*            9,800              88
   Manhattan Associates*              15,100             438
   Mastec*                            66,696             752
   Mattson Technology*                11,800             112
   MAXIMUS                            38,600           1,129
   McAfee*                            29,273             855
   McData, Cl A*                     170,350           1,068
   Mentor Graphics*                  101,297           1,713
   Methode Electronics                18,245             205
   Mettler Toledo International*      39,599           3,066
   Micros Systems*                    19,235             979
   Microsemi (B)*                    134,200           2,771
   MicroStrategy, Cl A (B)*            6,271             743
   MKS Instruments (B)*               84,630           1,761
   Monolithic Power Systems*          24,936             266
   MTS Systems                         6,113             234
   Napco Security Systems*                 1              --
   National Semiconductor              1,500              36
   NCR*                               45,400           1,948
   Net 1 UEPS Technologies (B)*       45,767           1,097
   Novatel*                           19,734             814
   Novellus Systems (B)*              33,117           1,034
   Nuance Communications (B)*        129,200           1,324
   Omnivision Technologies (B)*       42,100             686
   ON Semiconductor (B)*             161,700           1,041
   OSI Systems (B)*                   77,300           1,468
   Palm*                              75,500           1,058
   Parametric Technology*             94,311           1,826
   Parkervision (B)*                  47,500             483
   Parkervision*                      58,000             590
   Paxar*                             28,928             618
   Perot Systems, Cl A*              236,092           3,711
   Photronics*                        49,199             776
   Pixelworks*                       146,300             364
   Plexus*                            43,941           1,061
   PMC - Sierra (B)*                 253,300           1,928
   Polycom (B)*                      305,848           8,821
   Power Integrations*                47,544           1,325
   Presstek*                           6,900              41
   Rackable Systems (B)*              82,217           2,928
   Radyne*                            12,500             125
   RealNetworks (B)*                  70,700             813
   Red Hat (B)*                      204,900           3,565
   RF Micro Devices (B)*             439,700           3,390
   Sabre Holdings, Cl A              174,834           4,796
   Salesforce.com (B)*                33,400           1,303
   Sanmina-SCI*                       79,621             295
   Satyam Computer Services ADR (B)   73,100           1,707

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      83

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Seachange International*           80,500      $      694
   Sigma Designs (B)*                 42,989           1,124
   Silicon Storage Technology*       212,319             979
   SkillSoft ADR*                    133,063             832
   Skyworks Solutions*               374,671           2,720
   Solectron*                        669,600           2,230
   Sonic Solutions*                   39,500             622
   Sonus Networks (B)*               183,235           1,151
   Spatialight (B)*                  126,367             220
   Spatialight (H)*                   59,000              93
   Standard Microsystems*              3,064              98
   Stratasys (B)*                     25,194             758
   Sun Microsystems*                 259,709           1,408
   Sunpower, Cl A (B)*                53,066           1,980
   Sybase (B)*                       132,058           3,161
   Synchronoss Technologies (B)*      66,462             994
   SYNNEX*                            48,085           1,092
   Synopsys (B)*                     101,608           2,596
   Syntel                             58,745           1,734
   TAC Acquisition*                  181,100           1,009
   Tech Data*                         25,834           1,080
   Technitrol                         13,200             363
   Tektronix                           1,085              33
   Tellabs*                          166,300           1,670
   Teradyne (B)*                      62,597             933
   THQ (B)*                           92,300           3,004
   TIBCO Software*                   394,800           3,676
   Total System Services               2,138              56
   Trident Microsystems (B)*          85,519           1,794
   Unisys*                            23,498             169
   United Online (B)                 189,200           2,541
   Valueclick*                        59,871           1,489
   Veeco Instruments*                 24,400             458
   VeriSign*                          81,113           2,118
   Vishay Intertechnology*            97,000           1,271
   WebEx Communications (B)*          35,425           1,272
   Websense*                           7,200             184
   Western Digital (B)*              165,700           3,400
   Wind River Systems*               257,600           2,759
   Wright Express (B)*                42,200           1,302
   X-Rite                              1,762              21
   Zoran*                             41,547             619
                                                  ----------
                                                     278,701
                                                  ----------
MATERIALS -- 5.1%
   Airgas                             87,527           3,724
   AK Steel Holding*                  68,242           1,125
   Albemarle                          26,379           1,840
   Allegheny Technologies             31,600           2,833
   Aptargroup                         19,200           1,176
   Ashland (B)                        26,813           1,813
   Balchem                            63,500           1,648

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Bowater                            20,388      $      444
   Buckeye Technologies*             103,542           1,216
   Cabot                              29,991           1,234
   Carpenter Technology               13,592           1,452
   Celanese, Ser A                   101,100           2,224
   Century Aluminum (B)*              14,093             601
   Chaparral Steel*                   19,678             915
   Cleveland-Cliffs (B)               45,800           2,200
   Commercial Metals                 123,286           3,581
   Crown Holdings*                   125,400           2,583
   Eagle Materials (B)                 9,400             404
   Eastman Chemical (B)               33,100           1,966
   First Quantum Minerals (Canada)    42,000           2,200
   FMC                                35,120           2,489
   Grande Cache Coal (Canada)*       214,600             148
   Greif, Cl A                        39,128           3,880
   Headwaters*                        57,809           1,383
   Hercules                           84,900           1,582
   Innospec                           10,365             441
   Louisiana-Pacific                  28,600             603
   Lubrizol                           48,100           2,277
   Material Sciences*                  4,561              55
   MeadWestvaco (B)                   58,400           1,723
   Metal Management                    8,575             314
   Myers Industries                    3,100              50
   Neenah Paper                       21,959             750
   NewMarket*                          2,591             163
   Olympic Steel*                      2,740              71
   Omnova Solutions*                   3,800              18
   Owens-Illinois (B)*                22,000             416
   Packaging of America                6,800             153
   Pioneer*                            7,000             189
   PolyOne*                          206,400           1,585
   Pope & Talbot*                      7,500              38
   Quaker Chemical                     2,234              47
   Quanex                             21,900             813
   Reliance Steel & Aluminum          43,600           1,678
   Rock-Tenn, Cl A                    73,053           1,841
   RPM International                  38,400             775
   RTI International Metals*           1,042              79
   Schnitzer Steel Industries, Cl A   51,196           2,090
   Schweitzer-Mauduit International   16,400             407
   Sensient Technologies              24,800             591
   Sherritt International (Canada)*  114,600           1,243
   Silgan Holdings                     7,366             318
   Sonoco Products                    57,700           2,134
   Spartech                           45,346           1,357
   Steel Dynamics (B)                 42,200           1,372
   Symyx Technologies*                91,388           1,998
   Temple-Inland                      15,400             602
   Texas Industries (B)               45,398           3,098
   United States Steel                41,000           3,066
   Wausau Paper                       18,709             280

--------------------------------------------------------------------------------
84      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wellman                            75,500      $      266
   Wheeling-Pittsburgh (B)*           80,800           1,421
                                                  ----------
                                                      78,983
                                                  ----------
TELECOMMUNICATION SERVICES -- 1.2%
   Cbeyond (B)*                       35,346           1,161
   Centennial Communications*         20,400             133
   CenturyTel                         83,742           3,563
   Citizens Communications            63,509             900
   Commonwealth Telephone
      Enterprises                     23,900             996
   Consolidated Communications
      Holdings                         5,869             109
   CT Communications                  45,502             927
   Dobson Communications, Cl A (B)*  227,600           1,969
   Fairpoint Communications          120,500           2,226
   Golden Telecom                     13,000             528
   Level 3 Communications (B)*       324,709           1,734
   Premiere Global Services*          34,800             284
   Qwest Communications
      International*                 146,978           1,130
   SBA Communications, Cl A*          66,271           1,880
   Syniverse Holdings*                18,600             257
   Talk America Holdings*             18,679             149
                                                  ----------
                                                      17,946
                                                  ----------
UTILITIES -- 3.9%
   AES*                                8,503             199
   AGL Resources                      95,497           3,668
   Alliant Energy                     86,418           3,362
   Avista                             28,900             778
   Black Hills                        89,117           3,182
   CenterPoint Energy                 66,000           1,079
   El Paso Electric                    7,200             179
   Empire District Electric           21,398             514
   Energen                            44,384           2,013
   Equitable Resources                21,976             953
   Laclede Group                       9,400             344
   MDU Resources Group                76,200           2,007
   New Jersey Resources               36,673           1,898
   Nicor (B)                          36,200           1,794
   Northeast Utilities                11,671             327
   NRG Energy (B)*                    38,300           2,180
   OGE Energy                         59,944           2,351
   Oneok                              48,005           2,076
   Ormat Technologies (B)             56,800           2,093
   Peoples Energy                     27,273           1,183
   Pepco Holdings                     73,300           1,879
   Pinnacle West Capital (B)          76,015           3,751
   PNM Resources                      93,510           2,871
   Progress Energy                    19,344             924
   Puget Energy                      106,032           2,634
   Reliant Energy*                   114,709           1,539

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   SCANA                              37,444      $    1,545
   Sempra Energy                      13,400             730
   South Jersey Industries               933              31
   Southern Union                     29,800             835
   Southwest Gas                       5,959             224
   TECO Energy                         9,148             155
   UGI (B)                            90,331           2,546
   Unisource Energy (B)               10,517             386
   Vectren                            46,041           1,315
   Westar Energy                      86,928           2,311
   WGL Holdings                       60,500           2,000
   Wisconsin Energy                   48,850           2,285
                                                  ----------
                                                      60,141
                                                  ----------
Total Common Stock
   (Cost $1,279,404) ($ Thousands)                 1,463,042
                                                  ----------

CORPORATE OBLIGATIONS (C) -- 11.1%
FINANCIALS -- 11.1%
   Allstate Life Global Funding II
      MTN (A) (E)
        5.360%, 12/17/07             $ 2,712           2,712
   American General Finance (A) (E)
        5.350%, 12/17/07               8,548           8,547
   Bear Stearns EXL (E)
        5.360%, 12/17/07              10,493          10,493
   Countrywide Financial MTN (E)
        5.448%, 10/31/07              12,379          12,379
   Dekabank (A) (E)
        5.394%, 11/20/07              10,906          10,905
   Irish Life & Permanent MTN,
      Ser X (A) (E)
        5.360%, 12/21/07               7,840           7,840
   Islandsbanki (A) (E)
        5.370%, 04/06/07              13,853          13,853
   Jackson National Life Funding
      (A) (E)
        5.320%, 12/03/07              12,969          12,969
   Kaupthing Bank MTN (A) (E)
        5.380%, 03/20/07              14,737          14,737
   Landsbanki Islands (A) (E)
        5.400%, 03/16/07              11,200          11,200
   Morgan Stanley EXL (E)
        5.380%, 01/04/08               2,063           2,063
   Morgan Stanley EXL, Ser S (E)
        5.340%, 12/05/07               2,947           2,947
   Natexis Banques (A) (E)
        5.300%, 12/17/07               5,748           5,747
   Nationwide Building Society
      (A) (E)
        5.424%, 10/26/07               3,242           3,242
        5.350%, 12/07/07               5,895           5,895
   Nordbank (A) (E)
        5.350%, 12/24/07              10,021          10,020

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      85

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Northern Rock (A) (E)
        5.360%, 12/03/07             $ 6,072     $     6,072
   Pacific Life Global Funding (A)
        5.370%, 12/13/07               4,421           4,421
   Premium Asset Trust,
      Ser 2004-10 (A) (E)
        5.360%, 12/17/07               8,253           8,253
   SLM EXL, Ser S (A) (E)
        5.320%, 12/17/07               6,484           6,484
   Skandinav Enskilda Bank (A) (E)
        5.320%, 12/18/07               6,484           6,484
   Stanfield Victoria MTN (A)
        5.445%, 06/11/07               5,895           5,895
                                                  ----------
Total Corporate Obligations
   (Cost $173,158) ($ Thousands)                     173,158
                                                  ----------

CASH EQUIVALENT -- 5.4%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.300%**              83,345,821          83,346
                                                  ----------
Total Cash Equivalent
   (Cost $83,346) ($ Thousands)                       83,346
                                                  ----------

COMMERCIAL PAPER (C) (D) -- 2.4%
FINANCIALS -- 2.4%
   Broadhollow Funding
        5.305%, 12/07/06               3,301           3,298
   KKR Pacific Funding Trust
        5.345%, 12/27/06               5,895           5,872
        5.305%, 01/02/07               2,947           2,934
   Ocala Funding LLC
        5.320%, 12/18/06               2,947           2,940
        5.320%, 01/26/07               2,947           2,923
   Rhineland Funding Capital
        5.385%, 01/25/07               3,714           3,684
        5.364%, 12/27/06               2,947           2,936
        5.364%, 02/13/07               2,918           2,886
        5.313%, 12/12/06               1,940           1,937
   Witherspoon Funding Limited
        5.329%, 12/15/06               2,947           2,941
   Witherspoon Funding,
      Ser 2004-1A (E)
        5.330%, 03/15/07               5,088           5,088
                                                  ----------
Total Commercial Paper
   (Cost $37,439) ($ Thousands)                       37,439
                                                  ----------

ASSET-BACKED SECURITIES (A) (C) (E) -- 1.2%
MORTGAGE RELATED SECURITIES -- 1.2%
   Commodore, Ser 2003-2A,
      Cl A1MM
        5.470%, 12/12/38               2,712           2,712

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Duke Funding, Ser 2004-6B,
      Cl A1S1
        5.440%, 10/09/07             $ 4,421      $    4,421
   Newcastle CDO, Ser 2005-6A,
      Cl IM1
        5.340%, 04/24/07               1,179           1,179
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl MM1
        5.350%, 02/26/07               1,751           1,751
   Saturn Ventures II
        5.380%, 02/07/07               4,747           4,747
   TIAA Real Estate CDO,
      Ser 2003 1A, Cl A1MM
        5.350%, 09/28/07               4,384           4,384
                                                  ----------
Total Asset-Backed Securities
   (Cost $19,194) ($ Thousands)                       19,194
                                                  ----------

MASTER NOTE (C) (D) -- 1.0%
   Bank of America
        5.383%, 12/01/45              14,737          14,737
                                                  ----------
Total Master Note
   (Cost $14,737) ($ Thousands)                       14,737
                                                  ----------

CERTIFICATES OF DEPOSIT (C) -- 0.7%
   Barclays Bank (E)
        5.330%, 06/11/07               2,947           2,947
   CC USA MTN (A)
        5.379%, 06/18/07               5,895           5,895
   U.S. Trust of New York (E)
        5.316%, 03/13/07               2,358           2,358
                                                  ----------
Total Certificates of Deposit
   (Cost $11,200) ($ Thousands)                       11,200
                                                  ----------

U.S. TREASURY OBLIGATION (D) (J) -- 0.2%
   U.S. Treasury Bill
        4.880%, 02/22/07               2,645           2,615
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $2,615) ($ Thousands)                         2,615
                                                  ----------

                                    Number of
                                    Warrants
                                   ----------
WARRANTS -- 0.0%
   Infinity Bio-Energy,
      Expires 05/23/10*              516,814             248
   Parkervision (F) (G) (H) (I)*      20,750              67
   TAC Acquisition,
      Expires 06/28/10*              362,200              94
                                                  ----------
Total Warrants
   (Cost $366) ($ Thousands)                             409
                                                  ----------

--------------------------------------------------------------------------------
86      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) (K) -- 4.3%
   ABN Amro
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $23,582,968
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $294,744-
     $8,842,311, 0.000%-6.000%,
     03/01/07-07/01/36; with total
     market value $24,051,086)       $23,579         $23,579
   Barclays
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $5,018,573
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $109,939-
     $1,563,321, 2.750%-5.700%,
     12/15/06-05/27/15; with total
     market value $5,118,271)          5,018           5,018
   Deutsche Bank
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $2,007,028
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $559,424-
     $1,517,341, 0.000%-5.800%,
     05/01/07-01/27/20; with total
     market value $2,047,009)          2,007           2,007
   Lehman Brothers
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $36,519,463
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $270,280-
     $45,566,256, 3.085%-8.625%,
     12/21/07-01/15/30; with total
     market value $37,244,588)        36,514          36,514
                                                  ----------
Total Repurchase Agreements
   (Cost $67,118) ($ Thousands)                       67,118
                                                  ----------
Total Investments -- 120.3%
   (Cost $1,688,577) ($ Thousands)                $1,872,258
                                                  ==========


A summary of the open future contracts held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                          UNREALIZED
    TYPE OF                NUMBER OF     EXPIRATION      APPRECIATION
   CONTRACT                CONTRACTS        DATE        ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index E-Mini    505          Dec-2006          $2,148
S&P Mid 400 Index E-Mini     448          Dec-2006           1,763
                                                            ------
                                                            $3,911
                                                            ======
Percentages are based on Net Assets of $1,555,865 ($ Thousands).
* Non-income producing security.
** Rate shown is the 7-day effective yield as of November 30, 2006.
+ Real Estate Investments Trust
(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) This security or a partial position of this security is on loan at November 30, 2006 (See Note 9). The total value of securities on loan at November 30, 2006 was $313,892 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending (See Note 9). The total value of such securities as of November 30, 2006 was $322,846 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2006.
(F) Securities considered illiquid. The total value of such securities as of November 30, 2006 was $2,018 ($ Thousands) and represents 0.13% of Net Assets.
(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2006 was $67 ($ Thousands) and represents 0.00% of Net Assets.
(H) This security considered restricted. The total value of such securities as of November 30, 2006 was $2,018 ($ Thousands) and represents 0.13% of Net Assets.
(I) This warrant does not have a strike price or expiration date.
(J) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(K) Tri-Party Repurchase Agreement.
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series
Amounts designated as "--" are $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006      87

SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund

November 30, 2006
--------------------------------------------------------------------------------
[Bar Chart Omitted]
Plot Points as follows:

SECTOR WEIGHTINGS
23.1% U.S. Government Mortgage Backed
17.6% Asset-Backed Securities
16.6% Financials
14.1% U.S. Treasury Obligations
10.6% Short-Term Investments
 7.0% U.S. Government Agency Obligations
 2.7  Commercial Paper
 1.6% Energy
 1.1% Industrials
 1.0% Telecommunication Services
 1.0% Utilities
 0.8% Sovereign Bonds
 0.8% Consumer Discretionary
 0.7% Master Note
 0.5% Certificates of Deposit
 0.3% Consumer Staples
 0.2% Health Care
 0.2% Materials
 0.1% Municipal Bonds
++Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 31.9%
CONSUMER DISCRETIONARY -- 1.1%
   COX Communications
        7.875%, 08/15/09            $    440      $      468
   Clear Channel Communications
        4.250%, 05/15/09               1,040           1,012
   Clear Channel Communications (J)
        6.250%, 03/15/11               2,740           2,658
   Comcast
        9.000%, 09/01/08                 710             755
        6.500%, 01/15/15               3,635           3,843
        6.500%, 01/15/17               1,825           1,934
        5.650%, 06/15/35                 600             564
        5.900%, 03/15/16 (J)           2,700           2,750
   Comcast Cable Communications
        8.375%, 03/15/13               4,025           4,632
        6.750%, 01/30/11               5,950           6,297
   DaimlerChrysler
        8.500%, 01/18/31                 910           1,112
        7.300%, 01/15/12               1,995           2,138
        6.500%, 11/15/13               1,195           1,243
   DaimlerChrysler MTN
        5.750%, 09/08/11               2,110           2,122
   Ford Motor
        9.980%, 02/15/47               3,000           2,677
        7.500%, 08/01/26r (J)          2,100           1,649
        7.450%, 07/16/31r (J)          2,770           2,192

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   General Motors (J)
        8.375%, 07/15/33            $  2,940      $    2,679
   News America
        6.400%, 12/15/35               1,805           1,844
        6.200%, 12/15/34               1,815           1,810
   Target (J)
        4.000%, 06/15/13                 355             334
   Time Warner
        7.700%, 05/01/32               4,185           4,845
        6.875%, 05/01/12                 350             374
   Time Warner Entertainment
        8.375%, 07/15/33               3,160           3,923
   Tulane University of
      Louisiana (C) (F)
        6.205%, 02/15/07               1,822           1,822
   Viacom
        5.750%, 04/30/11               3,865           3,897
                                                    --------
                                                      59,574
                                                    --------
CONSUMER STAPLES -- 0.3%
   Altria Group
        7.750%, 01/15/27               1,765           2,204
        7.000%, 11/04/13               3,450           3,805
   Diageo Capital
        5.500%, 09/30/16               2,870           2,882
   Kraft Foods (J)
        5.625%, 11/01/11               1,760           1,797
        5.250%, 10/01/13               1,875           1,879
   Mohawk
        5.750%, 01/15/11               3,500           3,523
   Philip Morris Capital
        7.500%, 07/16/09               1,155           1,208
   Reynolds American (C) (J)
        7.875%, 05/15/09               1,630           1,705
                                                    --------
                                                      19,003
                                                    --------
ENERGY -- 2.2%
   Anadarko Finance, Ser B
        7.500%, 05/01/31               5,363           6,340
        6.750%, 05/01/11               2,885           3,053
   Anadarko Petroleum
        6.450%, 09/15/36               5,490           5,815
        5.790%, 12/15/06               4,650           4,668
   Andarko Petroleum
        5.950%, 09/15/16               2,470           2,534
   BP Canada Finance
        3.625%, 01/15/09               2,740           2,671
   Cameron Highway Oil Pipe, Ser A
        5.860%, 12/15/17                 848             849
   Canadian  Natural Resources
        6.500%, 02/15/37               1,145           1,185

--------------------------------------------------------------------------------
88       SEI Institutional Investments Trust/Semi-Annual Report/November 30,2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Conoco Funding
        7.250%, 10/15/31            $    885      $    1,078
        6.950%, 04/15/29               7,425           8,704
        6.350%, 10/15/11                 430             454
   ConocoPhillips
        5.900%, 10/15/32 (J)           1,150           1,210
        4.750%, 10/15/12                 880             869
   Devon Energy
        7.950%, 04/15/32               3,835           4,826
   Devon Financing
        6.875%, 09/30/11               2,385           2,550
   Duke Capital LLC
        8.000%, 10/01/19                 675             801
        7.500%, 10/01/09               2,075           2,193
        5.500%, 03/01/14               1,140           1,143
   EMP Nacional del Petrole (C)
        6.750%, 11/15/12                 171             182
        4.875%, 03/15/14                 892             856
   El Paso
        6.950%, 06/01/28               2,250           2,174
   El Paso MTN (J)
        7.800%, 08/01/31               2,100           2,226
        7.750%, 01/15/32               3,375           3,578
   Encana
        6.500%, 08/15/34               1,031           1,101
   Energy Transfer Partners
        5.650%, 08/01/12               1,740           1,754
   GAZ Capital (C)
        6.212%, 11/22/16               7,738           7,727
   Hess
        7.300%, 08/15/31               6,761           7,751
   ITC Holdings (C)
        6.375%, 09/30/36               1,071           1,107
        5.875%, 09/30/16               1,060           1,071
   Kansas Gas & Electric
        5.647%, 03/29/21               2,750           2,747
   Kinder Morgan Energy Partners
        7.125%, 03/15/12               1,760           1,881
        5.000%, 12/15/13               1,190           1,146
   Mantis Reef II (C)
        4.799%, 11/03/09               1,095           1,075
   Nevada Power, Ser M
        5.950%, 03/15/16               2,450           2,486
   Pemex Project Funding Master Trust
        7.375%, 12/15/14                 980           1,083
        6.690%, 12/15/06 (C) (F)       1,411           1,447
        6.625%, 06/15/35 (C)           2,909           2,982
        6.625%, 06/15/35 (J)           1,535           1,573
   Petrobras International Finance
        6.125%, 10/06/16               3,790           3,809


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Petroleum Export (C)
        5.265%, 06/15/11            $    687      $      672
        4.623%, 06/15/10                 460             455
   Plains (C)
        6.650%, 01/15/37               1,120           1,175
        6.125%, 01/15/17               2,235           2,288
   Ras Laffan (C)
        6.332%, 09/30/27               2,050           2,156
   Ras Laffan LNG II (C)
        5.298%, 09/30/20                 879             860
   Sonat
        7.625%, 07/15/11               2,880           2,988
   Southern Power, Ser E
        6.375%, 11/15/36               1,144           1,164
   Williams
        8.750%, 03/15/32               2,840           3,188
        7.750%, 06/15/31                 740             770
   Williams, Ser A (J)
        7.500%, 01/15/31                 310             319
   XTO Energy
        7.500%, 04/15/12               1,320           1,449
   YPF Sociedad Anonima MTN, Ser A
        7.750%, 08/27/07               3,000           3,034
                                                    --------
                                                     121,217
                                                    --------
FINANCIALS -- 22.6%
   ABX Financing (C)
        6.350%, 10/15/36               5,200           5,328
   ACE (J)
        6.700%, 05/15/36               1,365           1,527
   ASIF Global Financing XIX (C)
        4.900%, 01/17/13                 450             444
   Aegon (F)
        5.413%, 01/15/07               1,711           1,463
   Aiful (C)
        5.000%, 08/10/10               2,620           2,565
        4.450%, 02/16/10               2,216           2,136
   Allied Capital
        6.625%, 07/15/11               4,660           4,784
   Allied World Assurance
        7.500%, 08/01/16               2,000           2,192
   Allstate Life Global
      Funding II MTN (F) (K)
        5.360%, 12/17/07               9,543           9,543
   American Express Travel (C)
        5.250%, 11/21/11               5,260           5,309
   American General Finance
      (C) (F) (K)
        5.350%, 12/17/07              30,083          30,081
   American International Group
        5.600%, 10/18/16               1,130           1,161
        4.700%, 10/01/10 (C)           2,750           2,723

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30,2006       89

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Apache Finance Canada
        4.375%, 05/15/15            $  2,410      $    2,257
   Australia & New Zealand
      Banking Group (F)
        5.400%, 10/29/49               1,590           1,376
   BAC Capital Trust XI
        6.625%, 05/23/36               2,235           2,477
   BNP Paribas (F)
        5.445%, 03/23/07               1,080             922
   Banco Mercantile (C) (F)
        6.135%, 10/13/16               1,607           1,629
   Banco Santander Chile
        7.375%, 07/18/12                 659             725
   Bank One
        7.875%, 08/01/10               4,440           4,858
   Bank of America
        7.400%, 01/15/11               3,300           3,594
        5.375%, 06/15/14               1,760           1,788
        4.250%, 10/01/10               1,470           1,435
   Bank of Ireland (F)
        5.688%, 12/05/06                 780             677
   Bank of Nova Scotia (F)
        5.625%, 02/23/07                 640             550
   Bank of Scotland (F)
        5.563%, 11/29/49                 330             282
   Bankamerica Capital II
        8.000%, 12/15/26                 402             418
   Banponce Trust I, Ser A
        8.327%, 02/01/27               2,410           2,516
   Barclays Bank (F)
        5.750%, 01/02/07                 370             322
   Bear Stearns EXL (F) (K)
        5.360%, 12/17/07              36,929          36,929
   Boeing Capital (J)
        6.500%, 02/15/12                 340             363
        5.800%, 01/15/13                 315             328
   Capital One Bank
        4.875%, 05/15/08               2,750           2,738
   Capital One Financial
        8.750%, 02/01/07               3,806           3,825
        6.150%, 09/01/16               1,715           1,799
        5.500%, 06/01/15                 840             849
   Capital One III
        7.686%, 08/15/36                 965           1,120
   Chase Capital I, Ser A
        7.670%, 12/01/26               4,101           4,261
   Chuo Mitsui Trust &
      Banking (C) (F)
        5.506%, 12/15/49               1,681           1,631
   Cigna
        6.150%, 11/15/36               1,620           1,658

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Citigroup
        5.850%, 08/02/16            $  2,310      $    2,423
        5.100%, 09/29/11               2,310           2,323
        4.125%, 02/22/10 (J)           6,820           6,657
        3.625%, 02/09/09               5,910           5,746
   Citigroup Capital II
        7.750%, 12/01/36                 873             903
   Corp Andina de Fomento
        5.125%, 05/05/15                 678             662
   Countrywide Financial MTN (F) (K)
        5.448%, 10/31/07              43,568          43,568
   Countrywide Home Loans MTN, Ser L
        2.875%, 02/15/07               2,440           2,428
   Credit Suisse First Boston (F)
        5.500%, 12/19/06                 565             482
   Credit Suisse First Boston
      London (C) (F) (L)
        0.000%, 12/24/06              11,540          10,419
   Credit Suisse USA (J)
        5.850%, 08/16/16                 905             949
        5.500%, 08/16/11               4,030           4,106
   Dekabank (F) (K)
        5.394%, 11/20/07              38,381          38,378
   Den Norske Bank (F)
        5.688%, 02/18/07                 110              94
        5.563%, 02/27/07                 650             549
   Deutsche Bank Capital
   Funding Trust (C) (F) (J)
        5.628%, 01/19/49               7,789           7,733
   Developers Divers Realty MTN+
        7.000%, 03/19/07               1,100           1,105
   Developers Divers Realty+
        5.375%, 10/15/12               2,555           2,562
   Dresdner Funding Trust I (C)
        8.151%, 06/30/31               1,379           1,712
   Dryden Investor Trust (C) (H)
        7.157%, 07/23/08               1,889           1,918
   EOP Operating
        4.750%, 03/15/14               1,585           1,571
   Eksportfinans
        5.500%, 05/25/16               4,250           4,458
   Eksportfinans, Ser G MTN
        5.125%, 10/26/11               1,078           1,091
   Equity One+
        3.875%, 04/15/09               7,100           6,856
   Farmers Exchange Capital (C)
        7.200%, 07/15/48               3,900           4,054
        7.050%, 07/15/28               1,563           1,676
   Farmers Insurance Exchange (C)
        8.625%, 05/01/24               4,518           5,541


--------------------------------------------------------------------------------
90       SEI Institutional Investments Trust/Semi-Annual Report/November 30,2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   First Chicago NBD Institutional
      Capital A (C)
        7.950%, 12/01/26            $    187      $      194
   First Industrial
        7.600%, 07/15/28               3,400           3,905
   First Industrial MTN
        7.500%, 12/01/17               2,765           3,138
   Ford Motor Credit
        7.875%, 06/15/10               7,200           7,233
        7.375%, 10/28/09              15,740          15,714
        7.250%, 10/25/11                 329             321
        7.000%, 10/01/13               8,075           7,745
        6.625%, 06/16/08              10,480          10,422
   Ford Motor Credit MTN
        7.750%, 02/15/07               4,435           4,443
   Fund American
        5.875%, 05/15/13               1,354           1,364
   GE Capital Franchise MTN+
        6.860%, 06/15/07               1,100           1,108
   GE Global Insurance
        7.000%, 02/15/26               1,300           1,485
   GMAC
        6.125%, 01/22/08                 415             415
   General Electric Capital MTN
        5.375%, 10/20/16               1,545           1,571
   General Electric Capital MTN,
      Ser A
        6.750%, 03/15/32               1,140           1,347
        6.000%, 06/15/12               4,750           4,971
        3.750%, 12/15/09               3,732           3,610
   General Motors Acceptance
        8.000%, 11/01/31               2,567           2,877
        7.750%, 01/19/10               2,370           2,481
        7.600%, 12/25/06 (F)          15,205          15,845
        7.250%, 03/02/11               2,755           2,868
        6.875%, 09/15/11               1,283           1,321
        6.750%, 12/01/14               2,655           2,722
        6.324%, 01/18/07 (F)           3,340           3,346
        6.125%, 08/28/07               9,860           9,856
        5.625%, 05/15/09               7,680           7,632
   Glitnir Bank
        6.693%, 06/15/16 (F)           4,480           4,673
        6.330%, 07/28/11 (C)           2,440           2,532
   Goldman Sachs Group
        6.600%, 01/15/12 (J)           2,630           2,805
        6.450%, 05/01/36               1,160           1,244
        5.950%, 01/15/27               2,235           2,268
        5.350%, 01/15/16               1,245           1,247
        5.125%, 01/15/15               4,190           4,144
   Great Western Finance Trust II,
      Ser A
        8.206%, 02/01/27                 494             516
   HBOS (C) (F)
        5.375%, 11/29/49               2,198           2,195


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   HBOS Treasury Services (C)
        5.000%, 11/21/11            $  6,300      $    6,327
   HSBC Bank (F)
        5.875%, 12/19/06               1,210           1,041
        5.663%, 12/11/06               2,320           1,949
   HSBC Finance
        8.000%, 07/15/10               2,330           2,554
        7.000%, 05/15/12               1,975           2,149
        6.375%, 11/27/12                 365             388
        4.750%, 04/15/10 (J)           7,485           7,411
   HSBC Holdings
        6.500%, 05/02/36               1,625           1,802
   HVB Funding Trust III (C)
        9.000%, 10/22/31               1,180           1,581
   Hartford Financial Services
      Group (J)
        5.500%, 10/15/16               2,765           2,813
   Highwoods Realty+
        7.500%, 04/15/18               3,888           4,406
        7.125%, 02/01/08               3,803           3,869
   ILFC E-Capital Trust II
        6.250%, 12/21/65               1,090           1,122
   International Lease Finance MTN
        5.590%, 02/24/07 (F)           1,725           1,731
        5.450%, 03/24/11               3,650           3,693
        5.400%, 02/15/12               2,795           2,828
   Irish Life & Permanent MTN,
    Ser X (F) (K)
        5.360%, 12/21/07              27,593          27,591
   Islandsbanki (C) (F) (K)
        5.370%, 04/06/07              48,755          48,755
   JPMC Capital XVIII, Ser R
        6.950%, 08/17/36               2,085           2,311
   JPMorgan
        8.750%, 02/28/07               2,751           2,682
   JPMorgan Capital Trust I
        7.540%, 01/15/27                 697             723
   JPMorgan Capital Trust II
        7.950%, 02/01/27                 180             187
   JPMorgan Chase
        5.750%, 01/02/13               3,670           3,783
        5.600%, 06/01/11 (J)           4,220           4,315
        5.150%, 10/01/15                 400             397
        5.125%, 09/15/14               2,075           2,062
   Jackson National Life
    Funding (C) (F) (K)
        5.320%, 12/03/07              45,643          45,643
   Kaup Bank
        6.600%, 12/28/15               3,000           2,860
   Kaupthing Bank (C)
        7.125%, 05/19/16              12,000          12,865
        5.750%, 10/04/11               1,120           1,126
        5.372%, 01/12/07               6,870           6,907

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30,2006       91

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Kaupthing Bank MTN (F) (K)
        5.380%, 03/20/07            $ 51,867      $   51,867
   Korea Development Bank
        4.250%, 11/13/07                 560             555
   Landsbanki Islands (C)
        6.100%, 08/25/11               6,520           6,680
   Landsbanki Islands (C) (F) (K)
        5.400%, 03/16/07              39,419          39,419
   Lazard Group
        7.125%, 05/15/15               2,465           2,595
   Lehman Brothers Holdings
        7.000%, 02/01/08               2,765           2,821
        5.750%, 01/03/17               1,645           1,685
   Lehman Brothers Holdings MTN
        5.750%, 07/18/11 (J)           4,000           4,108
        5.750%, 05/17/13               3,435           3,530
   Lehman Brothers Holdings MTN,
     Ser H (F) (M)
        0.000%, 11/30/10               3,736           3,424
        0.000%, 06/20/16               4,940           4,991
   Lehman Brothers Holdings MTN (F)
       11.000%, 11/07/16               5,269           5,327
   Liberty Mutual Group (C) (J)
        7.500%, 08/15/36               1,939           2,190
   Liberty Property+
        7.750%, 04/15/09               1,026           1,079
        6.375%, 08/15/12                 350             369
   Lloyds TSB Bank, Ser 1 (F)
        5.750%, 05/14/07                 430             377
   Lloyds TSB Bank, Ser 2 (F)
        5.563%, 02/21/07                 110              95
   Lloyds TSB Bank, Ser 3 (F)
        5.560%, 02/28/07               1,430           1,227
   M&I Capital Trust, Cl A
        7.650%, 12/01/26               1,513           1,568
   MUFG Capital Finance (F)
        6.346%, 07/25/49               3,555           3,655
   Mangrove Bay Passthru
      Trust (C) (F)
        6.102%, 07/15/33               2,095           2,072
   Mellon Capital I, Ser A
        7.720%, 12/01/26                 827             860
   Merrill Lynch
        7.430%, 09/01/22                   5               5
        6.220%, 09/15/26               1,400           1,474
        6.050%, 05/16/16               4,460           4,684
   Merrill Lynch MTN, Ser B
        3.375%, 09/14/07               1,650           1,627
   Merrill Lynch MTN, Ser C
        4.250%, 02/08/10               2,085           2,036
   Mizuho Finance
        8.375%, 04/27/09                 315             335
        8.375%, 12/29/49                 530             563

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley
        5.375%, 10/15/15 (J)        $  2,915      $    2,930
        4.750%, 04/01/14               2,270           2,196
   Morgan Stanley EXL (F) (K)
        5.380%, 01/04/08               7,261           7,261
   Morgan Stanley EXL, Ser S
      (F) (K)
        5.340%, 12/05/07              10,373          10,373
   Morgan Stanley MTN
        6.250%, 08/09/26 (J)           1,175           1,258
        5.625%, 01/09/12               2,840           2,906
   NB Capital Trust IV
        8.250%, 04/15/27               4,865           5,087
   Natexis Banques (C) (F) (K)
        5.300%, 12/17/07              20,228          20,226
   National Australia Bank (F)
        5.556%, 04/09/07                 740             638
        5.400%, 04/09/07                 140             121
   National Capital Trust II (C) (F)
        5.486%, 12/17/06               3,207           3,150
   National Westminster Bank (F)
        5.500%, 02/27/07                 140             120
   National Westminster Bank,
      Ser B (F)
        5.688%, 01/09/07                 570             491
   Nationwide Building Society
      (C) (F) (K)
        5.424%, 10/26/07              11,411          11,411
        5.350%, 12/07/07              20,747          20,747
   Nationwide Mutual Insurance (C)
        8.250%, 12/01/31               2,000           2,514
        6.600%, 04/15/34               5,263           5,343
   Nordbank (C) (F) (K)
        5.350%, 12/24/07              35,269          35,266
   North Front Pass-Through
      Trust (C) (F)
        5.810%, 12/15/06               5,291           5,291
   Northern Rock (C) (F) (K)
        5.360%, 12/03/07              21,369          21,369
   Odyssey Re Holdings
        6.875%, 05/01/15               2,900           2,986
   Odyssey Re Holdings (J)
        7.650%, 11/01/13               1,460           1,564
   PF Export Receivables Master
      Trust (C)
        6.436%, 06/01/15               1,632           1,665
   PNC Funding
        5.250%, 11/15/15               2,755           2,749
   PPL Montana
        8.903%, 07/02/20                 123             137
   Pacific Life Global Funding
      (C) (F) (K)
        5.370%, 12/13/07              15,560          15,560
   Paribas, Ser 1986 (F)
        5.563%, 12/11/06                 693             595

--------------------------------------------------------------------------------
92       SEI Institutional Investments Trust/Semi-Annual Report/November 30,2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pemex Finance
        9.690%, 08/15/09            $  1,375      $    1,491
   Power Receivables Financial
        6.290%, 01/01/12               3,856           3,896
        6.290%, 01/01/12 (C)           1,218           1,231
   Premium Asset Trust, Ser 2004-10
      (C) (F) (K)
        5.360%, 12/17/07              29,045          29,045
   Prime Property Funding (C)
        5.600%, 06/15/11               3,380           3,417
   Prologis+
        5.500%, 04/01/12               2,360           2,378
        5.250%, 11/15/10                 835             836
   Prologis Trust+
        5.625%, 11/15/16               1,695           1,709
   RBS Capital Trust III (F)
        5.512%, 03/30/07                 267             266
   Rabobank Capital Fund Trust II
      (C) (F)
        5.260%, 12/29/49               1,089           1,079
   Rabobank Capital Fund Trust III
      (C) (F)
        5.254%, 12/31/06               1,221           1,197
   Residential Capital
        6.500%, 04/17/13               6,580           6,826
        6.125%, 11/21/08               6,980           7,059
   Residential Capital (F)
        6.742%, 12/29/06               1,770           1,780
   Resona Bank (C) (F) (J)
        5.850%, 09/29/49               1,375           1,361
   Resona Preferred Global
     Securities (C) (F)
        7.191%, 07/30/49               2,590           2,746
   Royal Bank of Canada (F)
        5.578%, 12/21/06               1,010             892
   Royal Bank of Scotland Group
        5.750%, 12/11/06 (F)           2,440           2,082
        5.000%, 10/01/14               2,285           2,252
   SLM EXL, Ser S (F) (K)
        5.320%, 12/17/07              22,821          22,821
   SLM, Ser CPI (F)
        4.940%, 12/01/06               4,180           4,063
   Shinsei Finance Cayman (C) (F)
        6.418%, 01/29/49               4,560           4,634
   Simon Property Group+
        5.750%, 05/01/12               2,200           2,253
        5.600%, 09/01/11 (J)           2,965           3,018
        4.875%, 03/18/10               1,058           1,051
   Skandinav Enskilda Bank (F) (K)
        5.320%, 12/18/07              22,821          22,820
   Societe Generale (F)
        5.429%, 05/26/07                 680             585
        4.656%, 05/26/07                  40              34

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Spieker Properties+
        7.650%, 12/15/10            $  1,910      $    2,102
   Standard Chartered I (F)
        5.563%, 01/16/07               1,840           1,518
   Standard Chartered II (F)
        5.530%, 05/07/07               2,720           2,264
   Standard Chartered IV (F)
        5.730%, 01/06/07                 290             239
   Stanfield Victoria MTN (K)
        5.445%, 06/11/07              20,747          20,745
   Stingray Pass-Through Trust (C)
        5.902%, 01/12/15               4,300           3,956
   Sumitomo Mitsui Banking
        8.150%, 08/01/08                 113             118
        8.150%, 08/29/49                 951             990
   Suntrust (F)
        6.100%, 12/06/06               5,450           5,448
   TNK-BP Finance (C) (J)
        7.500%, 07/18/16               3,750           3,963
   Toll Road Investment Partners II
      (C) (E)
        5.455%, 02/15/45               5,520             711
   Toyota Motor Credit
        2.875%, 08/01/08               1,970           1,901
   Twin Reefs Pass-Through (C) (F)
        6.320%, 12/10/06                 900             901
   UFJ Finance Aruba
        8.750%, 08/13/49                 160             169
        8.750%, 11/29/49               1,060           1,120
   US Bancorp MTN, Ser N
        3.125%, 03/15/08               1,520           1,479
   Ventas Realty
        6.750%, 04/01/17               1,645           1,680
   Wachovia
        5.300%, 10/15/11               4,430           4,475
        5.250%, 08/01/14               5,340           5,327
        4.875%, 02/15/14               2,290           2,240
   Wachovia Capital Trust III (F)
        5.800%, 03/15/11               3,181           3,224
   Washington Mutual
        5.777%, 12/01/06               1,000           1,004
        4.000%, 01/15/09               1,363           1,334
   Washington Mutual Bank
        5.650%, 08/15/14               2,290           2,325
   Washington+
        5.350%, 05/01/15                 695             691
   Wells Fargo
        5.000%, 11/15/14               1,635           1,615
   Wells Fargo Capital
        5.950%, 12/15/36                 480             483
   Westfield Capital (C)
        4.375%, 11/15/10               3,900           3,790


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30,2006       93

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Westfield Group
        5.700%, 10/01/16            $  3,705      $    3,766
        5.400%, 10/01/12               6,365           6,410
   Westpac Banking (F)
        5.525%, 03/30/07                 690             588
   Westpac Capital Trust IV (C) (F)
        5.256%, 12/29/49               1,281           1,239
   Woodbourne Pass-Through
      Trust (C) (F)
        6.445%, 12/08/06               2,500           2,528
   Woori Bank (C) (F)
        6.125%, 05/03/16               1,201           1,242
   ZFS Finance USA Trust II
      (C) (F) (J)
        6.450%, 12/15/65               3,350           3,446
   Zions Bancorp
        5.500%, 11/16/15               1,740           1,741
   Zurich Capital Trust I (C)
        8.376%, 06/01/37               8,350           8,765
                                                  -----------
                                                   1,231,507
                                                  -----------
HEALTH CARE -- 0.3%
   Aetna
        6.625%, 06/15/36                 800             885
   Boston Scientific
        7.000%, 11/15/35                 786             815
   Bristol-Myers Squibb
        5.875%, 11/15/36               2,260           2,307
   HCA
        5.750%, 03/15/14               6,320           5,166
   Tenet Healthcare
        7.375%, 02/01/13                 221             202
   Teva Pharmaceutical Finance LLC
        6.150%, 02/01/36               1,130           1,137
   Wellpoint
        5.850%, 01/15/36               1,830           1,840
   Wyeth
        5.500%, 02/15/16               3,335           3,390
                                                  -----------
                                                      15,742
                                                  -----------
INDUSTRIALS -- 1.5%
   Air 2 US (C)
        8.027%, 10/01/19               3,246           3,344
   America West Airlines, Ser 1999-1
        7.930%, 01/02/19               5,111           5,507
   American Airlines, Ser 1999-1 (J)
        7.024%, 10/15/09               2,320           2,413
   Canadian National Railway
        6.200%, 06/01/36               1,815           1,993
   Cedar Brakes I LLC (C)
        8.500%, 02/15/14               1,588           1,731


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Cedar Brakes II LLC (C)
        9.875%, 09/01/13            $  2,961      $    3,307
   Codelco
        6.150%, 10/24/36               1,810           1,899
   Continental Airlines, Ser 02-1
        6.563%, 02/15/12               1,400           1,465
   Continental Airlines, Ser 1999-2
        7.256%, 03/15/20               1,482           1,584
   Continental Airlines, Ser 971A
        7.461%, 04/01/15               2,400           2,436
   Continental Airlines, Ser 974A
        6.900%, 01/02/18               5,660           5,914
   Continental Airlines, Ser AMBC
        6.236%, 03/15/20               2,402           2,476
   Corning
        5.250%, 08/15/36               1,180           1,306
   D R Horton
        5.625%, 09/15/14                 996             971
   Dominion Resources
        5.600%, 11/15/16                 989             998
   Eastman Kodak (J)
        7.250%, 11/15/13               2,445           2,450
   Electronic Data Systems
        7.125%, 10/15/09               2,990           3,135
   Enterprise Products
      Operations, Ser B
        5.600%, 10/15/14               1,100           1,095
   Norfolk Southern
        7.050%, 05/01/37               1,850           2,221
   Northwest Airlines, Cl 1A-1 (I)
        7.041%, 04/01/22               1,483           1,485
   Stauffer Chemical (E)
        5.833%, 04/15/18                 860             461
        5.704%, 04/15/17                 350             198
        5.202%, 04/15/10                 300             252
   Tyco International Group
        7.000%, 06/15/28               1,875           2,178
        6.875%, 01/15/29 (J)           6,490           7,450
        6.375%, 10/15/11               7,650           8,075
        6.000%, 11/15/13               1,945           2,036
   United Technologies
        6.500%, 06/01/09               1,670           1,727
        5.400%, 05/01/35                 670             673
   Waste Management
        7.375%, 05/15/29                 895           1,042
        7.125%, 12/15/17               4,840           5,433
        7.100%, 08/01/26               1,375           1,538
   Xerox
        6.400%, 03/15/16               1,266           1,317
                                                  -----------
                                                      80,110
                                                  -----------
--------------------------------------------------------------------------------
94       SEI Institutional Investments Trust/Semi-Annual Report/November 30,2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 0.2%
   Codelco (C)
        4.750%, 10/15/14            $    900      $      868
   International Paper
        5.850%, 10/30/12               3,595           3,727
   Vale Overseas
        8.250%, 01/17/34 (J)           1,430           1,697
        6.875%, 11/21/36               5,815           5,952
        6.250%, 01/23/17                 570             576
   Weyerhaeuser (J)
        6.750%, 03/15/12                 410             433
                                                  -----------
                                                      13,253
                                                  -----------
SOVEREIGN -- 0.9%
   Cia Brasileira De Bebida
        8.750%, 09/15/13               1,241           1,450
   Ontario Province
        5.000%, 10/18/11               3,855           3,891
   Province of Quebec
        7.500%, 09/15/29               1,140           1,493
   Quebec Province
        5.125%, 11/14/16               3,390           3,426
   Republic of Chile
        7.125%, 01/11/12               1,115           1,214
   Russian Federation Registered (G)
        5.000%, 03/31/30              11,705          13,293
   State of Israel
        5.500%, 11/09/16               2,790           2,813
   Taqa Abu Dhabi National
        6.500%, 10/27/36                  26              28
        5.875%, 10/27/16                 931             955
   United Mexican States
        5.625%, 01/15/17               1,770           1,780
   United Mexican States MTN
        8.300%, 08/15/31               1,940           2,493
   United Mexican States MTN, Ser A
        7.500%, 04/08/33               9,596          11,381
        6.750%, 09/27/34 (J)           1,225           1,338
        5.875%, 01/15/14               1,455           1,496
   Xstrata Finance Canada (C) (J)
        5.500%, 11/16/11               3,790           3,817
                                                  -----------
                                                      50,868
                                                  -----------
TELECOMMUNICATION SERVICES -- 1.4%
   AT&T
        7.300%, 12/15/06               1,350           1,478
        6.800%, 05/15/36 (J)           1,155           1,263
        6.150%, 09/15/34               1,510           1,532
        5.100%, 09/15/14               6,135           6,019


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   America Movil
        6.375%, 03/01/35            $  1,125      $    1,111
   BellSouth
        6.000%, 11/15/34               1,870           1,852
        4.750%, 11/15/12                 190             185
   British Telecommunications PLC
        8.875%, 12/15/30                 960           1,354
        8.375%, 12/15/10               1,310           1,476
   Deutsche Telekom
      International Finance
        8.250%, 06/15/30                 570             723
        5.750%, 03/23/16 (J)           4,495           4,504
   Koninklije
        8.000%, 10/01/10               5,100           5,557
   New Cingular Wireless Services
        8.125%, 05/01/12               3,150           3,581
   Sprint Capital
        8.750%, 03/15/32               1,805           2,260
        8.375%, 03/15/12               8,065           9,086
        6.875%, 11/15/28                 427             445
        6.125%, 11/15/08               2,715           2,758
        6.000%, 01/15/07               4,700           4,700
   Sprint Nextel
        6.000%, 12/01/16               5,120           5,120
   Telecom Italia Capital
        6.000%, 09/30/34               1,390           1,299
        5.250%, 11/15/13                 580             560
        5.250%, 10/01/15                 370             350
        4.950%, 09/30/14               1,320           1,238
   Telefonica Emisiones Sau
        6.421%, 06/20/16               2,110           2,205
        5.984%, 06/20/11               5,395           5,540
   Telefonos de Mexico
        5.500%, 01/27/15                 100              98
        4.750%, 01/27/10               1,140           1,124
   Verizon Communications
        5.550%, 02/15/16               2,195           2,215
        5.350%, 02/15/11               1,790           1,808
   Verizon Global Funding
        7.375%, 09/01/12               1,730           1,916
        6.875%, 06/15/12                 465             503
   Verizon Wireless Capital
        5.375%, 12/15/06               3,035           3,035
                                                  -----------
                                                      76,895
                                                  -----------
UTILITIES -- 1.4%
   Allegheny Energy Supply (C)
        8.250%, 04/15/12               1,635           1,786
   Arizona Public Services
        8.000%, 12/30/15                 829             921
   Baltimore Gas & Electric
        6.350%, 10/01/36                  10              11



--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30,2006       95

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Cleveland Electric Illumination
        5.650%, 12/15/13            $    330      $      334
   Cogentrix Energy (C)
        8.750%, 10/15/08               6,200           6,644
   Commonwealth Edison, Ser 104
        5.950%, 08/15/16               1,066           1,097
   DPL
        6.875%, 09/01/11               4,165           4,422
   Dominion Resources
        5.700%, 09/17/12               3,560           3,642
        4.750%, 12/15/10                 740             729
        4.125%, 02/15/08                 250             247
   Dominion Resources, Ser D
        5.125%, 12/15/09                 850             850
   Duke Energy
        6.250%, 01/15/12                 460             483
        5.625%, 11/30/12                 525             540
   Empresa Nacional Electric
        8.625%, 08/01/15               1,342           1,595
   Exelon (J)
        5.625%, 06/15/35               4,860           4,735
   Exelon Generation
        6.950%, 06/15/11               1,115           1,186
   FPL Energy American Wind (C)
        6.639%, 06/20/23               4,783           4,980
   FirstEnergy, Ser B (J)
        6.450%, 11/15/11               2,290           2,413
   FirstEnergy, Ser C
        7.375%, 11/15/31               6,190           7,301
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11               1,050           1,106
   Indiana Michigan Power
        6.050%, 03/15/37               1,525           1,548
   Oncor Electric Delivery
        6.375%, 01/15/15               1,245           1,302
   PSE&G Power
        7.750%, 04/15/11               1,995           2,175
        5.000%, 04/01/14               1,140           1,103
   Pacific Gas & Electric
        6.050%, 03/01/34               4,135           4,309
   Power Contract Financing (C)
        6.256%, 02/01/10                 589             593
   Progress Energy
        6.850%, 04/15/12               4,520           4,864
   Public Service
        7.875%, 10/01/12               2,400           2,722
   Southern Capital Trust I
        8.190%, 02/01/37               1,160           1,211
   Swepco Capital Trust I (F)
        5.250%, 10/01/43               4,465           4,437

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   TXU Energy
        7.000%, 03/15/13            $    460      $      487
   TXU, Ser P
        5.550%, 11/15/14                 370             356
   TXU, Ser R (J)
        6.550%, 11/15/34               4,705           4,541
                                                  -----------
                                                      74,670
                                                  -----------

Total Corporate Obligations
  (Cost $1,709,630) ($ Thousands)                   1,742,839
                                                  -----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 31.2%
   FHLMC
        9.750%, 10/01/14                   8               8
        8.500%, 09/01/08 to 04/01/09      34              34
        7.500%, 11/01/17 to 06/01/32   1,218           1,266
        7.000%, 12/01/06 to 06/01/32   1,506           1,555
        6.500%, 10/01/16 to 10/01/36  39,037          39,863
        6.000%, 01/01/13 to 12/01/33   9,210           9,349
        5.500%, 09/01/13 to 06/01/36  26,821          26,955
        5.000%, 04/01/20 to 09/01/35  71,409          70,448
        4.992%, 05/01/35               1,344           1,330
        4.500%, 02/01/19 to 08/01/35  79,754          77,331
        4.000%, 03/01/19 to 10/01/33   8,747           8,255
   FHLMC ARM
        5.702%, 03/01/36               1,932           1,933
        5.601%, 05/01/36              15,248          15,302
        5.150%, 01/01/36               8,167           8,107
        5.095%, 02/01/36               7,163           7,090
   FHLMC TBA
        6.000%, 12/15/18 to 01/01/19  40,664          41,345
        5.000%, 12/01/35               7,900           7,720
        4.000%, 01/15/19               7,295           6,934
   FNMA
        8.000%, 04/01/08 to 07/01/31     752             789
        7.000%, 03/01/09 to 04/01/32   3,891           4,007
        6.500%, 05/01/17 to 12/01/34   3,851           3,946
        6.000%, 04/01/17 to 07/01/36  24,939          25,229
        5.500%, 04/01/14 to 11/01/36 191,798         191,633
        5.000%, 06/01/18 to 11/01/34 113,998         112,260
        4.653%, 10/01/12               1,145           1,131
        4.508%, 04/01/09               1,677           1,658
        4.500%, 06/01/18 to 02/01/35  14,725          14,206
        4.330%, 11/01/11               1,478           1,435
        4.000%, 09/01/18 to 12/01/20  41,519          39,600


--------------------------------------------------------------------------------
96       SEI Institutional Investments Trust/Semi-Annual Report/November 30,2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA ARM
        6.780%, 12/01/06            $  3,050      $    3,144
        6.778%, 12/01/06               3,111           3,207
        6.774%, 12/01/06               3,184           3,283
        6.764%, 12/01/06               3,117           3,213
        6.444%, 07/01/36               4,344           4,450
        6.288%, 11/01/35               3,241           3,341
        5.928%, 09/01/36               8,579           8,692
        5.835%, 07/01/46                  38              39
        5.662%, 06/01/36               2,071           2,087
        5.645%, 02/01/36              13,858          13,924
        5.504%, 06/01/36               1,488           1,498
        5.298%, 04/01/36               2,448           2,446
        5.070%, 07/01/35               3,079           3,059
        4.868%, 09/01/35               1,505           1,488
   FNMA TBA
        6.500%, 01/01/32 to 12/13/34 113,018         115,299
        6.000%, 01/01/20 to 12/01/34  75,032          75,811
        5.500%, 12/01/20 to 12/01/35 128,685         128,540
        5.000%, 12/01/18 to 01/01/35 367,857         359,770
        4.500%, 11/15/35               3,600           3,424
   GNMA
        9.500%, 12/15/20                  22              24
        7.000%, 04/15/26 to 09/15/34   7,819           8,090
        6.500%, 06/15/11 to 12/01/36  76,478          78,426
        6.000%, 03/15/14 to 02/15/35  71,443          72,686
        5.500%, 04/15/14 to 10/20/34   7,965           7,967
        5.000%, 05/15/33 to 11/15/35  49,607          48,844
   GNMA ARM
        3.750%, 12/01/06               5,920           5,811
   GNMA TBA
        6.500%, 01/01/34              10,400          10,692
        6.000%, 12/01/33 to 12/19/36  34,223          34,745
                                                  -----------
Total U.S. Government Mortgage-Backed
    Obligations (Cost $1,714,717) ($ Thousands)
                                                   1,724,719
                                                  -----------

ASSET-BACKED SECURITIES -- 24.2%
AUTOMOTIVE -- 1.2%
   AmeriCredit Automobile Receivables
      Trust, Ser 2003-DM, Cl A4
        2.840%, 08/06/10               2,782           2,750
   AmeriCredit Automobile Receivables
      Trust, Ser 2004-1, Cl C
        4.220%, 07/06/09                  50              50
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-AF, Cl A2
        5.610%, 12/07/06                 135             136
   Capital Auto Receivables Asset
      Trust, Ser 2004-1, Cl A3
        2.000%, 11/15/07                 154             154

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Capital Auto Receivables Asset
      Trust, Ser 2004-2, Cl A2
        3.350%, 02/15/08            $    489      $      487
   Capital Auto Receivables Asset
      Trust, Ser 2006-1, Cl A3
        5.030%, 10/15/09               5,478           5,471
   Capital One Prime Auto
      Receivables Trust, Ser 2006-1,
      Cl A3
        4.990%, 09/15/10               2,627           2,627
   Capital One Prime Auto
      Receivables, Ser 2006-1, Cl A4
        5.010%, 11/15/11                  96              96
   Carmax Auto Owner Trust,
      Ser 2006-2, Cl A3
        5.150%, 02/15/11               4,312           4,327
   Chase Manhattan Auto Owner Trust,
      Ser 2004-A, Cl A3
        2.080%, 05/15/08                 135             135
   DaimlerChrysler Auto Trust,
      Ser 2006-A, Cl A4
        5.010%, 01/08/11                  29              29
   DaimlerChrysler Auto Trust,
      Ser 2006-D, Cl A4
        4.940%, 02/08/12               2,283           2,282
   Ford Credit Auto Owner Trust,
      Ser 2005-A, Cl A3
        3.480%, 11/15/08               7,133           7,086
   Ford Credit Auto Owner Trust,
      Ser 2005-B, Cl A3
        4.170%, 01/15/09               1,304           1,297
   Franklin Auto Trust,
      Ser 2005-1, Cl A2
        4.840%, 09/22/08                 294             293
   Honda Auto Receivables Owner
      Trust, Ser 2004-2, Cl A3
        3.300%, 06/16/08               2,429           2,415
   Honda Auto Receivables Owner
      Trust, Ser 2006-2, Cl A3
        5.300%, 07/21/10                 118             119
   Household Automotive Trust,
      Ser 2006-2, Cl A2
        5.610%, 06/17/09                 207             207
   Hyundai Auto Receivables Trust,
      Ser 2005-A, Cl A4
        4.180%, 02/15/12               1,463           1,436
   Nissan Auto Lease Trust,
      Ser 2005-A, Cl A2
        4.610%, 01/15/08                 375             374
   Nissan Auto Lease Trust,
      Ser 2006-A, Cl A3
        5.110%, 03/15/10               3,701           3,710

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30,2006       97

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Nissan Auto Receivables Owner
      Trust, Ser 2006-A, Cl A3
        4.740%, 09/15/09            $    229      $      228
   Nissan Auto Receivables Owner
      Trust, Ser 2006-B, Cl A3
        5.160%, 02/15/10               1,176           1,177
   Nissan Auto Receivables Owner
      Trust, Ser 2006-C, Cl A2
        5.520%, 01/15/09                  95              95
   Triad Auto Receivables Owner
      Trust, Ser 2006-B, Cl A4
        5.520%, 12/12/06               1,086           1,103
   Triad Automobile Receivables
      Owner Trust, Ser 2003-B,
      Cl A4
        3.200%, 12/13/10                 833             820
   USAA Auto Owner Trust,
      Ser 2004-3, Cl A3
        3.160%, 02/17/09                 838             832
   USAA Auto Owner Trust,
      Ser 2005-1, Cl A3
        3.900%, 07/15/09                 508             504
   USAA Auto Owner Trust,
      Ser 2005-3, Cl A2
        4.520%, 06/16/08                 782             781
   USAA Auto Owner Trust,
      Ser 2006-1, Cl A3
        5.010%, 09/15/10               1,249           1,249
   USAA Auto Owner Trust,
      Ser 2006-3, Cl A4
        5.360%, 06/15/12               1,832           1,859
   Volkswagen Auto Lease Trust,
      Ser 2006-A, Cl A2
        5.550%, 11/20/08               2,250           2,258
   WFS Financial Owner Trust,
      Ser 2003-1, Cl A4
        2.740%, 09/20/10                 274             274
   WFS Financial Owner Trust,
      Ser 2003-3, Cl A4
        3.250%, 05/20/11               1,169           1,155
   WFS Financial Owner Trust,
      Ser 2003-4, Cl A4
        3.150%, 05/20/11               2,359           2,330
   WFS Financial Owner Trust,
      Ser 2004-1, Cl A4
        2.810%, 08/22/11                 918             902
   WFS Financial Owner Trust,
      Ser 2005-3, Cl A3A
        4.250%, 06/17/10                 832             827
   Wachovia Auto Loan Owner Trust,
      Ser 2006-2A, Cl A3 (C)
        5.230%, 08/22/11               5,309           5,334

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wachovia Auto Owner Trust,
      Ser 2004-A, Cl A4
        3.660%, 12/29/06            $  4,285      $    4,238
   Wachovia Auto Owner Trust,
      Ser 2005-B, Cl A2
        4.820%, 02/20/09               2,806           2,802
   Wachovia Auto Owner Trust,
      Ser 2006-1, Cl A3 (C)
        5.100%, 07/20/11               2,303           2,309
                                                  -----------
                                                      66,558
                                                  -----------
CREDIT CARDS -- 0.5%
   Capital One Master Trust,
      Ser 1998-1, Cl A
        6.310%, 06/15/11                 166             169
   Capital One Multi-Asset Execution
      Trust, Ser 2005-A2, Cl A2
        4.050%, 02/15/11                 159             157
   Chase Issuance Trust,
      Ser 2004-A9, Cl A9
        3.220%, 06/15/10               3,314           3,261
   Citibank Credit Card Issuance
      Trust, Ser 2000-A3, Cl A3
        6.875%, 11/16/09               1,399           1,421
   Citibank Credit Card Issuance
      Trust, Ser 2004-A4, Cl A4
        3.200%, 08/24/09               8,821           8,694
   Citibank Credit Card Issuance
      Trust, Ser 2006-A2, Cl A2
        4.850%, 02/10/11                 199             199
   Citibank Credit Card Master
      Trust, Ser 1998-2, Cl A
        6.050%, 01/15/10                  74              75
   Household Credit Card Master
      Trust, Ser 2006-1, Cl A
        5.100%, 06/15/12               2,547           2,564
   MBNA Credit Card Master Note
      Trust, Ser 2004-A4, Cl A4
        2.700%, 09/15/09               7,075           7,011
   MBNA Master Credit Card Trust,
      Ser 2000-L, Cl A
        6.500%, 04/15/10               2,167           2,197
                                                  -----------
                                                      25,748
                                                  -----------
MORTGAGE RELATED SECURITIES -- 22.3%
   ABS Home Equity Loan Trust,
      Ser 2001-HE3, Cl A1 (F)
        5.860%, 12/15/06                 504             504
   AFC Home Equity Loan Trust,
      Ser 2000-1, Cl 2A (F)
        5.560%, 12/25/06               4,508           4,518


--------------------------------------------------------------------------------
98       SEI Institutional Investments Trust/Semi-Annual Report/November 30,2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ace Securities, Ser 2006-SI3,
      Cl A1 (F)
        5.420%, 12/25/06            $ 14,510      $   14,511
   Adjustable Rate Mortgage Trust,
      Ser 2005-8, Cl 4A11 (F)
        5.442%, 12/01/06              13,445          13,353
   American Home Mortgage Investment
      Trust, Ser 2005-4, Cl 1A3 (F)
        5.760%, 12/25/06               1,530           1,541
   Amortizing Residential Collateral
      Trust CMO, Ser 2002-BC1,
      Cl A (F)
        5.660%, 12/25/06                 829             831
   Asset Securitization, Ser 1996-D2,
      Cl A1
        6.920%, 02/14/29                 268             269
   Banc of America Alternative Loan
      Trust, Ser 2004-5, Cl 4A1
        5.000%, 06/25/19               1,991           1,978
   Banc of America Alternative Loan
      Trust, Ser 2004-6, Cl 4A1
        5.000%, 07/25/19               2,312           2,293
   Banc of America Alternative Loan
      Trust, Ser 2006-4, Cl 4CB1
        6.500%, 05/25/36                 327             332
   Banc of America Commercial
      Mortgage Securities
        6.291%, 10/25/36               2,854           2,888
   Banc of America Commercial
      Mortgage Securities,
      Ser 2002-PB2, Cl A4
        6.186%, 06/11/35                  80              84
   Banc of America Commercial
      Mortgage Securities,
      Ser 2002-PB2, Cl B
        6.309%, 06/11/35               1,075           1,136
   Banc of America Commercial
      Mortgage Securities,
      Ser 2003-1, Cl 2A4
        5.000%, 02/25/18               4,639           4,567
   Banc of America Commercial
      Mortgage Securities,
      Ser 2003-1, Cl A1
        3.878%, 09/11/36               7,889           7,667
   Banc of America Commercial
      Mortgage Securities,
      Ser 2003-1,  Cl A2
        4.648%, 12/01/06               1,262           1,237
   Banc of America Commercial
      Mortgage Securities,
      Ser 2003-3, Cl A1
        5.685%, 12/01/06                  67              68

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Banc of America Commercial
      Mortgage Securities,
      Ser 2004-1, Cl A3
        4.429%, 11/10/39            $     30      $       29
   Banc of America Commercial
      Mortgage Securities,
      Ser 2004-1, Cl A4
        4.760%, 11/10/39               1,360           1,333
   Banc of America Commercial
      Mortgage Securities,
      Ser 2004-6, Cl A3
        4.512%, 12/10/42               5,620           5,492
   Banc of America Commercial
      Mortgage Securities,
      Ser 2005-2, Cl A3
        4.611%, 07/10/43                 172             170
   Banc of America Commercial
      Mortgage Securities,
      Ser 2005-3, Cl A4
        4.668%, 07/10/43              12,400          12,027
   Banc of America Commercial
      Mortgage Securities,
      Ser 2005-5, Cl A4 (F)
        5.115%, 10/10/45               1,190           1,189
   Banc of America Commercial
      Mortgage Securities,
      Ser 2006-3, Cl A4 (F)
        5.889%, 07/10/44               4,516           4,765
   Banc of America Commercial
      Mortgage Securities,
      Ser 2006-4, Cl A1
        5.363%, 05/10/11                  78              79
   Banc of America Commercial
      Mortgage Securities,
      Ser 2006-6, Cl A1
        5.226%, 12/10/16                 110             112
   Banc of America Commercial
      Mortgage Securities,
      Ser 2006-4, Cl A4
        5.634%, 07/10/46              15,000          15,555
   Banc of America Commercial
      Mortgage Securities,
      Ser 2006-6, Cl A2
        5.309%, 12/10/16                 100             101
   Banc of America Commercial
      Mortgage Securities,
      Ser 2006-6, Cl AM
        5.390%, 12/10/16               5,711           5,805
   Banc of America Funding,
      Ser 2005-B, Cl 2A1 (F)
        5.112%, 12/01/06               6,650           6,638



--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30,2006       99

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Banc of America Funding,
      Ser 2006-D, Cl 5A1 (F)
        5.864%, 12/01/06            $  1,650      $    1,646
   Bank of America Alternative
      Loan Trust, Ser 2006-7,
      Cl A3 (F)
        5.913%, 10/25/36               2,029           2,048
   Bank of America Alternative Loan
      Trust, Ser 2006-8, Cl 3A1 (F)
        6.291%, 12/01/06               2,822           2,862
   Bear Stearns Commercial Mortgage
      Securities, Ser 2003-T10,
      Cl A2
        4.740%, 12/01/06               4,560           4,484
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-ESA,
      Cl C
        4.937%, 05/14/16               5,548           5,546
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR5,
      Cl A3
        4.565%, 07/11/42                 115             113
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-T16,
      Cl A3
        4.030%, 02/13/46                 100              97
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-WPR6,
      Cl A6 (J)
        4.825%, 11/11/41               5,995           5,882
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-T18,
      Cl A4 (F)
        4.933%, 12/01/06               2,463           2,434
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-PW11,
      Cl A4 (F)
        5.458%, 12/01/06               2,907           2,997
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-PW13,
      Cl A1
        5.294%, 09/11/41                  49              50
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-T22,
      Cl A1 (F)
        5.415%, 12/01/06                 335             338
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-T24,
      Cl A2
        5.478%, 10/12/41               5,532           5,636
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-T24,
      Cl A4
        5.537%, 10/12/41               1,647           1,697
   Bear Stearns, Ser 2006-AC1,
      Cl 1A1 (G)
        5.750%, 12/01/06               3,738           3,732
   Bear Sterns Trust, Ser 2006-6,
      Cl 2A1 (F)
        6.000%, 12/01/06               2,392           2,419

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   CIGNA CBO, Ser 1996-1, Cl A2
      (C) (G) (H)
        6.460%, 11/15/08            $  4,064      $    4,067
   CS First Boston Mortgage
      Securities, Ser 8, Cl 1A2
        5.250%, 12/01/06               5,415           5,354
   Capital One Multi-Asset
      Execution Trust, Ser 2003-C4,
      Cl C4
        6.000%, 08/15/13               2,751           2,836
   Capital One Multi-Asset Execution
      Trust, Ser 2003-A4, Cl A4
        3.650%, 07/15/11                  72              70
   Chase Funding Mortgage Loan,
      Ser 2002-1, Cl 2A2 (F)
        5.820%, 12/25/06               2,216           2,217
   Chase Manhattan Commercial
      Mortgage Trust, Ser 99-C2,
      Cl A2
        7.546%, 11/17/32                 340             358
   Chase Mortgage Finance,
      Ser 2005-A1, Cl 1A1 (F)
        5.415%, 12/01/06               2,819           2,799
   Chase Mortgage Finance,
      Ser 2005-A1, Cl 2A3 (F)
        5.250%, 12/01/06              13,166          13,102
   Citicorp Residential Mortgage
      Securities, Ser 2006-1,
      Cl A2 (G)
        5.682%, 07/25/36               2,150           2,161
   Citigroup Commercial Mortgage
      Trust, Ser 2005-C3, Cl A2
        4.639%, 05/15/43                 140             138
   Citigroup Commercial Mortgage
      Trust, Ser 2006-C4, Cl A1 (F)
        5.703%, 12/31/49                 154             157
   Citigroup Commericial Mortgage
      Trust, Ser 2006-C5, Cl A4
        5.431%, 10/15/49               5,933           6,058
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR3, Cl 1A1A
        5.952%, 12/01/06                 608             612
   Citigroup/Deutsche Bank
      Commercial Mortgage,
      Ser 2006-CD3, Cl  AAB
        5.608%, 10/15/48               1,876           1,929
   Commercial Mortgage Pass-Through
      Certificate, Ser 1999-1,
      Cl E (F)
        7.224%, 12/01/06               3,424           3,542
   Commercial Mortgage Pass-Through
      Certificate, Ser 2000-C1, Cl C
        7.706%, 08/15/33                 637             690
   Commercial Mortgage Pass-Through
      Certificate, Ser 2005-C6,
      Cl A3
        5.144%, 12/10/06              12,600          12,627



--------------------------------------------------------------------------------
100     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Commercial Mortgage Pass Through
      Certificate, Ser 2004-LB3A,
      Cl B (F)
        5.281%, 12/01/06            $  1,335      $    1,350
   Commodore, Ser 2003-2A,
      Cl A1MM (F) (K)
        5.470%, 12/12/38               9,543           9,543
   Conseco Finance Home Loan Trust,
      Ser 2000-E, Cl M1
        8.130%, 08/15/31               4,203           4,337
   Conseco Finance Securitization,
      Ser 2000-4, Cl A6
        8.310%, 05/01/32                 950             802
   Contimortgage Home Equity Loan
      Trust, Ser 1997-2, Cl A9
        7.090%, 04/15/28                  81              80
   Contimortgage Home Equity Loan
      Trust, Ser 1997-5, Cl A6
        6.870%, 03/15/24                 232             230
   Countrywide Alternative Loan
      Trust, Ser 2004-27CB, Cl A1
        6.000%, 12/25/34               3,818           3,838
   Countrywide Alternative Loan
      Trust, Ser 2004-J1, Cl 1A1
        6.000%, 02/25/34               1,020           1,017
   Countrywide Alternative Loan
      Trust, Ser 2004-J6, Cl 2A1
        6.500%, 11/25/31               3,831           3,936
   Countrywide Alternative Loan
      Trust, Ser 2005-27, Cl 2A1 (F)
        6.014%, 12/01/06               6,549           6,584
   Countrywide Alternative Loan
      Trust, Ser 2005-27, Cl 3A2 (F)
        5.760%, 12/01/06               3,317           3,317
   Countrywide Alternative Loan
     Trust, Ser 2005-56, Cl 4A1 (F)
        5.630%, 12/25/06              13,978          14,022
   Countrywide Alternative Loan
      Trust, Ser 2005-59, Cl 1A1 (F)
        5.660%, 12/20/06              16,328          16,387
   Countrywide Alternative Loan
      Trust, Ser 2005-59, Cl 2X,
      IO (E) (H)
        1.601%, 12/01/06              38,727           1,470
   Countrywide Alternative
      Loan Trust, Ser 2005-72,
      Cl A1 (F)
        5.590%, 12/27/06               6,664           6,669
   Countrywide Alternative Loan
      Trust, Ser 2006-0A11,
      Cl A4 (F)
        5.510%, 12/25/06              15,817          15,789
   Countrywide Alternative
      Loan Trust, Ser 2006-7CB,
      Cl 1A9
        6.000%, 05/25/36                 623             630

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Alternative Loan
      Trust, Ser 2006-OA14, Cl 1A2
        4.826%, 12/01/06            $  1,485      $    1,485
   Countrywide Alternative Loan
      Trust, Ser 2006-OA2,
      Cl X1P (H)
        1.030%, 05/20/46              52,500           2,514
   Countrywide Alternative
      Loan Trust, Ser 2009-32CB,
      Cl A19
        6.000%, 12/01/06               1,836           1,831
   Countrywide Asset-Backed
      Certificates, Ser 2001-BC3,
      Cl A (F)
        5.800%, 12/25/06                 117             117
   Countrywide Asset-Backed
      Certificates, Ser 2003-C2,
      Cl 2A1 (F)
        5.620%, 12/25/06                 115             115
   Countrywide Asset-Backed
      Certificates, Ser 2005-11,
      Cl AF1 (F)
        5.500%, 12/25/06               5,666           5,667
   Countrywide Asset-Backed
      Certificates, Ser 2005-16,
      Cl 2AF2 (F)
        5.382%, 12/01/06               2,614           2,612
   Countrywide Asset-Backed
      Certificates, Ser 2005-BC4,
      Cl 2A1 (F)
        5.440%, 12/27/06                 429             429
   Countrywide Asset-Backed
      Certificates, Ser 2006-15,
      Cl A2
        5.683%, 10/25/36               1,529           1,536
   Countrywide Asset-Backed
      Certificates, Ser 2006-15,
      Cl A3
        5.689%, 10/25/36                 208             210
   Countrywide Asset-Backed
      Certificates, Ser 2006-S1,
      Cl A2
        5.549%, 08/25/21               4,132           4,128
   Countrywide Home Equity
      Loan Trust, Ser 2004-K,
      Cl A2 (F)
        5.620%, 12/15/06               2,388           2,392
   Countrywide Home Equity
      Loan Trust, Ser 2005-F,
      Cl 2A (F)
        5.560%, 12/15/06              10,026          10,031
   Countrywide Home Equity Loan
      Trust, Ser 2005-H,
      Cl 2A (F)
        5.560%, 12/15/06               8,753           8,766
   Countrywide Home Loans,
      Ser 2005-R3, Cl AF (F)
        5.720%, 12/25/06              13,156          13,225
   Credit Suisse First Boston
      Mortgage Securities,
      Ser 1998-C2, Cl A2
        6.300%, 11/15/30               3,514           3,577



--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     101

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Credit Suisse First Boston
      Mortgage Securities,
      Ser 2001-MH29, Cl A (G)
        5.600%, 09/25/31            $ 1,098       $    1,083
   Credit Suisse First Boston
      Mortgage Securities,
      Ser 2002-CKN2, Cl A3
        6.133%, 04/15/37               4,789           5,022
   Credit Suisse First Boston
      Mortgage Securities,
      Ser 2002-CKP1, Cl A3
        6.439%, 12/15/35               2,156           2,292
   Credit Suisse First Boston
      Mortgage Securities,
      Ser 2002-CKS4, Cl A2
        5.183%, 11/15/36              20,026          20,141
   Credit Suisse First Boston
      Mortgage Securities,
      Ser 2002-CP3, Cl A3
        5.603%, 07/15/35               2,899           2,978
   Credit Suisse First Boston
      Mortgage Securities,
      Ser 2003-C4, Cl A4 (F)
        5.137%, 08/15/36               1,905           1,912
   Credit Suisse First Boston
      Mortgage Securities,
      Ser 2003-CK2, Cl A4
        4.801%, 03/15/36                 119             117
   Credit Suisse First Boston
      Mortgage Securities,
      Ser 2004-C1, Cl A3
        4.321%, 01/15/37                  78              76
   Credit Suisse First Boston
      Mortgage Securities,
      Ser 2004-C2, Cl A1
        3.819%, 05/15/36              11,446          11,035
   Credit Suisse First Boston
      Mortgage Securities,
      Ser 2004-C5, Cl A4
        4.829%, 12/15/06               2,157           2,117
   Credit Suisse Mortgage Capital,
      Ser 2006-C3, Cl A1
        4.991%, 06/15/38                 145             145
   Criimi Mae Commercial Mortgage,
      Ser 1998-C1, Cl A2 (C)
        7.000%, 06/02/33               2,110           2,127
   DLJ Commercial Mortgage,
      Ser 1999-CG2, Cl A1B
        7.300%, 06/10/32               3,600           3,765
   DSLA Mortgage Loan Trust,
      Ser 2004-AR2, Cl A2B (F)
        5.720%, 12/19/06               6,523           6,554
   Delta Funding Home Equity
      Loan, Ser 1999-3, Cl A1A (F)
        5.730%, 12/15/06                 432             433
   Deutsche Mortgage and Asset
      Receivables, Ser 1998-C1,
      Cl A2
        6.538%, 06/15/31               4,695           4,736
   Duke Funding, Ser 2004-6B,
      Cl A1S1 (C) (F) (K)
        5.440%, 10/09/07              15,560          15,560


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   EMC Mortgage Loan Trust,
      Ser 2002-AA, Cl A1
      (C) (F)
        5.790%, 12/25/06            $  1,536      $    1,544
   EQCC Trust, Ser 2002-1,
      Cl 2A (F)
        5.620%, 12/25/06                 228             228
   Equivantage Home Equity Loan
      Trust, Ser 1997-2, Cl A3 (G)
        7.775%, 12/01/06                 501             499
   First Horizon Trust,
      Ser 2006-HE2, Cl A
        5.450%, 12/25/06               1,000           1,000
   First Horizon, Ser 2004-HE2,
      Cl A (F)
        5.540%, 12/25/06               2,422           2,424
   First Union National Bank,
      Ser 2001-C4, Cl B
        6.417%, 12/12/33                 926             981
   Fleet Home Equity Trust,
      Ser 2001-1, Cl A (F)
        5.530%, 12/01/06                 230             230
   GE Capital Commercial Mortgage,
      Ser 2001-3, Cl A1
        5.560%, 06/10/38                 119             121
   GE Capital Commercial Mortgage,
      Ser 2002-2A, Cl A3
        5.349%, 08/11/36               4,264           4,330
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
        4.996%, 12/10/37              23,360          23,374
   GE Capital Commercial Mortgage,
      Ser 2003-C2, Cl A4
        5.145%, 07/10/37               6,394           6,428
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (F)
        5.190%, 12/01/06               2,979           2,997
   GE Capital Commercial Mortgage,
      Ser 2005-C4, Cl A3A (F)
        5.511%, 12/01/06              14,000          14,249
   GE Capital Mortgage Services,
      Ser 1997-HE3, Cl A6
        6.720%, 10/25/27                 192             191
   GMAC Commercial Mortgage
      Securities, Ser 2000-C2, Cl A2
        7.455%, 08/16/33               3,335           3,560
   GMAC Commercial Mortgage
      Securities, Ser 2002-C3, Cl A2
        4.930%, 07/10/39                 963             959
   GMAC Commercial Mortgage
      Securities, Ser 2003-C2,
      Cl B (F)
        5.473%, 12/01/06               2,363           2,422
   GMAC Commercial Mortgage
      Securities, Ser 2004-C1, Cl A1
        3.118%, 03/10/38                 691             674


--------------------------------------------------------------------------------
102     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GMAC Commercial Mortgage
      Securities, Ser 2004-C2,
      Cl A1
        3.896%, 08/10/38            $    296      $     290
   GMAC Commercial Mortgage
      Securities, Ser 2003-C3,
      Cl A4
        5.023%, 04/10/40               4,288           4,276
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-J4,  Cl A1
        5.500%, 12/01/06               1,132           1,129
   GMAC Mortgage Loan Trust,
      Ser 2004-HE4, Cl A1 (F)
        5.604%, 12/25/06               9,349           9,363
   GS Mortgage Securities,
      Ser 1998-1, Cl A (C)
        8.000%, 09/19/27                   8               9
   GS Mortgage Securities,
      Ser 1998-GLII, Cl A2
        6.562%, 04/13/31               6,639           6,730
   GS Mortgage Securities,
      Ser 2005-GG4, Cl AABA
        4.680%, 07/10/39               5,800           5,693
   GS Mortgage Securities,
      Ser 2006-C1, Cl B
        6.970%, 10/18/30                 878             902
   GSAMP Trust, Ser 2003-SEA,
      Cl A1 (F)
        5.720%, 12/25/06               3,252           3,270
   GSMPS Mortgage, Ser 2006-RP2,
      Cl 1AF1 (C) (F)
        5.726%, 12/25/06               2,902           2,899
   Great America Leasing
      Receivables, Ser 2006-1,
      Cl A3 (C)
        5.340%, 01/15/10               2,517           2,527
   Green Tree Financial,
      Ser 1996-5, Cl A6
        7.750%, 07/15/27               1,067           1,119
   Greenwich Capital Commercial
      Funding, Ser 2005-GG5 Cl A2
        5.117%, 04/10/37                 260             261
   Greenwich Capital Commercial
      Funding, Ser 2006-GG7,
      Cl A2 (F)
        6.010%, 11/10/11                 150             156
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO (E) (H)
        1.263%, 12/01/06              31,889             703
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (F) (H)
        1.117%, 12/01/06              38,700           1,028
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B,
      IO (F) (H)
        0.849%, 12/01/06              35,684             998


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Heller Financial Commercial
      Mortgage, Ser 1999-PH1,
      Cl C (F)
        7.054%, 12/15/06            $    239      $      248
   IMPAC CMB Trust, Ser 2003-12,
      Cl A1 (G)
        6.080%, 12/25/06               1,684           1,685
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR12,
      Cl AX2, IO (E) (H)
        0.930%, 12/01/06              31,533             719
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2006-CB17, Cl A4
        5.524%, 12/01/06               5,108           5,190
   JPMorgan Chase Commercial
      Mortgage, Ser 2002-C2, Cl A2
        5.050%, 12/12/34               5,996           5,992
   JPMorgan Chase Commercial
      Mortgage, Ser 2002-CIB5,
      Cl A2
        5.161%, 10/12/37               1,137           1,144
   JPMorgan Chase Commercial
      Mortgage, Ser 2003-CB7,
      Cl A4 (F)
        4.879%, 12/12/06               4,037           3,991
   JPMorgan Chase Commercial
      Mortgage, Ser 2003-ML1A,
      Cl A2
        4.767%, 03/12/39               5,138           5,056
   JPMorgan Chase Commercial
      Mortgage, Ser 2004-C3, Cl A1
        4.200%, 07/12/35                  87              85
   JPMorgan Chase Commercial
      Mortgage, Ser 2004-C3, Cl A2
        4.223%, 01/15/42              12,948          12,683
   JPMorgan Chase Commercial
      Mortgage, Ser 2004-C3, Cl A4
        4.657%, 01/15/42               4,000           3,905
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB11,
      Cl A4
        5.335%, 12/11/06               6,616           6,706
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB12,
      Cl A4
        4.895%, 09/12/37                 530             522
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP4,
      Cl A4 (F)
        4.918%, 12/01/06               6,200           6,108
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB16,
      Cl A1
        5.338%, 05/12/45                  39              40
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP7,
      Cl A1 (F)
        5.834%, 12/01/06                  76              77


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     103

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP7,
      Cl A2 (F)
        5.862%, 12/01/06            $    160      $      166
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP8,
      Cl A2
        5.289%, 05/15/45                  90              91
   JPMorgan Mortgage Trust,
      Ser 2004-A5, Cl 4A2 (F)
        4.850%, 12/25/34               7,421           7,337
   JPMorgan Mortgage Trust,
      Ser 2004-A5, Cl 4A4 (F)
        4.849%, 12/01/06              11,500          11,423
   JPMorgan Mortgage Trust,
      Ser 2005-A3, Cl 11A2 (F)
        4.511%, 12/25/06              13,065          12,515
   JPMorgan Mortgage Trust,
      Ser 2005-A8, Cl 1A1 (F)
        5.410%, 12/01/06               4,037           4,009
   JPMorgan Mortgage Trust,
      Ser 2006-A2, Cl 2A2 (F)
        5.773%, 12/01/06              13,400          13,655
   JPMorgan Mortgage Trust,
      Ser 2006-A3, Cl 3A4 (F)
        5.768%, 12/01/06              14,500          14,779
   LB Commercial Conduit Mortgage
      Trust, Ser 1999-C2, Cl A1
        7.105%, 10/15/32                 141             141
   LB Commercial Conduit Mortgage
      Trust, Ser 1999-C2, Cl B
        7.425%, 10/15/32                 371             394
   LB-UBS Commercial Mortgage Trust,
      Ser 2000-C5, Cl A2
        5.594%, 06/15/31              16,225          16,665
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C7, Cl A4 (F)
        4.931%, 09/15/35               3,337           3,315
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C8, Cl A4
        5.124%, 11/15/32              16,549          16,625
   LB-UBS Commercial Mortgage Trust,
      Ser 2004-C4, Cl A2
        4.567%, 12/11/06                 510             505
   LB-UBS Commercial Mortgage Trust,
      Ser 2004-C8, Cl A4
        4.510%, 12/11/06                 360             352
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C2, Cl A4
        4.998%, 04/15/30                 123             123
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C5, Cl A2
        4.885%, 09/15/40                 180             180


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   LB-UBS Commercial Mortgage Trust,
      Ser 2006-C4, Cl A1
        5.741%, 06/15/32            $    146      $      149
   LB-UBS Commercial Mortgage Trust,
      Ser 2006-C7, Cl  D (F)
        5.496%, 11/15/38                 593             602
   LB-UBS Commercial Mortgage Trust,
     Ser 2009-C7, Cl  A3
        5.347%, 11/15/38               6,844           6,953
   Lehman XS Trust, Ser 2005-5N,
      Cl 1A1 (F)
        5.620%, 12/01/06              11,240          11,275
   Lehman XS Trust, Ser 2005-7N,
      Cl 1A1B (F)
        5.620%, 12/25/06               7,453           7,485
   Long Beach Mortgage Loan Trust,
      Ser 2006-4, Cl 2A1 (F)
        5.370%, 12/25/06              11,842          11,842
   MLCC Mortgage Investors,
      Ser 2004-B, Cl A3 (F)
        6.537%, 12/01/06               1,702           1,736
   Master Adjustable Rate
      Mortgages Trust, Ser 2004-13,
      Cl 3A7A (F)
        3.787%, 12/01/06              11,650          11,356
   Master Alternative Loans Trust,
      Ser 2004-4, Cl 1A1
        5.500%, 05/25/34               3,454           3,439
   Master Asset-Backed
      Securities Trust,
      Ser 2004-OPT2, Cl A2 (F)
        5.670%, 12/26/06                 134             134
   Master Asset-Backed Securities
      Trust, Ser 2005-AB1, Cl A1B (G)
        5.143%, 12/01/06               1,285           1,278
   Master Reperforming Loan Trust,
      Ser 2005-1, Cl 1A1 (C)
        6.000%, 08/25/34               5,836           5,868
   Master Reperforming Loan Trust,
      Ser 2006-1, Cl 1A1F (F)
        5.680%, 12/25/06               2,543           2,534
   Master Seasoned Securities Trust,
      Ser 2005-2, Cl 2A1 (F)
        5.720%, 12/25/06               1,429           1,431
   Merrill Lynch Mortgage Investors,
      Ser 2004-A1, Cl 4A (F)
        5.347%, 12/01/06               8,641           8,623
   Merrill Lynch Mortgage Investors,
      Ser 2005-SD1, Cl A1 (F)
        5.500%, 12/25/06                 443             443
   Merrill Lynch Mortgage Investors,
      Ser 2006-WMC2, Cl A2B (G)
        5.464%, 12/01/06                 699             699


--------------------------------------------------------------------------------
104     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Merrill Lynch Mortgage Investors,
      Ser 2006-WMC2, Cl A2D (G)
        5.895%, 12/25/06            $  5,789      $    5,903
   Merrill Lynch Mortgage Trust,
      Ser 2002-MW1, Cl A4
        5.619%, 07/12/34               5,203           5,344
   Merrill Lynch Mortgage Trust,
      Ser 2004-KEY2, Cl A4 (F)
        4.864%, 08/12/39               3,479           3,420
   Merrill Lynch Mortgage Trust,
      Ser 2004-MKB1, Cl A3 (F)
        4.892%, 02/12/42                 151             150
   Merrill Lynch Mortgage Trust,
      Ser 2005-MCP1, Cl A4 (F)
        4.747%, 06/12/43               4,080           3,977
   Merrill Lynch, Ser 2006-3,
      Cl  A1 (F)
        4.711%, 07/12/46                  79              78
   Merrill Lynch Countrywide
      Commercial Mortgage Trust,
      Ser 2006-1, Cl A2 (F)
        5.440%, 12/01/06                 150             152
   Metropolitan Asset Funding,
      Ser 1997-B, Cl A1D (C)
        7.130%, 03/20/12                 237             236
   Mid-State Trust, Ser 11, Cl A1
        4.864%, 07/15/38               3,540           3,437
   Morgan Stanley Capital I,
      Ser 2003-IQ6, Cl A
        4.970%, 12/01/06               2,273           2,255
   Morgan Stanley Capital I,
      Ser 2003-T11, Cl A4
        5.150%, 06/13/41               4,594           4,618
   Morgan Stanley Capital I,
      Ser 2004-HQ4, Cl A2
        3.920%, 04/14/40                 957             942
   Morgan Stanley Capital I,
      Ser 2005-HQ5, Cl A3
        5.007%, 01/14/42                 110             110
   Morgan Stanley Capital I,
      Ser 2005-HQ5, Cl AAB
        5.037%, 01/14/42               1,346           1,345
   Morgan Stanley Capital I,
      Ser 2005-HQ6, Cl A4A
        4.989%, 08/13/42               4,630           4,589
   Morgan Stanley Capital I,
      Ser 2006-HQ8, Cl A1
        5.124%, 03/12/44                 771             773
   Morgan Stanley Capital I,
      Ser 2006-HQ9, Cl A1
        5.490%, 07/20/44                 215             218
   Morgan Stanley Capital I,
      Ser 2006-HQ10, Cl A1
        5.131%, 12/01/06                 340             341

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Capital I,
      Ser 2006-HQ10, Cl A2
        5.283%, 11/12/41            $  2,822      $    2,850
   Morgan Stanley Capital I,
      Ser 2006-T23, Cl A2 (F)
        5.914%, 12/01/06                 200             206
   Morgan Stanley Capital,
      Ser 2003-IQ5  Cl A4
        5.010%, 12/01/06               3,770           3,758
   Morgan Stanley Dean Witter
      Capital, Ser 2000-LIF2,
      Cl A2
        7.200%, 10/15/33               5,075           5,375
   Morgan Stanley Dean Witter
      Capital, Ser 2000-LIFE,
      Cl A2
        7.570%, 11/15/36               3,309           3,507
   Morgan Stanley Dean Witter
      Capital, Ser 2002-IQ3, Cl A4
        5.080%, 12/01/06               6,633           6,644
   Morgan Stanley Dean Witter
      Capital, Ser 2003-HQ2, Cl A1
        4.180%, 03/12/35                 303             295
   Nationslink Funding,
      Ser 1999-1, Cl 2
        6.316%, 01/20/31               6,095           6,196
   New Century Home Equity
      Loan Trust, Ser 2005-B,
      Cl A2A (F)
        5.440%, 12/25/06               4,120           4,120
   Newcastle CDO, Ser 2005-6A,
      Cl IM1 (F) (K)
        5.340%, 04/24/07               4,149           4,149
   Nomura Asset Securities,
      Ser 1998-D6,  Cl A1C
        6.690%, 03/15/30                 166             178
   Northstar Education Finance,
      Ser 2005-1, Cl A5
        4.740%, 10/30/45               2,388           2,368
   Novastar Home Equity Loan,
      Ser 1998-2, Cl A2 (F)
        5.555%, 12/25/06                 277             277
   Oakwood Mortgage Investors,
      Ser 2002-C, Cl A, IO (H)
        6.000%, 08/15/10               7,334           1,093
   Oncor Electric Delivery
      Transition Bond, Ser 2003-1,
      Cl A2
        4.030%, 02/15/12               3,130           3,083
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A (F)
        5.920%, 12/25/06                 595             595
   Origen Manufactured Housing,
      Ser 2002-A, Cl A1 (F)
        5.560%, 12/15/06                  83              83


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     105

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ownit Mortgage Loan Asset-Backed
      Securities Trust, Ser 2006-1,
      Cl AF1 (G)
        5.424%, 12/25/36            $  1,149      $    1,143
   Park Place Securities NIM
      Trust, Ser 2004-MM1,
      Cl MM1 (F) (K)
        5.350%, 02/26/07               6,164           6,164
   Public Service New Hampshire
      Funding, Ser 2001-1, Cl A3
        6.480%, 05/01/15               1,866           1,989
   RAAC, Ser, 2005-SP1, Cl 2A2
        5.250%, 12/01/06                 808             800
   Renaissance Home Equity Loan
      Trust, Ser 2005-3, Cl AF2 (G)
        4.723%, 12/01/06               1,000             993
   Renaissance Home Equity Loan
      Trust, Ser 2006-1, Cl AF3 (G)
        5.608%, 12/01/06                 998             999
   Residential Asset Securitization
      Trust, Ser 2006-A10, Cl A5
        6.500%, 12/01/06               1,267           1,292
   Residential Accredit Loans,
      Ser QO8, Cl 1A1A (F)
        5.410%, 12/25/06              21,171          21,171
   Residential Asset Mortgage
      Products, Ser 2003-RS3,
      Cl AII (F)
        5.680%, 12/25/06                 235             235
   Residential Asset Mortgage
      Products, Ser 2004-SL1,
      Cl A8
        6.500%, 11/25/31               2,760           2,782
   Residential Asset Mortgage
      Products, Ser 2004-SL3, Cl A2
        6.500%, 12/25/31               4,581           4,638
   Residential Asset Securities,
      Ser 2002-KS7, Cl A2 (F)
        5.690%, 12/25/06               1,500           1,500
   Residential Asset Securitization
      Trust, Ser 2004-IP2,
      Cl 2A1 (F)
        5.242%, 12/01/06               4,595           4,609
   Residential Funding Mortgage
      Securities, Ser 2000-HI1,
      Cl AI7 (G)
        8.290%, 02/25/25               2,944           2,966
   Residential Funding Mortgage
      Securities, Ser 2005-HS1,
      Cl AI1 (F)
        5.440%, 12/25/06               8,421           8,396
   Saturn Ventures II (F) (K)
        5.380%, 02/07/07              16,706          16,706
   Securitized Asset-Backed
      Receivables LLC, Ser 2005-FR4,
      Cl A3 (F)
        5.520%, 12/25/06               3,536           3,538

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Start, Ser 2003-1, Cl X (F)
        4.130%, 01/21/07            $  4,554      $    4,531
   Start, Ser 2003-2, Cl X (F)
        4.600%, 01/21/07               1,981           1,981
   Structured Adjustable Rate
      Mortgage Loan, Ser 2005-19XS,
      Cl 1A1 (F)
        5.640%, 12/26/06              14,150          14,208
   TIAA Real Estate CDO,
      Ser 2003 1A, Cl A1MM (F) (K)
        5.350%, 09/28/07              15,428          15,428
   TMS SBA Loan Trust,
      Ser 1999-1, Cl A (F)
        6.050%, 12/15/06                 221             220
   Terwin Mortgage Trust,
      Ser 2005-9HGS, Cl A1 (C) (F)
        4.000%, 12/01/06               4,619           4,566
   Thornburg Mortgage Securities
      Trust, Ser 2005-3, Cl 2A1 (F)
        5.570%, 12/25/06              15,222          15,220
   Thornburg Mortgage Securities
      Trust, Ser 2005-4, Cl A4 (F)
        5.520%, 12/25/06              19,410          19,393
   Thornburg Mortgage Securities
      Trust, Ser 2006-1, Cl A3 (F)
        5.490%, 12/01/06              25,712          25,673
   Triad Auto Receivables Owner
      Trust, Ser 2006-C, Cl A3
        5.260%, 11/14/11               1,931           1,941
   Vendee Mortgage Trust,
      Ser 1994-1, Cl 2ZB
        6.500%, 12/01/06               6,485           6,747
   WMALT Mortgage Pass Through,
      Ser 2006-AR4, Cl DA (F)
        5.402%, 12/01/06               5,591           5,602
   WMALT Mortgage Pass-Through
      Certificates, Ser 2006-7,
      Cl A3 (G)
        6.081%, 12/01/06                 987             999
   WMALT Mortgage Pass-Through
      Certificates, Ser 2006-8,
      Cl A3A (G)
        5.764%, 10/25/36                 915             915
   WMALT Mortgage Pass-Through
      Certificates, Ser 2006-AR7,
      Cl A1A
        5.352%, 12/01/06               2,978           2,982
   WMALT Mortgage Pass-Through
      Certificates, Ser 2006-AR7,
      Cl A1B
        5.352%, 12/01/06               1,687           1,687
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2002-C1A,
      Cl A4
        6.287%, 04/15/34               2,587           2,735



--------------------------------------------------------------------------------
106     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2002-C2, Cl A4
        4.980%, 11/15/34            $  2,061      $    2,055
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2003-C6, Cl A3
        4.957%, 08/15/35               4,490           4,476
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2003-C6, Cl A4
        5.125%, 08/15/35               3,233           3,242
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2003-C8, Cl A3
        4.445%, 11/15/35                 949             931
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2003-C9, Cl A4
        5.012%, 12/15/35                 993             988
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2003-C9, Cl B
        5.109%, 12/01/06                 593             593
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2004-C10, Cl A4
        4.748%, 02/15/41               4,260           4,170
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2004-C11, Cl B
        5.306%, 12/01/06               1,483           1,493
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2004-C15, Cl A4
        4.803%, 10/15/41               2,844           2,784
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2005 C-22, Cl A4 (F)
        5.441%, 12/01/06               2,775           2,814
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2005-C20, Cl A4 (F)
        5.285%, 12/01/06                 280             282
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2006-C26, Cl A1
        5.726%, 06/15/45                 143             145
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2006-C26, Cl A2
        5.935%, 06/15/45                 150             155


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Wachovia Bank Commericial
      Mortgage Trust,
      Ser 2006-C28, Cl A4 (F)
        5.572%, 10/15/48            $  2,693      $    2,777
   Washington Mutual Mortgage,
      Ser 2003-MS1, Cl 1A
        5.000%, 02/25/18               1,627           1,599
   Washington Mutual Mortgage,
      Ser 2003-MS2, Cl 3A1
        5.000%, 03/25/18               5,680           5,588
   Washington Mutual,
      Ser 2002-AR18, Cl A (F)
        4.124%, 12/01/06               2,753           2,729
   Washington Mutual,
      Ser 2005-AR13, Cl A1A1 (F)
        5.620%, 12/25/06               9,533           9,582
   Washington Mutual,
      Ser 2005-AR15, Cl A1A2 (F)
        5.610%, 12/25/06              13,852          13,906
   Washington Mutual,
      Ser 2005-AR16, Cl 1A4A (F)
        5.121%, 12/25/06              13,585          13,572
   Washington Mutual,
      Ser 2005-AR19, Cl A1A2 (F)
        5.620%, 12/25/06              15,090          15,138
   Washington Mutual,
      Ser 2006-1, Cl 3A2
        5.750%, 02/25/36               6,745           6,811
   Washington Mutual,
      Ser 2006-AR1, Cl 1A1B (F)
        5.633%, 12/01/06               5,825           5,828
   Washington Mutual,
      Ser 2006-AR14, Cl 1A4 (F)
        5.668%, 12/01/06                 884             886
   Washington Mutual,
      Ser 2006-AR15, Cl 1A
        5.504%, 12/01/06               1,651           1,651
   Washington Mutual,
      Ser 2006-AR15, Cl 1A1B
        5.504%, 12/01/06               2,913           2,912
   Washington Mutual,
      Ser 2006-AR15, Cl 2A1B
        5.777%, 12/01/06               2,952           2,959
   Washington Mutual,
      Ser 2006-AR16, Cl 2A4 (F)
        5.668%, 12/25/36                 673             671
   Washington Mutual,
      Ser 2006-AR17, Cl 1A1B (F)
        5.568%, 12/01/06               1,000             999
   Wells Fargo Mortgage-Backed
      Securities Trust,
      Ser 2006-AR18, Cl 1A1 (F)
        6.000%, 12/01/06               2,216           2,224


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     107

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo Mortgage-Backed
      Securities, Ser 2005-AR10,
      Cl 2A14 (F)
        4.109%, 12/01/06            $  1,500      $    1,471
   Wells Fargo Mortgage-Backed
      Securities, Ser 2006-7,
      Cl 3A1
        6.000%, 12/01/06                 872             877
   Wells Fargo Mortgage Backed
      Securities, Ser 2006-AR19,
      Cl A1 (F)
        5.690%, 12/01/06               4,559           4,511
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-S,
      Cl A7 (F)
        3.540%, 12/01/06                 280             274
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-14,
      Cl 2A1
        5.500%, 12/01/06               1,337           1,317
   Wells Fargo Mortgage-Backed
      Securities, Ser 2005-AR16,
      Cl 7A1
        5.256%, 12/01/06               4,144           4,075
   Wells Fargo, Ser 2004-H,
      Cl A-1 (F)
        4.527%, 12/01/06               6,558           6,429
   Wells Fargo, Ser 2005-AR14,
      Cl A1 (F)
        5.388%, 12/01/06               1,522           1,500
   Zuni Mortgage Loan Trust,
      Ser 2006-0A1, Cl A1 (F)
        5.460%, 12/25/06              16,018          15,994
                                                  ----------
                                                   1,218,158
                                                  ----------
OTHER ASSET-BACKED SECURITIES -- 0.2%
   Caterpillar Financial Asset
      Trust, Ser 2006-A, Cl A2
        5.590%, 02/25/09                  88              88
   Credit-Based Asset Servicing,
      Ser 2006-CB2, Cl AF2 (G)
        5.501%, 12/25/36               1,999           1,999
   Embarcadero Aircraft,
      Ser 2000-A, Cl A1 (C) (F)
        5.800%, 12/15/06               4,465           3,751
   Equity One Asset-Backed
      Securities, Ser 2003-2,
      Cl M1
        5.050%, 09/25/33               1,050           1,037
   MSDWCC Heloc Trust,
      Ser 2005-1, Cl A (F)
        5.510%, 12/25/06                 960             961
                                                  ----------
                                                       7,836
                                                  ----------
Total Asset-Backed Securities
   (Cost $1,315,788) ($ Thousands)                 1,318,300
                                                  -----------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 19.3%
   Canada T-Bill (A)
        5.244%, 12/15/06            $  2,270      $    2,265
   U.S. Treasury Bill (A) (B)
        5.018%, 01/18/07                 706             701
   U.S. Treasury Bonds
        8.875%, 02/15/19 (J)           7,358          10,287
        8.125%, 08/15/19 (J)           6,344           8,483
        7.500%, 11/15/16 (J)           7,437           9,213
        7.125%, 02/15/23 (J)           4,442           5,676
        6.250%, 08/15/23 to
          05/15/30 (J)                51,718          61,823
        6.000%, 02/15/26 (J)           4,500           5,252
        5.375%, 02/15/31 (J)           8,635           9,573
        4.500%, 02/15/36 (J)          81,068          80,264
        3.875%, 04/15/29 (D)           1,903           2,506
        3.625%, 04/15/28 (D) (J)      29,138          36,774
        2.375%, 01/15/25 (D) (J)      17,156          17,740
        2.000%, 01/15/16 (D)           2,439           2,406
        2.000%, 01/15/26 (D) (J)         624             611
   U.S. Treasury Notes
        5.125%, 06/30/08                 455             458
        5.125%, 05/15/16 (J)           9,752          10,241
        5.000%, 07/31/08                 110             111
        4.875%, 10/31/08 (D) (J)      12,506          12,561
        4.875%, 05/31/08 to
          08/15/16 (J)               324,531         330,400
        4.625%, 11/15/16 (D) (J)      41,068          41,607
        4.625%, 11/15/09 (D)           4,000           4,013
        4.625%, 10/31/11 (J)          14,572          14,682
        4.500%, 09/30/11 (D) (J)       5,000           5,010
        4.500%, 02/15/09 to
          11/15/15 (J)                14,540          14,551
        4.375%, 11/15/08 to
        12/15/10 (J)                  32,670          32,559
        4.250%, 08/15/13 to
          08/15/15 (J)                64,106          63,252
        4.000%, 06/15/09 to
          04/15/10 (J)                27,180          26,845
        3.875%, 09/15/10                 370             363
        3.375%, 01/15/12 (D)             263             278
        3.750%, 05/15/08 (J)           9,730           9,602
        3.500%, 12/15/09 to
          02/15/10 (J)                37,140          36,091
        3.375%, 02/15/08 to
          10/15/09 (J)                79,139          77,224
        2.375%, 04/15/11 (D) (J)      30,646          30,815
        2.000%, 07/15/14 (D) (J)       9,376           9,261
        1.875%, 07/15/15 (D) (J)      33,910          33,155
   U.S. Treasury STRIPS (A)
        5.740%, 11/15/21              23,570          11,697
        4.840%, 02/15/36               9,462           2,572
        4.691%, 05/15/16               3,425           2,240
        4.316%, 08/15/09               9,974           8,836
   United States Treasury TIPS
      (A) (J)
        2.500%, 07/15/16              21,254          21,894
                                                  ----------
Total U.S. Treasury Obligations
     (Cost $1,031,420) ($ Thousands)               1,053,892
                                                  ----------

--------------------------------------------------------------------------------
108     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.1%
   FFCB (J)
        5.375%, 07/18/11            $  2,305      $    2,366
   FHLB
        5.625%, 06/13/16               2,535           2,656
        5.375%, 08/19/11               1,270           1,305
        5.100%, 03/06/08 (J)           2,275           2,280
        4.875%, 11/18/11 (J)           6,900           6,946
        4.375%, 09/17/10               3,000           2,966
        3.625%, 11/14/08 (J)             100              98
   FHLB CMO, Ser 2015, Cl A
        5.460%, 11/27/15              25,150          25,150
   FHLMC
        6.875%, 09/15/10 (J)           6,520           7,004
        5.750%, 06/27/16               2,514           2,661
        5.625%, 03/15/11 to
         11/23/35 (J)                 11,570          11,750
        5.500%, 06/12/08              10,840          10,840
        5.150%, 01/24/11 (J)           7,236           7,226
        5.125%, 04/18/08 (J)           2,411           2,420
        4.875%, 02/17/09 (J)           5,251           5,265
        4.750%, 11/03/09 (J)           5,000           5,005
        4.000%, 08/17/07 (J)           2,330           2,312
   FHLMC CMO, Ser 1, Cl Z
        9.300%, 04/15/19                  43              45
   FHLMC CMO, Ser 1081, Cl K
        7.000%, 05/15/21                 745             744
   FHLMC CMO, Ser 1101, Cl M
        6.950%, 07/15/21                 405             405
   FHLMC CMO, Ser 1611, Cl Z
        6.500%, 11/15/23               9,647          10,067
   FHLMC CMO, Ser 1983, Cl Z
        6.500%, 12/15/23               1,399           1,451
   FHLMC CMO, Ser 2043, Cl CJ
        6.500%, 04/15/28               3,333           3,415
   FHLMC CMO, Ser 2389, Cl CD
        6.000%, 03/15/16               3,397           3,418
   FHLMC CMO, Ser 2542, Cl ES
        5.000%, 12/15/17               3,680           3,634
   FHLMC CMO, Ser 2544, Cl IW, IO
        5.500%, 03/15/26               2,231              94
   FHLMC CMO, Ser 2579, Cl DA
        4.000%, 12/01/06               6,606           6,266
   FHLMC CMO, Ser 2579, Cl PI, IO
        5.500%, 03/15/27                 840              22
   FHLMC CMO, Ser 2631, Cl MT
        3.500%, 01/15/22               5,009           4,947
   FHLMC CMO, Ser 2645, Cl MK
        3.500%, 07/15/22               2,358           2,322
   FHLMC CMO, Ser 2733, Cl ME
        5.000%, 01/15/34               6,302           6,044
   FHLMC CMO, Ser 2736, Cl DB
        3.300%, 11/15/26               8,213           7,962


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 2809, Cl HX, IO
        6.000%, 10/15/24            $  2,795      $      117
   FHLMC CMO, Ser 2890, Cl AP
        3.750%, 12/15/11               4,176           4,079
   FHLMC CMO, Ser 2945, Cl SA (F)
        2.718%, 12/15/06               7,247           6,941
   FHLMC CMO, Ser 2975, Cl  EA
        5.000%, 12/01/06               2,089           2,081
   FHLMC CMO, Ser 3000, Cl PA
        3.900%, 01/15/23               4,177           4,073
   FHLMC CMO, Ser 3014, Cl NA
        4.500%, 11/15/25               8,454           8,374
   FHLMC CMO, Ser 3017, Cl TA
        4.500%, 08/15/35               3,837           3,752
   FHLMC CMO, Ser 3019, Cl VM
        5.000%, 08/15/16               2,191           2,177
   FHLMC CMO, Ser 3020, Cl MA
        5.500%, 04/15/27               5,764           5,806
   FHLMC CMO, Ser 3026, Cl GJ
        4.500%, 02/15/29               3,044           3,004
   FHLMC CMO, Ser 3035, Cl DM
        5.500%, 11/15/25               2,845           2,861
   FHLMC CMO, Ser 3086, Cl PA
        5.500%, 05/15/26               5,891           5,928
   FHLMC CMO, Ser 3135, Cl JA
        6.000%, 09/15/27               5,966           6,050
   FHLMC CMO, Ser 3151, Cl LA
        6.000%, 11/15/27               6,227           6,308
   FHLMC CMO, Ser 3164, Cl NA
        6.000%, 12/01/06              13,239          13,419
   FHLMC CMO, Ser 3176,  Cl HA
        6.000%, 02/15/28               6,386           6,477
   FHLMC CMO, Ser 3178, Cl MA
        6.000%, 10/15/26              22,370          22,665
   FHLMC CMO, Ser 3184, Cl LA
        6.000%, 03/15/28               9,671           9,808
   FHLMC CMO, Ser 3192, Cl GA
        6.000%, 03/15/27               5,236           5,303
   FHLMC CMO, Ser 3203, Cl VA
        5.000%, 12/01/06               2,735           2,714
   FHLMC MTN
        5.750%, 05/11/11                 450             451
   FHLMC, Ser 1663, Cl ZB
        6.750%, 12/01/06               1,706           1,758
   FHLMC, Ser 2623, Cl AJ
        4.500%, 12/01/06               2,531           2,471
   FHLMC, Ser 2825, Cl QN
        5.500%, 09/15/32              10,896          10,896
   FHLMC, Ser 2841, Cl BD
        4.000%, 12/01/06                 186             180
   FHLMC, Ser 3159, Cl PA
        6.000%, 12/01/06               8,339           8,447

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     109

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC, Ser 3172, Cl PA
        6.000%, 12/01/06            $  7,678      $    7,775
   FHLMC, Ser 3174, Cl CA
        5.500%, 12/01/06               3,736           3,758
   FHLMC, Ser 3174, Cl PX
        5.000%, 12/01/06               2,480           2,463
   FHLMC, Ser 3192, Cl GB
        6.000%, 12/01/06               8,756           8,902
   FHLMC, Ser 3203, Cl VC
        5.000%, 12/01/06               4,213           4,174
   FHLMC, Ser 3215, Cl QA
        6.000%, 06/15/27               4,889           4,962
   FHLMC, Ser 3221, Cl VA
        5.000%, 12/01/06               3,115           3,092
   FNMA
        7.250%, 01/15/10 (J)          11,270          12,080
        7.125%, 06/15/10 (J)           7,100           7,650
        6.000%, 05/15/11 (J)           6,900           7,252
        5.600%, 03/29/11               3,792           3,793
        5.250%, 08/01/12 to 09/15/16   9,626           9,841
        5.197%, 06/25/07 (E)           4,220           4,099
        5.125%, 04/15/11               3,000           3,048
        5.000%, 10/15/11               3,168           3,207
   FNMA CMO, Ser 1999-11, Cl Z
        5.500%, 03/25/29               4,640           4,618
   FNMA CMO, Ser 2001-60, Cl JZ
        6.000%, 03/25/31                 317             316
   FNMA CMO, Ser 2002-94, Cl BJ, IO
        5.500%, 04/25/16                 575              36
   FNMA CMO, Ser 2002-T11, Cl A
        4.768%, 04/25/12                 368             367
   FNMA CMO, Ser 2003-113, Cl PN
        3.500%, 02/25/13               1,528           1,500
   FNMA CMO, Ser 2003-76, Cl DE
        4.000%, 09/25/31              11,436          10,881
   FNMA CMO, Ser 2003-84, Cl GD
        4.500%, 12/01/06               3,146           3,068
   FNMA CMO, Ser 2003-T1, Cl A
        3.807%, 11/25/12               1,132           1,096
   FNMA CMO, Ser 2004-88, Cl HA
        6.500%, 07/25/34               2,537           2,607
   FNMA CMO, Ser 2005-38, Cl CD
        5.000%, 06/25/19               2,919           2,902
   FNMA CMO, Ser 2005-57, Cl EG (F)
        5.620%, 12/25/06               3,937           3,941
   FNMA CMO, Ser 2005-63, Cl HA
        5.000%, 04/25/23               4,354           4,316
   FNMA CMO, Ser 2005-69, Cl JM
        4.500%, 08/25/25               4,654           4,375
   FNMA CMO, Ser 2005-77, Cl BX
        4.500%, 07/25/28                 485             480
   FNMA CMO, Ser 2005-92, Cl NM
        3.500%, 04/25/13               1,616           1,588


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2006-18, Cl PA
        5.500%, 01/25/26            $  3,551      $    3,572
   FNMA CMO, Ser 2006-29, Cl PA
        5.500%, 08/25/26               9,494           9,545
   FNMA CMO, Ser 2006-31, Cl PA
        5.500%, 11/25/26               3,497           3,518
   FNMA CMO, Ser 2006-41, Cl MA
        5.500%, 04/25/24               3,579           3,595
   FNMA CMO, Ser 2006-55, Cl PA
        6.000%, 05/25/26               5,529           5,585
   FNMA CMO, Ser 2006-80, Cl PD
        6.000%, 12/01/06               2,450           2,498
   FNMA CMO, Ser 34, Cl QJ
        4.500%, 01/25/16               6,496           6,405
   FNMA CMO, Ser 45, Cl BA
        4.500%, 11/25/14                 239             237
   FNMA, Ser 2003-15, Cl CH
        4.000%, 12/01/06               1,907           1,856
   FNMA, Ser 2003-16, Cl PN
        4.500%, 12/01/06               2,196           2,163
   FNMA, Ser 2003-33, Cl CH
        4.000%, 12/01/06               2,616           2,536
   FNMA, Ser 2005-30, Cl GE
        5.500%, 12/01/06               4,722           4,710
   FNMA, Ser 2005-63, Cl PA
        5.500%, 12/01/06               5,949           5,961
   FNMA, Ser 2006-34, Cl PA
        6.000%, 12/01/06               6,888           6,961
   FNMA, Ser 2006-52, Cl PM
        5.500%, 12/01/06              11,785          11,865
   FNMA, Ser 2006-53, Cl BW
        6.000%, 12/01/06               2,612           2,650
   FNMA, Ser 2006-53, Cl PA
        5.500%, 12/25/26               1,079           1,086
   FNMA, Ser 2006-80,  Cl PB
        6.000%, 12/01/06               7,330           7,421
   FNMA, Ser G93-39, Cl ZQ
        6.500%, 12/01/06               1,835           1,900
   FNMA, Ser G93-41, Cl Z
        7.000%, 12/01/06               2,382           2,500
   GNMA CMO, Ser 2001-18, Cl WH (F)
        7.840%, 12/20/06                 300             330
   GNMA CMO, Ser 2002-51, Cl SG (F)
        9.446%, 12/20/06                 271             306
   GNMA CMO, Ser 2003-58, Cl LG, IO
        5.500%, 05/17/29               3,000             267
   GNMA CMO, Ser 2003-82, Cl IO, IO
        5.500%, 03/20/29               4,421             289
   GNMA CMO, Ser 2004-80, Cl IP, IO
        5.500%, 07/20/34               7,823             650
   GNMA CMO, Ser 2004-87, Cl LI, IO
        5.000%, 12/20/28               7,414             537

--------------------------------------------------------------------------------
110     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GNMA CMO, Ser 2006-3, Cl A
        4.212%, 01/16/28            $    961      $      943
   GNMA CMO, Ser 32, Cl A
        5.079%, 01/16/30               2,405           2,408
   GNMA CMO, Ser 8, Cl A
        3.942%, 08/16/25               1,393           1,363
   GNMA, Ser 2003-86, Cl ZK
        5.000%, 10/20/33              10,105           9,457
                                                  -----------
Total U.S. Government Agency Obligations
   Cost $523,314) ($ Thousands)                      526,527
                                                  -----------

COMMERCIAL PAPER (A) -- 3.7%
FINANCIALS -- 3.7%
   Alcoa
        1.270%, 12/13/02               7,590           7,545
        5.303%, 12/11/06               9,440           9,426
   Broadhollow Funding (K)
        5.305%, 12/07/06              11,618          11,608
   DaimlerChrysler
        5.576%, 12/19/06              10,530          10,501
   GE Capital
        5.230%, 12/11/06               6,325           6,316
   KKR Pacific Funding Trust (K)
        5.345%, 12/27/06              20,747          20,667
        5.305%, 01/02/07              10,373          10,324
   National Rural
        5.273%, 12/08/06               5,985           5,979
   Ocala Funding LLC (K)
        5.320%, 12/18/06              10,373          10,347
        5.320%, 01/26/07              10,373          10,287
   Rabusa
        5.301%, 12/01/06              24,396          24,396
   Rhineland Funding Capital (K)
        5.385%, 01/25/07              13,070          12,964
        5.364%, 12/27/06              10,373          10,334
        5.364%, 02/13/07              10,270          10,157
        5.313%, 12/12/06               6,829           6,818
   Socnam
        5.301%, 12/01/06               5,041           5,041
   Witherspoon Funding Limited (K)
        5.329%, 12/15/06              10,373          10,352
   Witherspoon Funding,
      Ser 2004-1A (K)
        5.330%, 03/15/07              17,905          17,905
                                                  -----------
Total Commercial Paper
   (Cost $200,967)
      ($ Thousands)                                  200,967
                                                  -----------

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description             Shares/($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
CASH EQUIVALENTS -- 1.8%
   Evergreen Select Money Market
      Fund, Institutional Class,
      5.230%*                        416,002      $      416
   SEI Daily Income Trust, Prime
      Obligation Fund,
      Cl A, 5.300%*               98,248,976          98,249
                                                  -----------
Total Cash Equivalents
   (Cost $98,665) ($ Thousands)                       98,665
                                                  ----------

MASTER NOTE (A) (K) -- 0.9%
   Bank of America
        5.383%, 12/01/45            $ 51,867          51,867
                                                  -----------
Total Master Note
   (Cost $51,867) ($ Thousands)                       51,867
                                                  -----------

CERTIFICATES OF DEPOSIT (K) -- 0.7%
   Barclays Bank (F)
        5.330%, 06/11/07              10,373          10,373
   CC USA MTN (C)
        5.379%, 06/18/07              20,747          20,747
   U.S. Trust of New York (F)
        5.316%, 03/13/07               8,299           8,299
                                                  -----------
Total Certificates of Deposit
  (Cost $39,419) ($ Thousands)                        39,419
                                                  -----------

FOREIGN BONDS -- 0.2%
   Canadian Government
        4.000%, 12/01/31               1,161           1,517
   Deutsche Bundesrepublik
        3.750%, 01/04/15               6,750           9,007
                                                  -----------
Total Foreign Bonds
   (Cost $9,914) ($ Thousands)                        10,524
                                                  -----------

PREFERRED STOCK -- 0.2%
   Aegon
        6.375%                            78           2,007
        6.236% (F)                        27             691
   Bank of America, Ser E
        5.718% (F)                       112           2,824
   Merrill Lynch
        6.375%                            79           2,054
   Metlife
        6.500%                            87           2,264
                                                  -----------
Total Preferred Stock
   (Cost $9,593) ($ Thousands)                         9,840
                                                  -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     111

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
   Michigan, Tobacco Settlement
     Finance, Ser A
        7.309%, 06/01/36            $  2,400      $    2,504
   San Diego,Tobacco Settlement
     Asset Backed, RB
        7.125%, 06/01/32               1,336           1,400
                                                  -----------
Total Municipal Bonds
   (Cost $3,770) ($ Thousands)                         3,904
                                                  -----------

REPURCHASE AGREEMENTS (N) -- 12.8%
   ABN Amro
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $82,998,716
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $1,037,331-
     $31,119,937, 0.000%-6.000%,
     03/01/07-07/01/36, total
     market value $84,646,229) (K)    82,986          82,986
   Barclays
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $17,662,542
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $386,925-
     $5,502,005, 2.750%-5.700%,
     12/15/06-05/27/15, total
     market value $18,013,421) (K)    17,660          17,660
   Deutsche Bank
     5.300%, dated 11/30/06, to be
     repurchased on  price $7,063,606
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $1,938,855-
     $5,340,181, 0.000%-5.800%,
     05/01/07-01/27/20, total
     market value $7,204,316) (K)      7,063           7,063
   Deutsche Bank
     5.260%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $460,667,299
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $18,170,000-
     $50,000,000, 5.100% total
     market value $469,812,000)      460,600         460,600

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description          ($ Thousands)/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $128,527,869
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $951,233-
     $160,367,467, 3.08 total
     market value $131,079,899)(K)  $128,509      $  128,509
                                                  ----------
Total Repurchase Agreements
   (Cost $696,818) ($ Thousands)                     696,818
                                                  ----------
Total Investments -- 137.1%
  (Cost $7,405,882) ($ Thousands)                 $7,478,281
                                                  ==========


WRITTEN OPTIONS -- 0.0%
   U.S. Ten Year Treasury Note Call,
     Expires 03/23/07,
     Strike Price: $110                 (700)           (383)
   U.S. Long Treasury Bond Put,
     Expires 02/23/07,
     Strike Price: $109                 (188)            (18)
   U.S. Long Treasury Bond Put,
     Expires 02/23/07,
     Strike Price: $112                 (108)            (52)
                                                  -----------
Total Written Options
  (Premiums Received $(557)) ($ Thousands)        $     (453)
                                                  -----------


A summary of the open futures contracts held by the Fund at November 30, 2006, is as follows: (see Note 2 in Notes to Financial Statements)
----------------------------------------------------------------------
                                                       UNREALIZED
                                                      APPRECIATION
    TYPE OF             NUMBER OF     EXPIRATION     (DEPRECIATION)
   CONTRACT             CONTRACTS        DATE        ($ THOUSANDS)
----------------------------------------------------------------------
90-Day Euro$                472         Mar-2007        $ 2,663
90-Day Euro$               (155)        Mar-2008           (270)
90-Day Euro$                278         Jun-2007             16
90-Day Euro$              1,219         Sep-2007            539
90-Day Euro$              2,217         Dec-2006         (2,377)
90-Day Euro$             (1,697)        Dec-2007           (523)
U.S. 10-Year Note           720         Dec-2006            816
U.S. 10-Year Note           665         Mar-2007            307
U.S. 2-Year Note            266         Dec-2006             80
U.S. 2-Year Note            648         Mar-2007            223
U.S. 5-Year Note            256         Dec-2006             89
U.S. 5-Year Note          1,248         Mar-2007            753
U.S. Long Treasury Bond      93         Mar-2007            (11)
                                                        -------
                                                        $ 2,305
                                                        =======




--------------------------------------------------------------------------------
112     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
------------------------------------------------------------------
                                                     UNREALIZED
                   CURRENCY TO     CURRENCY TO      APPRECIATION
MATURITY             DELIVER         RECEIVE        (DEPRECIATION)
 DATE              (THOUSANDS)    ($ THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------
2/7/07           CAD     6,242    USD      5,544            $  65
2/7/07           EUR     6,809    USD      8,583             (472)
2/7/07           USD    21,956    EUR     17,070              745
2/7/07           USD    19,647    JPY  2,316,816              580
                                                            -----
                                                            $ 918
                                                            =====

A summary of the outstanding Credit Default Swap agreements held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                    NOTIONAL      NET UNREALIZED
                                EXPIRATION           AMOUNT        DEPRECIATION
     DESCRIPTION                   DATE           ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
   Fund receives quarterly
     payment of 0.675% (0.270%
     per annum) times notional
     amount of ConocoPhillips,
     4.750%, 10/15/12. Upon a
     defined credit event Fund
     pays notional amount and
     takes receipt of a defined
     deliverable obligation.
     (Counterparty: Morgan
     Stanley & Co.)               09/20/12               $1,620            $  8
   Fund receives semi-annual
     payment of 0.950%
     (1.900% per annum) times
     notional amount of
     GSAMPTrust, Ser 2005-HE1,
     Cl B2, 5.014%, 02/02/13.
     Upon a defined credit event
     Fund pays notional amount
     and takes receipt of a
     defined deliverable
     obligation.(Counterparty:
     Citibank)                    11/25/34                  600              (2)
   Fund receives semi-annual
     payment of 0.950% (1.900%
     per annum)times notional
     amount of ACE -Securities,
     Ser 2004-RM2, Cl B1,
     5.014%, 01/25/35. Upon a
     defined credit event Fund
     pays notional amount and
     takes receipt of a defined
     deliverable obligation.
     (Counterparty: Citibank)     01/25/35                  600              (2)
   Fund receives semi-annual
     payment of 1.675% (3.350%
     per annum) times notional
     amount of Aegis
     Asset-Backed Securities
     Trust, Ser 2004-5, Cl B3,
     6.814%, 12/25/34. Upon a
     defined credit event Fund
     paysnotional amount and
     takes receipt of a defined
     deliverable obligation.
     (Counterparty: Citibank)     12/25/34                  600              (9)
   Fund receives semi-annual
     payment of 1.025% (2.050%
     per annum) times notional
     amount of Ameriquest
     Mortgage Securities, Ser
     2004-R6,Cl M3, 5.464%,
     07/25/34. Upon a defined
     credit event Fund pays
     notional amount and takes
     receipt of a defined
     deliverable obligation.
     (Counterparty: Citibank)     07/25/34                  600              (3)
   Fund receives semi-annual
     payment of 0.975% (1.950%
     per annum) times notional
     amount of CDC Mortgage
     Capital Trust, Ser
     2004-HE3, Cl B2, 5.264%,
     11/25/34. Upon a defined
     credit event Fund pays
     notional amount and takes
     receipt of a defined
     deliverable obligation.
     (Counterparty: Citibank)     11/25/34                  600              (2)
   Fund receives semi-annual
     payment of 0.975% (1.950%
     per annum) times notional
     amount of Countrywide
     Asset-Backed Certificates,
     Ser 2004-12, Cl MV8,
     5.114%, 11/25/34. Upon a
     defined credit event Fund
     pays notional amount and
     takes receipt of a defined
     deliverable obligation.
     (Counterparty: Citibank)     05/25/34                  600              (2)
   Fund receives semi-annual
     payment of 1.025% (2.050%
     per annum)times notional
     amount of Countrywide
     Asset-Backed Certificates,
     Ser 2004-6, Cl M8, 5.514%,
     05/25/34. Upon a defined
     credit event Fund pays
     notional amount and takes
     receipt of a defined
     deliverable obligation.
     (Counterparty: Citibank)     05/25/34                  600              (3)

--------------------------------------------------------------------------------
                                                    NOTIONAL      NET UNREALIZED
                                EXPIRATION           AMOUNT        DEPRECIATION
     DESCRIPTION                   DATE           ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
   Fund receives semi-annual
     payment of 1.000% (2.000%
     per annum) times notional
     amount of Countrywide
     Asset-Backed Certificates,
     Ser 2004-ECC2, Cl M8,
     5.464%, 06/25/34. Upon a
     defined credit event Fund
     pays notional amount and
     takes receipt of a defined
     deliverable obligation.
     (Counterparty: Citibank)     06/25/34               $1,000            $ (3)
   Fund receives semi-annual
     payment of 1.500% (3.000%
     per annum) times notional
     amount of Countrywide
     Asset-Backed Certificates,
     Ser 2004-ECC1, Cl B,
     4.814%, 01/25/34. Upon a
     defined credit event Fund
     pays notional amount and
     takes receipt of a defined
     deliverable obligation.
     (Counterparty: Citibank)     02/25/34                1,000              (4)
   Fund receives semi-annual
     payment of 0.975% (1.950%
     per annum) times notional
     amount of Home Equity
     Asset Trust, Ser 2004-8,
     Cl B3, 6.414%, 03/25/35.
     Upona defined credit event
     Fund pays notional amount
     and takes receipt of a
     defined deliverable
     obligation.
     (Counterparty: Citibank)     03/25/35                  600              (6)
   Fund receives semi-annual
     paymentof 1.015% (2.030%
     per annum) times notional
     amount of Long Beach
     Mortgage Loan Trust, Ser
     2004-2, Cl M6, 5.564%,
     06/25/34 . Upon a defined
     credit event Fund pays
     notional amount and takes
     receipt of a defined
     deliverable obligation.
     (Counterparty: Citibank)     06/25/34                  600              (2)
   Fund receives semi-annual
     payment of 1.050% (2.100%
     per annum) times notional
     amount of Master Asset
     Backed Securities Trust,
     Ser 2004-WMC2, Cl M5,
     5.714%, 04/25/34. Upon a
     defined credit event Fund
     pays notional amount and
     takes receipt of a defined
     deliverable obligation.
     (Counterparty: Citibank)     06/25/34                  600              (2)
   Fund receives semi-annual
     payment of 1.025% (2.050%
     per annum) times notional
     amount of Morgan Stanley
     ABS Equity I, Ser 2004-HE6,
     Cl B2, 5.264%, 08/25/34.
     Upon a defined credit event
     Fund pays notional amount
     and takes receipt of a
     defined deliverable
     obligation.
     (Counterparty:  Citibank)    08/25/34                  600              (2)
   Fund receives semi-annual
     payment of 1.035% (2.070%
     per annum) times notional
     amount of Morgan Stanley
     ABS Equity I, Ser 2004-NC5,
     Cl B2, 5.564%, 05/25/34.
     Upon a defined credit event
     Fund pays notional amount and
     takes receipt of a defined
     deliverable obligation.
     (Counterparty: Citibank)     05/25/34                  600              (2)
   Fund receives semi-annual
     payment of 1.450% (2.900%
     per annum) times notional
     amount of New Century Home
     Equity Loan Trust, Ser
     2004-4, Cl M9, 6.014%,
     02/25/35. Upon a defined
     credit event Fund pays
     notional amount and takes
     receipt of a defined
     deliverable obligation.
     (Counterparty: Citibank)     02/25/35                1,000              (8)
   Fund receives semi-annual
     payment of 0.950% (1.900%
     per annum) times notional
     amount of Residential
     Asset Securities, Ser
     2004-KS10,Cl M5, 5.164%,
     11/25/34.Upon a defined
     credit event Fund pays
     notional amount and takes
     receipt of a defined
     deliverable obligation.
     (Counterparty: Citibank)
     11/25/34 600 (1)
                                                                           -----
                                                                           $(45)
                                                                           =====

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     113

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------

Description
-------------------------------------------------------------------------------
Percentages are based on Net Assets of $5,456,262 ($ Thousands).
* Rate shown is the 7-day effective yield as of November 30, 2006.
+ Real Estate Investment Trust
(A) The rate reported is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts and swap contracts.
(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D) Treasury Inflation Index Notes
(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2006.
(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2006. The coupon on a step bond changes on a specified date.
(H) Securities considered illiquid. The total value of such securities as of November 30, 2006 was $13,807 ($ Thousands) and represented 0.25% of Net Assets.
(I) Security in default on interest payments.
(J) This security or a partial position of this security is on loan at November 30, 2006 (see Note 9). The total value of securities on loan at November 30, 2006 was $1,100,042 ($Thousands).
(K) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2006 was $1,136,235 ($ Thousands).
(L) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.
(M) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.
(N) Tri-Party Repurchase Agreement
ARM -- Adjustable Rate Mortgage
CAD -- Canadian Dollar
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EXL -- Extendable Maturity
EUR -- Euro
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
JPY -- Japanese Yen
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
PLC -- Public Limited Company
RB -- Revenue Bond
SBA -- Small Business Administration
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA -- To Be Announced
TIPS -- Treasury Inflated Protection Securities
USD -- U.S. Dollar

--------------------------------------------------------------------------------
114     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

Long Duration Fund

November 30, 2006
--------------------------------------------------------------------------------
[Bar Chart Omitted]
Plot points as follows:

SECTOR WEIGHTINGS++:
39.9% Asset-Backed Securities
16.1% Financials
10.9% Commercial Paper
10.5% U.S. Government Mortgage-Backed Obligations
 8.5% U.S Government Agency Obligations
 7.2% U.S. Treasury Obligations
 1.9% Short-Term Investments
 1.7% Utilities
 1.6% Consumer Discretionary
 1.2% Industrials
 0.5% Telecommunication Services
++Percentages based on total investments.

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 42.4%
MORTGAGE RELATED SECURITIES -- 42.4%
   Amortizing Residential
      Collateral Trust,
      Ser 2002-BC4, Cl M2 (B)
        6.470%, 12/25/06             $   185        $    188
   Asset-Backed Securities Home
     Equity Loan Trust,
     Ser 2003-HE4, Cl M2 (B)
        7.320%, 12/15/06               1,805           1,813
   Aviation Capital Group Trust,
     Ser 2003-2A, Cl G2 (B)
        6.120%, 12/20/06                 633             641
   Bayview Financial Acquisition
     Trust, Ser 2005-A,
     Cl A1 (A) (B)
        5.820%, 12/28/06               2,100           2,100
   Bayview Financial Acquisition
     Trust, Ser 2005-B, Cl 1A1 (B)
        4.440%, 12/01/06                  78              78
   Bayview Financial Revolving
     Mortgage Loan Trust,
     Ser 2005-E, Cl A1 (A) (B)
        5.820%, 12/28/06               2,400           2,410
   Chase Funding Mortgage
     Loan Asset-Backed,
     Ser 2000-3, Cl IA5 (B)
        7.898%, 12/25/06               1,445           1,440
   Citigroup Mortgage Loan
     Trust,  Ser 2003-1, Cl WA2
        6.500%, 06/25/31                 109             110
   Citigroup Mortgage Loan Trust,
     Ser 2004-2, Cl 2A1 (A)
        6.500%, 08/25/18                 369             371
   Continental Airlines,
     Ser 2002-1, Cl G1 (B)
        5.824%, 02/15/07                 106             106
   Countrywide Alternative
     Loan Trust, Ser 2005-16,
     Cl A5 (B)
        5.600%, 12/25/06                 928             929


-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Countrywide Alternative
     Loan Trust, Ser 2005-27,
     Cl 1A2 (B)
        6.064%, 12/25/06             $ 1,794         $ 1,793
   Countrywide Alternative
     Loan Trust, Ser 2005-27,
     Cl 2A1 (B)
        6.014%, 12/01/06                 873             878
   Countrywide Alternative
     Loan Trust, Ser 2005-27,
     Cl 3A2 (B)
        5.760%, 12/01/06                 193             193
   Countrywide Alternative
     Loan Trust, Ser 2005-51,
     Cl 2A2A (B)
        5.610%, 12/20/06               1,001           1,005
   Countrywide Alternative
     Loan Trust, Ser 2005-59,
     Cl 1A1 (B)
        5.660%, 12/20/06               1,523           1,528
   Countrywide Alternative
     Loan Trust, Ser 2005-59,
     Cl 2X, IO (B) (E)
        1.601%, 12/01/06               6,089             231
   Countrywide Alternative
     Loan Trust, Ser 2005-61,
     Cl 2A1 (B)
        5.600%, 12/25/06                 846             848
   Countrywide Alternative
     Loan Trust, Ser 2005-72,
     Cl A1 (B)
        5.590%, 12/27/06               1,398           1,399
   Countrywide Alternative
     Loan Trust, Ser 2006-OA11,
     Cl N1 (A)
        6.000%, 09/25/46               1,035           1,031
   Countrywide Alternative
     Loan Trust, Ser 2006-OA2,
     Cl X1P (E)
        1.030%, 05/20/46              10,520             504
   Countrywide Asset-Backed
     Certificates, Ser 2003-BC1,
     Cl M1 (B)
        6.240%, 12/25/06                 908             908
   Countrywide Asset-Backed
     Certificates, Ser 2004-12,
     Cl 2AV2 (B)
        5.600%, 12/25/06                 498             498
   Countrywide Asset-Backed
     Certificates, Ser 2004-13,
     Cl AV2 (B)
        5.580%, 12/27/06                 857             857
   Countrywide Asset-Backed
     Certificates, Ser 2005-13,
     Cl AF1 (B)
        5.450%, 12/27/06               1,002           1,002
   Countrywide Home Equity Loan
     Trust, Ser 2005-M,
     Cl A2 (B)
        5.440%, 12/15/06               1,520           1,520
   Countrywide Home Loans,
     Ser 5, Cl 1A1 (B)
        5.640%, 03/25/35                 431             432


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     115

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Credit-Based Asset Servicing
     and Securities, Ser 2005-CB5,
     Cl AF1 (B)
        5.460%, 12/25/06             $   796        $    796
   DSLA Mortgage Loan Trust,
     Ser 2004-AR1, Cl A2A (B)
        5.730%, 12/19/06                 216             216
   DSLA Mortgage Loan Trust,
     Ser 2005-AR2, Cl 2A1A (B)
        5.530%, 12/19/06                 755             756
   DSLA Mortgage Loan Trust,
      Ser AR4, Cl 2A1A (B)
        5.580%, 12/21/06                 862             865
   First Franklin Mortgage
     Loan Asset, Ser 2005-FF2,
     Cl A2B (B)
        5.500%, 12/27/06               3,250           3,252
   First Franklin Mortgage Loan
     Asset, Ser 2005-FFH4,
     Cl N1 (A)
        5.682%, 12/25/35                 602             598
   Fremont Home Loan Trust,
     Ser 2004-4, Cl 2A2 (B)
        5.600%, 12/25/06                 163             163
   GMAC Mortgage Loan Trust,
     Ser 2000-HE2, Cl A1 (B)
        5.540%, 12/25/06                 955             956
   GSAMP Trust, Ser 2005-HE4,
     Cl A2A (B)
        5.440%, 12/27/06                 531             531
   GSR Mortgage Loan Trust,
     Ser 2005-HEL1, Cl M2 (B)
        6.050%, 12/29/06               1,700           1,705
   Greenpoint Mortgage Funding
     Trust, Ser 2005-HE2,
     Cl A1 (B)
        5.520%, 12/15/06                 193             193
   Harborview Mortgage Loan
     Trust, Ser 2004-8,
     Cl 2A4A (B)
        5.720%, 12/19/06               1,153           1,156
   Harborview Mortgage Loan
     Trust, Ser 2005-01,
     Cl X, IO (B) (E)
        1.263%, 12/01/06               2,761              61
   Harborview Mortgage Loan Trust,
     Ser 2005-10, Cl X, IO (B) (E)
        1.117%, 12/01/06               4,757             126
   Harborview Mortgage Loan Trust,
     Ser 2005-11, Cl 2A1A (B)
        5.630%, 12/19/06               1,329           1,332
   Harborview Mortgage Loan Trust,
     Ser 2005-12,
     Cl X2B, IO (B) (E)
        0.849%, 12/01/06               4,866             136
   Harborview Mortgage Loan Trust,
     Ser 2006-1, Cl X1, IO (B) (E)
        1.446%, 03/19/37              11,000            528

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Home Equity Asset Trust,
     Ser 2005-5, Cl 2A1 (B)
        5.430%, 12/25/06             $   433        $    433
   Home Equity Mortgage Trust,
     Ser 2005-1, Cl A1 (B)
        5.520%, 12/25/06                  11              11
   Home Equity Mortgage Trust,
     Ser 2006-1, Cl A1B (B)
        5.450%, 12/27/06               1,846           1,846
   Indymac Home Equity Loan
      Asset-Backed Trust,
     Ser 2002-A, Cl M1 (B)
        6.070%, 12/27/06               1,575           1,576
   Indymac Index Mortgage
     Loan Trust, Ser 2004-AR12,
     Cl A1 (B)
        5.710%, 12/25/06                 870             872
   Indymac Index Mortgage
     Loan Trust, Ser 2004-AR12,
     Cl AX2, IO (B) (E)
        0.930%, 12/01/06               2,673              61
   Indymac Index Mortgage
     Loan Trust, Ser 2004-AR5,
     Cl 2A1B (B)
        5.720%, 12/27/06               1,010           1,012
   Indymac Index Mortgage
     Loan Trust, Ser 2004-AR6,
     Cl 6A1 (B)
        5.458%, 12/01/06                 305             306
   Indymac Index Mortgage
     Loan Trust, Ser 2004-AR7,
     Cl A2 (B)
        5.750%, 12/25/06                 279             280
   Indymac Index Mortgage
     Loan Trust, Ser 2004-AR8,
     Cl 2A2A (B)
        5.720%, 12/27/06                 211             212
   Indymac Index Mortgage
     Loan Trust, Ser 2005-AR18,
     Cl 2A1A (B)
        5.630%, 12/25/06               2,121           2,125
   Irwin Home Equity,
     Ser 2003-A, Cl M2 (B)
        7.470%, 12/27/06                 475             478
   Lehman XS Trust, Ser 2006-12N,
     Cl A1A1 (B)
        5.400%, 12/25/06               1,361           1,361
   Long Beach Asset Holdings,
     Ser 2006-9, Cl N1 (A)
        6.250%, 10/25/46               1,700           1,696
   Master Alternative Loans
     Trust, Ser 2003-3, Class 2A1
        8.500%, 05/25/33                 304             307
   Master Seasoned Securities Trust,
     Ser 2005-1, Cl 4A1 (B)
        5.827%, 12/25/06                 564             572
   Merrill Lynch Mortgage
     Investors, Ser 2006-WMC1,
     Cl A2B (B)
        5.460%, 12/27/06               2,750           2,750
   Mid-State Trust,
     Ser 2004-1, Cl B
        8.900%, 08/15/37                 499            524


--------------------------------------------------------------------------------
116     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Morgan Stanley Capital I,
     Ser 2002-HE3, Cl M1 (B)
        6.420%, 12/26/06             $ 2,000        $  2,015
   Morgan Stanley Capital I,
     Ser 2004-NC2, Cl M2 (B)
        6.520%, 12/26/06               1,500           1,516
   Nomura Asset Acceptance,
     Ser 2006-S1, Cl A1 (B)
        5.460%, 12/25/06               1,759           1,759
   Renaissance NIM Trust,
     Ser 2005-2, Cl N (A)
        5.193%, 07/25/35                 101             101
   Residential Asset Mortgage
     Products, Ser 2004-RS11,
     Cl A2 (B)
        5.590%, 12/25/06                 539             540
   Residential Asset Securities,
     Ser 2005-KS8, Cl A1 (B)
        5.430%, 12/27/06                 860             860
   Residential Funding Mortgage
     Securities II, Ser 2006-HSA2,
     Cl AI1 (B)
        5.430%, 12/27/06               2,034           2,034
   Residential Funding Mortgage
     Securities, Ser 1999-HI8,
     Cl AI7
        7.970%, 11/25/29                 394             393
   Saxon Asset Securities Trust,
     Ser 2004-3, Cl A3 (B)
        5.660%, 12/26/06                 158             158
   Saxon Asset Securities Trust,
     Ser 2005-1, Cl M1 (B)
        5.850%, 12/25/06               1,795           1,796
   Soundview Home Equity Loan
     Trust, Ser 2006-1,
     Cl A2 (B)
        5.460%, 12/27/06               2,470           2,470
   Soundview NIM Trust,
     Ser 2005-OPT4, Cl N1
        5.682%, 12/25/35                 240             239
   Specialty Underwriting &
     Residential Finance,
     Ser AB1, Cl A1A (B)
        5.410%, 12/25/06                 383             383
   Structured Asset Investment
     Loan Trust, Ser 2005-HE3,
     Cl A3 (B)
        5.440%, 12/27/06                 927             927
   Structured Asset Mortgage
     Investments, Ser 2006-AR1,
     Cl 3A1 (B)
        5.550%, 12/28/06               2,190           2,193
   Terwin Mortgage Trust,
     Ser 2005-11, Cl 1A1A (B)
        4.500%, 12/25/06                 330             329
   Terwin Mortgage Trust,
     Ser 2005-14HE, Cl AF1 (B)
        5.460%, 12/27/06                 921             921


-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Terwin Mortgage Trust,
     Ser 2006-8, Cl 2A1 (A) (B)
        4.500%, 08/25/37             $ 1,514        $  1,503
   Washington Mutual,
     Ser 2000-1, Cl M2 (B)
        6.120%, 12/25/06                 694             695
   Washington Mutual,
     Ser 2004-AR10, Cl A2A (B)
        5.625%, 12/25/06                  65              65
   Washington Mutual,
     Ser 2004-AR12, Cl A4A (B)
        5.625%, 12/25/06                 141             141
   Washington Mutual,
     Ser 2005-AR1, Cl A2A2 (B)
        5.570%, 12/25/06                 520             521
   Washington Mutual, Ser 2005-AR2,
     Cl 2A21 (B)
        5.650%, 12/25/06                 792             795
   Washington Mutual,
     Ser 2005-AR2, Cl 2A22 (B)
        5.540%, 12/25/06                 267             268
   Washington Mutual,
     Ser 2005-AR6, Cl 2AB1 (B)
        5.510%, 12/25/06                 333             333
                                                    --------
Total Asset-Backed Securities
   (Cost $77,622) ($ Thousands)                       77,560
                                                    --------

CORPORATE OBLIGATIONS -- 22.4%
CONSUMER DISCRETIONARY -- 1.7%
   Comcast (B)
        5.674%, 01/16/07                 825             827
   DaimlerChrysler (B)
        5.640%, 12/07/06               1,375           1,375
   General Motors
        8.375%, 07/15/33                 153             140
   Johnson Controls (B)
        5.604%, 01/17/07                 786             787
                                                    --------
                                                       3,129
                                                    --------
FINANCIALS -- 17.1%
   Bank of America, Ser A (A)
        8.070%, 12/31/26               1,667           1,736
   BankBoston Capital Trust I,
     Ser B
        8.250%, 12/15/26                 145             151
   Barrick Gold Finance
        5.800%, 11/15/34                 897             858
   Capital One Financial MTN (B)
        5.670%, 12/11/06               1,000           1,003
   Corestates Capital Trust I (A)
        8.000%, 12/15/26               1,000           1,040
   Countrywide Financial (B)
        5.618%, 02/05/07                 200             200
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     117

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Countrywide Home Loans MTN,
     Ser E
        6.935%, 07/16/07             $   690        $    696
   Credit Suisse First Boston
     London (A) (B) (F)
        0.000%, 03/24/10               1,271           1,148
   Deutsche Bank Capital
     Funding Trust (A) (B)
        5.628%, 01/19/49               2,182           2,166
   Deutsche Bank Luxembourg (A)
        6.825%, 12/28/07                 281             286
   EOP Operating (B)
        5.972%, 01/03/07                 510             516
   Farmers Insurance Exchange (A)
        8.625%, 05/01/24                 160             196
   First Chicago NBD Institutional
     Capital A (A)
        7.950%, 12/01/26                 500             520
   Ford Motor Credit
        8.371%, 02/02/07 (B)             475             481
        7.000%, 10/01/13                 865             830
        6.625%, 06/16/08                 240             239
   General Motors Acceptance (B)
        7.600%, 12/25/06                 938             977
   Goldman Sachs Group
        5.350%, 01/15/16               2,270           2,273
   HSBC Capital Trust II (A)
        8.380%, 05/15/27                   9               9
   JPMorgan
        8.750%, 02/28/07                 455             444
   Keycorp Institutional
     Capital, Ser B
        8.250%, 12/15/26               1,500           1,563
   Lehman Brothers Holdings
     MTN (B)
        5.594%, 01/18/07                 730             731
   Lehman Brothers Holdings MTN,
     Ser H (B) (G)
        0.000%, 11/30/10                 528             484
   Meridian Funding (A) (B)
        5.570%, 01/06/07                 174             174
   Nationwide Mutual Insurance (A)
        6.600%, 04/15/34                 305             310
   Pemex Finance
        8.020%, 05/15/07                 150             151
   Popular North America (B)
        5.740%, 12/12/06                 735             737
   Power Receivables Financial (A)
        6.290%, 01/01/12                 376             380
   Providian Capital I (A)
        9.525%, 02/01/27               1,715           1,804
   Residential Capital (B)
        6.742%, 12/29/06                 380             382


-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Rosyln Bancorp
        5.750%, 11/15/07             $   900        $    895
   Simon Property Group+
        5.750%, 05/01/12                 870             891
   Spieker Properties+
        7.650%, 12/15/10                 360             396
        7.250%, 05/01/09                 400             420
   State Street Institutional
     Capital, Cl B (A)
        8.035%, 03/15/27               1,368           1,430
   Swiss Capital (A)
        6.854%, 05/29/49               1,300           1,384
   Toyota Motor Credit MTN (B)
        8.000%, 04/24/07               1,395           1,384
   Zurich Capital Trust I (A)
        8.376%, 06/01/37               1,863           1,956
                                                    --------
                                                      31,241
                                                    --------
INDUSTRIALS -- 1.3%
   America West Airlines,
     Ser 01-1
        7.100%, 04/02/21                 174             184
   American Airlines, Ser AMBC
        3.857%, 07/09/10                 221             209
   Cedar Brakes II LLC (A)
        9.875%, 09/01/13                 782             874
   Continental Airlines,
     Ser AMBC
        6.236%, 03/15/20                  99             102
   Oracle (A) (B)
        5.603%, 01/17/07                 909             910
                                                    --------
                                                       2,279
                                                    --------

TELECOMMUNICATION SERVICES -- 0.5%
   New England Telephone & Telegraph
        7.650%, 06/15/07                 900             910
                                                    --------
UTILITIES -- 1.8%
   Entergy Gulf States (B)
        5.800%, 02/15/07                 525             524
   Power Contract Financing (A)
        6.256%, 02/01/10               1,064           1,073
   Progress Energy Florida, Cl A (B)
        5.774%, 12/13/06               1,000           1,002
   Sempra Energy
        4.621%, 05/17/07                 525             523
   Sempra Energy (B)
        5.845%, 02/21/07                 190             190
                                                    --------
                                                       3,312
                                                    --------
Total Corporate Obligations
   (Cost $40,826) ($ Thousands)                       40,871
                                                    --------
--------------------------------------------------------------------------------
118     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 11.1%
   FHLMC
        7.000%, 01/01/33             $   455        $    471
        6.500%, 08/01/29                 738             748
        3.143%, 05/01/34               2,130           2,125
   FHLMC ARM
        6.339%, 12/01/06                 761             778
        6.218%, 01/01/33                 701             720
        4.107%, 08/01/34               1,390           1,397
        3.878%, 01/01/34               1,736           1,766
        3.422%, 08/01/34               1,827           1,829
        3.267%, 04/01/34               1,487           1,484
        3.129%, 04/01/34 (C)           1,371           1,365
   FNMA
        7.000%, 04/01/34                 545             560
        5.500%, 10/01/17 to 02/01/18     425             427
        3.876%, 04/01/35               1,230           1,223
   FNMA ARM
        6.351%, 01/01/33 (C)             645             656
        6.089%, 07/01/33 (C)             655             664
        5.697%, 06/01/33               1,977           1,997
        4.672%, 08/01/34               1,418           1,422
   GNMA ARM
        5.375%, 06/20/32                 737             741
                                                    --------
Total U.S. Government Mortgage-Backed
  Obligations
  (Cost $20,179) ($ Thousands)                        20,373
                                                    --------

COMMERCIAL PAPER -- 11.6%
FINANCIALS -- 11.6%
   Alcoa
        5.260%, 12/22/06               1,005           1,002
   Chariot
        5.270%, 12/22/06               3,625           3,614
   GE Capital
        5.230%, 12/11/06               2,935           2,931
   Kittyhawk Funding
        5.260%, 12/20/06               3,630           3,620
   National Rural Utilities
        5.250%, 12/15/06               4,315           4,306
   Ranger Funding
        5.270%, 12/21/06               3,135           3,126
   Yorktown
        5.260%, 12/20/06               2,685           2,677
                                                    --------
Total Commercial Paper
   (Cost $21,276) ($ Thousands)                       21,276
                                                    --------

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.0%
   FHLMC
        5.500%, 06/12/08             $ 1,815        $  1,815
   FHLMC CMO, Ser 2006-4, Cl WE
        4.500%, 02/25/36               3,050           2,755
   FHLMC CMO, Ser 2748, Cl ZT
        5.500%, 02/15/24                  84              82
   FHLMC (D)
        5.180%, 12/26/06               3,740           3,727
        5.170%, 12/18/06               5,215           5,202
   FNMA CMO, Ser 2001-13, Cl SA
        6.072%, 12/25/06                  64              64
   FNMA CMO, Ser 2001-48, Cl PD
        6.500%, 06/25/20                 371             374
   FNMA CMO, Ser 2003-122, Cl ZQ
        6.000%, 12/25/33                 111             117
   FNMA CMO, Ser 2003-33, Cl PC
        4.500%, 03/25/27                 176             175
   FNMA CMO, Ser 2004-12, Cl ZX
        6.000%, 03/25/34                 120             125
   FNMA CMO, Ser 2004-31, Cl MZ
        4.250%, 05/25/34                 111              85
   FNMA CMO, Ser 2004-80, Cl XZ
        5.000%, 11/25/34                 220             187
   GNMA CMO, Ser 2003-112, Cl SG (B)
        1.170%, 12/16/06                 185             134
   GNMA, Ser 2003-86, Cl ZK
        5.000%, 10/20/33               1,742           1,630
                                                    --------
Total U.S. Government Agency Obligations
   (Cost $16,174) ($ Thousands)                       16,472
                                                    --------

U.S. TREASURY OBLIGATIONS -- 7.7%
   U.S. Treasury Bill (C) (D)
        5.013%, 01/18/07               1,605           1,595
   U.S. Treasury Bond Forward
     Commitments
        6.250%, 08/15/23              10,500          12,413
                                                    --------
Total U.S. Treasury Obligations
  (Cost $13,779) ($ Thousands)                        14,008
                                                    --------

CASH EQUIVALENT -- 2.1%
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 5.300%*                 3,781,931           3,782
                                                    --------
Total Cash Equivalent
   (Cost $3,782) ($ Thousands)                         3,782
                                                    --------
Total Investments -- 106.3%
   (Cost $193,638) ($ Thousands)                    $194,342
                                                    ========


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     119

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006

A summary of the outstanding Interest Rate Swap agreements held by the Fund at November 30, 2006, is a follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                    NOTIONAL       APPRECIATION
                                  EXPIRATION         AMOUNT       (DEPRECIATION)
     DESCRIPTION                     DATE         ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
   Receive fixed rate of 4.582%
     and pay floating rate,
     rate based on 3 Month
     LIBOR. (Counterparty:
     Deutsche Bank)                09/02/20             $15,710            (685)
   Receive fixed rate of 4.85%
     and pay floating rate,
     rate based on 3 Month
     LIBOR. (Counterparty:
     Salomon Brothers)             08/02/20              14,965             (48)
   Receive fixed rate of 5.00%
     and pay floating rate,
     rate based on 3 Month
     LIBOR. Counterparty:
     Salomon Brothers)             01/04/21              54,565             648
   Receive fixed rate of 5.064%
     and pay floating rate,
     rate based on 3 Month
     LIBOR. (Counterparty:
     Salomon Brothers)             03/02/16              11,060             106
   Receive fixed rate of 5.183%
     and pay floating rate,
     rate based on 3 Month
     LIBOR. (Counterparty:
     Credit Suisse First
     Boston)                       11/02/20              28,025             497
   Receive fixed rate of 5.3912%
     and pay floating rate,
     rate based on 3 Month
     LIBOR. (Counterparty:
     Credit Suisse First
     Boston)                       04/04/16               5,980             208
   Receive fixed rate of 4.916%
     and pay floating rate,
     rate based on 3 Month
     LIBOR. (Counterparty:
     Deutsche Bank)                04/04/20              27,035            (254)
   Receive fixed rate of 5.280%
     and pay floating rate,
     rate based on 3 Month
     LIBOR. (Counterparty:
     Barclays Capital)             09/05/16               3,690              99
   Receive fixed rate of 5.728%
     and pay floating rate,
     rate based on 3 Month
     LIBOR. (Counterparty:
     Credit Suisse First
     Boston)                       07/05/16               4,400             331
                                                                          -----
                                                                          $ 902
                                                                          =====

-------------------------------------------------------------------------------

Description
-------------------------------------------------------------------------------
 Percentages are based on Net Assets of $182,849 ($ Thousands).
* Rate shown is the 7-day effective yield as of November 30, 2006.
+ Real Estate Investment Trust
(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2006.
(C) Security, or portion of this security, has been pledged as collateral on open swap contracts.
(D) The rate reported is the effective yield at time of purchase.
(E) Securities considered illiquid. The total value of such securities as of November 30, 2006 was $2,114 ($ Thousands) and represented 1.16% of Net Assets.
(F) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.
(G) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LIBOR -- London InterBank Offering Rate
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Rate Margin
Ser -- Series


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
120     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

Extended Duration Fund


November 30, 2006
--------------------------------------------------------------------------------
[Bar Chart Omitted]
Plot points as follows:
SECTOR WEIGHTINGS++:
36.6% Asset-Backed Securities
15.7% Financials
12.5% Commercial Paper
10.9% U.S. Government Agency Obligations
 8.3% U.S. Treasury Obligations
 7.9% U.S. Government Mortgage Backed Obligations
 2.4% Industrials
 2.2% Short-Term Investments
 1.7% Utilities
 1.2% Consumer Discretionary
 0.6% Telecommunication Services
++Percentages based on total investments.

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 32.9%
MORTGAGE RELATED SECURITIES -- 32.9%
   Amortizing Residential
     Collateral Trust,
     Ser 2002-BC4, Cl M2 (B)
        6.470%, 12/25/06             $   157         $   159
   Asset-Backed Securities Home
     Equity Loan Trust,
     Ser 2003-HE4, Cl M2 (B)
        7.320%, 12/15/06               2,927           2,939
   Aviation Capital Group Trust,
     Ser 2003-2A, Cl G2 (B)
        6.120%, 12/20/06               1,323           1,340
   Bayview Financial Acquisition
     Trust, Ser 2005-A,
     Cl A1 (A) (B)
        5.820%, 12/28/06               2,700           2,700
   Bayview Financial Acquisition
     Trust, Ser 2005-B,
     Cl 1A1 (B)
        4.440%, 12/01/06                 156             156
   Bayview Financial Revolving
     Mortgage Loan Trust,
     Ser 2005-E,
     Cl A1 (A) (B)
        5.820%, 12/28/06               3,200           3,214
   Chase Funding Mortgage Loan
     Asset-Backed, Ser 2000-3,
     Cl IA5 (B)
        7.898%, 12/25/06               1,533           1,527
   Citigroup Mortgage Loan Trust,
     Ser 2003-1, Cl WA2
        6.500%, 06/25/31                 194             196
   Citigroup Mortgage Loan Trust,
     Ser 2004-2, Cl 2A1 (A)
        6.500%, 08/25/18                 335             337
   Continental Airlines,
     Ser 2002-1, Cl G1 (B)
        5.824%, 02/15/07                 371             372
   Countrywide Alternative Loan
     Trust, Ser 2005-27,
     Cl 2A1 (B)
        6.014%, 12/01/06               1,811           1,820

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Countrywide Alternative
     Loan Trust, Ser 2005-27,
     Cl 3A2 (B)
        5.760%, 12/01/06             $   358        $    358
   Countrywide Alternative Loan
     Trust, Ser 2005-59, Cl 1A1 (B)
        5.660%, 12/20/06               2,453           2,462
   Countrywide Alternative Loan
     Trust, Ser 2005-59,
     Cl 2X, IO (B) (E)
        1.601%, 12/01/06               8,026             305
   Countrywide Alternative
     Loan Trust, Ser 2005-61,
     Cl 2A1 (B)
        5.600%, 12/25/06               1,101           1,103
   Countrywide Alternative
     Loan Trust, Ser 2005-72,
     Cl A1 (B)
        5.590%, 12/27/06               2,297           2,299
   Countrywide Alternative
     Loan Trust, Ser 2006-OA11,
     Cl N1 (A)
        6.000%, 09/25/46               1,450           1,443
   Countrywide Alternative Loan
     Trust, Ser 2006-OA2,
     Cl X1P (E)
        1.030%, 05/20/46              13,510             647
   Countrywide Asset-Backed
     Certificates, Ser 2003-BC1,
     Cl M1 (B)
        6.240%, 12/25/06               1,736           1,738
   Countrywide Asset-Backed
     Certificates, Ser 2004-12,
     Cl 2AV2 (B)
        5.600%, 12/25/06                 653             653
   Countrywide Asset-Backed
     Certificates, Ser 2004-13,
     Cl AV2 (B)
        5.580%, 12/27/06               1,142           1,143
   Countrywide Asset-Backed
     Certificates, Ser 2005-13,
     Cl AF1 (B)
        5.450%, 12/27/06               1,502           1,503
   Countrywide Home Equity Loan
     Trust, Ser 2005-M, Cl A2 (B)
        5.440%, 12/15/06               1,843           1,842
   Credit-Based Asset Servicing
     and Securities,
     Ser 2005-CB5, Cl AF1 (B)
        5.460%, 12/25/06               1,298           1,298
   DSLA Mortgage Loan Trust,
     Ser 2004-AR1, Cl A2A (B)
        5.730%, 12/19/06                 241             242
   DSLA Mortgage Loan Trust,
     Ser AR4, Cl 2A1A (B)
        5.580%, 12/21/06               1,387           1,391
   Equifirst Mortgage Loan Trust,
     Ser 2004-3, Cl A1 (B)
        5.650%, 12/27/06                 739             740


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     121

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   First Franklin Mortgage
     Loan Asset, Ser 2005-FF2,
     Cl A2B (B)
        5.500%, 12/27/06            $  4,000      $  4,002
   First Franklin Mortgage
     Loan Asset, Ser 2005-FFH4,
     Cl N1 (A)
        5.682%, 12/25/35                 739           735
   Fremont Home Loan Trust,
     Ser 2004-4, Cl 2A2 (B)
        5.600%, 12/25/06                 475           475
   GMAC Mortgage Loan Trust,
     Ser 2000-HE2, Cl A1 (B)
        5.540%, 12/25/06               1,301         1,302
   GSR Mortgage Loan Trust,
     Ser 2005-HEL1, Cl M2 (B)
        6.050%, 12/29/06               2,400         2,408
   Green Tree Home Equity Loan
     Trust, Ser 1999-D, Cl M2
        8.880%, 09/15/30               2,191         2,194
   Greenpoint Mortgage Funding
     Trust, Ser 2005-HE2,
     Cl A1 (B)
        5.520%, 12/15/06                 471           471
   Harborview Mortgage Loan Trust,
     Ser 10, Cl 2A1A (B)
        5.630%, 12/21/06               1,497         1,501
   Harborview Mortgage Loan Trust,
     Ser 2004-8, Cl 2A4A (B)
        5.720%, 12/19/06               1,569         1,574
   Harborview Mortgage Loan Trust,
     Ser 2005-01, Cl X, IO (B) (E)
        1.263%, 12/01/06               2,810            62
   Harborview Mortgage Loan Trust,
     Ser 2005-10, Cl X, IO (B) (E)
        1.117%, 12/01/06               7,272           193
   Harborview Mortgage Loan Trust,
     Ser 2005-12, Cl X2B, IO (B) (E)
        0.849%, 12/01/06               8,110           227
   Harborview Mortgage Loan Trust,
     Ser 2006-1, Cl X1, IO (B) (E)
        1.446%, 03/19/37              13,000           624
   Hasco NIM Trust,
     Ser 2006-FF11, Cl A
        6.168%, 08/26/36               1,741         1,739
   Home Equity Asset Trust,
     Ser 2005-5, Cl 2A1 (B)
        5.430%, 12/25/06                 703           703
   Home Equity Mortgage Trust,
     Ser 2005-1, Cl A1 (B)
        5.520%, 12/25/06                  19            19
   Indymac Home Equity Loan
     Asset-Backed Trust,
     Ser 2002-A, Cl M1 (B)
        6.070%, 12/27/06               2,050          2,051


-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Indymac Index Mortgage Loan
     Trust, Ser 2004-AR12,
     Cl A1 (B) (E)
        5.710%, 12/25/06             $   895       $    897
   Indymac Index Mortgage Loan
     Trust, Ser 2004-AR12,
     Cl AX2, IO (B)
        0.930%, 12/01/06               5,024            115
   Indymac Index Mortgage Loan
     Trust, Ser 2004-AR5,
     Cl 2A1B (B)
        5.720%, 12/27/06               1,294          1,297
   Indymac Index Mortgage Loan
     Trust, Ser 2004-AR6, Cl 6A1 (B)
        5.458%, 12/01/06                 263            263
   Indymac Index Mortgage Loan
     Trust, Ser 2004-AR7,
     Cl A2 (B)
        5.750%, 12/25/06                 380            382
   Indymac Index Mortgage
     Loan Trust, Ser 2004-AR8,
     Cl 2A2A (B)
        5.720%, 12/27/06                 295            297
   Indymac Index Mortgage
     Loan Trust, Ser 2005,AR18,
     Cl 2A1B (B)
        6.100%, 12/25/06                 742            749
   Indymac Index Mortgage Loan
     Trust, Ser 2005-AR18,
     Cl 2A1A (B)
        5.630%, 12/25/06               2,828          2,833
   Indymac Residential Asset
     Backed Trust, Ser 2006-A,
     Cl A2 (B)
        5.470%, 12/25/06               2,350          2,351
   Irwin Home Equity, Ser 2003-A,
     Cl M2 (B)
        7.470%, 12/27/06                 525            528
   Lehman XS Trust, Ser 2006-12N,
     Cl A1A1 (B)
        5.400%, 12/25/06               1,814          1,815
   Long Beach Asset Holdings,
     Ser 2006-8, Cl N1
        6.048%, 10/25/46               3,596          3,596
   Long Beach Asset Holdings,
     Ser 2006-9, Cl N1
        6.250%, 10/25/46               2,499          2,495
   Master Alternative Loans
     Trust, Ser 2003-3, Class 2A1
        8.500%, 05/25/33                 253            256
   Master Seasoned Securities
     Trust, Ser 2005-1, Cl 4A1 (B)
        5.827%, 12/25/06               1,225          1,243
   Mid-State Trust, Ser 2004-1, Cl B
        8.900%, 08/15/37                 413            434
   Morgan Stanley Capital I,
     Ser 2002-HE3, Cl M1 (B)
        6.420%, 12/26/06               3,000          3,022
   Nomura Asset Acceptance,
     Ser 2006-S4, Cl AIO, IO (B)
       10.000%, 08/25/36              12,500          1,337


--------------------------------------------------------------------------------
122     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   People's Choice Home Loan
     Securities Trust,
     Ser 2005-1, Cl 1A2 (B)
        5.590%, 12/25/06             $ 1,179       $   1,180
   Renaissance NIM Trust,
     Ser 2005-2, Cl N (A)
        5.193%, 07/25/35                 203             202
   Residential Asset Mortgage
     Products, Ser 2004-RS11,
     Cl A2 (B)
        5.590%, 12/25/06               1,602           1,606
   Residential Asset Securities,
     Ser 2004-KS11, Cl AI2 (B)
        5.590%, 12/27/06               1,079           1,081
   Residential Funding Mortgage
     Securities, Ser 1999-HI8,
     Cl AI7
        7.970%, 11/25/29                 322             321
   Saco I Trust, Ser 2006-8,
     Cl AIO, IO
        5.500%, 06/25/36              32,975           1,493
   Saxon Asset Securities
     Trust, Ser 2004-3,
     Cl A3 (B)
        5.660%, 12/26/06                 792             792
   Saxon Asset Securities Trust,
     Ser 2005-1, Cl M1 (B)
        5.850%, 12/25/06               2,925           2,927
   Specialty Underwriting &
     Residential Finance,
     Ser 2004-BC3, Cl A2B (B)
        5.630%, 12/26/06                 503             504
   Specialty Underwriting &
     Residential Finance, Ser AB1,
     Cl A1A (B)
        5.410%, 12/25/06                 613             613
   Structured Asset Investment
     Loan Trust, Ser 2005-HE3,
     Cl A3 (B)
        5.440%, 12/27/06                 927             927
   Structured Asset Mortgage
     Investments, Ser 2006-AR1,
     Cl 3A1 (B)
        5.550%, 12/28/06               3,355           3,358
   Superior Wholesale Inventory
     Financing Trust, Ser 2004-A9,
     Cl A, (B)
        5.370%, 12/17/06               3,500           3,499
   Terwin Mortgage Trust,
     Ser 2005-11, Cl 1A1A (A) (B)
        4.500%, 12/25/06                 550             548
   Terwin Mortgage Trust,
     Ser 2006-8, Cl 2A1 (A) (B)
        4.500%, 08/25/37               2,103           2,088
   UCFC Home Equity Loan,
     Ser 1998-D, Cl MF1
        6.905%, 04/15/30                 345             344
   Washington Mutual, Ser 2000-1,
    Cl M2 (B)
        6.120%, 12/25/06                 610             611


-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Washington Mutual,
     Ser 2003-AR6,
     Cl A1 (B)
        4.338%, 12/01/06            $  1,647        $  1,643
   Washington Mutual,
     Ser 2004-AR12, Cl A4A (B)
        5.625%, 12/25/06                 442             442
   Washington Mutual,
    Ser 2004-AR3, Cl A2
        4.243%, 06/25/34               1,153           1,138
   Washington Mutual,
     Ser 2005-AR1,
     Cl A2A2 (B)
        5.570%, 12/25/06                 764             766
   Washington Mutual,
     Ser 2005-AR2, Cl 2A21 (B)
        5.650%, 12/25/06               1,241           1,245
   Washington Mutual,
     Ser 2005-AR2,
     Cl 2A22 (B)
        5.540%, 12/25/06                 231             232
   Washington Mutual,
     Ser 2005-AR6, Cl 2AB1 (B)
        5.510%, 12/25/06                 283             283
   Washington Mutual, Ser 2006-AR9,
     Cl 1XPP, IO (E) (F)
        0.338%, 12/01/06             153,000           1,499
                                                  ----------
Total Asset-Backed Securities
     (Cost $107,466) ($ Thousands)                   107,459
                                                  ----------

CORPORATE OBLIGATIONS -- 19.5%
CONSUMER DISCRETIONARY -- 1.1%
   Comcast (B)
        5.674%, 01/16/07               1,100           1,102
   DaimlerChrysler (B)
        5.640%, 12/07/06                 855             855
   General Motors
        8.375%, 07/15/33                 561             511
   Johnson Controls (B)
        5.604%, 01/17/07               1,049           1,051
                                                  ----------
                                                       3,519
                                                  ----------
FINANCIALS -- 14.2%
   Bank of America, Ser A (A)
        8.070%, 12/31/26               3,428           3,569
   BankBoston Capital Trust I,
     Ser B
        8.250%, 12/15/26                 655             683
   Barrick Gold Finance
        5.800%, 11/15/34               1,263           1,208
   Capital One Financial MTN
        5.670%, 12/11/06               1,000           1,003
   Countrywide Financial (B)
        5.618%, 02/05/07               1,200           1,203


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     123

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Countrywide Home Loans MTN,
     Ser E
        6.935%, 07/16/07              $  597      $   602
   Credit Suisse First Boston
   London (A) (B) (G)
        0.000%, 03/24/10               1,988        1,795
   Deutsche Bank Capital
     Funding Trust (A) (B)
        5.628%, 01/19/49               2,913        2,892
   Deutsche Bank Luxembourg (A)
        6.825%, 12/28/07                 304          309
   EOP Operating (B)
        5.972%, 01/03/07                 430          435
   Farmers Insurance Exchange (A)
        8.625%, 05/01/24                 175          215
   First Chicago NBD Institutional
     Capital A (A)
        7.950%, 12/01/26                 750          779
   First Union Institutional
     Capital I
        8.040%, 12/01/26               1,250        1,301
   Ford Motor Credit
        7.000%, 10/01/13               1,682        1,613
        6.625%, 06/16/08                 500          497
   Ford Motor Credit (B)
        8.371%, 02/02/07                 750          760
   General Motors Acceptance (B)
        7.600%, 12/25/06                 982        1,023
   Goldman Sachs Group
        5.350%, 01/15/16               3,000        3,004
   HSBC Capital Trust II (A)
        8.380%, 05/15/27                  41           43
   JPMorgan
        8.750%, 02/28/07                 691          674
   Keycorp Institutional Capital,
     Ser B
        8.250%, 12/15/26               2,000        2,085
   Lehman Brothers Holdings
     MTN (B)
        5.594%, 01/18/07                 990          992
   Lehman Brothers Holdings
     MTN, Ser H (B) (H)
        0.000%, 11/30/10                 861          789
   Meridian Funding (A) (B)
        5.570%, 01/06/07                 194          194
   Nationwide Mutual Insurance (A)
        6.600%, 04/15/34                 522          530
   Pemex Finance
        8.020%, 05/15/07                 288          289
   Popular North America (B)
        5.740%, 12/12/06               1,200        1,203
   Power Receivables Financial (A)
        6.290%, 01/01/12                 301          304



-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Providian Capital I (A)
        9.525%, 02/01/27            $  2,210       $   2,325
   Residential Capital (B)
        6.742%, 12/29/06               1,100           1,106
   Rosyln Bancorp
        5.750%, 11/15/07               1,400           1,392
   Simon Property Group
        5.750%, 05/01/12               1,130           1,157
   Spieker Properties
        7.650%, 12/15/10                 660             727
        7.250%, 05/01/09                 500             525
   State Street Institutional
     Capital, Cl B (B)
        8.035%, 03/15/27               1,824           1,907
   Swiss Capital (A)
        6.854%, 05/29/49               1,700           1,810
   Toyota Motor Credit MTN
        8.000%, 04/24/07               2,041           2,026
   Woodbourne Pass-Through
     Trust (A) (B)
        6.445%, 12/08/06                700              708
   Zurich Capital Trust I (A)
        8.376%, 06/01/37               2,430           2,551
                                                   ---------
                                                      46,228
                                                   ---------
INDUSTRIALS -- 2.1%
   America West Airlines, Ser 01-1
        7.100%, 04/02/21                 179             189
   American Airlines, Ser AMBC
        3.857%, 07/09/10               2,407           2,281
   Cedar Brakes II LLC (A)
        9.875%, 09/01/13               1,017           1,135
   Continental Airlines, Ser AMBC
        6.236%, 03/15/20                 125             129
   Oracle (A) (B)
        5.603%, 01/17/07               1,214           1,216
   Viacom
        5.740%, 12/16/06               2,000           2,001
                                                   ---------
                                                       6,951
                                                   ---------
TELECOMMUNICATION SERVICES -- 0.6%
   New England Telephone & Telegraph
        7.650%, 06/15/07               1,786           1,807
                                                   ---------
UTILITIES -- 1.5%
   Entergy Gulf States (B)
        5.800%, 02/15/07                 560             559
   Power Contract Financing (A)
        6.256%, 02/01/10               1,438           1,450
   Progress Energy Florida, Cl A (B)
        5.774%, 12/13/06               1,700           1,703



--------------------------------------------------------------------------------
124     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Sempra Energy
        5.845%, 02/21/07 (B)          $  870        $    871
        4.621%, 05/17/07                 450             449
                                                    --------
                                                       5,032
                                                    --------
Total Corporate Obligations
 (Cost $63,418) ($ Thousands)                         63,537
                                                    --------

COMMERCIAL PAPER -- 11.2%
FINANCIALS -- 11.2%
   Alcoa
        5.270%, 12/05/06               3,155           3,153
        5.260%, 12/22/06               1,860           1,854
   CAFCO LLC
        0.000%, 12/06/06               5,280           5,276
   CRC Funding
        5.250%, 12/06/06               5,225           5,221
   Chariot
        5.270%, 12/22/06               5,380           5,364
   GE Capital
        5.230%, 12/11/06               5,380           5,372
   National Rural Utilities
        5.250%, 12/15/06               4,945           4,935
   Ranger Funding
        5.270%, 12/21/06               5,480           5,464
                                                    --------
Total Commercial Paper
 (Cost $36,639) ($ Thousands)                         36,639
                                                    --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.8%
   FHLMC
        5.500%, 06/12/08               3,010           3,010
   FHLMC CMO, Ser 2006-4, Cl WE
        4.500%, 02/25/36               4,000           3,614
   FHLMC CMO, Ser 2748, Cl ZT
        5.500%, 02/15/24                 355             349
   FHLMC (D)
        5.180%, 12/26/06               8,870           8,838
        5.170%, 12/18/06              12,225          12,195
   FNMA CMO, Ser 2001-13, Cl SA (B)
        6.072%, 12/25/06                  55              55
   FNMA CMO, Ser 2001-48,  Cl PD
        6.500%, 06/25/20                 321             323
   FNMA CMO, Ser 2003-122, Cl ZQ
        6.000%, 12/25/33                 483             508
   FNMA CMO, Ser 2003-33, Cl PC
        4.500%, 03/25/27                 150             149
   FNMA CMO, Ser 2004-12, Cl ZX
        6.000%, 03/25/34                 440             457
   FNMA CMO, Ser 2004-80, Cl XZ
        5.000%, 11/25/34                 120             102


-------------------------------------------------------------------------------
                                 Face Amount       Market Value
Description                ($ Thousands)/Shares  ($ Thousands)
-------------------------------------------------------------------------------
   GNMA CMO, Ser 2003-112, Cl SG (B)
        1.170%, 12/16/06              $  157         $   114
   GNMA, Ser 2003-86, Cl ZK
        5.000%, 10/20/33               2,381           2,228
                                                   ---------
Total U.S. Government Agency Obligations
 (Cost $31,444) ($ Thousands)                         31,942
                                                   ---------

U.S. TREASURY OBLIGATIONS -- 7.5%
   U.S. Treasury Bill (C) (D)
        5.013%, 01/18/07               4,205           4,178
   U.S. Treasury Bond Forward
   Commitments
        6.250%, 08/15/23              17,080          20,191
                                                   ---------
Total U.S. Treasury Obligations
 (Cost $23,806) ($ Thousands)                         24,369
                                                   ---------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 7.2%
   FHLMC
        6.500%, 08/01/29                 639             647
   FHLMC ARM
        6.218%, 01/01/33               1,152           1,183
        4.107%, 08/01/34               1,868           1,877
        3.422%, 08/01/34               2,761           2,763
        3.267%, 04/01/34               1,911           1,909
        3.143%, 05/01/34               2,766           2,760
        3.129%, 04/01/34 (C)           1,537           1,531
   FNMA
        7.000%, 04/01/34                 461             473
        5.500%, 10/01/17 to 02/01/18     359             360
        4.672%, 08/01/34               1,814           1,820
        3.876%, 04/01/35               1,457           1,448
   FNMA ARM
        6.351%, 01/01/33 (C)           1,048           1,066
        6.089%, 07/01/33 (C)             655             665
        5.697%, 06/01/33               2,542           2,568
        5.127%, 11/01/33               2,275           2,303
                                                    --------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $23,117) ($ Thousands)                        23,373
                                                    --------

CASH EQUIVALENT -- 1.9%
   SEI Daily Income Trust,
     Prime Obligation
     Fund,Cl A, 5.300%*            6,333,039           6,333
                                                    --------
Total Cash Equivalent
  (Cost $6,333) ($ Thousands)                          6,333
                                                    --------
Total Investments -- 90.0%
  (Cost $292,223) ($ Thousands)                     $293,652
                                                    ========



--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     125

SCHEDULE OF INVESTMENTS (Unaudited)


Extended Duration Fund (Concluded)

November 30, 2006

A summary of the outstanding Interest Rate Swap agreements held by the Fund at November 30, 2006, is a follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                    NOTIONAL       APPRECIATION
                                EXPIRATION           AMOUNT       (DEPRECIATION)
     DESCRIPTION                   DATE           ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
   Receive fixed rate of 4.65%
     and pay floating rate rate
     based on 3 Month LIBOR.
     (Counterparty: Credit Suisse
     First Boston)               09/02/25          $21,350            $(1,084)
   Receive fixed rate of 4.8825%
     and pay floating rate rate
     based on 3 Month LIBOR.
     (Counterparty: Barclays
     Capital)                    09/19/25           20,000               (435)
   Receive fixed rate of 4.986%
     and pay floating rate rate
     based on 3 Month LIBOR.
     (Counterparty: Deutsche
     Bank)                       10/04/25           17,630               (156)
   Receive fixed rate of 5.0475%
     and pay floating rate rate
     based on 3 Month LIBOR.
     (Counterparty: Salomon
     Brothers)                   01/04/26           59,690                651
   Receive fixed rate of 5.064%
     and pay floating rate rate
     based on 3 Month LIBOR.
     (Counterparty: Credit Suisse
     First Boston)               03/02/16           35,640                343
   Receive fixed rate of 5.1425%
     and pay floating rate rate
     based on 3 Month LIBOR.
     (Counterparty: Deutsche
     Bank)                       01/07/25           21,660                507
   Receive fixed rate of 5.144%
     and pay floating rate rate
     based on 3 Month LIBOR.
     (Counterparty: Salomon
     Brothers)                   02/02/26           28,000                650
   Receive fixed rate of 5.216%
     and pay floating rate rate
     based on 3 Month LIBOR.
     (Counterparty: Barclays
     Capital)                    04/04/25           49,000                952
   Receive fixed rate of 5.216%
     and pay floating rate rate
     based on 3 Month LIBOR.
     (Counterparty: Credit Suisse
     First Boston)               04/04/25           50,000                971
   Receive fixed rate of 5.216%
     and pay floating rate rate
     based on 3 Month LIBOR.
     (Counterparty: Deutsche
     Bank)                       04/04/25           43,000                836
   Receive fixed rate of 5.212%
     and pay floating rate rate
     based on 3 Month LIBOR.
     (Counterparty: Barclays
     Capital)                    12/02/25           11,830                375
   Receive fixed rate of 5.244%
     and pay floating rate rate
     based on 3 Month LIBOR.
     (Counterparty: Barclays
     Capital)                    11/03/25           51,820              1,187
   Receive fixed rate of 5.243%
     and pay floating rate rate
     based on 3 Month LIBOR.
     (Counterparty: Salomon
     Brothers)                   11/03/25           51,820              1,181
   Receive fixed rate of 4.934%
     and pay floating rate, rate
     based on 3 month LIBOR,
     (Counterparty:Credit Suisse
     First Boston)               12/04/16           13,245                 (2)
   Receive fixed rate of 5.390%
     and pay floating rate, rate
     based on 3 month LIBOR,
     (Counterparty:Barclay
     Capital)                    09/05/26           22,460                949
   Receive fixed rate of 5.060%
     and pay floating rate, rate
     based on 3 month LIBOR,
     (Counterparty: JPMorgan
     Chase)                      12/04/26           28,410                 (7)
   Receive fixed rate of 5.060%
     and pay floating rate, rate
     based on 3 month LIBOR,
     (Counterparty:Lehman
     Brothers)                   12/04/26           65,000                (15)
   Receive fixed rate of 5.807%
     and pay floating rate, rate
     b Credit Suisse First
     Boston)                     07/05/26            6,065                655
   Receive fixed rate of 5.289%
     and pay floating rate, rate
     based on 3 month LIBOR,
     (Counterparty: Salomon
     Brothers)                   10/03/26           25,615                728
   Receive fixed rate of 5.652%
     and pay floating rate, rate
     based on 3 month LIBOR,
     (Counterparty: Salomon
     Brothers)                   08/02/26           14,135              1,243
                                                                      --------
                                                                      $ 9,529
                                                                      ========


--------------------------------------------------------------------------------

DESCRIPTION
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $326,182
* Rate shown is the 7-day effective yield as of November 30, 2006.
** Non-income producing security.
+ Real Estate Investment Trust
(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2006.
(C) Security, or portion of this security, has been pledged as collateral on open swap contracts.
(D) The rate reported is the effective yield at time of purchase.
(E) Securities considered illiquid. The total value of such securities as of November 30, 2006 was $4,454 ($ Thousands) and represented 1.37% of
    Net Assets.
(F) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.
(H) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LIBOR -- London InterBank Offering Rate
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series



The accompanying notes are an integral part of the financial statements.










--------------------------------------------------------------------------------
126     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

High Yield Bond Fund

November 30, 2006
--------------------------------------------------------------------------------
[Bar Chart Omitted]
Plot points as follows:
SECTOR WEIGHTINGS++:
20.2% Consumer Discretionary
17.9% Financials
10.2% Industrials
 9.8% Materials
 8.8% Telecommunication Services
 7.4% Energy
 7.0% Short-Term Investments
 4.9% Health Care
 3.2% Information Technology
 2.7% Utilities
 1.8% Commercial Paper
 1.8% Consumer Staples
 1.3% Asset Backed Securities
 1.1% Collateralized Debt Obligations
 0.6% Preferred Stock
 0.5% Master Note
 0.4% Certificates of Deposit
 0.2% Common Stock
 0.2% Convertible Bonds
 0.0% U.S. Government Obligations
 0.0% U.S. Treasury Obligations
 0.0% Preferred Convertible Stock

++Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 88.0%
CONSUMER DISCRETIONARY -- 22.1%
   155 E Tropicana LLC
        8.750%, 04/01/12              $  819       $   682
   AEP Industries
        7.875%, 03/15/13                 745           752
   AMF Bowling Worldwide
       10.000%, 03/01/10                 800           831
   Acco Brands
        7.625%, 08/15/15               1,875         1,840
   Adelphia Communications (C)
       10.250%, 11/01/10                 175           147
   Adelphia Communications (C) (F)
        7.875%, 05/01/09                 275           232
   Adelphia Communications,
     Ser B (C)
        7.750%, 01/15/09                 450           385
   Adesa
        7.625%, 06/15/12                 475           471
   American Greetings
        7.375%, 06/01/16                 700           716
   American Tower
        7.500%, 05/01/12                 100           103
   Amscan Holdings
        8.750%, 05/01/14               1,200         1,152
   Arvinmeritor
        8.750%, 03/01/12                 610           616
   Asbury Automotive
        9.000%, 06/15/12               1,778         1,845
   Ashtead Capital
        9.000%, 08/15/16                 865           926



-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Autonation (A) (D)
        7.374%, 01/15/07              $  680       $   694
   Avis
        7.750%, 05/15/16               1,350         1,301
        7.625%, 05/15/14                 100            97
        7.874%, 02/15/07 (A) (D)       1,065         1,025
   Aztar (F)
        7.875%, 06/15/14               2,117         2,286
   Barrington Broadcasting
       10.500%, 08/15/14                 325           323
   Boyd Gaming
        7.750%, 12/15/12                 650           670
        7.125%, 02/01/16               2,050         2,029
        6.750%, 04/15/14                 975           966
   Broder Brothers, Ser B
       11.250%, 10/15/10               1,200         1,164
   Brookstone
       12.000%, 10/15/12                 595           576
   Brown Shoe
        8.750%, 05/01/12               1,050         1,105
   Burlington (A) (F)
       11.125%, 04/15/14                 550           546
   CBD Media Holdings
        9.250%, 07/15/12 (F)             525           533
        8.625%, 06/01/11                 275           279
   CCH I Holdings LLC
       13.500%, 01/15/14 (B) (F)         375           352
       11.000%, 10/01/15               9,302         9,116
   CCH II LLC
       10.250%, 09/15/10               3,646         3,810
   CCH II LLC, Ser B
       10.250%, 09/15/10                 525           547
   CCM Merger (A) (F)
        8.000%, 08/01/13               2,050         1,978
   CCO Holdings LLC
        8.750%, 11/15/13               2,115         2,168
   CSC Holdings
        7.875%, 12/15/07                 175           178
        7.250%, 07/15/08                 225           228
   CSC Holdings, Ser B
        8.125%, 08/15/09                 275           284
   Cablevision Systems, Ser B
        8.000%, 04/15/12               1,395         1,371
        9.870%, 04/03/07 (D)           1,350         1,414
   Caesars Entertainment
        8.875%, 09/15/08                 400           419
        7.875%, 03/15/10                 600           616
   Canwest Media
        8.000%, 09/15/12                 575           594


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     127

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Charter Communications Holdings (A)
        8.375%, 04/30/14            $    677     $     703
   Cinemark (B)
        9.426%, 03/15/14                 650           533
   Collins & Aikman Floorcovering,
     Ser B
        9.750%, 02/15/10                 375           382
   Cornell
       10.750%, 07/01/12                 475           513
   Corrections of America
        6.750%, 01/31/14                 785           791
        6.250%, 03/15/13               2,838         2,795
   Couche-Tard US
        7.500%, 12/15/13                 125           128
   Del Laboratories
       10.371%, 01/28/07 (D)             300           312
        8.000%, 02/01/12               1,480         1,362
   Denny's (F)
       10.000%, 10/01/12                 575           603
   Dex Media
        8.141%, 11/15/13 (B)           1,750         1,549
        8.000%, 11/15/13                 950           969
   Dex Media East
       12.125%, 11/15/12                 480           532
        9.875%, 11/15/09                 871           915
   Direct TV
        8.375%, 03/15/13                 470           488
   Directv Holdings
        6.375%, 06/15/15               2,390         2,306
   Echostar DBS
        7.125%, 02/01/16               1,685         1,672
        7.000%, 10/01/13                 225           224
        6.625%, 10/01/14               1,115         1,082
        6.375%, 10/01/11                 300           298
   El Dorado Casino Shreveport
     PIK (F)
       10.000%, 08/01/12               1,050           997
   Elizabeth Arden
        7.750%, 01/15/14                 925           920
   Eye Care Centers of America
       10.750%, 02/15/15                 300           327
   Federal-Mogul (C)
        8.370%, 11/15/01                 300           202
        7.750%, 07/01/06 (F)             125            83
        7.500%, 07/01/04                 200           133
        7.500%, 01/15/09                 300           200
        7.375%, 01/15/06                 150           100
   Festival Fun Park LLC
       10.875%, 04/15/14               3,049         3,026

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Ford Motor
        9.500%, 09/15/11 (F)         $    75      $     74
        9.215%, 09/15/21                  25            22
        8.900%, 01/15/32                 450           409
        8.875%, 01/15/22                  50            44
        7.450%, 07/16/31 (F)           1,844         1,459
        6.500%, 08/01/18                 390           300
   French Lick Resorts (A) (F)
       10.750%, 04/15/14               3,027         2,861
   Gamestop (F)
        8.000%, 10/01/12               1,976         2,060
   General Motors
        8.375%, 07/15/33 (F)           1,139         1,038
        8.250%, 07/15/23                 602           549
        7.700%, 04/15/16 (F)             851           787
   Goodyear Tire & Rubber
        8.625%, 12/01/11 (A)             790           802
        7.857%, 08/15/11 (F)           1,500         1,474
   Gregg Appliances
        9.000%, 02/01/13               2,363         2,239
   Group 1 Automotive
        8.250%, 08/15/13                 475           486
   Harrahs Operating
        8.000%, 02/01/11                 625           645
   Harry & David Operations
        9.000%, 03/01/13               3,150         3,040
   Herbst Gaming
        8.125%, 06/01/12               2,764         2,819
        7.000%, 11/15/14                 700           672
   Hertz (A)
       10.500%, 01/01/16 (F)           1,629         1,776
        8.875%, 01/01/14               2,337         2,425
   Houghton Mifflin
        9.875%, 02/01/13                 650           710
   Hydrochem Industrial (A)
        9.250%, 02/15/13                 875           868
   Idearc (A)
        8.000%, 11/15/16               4,065         4,131
   Inn of the Mountain Gods (F)
       12.000%, 11/15/10                 500           532
   Isle of Capri Casinos
        9.000%, 03/15/12                 775           811
        7.000%, 03/01/14               1,375         1,346
   Jacuzzi Brands
        9.625%, 07/01/10               1,050         1,121
   Jo-Ann Stores (F)
        7.500%, 03/01/12                 300           269
   Kabel Deutschland
       10.625%, 07/01/14               2,420         2,668

--------------------------------------------------------------------------------
128     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   LBI Media (B)
        8.381%, 10/15/13             $   625      $    528
   Lamar Media
        7.250%, 01/01/13                 325           327
        6.625%, 08/15/15                 125           122
   Lazydays RV Center
       11.750%, 05/15/12               1,749         1,657
   Leslie's Poolmart
        7.750%, 02/01/13                 150           149
   Levi Strauss
       10.122%, 01/01/07 (D)           1,225         1,262
        8.875%, 04/01/16                 312           323
   Lin Televison, Ser B
        6.500%, 05/15/13                 900           855
   Lodgenet Entertainment
        9.500%, 06/15/13                 650           695
   MGM Mirage
        8.375%, 02/01/11               2,050         2,132
        6.875%, 04/01/16                 825           799
        6.750%, 04/01/13               1,655         1,630
        5.875%, 02/27/14               2,350         2,197
   Majestic Star Casino LLC
        9.500%, 10/15/10               1,100         1,136
   Majestic Star II
        9.750%, 01/15/11               1,425         1,325
   Mandalay Resort Group
        9.375%, 02/15/10                 525           558
        7.625%, 07/15/13                 430           422
   Mediacom Broadband LLC
        8.500%, 10/15/15                 300           300
   Mediacom LLC (F)
        9.500%, 01/15/13               2,970         3,052
   Metaldyne (F)
       10.000%, 11/01/13               1,348         1,449
   Mohegan Tribal Gaming
        7.125%, 08/15/14                 100           101
        6.875%, 02/15/15               1,300         1,290
        6.125%, 02/15/13                  25            25
   Momentive Performance (A)
       11.500%, 12/01/16               3,230         3,190
        9.750%, 12/01/14               2,155         2,160
   NPC International
        9.500%, 05/01/14                 225           226
   Neiman Marcus Group
       10.375%, 10/15/15 (F)           1,647         1,822
        9.000%, 10/15/15                 250           271
   Nexstar Finance
        7.000%, 01/15/14                 275           256
   Nexstar Holdings LLC (B)
       11.025%, 04/01/13               1,255         1,092

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   O'Charley's
        9.000%, 11/01/13             $   817      $    858
   Pantry
        7.750%, 02/15/14                 625           630
   Penhall International
       12.000%, 08/01/14                 970         1,048
   Penn National Gaming
        6.750%, 03/01/15               1,440         1,415
   Perry Ellis International,
   Ser B
        8.875%, 09/15/13               2,064         2,069
   Petro Stopping Centers
        9.000%, 02/15/12                 225           231
   Phillips Van-Heusen
        8.125%, 05/01/13                 375           396
        7.250%, 02/15/11                  75            77
   Pinnacle Entertainment
        8.250%, 03/15/12               1,484         1,514
   Pokagon Gaming Authority
       10.375%, 06/15/14                 525           570
   Polypore International (B) (F)
        8.807%, 10/01/12                 925           731
   Primedia
        8.875%, 05/15/11                 400           394
   Quebecor Media
        7.750%, 03/15/16               1,025         1,038
   Quicksilver
        6.875%, 04/15/15                 275           268
   RH Donnelley
       10.875%, 12/15/12                 415           452
   RH Donnelley, Ser A-1
        6.875%, 01/15/13               1,575         1,508
   RH Donnelley, Ser A-2
        6.875%, 01/15/13               2,225         2,130
   RH Donnelley, Ser A-3
        8.875%, 01/15/16               1,375         1,444
   RJ Tower (C) (F)
       12.000%, 06/01/13                 900           171
   Rental Service (A)
        9.500%, 12/01/14               4,200         4,252
   Riddell Bell Holdings
        8.375%, 10/01/12               2,040         2,020
   Rite Aid
        7.125%, 01/15/07                 600           600
   SGS International
       12.000%, 12/15/13               1,650         1,699
   Sally Holdings (A)
       10.500%, 11/15/16               1,960         2,011
        9.250%, 11/15/14               2,130         2,178
   Sealy Mattress
        8.250%, 06/15/14               1,635         1,698
   Seneca Gaming
        7.250%, 05/01/12                 225           225

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     129

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Service
        8.000%, 06/15/17 (A)         $ 1,225      $  1,219
        6.750%, 04/01/16                 750           737
        6.500%, 03/15/08               2,033         2,036
   Simmons (B)
       10.000%, 12/15/14               2,005         1,524
   Sinclair Broadcast Group (A) (B)
        4.875%, 07/15/18                 400           362
   Sonic Automotive, Ser B
        8.625%, 08/15/13               2,580         2,632
   Spectrum Brands
        7.375%, 02/01/15                 650           548
   Stanadyne Holdings (B)
       17.770%, 02/15/15               1,500         1,020
   Stanadyne, Ser 1
       10.000%, 08/15/14                 475           482
   Starwood Hotels & Resorts
        7.375%, 05/01/07                 675           679
   Station Casinos
        7.750%, 08/15/16                 400           411
        6.875%, 03/01/16               2,975         2,774
        6.625%, 03/15/18               2,025         1,842
   Steinway Musical Instruments (A)
        7.000%, 03/01/14               3,615         3,516
   Stewart Enterprises
        6.250%, 02/15/13               1,110         1,057
   Sun Media
        7.625%, 02/15/13                 890           903
   Superior Essex Com & Essex Group
        9.000%, 04/15/12                 600           624
   Tenneco Automotive (F)
        8.625%, 11/15/14               4,134         4,196
   Town Sports International (B)
       10.162%, 02/01/14               1,704         1,419
   Travelport
       11.875%, 09/01/16 (F)           3,685         3,621
        9.994%, 12/01/06 (D)           1,444         1,401
        9.875%, 09/01/14 (F)           1,706         1,685
   Turning Stone Casino
      Entertainment (A)
        9.125%, 12/15/10               1,200         1,233
   Turning Stone Resort Casinos
        9.125%, 09/15/14                 325           332
   United Auto Group
        7.750%, 12/15/16                 900           900
   United Components
        9.375%, 06/15/13                 630           646
   United Rentals North America
        7.750%, 11/15/13                 687           687
        6.500%, 02/15/12               2,740         2,685

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Universal City Florida
       10.121%, 02/01/07 (D)         $ 4,573      $  4,699
        8.375%, 05/01/10                 175           178
   Vail Resorts
        6.750%, 02/15/14               1,115         1,107
   Vertis
        9.750%, 04/01/09                 455           466
   Vicorp Restaurants
       10.500%, 04/15/11                 500           482
   Videotron
        6.875%, 01/15/14               2,480         2,474
   Visant Holding (B)
        9.293%, 12/01/13               4,784         4,138
   Visteon (F)
        7.000%, 03/10/14                 265           232
   Wynn Las Vegas LLC
        6.625%, 12/01/14               2,614         2,575
                                                 ----------
                                                   230,449
                                                 ----------
CONSUMER STAPLES -- 1.9%
   B&G Foods Holding
        8.000%, 10/01/11                 500           505
   Carrols
        9.000%, 01/15/13               1,100         1,111
   Constellation Brands
        7.250%, 09/01/16               1,880         1,925
   Dean Foods
        7.000%, 06/01/16               1,550         1,583
   Del Monte
        6.750%, 02/15/15                 632           622
   Dole Foods (F)
        8.875%, 03/15/11               1,850         1,792
   Fleming (C)
       10.125%, 04/01/08               1,050           152
        9.250%, 06/15/10                 200            29
   Jean Coutu Group
        8.500%, 08/01/14 (F)             300           300
        7.625%, 08/01/12                 250           262
   NBTY
        7.125%, 10/01/15               2,462         2,400
   Natural Beef Pack
       10.500%, 08/01/11               1,213         1,268
   Playtex Products
        9.375%, 06/01/11               1,235         1,287
   Reynolds American
        6.500%, 06/01/07               1,650         1,651
   Rite Aid
        9.250%, 06/01/13 (F)             375           362
        7.700%, 02/15/27                 150           120
        6.875%, 08/15/13 (F)             100            85
        6.875%, 12/15/28 (F)             350           262

--------------------------------------------------------------------------------
130     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Stater Brothers Holdings
        8.890%, 12/15/06 (D)         $ 1,859     $   1,873
        8.125%, 06/15/12 (F)           1,340         1,353
   UNIFI (A)
       11.500%, 05/15/14                 325           312
   Visant Holding (F)
        8.750%, 12/01/13               1,000         1,026
                                                ----------
                                                    20,280
                                                ----------
ENERGY -- 8.1%
   Allis-Chalmers Energy (A)
        9.000%, 01/15/14               4,063         4,063
   Atlas Pipeline Partners (F)
        8.125%, 12/15/15                 350           359
   Baytex Energy
        9.625%, 07/15/10                 525           546
   Brigham Exploration
        9.625%, 05/01/14                 100            99
   Capano Energy LLC
        8.125%, 03/01/16                 175           180
   Chaparral Energy
        8.500%, 12/01/15               1,738         1,738
   Chesapeake Energy
        7.750%, 01/15/15 (F)           2,591         2,685
        7.500%, 06/15/14                 719           742
        7.000%, 08/15/14                 851           855
        6.875%, 01/15/16               2,298         2,301
        6.500%, 08/15/17               2,800         2,674
        6.375%, 06/15/15                  50            49
   Clayton William Energy
        7.750%, 08/01/13               1,689         1,554
   Colorado Interstate Gas
        5.950%, 03/15/15                 250           245
   Complete Product Services (A)
        8.000%, 12/15/16               1,135         1,152
   Compton Pet Finance
        7.625%, 12/01/13                 475           451
   Comstock Resources
        6.875%, 03/01/12                  50            48
   Denbury Resources
        7.500%, 04/01/13               1,250         1,269
        7.500%, 12/15/15 (F)           1,075         1,091
   El Paso
        9.625%, 05/15/12               1,894         2,126
        7.750%, 07/15/11                 450           466
        7.625%, 08/16/07                 380           385
        7.625%, 09/01/08 (F)             341           348
        7.420%, 02/15/37                 750           748
        7.000%, 05/15/11 (F)             575           587
        6.750%, 05/15/09                 300           303

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   El Paso MTN
        8.050%, 10/15/30 (F)         $   375      $    402
        7.800%, 08/01/31                 150           159
        7.375%, 12/15/12 (F)             450           462
   El Paso Natural Gas
        8.375%, 06/15/32                 300           361
   El Paso Production Holdings
        7.750%, 06/01/13               2,265         2,347
   Encore Acquisition
        7.250%, 12/01/17                 375           364
        6.000%, 07/15/15                 275           250
   Energy Partners
        8.750%, 08/01/10                 601           615
   Forest Oil
        8.000%, 12/15/11               1,025         1,066
   Giant Industries
        8.000%, 05/15/14                 575           623
   Grant Prideco, Ser B
        6.125%, 08/15/15                 300           288
   Hanover Compressor
        9.000%, 06/01/14               1,010         1,083
        7.500%, 04/15/13                 600           602
   Hanover Equipment Trust,
      Ser 2001 B
        8.750%, 09/01/11               3,675         3,831
   Hilcorp Energy
       10.500%, 09/01/10 (A)           4,405         4,730
        9.000%, 06/01/16                 675           710
   Holly Energy Partners
        6.250%, 03/01/15                 600           569
   Inergy Finance
        6.875%, 12/15/14                 575           558
   Mariner Energy
        7.500%, 04/15/13                 371           359
   Markwest Energy
        8.500%, 07/15/16               1,150         1,161
   Markwest Energy, Ser B
        6.875%, 11/01/14               1,400         1,316
   Massey Energy
        6.875%, 12/15/13                 413           384
   Newfield Exploration
        6.625%, 04/15/16                 635           633
   Northwest Pipeline
        7.000%, 06/15/16                 225           236
   Pacific Energy
        6.250%, 09/15/15                 100           100
   Parker Drilling
       10.150%, 12/01/06 (D)           3,022         3,086
        9.625%, 10/01/13                 639           700
   Peabody Energy
        7.375%, 11/01/16               2,690         2,828

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     131

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Peabody Energy, Ser B
        6.875%, 03/15/13             $   100      $    101
   Petrohawk Energy
        9.125%, 07/15/13               1,065         1,109
   Pogo Producing
        7.875%, 05/01/13 (F)             700           717
        6.875%, 10/01/17                 200           192
   Pogo Producing, Ser B
        8.250%, 04/15/11               1,072         1,104
   Pride International
        7.375%, 07/15/14               1,391         1,443
   Quicksilver Resources
        7.125%, 04/01/16               1,400         1,344
   Range Resources
        7.500%, 05/15/16                 625           641
        6.375%, 03/15/15                 350           340
   SESI (A)
        6.875%, 06/01/14                 950           950
   Sabine Pass LNG (A)
        7.500%, 11/30/16               2,928         2,932
        7.250%, 11/30/13               2,008         2,005
   Semgroup
        8.750%, 11/15/15                 385           389
   Sierra Pacific Resources
        8.625%, 03/15/14                 450           486
   Sonat
        7.625%, 07/15/11               2,700         2,801
   Stone Energy
        8.250%, 12/15/11               1,300         1,284
   Teco Energy (D)
        7.371%, 02/01/07               1,211         1,238
   Tesoro
        6.625%, 11/01/15                 475           470
   Transcont Gas Pipe
        6.400%, 04/15/16                 150           152
   United Refining
       10.500%, 08/15/12               3,587         3,730
   Veneco
        8.750%, 12/15/11                 650           642
   Whiting Petroleum
        7.000%, 02/01/14                 590           590
   Williams
        8.125%, 03/15/12                 505           543
        7.750%, 06/15/31                 475           494
        7.625%, 07/15/19                 500           530
        6.375%, 10/01/10 (A)             725           727
   Williams, Ser A (F)
        7.500%, 01/15/31                 425           438
   Williams Partners
        7.500%, 06/15/11                 240           245
                                                ----------
                                                    84,524
                                                ----------

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
FINANCIALS -- 12.9%
   AAC Group Holding (B)
        2.700%, 10/01/12             $   430      $    368
   AAC Group Holding PIK
       12.750%, 10/01/12                 250           265
   Ace Cash Express
       10.250%, 10/01/14                 675           682
   Alamosa Delaware
       11.000%, 07/31/10                  60            65
        8.500%, 01/31/12               2,790         2,964
   Allstate Life Global Funding
      II MTN (A) (D) (G)
        5.360%, 12/17/07                 968           968
   American General Finance
      (A) (D) (G)
        5.350%, 12/17/07               3,053         3,053
   Arch Western Finance
        6.750%, 07/01/13               2,160         2,117
   Bear Stearns EXL (D) (G)
        5.360%, 12/17/07               3,747         3,747
   Beazer Homes USA
        6.875%, 07/15/15                 430           415
   Cardtronics
        9.250%, 08/15/13                 150           157
   Choctaw Resort Development
      Entity (A)
        7.250%, 11/15/19                 993           990
   Countrywide Financial MTN (D) (G)
        5.448%, 10/31/07               4,421         4,421
   Crystal US Holdings, Ser B (B)
        8.642%, 10/01/14                 600           507
   Dekabank (A) (D) (G)
        5.394%, 11/20/07               3,895         3,895
   Dow Jones CDX HY, Ser 6-T1
        8.625%, 06/29/11               4,000         4,175
   FTI Consulting
        7.625%, 06/15/13                 350           361
   Felcor Lodging (A)
        7.275%, 04/30/07                 200           200
   Ford Motor Credit
        9.824%, 01/17/07 (D)           3,340         3,535
        9.750%, 09/15/10               1,538         1,633
        7.375%, 10/28/09               2,565         2,561
        7.375%, 02/01/11 (F)             650           642
        7.250%, 10/25/11               2,375         2,320
        7.000%, 10/01/13               4,062         3,896
        6.944%, 01/18/07 (D)             680           655
        6.625%, 06/16/08                 950           945

--------------------------------------------------------------------------------
132     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   General Motors Acceptance
        8.000%, 11/01/31 (F)         $ 5,239      $  5,872
        7.600%, 12/25/06 (D)             622           648
        7.000%, 02/01/12                 100           103
        6.875%, 08/28/12               4,010         4,132
        6.750%, 12/01/14 (F)           3,210         3,292
   H-Lines Finance Holding (B)
        9.741%, 04/01/13                 775           716
   Host Marriott+
        7.125%, 11/01/13                 575           587
   Host Marriott, Ser M+
        7.000%, 08/15/12                 375           381
   Host Marriott, Ser O+
        6.375%, 03/15/15                 575           566
   Host Marriott, Ser Q+
        6.750%, 06/01/16               1,225         1,230
   Hughes Network Systems (A)
        9.500%, 04/15/14               1,496         1,552
   Innophos Investments PIK
       13.370%, 02/16/07               2,299         2,403
   Ipayment (A)
        9.750%, 05/15/14                 500           511
   Irish Life & Permanent MTN,
      Ser X (A) (D) (G)
        5.360%, 12/21/07               2,800         2,800
   Islandsbanki (A) (D) (G)
        5.370%, 04/06/07               4,948         4,948
   Jackson National Life Funding
      (A) (D) (G)
        5.320%, 12/03/07               4,632         4,632
   K&F Acquisition
        7.750%, 11/15/14                 500           511
   Kaupthing Bank MTN (D) (G)
        5.380%, 03/20/07               5,263         5,263
   Landsbanki Islands (A) (D) (G)
        5.400%, 03/16/07               4,000         4,000
   Lehman Brothers Holdings, MTN
       11.000%, 11/07/16               1,170         1,183
   Medimedia USA (A)
       11.375%, 11/15/14                 600           622
   Morgan Stanley EXL (D) (G)
        5.380%, 01/04/08                 737           737
   Morgan Stanley EXL, Ser S (D) (G)
        5.340%, 12/05/07               1,053         1,053
   Natexis Banques (A) (D) (G)
        5.300%, 12/17/07               2,053         2,052
   Nationwide Building Society
      (A) (D) (G)
        5.424%, 10/26/07               1,158         1,158
        5.350%, 12/07/07               2,105         2,105

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Nielsen Finance LLC
       10.000%, 08/01/14             $ 2,550      $  2,697
        4.464%, 08/01/16 (B) (F)       1,100           718
   Noble Group (A)
        6.625%, 03/17/15                 975           886
   Nordbank (A) (D) (G)
        5.350%, 12/24/07               3,579         3,579
   Northern Rock (A) (D) (G)
        5.360%, 12/03/07               2,168         2,168
   Omega Healthcare Investors+
        7.000%, 01/15/16                 825           822
   PXRE Capital Trust 1
        8.850%, 02/01/27                 775           771
   Pacific Life Global Funding
      (A) (D) (G)
        5.370%, 12/13/07               1,579         1,579
   Premium Asset Trust,
      Ser 2004-10 (A) (D) (G)
        5.360%, 12/17/07               2,947         2,947
   Residential Capital (D)
        7.204%, 04/17/09               1,250         1,254
   Rouse+ (A)
        6.750%, 05/01/13               2,155         2,194
   SLM EXL, Ser S (A) (D) (G)
        5.320%, 12/17/07               2,316         2,316
   Senior Housing+
        7.875%, 04/15/15                 645           666
   Skandinav Enskilda Bank
      (A) (D) (G)
        5.320%, 12/18/07               2,316         2,316
   Stanfield Victoria MTN (G)
        5.445%, 06/11/07               2,105         2,105
   TFS Acquisition (D)
       12.871%, 02/01/07                 375           375
   Trains HY, Ser 2006-1
        7.548%, 05/01/16               3,500         3,546
   Trustreet Properties+
        7.500%, 04/01/15                 925           999
   UGS
       10.000%, 06/01/12                 500           545
   Universal City Development
       11.750%, 04/01/10                 950         1,020
   Ventas Realty+
        8.750%, 05/01/09                 150           159
        7.125%, 06/01/15                 500           520
        6.625%, 10/15/14                 375           382
   WMG Holdings (B)
        8.726%, 12/15/14               2,235         1,777
                                                ----------
                                                   134,935
                                                ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     133

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
HEALTH CARE -- 5.4%
   Accellent
       10.500%, 12/01/13             $   467      $    474
   Ameripath
       10.500%, 04/01/13               1,145         1,237
   Bio-Rad Laboratories
        7.500%, 08/15/13                 175           180
        6.125%, 12/15/14                 775           740
   Biovail
        7.875%, 04/01/10               3,053         3,076
   CRC Health
       10.750%, 02/01/16               1,600         1,708
   Concentra Operating
        9.500%, 08/15/10                 300           315
   Encore Medical Finance (A)
       11.750%, 11/15/14               1,125         1,105
   Fresenius Medical Capital
      Trust II
        7.875%, 02/01/08                 381           390
   Fresenius Medical Capital
      Trust IV
        7.875%, 06/15/11               1,215         1,270
   Genesis Healthcare
        8.000%, 10/15/13               1,225         1,277
   HCA
        9.625%, 11/15/16 (A) (F)       4,215         4,415
        9.250%, 11/15/16 (A)          10,858        11,333
        9.125%, 11/15/14 (A) (F)       1,202         1,253
        8.750%, 09/01/10                 455           471
        6.750%, 07/15/13                 555           488
        6.500%, 02/15/16 (F)           1,950         1,614
   Healthsouth (F)
       10.750%, 06/15/16               2,200         2,343
   Iasis Healthcare
        8.750%, 06/15/14               1,175         1,169
   Insight Health Services (D) (F)
       10.621%, 12/22/06                 775           639
   Kinetic Concepts
        7.375%, 05/15/13                 275           279
   Leiner Health Products
       11.000%, 06/01/12                 150           152
   MQ Associates (B) (F)
       40.084%, 08/15/12                 179            45
   Medcath Holdings
        9.875%, 07/15/12                  75            81
   Medquest, Ser B (F)
       11.875%, 08/15/12               1,506         1,220
   Norcross Safety Products, Ser B
        9.875%, 08/15/11               1,225         1,305
   Res-Care
        7.750%, 10/15/13                 625           630
   Select Medical
       11.113%, 03/29/07                  75            62
        7.625%, 02/01/15               2,825         2,359

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Tenet Healthcare
        9.875%, 07/01/14             $ 1,200     $   1,203
        9.250%, 02/01/15               3,559         3,488
   Triad Hospitals
        7.000%, 11/15/13               2,125         2,130
   US Oncology Holdings
       10.750%, 08/15/14               5,039         5,568
       10.675%, 03/15/07 (D)           1,928         1,981
        9.000%, 08/15/12                 375           393
                                                ----------
                                                    56,393
                                                ----------
INDUSTRIALS -- 11.1%
   AGY Holdings (A)
       11.000%, 11/15/14                 875           875
   ALH Finance
        8.500%, 01/15/13               2,565         2,514
   Acih (A) (B) (F)
       18.743%, 12/15/12               1,225           784
   Ahern Rentals
        9.250%, 08/15/13                 775           806
   Ainsworth Lumber
        9.122%, 12/30/06 (D) (F)       2,150         1,817
        7.250%, 10/01/12               2,321         1,834
        6.750%, 03/15/14               2,560         1,911
   Air 2 US (A)
        8.027%, 10/01/19                 689           710
   Alliant Techsystems
        6.750%, 04/01/16                 350           346
   Allied Waste North America
        7.250%, 03/15/15                 385           385
        6.125%, 02/15/14                 695           659
   Allied Waste North America,
   Ser B
        8.500%, 12/01/08               3,675         3,877
        7.375%, 04/15/14                 385           385
        7.125%, 05/15/16                  50            50
        5.750%, 02/15/11                 350           340
   American Airlines
        7.379%, 05/23/16                 122           117
   Ames True Temper (D)
        9.374%, 01/15/07               1,220         1,226
   Amsted Industries (A)
       10.250%, 10/15/11                 900           958
   Armstrong Holdings (C)
        7.450%, 05/15/29                 525           367
   Associated Materials (B) (F)
       14.696%, 03/01/14               1,925         1,232
   Baker & Taylor
       11.500%, 07/01/13               1,075         1,076
   Basell (A)
        8.375%, 08/15/15                 810           829

--------------------------------------------------------------------------------
134     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Beazer Homes USA
        6.500%, 11/15/13             $ 1,300      $  1,251
   Bombardier (A) (F)
        8.000%, 11/15/14                 740           744
   Buhrmann US
        8.250%, 07/01/14               1,650         1,636
        7.875%, 03/01/15                 600           579
   Builders Firstsource (D)
        9.624%, 02/16/07               2,840         2,783
   Chart Industries (A)
        9.125%, 10/15/15                 325           340
   Continental Airlines, Ser 971A
        7.461%, 04/01/15               1,251         1,270
   Continental Airlines, Ser 982A
        6.410%, 04/15/07                 127           127
   Continental Airlines,
   Ser RJ04 (F)
        9.558%, 09/01/19                 823           893
   Corrections Corp of America
        7.500%, 05/01/11                 544           559
   Covalence Specialty Mate (A)
       10.250%, 03/01/16                 355           341
   D R Horton
        5.625%, 09/15/14               1,080         1,053
   DRS Technologies
        7.625%, 02/01/18 (F)             925           953
        6.875%, 11/01/13                 150           151
        6.625%, 02/01/16                 775           781
   Dayton Superior
       13.000%, 06/15/09               3,943         4,002
   Delta Air Lines (F)
        8.300%, 12/15/29                 875           521
   Delta Air Lines, Ser 2002-1,
      Cl C (C)
        7.779%, 01/02/12                 901           899
   Dex Media West, Ser B
        9.875%, 08/15/13               1,950         2,125
   Education Management (A) (F)
       10.250%, 06/01/16               1,750         1,846
   Fastentech
       11.500%, 05/01/11               1,509         1,566
   Goodman Global Holdings
        7.875%, 12/15/12                 800           772
   Greenbrier
        8.375%, 05/15/15                 848           861
   Griffin Coal Mining (A) (F)
        9.500%, 12/01/16               1,950         1,965
   Gulfmark Offshore
        7.750%, 07/15/14               1,304         1,333
   Harvest Operations
        7.875%, 10/15/11                 750           712
   Horizon Lines LLC
        9.000%, 11/01/12                 800           838

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Host Hotels and Resorts (A)
        6.875%, 11/01/14             $   650      $    658
   Indalex Holding (A)
       11.500%, 02/01/14               1,239         1,292
   Interface
        9.500%, 02/01/14                 275           286
   Interline Brands
        8.125%, 06/15/14                 320           329
   Iron Mountain
        8.750%, 07/15/18                 250           267
        8.625%, 04/01/13                 613           633
        7.750%, 01/15/15                 660           673
        6.625%, 01/01/16               1,490         1,419
   J.B. Poindexter
        8.750%, 03/15/14                 150           128
   K Hovnanian Enterprises
        6.250%, 01/15/16                 900           835
   K Hovonanian Enterprises (F)
        7.500%, 05/15/16                 450           449
   L-3 Communications
        6.125%, 07/15/13               1,186         1,174
        5.875%, 01/15/15               4,222         4,095
   L-3 Communications, Cl B
        6.375%, 10/15/15                 726           721
   Language Line
       11.125%, 06/15/12                 250           254
   Maax (F)
        9.750%, 06/15/12               1,050           892
   Magnachip Semiconductor (F)
        8.000%, 12/15/14                 450           299
   Meritage Homes
        7.000%, 05/01/14               1,450         1,399
        6.250%, 03/15/15                 750           694
   Michaels Stores (A)
       11.375%, 11/01/16 (F)           1,875         1,922
       10.000%, 11/01/14               3,077         3,142
   Millar Western Forest
        7.750%, 11/15/13               1,832         1,594
   Mobile Services Group
        9.750%, 08/01/14                 325           338
   Monitronics International
       11.750%, 09/01/10               1,371         1,354
   NCL
       10.625%, 01/15/07                 475           474
   NTK Holdings
        5.183%, 03/01/14                 175           121
   Nebraska Book
        8.625%, 03/15/12                 250           239
   Nortek
        8.500%, 09/01/14                 600           579
   North American Energy Partner
        8.750%, 12/01/11                 350           349

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     135

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Northwest Airlines
       10.000%, 02/01/09 (C) (F)     $   350      $    292
        8.875%, 06/01/06 (F)             500           419
        7.875%, 03/15/08                  25            21
        7.625%, 11/15/23                 150           125
   Nutro Products (A) (D)
        9.400%, 04/15/07                 950           978
   PHI (A)
        7.125%, 04/15/13                 125           120
   Park-Ohio Industries
        8.375%, 11/15/14               1,425         1,290
   Ply Gem
        9.000%, 02/15/12                 300           247
        9.000%, 02/15/12               1,350         1,110
   Primedia
        8.000%, 05/15/13                 250           234
   Propex Frabics
       10.000%, 12/01/12                 325           288
   Quality Distributors
        9.000%, 11/15/10                 800           778
   Quebecor World Capital
        8.750%, 03/15/16               1,025           994
   RBS Global & Rexnord
       11.750%, 08/01/16                 450           474
   Rainbow National Services
   LLC (A)
       10.375%, 09/01/14 (F)             475           527
        8.750%, 09/01/12               1,210         1,270
   Service
        7.700%, 04/15/09                 360           371
        7.625%, 10/01/18                 652           681
        7.375%, 10/01/14               1,398         1,454
   Ship Finance International MTN
        8.500%, 12/15/13               2,304         2,275
   Southern States Coop (A)
       10.500%, 11/01/10               1,516         1,592
   Spectrum Brands
        8.500%, 10/01/13               1,750         1,566
   Stanley-Martin
        9.750%, 08/15/15               1,321           997
   Sunstate Equipment
       10.500%, 04/01/13                 795           843
   Super Value
        7.500%, 11/15/14                 800           821
   TRW Automotive
        9.375%, 02/15/13               1,495         1,603
   Tech Olympic USA (F)
       10.375%, 07/01/12               2,316         2,029
        9.000%, 07/01/10                 450           436
        8.250%, 04/01/11                 210           198

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Tembec Industries
        8.625%, 06/30/09 (F)         $ 1,150      $    739
        7.750%, 03/15/12                 250           140
   Tempur Pedic
       10.250%, 08/15/10                 675           729
   Terex
        9.250%, 07/15/11                 475           498
        7.375%, 01/15/14               1,349         1,369
   Terra Capital
       12.875%, 10/15/08               1,437         1,606
   Thermadyne Holdings (F)
        9.250%, 02/01/14                 250           232
   UCAR Finance
       10.250%, 02/15/12               1,700         1,793
   US Concrete
        8.375%, 04/01/14                 575           558
   United Air Lines
        9.125%, 01/15/12 (C)             625             5
        9.020%, 04/19/12                 763           454
   United Air Lines, Ser A (C)
       10.670%, 05/01/04                 325             2
   Vanguard Health Holdings II
        9.000%, 10/01/14               1,850         1,850
   Visant
        7.625%, 10/01/12               1,425         1,439
                                                ----------
                                                   116,055
                                                ----------
INFORMATION TECHNOLOGY -- 3.3%
   Activant Solutions (A)
        9.500%, 05/01/16               3,150         2,945
   Advanced Micro Devices
        7.750%, 11/01/12                 925           948
   Amkor Technologies
        7.750%, 05/15/13                 125           117
   Celestica
        7.875%, 07/01/11                 655           657
   Compagnie Generale de
      Geophysique
        7.500%, 05/15/15                 900           902
   Conexant Systems (A) (D)
        9.123%, 02/13/07                 125           126
   FTI Consulting
        7.750%, 10/01/16                 800           828
   Freescale Semiconductor (A)
       10.125%, 12/15/16               1,185         1,198
        9.244%, 03/15/07 (D)             250           249
        8.875%, 12/15/14               2,465         2,471
   Freescale Semiconductor, PIK (A)
        9.125%, 12/15/14               3,480         3,480
   Magnachip Semiconductor
        8.640%, 12/15/06 (D)             150           134
        6.875%, 12/15/11 (F)             525           449

--------------------------------------------------------------------------------
136     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   NXP (A)
        9.500%, 10/15/15 (F)         $ 4,870      $  4,998
        7.875%, 10/15/14               2,315         2,379
   SS&C Technologies
       11.750%, 12/01/13                 930         1,000
   Seitel
       11.750%, 07/15/11                 425           529
   Serena Sofware
       10.375%, 03/15/16                 400           424
   Smart Modular (D)
       10.872%, 01/01/07                 760           806
   Solutia (C)
       11.250%, 07/15/09                 875           871
   Stoneridge
       11.500%, 05/01/12               2,119         2,140
   Sungard Data Systems
       10.250%, 08/15/15               3,605         3,821
        9.973%, 08/15/13 (D)             675           701
   UGS Capital PIK
       10.000%, 12/15/06               1,565         1,651
   Viasystems
       10.500%, 01/15/11                 375           375
                                                ----------
                                                    34,199
                                                ----------
MATERIALS -- 10.7%
   AK Steel
        7.875%, 02/15/09 (F)           1,550         1,550
        7.750%, 06/15/12              10,146        10,095
   Abitibi Consolidated
        8.850%, 08/01/30                  50            41
        8.550%, 08/01/10               1,329         1,278
        8.375%, 04/01/15 (F)           1,200         1,044
   Appleton Papers
        8.125%, 06/15/11                 425           427
   Appleton Papers, Ser B
        9.750%, 06/15/14                 975           975
   Ball
        6.875%, 12/15/12                 475           483
        6.625%, 03/15/18                 550           542
   Berry Plastics
        8.875%, 09/15/14               1,525         1,538
   Boise Cascade LLC (D)
        8.249%, 01/15/07                 450           451
   Bowater
        9.500%, 10/15/12                 475           481
   Bway
       10.000%, 10/15/10                 650           681
   Cascades
        7.250%, 02/15/13                 625           622
   Catalyst Paper
        7.375%, 03/01/14                 338           317
   Catalyst Paper, Ser D
        8.625%, 06/15/11               1,515         1,530

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Consolidated Containers (B) (F)
        0.000%, 06/15/09             $   525      $    525
   Crown Americas
        7.750%, 11/15/15               1,736         1,784
   Crown Cork & Seal
        8.000%, 04/15/23               2,025         1,974
   Domtar
        7.125%, 08/15/15                 725           694
   Equistar Chemical
       10.625%, 05/01/11               1,452         1,550
       10.125%, 09/01/08               2,800         2,975
   FMG Finance
       10.625%, 09/01/16 (F)           1,910         1,924
       10.000%, 09/01/13                 350           344
   Freeport-McMoRan
       10.125%, 02/01/10               1,059         1,117
   Georgia Gulf (F)
        7.125%, 12/15/13                 300           264
   Georgia-Pacific
        8.125%, 05/15/11                 650           681
        8.000%, 01/15/24                 650           666
        7.700%, 06/15/15               1,575         1,614
   Gibraltar Industries, Ser B
        8.000%, 12/01/15               1,676         1,642
   Graham Packaging
        9.875%, 10/15/14               1,570         1,554
   Huntsman
        5.000%, 02/16/08                   1            23
   Huntsman International
        7.875%, 11/13/14                 555           558
   Huntsman International LLC
        9.875%, 03/01/09                 102           105
   Huntsman LLC
       11.625%, 10/15/10                 799           883
       11.500%, 07/15/12               2,991         3,380
   Ineos Group Holdings PLC (A) (F)
        8.500%, 02/15/16               4,955         4,782
   Innophos
        9.625%, 08/15/14                 500           501
   Intertape Polymer
        8.500%, 08/01/14                 250           230
   Jarden
        9.750%, 05/01/12               1,345         1,422
   Jefferson Smurfit
        7.500%, 06/01/13                 690           637
   Lyondell Chemical
       10.875%, 05/01/09               1,401         1,429
       10.500%, 06/01/13               1,445         1,590
        8.250%, 09/15/16 (F)           2,650         2,756
        8.000%, 09/15/14               1,117         1,152
   Massey Energy (F)
        6.625%, 11/15/10               7,591         7,629

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     137

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Metals USA
       11.125%, 12/01/15             $ 3,142      $  3,480
   Methanex
        6.000%, 08/15/15                 175           169
   Mosaic
        7.625%, 12/01/16                 200           205
        7.375%, 12/01/14                 325           330
   Mosaic Global Holdings
        7.300%, 01/15/28                 325           296
   Nalco
        8.875%, 11/15/13 (F)           1,125         1,190
        7.750%, 11/15/11               2,524         2,574
   Newark Group
        9.750%, 03/15/14                 700           700
   Nova Chemicals (D)
        8.502%, 04/30/07                 966           968
   Novelis (A)
        8.250%, 02/15/07                 955           917
   Owens-Brockway Glass
        8.875%, 02/15/09                 175           179
        8.250%, 05/15/13               3,000         3,090
        6.750%, 12/01/14 (F)           1,200         1,158
   Owens-Illinois
        8.100%, 05/15/07                 150           151
        7.350%, 05/15/08               2,150         2,150
   P H Glatfelter (A)
        7.125%, 05/01/16               1,425         1,425
   PNA Group
       10.750%, 09/01/16               2,975         3,079
   Packaging Dynamics (A)
       10.000%, 05/01/16               2,995         3,010
   Polyone
       10.625%, 05/15/10 (F)           2,000         2,140
        8.875%, 05/01/12               1,150         1,166
   Reichold Industries
        9.000%, 08/15/14               1,696         1,662
   Rockwood Specialties Group
        7.500%, 11/15/14                 745           751
   Ryerson Tull
        8.250%, 12/15/11               2,226         2,204
   Smurfit-Stone Container
        9.750%, 02/01/11               2,215         2,284
   Solo Cup (F)
        8.500%, 02/15/14                 950           798
   Solutia
        7.375%, 10/15/27 (C)             175           155
        6.720%, 10/15/37                  75            66
   Steel Dynamics
        9.500%, 03/15/09                 755           779
        9.500%, 03/15/09               1,762         1,817
   Stelco (D)
       10.870%, 03/31/16                 400           420

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Verso Paper Holdings
        9.125%, 08/01/14             $ 2,519     $   2,620
        9.121%, 02/01/07 (D)             963           982
                                                ----------
                                                   111,355
                                                ----------
TELECOMMUNICATION SERVICES -- 9.6%
   American Cellular, Ser B
       10.000%, 08/01/11               2,475         2,611
   American Tower
        7.125%, 10/15/12               1,676         1,714
   Centennial Communications
       11.122%, 01/01/07 (D)             100           105
       10.750%, 12/15/08                 421           422
       10.125%, 06/15/13               3,750         4,031
       10.000%, 01/01/13 (F)             750           784
        8.125%, 02/01/14               2,300         2,317
   Cincinnati Bell
        8.375%, 01/15/14 (F)             400           409
        7.250%, 07/15/13                  75            77
   Citizens Communications
        9.250%, 05/15/11                 875           968
        6.250%, 01/15/13                 525           514
   Consolidated Communication
      Holdings
        9.750%, 04/01/12               1,383         1,473
   Cricket Communications I (A) (F)
        9.375%, 11/01/14               4,830         4,939
   Digicel
        9.250%, 09/01/12               1,805         1,913
   Dobson Cellular Systems
        9.875%, 11/01/12                 200           217
        8.375%, 11/01/11 (A)             500           521
   Dobson Communications
        9.624%, 01/15/07 (D)             935           953
        8.875%, 10/01/13                 550           554
   Embarq
        7.082%, 06/01/16                 200           207
   GCI
        7.250%, 02/15/14                 400           392
   Hawaiian Telecom
      Communications (F)
       12.500%, 05/01/15                 775           808
   Hawaiian Telecom
      Communications, Ser B
       10.889%, 05/01/13 (D) (I)         575           578
        9.750%, 05/01/13 (F)             600           606
   Horizon PCS
       11.375%, 07/15/12               1,405         1,560
   IPCS
       11.500%, 05/01/12                 125           139
   IWO Holdings (D)
        9.124%, 01/15/12                 250           255

--------------------------------------------------------------------------------
138     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Insight Communications (B)
       12.250%, 02/15/11             $   400      $    420
   Intelsat
        6.500%, 11/01/13                 950           797
   Intelsat Bermuda
       11.250%, 06/15/16               2,475         2,713
        9.250%, 06/15/16               1,137         1,217
   Intelsat Sub Holding (F)
       10.484%, 01/15/07 (D)           2,025         2,050
        8.625%, 01/15/15                 800           831
   Level 3 Communications (F)
       11.500%, 03/01/10                 300           312
   Level 3 Financing
       10.750%, 10/15/11               2,375         2,526
        9.250%, 11/01/14 (A) (F)       6,280         6,351
   Lucent Technologies
        6.450%, 03/15/29               1,375         1,237
   MetroPCS Wireless (A)
        9.250%, 11/01/14               3,435         3,491
   NTL Cable PLC
        9.125%, 08/15/16                 350           370
        8.750%, 04/15/14                 550           575
   Nordic Telephone (A) (F)
        8.875%, 05/01/16               2,350         2,485
   Nortel Networks (D)
        9.624%, 01/15/07                 150           156
   Panamsat
        9.000%, 06/15/16                 600           631
   Primus Telecommunications
       12.750%, 10/15/09                  25            18
        8.000%, 01/15/14 (F)           1,525           900
   Qwest
        8.875%, 03/15/12               4,170         4,644
        8.640%, 12/15/06 (D)           1,964         2,128
        7.875%, 09/01/11                 600           640
        7.625%, 06/15/15                 688           734
        7.500%, 10/01/14               1,355         1,440
        7.250%, 09/15/25                 625           641
        7.250%, 10/15/35               1,025         1,017
        6.875%, 09/15/33                 375           363
   Qwest Communications
      International
        8.874%, 02/11/07 (D)           3,420         3,458
        7.250%, 02/15/11                 125           128
   Qwest Communications
      International, Ser B (F)
        7.500%, 02/15/14                 825           850
   Rogers Wireless
        8.515%, 12/15/06 (D)           2,289         2,335
        8.000%, 12/15/12                 725           768
        7.250%, 12/15/12                 225           237
        6.375%, 03/01/14               2,705         2,715

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Rural Cellular
        8.250%, 03/15/12             $   945      $    980
   Securus Technologies (F)
       11.000%, 09/01/11                 250           229
   Syniverse Technologies, Ser B
        7.750%, 08/15/13                 125           122
   Telenet Group Holdings (A) (B)
        9.584%, 06/15/14                 950           848
   Triton (F)
        8.500%, 06/01/13               1,225         1,182
   US Lec (D)
       13.870%, 04/01/07               2,300         2,441
   US Unwired, Ser B
       10.000%, 06/15/12                 400           440
   Ubiquitel
        9.875%, 03/01/11               1,010         1,091
   Valor Telecom Enterprises
        7.750%, 02/15/15                  75            80
   West (A)
       11.000%, 10/15/16               1,250         1,242
        9.500%, 10/15/14 (F)           3,685         3,653
   Wind Acquisitions Finance (A)
       10.750%, 12/01/15               2,075         2,340
   Windstream
        8.625%, 08/01/16               3,765         4,099
        8.125%, 08/01/13                 185           200
   Zeus Special Sub (B)
        9.123%, 02/01/15               3,750         2,841
                                                ----------
                                                   100,033
                                                ----------
UTILITIES -- 2.9%
   AES
        9.375%, 09/15/10                 750           816
        9.000%, 05/15/15                 600           644
        8.875%, 02/15/11               1,220         1,316
   Aquila
        9.000%, 11/15/21                 871           885
        8.000%, 03/01/23               3,515         3,572
   CMS Energy
        7.500%, 01/15/09                 240           248
   Calpine Generating (C)
       14.370%, 04/01/07               1,725         1,846
   Midwest Generation LLC
        8.750%, 05/01/34                 790           857
   Mirant (C)
        5.750%, 07/15/07                 750            11
   Mirant Americas
        9.125%, 05/01/31 (F)           1,022         1,070
        8.500%, 10/01/21               3,933         3,933
        8.300%, 05/01/11                 325           330

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     139

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Mirant North America
        7.375%, 12/31/13             $ 2,020      $  2,045
   NRG Energy
        7.375%, 02/01/16               3,375         3,375
        7.375%, 01/15/17               3,330         3,322
        7.250%, 02/01/14               1,500         1,500
   Northwest Pipeline (A)
        8.125%, 03/01/10                 200           207
   Pacific Energy Partners
        7.125%, 06/15/14                 200           207
   Reliant Energy
        9.250%, 07/15/10               2,300         2,418
   Sierra Pacific Resources
        7.803%, 06/15/12                 425           448
   Sonat
        7.000%, 02/01/18                 400           393
   Southern Natural Gas
        8.875%, 03/15/10                 350           368
   Tenaska Alabama (A)
        7.000%, 06/30/21                 796           791
                                                ----------
                                                    30,602
                                                ----------
Total Corporate Obligations
   (Cost $906,894) ($ Thousands)                   918,825
                                                ----------

CASH EQUIVALENT -- 5.3%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.300%**              55,248,568        55,249
                                                ----------
Total Cash Equivalent
   (Cost $55,249) ($ Thousands)                     55,249
                                                ----------

LOAN PARTICIPATIONS -- 4.8%
FINANCIALS -- 4.8%
   American Cellular
        7.630%, 08/08/13                  63            62
        7.580%, 08/08/13 (D) (I)         250           249
        0.000%, 08/08/13                 188            --
   American Cellular, Tranche B
        7.600%, 08/08/13                 500           497
   Amkor Technology (D)
        9.898%, 10/27/10               1,000         1,033
   CCFC (D)
       11.320%, 08/26/09               2,231         2,359
   Cebridge, 2nd Lien (D)
       11.371%, 05/05/14               3,639         3,605
   Cebridge, 2nd Lien PIK
        0.000%, 05/05/14                 103           103

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Century Cable Bank,
   Ser B (D) (I)
       10.250%, 06/30/09             $   525      $    513
   Cooper Standard (D)
        7.875%, 12/23/11               2,729         2,727
   Delphi (D)
       13.750%, 01/11/07               1,925         1,991
   Frontier Vision (D)
        9.775%, 06/30/09               1,175         1,162
   Georgia Pacific, Ser B (D)
        7.485%, 02/14/13                 424           424
   Georgia Pacific, Ser C (D)
        8.390%, 02/14/14                 325           326
        8.300%, 12/23/12               1,500         1,503
   HCA, Ser B
        8.086%, 11/15/14               1,000         1,006
   Hawkeye Renewables, 1st Lien
        9.320%, 06/30/12               1,000           966
   Idearc, Ser B
        0.000%, 11/15/14               2,500         2,511
   KGen Partners (D) (I)
        7.992%, 08/15/11               2,487         2,481
   LSP General Finance (D)
        8.999%, 04/13/13               2,500         2,525
   Level 3 (D)
        8.398%, 12/01/11                 500           505
   Michaels's Stores
        8.375%, 10/30/13                 225           225
   Murray (D)
       14.085%, 01/31/11               1,990         2,089
   Murray Bank, 2nd Lien (D)
       14.835%, 01/31/11                 451           473
   Murray Bank, 3rd Lein (D
       15.750%, 07/28/11               2,000         2,040
   NRG Energy (STRIPS) (D)
        7.350%, 02/01/13               1,997         2,005
   Nielsen Finance
        8.190%, 08/09/13                 700           703
   Northwest Air Dip Bank (D)
        7.820%, 08/21/08               1,500         1,507
   Plygem, 2nd Lien
        0.000%, 11/02/11                 225           228
   Rental Services
        8.870%, 11/30/13               1,500         1,510
   Targa Resources, Lot 2
        7.617%, 10/05/07               2,000         1,999
   United Airlines (D)
        9.120%, 02/01/12               1,088         1,099
   United Airlines Delayed Draw
      Bank (D)
        9.040%, 02/01/12                 530           536

--------------------------------------------------------------------------------
140     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  United Airlines Tranche B (D)
        9.120%, 02/01/12             $ 2,625     $   2,651
   Venoco, 2nd Lien (D)
       10.000%, 04/26/11               4,750         4,774
   Wide Open West, 1st Lien (D)
       10.400%, 04/28/13                 500           504
   Wide Open West, 2nd Lien
       10.400%, 04/28/13               1,250         1,261
                                                ----------
Total Loan Participations
   (Cost $50,102) ($ Thousands)                     50,152
                                                ----------

COMMERCIAL PAPER (H) -- 2.3%
FINANCIALS -- 2.3%
   Broadhollow Funding (G)
        5.305%, 12/07/06               1,179         1,178
   Diamler Chrysler
        4.982%, 12/11/06               5,625         5,617
   KKR Pacific Funding Trust (G)
        5.345%, 12/27/06               2,105         2,097
        5.305%, 01/02/07               1,053         1,048
   Kitty Hawk
        5.054%, 12/20/06               1,475         1,471
   National Rural Utilities
        4.259%, 12/07/06               3,120         3,117
   Ocala Funding LLC (G)
        5.320%, 12/18/06               1,053         1,050
        5.320%, 01/26/07               1,053         1,044
   Rhineland Funding Capital (G)
        5.385%, 01/25/07               1,326         1,315
        5.364%, 12/27/06               1,053         1,049
        5.364%, 02/13/07               1,042         1,031
        5.313%, 12/12/06                 693           692
   Witherspoon Funding Limited (G)
        5.329%, 12/15/06               1,053         1,050
   Witherspoon Funding,
      Ser 2004-1A (G)
        5.330%, 03/15/07               1,817         1,817
                                                ----------
Total Commercial Paper
   (Cost $23,575) ($ Thousands)                     23,576
                                                ----------

COLLATERALIZED LOAN OBLIGATIONS -- 1.7%
FINANCIALS -- 1.6%
   Ares VR, Ser 2006-1A, Cl SUB (A)
        0.000%,02/24/18                3,500         3,150
   Capitalsource Advisors,
      Ser 2006-1A, Cl SUB (A)
        0.000%,08/27/20                2,900         2,782
   De Meer Middle Market,
      Ser 2006-1A, Cl INC
        0.000%, 10/20/18               2,000         1,940

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   ING Investment Management II (A)
        0.000%, 08/01/20             $     5     $   4,800
   Lightpoint, Ser 2006-4A,
      Cl IN (A)
        0.000%, 04/15/18               2,000         1,772
   Stanfield Vayron, Ser 2006-1A,
      Cl SUB
        0.000%, 07/15/18               2,000         2,000
                                                ----------
                                                    16,444
                                                ----------
INFORMATION TECHNOLOGY -- 0.1%
   Marathon, Ser 2005-2A,
   Cl INC (A)
        0.000%, 12/20/19               1,500         1,470
                                                ----------
Total Collateralized Loan Obligations
   (Cost $17,096) ($ Thousands)                     17,914
                                                ----------

ASSET-BACKED SECURITIES -- 1.2%
MORTGAGE RELATED SECURITIES -- 1.2%
   Commodore, Ser 2003-2A, Cl A1MM
      (D) (G)
        5.470%, 12/12/38                 968           968
   Countrywide Alternative Loan
      Trust, Ser 2006-OA9, Cl X1P
      (E) (I)
        0.598%, 07/20/46              34,300         1,796
   Duke Funding, Ser 2004-6B,
      Cl A1S1 (D) (G)
        5.440%, 10/09/07               1,579         1,579
   Harborview Mortgage Loan Trust,
      Ser 2006-4  Class X1 IO (D)
        1.740%, 12/01/06              34,609         1,687
   Newcastle CDO, Ser 2005-6A,
      Cl IM1 (D) (G)
        5.340%, 04/24/07                 421           421
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl MM1 (D) (G)
        5.350%, 02/26/07                 626           626
   Saturn Ventures II (D) (G)
        5.380%, 02/07/07               1,695         1,695
   TIAA Real Estate CDO,
      Ser 2003 1A, Cl A1MM (D) (G)
        5.350%, 09/28/07               1,566         1,566
   Washington Mutual, Ser 2006-AR5,
      Cl X, IO (E)
        0.052%, 06/25/46              192,028        1,925
                                                ----------
Total Asset-Backed Securities
   (Cost $12,484) ($ Thousands)                     12,263
                                                ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     141

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------------------------
COLLATERALIZED DEBT OBLIGATIONS -- 1.5%
FINANCIALS -- 1.5%
   Carlyle High Yield Partners,
      Ser 2006-8A, Cl N (E)
        0.000%, 05/21/21             $ 3,000     $   2,850
   Connecticut Valley Structured
      Credit, Ser 2006-3A,
      Cl NOTE, (A)
        0.000%, 03/23/23               1,200         1,176
   Peritus I, (J)
        0.000%, 03/23/23               3,000           750
   Peritus I, Ser 2005-1A,
      Cl C (A) (I)
        9.000%, 05/24/15              11,385        10,771
                                                ----------
Total Collateralized Debt Obligations
   (Cost $15,638) ($ Thousands)                     15,547
                                                ----------

PREFERRED STOCK -- 0.7%
   CIFC Funding, Ser 2006-I,
      0.000%*                      2,000,000         2,000
   General Nutrition Center,
      Ser A PIK, 12.000%*                850         1,266
   Rockwall Investors, 0.000%*     3,000,000         3,000
   Rural Cellular PIK,
      12.250% (F)*                       375           421
   Rural Cellular,
      Ser B PIK, 11.375%*                325           405
                                                ----------
Total Preferred Stock
      (Cost $6,363) ($ Thousands)                    7,092
                                                ----------

MASTER NOTE (G) (H) -- 0.5%
   Bank of America
        5.383%, 12/01/45               5,263         5,264
                                                ----------
Total Master Note
   (Cost $5,264) ($ Thousands)                       5,264
                                                ----------

CERTIFICATES OF DEPOSIT (G) -- 0.4%
   Barclays Bank (D)
        5.330%, 06/11/07               1,053         1,053
   CC USA MTN (A)
        5.379%, 06/18/07               2,105         2,105
   U.S. Trust of New York (D)
        5.316%, 03/13/07                 842           842
                                                ----------
Total Certificates of Deposit
   (Cost $4,000) ($ Thousands)                       4,000
                                                ----------

PREFERRED/CONVERTIBLE STOCK -- 0.0%
   Adelphia Communications,
      Ser B PIK                       25,000            21
                                                ----------
Total Preferred/Convertible Stock
   (Cost $16) ($ Thousands)                             21
                                                ----------

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.2%
   Amkor Technology CV to 17.4398 (F)
        5.000%, 03/15/07              $  700    $      695
   Flextronics CV to 64.4122
        1.000%, 08/01/10                 465           450
   Mirant CV to 14.7167 (C) (F)
        0.000%, 06/15/21               1,950            29
   SCI Systems CV to 17.7841
        3.000%, 03/15/07                 725           718
                                                ----------
Total Convertible Bonds
   (Cost $1,947) ($ Thousands)                       1,892
                                                ----------

COMMON STOCK -- 0.2%
   Core-Mark Holding (F)*             12,075           392
   Huntsman*                           7,595           132
   Mirant (F)*                        16,529           503
   Owens Corning (F)*                 28,431           882
   UAL (F)*                            8,481           344
                                                ----------
Total Common Stock
   (Cost $2,314) ($ Thousands)                       2,253
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.0%
FINANCIAL SERVICES -- 0.0%
   FHLMC CMO, Ser 2596, Cl IJ, IO
        5.000%, 01/15/17               2,530           230
   FHLMC CMO, Ser 2696, Cl NI, IO
        5.500%, 03/15/23                 217             2
   FNMA CMO, Ser 2003-37, Cl IG, IO
        5.500%, 05/25/32                 756           107
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $415) ($ Thousands)                           339
                                                ----------

U.S. TREASURY OBLIGATION (H) (J) -- 0.0%
   U.S. Treasury Bill
        5.018%, 01/18/07                  60            60
                                                ----------
Total U.S. Treasury Obligation
   (Cost $60) ($ Thousands)                             60
                                                ----------

REPURCHASE AGREEMENTS (G) (K) -- 2.3%
   ABN Amro
      5.300%, dated 11/30/06, to be
      repurchased on 12/01/06,
      repurchase price $8,442,624
      (collateralized by U.S. Government
      Obligations, ranging in par value
      $1,037,331-$31,119,937, 0.000%-
      6.000%, 03/01/07-07/01/36,
      total market value $8,589,812)   8,421         8,421

--------------------------------------------------------------------------------
142     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
   Barclays
      5.300%, dated 11/30/06, to be
      repurchased on 12/01/06,
      repurchase price $1,792,377
      (collateralized by U.S.
      Government Obligations,
      ranging in par value
      $386,925-$5,502,005,
      2.750%-5.700%, 12/15/06-
      05/27/15, total market
      value $1,827,983)              $ 1,792      $   1,792
   Deutsche Bank
      5.300%, dated 11/30/06, to be
      repurchased on 12/01/06,
      repurchase price $716,807
      (collateralized by U.S.
      Government Obligations,
      ranging in par value
      $1,938,855-$5,340,181,
      0.000%-5.800%, 05/01/07-
      01/27/20, total market
      value $731,087)                    717           717
   Lehman Brothers
      5.300%, dated 11/30/06, to be
      repurchased on 12/01/06,
      repurchase price $13,042,876
      (collateralized by U.S.
      Government Obligations,
      ranging in par value
      $951,233-$160,367,467,
      3.085%-6.300%, 12/21/07-
      01/15/30, total market
      value $13,301,853)              13,041        13,041
                                                ----------
Total Repurchase Agreements
   (Cost $23,971) ($ Thousands)                     23,971
                                                ----------
Total Investments -- 109.1%
   (Cost $1,125,388) ($ Thousands)              $1,138,418
                                                ==========


A summary of the open future contracts held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                  UNREALIZED
    TYPE OF          NUMBER OF      EXPIRATION   APPRECIATION
   CONTRACT           CONTRACTS        DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 2-Year Note         130         Mar-2007           $  43
                                                        =====

-------------------------------------------------------------------------------

Description
-------------------------------------------------------------------------------
Percentages are based on Net Assets of $1,043,059 ($ Thousands).
* Non-income producing security.
** Rate shown is the 7-day effective yield as of November 30, 2006.
+ Real Estate Investment Trust
(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(B) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2006. The coupon on a step bond changes on a specified date.
(C) Security in default on interest payments.
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2006.
(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F) This security or a partial position of this security is on loan at November 30, 2006 (see Note 9). The total value of securities on loan at May 31, 2006 was $107,812 ($ Thousands).
(G) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2006 was $115,304 ($ Thousands).
(H) The rate reported is the effective yield at time of purchase.
(I) Securities considered illiquid. The total value of such securities as of November 30, 2006 was $13,895 ($Thousands) and represented 1.33% of
    Net Assets.
(J) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(K) Tri-Party Repurchase Agreement
Cl -- Class
CDO -- Collateralized Debt Obligation
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
EXL -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
PCS -- Personal Communications Service
PIK -- Payment in Kind
PLC -- Public Limited Company
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities. Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     143

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund

November 30, 2006
--------------------------------------------------------------------------------

[Bar Chart Omitted]
Plot points as follows:
SECTOR WEIGHTINGS++:
29.1% Financials
10.6% Consumer Discretionary
 9.1% Industrials
 8.4% Basic Materials
 5.8% Asset-Backed Securities
 5.4% Energy
 4.9% Information Technology
 4.7% Health Care
 4.6% Consumer Staples
 4.6% U.S. Government Agency Mortgage-Backed Securities
 4.1% Telecommunication Services
 3.0% Utilities
 1.6% Short-Term Investments
 1.0% U.S. Treasury Obligations
 0.8% Commercial Paper
 0.7% Exchange Traded Funds
 0.6% U.S. Government Agency Obligations
 0.4% Equity-Linked Warrants
 0.3% Certificates of Deposit
 0.3% Master Note

++Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK -- 89.1%
AUSTRALIA -- 2.9%
   ABB Grain                          22,800      $      125
   Amcor                             167,281             983
   AMP                               372,550           2,791
   APN News & Media                   69,267             317
   Australia & New Zealand
    Banking Group                    126,345           2,838
   Babcock & Brown (B)                41,503             813
   BHP Billiton                       67,170           1,391
   Billabong International            60,600             766
   BlueScope Steel                   124,000             783
   Brambles Industries (B)            90,209             919
   Caltex Australia                   10,600             185
   Challenger Financial Services
    Group (B)                        187,182             585
   Cochlear                           14,517             645
   Commonwealth Bank of Australia     57,989           2,171
   Foster's Group                    203,931           1,077
   GPT Group                          25,489             104
   Insurance Australia Group         166,158             758
   IOOF Holdings                       4,400              37
   Leighton Holdings                  18,800             303
   Lend Lease                         49,408             683
   Lion Nathan                        25,900             165
   Macquarie Airports (B)          1,147,974           3,217
   Macquarie Bank                     16,077             924
   Macquarie Infrastructure Group    528,922           1,466
   Mayne Pharma                      121,438             395
   Mirvac Group                      165,148             691
   National Australia Bank            55,600           1,720
   OneSteel                           64,638             225
   Pacific Brands                    145,201             305
   PaperlinX                          78,600             246

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Promina Group                     151,517      $      784
   Qantas Airways                    386,453           1,510
   QBE Insurance Group               358,903           7,336
   Rinker Group                      120,430           1,773
   Rio Tinto                          39,373           2,306
   Santos                            202,589           1,647
   Specialty Fashion Group            12,000              15
   St George Bank                     17,800             459
   Suncorp-Metway (B)                 32,407             523
   Sunland Group                      55,100             141
   TABCORP Holdings                   40,100             516
   Telstra                           336,906           1,003
   Telstra (B)                        20,060              33
   Toll Holdings                      67,155             892
   Westpac Banking                    19,547             377
   Woolworths                        232,738           4,042
   Zinifex                            39,900             536
                                                  ----------
                                                      51,521
                                                  ----------
AUSTRIA -- 0.6%
   Agrana Beteiligungs                 3,500             343
   Boehler-Uddeholm                   10,788             685
   Conwert Immobilien Invest*         16,500             358
   Erste Bank der Oesterreichischen
      Sparkassen                       8,878             647
   OMV                                35,300           1,895
   Raiffeisen International
    Bank Holding (B)                   3,784             445
   Telekom Austria                    73,200           1,941
   Voestalpine                        91,500           4,540
                                                  ----------
                                                      10,854
                                                  ----------
BELGIUM -- 1.0%
   AGFA-Gevaert                       17,000             404
   Belgacom (B)                       30,237           1,296
   Cofinimmo+                            184              37
   Compagnie Maritime Belge            2,461              97
   D'ieteren                             179              60
   Delhaize Group (B)                 15,088           1,201
   Dexia                              68,594           1,873
   Fortis                             85,300           3,481
   Fortis (Netherlands Line)         112,930           4,608
   InBev                              13,711             901
   KBC Groep                          10,800           1,216
   Mobistar                           15,007           1,261
   Omega Pharma                       10,800             747
   Solvay (B)                            836             119
   UCB (B)                            14,717             935
                                                  ----------
                                                      18,236
                                                  ----------
BERMUDA -- 0.0%
   Frontline (B)                      19,800             706
                                                  ----------
--------------------------------------------------------------------------------
144     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
BRAZIL -- 0.1%
   Gerdau ADR                         38,925      $      613
   Uniao de Bancos Brasileiros ADR     7,200             610
                                                  ----------
                                                       1,223
                                                  ----------
CANADA -- 2.2%
   Abitibi-Consolidated (B)           60,800             141
   Alcan                              59,800           2,868
   Bombardier, Cl B*                 158,300             527
   Cameco                             53,531           2,028
   Canadian Natural Resources         44,100           2,390
   EnCana                             20,400           1,060
   Gerdau Ameristeel                  86,800             863
   Kinross Gold*                     264,350           3,319
   LionOre Mining International*     136,600           1,409
   Manulife Financial (B)             16,500             545
   Methanex                           27,600             683
   Nexen                              27,325           1,496
   Potash Saskatchewan (B)            19,500           2,748
   Research In Motion*                18,400           2,554
   Rogers Communications, Cl B        90,500           5,545
   Suncor Energy (B)                  16,100           1,269
   Teck Cominco, Cl B (B)             97,250           7,328
   TELUS                              16,773             807
   Toronto-Dominion Bank (B)          12,100             710
                                                  ----------
                                                      38,290
                                                  ----------
CHINA -- 0.1%
   China Petroleum & Chemical,
      Cl H                         1,106,000             874
   Foxconn International
    Holdings (B)*                    420,000           1,269
   Industrial & Commercial Bank
    of China                         538,000             273
                                                  ----------
                                                       2,416
                                                  ----------
DENMARK -- 0.4%
   AP Moller - Maersk                     54             506
   Carlsberg, Cl B                     8,731             833
   Danske Bank (B)                    68,398           2,992
   DSV                                 4,000             708
   East Asiatic                        2,250             132
   Novo-Nordisk, Cl B                 16,650           1,286
   Sydbank                            19,906             848
   Topdanmark*                         1,949             311
                                                  ----------
                                                       7,616
                                                  ----------
FINLAND -- 1.0%
   Fortum                            153,350           4,486
   Huhtamaki                          17,100             321
   Kemira                             19,200             405
   Metso                               5,900             272
   Neste Oil                          55,000           1,773
   Nokia                             165,132           3,325

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Nokia ADR                           4,200      $       85
   OKO Bank, Cl A                     55,900             902
   Outokumpu                          39,788           1,334
   Sampo, Cl A                        33,800             854
   Stora Enso, Cl R                   31,200             487
   Tietoenator                        13,500             385
   UPM-Kymmene                       119,100           2,968
                                                  ----------
                                                      17,597
                                                  ----------
FRANCE -- 10.6%
   Accor                              11,386             829
   Air France-KLM                    111,568           4,456
   Air Liquide                         3,165             717
   Alstom*                            22,400           2,605
   Arkema*                             4,593             229
   Assurances Generales de France     40,070           5,944
   Atos Origin*                          600              34
   AXA (B)                           171,064           6,485
   BNP Paribas                       151,179          16,302
   Bouygues                           66,757           3,967
   Business Objects                   20,000             772
   Capgemini                          98,085           5,983
   Carrefour                          10,400             651
   Casino Guichard Perrachon          36,069           3,294
   Christian Dior                     11,200           1,178
   Cie de Saint-Gobain                81,180           6,483
   Cie Generale d'Optique Essilor
      International                    5,022             540
   Ciments Francais                    4,100             766
   Club Mediterranee*                  1,274              72
   CNP Assurances (B)                 20,400           2,138
   Compagnie Generale des
    Etablissements Michelin, Cl B     37,817           3,288
   Credit Agricole                   231,828           9,824
   Dassault Systemes (B)               8,055             440
   Faurecia                            2,114             144
   Financiere de L'Odet                  552             217
   France Telecom                    123,170           3,200
   Gaz de France (B)                  15,749             680
   Groupe Danone                      49,273           7,589
   L'Oreal                            12,429           1,254
   Lafarge                            36,705           5,337
   Neopost                             6,100             785
   Nexans                              3,400             364
   Nexity                              1,328              90
   PagesJaunes Groupe                 14,600             297
   Peugeot                            18,600           1,161
   PPR                                14,400           2,199
   Provimi                             7,371             342
   Renault                            67,454           8,092
   Safran                             32,500             699
   Sanofi-Aventis                    170,105          14,950
   Sanofi-Aventis (Germany Line)*        822              72

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     145

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Schneider Electric                 31,329      $    3,395
   SCOR (B)                          911,120           2,609
   Societe Generale                   78,919          13,233
   Societe Television Francaise 1     63,400           2,348
   Sodexho Alliance                   13,500             791
   Suez (B)*                          73,543           3,534
   Thales                             24,400           1,167
   Total (B)                         245,375          17,418
   Vallourec                          15,474           4,160
   Veolia Environnement               20,800           1,378
   Vinci (B)                          50,520           6,352
   Vivendi                           189,629           7,302
                                                  ----------
                                                     188,156
                                                  ----------
GERMANY -- 6.7%
   Allianz                            39,683           7,730
   Altana (B)                         17,489           1,021
   BASF                               72,656           6,711
   Bayer                             219,616          11,333
   Bayerische Motoren Werke           39,200           2,165
   Commerzbank                       157,020           5,655
   Continental                        46,148           5,246
   DaimlerChrysler (B)               125,123           7,271
   Deutsche Bank                      55,393           7,150
   Deutsche Boerse                     8,149           1,365
   Deutsche Lufthansa                222,600           5,547
   Deutsche Post (B)                 118,244           3,527
   E.ON                               82,836          10,647
   Fresenius Medical Care             30,830           4,141
   GEA Group                          27,900             554
   Heidelberger Druckmaschinen        10,400             452
   Hypo Real Estate Holding           70,200           4,089
   Infineon Technologies*             89,000           1,142
   MAN                                23,900           2,281
   Muenchener
      Rueckversicherungs (B)          55,888           9,112
   Puma Rudolf Dassler Sport           2,100             761
   RWE                                37,233           4,225
   Salzgitter                          6,900             830
   SAP                                10,387           2,173
   Siemens (B)                        41,070           3,913
   Suedzucker                         62,035           1,516
   ThyssenKrupp                       91,984           3,553
   TUI (B)                            86,200           1,821
   Volkswagen (B)                     22,340           2,436
   Wincor Nixdorf*                     1,607             231
                                                  ----------
                                                     118,598
                                                  ----------
GREECE -- 0.3%
   Alpha Bank                          6,690             209
   Coca Cola Hellenic Bottling        25,810             944
   Hellenic Telecommunications
      Organization                    44,140           1,284

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   National Bank of Greece            17,350      $      796
   OPAP                               43,800           1,649
   Piraeus Bank                            1              --
   Titan Cement                        6,730             365
                                                  ----------
                                                       5,247
                                                  ----------
HONG KONG -- 2.3%
   ASM Pacific Technology             35,000             192
   Bank of East Asia                 763,900           4,120
   BOC Hong Kong Holdings          1,079,700           2,601
   Cathay Pacific Airways            141,000             335
   Cheung Kong Holdings               75,000             886
   China Mobile Hong Kong            602,500           5,066
   China Netcom Group                328,000             654
   CLP Holdings                      185,000           1,228
   Esprit Holdings                    41,000             425
   eSun Holdings*                      8,000               8
   Hang Lung Group                    80,000             204
   Hang Lung Properties              850,400           1,891
   Henderson Land Development        380,600           2,119
   Hong Kong & China Gas             176,000             389
   Hong Kong Exchanges and
      Clearing                       288,500           2,544
   Hongkong & Shanghai Hotels        129,500             200
   HongKong Electric Holdings         27,000             127
   Hopewell Holdings                 119,000             396
   Hopson Development Holdings        46,000             113
   Hysan Development                 856,800           2,264
   Jardine Strategic Holdings          3,000              35
   Kerry Properties                   76,500             309
   Kingboard Chemical Holdings (B)    79,000             318
   Li & Fung                         659,200           1,915
   New World Development           1,329,000           2,430
   NWS Holdings                       88,000             201
   Shangri-La Asia                 1,007,500           2,591
   Sino Land (B)                   1,547,410           2,905
   Sun Hung Kai Properties            56,800             643
   Swire Pacific, Cl A               191,600           2,025
   Techtronic Industries             500,800             671
   Vtech Holdings                     38,000             239
   Wharf Holdings                     54,000             189
   Wheelock                          121,000             221
                                                  ----------
                                                      40,454
                                                  ----------
HUNGARY -- 0.1%
   MOL Hungarian Oil & Gas             7,600             856
                                                  ----------
INDIA -- 0.1%
   Canara Bank                       100,000             666
   Punjab National Bank               46,000             560
                                                  ----------
                                                       1,226
                                                  ----------


--------------------------------------------------------------------------------
146     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
IRELAND -- 0.3%
   Allied Irish Banks                 69,300      $    1,934
   Bank of Ireland                    11,056             237
   CRH                                50,121           1,890
   Depfa Bank                         41,500             754
   Dragon Oil*                       120,894             428
   Experian Group                      9,933             115
   Fyffes                             35,854              78
                                                  ----------
                                                       5,436
                                                  ----------
ISRAEL -- 0.1%
   Bank Hapoalim                     280,300           1,352
   Teva Pharmaceutical
    Industries ADR                    12,600             404
                                                  ----------
                                                       1,756
                                                  ----------
ITALY -- 3.8%
   Alitalia*                         304,000             343
   Arnoldo Mondadori Editore          40,000             402
   Banca Intesa                      229,852           1,625
   Banca Popolare dell'Emilia
    Romagna                            3,253              75
   Banca Popolare di Milano          149,020           2,416
   Banche Popolari Unite (B)         162,605           4,302
   Banco Popolare di Verona
      e Novara                       128,446           3,613
   Beni Stabili                       46,644              65
   Buzzi Unicem                       50,900           1,368
   Capitalia                         386,885           3,564
   Enel                               20,110             206
   ENI (B)                           372,167          12,195
   Fiat (B)                          450,730           8,371
   Fiat RNC                           83,710           1,489
   Finmeccanica                       98,800           2,453
   Fondiaria-Sai                      68,366           3,146
   IFIL - Investments                395,443           3,124
   Italcementi                        60,498           1,642
   Lottomatica                        17,400             685
   Pirelli & C                     2,374,767           2,295
   Sanpaolo IMI                      118,600           2,625
   Snam Rete Gas                     143,700             795
   Telecom Italia Media (B)          645,520             314
   Telecom Italia RNC                545,807           1,451
   UniCredito Italiano               952,991           8,236
                                                  ----------
                                                      66,800
                                                  ----------
JAPAN -- 19.3%
   77 Bank                           131,300             881
   ADEKA                              10,900             107
   Advantest                          23,000           1,205
   Aeon*                              97,200           2,294
   Aeon Credit Service                40,500             793
   Aisin Seiki                        21,800             688
   All Nippon Airways*                12,000              44

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Alps Electric                      11,600      $      113
   Amada                              64,000             650
   Aoyama Trading                      8,300             234
   Asahi Breweries                    23,700             342
   Asahi Diamond Industrial            8,000              56
   Asahi Kasei                       182,200           1,177
   Astellas Pharma                     5,300             232
   Autobacs Seven                      4,700             171
   Bank of Yokohama                   16,100             123
   BML                                 2,400              50
   Bridgestone                        46,000           1,008
   Canon                             163,201           8,636
   Cawachi                             1,700              47
   Chiyoda                            15,000             284
   Chugoku Bank                        6,000              79
   Citizen Watch                      47,400             356
   Coca-Cola West Holdings            44,600             945
   COMSYS Holdings                    24,000             239
   CSK Holdings                       19,200             838
   Dai Nippon Printing                45,000             675
   Daicel Chemical Industries         44,000             307
   Daiichi Sankyo                     44,900           1,382
   Daimaru                             5,700              73
   Dainippon Screen Manufacturing    103,600             913
   Daiwa House Industry               23,000             404
   Daiwa Securities Group             82,000             941
   Denso                              26,200             995
   Dentsu                                300             825
   East Japan Railway                    170           1,194
   EDION                              22,900             334
   Eighteenth Bank                     9,000              46
   Elpida Memory*                     19,000             927
   FamilyMart                         19,700             540
   Fanuc                              22,100           2,016
   Fast Retailing                      9,100             803
   Fuji Fire & Marine Insurance*      52,000             208
   Fuji Heavy Industries              83,000             431
   Fuji Photo Film                   108,300           4,317
   Fuji Soft                           4,600             111
   Fujikura                          122,000           1,076
   Fujitsu                           124,000           1,014
   Fukuyama Transporting              30,000             107
   Goodwill Group (B)                  1,500           1,336
   Gunze                              40,000             207
   Hankyu Holdings (B)                78,000             486
   Heiwa                              12,200             153
   Hirose Electric                     5,700             670
   HIS                                 3,600              87
   Hitachi                           418,100           2,487
   Hitachi Cable                     466,000           2,401
   Hitachi High-Technologies          14,400             421
   Hitachi Metals                     38,000             406
   Hokkaido Electric Power            53,900           1,328
   Hokkoku Bank                        2,000               8
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     147

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Honda Motor                       185,900      $    6,590
   Hoya                               19,100             753
   Ibiden                             10,700             537
   Idemitsu Kosan (B)                  4,800             511
   Inpex Holdings                         66             569
   Itochu                            301,100           2,434
   Itochu Techno-Science              15,000             905
   Japan Airport Terminal             10,600             120
   Japan Steel Works (B)             474,800           3,506
   Japan Tobacco                       1,460           6,476
   JFE Holdings (B)                  159,500           7,364
   Joyo Bank                          15,000              85
   JS Group                           67,000           1,341
   Kamigumi                           29,000             241
   Kansai Electric Power              37,000             925
   Kao                                34,500             931
   Kato Sangyo                         1,500              18
   Kawasaki Heavy Industries          24,000              86
   Kawasaki Kisen Kaisha              10,000              72
   KDDI                                  223           1,492
   Keyence                             1,900             437
   Kirin Brewery                      15,000             212
   Kobe Steel                        622,300           1,921
   Komatsu                           100,000           1,820
   Komori                             61,900           1,177
   Konica Minolta Holdings            51,000             741
   Kubota                             77,000             678
   Kuraray                            74,200             844
   Kyocera                             4,000             361
   Kyushu Electric Power              70,400           1,790
   Leopalace21                        83,500           2,809
   Mabuchi Motor                      14,900             877
   Maeda*                             21,000              74
   Makita (B)                         48,900           1,412
   Marubeni                          134,000             682
   Maruichi Steel Tube                 9,500             238
   Matsushita Electric Industrial     46,000             897
   Millea Holdings                    24,000             863
   Mitsubishi                        253,800           4,740
   Mitsubishi Chemical Holdings      347,500           2,115
   Mitsubishi Electric                46,000             419
   Mitsubishi Estate                 317,900           7,861
   Mitsubishi Gas Chemical            69,000             674
   Mitsubishi Heavy Industries       453,900           1,974
   Mitsubishi UFJ Financial Group        826          10,564
   Mitsubishi UFJ Securities          51,000             605
   Mitsui (B)                        153,700           2,100
   Mitsui Chemicals                  476,000           3,544
   Mitsui Mining & Smelting           72,000             342
   Mitsui OSK Lines (B)              379,000           3,477
   Mitsui Sumitomo Insurance          87,000           1,074
   Mitsui Trust Holdings               9,000              96
   Mitsumi Electric (B)               61,800           1,074
   Mizuho Financial Group                806           5,938

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Murata Manufacturing                8,080      $      552
   Nagase*                            16,000             188
   Nankai Electric Railway*           56,000             202
   Nanto Bank                         14,000              70
   NEC                               135,000             646
   Net One Systems                       600             887
   NGK Spark Plug                     53,100             971
   Nichirei                           12,000              69
   Nikko Cordial                      58,000             717
   Nikon (B)                         146,300           3,023
   Nintendo                           18,660           4,453
   Nippo*                              7,000              51
   Nippon Electric Glass              74,800           1,627
   Nippon Express                     56,000             303
   Nippon Light Metal (B)             34,000              83
   Nippon Mining Holdings            378,900           2,768
   Nippon Oil                         70,000             498
   Nippon Paper Group                    600           2,231
   Nippon Sheet Glass (B)            559,500           2,487
   Nippon Steel                      697,000           3,134
   Nippon Telegraph & Telephone        1,495           7,575
   Nippon Yusen Kabushiki Kaisha      20,000             140
   Nissan Diesl Motor*                33,000             111
   Nissan Motor*                     371,960           4,541
   Nissan Shatai                      17,000              87
   Nisshin Seifun Group               47,500             469
   Nitto Denko                        29,200           1,411
   Nomura Holdings                    23,000             404
   Nomura Research Institute           5,900             842
   NSK                                72,000             639
   NTT Data                              335           1,686
   NTT DoCoMo                            780           1,194
   NTT Urban Development                  35             306
   Obayashi                          262,000           1,654
   Obic                                4,000             834
   Odakyu Electric Railway (B)        81,800             534
   Okasan Holdings                    22,000             153
   Oki Electric Industry (B)       1,406,100           3,234
   Ono Pharmaceutical*                11,700             598
   Orient*                            91,000             173
   ORIX                               37,110          10,172
   Osaka Gas                         109,000             393
   PanaHome                           15,000             108
   Park24 (B)                         59,800             814
   Rakuten                             1,900             864
   Ricoh                             101,000           1,921
   Rohm                                5,600             517
   Round One                             200             688
   Ryohin Keikaku                     11,600             899
   Sankyo                             19,700           1,010
   Santen Pharmaceutical               3,500             101
   Sanwa Shutter                      22,000             127
   Sanyo Electric*                   163,000             234
   Sega Sammy Holdings                17,600             444
   Seikagaku                           1,000              10
--------------------------------------------------------------------------------
148     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Seiko Epson (B)                    55,300      $    1,348
   Seino Transportation              230,000           2,291
   Sekisui Chemical                  252,800           2,138
   Sekisui House                      42,000             636
   Sharp                             166,000           2,797
   Shimamura                           5,200             606
   Shin-Etsu Chemical                 22,700           1,502
   Shinko Securities                  99,000             380
   Shinsei Bank                      228,000           1,352
   Shizuoka Bank                      84,400             864
   SMC                                14,700           2,020
   Softbank (B)                      254,700           5,340
   Sojitz*                            86,800             269
   Sompo Japan Insurance             110,200           1,405
   Sony (B)                           77,600           3,073
   Stanley Electric (B)               28,100             584
   Sumco                              23,000           1,730
   Sumitomo                          191,000           2,682
   Sumitomo Bakelite                  24,000             170
   Sumitomo Chemical                 196,000           1,318
   Sumitomo Heavy Industries         279,000           2,760
   Sumitomo Metal Industries         370,600           1,423
   Sumitomo Metal Mining             101,000           1,322
   Sumitomo Mitsui Financial Group     1,150          12,131
   Sumitomo Realty & Development      52,000           1,659
   Suruga Bank                        67,400             895
   Suzuken                            38,200           1,354
   Suzuki Motor                      102,400           2,940
   T&D Holdings                       18,100           1,319
   Taiheiyo Cement                    37,000             148
   Taisho Pharmaceutical              34,000             617
   Taiyo Nippon Sanso                 96,100             858
   Taiyo Yuden (B)                   150,100           2,528
   Takeda Pharmaceutical              69,300           4,530
   Takefuji                           15,820             633
   Tanabe Seiyaku (B)                101,600           1,294
   TDK                                 5,800             444
   Teijin                            171,000           1,107
   THK                                33,500             869
   TIS                                98,800           2,379
   TKC*                                3,300              58
   Toda                              193,700             844
   Tokushima Bank                      5,000              31
   Tokyo Dome                         21,000              85
   Tokyo Electric Power              247,300           7,719
   Tokyo Electron                     50,400           3,896
   Tokyo Gas (B)                     386,100           1,916
   Tokyo Style                        75,000             816
   Tokyu                             125,400             827
   Tokyu Community                       600              19
   Toppan Printing                   141,700           1,523
   Toshiba (B)                       504,400           3,232
   Toyo Seikan Kaisha                117,600           1,939
   Toyoda Gosei                       36,600             832

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Toyota Auto Body                   12,000      $      214
   Toyota Motor                      232,600          14,118
   Trend Micro                        30,000             908
   TV Asahi                              106             204
   UNY                                50,000             604
   Ushio                              24,600             492
   USS                                18,280           1,163
   Valor                               5,500              72
   West Japan Railway                    170             778
   Yahoo! Japan (B)                    2,246             886
   Yamada Denki                       17,370           1,648
   Yamaguchi Financial Group*          6,000              65
   Yamaha                             31,700             663
   Yamaha Motor                       41,200           1,133
   Yamato Transport                   83,400           1,279
   Yamazaki Baking (B)                13,000             127
   Yaskawa Electric (B)               80,000             881
                                                  ----------
                                                     343,141
                                                  ----------
LUXEMBOURG -- 0.1%
   Colt Telecom Group*                28,085              74
   SES Global FDR                     81,800           1,366
   SES Global FDR (Paris Exchange)    36,186             607
                                                  ----------
                                                       2,047
                                                  ----------
MEXICO -- 0.6%
   America Movil ADR, Ser L          156,905           6,977
   Fomento Economico Mexicano ADR     42,440           4,467
                                                  ----------
                                                      11,444
                                                  ----------
NETHERLANDS -- 5.0%
   ABN AMRO Holding                  252,848           7,612
   Aegon                             308,773           5,603
   Akzo Nobel                        108,190           6,208
   ASML Holding*                      31,600             786
   Buhrmann                          107,000           1,506
   CSM                                 6,801             253
   European Aeronautic Defense
      and Space (B)                   48,610           1,431
   Fugro                              12,954             600
   Heineken                           39,089           1,907
   Heineken Holding                   27,136           1,118
   ING Groep                         477,007          20,354
   Koninklijke Ahold*                274,133           2,747
   Koninklijke DSM                    39,706           1,894
   Koninklijke Philips Electronics   157,900           5,879
   Koninklijke Wessanen               25,000             332
   Mittal Steel                       96,625           3,983
   Randstad Holdings                   4,927             316
   Reed Elsevier                      36,657             618
   Royal Dutch Shell, Cl A (B)       228,144           8,063
   Royal Dutch Shell,
    Cl A (GBP) (B)                    78,872           2,793

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     149

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Royal Dutch Shell, Cl B           137,750      $    4,923
   Royal KPN                         281,210           3,858
   Unilever                           87,844           2,321
   Vedior                            120,400           2,300
   Wolters Kluwer*                    58,400           1,637
                                                  ----------
                                                      89,042
                                                  ----------
NEW ZEALAND -- 0.2%
   Auckland International Airport    174,700             258
   Fisher & Paykel Appliances
    Holdings (B)                     288,000             807
   Telecom of New Zealand            564,605           1,774
                                                  ----------
                                                       2,839
                                                  ----------
NORWAY -- 0.8%
   DnB                               149,065           2,026
   Norsk Hydro                        90,165           2,233
   Norske Skogindustrier              46,928             781
   Orkla                              32,319           1,813
   PAN Fish*                         909,900             799
   ProSafe                            11,100             756
   Statoil                            51,800           1,438
   Tandberg Television (B)*           72,800             816
   Telenor                            86,300           1,482
   TGS Nopec Geophysical*             53,460           1,037
   Yara International                 30,937             644
                                                  ----------
                                                      13,825
                                                  ----------
PORTUGAL -- 0.5%
   Banco Comercial Portugues       1,057,550           3,589
   Banco Espirito Santo               63,384           1,084
   Portugal Telecom                  171,900           2,215
   PT Multimedia Servicos de
      Telecomunicacoes e Multi        13,807            177
   Sonae                           1,146,300           2,279
                                                  ----------
                                                       9,344
                                                  ----------
RUSSIA -- 0.3%
   OAO Gazprom ADR                    96,650           4,514
                                                  ----------
SINGAPORE -- 1.0%
   DBS Group Holdings                425,700           5,803
   Flextronics International*        107,100           1,205
   Jardine Cycle & Carriage           27,000             247
   Kim Eng Holdings                   98,000              93
   SembCorp Industries               111,000             267
   Singapore Airlines                223,918           2,282
   Singapore Exchange                232,800             808
   Singapore Petroleum                34,000              98
   Singapore Post                  1,111,900             751
   Singapore Telecommunications    2,174,950           4,066
   United Industrial                 193,000             230

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   United Overseas Bank              115,100      $    1,390
   UOL Group                         184,000             537
                                                  ----------
                                                      17,777
                                                  ----------
SOUTH AFRICA -- 0.3%
   ABSA Group                         40,100             630
   Harmony Gold Mining*               94,100           1,590
   Sanlam                            379,530             941
   Sasol                              84,276           2,954
                                                  ----------
                                                       6,115
                                                  ----------
SOUTH KOREA -- 0.9%
   Honam Petrochemical                12,900             880
   Industrial Bank of Korea           26,750             486
   INI Steel                          29,790           1,112
   Kookmin Bank                       17,670           1,377
   POSCO                               4,200           1,320
   Samsung Electronics                 8,120           5,574
   Samsung Electronics GDR (F)         4,492           1,536
   Shinhan Financial Group            90,300           4,397
                                                  ----------
                                                      16,682
                                                  ----------
SPAIN -- 3.4%
   Acciona                               399              73
   Acerinox (B)                       22,266             609
   Actividades Construcciones y
    Servicios (B)                    120,027           6,711
   Altadis                            44,940           2,252
   Antena 3 de Television (B)         34,500             823
   Banco Bilbao Vizcaya
    Argentaria (B)                   351,765           8,510
   Banco Popular Espanol             146,546           2,578
   Banco Sabadell                     26,800           1,067
   Banco Santander Central Hispano   635,390          11,547
   Ebro Puleva                       112,179           2,647
   Enagas                             11,900             298
   Endesa (B)                         69,346           3,225
   Gamesa Corp Tecnologica            31,900             841
   Gas Natural SDG                    66,800           2,727
   Iberdrola (B)                      12,573             558
   Iberia Lineas Aereas de Espana    708,000           2,487
   Inditex                            26,879           1,363
   Indra Sistemas                     32,700             796
   Repsol                            191,891           6,893
   Sol Melia                          25,200             495
   Telefonica (B)                    239,268           4,849
                                                  ----------
                                                      61,349
                                                  ----------
SWEDEN -- 1.5%
   Alfa Laval                         19,800             769
   Assa Abloy, Cl B                   30,700             625
   Atlas Copco, Cl A (B)             176,830           5,208
--------------------------------------------------------------------------------
150     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Axfood                             21,900     $       824
   Billerud                           47,500             819
   Boliden*                            7,754             187
   Electrolux, Cl B                   40,000             751
   Elekta, Ser B                      35,100             768
   Eniro                              60,600             766
   Kungsleden                         57,600             804
   Lundin Petroleum (B)*              66,300             708
   Scania, Cl B (B)*                  14,400             983
   Skandinaviska Enskilda Banken,
      Cl A                            46,630           1,370
   SKF, Cl B                          52,000             851
   Ssab Svenskt Stal, Cl A             4,180              88
   Svenska Cellulosa, Cl B            31,637           1,552
   Svenska Handelsbanken, Cl A        17,837             481
   Swedish Match                      57,131           1,013
   Telefonaktiebolaget LM Ericsson,
    Cl B                             286,215           1,109
   TeliaSonera                       302,471           2,288
   Trelleborg, Cl B                   19,000             411
   Volvo, Cl B                        62,745           4,081
                                                  ----------
                                                      26,456
                                                  ----------
SWITZERLAND -- 5.6%
   ABB (B)                           125,877           2,033
   Adecco                             12,613             836
   Bobst Group                         2,482             117
   Bucher Industries                     134              14
   Clariant                           37,000             520
   Compagnie Financiere Richemont,
      Cl A                            64,631           3,482
   Credit Suisse Group               240,282          15,894
   Elektrizitaets-Gesellschaft
    Laufenburg                           420             412
   Energiedienst Holding                 500             219
   Geberit                               324             470
   Helvetia Holding                    1,320             420
   Holcim                             51,609           4,631
   Motor Columbus                         75             495
   Nestle (B)                         18,302           6,462
   Novartis                          278,676          16,248
   OC Oerlikon                         5,600           2,384
   Petroplus Holdings*                 5,176             302
   Phonak Holding                      4,202             314
   PSP Swiss Property                 13,800             763
   Rieter Holding                      1,429             716
   Roche Holding                      70,995          12,830
   Romande Energie Holding               340             393
   Straumann Holding                   3,100             774
   Swatch Group                        5,233             223
   Swiss Life Holding                  3,440             847
   Swiss Reinsurance                  70,393           6,011
   Swisscom                            4,339           1,590

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   UBS                               141,006      $    8,480
   Xstrata                           104,050           4,667
   Zurich Financial Services          27,456           7,139
                                                  ----------
                                                      99,686
                                                  ----------
TAIWAN -- 0.2%
   Chunghwa Telecom ADR                  461               9
   Compal Electronics              1,027,482             942
   HON HAI Precision Industry GDR     40,595             581
   Taiwan Semiconductor
      Manufacturing                  525,602           1,062
   Taiwan Semiconductor
      Manufacturing ADR (B)          157,875           1,697
                                                  ----------
                                                       4,291
                                                  ----------
THAILAND -- 0.0%
   PTT                               101,300             649
                                                  ----------
UNITED KINGDOM -- 16.8%
   3i Group                          112,062           2,147
   Acergy*                           152,450           2,989
   Alliance Boots                          1              --
   Amvescap                          268,600           2,906
   Anglo American                    151,611           7,044
   Antofagasta                        33,703             318
   ARM Holdings                       84,487             199
   AstraZeneca                       157,599           9,145
   AstraZeneca (SEK)                  55,554           3,216
   Aviva                             671,387          10,400
   BAE Systems                       880,500           6,703
   Balfour Beatty                     21,462             176
   Barclays                          818,196          10,952
   Barratt Developments               91,496           1,988
   Bellway                            86,465           2,481
   Berkeley Group Holdings            21,800             696
   BHP Billiton                      348,958           6,624
   Bovis Homes Group                  11,695             233
   BP                              1,301,343          14,693
   Brambles Industries               125,817           1,279
   Brit Insurance Holdings            46,000             274
   British Airways*                  440,203           4,267
   British American Tobacco          134,643           3,811
   British Land                       91,628           2,745
   Brixton                           196,416           2,106
   BT Group                           91,085             509
   Burberry Group                     53,400             632
   Cadbury Schweppes                  47,399             488
   Carnival                           27,245           1,326
   Carphone Warehouse Group           72,000             383
   Cattles                           275,500           2,184
   Close Brothers Group              106,200           2,056
   Compass Group                     607,600           3,430
   Cookson Group                     188,899           2,203
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     151

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Corus Group                        61,600      $      607
   Diageo                            229,775           4,414
   Drax Group*                             1              --
   DSG International                 484,100           1,857
   Emap                               15,330             256
   Enterprise Inns                   171,407           4,144
   Firstgroup                         13,388             145
   Friends Provident                 873,000           3,572
   Gallaher Group                      6,080             114
   GKN                               143,523             824
   GlaxoSmithKline                   495,214          13,160
   Group 4 Securicor                 172,200             575
   Hammerson                           6,718             191
   Hanson                             50,180             720
   Hays                               95,230             280
   HBOS                              668,809          13,695
   HSBC Holdings                     511,753           9,442
   Imperial Chemical Industries       55,500             454
   Imperial Tobacco Group             19,082             701
   Inchcape                          252,415           2,481
   Intercontinental Hotels Group          --              --
   International Power                42,878             286
   Investec                           62,000             737
   ITV                               290,500             639
   J Sainsbury                       784,990           6,161
   Kazakhmys                          42,800             978
   Kesa Electricals                   85,200             597
   Kingfisher                        117,800             563
   Ladbrokes                          60,615             481
   Legal & General Group             906,710           2,702
   Lloyds TSB Group                  174,881           1,859
   London Stock Exchange Group        24,078             619
   Man Group                         217,300           2,026
   Marks & Spencer Group             379,000           5,092
   Michael Page International        120,289             965
   Mitchells & Butlers               141,473           1,864
   National Grid                     139,243           1,883
   Next                               17,116             599
   Old Mutual                        471,000           1,538
   Pearson                            42,545             628
   Persimmon                          54,340           1,561
   Prudential                        178,400           2,318
   Punch Taverns                      70,018           1,589
   Reckitt Benckiser                  17,363             773
   Reed Elsevier (B)                 227,630           2,489
   Reuters Group                     236,800           2,108
   Rio Tinto (B)                     186,777           9,975
   Royal & Sun Alliance
      Insurance Group                621,028           1,796
   Royal Bank of Scotland Group      728,458          26,394
   SABMiller                         146,815           3,070
   Scottish & Newcastle              348,143           3,698
   Scottish & Southern Energy         56,085           1,605
   Scottish Power                    358,215           5,320
   Severn Trent                       29,600             851

-------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                 ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   Smith & Nephew                     63,900      $      606
   Stagecoach Group                   67,541             189
   Standard Chartered                 76,932           2,208
   Stolt-Nielsen                      25,917             791
   Tate & Lyle                         5,517              86
   Taylor Woodrow                    537,610           4,129
   Tesco                             156,200           1,202
   Travis Perkins                     58,200           1,986
   Trinity Mirror                     18,178             182
   Unilever (B)                      125,517           3,365
   United Business Media              19,083             263
   United Utilities                   30,001             445
   Vodafone Group                  5,940,513          15,717
   Whitbread                               1              --
   William Hill                      102,300           1,260
   Wimpey George                     150,788           1,640
   Wolseley                           64,800           1,517
   WPP Group                          23,106             307
   Yell Group                        107,300           1,214
                                                  ----------
                                                     299,106
                                                  ----------
Total Common Stock
   (Cost $1,276,975) ($ Thousands)                 1,585,295
                                                  ----------

ASSET-BACKED SECURITIES -- 6.4%
MORTGAGE RELATED SECURITIES -- 6.4%
   ACE Securities, Ser 2003-NC1,
       Cl M (D)
        6.100%, 12/25/06             $   600             603
   ACE Securities, Ser 2003-OP1,
       Cl M1 (D)
        6.020%, 12/26/06                 250             251
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2 (D)
        8.070%, 12/12/06                 110              99
   American Home Mortgage Investment
      Trust, Ser 2004-3, Cl 2A (D)
        3.590%, 10/25/34                 818             816
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A (D)
        5.294%, 12/25/06               5,416           5,403
   American Home Mortgage Investment
      Trust, Ser 2005-4, Cl 5A (D)
        5.350%, 12/25/06               1,960           1,962
   American Home Mortgage Investment
      Trust, Ser 2006-1, Cl 2A3 (D)
        5.100%, 12/25/06               1,439           1,423


--------------------------------------------------------------------------------
152     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                 ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (D)
        6.220%, 12/25/06             $   380      $      381
   Argent Securities, Ser 2003-W5,
      Cl M1 (D)
        6.020%, 12/25/06                 250             253
   Argent Securities, Ser 2003-W9,
      Cl M1 (D)
        6.010%, 12/26/06                 343             345
   Asset-Backed Securities Home
     Equity Loan Trust, Ser 2003-HE5,
      Cl M1 (D)
        6.070%, 12/15/06                 456             458
   Asset-Backed Securities Home
      Equity Loan Trust,
      Ser 2003-HE7, Cl M2 (D)
        7.080%, 12/15/06                 205             208
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A1
        5.611%, 12/01/06                 828             840
   Banc of America Funding,
      Ser 2006-A, Cl 2A2 (D)
        5.485%, 12/01/06                 214             214
   Banc of America Mortgage
      Securities, Ser 2004-10,
      Cl 2A1
        5.000%, 12/25/19                 656             645
   Basic Asset Backed Securities
      Trust, Ser 2006-1, Cl A1 (D)
        5.400%, 12/25/06               2,680           2,680
   Bear Stearns NIM Trust,
      Ser 2005-AQ2N, Cl A1 (F)
        5.500%, 09/25/35                  27              27
   Centex Home Equity, Ser 2004-D,
      Cl AV4 (D)
        5.630%, 12/25/06                 647             647
   Chase Funding Mortgage Loan,
      Ser 2003-1, Cl 1A4
        4.119%, 02/25/29                 452             449
   Chase Funding Mortgage Loan,
      Ser 2004-2, Cl 1A3
        4.209%, 09/25/26                 815             810
   Commodore, Ser 2003-2A,
      Cl A1MM (C) (D) (F)
        5.470%, 12/12/38               1,277           1,277
   Countrywide Alternative Loan
      Trust, Ser 2004-33, Cl 1A1 (D)
        4.999%, 12/01/06                 861             870
   Countrywide Alternative Loan
      Trust, Ser 2005-69, Cl M3 (D)
        6.470%, 12/27/06                 225             228
   Countrywide Alternative Loan
      Trust, Ser 2005-IM1, Cl M3 (D)
        7.320%, 12/27/06                 338             338

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                 ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   Countrywide Alternative Loan
      Trust, Ser 2006-0A11,
      Cl M3 (D)
        5.750%, 12/30/06             $   456      $      456
   Countrywide Asset-Backed
      Certificates, Ser 2003-5,
      Cl MV2 (D)
        6.920%, 01/25/34                 267             269
   Countrywide Asset-Backed
      Certificates, Ser 2004-11,
      Cl A2 (D)
        5.700%, 12/25/06                 394             394
   Countrywide Asset-Backed
      Certificates, Ser 2005-15,
      Cl 1AF1 (D)
        5.460%, 12/25/06                 843             843
   Countrywide Asset-Backed
      Certificates, Ser 2006-IM1,
      Cl A1 (D)
        5.410%, 12/27/06               1,423           1,423
   Countrywide Home Equity Loan
      Trust, Ser 2006-D, Cl 2A (D)
        5.520%, 12/30/06               3,036           3,036
   Countrywide Home Loans,
      Ser 2004-22, Cl A1 (D)
        5.090%, 12/01/06                 660             659
   Countrywide Home Loans,
     Ser 2006-HYB1, Cl 1A1 (D)
        5.398%, 12/20/06               1,125           1,126
   Countrywide Home Loans,
      Ser 2006-HYB2, Cl 1A1 (D)
        5.152%, 12/20/06               1,984           1,979
   Credit Suisse Asset-Backed
      Mortgage Trust, Ser 2006-1,
      Cl A1B (D)
        5.540%, 12/26/06                 929             930
   DLSA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M4 (D)
        6.060%, 12/19/06                 221             222
   DSLA Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1 (D)
        5.920%, 12/19/06                 345             348
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M5 (D)
        6.130%, 12/19/06                 140             141
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M7 (D)
        7.070%, 12/19/06                 140             141
   Deustche Alternatives Securities
      Mortgage Loan Trust,
      Ser 2006-AB3, Cl A1 (D)
        6.250%, 06/30/36               1,637           1,637
   Duke Funding, Ser 2004-6B,
      Cl A1S1 (C) (D) (F)
        5.440%, 10/09/07               2,081           2,081

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     153

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                 ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   First Franklin Mortgage Loan
      Asset, Ser 2004-FF10,
      Cl A2 (D)
        5.720%, 12/26/06             $   270      $      271
   First Franklin Mortgage Loan
      Asset, Ser 2005-FF4,
      Cl 2A3 (D)
        5.540%, 12/25/06               1,800           1,801
   First Franklin Mortgage Loan
      Asset, Ser 2005-FFH3,
      Cl 2A1 (D)
        5.450%, 12/26/06                 120             120
   First Horizon Alternative
      Mortgage Trust, Ser 2006-AA6,
      Cl 2A1 (D)
        5.750%, 12/01/06               4,795           4,821
   First Horizon Mortgage Pass-
      Through Trust, Ser 2006-AR3,
      Cl 1A1 (D)
        5.915%, 12/01/06                 982             985
   GMAC Mortgage Loan Trust,
      Ser 2006-HE1, Cl A (D)
        5.530%, 12/25/06               4,900           4,901
   GSAA Home Equity NIM Trust,
      Ser 2006-2, Cl 2A1 (D)
        5.420%, 12/27/06               4,279           4,279
   GSAA Home Equity NIM Trust,
      Ser 2006-3N, Cl N1 (F)
        5.750%, 03/25/36                  51              51
   GSAA Home Equity NIM Trust,
      Ser 2006-HE3N, Cl N1 (F)
        5.500%, 05/25/36                  91              91
   Greenpoint Mortgage Funding
      Trust, Ser 2006-AR1, Cl M3 (D)
        5.890%, 12/27/06                 300             301
   HSI Asset Securitization Trust,
      Ser 2005-NC2, Cl M2A1 (D)
        5.450%, 12/25/06                 608             608
   Home Equity Asset NIM Trust,
      Ser 2003-4, Cl M2 (D)
        7.220%, 12/25/06                 355             356
   Home Equity Asset NIM Trust,
      Ser 2006-1N, Cl A (F)
        6.500%, 05/27/36                  99              98
   Impac NIM Trust, Ser 2006-1,
      Cl N (F)
        6.000%, 03/25/36                  87              87
   Indymac Mortgage Loan Trust,
      Ser 2004-AR11, Cl 4A1 (D)
        5.857%, 12/01/06               1,896           1,896
   Indymac Mortgage Loan Trust,
      Ser 2004-AR6, Cl 1A (D)
        5.469%, 12/01/06                 272             279
   Lehman Mortgage Trust, Ser 2006-4,
      Cl 4A1
        6.000%, 08/25/21               3,425           3,476
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (D)
        7.070%, 12/31/06                 525             510

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                 ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   Lehman XS Trust, Ser 2005-7N,
      Cl M51 (D)
        6.570%, 12/25/35             $   120      $      122
   Lehman XS Trust, Ser 2005-7N,
      Cl M71 (D)
        7.070%, 12/27/06                 300             289
   Lehman XS Trust, Ser 2005-9N,
      Cl M4 (D)
        6.720%, 12/30/06                 170             174
   Master Adjustable Rate Mortgages,
      Ser 2004-6, Cl 2A1 (D)
        3.859%, 07/25/34               3,782           3,754
   Master Asset Backed Securities
      Trust, Ser 2002-OPT1, Cl M1 (D)
        6.470%, 12/27/06                 108             108
   Master Asset Backed Securities
      Trust, Ser 2006-AB1, Cl A1 (D)
        5.460%, 12/27/06               3,392           3,392
   Merrill Lynch Mortgage Investors
      Trust, Ser 2003-HE1, Cl M2 (D)
        6.970%, 12/25/06                 150             150
   Merrill Lynch Mortgage Investors
      Trust, Ser 2005-HE2, Cl A2A (D)
        5.430%, 12/27/06                 407             407
   Merrill Lynch Mortgage Trust,
      Ser 2006-1, Cl 1A1 (D)
        5.350%, 02/25/36               2,091           2,073
   Morgan Stanley, Ser 2003-NC10,
      Cl M1 (D)
        6.000%, 12/27/06                 573             575
   New Century Home Equity Loan
      Trust, Ser 2004-A, Cl AII3 (D)
        4.450%, 12/01/06                 959             953
   New Century Home Equity Loan
      Trust, Ser 2005-A, Cl A2 (G)
        4.461%, 12/25/06               2,259           2,240
   New Century Home Equity Loan
      Trust, Ser 2005-B, Cl A2A (D)
        5.440%, 12/25/06                 903             903
   Newcastle CDO Limited,
      Ser 2005-6A, Cl IM1
      (C) (D) (F)
        5.340%, 04/24/07                 555             555
   Nomura Asset Acceptance,
      Ser 2004-R1, Cl A1 (F)
        6.500%, 03/25/34                 404             414
   Nomura Asset Acceptance,
      Ser 2004-R2, Cl A1 (D) (F)
        6.500%, 10/25/34                 480             491
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (D)
        5.970%, 12/23/06                 400             401
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (D) (F)
        7.820%, 12/27/06                  60              52
--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     154

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                 ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (D) (F)
        7.820%, 12/27/06             $   140      $      133
   Ownit Mortgage Loan, Ser 2006-1,
      Cl AF1 (G)
        5.424%, 12/25/36               1,248           1,242
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl AM6 (C) (D)
        5.350%, 02/26/07                 825             824
   Renaissance Home Equity Loan
      Trust, Ser 2004-2, Cl AF3 (G)
        4.464%, 07/25/34                 997             993
   Residential Accredit Loans,
   Ser 2005-Q05, Cl M3 (D)
        6.120%, 12/25/06                 399             405
   Residential Accredit Loans,
      Ser 2005-QA3, Cl NB2 (D)
        5.267%, 12/25/06               1,764           1,771
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (D)
        5.720%, 12/27/06                 486             487
   Residential Asset Mortgage
      Products, Ser 2003-RS11,
      Cl MII1 (D)
        6.050%, 12/25/06                 124             124
   Residential Asset Mortgage
      Products, Ser 2006-RZ1,
      Cl A1 (D)
        5.400%, 12/27/06               5,022           5,023
   Residential Asset Securities,
      Ser 2005-KS11, Cl AI1 (D)
        5.400%, 12/27/06               1,449           1,449
   Residential Asset Securities,
      Ser 2006-EMX2, Cl A1 (D)
        5.400%, 12/27/06               1,882           1,882
   Residential Asset Securities,
      Ser 2006-KS2, Cl A1 (D)
        5.390%, 12/27/06               3,122           3,122
   Residential Asset Securitization
      Trust, Ser 2004-IP2,
      Cl 3A1 (D)
        5.274%, 12/25/06               1,769           1,777
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (D) (F)
        5.420%, 12/25/06               1,569           1,569
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B (D) (F)
        5.470%, 12/25/06               1,400           1,400
   SB Finance NIM Trust,
      Ser 2006-KS4N, Cl N1 (F)
        7.500%, 06/25/36                 106             106
   Saturn Ventures II (C) (D)
        5.380%, 02/07/07               2,235           2,235
   Sharps SP I LLC NIM Trust,
      Ser 2005-HE3N, Cl N (F)
        5.000%, 05/25/35                 210             210

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                 ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   Structured Adjustable Rate
      Mortgage Loan, Ser 2005-16 XS,
      Cl M2 (D)
        6.220%, 12/25/06             $   200      $      201
   Structured Asset Investment Loan
      Trust, Ser 2005-1,
      Cl A4 (D) (F)
        5.550%, 12/25/06                 826             827
   Structured Asset Investment Loan
      Trust, Ser 2005-8, Cl A2 (D)
        5.450%, 12/25/06                 427             427
   Structured Asset Securities,
      Ser 2005-NC1, Cl A2 (G)
        3.920%, 02/25/35                 154             153
   Structured Asset Securities,
      Ser 2005-WF1, Cl A2 (D)
        5.520%, 12/25/06                 736             737
   TIAA Real Estate, Ser 2003-1A,
      Cl A1 (C) (D) (F)
        5.350%, 09/28/07               2,064           2,064
   Terwin Mortgage Trust,
      Ser 2006-5, Cl 1A2A (D) (F)
        5.410%, 12/26/06               4,293           4,293
   Terwin Mortgage Trust,
      Ser 2006-6, Cl 2A1 (D)
        4.500%, 06/25/36                 733             727
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl A12 (D)
        3.450%, 06/25/19                 650             646
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-I,
      Cl B1 (D)
        3.365%, 12/01/06                 261             261
                                                  ----------
Total Asset-Backed Securities
   (Cost $113,708) ($ Thousands)                     113,984
                                                  ----------

CORPORATE OBLIGATIONS -- 5.3%
CONSUMER DISCRETIONARY -- 0.1%
   Comcast
        5.300%, 01/15/14                 530             525
   Cox Communications
        4.625%, 06/01/13                 425             405
   Omnicon Group
        5.900%, 04/15/16                 235             241
   Time Warner
        6.875%, 05/01/12                 425             454
                                                  ----------
                                                       1,625
                                                  ----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     155

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                 ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
ENERGY -- 0.1%
   Andarko Petroleum
        5.950%, 09/15/16             $    --      $       --
   Dominion Resources
        4.750%, 12/15/10                 285             281
   Exelon Generation
        6.950%, 06/15/11                 425             452
   Kinder Morgan Energy Partners
        5.000%, 12/15/13                 425             409
                                                  ----------
                                                       1,142
                                                  ----------
FINANCIALS -- 5.1%
   Aetna
        5.750%, 06/15/11                 425             435
   Allstate Life Global Funding II
      MTN (C) (D) (F)
        5.360%, 12/17/07               1,277           1,277
   American General Finance
      (C) (D) (F)
        5.350%, 12/17/07               4,024           4,024
   Bear Stearns EXL (C) (D)
        5.360%, 12/17/07               4,940           4,940
   Cit Group
        5.000%, 02/13/14                 565             553
   Countrywide Financial MTN,
      Ser A (C) (D)
        5.448%, 10/31/07               5,828           5,828
   Credit Suisse First Boston USA
        6.500%, 01/15/12                 285             303
   Dekabank (C) (D) (F)
        5.394%, 11/20/07               5,134           5,134
   Genworth Financial
        5.750%, 06/15/14                 425             440
   Glitnir Bank (C) (D) (F)
        5.370%, 04/06/07               6,522           6,522
   Goldman Sachs
        5.500%, 11/15/14                 845             856
   HSBC Finance
        6.375%, 10/15/11                 425             448
   Irish Life & Permanent MTN,
      Ser X (C) (D) (F)
        5.360%, 12/21/07               3,691           3,691
   Istar Financial+
        5.875%, 03/15/16                 285             287
   JPMorgan Chase
        5.125%, 09/15/14                 425             422
   Jackson National Life Funding
      (C) (D) (F)
        5.320%, 12/03/07               6,106           6,106
   Kaupthing Bank MTN (C) (D) (F)
        5.380%, 03/20/07               6,938           6,938

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                 ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   Landsbanki Islands (C) (D) (F)
        5.400%, 03/16/07             $ 5,273      $    5,273
   Lehman Brothers Holdings
        5.500%, 04/04/16                 425             430
   Merrill Lynch
        6.050%, 05/16/16                 425             446
   Morgan Stanley
        4.750%, 04/01/14                 425             411
   Morgan Stanley EXL (C) (D)
        5.380%, 01/04/08                 971             971
   Morgan Stanley EXL, Ser S
      (C) (D)
        5.340%, 12/05/07               1,388           1,388
   Natexis Banques (C) (D) (F)
        5.300%, 12/17/07               2,706           2,706
   Nationwide Building Society
      (C) (D) (F)
        5.424%, 10/26/07               1,526           1,526
        5.350%, 12/07/07               2,775           2,775
   Nordbank (C) (D) (F)
        5.350%, 12/24/07               4,718           4,718
   Northern Rock (C) (D) (F)
        5.360%, 12/03/07               2,858           2,858
   Pacific Life Global Funding
      (C) (D) (F)
        5.370%, 12/13/07               2,081           2,081
   Premium Asset Trust, Ser 2004-10
      (C) (D) (F)
        5.360%, 12/17/07               3,885           3,885
   Residential Capital
        6.875%, 06/30/15                  75              80
        6.500%, 04/17/13               1,115           1,157
        6.000%, 02/22/11                 200             203
   SLM EXL, Ser S (C) (D) (F)
        5.320%, 12/17/07               3,053           3,053
   Shinsei Finance Cayman (D) (F)
        6.418%, 01/29/49                 490             498
   Simon Property Group
        5.750%, 12/01/15                 285             295
        5.600%, 09/01/11                 240             244
   Skandinav Enskilda Bank
      (C) (D) (F)
        5.320%, 12/18/07               3,053           3,053
   Stanfield Victoria MTN (C)
        5.445%, 06/11/07               2,775           2,775
   Wachovia
        5.300%, 10/15/11                 745             753
        4.875%, 02/15/14                 285             279
   Washington Mutual Preferred
      Funding (D) (F)
        6.534%, 03/15/49                 500             496
                                                  ----------
                                                      90,558
                                                  ----------


--------------------------------------------------------------------------------
156     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                 ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
HEALTH CARE -- 0.0%
   Teva Pharmaceutical
        5.550%, 02/01/16             $   425      $      424
   Wellpoint
        6.800%, 08/01/12                 285             306
                                                  ----------
                                                         730
                                                  ----------
INDUSTRIALS -- 0.0%
   Lafarge
        6.150%, 07/15/11                 255             263
                                                  ----------
TELECOMMUNICATION SERVICES -- 0.0%
   Embarq
        6.738%, 06/01/13                 210             218
                                                  ----------
Total Corporate Obligations
   (Cost $94,055) ($ Thousands)                       94,536
                                                  ----------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.2%
   FHLMC ARM (I)
        5.572%, 10/01/35                 693             693
   FNMA ARM (I)
        5.524%, 01/01/36                 736             739
   FNMA 15 Year TBA
        6.000%, 12/01/18              23,000          23,410
        5.500%, 12/01/20 - 07/01/21   24,142          24,260
        5.000%, 12/01/18 - 07/01/21   31,000          30,670
   FNMA 30 Year TBA
        6.500%, 01/01/32               4,000           4,080
   GNMA ARM
        5.625%, 02/20/34                 866             867
        5.500%, 12/30/06 - 05/20/34    1,606           1,616
        5.250%, 08/20/34                 262             262
        4.500%, 07/20/35 - 06/20/36    1,368           1,372
        4.500%, 03/20/36 (I)             572             572
        4.000%, 06/20/35 - 02/20/36
            (I)                        1,175           1,174
        3.750%, 12/20/33               2,406           2,367
                                                  ----------
Total U.S. Government Agency Mortgage-Backed
    Obligations
   (Cost $91,595) ($ Thousands)                       92,082
                                                  ----------

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description          ($ Thousands)(1)/Shares    ($ Thousands)
-------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (E) -- 1.1%
   U.S. Treasury Bills (A)
        5.033%, 12/28/06             $ 2,900      $    2,889
        4.948%, 12/21/06                 550             548
        4.942%, 02/22/07               2,698           2,668
        4.919%, 01/18/07               3,850           3,825
        4.770%, 12/14/06                 100             100
   U.S. Treasury Inflationary
      Index Notes
        3.875%, 04/15/29                 135             177
        2.375%, 04/15/11              10,095          10,151
                                                  ----------
Total U.S. Treasury Obligations
   (Cost $20,303) ($ Thousands)                       20,358
                                                  ----------

COMMERCIAL PAPER (C)(E)-- 1.0%
FINANCIALS -- 1.0%
   Broadhollow Funding
        5.305%, 12/07/06               1,554           1,553
   KKR Pacific Funding Trust
        5.345%, 12/27/06               2,775           2,765
        5.305%, 01/02/07               1,388           1,381
   Ocala Funding LLC
        5.320%, 12/18/06               1,388           1,384
        5.320%, 01/26/07               1,388           1,376
   Rhineland Funding Capital
        5.385%, 01/25/07               1,748           1,734
        5.364%, 12/27/06               1,388           1,382
        5.364%, 02/13/07               1,374           1,359
        5.313%, 12/12/06                 914             912
   Witherspoon CDO Funding
        5.330%, 03/15/07               2,395           2,395
   Witherspoon CDO Funding Limited
        5.329%, 12/15/06               1,388           1,385
                                                  ----------
Total Commercial Paper
   (Cost $17,626) ($ Thousands)                       17,626
                                                  ----------

CASH EQUIVALENT -- 0.8%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.300% **             14,248,370          14,248
                                                  ----------
Total Cash Equivalent
   (Cost $14,248) ($ Thousands)                       14,248
                                                  ----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     157

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description          ($ Thousands)(1)/Shares    ($ Thousands)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
        5.000%, 08/01/35             $ 2,811      $      633
   FHLMC CMO STRIPS, Ser 233,
      Cl 12, IO
        5.000%, 09/15/35               1,519             367
   FHLMC DN (H)
        5.213%, 02/06/07               5,300           5,249
        5.204%, 04/17/07                  75              74
        5.180%, 03/30/07                 150             147
   FNMA CMO STRIPS, Ser 2006-10,
      Cl FD (D)
        5.670%, 12/25/06               1,900           1,902
   FNMA CMO STRIPS, Ser 359,
      Cl 6, IO
        5.000%, 11/01/35                 548             121
   FNMA CMO STRIPS, Ser 360,
      Cl 2, IO
        5.000%, 08/01/35               8,772           1,976
   FNMA (H)
        6.030%, 02/02/95                 400             396
        5.394%, 12/06/06                 100             100
        5.235%, 07/02/07                 175             170
        5.205%, 03/30/07                 350             344
        5.160%, 02/07/07                 650             644
        4.680%, 06/01/99                  25              24

Total U.S. Government Agency Obligations
   (Cost $12,304) ($ Thousands)                       12,147
                                                  ----------

EQUITY LINKED WARRANTS -- 0.4%
TAIWAN -- 0.3%
   HON HAI Precision Industry*       696,360           5,065
                                                  ----------
THAILAND -- 0.1%
   High Tech Computer*               113,444           2,621
                                                  ----------
Total Equity Linked Warrants
   (Cost $4,601) ($ Thousands)                         7,686
                                                  ----------

MASTER NOTE (C) (E) -- 0.4%
   Bank of America
        5.383%, 12/01/45               6,938           6,938
                                                  ----------
Total Master Note
   (Cost $6,938) ($ Thousands)                         6,938
                                                  ----------

-------------------------------------------------------------------------------
                                 Face Amount     Market Value
Description          ($ Thousands)(1)/Shares    ($ Thousands)
-------------------------------------------------------------------------------
PREFERRED STOCK -- 0.3%
BRAZIL -- 0.1%
   Petroleo Brasileiro                78,200      $    1,653
   Usinas Siderurgicas de Minas
      Gerais, Cl A                    29,000             978
                                                  ----------
                                                       2,631
                                                  ----------
GERMANY -- 0.2%
   Porsche                               288             335
   ProSiebenSat.1 Media               73,500           2,220
   Volkswagen                          3,380             235
                                                  ----------
                                                       2,790
                                                  ----------
UNITED KINGDOM -- 0.0%
   Scottish Power, Cl B                    1              --
                                                  ----------
Total Preferred Stock
   (Cost $3,421) ($ Thousands)                         5,421
                                                  ----------

CERTIFICATES OF DEPOSIT (C) -- 0.3%
   Barclays Bank (D)
        5.330%, 06/11/07             $ 1,388           1,388
   CC USA MTN (F)
        5.379%, 06/18/07               2,775           2,775
   US Trust Company New York (D)
        5.316%, 03/13/07               1,110           1,110
                                                  ----------

Total Certificates of Deposit
   (Cost $5,273) ($ Thousands)                         5,273
                                                  ----------

EXCHANGE TRADED FUND -- 0.0%
UNITED STATES -- 0.0%
   iShares MSCI EAFE Index Fund*       3,300             239
                                                  ----------
Total Exchange Traded Fund
   (Cost $237) ($ Thousands)                             239
                                                  ----------

                                      Number
                                   of Rights
                                   ---------
RIGHTS -- 0.0%
FRANCE -- 0.0%
   Arkema, Expires 06/29/06*              --              --
   Scor, Expires 11/29/06 (B)            911             109
                                                  ----------
                                                         109
                                                  ----------
HONG KONG -- 0.0%
   Kingboard Laminate Entitlement,
      Expires 12/07/06                     4              --

Total Rights
   (Cost $0) ($ Thousands)                               109
                                                  ----------


--------------------------------------------------------------------------------
158     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                  Contracts/    Market Value
Description     Face Amount ($ Thousands)(1)    ($ Thousands)
-------------------------------------------------------------------------------

PURCHASED OPTION -- 0.0%
   120 Day Euro Futures Call,
      Expires 12/16/06,
      Strike Price $95                    90      $       79
                                                  ----------
Total Purchased Option
   (Cost $70) ($ Thousands)                               79
                                                  ----------

REPURCHASE AGREEMENTS (C) (J) -- 1.8%
   ABN Amro
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $11,102,754
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $138,764-
     $4,162,920, 0.000%-6.000%,
     03/01/07-07/01/36, total market
     value $11,323,142)              $11,101          11,101
   Barclays Capital
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $2,362,721
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $51,759-
     $736,004, 2.750%-5.700%,
     12/15/06-05/27/15, total market
     value $2,409,659)                 2,362           2,362
   Deutsche Bank
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $944,900
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $263,374-
     $714,357, 0.000%-5.800%,
     05/01/07-01/27/20, total market
     value $963,723)                     945             945
   Lehman Brothers
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $17,193,197
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $4,585,000-
     $772,981,000, 3.085%-6.300%,
     12/15/06-05/27/15, total market
     value $17,534,582)               17,191          17,191
                                                  ----------
Total Repurchase Agreements
   (Cost $31,599) ($ Thousands)                       31,599
                                                  ----------
Total Investments -- 112.8%
   (Cost $1,692,953) ($ Thousands)                $2,007,620
                                                  ==========

-------------------------------------------------------------------------------
                                                Market Value
Description                        Contracts   ($ Thousands)
-------------------------------------------------------------------------------
WRITTEN OPTION -- 0.0%
   120 Day Euro Futures Call,
      Expires 12/15/06,
      Strike Price $95                   (90)     $      (96)
                                                  ----------
Total Written Option
   (Premium Received $(63)) ($ Thousands)         $      (96)
                                                  ----------


A summary of the open futures contracts held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                         UNREALIZED
                                                        APPRECIATION
    TYPE OF               NUMBER OF     EXPIRATION     (DEPRECIATION)
   CONTRACT               CONTRACTS        DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                (58)         Mar-2007              $  (2)
90-Day Euro$                (58)         Mar-2008                (64)
90-Day Euro$                (44)         Mar-2009                (62)
90-Day Euro$                (43)         Mar-2010                (60)
90-Day Euro$                (34)         Mar-2011                (57)
90-Day Euro$                (80)         Jun-2007                (45)
90-Day Euro$                (53)         Jun-2008                (60)
90-Day Euro$                (44)         Jun-2009                (61)
90-Day Euro$                (47)         Jun-2010                (67)
90-Day Euro$                  2          Jun-2011                  2
90-Day Euro$                (58)         Sep-2007                (40)
90-Day Euro$                (55)         Sep-2008                (67)
90-Day Euro$                (44)         Sep-2009                (62)
90-Day Euro$                (47)         Sep-2010                (67)
90-Day Euro$                  4          Sep-2011                  3
90-Day Euro$                (36)         Dec-2006                 12
90-Day Euro$                (58)         Dec-2007                (54)
90-Day Euro$                (44)         Dec-2008                (63)
90-Day Euro$                (44)         Dec-2009                (61)
90-Day Euro$                (42)         Dec-2010                (65)
Amsterdam Exchange Index     52          Dec-2006               (260)
CAC40 10 Euro               184          Dec-2006               (408)
DAX Index                    54          Dec-2006                662
DJ Euro Stoxx 50 Index      227          Dec-2006                367
Euro-Bund                   (24)         Dec-2006                (37)
FTSE 100 Index              338          Dec-2006                824
Hang Seng Index              25          Dec-2006                 17
Ibex 35 Index                30          Dec-2006               (127)
MSCI Singapore Index         28          Dec-2006                 13
Nikkei 225 Index              7          Dec-2006                 --
OMX Index                   414          Dec-2006               (261)
S&P/MIB Index                27          Dec-2006                325
SPI 200 Index                93          Dec-2006                760
Topix Index                 263          Dec-2006               (739)
U.S. 10-Year Note            (4)         Mar-2007                 (2)
U.S. 5-Year Note             27          Dec-2006                  5
U.S. 5-Year Note           (130)         Mar-2007                (50)
U.S. Long Treasury Bond     (10)         Dec-2006                 (8)
                                                               -----
                                                               $ 141
                                                               =====

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     159

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                              UNREALIZED
                      CURRENCY TO          CURRENCY TO       APPRECIATION
MATURITY                DELIVER              RECEIVE        (DEPRECIATION)
  DATE                (THOUSANDS)          (THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
12/20/06             USD    40,197      EUR      31,039       $   977
12/20/06             USD     2,009      HKD      15,631             1
12/20/06             USD       186      NZD         277             4
12/20/06             USD     3,069      SEK      21,486            76
12/20/06             USD     1,083      SGD       1,681             9
12/20/06-12/21/06    USD    48,457      AUD      63,167         1,379
12/20/06-12/21/06    USD     6,613      DKK      38,479           235
12/20/06-12/21/06    USD    51,756      GBP      27,214         1,777
12/20/06-12/21/06    USD     7,187      NOK      46,318           341
12/20/06-4/24/07     USD    67,220      CHF      82,991         2,407
12/20/06-4/24/07     USD    84,193      JPY   9,753,980           772
12/21/06             CAD    39,455      USD      34,516           (57)
12/21/06             EUR     5,299      USD       6,785          (244)
12/21/06             HKD    41,001      USD       5,272            (3)
12/21/06             MXP   109,846      USD      10,064            83
12/21/06             ZAR    39,632      USD       5,433           (82)
12/21/06-2/21/07     GBP     6,384      JPY   1,406,000          (337)
12/21/06-4/24/07     CHF    40,000      GBP      17,129            84
12/21/06-4/24/07     CHF    44,900      USD      36,350        (1,425)
12/21/06-4/24/07     GBP    10,804      CHF      25,100          (130)
12/21/06-4/24/07     JPY 5,674,000      USD      49,077          (545)
12/21/06-5/22/07     JPY 3,764,000      GBP      17,195           883
12/21/06-5/22/07     JPY 5,680,000      NZD      75,142         1,274
12/21/06-5/22/07     NZD    49,988      JPY   3,788,000          (757)
                                                              -------
                                                              $ 6,722
                                                              =======

A summary of outstanding swap agreements held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                               TOTAL RETURN SWAPS
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE    ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   Fund receives payment on the monthly
     reset spread from Banc of America
     -- CMBS IG 10YR Index plus 22.5
     basis points times the notional
     amount. Fund receives payment if
     the return on the spread
     appreciates over the payment
     period, and pays if the return on
     the spread depreciates over the
     payment period.
     (Counter Party: Bank of America)     05/01/07     $ 50,000       $ (5)
   Fund receives payment on the monthly
     reset spread from Banc of America
     -- CMBS AAA 10YR Index plus 10
     basis points times the notional
     amount. Fund receives payment if
     the return on the spread
     appreciates over the payment
     period, and pays if the return on
     the spread depreciates over the
     payment period.
     (Counter Party: Bank of America)     02/01/07      250,000        (31)
   Fund receives payment on the monthly
     reset spread from Banc of America
     -- CMBS AAA 10YR Index times the
     notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counter Party: Bank of America)     03/01/07      160,000        (22)
   Fund receives payment on the monthly
     reset spread from Banc of America
     -- CMBS AAA 10YR Index plus 7.5
     basis points times the notional
     amount. Fund receives payment if
     the return on the spread
     appreciates over the payment
     period, and pays if the return on
     the spread depreciates over the
     payment period.
     (Counter Party: JPMorgan Chase)      03/31/07      120,000        (15)
   Fund receives payment on the monthly
     reset spread from Lehman Brothers
     -- CMBS AAA 10YR Index plus 7.5
     basis points times the notional
     amount. Fund receives payment if
     the return on the spread
     appreciates over the payment
     period, and pays if the return on
     the spread depreciates over the
     payment period.
     (Counter Party: Wachovia Bank)       02/28/07      130,000        (15)

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   Fund receives payment on the monthly
     reset spread from Swiss Market
     Index -- TRS 3M CHF Libor plus 27
     basis points times the notional
     amount. Fund receives payment if
     the return on the spread
     appreciates over the payment
     period, and pays if the return on
     the spread depreciates over the
     payment period.
     (Counter Party: JPMorgan Chase)      01/12/07      $ 8,400      $(156)
                                                                     -----
                                                                     $(244)
                                                                     =====

--------------------------------------------------------------------------------
                               CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------
   Fund receives payment of 0.54% per
     annum times the notional amount of
     the ABX.HE.A Index. Upon a defined
     credit event, Fund pays the
     notional amount and takes receipt
     of the defined deliverable
     obligation.
     (Counter Party: JPMorgan Chase)      07/25/45     $ 12,500       $ (1)
   The Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, Alcan Inc
     4.875%, 09/15/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/13          750         --
   The Fund pays quarterly payment of
     0.1375% (0.550% per annum) times
     notional amount of, Black & Decker
     Corp 7.125%, 06/01/11. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11          750         --
   The Fund pays quarterly payment of
     0.1113% (0.445% per annum) times
     notional amount of, Darden
     Restaurants Inc. 7.125%, 02/01/16.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11          750         (1)
   The Fund pays quarterly payment of
     0.1063% (0.425% per annum) times
     notional amount of, Eastman
     Chemical Co. 7.600%, 02/01/27.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11          750         (1)
   The Fund pays quarterly payment of
     0.2950% (1.180% per annum) times
     notional amount of, Gap Inc.
     9.000%, 12/15/08. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/11          750          1
   The Fund pays quarterly payment of
     0.0975% (0.390% per annum) times
     notional amount of, Johnson
     Controls Inc. 7.125%, 07/15/17.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/13          750         (2)
   The Fund pays quarterly payment of
     0.1188% (0.475% per annum) times
     notional amount of, Ltd. Brands
     Inc. 6.125%, 12/01/12. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11          750         --
   The Fund pays quarterly payment of
     0.1825% (0.730% per annum) times
     notional amount of, Masco Corp.
     5.875%, 07/15/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/13          750         (1)
   The Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, MGIC
     Investment Corp. 6.000%, 03/15/07.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/13          750         (1)
   The Fund pays quarterly payment of
     0.1188% (0.475% per annum) times
     notional amount of, MeadWestvaco
     6.850%, 04/01/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/11          750          1


--------------------------------------------------------------------------------
160     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   The Fund pays quarterly payment of
     0.0550% (0.220% per annum) times
     notional amount of, Nucor Corp.
     4.875%, 10/01/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/11       $  750      $  (1)
   The Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, PMI Group Inc.
     6.000%, 09/15/16. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/13          750         (1)
   The Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, Radian Group
     Inc. 7.750%, 06/01/11. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/13          750         (1)
   The Fund pays quarterly payment of
     0.0475% (0.190% per annum) times
     notional amount of, TJX Cos Inc
     7.450%, 12/15/09. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/11          750         (1)
   The Fund pays quarterly payment of
     0.1125% (0.450% per annum) times
     notional amount of, Wayerhaeuser
     Co. 6.750%, 03/15/12. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11          750          1
   The Fund pays quarterly payment of
     0.0850% (0.340% per annum) times
     notional amount of, Agrium Inc.
     8.250%, 02/15/11. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/11          750         --
   The Fund pays quarterly payment of
     0.1150% (0.460% per annum) times
     notional amount of, Autotzone Inc
     5.875%, 10/15/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/11          750         --
   The Fund pays quarterly payment of
     0.1375% (0.550% per annum) times
     notional amount of, Black & Decker
     Corp. 7.125%, 06/01/11. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: JPMorgan Chase)      12/20/11          750         (1)
   The Fund pays quarterly payment of
     0.0650% (0.260% per annum) times
     notional amount of, Dow Chemical
     Co. 6.000%, 10/01/12. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: JPMorgan Chase)      12/20/13          750         (2)
   The Fund pays quarterly payment of
     0.2950% (1.180% per annum) times
     notional amount of, Gap Inc. The
     9.800%, 12/15/08. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/11          750          1
   The Fund pays quarterly payment of
     0.0975% (0.390% per annum) times
     notional amount of, Hasbro Inc
     2.750%, 12/01/21. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/11          750         (1)
   The Fund pays quarterly payment of
     0.1925% (0.770% per annum) times
     notional amount of, Jones Apparel
     Group Inc. 5.125%, 11/15/14. Upon
     a defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: JPMorgan Chase)      12/20/11          750         (1)
   The Fund pays quarterly payment of
     0.0700% (0.280% per annum) times
     notional amount of, Nordstrom Inc
     6.950%, 03/15/28. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/13          750         --

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   The Fund pays quarterly payment of
     0.0675% (0.270% per annum) times
     notional amount of, Southwest
     Airlines Co. 6.500%, 03/01/12.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: JPMorgan Chase)      12/20/11       $  750       $  1
   The Fund pays quarterly payment of
     0.1125% (0.450% per annum) times
     notional amount of, Lubrizol Corp.
     7.250%, 06/15/25. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/11          750         (1)
   The Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, MGIC
     Investment Corp. 6.000%, 03/15/07.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: JPMorgan Chase)      12/20/13          750         (1)
   The Fund pays quarterly payment of
     0.0550% (0.220% per annum) times
     notional amount of, Nucor Corp.
     4.875%, 10/01/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/11          750         (1)
   The Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, PMI Group Inc.
     6.000%, 09/15/16. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JPMorgan Chase)      12/20/13          750         (1)
   The Fund pays quarterly payment of
     0.0500% (0.200% per annum) times
     notional amount of, PPG Industries
     Inc 7.050%, 08/15/09. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: JPMorgan Chase)      12/20/11          750         (1)
   The Fund pays quarterly payment of
     0.0975% (0.390% per annum) times
     notional amount of, Radian Group
     Inc 7.750%, 06/01/11. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: JPMorgan Chase)      12/20/13          750         (1)
   The Fund pays quarterly payment of
     0.0845% (0.340% per annum) times
     notional amount of, Whirlpool
     Corp. 7.750%, 07/15/16. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: JPMorgan Chase)      12/20/11          750         --
   The Fund pays quarterly payment of
     0.0700% (0.280% per annum) times
     notional amount of, Nordstrom Inc.
     6.950%, 03/15/28. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Merrill Lynch)       12/20/13          750         --
   The Fund pays quarterly payment of
     0.0325% (0.130% per annum) times
     notional amount of, Lowe's Cos
     Inc. 8.250%, 06/01/10. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Merrill Lynch)       12/20/11          750          1
   The Fund pays quarterly payment of
     0.0675% (0.270% per annum) times
     notional amount of, Southwest
     Airlines Co. 6.500%, 03/01/12.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: Merrill Lynch)       12/20/11          750          1
   The Fund pays quarterly payment of
     0.1125% (0.450% per annum) times
     notional amount of, Lubrizol Corp.
     7.250%, 06/15/25. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Merrill Lynch)       12/20/11          750         (1)
   The Fund pays quarterly payment of
     0.2250% (0.900% per annum) times
     notional amount of, MDZ Holdings
     Inc 5.500%, 05/15/13. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Merrill Lynch)       12/20/11          750         (1)

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     161

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund (Concluded)

November 30, 2006
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   The Fund pays quarterly payment of
     0.1725% (0.690% per annum) times
     notional amount of, RR Donnelley &
     Sons Co. 4.950%, 04/01/14. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Merrill Lynch)       12/20/11       $  750      $  --
   The Fund receives quarterly payment
     of 0.1000% (0.400% per annum)
     times notional amount of,
     CDX.NA.IG Series 7 index. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11       13,800         31
   The Fund receives quarterly payment
     of 0.1000% (0.400% per annum)
     times notional amount of,
     CDX.NA.IG Series 7 index. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Merrill Lynch)       12/20/11       13,800         31
                                                                     -----
                                                                     $  45
                                                                     =====
Percentages are based on Net Assets of $1,780,087 ($ Thousands).
* Non-Income Producing Security
** Rate shown is the 7-day effective yield as of November 30, 2006.
+ Real Estate Investments Trust
(1) In U.S. dollars unless otherwise indicated.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) This security or a partial position of this security is on loan at November 30, 2006 (See Note 9). The total value of securities on loan at November 30, 2006 was $148,835 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending (See Note 9). The total value of such securities as of November 30, 2006 was $151,994 ($ Thousands).
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2006.
(E) The rate reported is the effective yield at time of purchase.
(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2006. The coupon on a step bond changes on a specified date.
(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(I) Security, or portion of this security, has been pledged as collateral on open swap contracts.
(J) Tri-Party Repurchase Agreement.
(K) Security, or a poriton of this security, has been pledged as collateral on reverse repurchase agreements.
ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
AUD -- Australian Dollar
CAD -- Canadian Dollar
CDO -- Collateralized Debt Obligation
CHF -- Swiss Franc
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DKK -- Danish Krone
EUR -- Euro
EXL -- Extendable Maturity
FDR -- Fiduciary Depositary Receipt
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
HKD -- Hong Kong Dollar
IO -- Interest Only
JPY -- Japanese Yen
LIBOR -- London InterBank Offering Rate
LLC -- Limited Liability Company

--------------------------------------------------------------------------------

DESCRIPTION
--------------------------------------------------------------------------------
MTN -- Medium Term Note
MXP -- Mexican Peso
NIM -- Net Interest Margin
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SDR -- Swedish Depositary Receipt
SEK -- Swedish Krona
Ser -- Series
SGD -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA -- To Be Announced
USD -- U.S. Dollar
ZAR -- South African Rand
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
162     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

World Equity Ex-US Fund

November 30, 2006
--------------------------------------------------------------------------------

[Bar Chart Omitted]
Plot points as follows:
SECTOR WEIGHTINGS++:
25.3% Financials
 8.7% Consumer Discretionary
 8.2% Basic Materials
 8.2% Industrials
 6.8% Asset-Backed Securities
 6.4% U.S. Government Agency Mortgage-Backed Securities
 6.1% Energy
 5.2% Telecommunication Services
 5.0% Information Technology
 4.4% Consumer Staples
 3.9% Health Care
 2.9% Utilities
 2.7% Short-Term Investments
 2.3% Exchange Traded Funds
 1.3% Commercial Paper
 0.9% U.S. Government Agency Obligations
 0.8% U.S. Treasury Obligations
 0.4% Equity-Linked Warrants
 0.3% Master Note
 0.2% Certificates of Deposit

++Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).
-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK -- 82.2%
AUSTRALIA -- 2.3%
   ABB Grain                          15,600      $       86
   Amcor                             100,043             588
   AMP                               317,700           2,380
   Australia & New Zealand Banking
      Group                           88,500           1,988
   Babcock & Brown (B)                20,379             399
   BHP Billiton                       63,291           1,310
   BlueScope Steel                    75,000             474
   Brambles Industries (B)            10,314             105
   Caltex Australia                   11,500             201
   Challenger Financial Services
      Group (B)                      153,730             481
   Cochlear                            5,079             226
   Commonwealth Bank of Australia     43,330           1,622
   ConnectEast Group                  27,400              32
   Foster's Group                    117,367             620
   Insurance Australia Group         145,209             663
   IOOF Holdings                       7,200              61
   Lend Lease                         25,341             350
   Lion Nathan                        14,000              89
   Macquarie Airports (B)            772,250           2,164
   Macquarie Bank                     14,389             827
   Macquarie Infrastructure Group     24,040              67
   Mayne Pharma                       86,400             281
   Mirvac Group                       71,656             300
   National Australia Bank            76,637           2,370
   OneSteel                           38,820             135
   Pacific Brands                    105,586             222
   PaperlinX                          53,500             167
   Port Bouvard                        1,300               5
   Promina Group                     155,706             805
   Qantas Airways                    242,095             946
   QBE Insurance Group               246,976           5,048

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Rinker Group                       75,801      $    1,116
   Rio Tinto (B)                      16,920             991
   Santos                            159,762           1,299
   Specialty Fashion Group            21,900              28
   St George Bank                        800              21
   Straits Resources                   8,700              23
   Suncorp-Metway (B)                 21,627             349
   Sunland Group                      27,300              70
   Sydney Roads Group*                    --              --
   TABCORP Holdings                   26,400             340
   Telstra                           244,040             726
   Telstra (B)                        51,000              84
   Toll Holdings                      35,600             473
   Westpac Banking                    24,098             464
   Woolworths                        127,929           2,222
   Zinifex                           142,500           1,916
                                                  ----------
                                                      35,134
                                                  ----------
AUSTRIA -- 0.3%
   Boehler-Uddeholm                    1,772             112
   Erste Bank der Oesterreichischen
      Sparkassen                       6,590             480
   OMV                                22,400           1,203
   Raiffeisen International Bank
      Holding (B)                      2,869             338
   Voestalpine (B)                    57,600           2,858
                                                  ----------
                                                       4,991
                                                  ----------
BELGIUM -- 0.8%
   AGFA-Gevaert                        7,000             166
   Belgacom (B)                       17,780             762
   Compagnie Maritime Belge            2,461              97
   D'ieteren                              53              18
   Delhaize Group                      7,100             565
   Dexia                              43,966           1,201
   Fortis                             94,088           3,840
   Fortis (Netherlands Line)          68,261           2,785
   KBC Groep                           4,200             473
   Mobistar                            2,764             233
   Solvay (B)                          6,963             992
   UCB (B)                            10,743             682
                                                  ----------
                                                      11,814
                                                  ----------
BERMUDA -- 0.0%
   Frontline                          11,500             410
                                                  ----------
BRAZIL -- 1.1%
   Cia Brasileira de Distribuicao
      Grupo Pao de Acucar ADR         80,587           2,500
   Cia de Saneamento Basico
      do Estado de Sao Paulo       1,320,000             159
   Cia Vale do Rio Doce ADR (B)      101,895           2,829

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     163

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Gerdau ADR                         53,325      $      840
   Petroleo Brasileiro ADR            23,724           2,234
   Santos-Brasil*                     65,276             707
   Tim Participacoes ADR              82,357           2,803
   Uniao de Bancos Brasileiros ADR    33,930           2,873
   Vivo Participacoes ADR (B)        525,996           2,051
                                                  ----------
                                                      16,996
                                                  ----------
CANADA -- 4.5%
   Abitibi-Consolidated               23,200              54
   Alcan                              61,300           2,940
   Algoma Steel*                       9,000             275
   Alimentation Couche Tard           37,438             829
   Angiotech Pharmaceuticals*          9,110              80
   ARC Energy Trust                   14,387             291
   Aspreva Pharmaceuticals*            3,000              60
   Atco                                5,600             229
   AUR Resources                       8,500             181
   Bank of Montreal                   14,800             886
   Bank of Nova Scotia                35,300           1,606
   Barrick Gold                       30,547             959
   Barrick Gold (USD)                 18,900             594
   Bombardier, Cl B*                 121,500             404
   CAE                                11,500             105
   Cameco                             41,469           1,571
   Canaccord Capital                   4,200              61
   Canadian Imperial Bank of Commerce 15,000           1,178
   Canadian National Railway          28,500           1,338
   Canadian Natural Resources         38,170           2,069
   Canadian Pacific Railway            5,200             289
   Canadian Tire, Cl A                 6,200             394
   Canadian Utilities                  5,700             223
   CanWest Global Communications*     14,190             129
   Cascades                            6,700              82
   CCL Industries                      2,800              71
   Celestica*                         50,700             460
   CGI Group, Cl A*                   29,900             207
   Corus Entertainment                 2,000              72
   Dundee*                             2,400             109
   Eldorado Gold*                     95,300             542
   EnCana                             44,000           2,287
   Fairfax Financial Holdings          2,700             495
   Finning International              18,000             704
   Flint Energy Services*              1,700              91
   George Weston                       5,500             344
   Husky Energy                       33,400           2,292
   Imperial Oil                        5,200             195
   Industrial Alliance Insurance
      and Financial Servic             6,700             211
   Inmet Mining                        4,600             258
   IPSCO                              16,737           1,707
   Kinross Gold*                     257,650           3,235

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Linamar                             7,100      $       85
   LionOre Mining International*     116,500           1,202
   Manulife Financial                 21,700             717
   Methanex                           23,400             579
   Metro, Cl A                        35,900           1,131
   MI Developments, Cl A               4,700             171
   National Bank of Canada            29,600           1,643
   Nexen                              29,421           1,611
   Nortel Networks*                  277,700             593
   Onex                                2,200              54
   Open Text*                         25,300             476
   Petro-Canada                       66,300           2,989
   Potash Saskatchewan                14,000           1,973
   QLT*                                7,500              64
   Research In Motion*                16,550           2,298
   Rogers Communications, Cl B        94,175           5,770
   Royal Bank of Canada               79,200           3,695
   Shaw Communications, Cl B          23,600             732
   Shoppers Drug Mart                 25,200           1,094
   Sobeys                              5,500             189
   Sun Life Financial                 46,500           1,985
   Suncor Energy                      11,000             867
   Talisman Energy                    49,400             829
   Teck Cominco, Cl B                 90,200           6,797
   TELUS                              31,000           1,492
   Thomson                             3,900             166
   Toronto-Dominion Bank               7,300             428
   Transcontinental                    7,500             147
   Trican Well Service                 7,617             152
                                                  ----------
                                                      70,036
                                                  ----------
CHILE -- 0.2%
   Empresa Nacional de
     Electricidad ADR (B)             73,000           2,532
                                                  ----------
CHINA -- 1.0%
   China Petroleum & Chemical,
      Cl H                         4,318,000           3,414
   China Shipping Development      2,168,000           2,545
   China Telecom                   5,041,000           2,320
   Foxconn International
      Holdings (B)*                  432,000           1,305
   Industrial & Commercial
      Bank of China                  352,000             179
   PetroChina                      2,274,000           2,894
   Tencent Holdings*                  57,000             157
   Yanzhou Coal Mining             2,750,000           1,955
                                                  ----------
                                                      14,769
                                                  ----------
COLOMBIA -- 0.1%
   BanColombia ADR                    52,051           1,565
                                                  ----------

--------------------------------------------------------------------------------
164     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
CZECH REPUBLIC -- 0.1%
   Telefonica 02 GDR (B)             102,952      $    2,296
                                                  ----------
DENMARK -- 0.3%
   AP Moller - Maersk                     38             356
   Carlsberg, Cl B                     4,419             422
   Danske Bank (B)                    40,746           1,782
   East Asiatic                        4,925             289
   Novo-Nordisk, Cl B                 15,700           1,213
   Sydbank                            10,600             451
   Topdanmark*                         2,201             352
                                                  ----------
                                                       4,865
                                                  ----------
FINLAND -- 0.8%
   Fortum                            130,950           3,831
   Kemira                             13,600             287
   Metso                               2,400             111
   Neste Oil                          41,550           1,339
   Nokia                             113,168           2,279
   OKO Bank, Cl A                     14,400             232
   Outokumpu                          38,312           1,285
   Sampo, Cl A                        68,400           1,729
   Stora Enso, Cl R                   50,400             786
   UPM-Kymmene (B)                    45,700           1,139
                                                  ----------
                                                      13,018
                                                  ----------
FRANCE -- 8.3%
   Accor                               7,275             529
   Air France-KLM                     77,158           3,082
   Air Liquide                         2,933             664
   Alstom*                            13,700           1,594
   Arkema*                               629              31
   Assurances Generales de France     34,210           5,074
   AXA                               103,577           3,927
   BNP Paribas                       101,214          10,914
   Bouygues (B)                       47,037           2,795
   Capgemini                          90,150           5,499
   Carrefour                           6,900             432
   Casino Guichard Perrachon          21,836           1,994
   Christian Dior                      7,500             789
   Cie de Saint-Gobain                50,092           4,001
   Cie Generale d'Optique
      EssilorInternational             3,640             391
   Club Mediterranee*                  4,100             233
   CNP Assurances                     17,776           1,863
   Compagnie Generale de
      Geophysique*                     1,600             319
   Compagnie Generale des
      Etablissements Michelin,
      Cl B                            49,340           4,290
   Credit Agricole                   137,123           5,811
   Dassault Systemes                   7,848             428
   Financiere de L'Odet                  600             236

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   France Telecom                    105,900      $    2,751
   Gaz de France (B)                  20,334             879
   Groupe Danone                      40,298           6,207
   L'Oreal                            12,405           1,251
   Lafarge                            22,739           3,307
   M6-Metropole Television            13,900             476
   Nexity                                531              36
   PagesJaunes Groupe (B)             12,870             262
   Peugeot                            12,200             761
   PPR                                 8,500           1,298
   Renault                            51,724           6,205
   Safran                             18,900             407
   Sanofi-Aventis                    119,984          10,545
   Schneider Electric                 19,137           2,074
   SCOR (B)                          576,867           1,652
   Societe Generale                   48,632           8,155
   Societe Television Francaise 1     37,400           1,385
   Sodexho Alliance                    9,100             533
   Suez (B)*                          40,333           1,938
   Thales                             17,900             856
   Thomson                            10,800             200
   Total (B)                         115,485           8,197
   Vallourec                          11,775           3,165
   Veolia Environnement               16,027           1,062
   Vinci (B)                          43,115           5,421
   Vivendi                           107,435           4,137
                                                  ----------
                                                     128,056
                                                  ----------
GERMANY -- 5.3%
   Allianz                            26,730           5,207
   Altana (B)                          7,070             413
   BASF                               30,515           2,818
   Bayer                             159,049           8,208
   Bayerische Motoren Werke           22,900           1,265
   Commerzbank                       139,382           5,020
   Continental                        36,610           4,162
   DaimlerChrysler                    84,081           4,886
   Deutsche Bank                      35,629           4,599
   Deutsche Lufthansa                152,100           3,790
   Deutsche Post                      69,800           2,082
   E.ON                               56,264           7,231
   Epcos*                              7,500             136
   Fresenius Medical Care             26,460           3,554
   GEA Group                          19,000             377
   Heidelberger Druckmaschinen         2,600             113
   Hypo Real Estate Holding           53,950           3,142
   Infineon Technologies*             57,500             738
   Lanxess*                            8,100             428
   MAN                                14,197           1,355
   Merck KGaA                          4,700             516
   Muenchener
      Rueckversicherungs (B)          40,722           6,639

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     165

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   RWE                                26,010      $    2,952
   Salzgitter                          8,100             974
   SAP                                 7,995           1,673
   SAP ADR                             1,200              63
   Siemens (B)                        26,906           2,563
   Suedzucker                         42,907           1,049
   ThyssenKrupp                       67,841           2,620
   TUI (B)                            64,800           1,369
   Volkswagen (B)                     16,205           1,767
   Wincor Nixdorf*                       865             124
                                                  ----------
                                                      81,833
                                                  ----------
GREECE -- 0.2%
   Alpha Bank                          5,184             162
   Coca Cola Hellenic Bottling        16,240             594
   Folli - Follie                      1,530              57
   Hellenic Telecommunications
      Organization                    29,800             867
   National Bank of Greece             3,810             175
   OPAP                               16,140             607
   Piraeus Bank                            1              --
   Titan Cement                        4,280             232
                                                  ----------
                                                       2,694
                                                  ----------
HONG KONG -- 2.5%
   ASM Pacific Technology            118,000             646
   Bank of East Asia                 470,900           2,540
   BOC Hong Kong Holdings            474,900           1,144
   Cathay Pacific Airways            291,000             692
   Cheung Kong Holdings               98,000           1,158
   China Merchants Bank               83,233             160
   China Mobile Hong Kong            882,500           7,420
   China Netcom Group                266,000             530
   China Overseas Land &
      Investment                   2,422,000           2,650
   CLP Holdings                       78,500             521
   Cosco Pacific (B)               1,044,000           2,303
   Esprit Holdings                    19,000             197
   eSun Holdings*                     17,000              18
   Hang Lung Group                    50,000             127
   Hang Lung Properties              542,500           1,207
   Henderson Land Development        224,400           1,249
   Hong Kong & China Gas             134,000             296
   Hong Kong Exchanges and
      Clearing                       158,700           1,400
   HongKong Electric Holdings         67,500             318
   Hopewell Holdings                  80,000             266
   Hysan Development                 505,200           1,335
   Kerry Properties                   50,500             204
   Kingboard Chemical Holdings (B)    83,500             337
   Li & Fung                         479,400           1,393
   New World Development             738,700           1,350
   NWS Holdings                       20,000              46
   Orient Overseas International     108,000             684

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Shangri-La Asia                   594,200      $    1,528
   Shun Tak Holdings                 294,000             461
   Sino Land (B)                   1,188,498           2,231
   Sun Hung Kai Properties            77,200             874
   Swire Pacific, Cl A               143,900           1,521
   Techtronic Industries             291,200             390
   Vtech Holdings                     27,000             170
   Wharf Holdings                     20,000              70
   Wheelock                            7,000              13
   Wing Lung Bank                     13,700             132
   Yue Yuen Industrial Holdings*     139,500             441
                                                  ----------
                                                      38,022
                                                  ----------
HUNGARY -- 0.2%
   Gedeon Richter                      8,825           1,824
   MOL Hungarian Oil & Gas             5,400             609
                                                  ----------
                                                       2,433
                                                  ----------
INDIA -- 1.1%
   Bharti Televentures*              255,718           3,602
   Indian Overseas Bank               65,400             173
   Infosys Technologies               66,916           3,262
   ITC                               470,708           1,942
   Maruti Udyog                      104,348           2,158
   Siemens India                     102,397           2,582
   State Bank of India GDR             9,020             636
   Tata Motors                       122,621           2,219
                                                  ----------
                                                      16,574
                                                  ----------
INDONESIA -- 0.2%
   Bank Rakyat Indonesia             955,500             558
   Telekomunikasi Indonesia        2,447,800           2,644
                                                  ----------
                                                       3,202
                                                  ----------
IRELAND -- 0.2%
   Allied Irish Banks                 42,500           1,186
   Bank of Ireland                     4,543              97
   CRH                                28,047           1,058
   Depfa Bank                         26,400             480
   Kerry Group, Cl A                  13,600             329
                                                  ----------
                                                       3,150
                                                  ----------
ISRAEL -- 0.2%
   Bank Hapoalim                     395,654           1,909
   Bank Leumi Le-Israel               22,900              92
   Bezeq Israeli
      Telecommunication              933,956           1,477
   Mizrahi Tefahot Bank               25,300             185
   Teva Pharmaceutical
      Industries ADR                   5,800             186
                                                  ----------
                                                       3,849
                                                  ----------

--------------------------------------------------------------------------------
166     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
ITALY -- 3.0%
   Alitalia*                         204,000      $      230
   Banca Intesa                      172,935           1,223
   Banca Popolare di Milano           81,600           1,323
   Banche Popolari Unite (B)          83,520           2,210
   Banco Popolare di Verona
      e Novara                        70,128           1,973
   Beni Stabili                      172,600             240
   Buzzi Unicem                       15,100             406
   Capitalia                         236,601           2,180
   Enel                                8,262              84
   ENI (B)                           236,491           7,749
   Fiat (B)                          317,898           5,904
   Fiat RNC                           71,220           1,267
   Finmeccanica                       77,900           1,934
   Fondiaria-Sai                      41,600           1,914
   IFIL - Investments                398,900           3,151
   Italcementi                        77,365           2,100
   Lottomatica                        11,700             460
   Pirelli & C                     1,357,443           1,312
   Sanpaolo IMI                       70,100           1,552
   Snam Rete Gas                      83,600             463
   Telecom Italia                    139,400             423
   Telecom Italia RNC                334,306             888
   UniCredito Italiano               801,337           6,926
                                                  ----------
                                                      45,912
                                                  ----------
JAPAN -- 14.5%
   77 Bank                           114,500             768
   Advantest                          12,000             629
   Aeon*                              64,300           1,518
   Aisin Seiki                        13,600             429
   All Nippon Airways*                71,000             261
   Alps Electric                      14,200             138
   Amada                              30,000             305
   Aoyama Trading                      5,000             141
   Asahi Breweries                    27,300             394
   Asahi Diamond Industrial            6,000              42
   Asahi Kasei                       181,400           1,172
   Astellas Pharma                    21,300             932
   Autobacs Seven                      3,000             109
   Bank of Yokohama                   12,900              99
   BML                                 1,000              21
   Canon                              94,000           4,974
   Cawachi                             1,800              50
   Central Glass                       1,000               6
   Chiyoda                            13,000             250
   Chugoku Bank                        4,000              53
   Chukyo Bank                        12,000              36
   Citizen Watch                      29,800             224
   COMSYS Holdings                    16,000             160
   Cosmos Initia                      10,000              57
   CSK Holdings                       12,300             537
   Dai Nippon Printing                36,000             540

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Daicel Chemical Industries         30,000      $      209
   Daimaru                             5,300              68
   Dainippon Ink and Chemicals        61,000             236
   Dainippon Screen Manufacturing     66,600             587
   Daiwa House Industry               14,000             246
   Daiwa Securities Group             53,000             608
   Denso                              17,500             664
   Dentsu                                200             550
   East Japan Railway                    134             941
   Ebara                              33,000             124
   EDION                              55,600             811
   Eighteenth Bank                    11,000              56
   Elpida Memory*                      9,300             454
   FamilyMart                         13,500             370
   Fanuc                              16,800           1,532
   Fuji Heavy Industries              54,000             281
   Fuji Machine Mfg                    3,400              67
   Fuji Photo Film                    68,500           2,730
   Fujikura                           28,000             247
   Fujitsu                            81,000             663
   Gunze                              18,000              93
   Hankyu Holdings (B)                49,000             305
   Higashi-Nippon Bank                12,000              52
   Hirose Electric                     2,200             259
   HIS                                 2,400              58
   Hitachi                           219,900           1,308
   Hitachi Cable                     267,600           1,379
   Hitachi Construction Machinery      4,700             112
   Hitachi High-Technologies           8,500             248
   Hitachi Information Systems         1,400              30
   Hitachi Metals                     16,000             171
   Hokkaido Electric Power            43,500           1,072
   Hokkoku Bank                        4,000              17
   Honda Motor                       124,700           4,421
   Hoya                               14,400             568
   Ibiden                              3,300             165
   Idemitsu Kosan (B)                  2,900             308
   Inpex Holdings                        111             957
   Itochu                             83,000             671
   Japan Airport Terminal              6,700              76
   Japan Steel Works (B)             409,700           3,025
   Japan Tobacco                         926           4,107
   JFE Holdings (B)                  107,900           4,982
   Joyo Bank                          20,000             114
   JS Group                           33,700             675
   Kajima (B)                         27,000             128
   Kamigumi                           11,000              91
   Kansai Electric Power              20,000             500
   Kao                                16,300             440
   Kato Sangyo                         2,700              33
   Katokichi                          69,700             515
   Kawasaki Heavy Industries          84,000             299
   Kawasaki Kisen Kaisha              18,000             129

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     167

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   KDDI                                  130      $      870
   Keyence                             1,600             368
   Kirin Brewery                      37,000             522
   Kobe Steel                        572,700           1,768
   Komatsu                            63,000           1,147
   Komori                             38,200             727
   Konica Minolta Holdings            33,500             487
   Kubota                             60,000             529
   Kuraray                            47,800             544
   Kyocera                            10,900             985
   Kyowa Hakko Kogyo                  33,000             260
   Kyushu Electric Power              37,900             963
   Leopalace21                        51,600           1,736
   Mabuchi Motor                       9,600             565
   Maeda*                             12,000              42
   Makita                             25,500             736
   Marubeni                           80,000             407
   Matsushita Electric Industrial     65,000           1,267
   Matsushita Electric Works          20,000             225
   Mediceo Paltac Holdings             3,100              59
   Millea Holdings                    23,300             838
   Mitsubishi                        137,000           2,559
   Mitsubishi Chemical Holdings      219,000           1,333
   Mitsubishi Electric                43,000             392
   Mitsubishi Estate                 255,150           6,310
   Mitsubishi Gas Chemical            28,000             273
   Mitsubishi Heavy Industries       297,100           1,292
   Mitsubishi UFJ Financial Group        623           7,968
   Mitsubishi UFJ Securities          33,000             391
   Mitsui (B)                        186,300           2,545
   Mitsui Chemicals                  330,200           2,458
   Mitsui Mining & Smelting           47,000             223
   Mitsui OSK Lines (B)              335,000           3,073
   Mitsui Sumitomo Insurance          57,000             704
   Mitsui Trust Holdings              26,000             276
   Mitsumi Electric                   38,000             660
   Mizuho Financial Group                551           4,059
   Murata Manufacturing                2,200             150
   Nagase*                            10,000             118
   Namco Bandai Holdings              20,100             305
   NEC                               103,000             492
   NGK Spark Plug                     17,900             327
   Nikko Cordial                      37,000             457
   Nikon (B)                          88,700           1,833
   Nintendo                           13,600           3,246
   Nippo*                             10,000              73
   Nippon Electric Glass              39,400             857
   Nippon Express                      5,000              27
   Nippon Konpo Unyu Soko              6,000              69
   Nippon Light Metal (B)             28,000              68
   Nippon Mining Holdings            294,100           2,149
   Nippon Oil                        124,000             882
   Nippon Paper Group                    400           1,487
   Nippon Sheet Glass                173,000             769

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Nippon Steel                      388,000      $    1,744
   Nippon Telegraph & Telephone          965           4,889
   Nippon Yusen Kabushiki Kaisha      32,000             224
   Nissan Motor                      319,400           3,899
   Nissan Shatai                      13,000              67
   Nisshin Seifun Group               32,300             319
   Nitto Denko                        19,400             938
   Nomura Holdings                    18,000             316
   Nomura Research Institute           3,800             542
   NSK                                32,000             284
   NTT Data                              201           1,011
   NTT DoCoMo                            315             482
   NTT Urban Development                  19             166
   Obayashi                          168,000           1,060
   Odakyu Electric Railway (B)        38,200             249
   Oita Bank                           1,000               7
   Okasan Holdings                    16,000             112
   Oki Electric Industry (B)         777,300           1,788
   Ono Pharmaceutical*                 7,500             383
   Orient*                            50,000              95
   ORIX                               24,370           6,680
   Osaka Gas                         128,000             462
   Rengo                              48,000             290
   Ricoh                              80,000           1,522
   Rohm                                3,400             314
   Royal Holdings                      3,000              41
   Sankyo                             13,800             708
   Sanwa Shutter                       8,000              46
   Seikagaku                           4,100              40
   Seiko Epson                        21,400             522
   Seino Transportation              133,500           1,330
   Sekisui Chemical                  154,900           1,310
   Sharp                             152,000           2,561
   Shimachu                           18,700             504
   Shimamura                           4,800             559
   Shin-Etsu Chemical                 14,100             933
   Shinko Securities                  58,000             223
   Shinsei Bank                      180,000           1,068
   Shizuoka Bank                      50,800             520
   Sintokogio                          6,000              78
   SMC                                10,300           1,415
   Softbank (B)                      173,100           3,629
   Sojitz*                            55,400             172
   Sompo Japan Insurance              67,800             865
   Sony                               45,000           1,782
   Stanley Electric (B)                7,800             162
   Sumco                              14,300           1,076
   Sumitomo                          129,100           1,813
   Sumitomo Bakelite                  34,000             240
   Sumitomo Chemical                 129,000             868
   Sumitomo Heavy Industries         181,000           1,790
   Sumitomo Metal Industries         495,400           1,902
   Sumitomo Metal Mining              59,000             772
   Sumitomo Mitsui Financial Group       806           8,502

--------------------------------------------------------------------------------
168     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Sumitomo Realty & Development      41,000      $    1,308
   Sumitomo Wiring Systems             5,000             104
   Suzuken                            24,900             883
   Suzuki Motor                       69,800           2,004
   T&D Holdings                       11,500             838
   Tachihi Enterprise*                 1,000              37
   Taiheiyo Cement                    33,000             132
   Taiyo Yuden                        91,900           1,548
   Takeda Pharmaceutical              59,400           3,883
   Tanabe Seiyaku (B)                 73,200             932
   TDK                                 4,000             306
   Teijin                            117,000             758
   TIS                                60,500           1,457
   Toda                              124,600             543
   Tokyo Electric Power              125,500           3,917
   Tokyo Electron                     29,600           2,288
   Tokyo Gas (B)                     304,900           1,513
   Tokyo Style                        48,200             524
   Tokyu                              96,600             637
   Toppan Printing                    89,300             960
   Toshiba (B)                       342,600           2,195
   Towa Real Estate Development*       7,500              38
   Toyo Seikan Kaisha                 72,000           1,187
   Toyota Auto Body                    7,700             137
   Toyota Motor                      143,800           8,728
   Trend Micro                        13,700             415
   Trusco Nakayama                     2,400              48
   Uniden                             20,000             149
   UNY                                78,000             943
   Ushio                              15,900             318
   USS                                 1,950             124
   West Japan Railway                    100             457
   Yahoo! Japan (B)                    1,511             596
   Yamada Denki                       13,570           1,287
   Yamaha                             15,900             333
   Yamaha Motor                       21,500             591
   Yamato Kogyo                        5,100             127
   Yamato Transport                   49,700             762
   Yamazaki Baking (B)                57,000             556
   Yaskawa Electric (B)               71,000             781
                                                  ----------
                                                     223,085
                                                  ----------
KAZAKHSTAN -- 0.0%
   Kazkommertsbank*                   37,970             664
                                                  ----------
LUXEMBOURG -- 0.2%
   SES Global FDR                     38,100             636
   SES Global FDR (Paris Exchange)    31,763             532
   Tenaris ADR                        56,000           2,633
                                                  ----------
                                                       3,801
                                                  ----------
MALAYSIA -- 0.5%
   IOI                               513,100           2,680

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Resorts World                     641,000      $    2,339
   Tenaga Nasional                   687,100           2,089
                                                  ----------
                                                       7,108
                                                  ----------
MEXICO -- 1.1%
   America Movil ADR, Ser L          114,720           5,101
   Consorcio ARA                     405,593           2,388
   Fomento Economico Mexicano
      ADR (B)                         36,700           3,863
   Grupo Famsa*                      156,589             571
   Grupo Financiero Banorte          632,989           2,358
   Grupo Televisa ADR*               101,100           2,657
                                                  ----------
                                                      16,938
                                                  ----------
NETHERLANDS -- 4.2%
   ABN AMRO Holding                  177,108           5,332
   Aegon                             185,273           3,362
   Akzo Nobel                         85,740           4,920
   ASM International*                 12,200             256
   ASML Holding*                      18,400             458
   Buhrmann                           16,800             236
   Corio+                              1,297              97
   CSM                                 3,153             117
   European Aeronautic Defense
      and Space                       66,030           1,944
   Fugro                               6,312             292
   Heineken                           26,374           1,287
   Heineken Holding                   12,498             515
   ING Groep                         308,490          13,163
   Koninklijke Ahold*                156,869           1,572
   Koninklijke BAM Groep*             50,300             915
   Koninklijke DSM                    28,660           1,367
   Koninklijke Philips Electronics    94,300           3,511
   Mittal Steel                       66,580           2,745
   Randstad Holdings                   1,090              70
   Reed Elsevier                      71,857           1,212
   Royal Dutch Shell, Cl A (B)       187,693           6,633
   Royal Dutch Shell, Cl A
      (GBP) (B)                       36,555           1,294
   Royal Dutch Shell, Cl B           144,458           5,163
   Royal KPN                         160,311           2,199
   TNT                                10,900             459
   Unilever                          109,835           2,902
   Vedior                             71,000           1,356
   Wolters Kluwer*                    20,400             572
                                                  ----------
                                                      63,949
                                                  ----------
NEW ZEALAND -- 0.1%
   Fisher & Paykel Appliances
      Holdings                       167,500             469
   Telecom of New Zealand (B)        348,041           1,094
                                                  ----------
                                                       1,563
                                                  ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     169

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
NORWAY -- 0.4%
   DnB                                77,083      $    1,047
   Norsk Hydro                        72,453           1,794
   Norske Skogindustrier              31,642             527
   Orkla                              29,131           1,634
   ProSafe                             6,400             436
   Telenor                            26,300             452
   TGS Nopec Geophysical*              6,804             132
   Yara International                 12,263             255
                                                  ----------
                                                       6,277
                                                  ----------
PHILIPPINES -- 0.0%
   SM Investments                     89,500             550
                                                  ----------
PORTUGAL -- 0.4%
   Banco Comercial Portugues         600,481           2,038
   Banco Espirito Santo               41,839             715
   Cimpor Cimentos de Portugal        59,900             459
   Portugal Telecom                  101,400           1,307
   Sonae                             676,000           1,344
                                                  ----------
                                                       5,863
                                                  ----------
RUSSIA -- 1.5%
   Cherkizovo Group GDR*              46,359             695
   LUKOIL ADR                         25,616           2,280
   MMC Norilsk Nickel ADR             15,645           2,358
   Mobile Telesystems ADR             58,600           2,819
   Novolipetsk Steel GDR (B)          65,891           1,522
   OAO Gazprom ADR                    82,430           3,849
   Polyus Gold*                        8,573             431
   Polyus Gold ADR (B)*               24,771           1,245
   Rosneft Oil GDR*                  238,788           2,154
   Sberbank GDR                       13,520           3,488
   Surgutneftegaz ADR (B)             28,401           1,967
                                                  ----------
                                                      22,808
                                                  ----------
SINGAPORE -- 0.8%
   DBS Group Holdings                270,900           3,693
   Flextronics International*         38,300             431
   Jardine Cycle & Carriage           11,000             101
   Kim Eng Holdings                   68,000              64
   Neptune Orient Lines              340,000             468
   SembCorp Industries                84,000             202
   Singapore Airlines                191,537           1,952
   Singapore Petroleum                83,000             240
   Singapore Post                    646,600             436
   Singapore Telecommunications    1,485,850           2,777
   United Industrial                 133,000             159
   United Overseas Bank               90,700           1,095
   UOL Group                          42,000             123
                                                  ----------
                                                      11,741
                                                  ----------

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
SOUTH AFRICA -- 0.6%
   ABSA Group                         24,000      $      377
   Barloworld                        104,510           2,148
   Sanlam                          1,068,410           2,650
   Sappi (B)                         163,598           2,633
   Sasol                              47,617           1,669
   Standard Bank Group                16,100             197
   Tiger Brands                        6,816             148
                                                  ----------
                                                       9,822
                                                  ----------
SOUTH KOREA -- 1.8%
   Daewoo Shipbuilding & Marine
      Engineering                     82,260           2,620
   Honam Petrochemical                 6,000             409
   Hyundai Development                43,250           2,690
   Hyundai Mobis                       2,150             200
   Hyundai Motor                      23,030           1,744
   Industrial Bank of Korea           10,680             194
   Kookmin Bank                        5,900             460
   Kookmin Bank ADR*                  32,883           2,573
   POSCO                               1,900             597
   Samsung Electronics                 9,305           6,388
   Samsung Electronics GDR             5,214           1,783
   Samsung Fire & Marine Insurance    12,729           2,041
   Shinhan Financial Group            85,100           4,143
   Shinsegae                           3,723           2,392
                                                  ----------
                                                      28,234
                                                  ----------
SPAIN -- 2.8%
   Acerinox (B)                        8,176             224
   Actividades Construcciones
      y Servicios                    117,293           6,558
   Altadis                            10,800             541
   Antena 3 de Television             20,100             479
   Banco Bilbao Vizcaya
      Argentaria (B)                 239,685           5,798
   Banco Popular Espanol              99,528           1,751
   Banco Santander Central Hispano   441,426           8,022
   Corp Financiera Alba                6,100             438
   Ebro Puleva                        74,984           1,769
   Endesa (B)                         63,479           2,952
   Gamesa Corp Tecnologica            18,500             488
   Gas Natural SDG                    67,900           2,772
   Iberdrola (B)                      14,339             637
   Iberia Lineas Aereas de Espana    417,500           1,467
   Inditex                             5,265             267
   Repsol                            176,556           6,342
   Sol Melia                          18,200             357
   Telefonica                        150,422           3,049
                                                  ----------
                                                      43,911
                                                  ----------

--------------------------------------------------------------------------------
170     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
SWEDEN -- 1.2%
   Alfa Laval                         11,500      $      446
   Assa Abloy, Cl B                   19,200             391
   Atlas Copco, Cl A                 146,600           4,318
   Axfood                             12,800             482
   Billerud                           27,600             476
   Boliden*                            5,137             124
   Elekta, Ser B                      20,400             446
   Kungsleden                         33,500             468
   Lundin Petroleum*                  38,600             412
   Nordea Bank                        93,000           1,313
   Sandvik                            17,715             228
   Scania, Cl B*                       6,800             464
   Skandinaviska Enskilda
      Banken, Cl A                    21,170             622
   Ssab Svenskt Stal, Cl B            47,600             943
   Svenska Cellulosa, Cl B            36,163           1,773
   Svenska Handelsbanken, Cl A         9,963             269
   Swedish Match                      50,669             898
   Telefonaktiebolaget
      LM Ericsson, Cl B              200,600             777
   TeliaSonera                       199,829           1,511
   Volvo, Cl B                        32,755           2,131
                                                  ----------
                                                      18,492
                                                  ----------
SWITZERLAND -- 4.4%
   ABB (B)                            16,116             260
   Adecco                              8,703             577
   Banque Cantonale Vaudoise             400             171
   Barry Callebaut*                      600             307
   Bucher Industries                   2,200             235
   Ciba Specialty Chemicals            5,100             332
   Clariant                           23,700             333
   Compagnie Financiere
      Richemont, Cl A                 47,858           2,579
   Credit Suisse Group               141,335           9,349
   Geberit                               474             688
   Helvetia Holding                      800             254
   Holcim                             40,054           3,594
   Nestle                             11,735           4,143
   Novartis                          192,752          11,238
   OC Oerlikon                         3,300           1,405
   Petroplus Holdings*                 3,408             199
   Phonak Holding                      1,027              77
   PSP Swiss Property                  8,000             442
   Rieter Holding                        723             362
   Roche Holding                      54,475           9,844
   STMicroelectronics*                 2,000              36
   Straumann Holding                   1,800             450
   Swatch Group                        2,150              92
   Swiss Life Holding                  2,200             542
   Swiss Reinsurance                  65,535           5,596

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Swisscom                            4,172      $    1,529
   UBS                                95,003           5,713
   Xstrata                            62,663           2,810
   Zurich Financial Services          15,792           4,106
                                                  ----------
                                                      67,263
                                                  ----------
TAIWAN -- 1.4%
   Advanced Semiconductor
      Engineering*                 2,277,873           2,615
   AU Optronics                      348,140             467
   China Steel                       611,000             619
   Chinatrust Financial Holding    3,057,600           2,605
   Compal Electronics              1,592,267           1,460
   HON HAI Precision Industry        424,215           3,083
   HON HAI Precision Industry GDR     26,454             383
   MediaTek                          208,000           2,125
   Quanta Computer                   306,985             534
   Siliconware Precision
      Industries                     427,507             693
   Taiwan Semiconductor
      Manufacturing                  192,399             389
   Taiwan Semiconductor
      Manufacturing ADR (B)          362,511           3,897
   United Microelectronics         3,284,276           2,144
                                                  ----------
                                                      21,014
                                                  ----------
THAILAND -- 0.2%
   Advanced Info Service             607,600           1,396
   PTT                                34,400             221
   PTT (Foreign)                     336,300           2,156
                                                  ----------
                                                       3,773
                                                  ----------
TURKEY -- 0.4%
   Ford Otomotiv Sanayi               10,320              80
   Haci Omer Sabanci Holding         578,748           2,251
   Turkcell Iletisim Hizmet          264,126           1,236
   Turkiye Is Bankasi                543,341           2,262
                                                  ----------
                                                       5,829
                                                  ----------
UNITED KINGDOM -- 13.0%
   3i Group                           66,893           1,282
   Acergy*                           130,150           2,552
   Alliance Boots                          1              --
   Amvescap                          105,500           1,141
   Anglo American                    144,465           6,712
   Antofagasta                        64,200             606
   ARM Holdings                       63,141             149
   AstraZeneca                       107,587           6,243
   AstraZeneca (SEK)                  27,350           1,583
   Aviva                             418,033           6,475

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     171

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   BAE Systems                       619,900      $    4,719
   Balfour Beatty                      8,818              72
   Barclays                          561,687           7,519
   Barratt Developments               67,191           1,460
   Bellway                            49,690           1,426
   Berkeley Group Holdings            14,974             478
   BHP Billiton                      317,509           6,027
   Bovis Homes Group                  15,614             311
   BP                                902,245          10,187
   Brambles Industries                65,335             664
   Brit Insurance Holdings            33,800             202
   British Airways*                  229,589           2,225
   British American Tobacco           74,844           2,118
   British Energy Group*              39,500             360
   British Land                       71,779           2,150
   Brixton                           115,400           1,237
   BT Group                          518,754           2,900
   Burberry Group                     29,400             348
   Cadbury Schweppes                  33,625             346
   Carnival                           21,916           1,067
   Cattles                           162,600           1,289
   Charter*                           18,700             319
   Close Brothers Group               62,700           1,214
   Compass Group                     374,800           2,116
   Cookson Group                     109,501           1,277
   Corus Group                        39,000             384
   De La Rue                          26,800             338
   Diageo                            192,360           3,695
   DSG International                 285,800           1,096
   Emap                                6,700             112
   Enterprise Inns                    71,846           1,737
   Firstgroup                          5,500              59
   Friends Provident                 274,800           1,124
   Gallaher Group                      2,657              50
   GKN                                74,300             426
   GlaxoSmithKline                   291,661           7,751
   Greene King                        49,700           1,011
   Hammerson                          20,862             593
   Hanson                             25,657             368
   Hays                               41,626             123
   HBOS                              421,301           8,627
   HSBC Holdings                     452,019           8,340
   ICAP                               34,800             313
   Imperial Chemical Industries       66,958             548
   Imperial Tobacco Group              8,340             307
   Inchcape                          133,947           1,317
   Intercontinental Hotels Group      20,725             415
   Intermediate Capital Group*         6,700             208
   International Power                13,258              88
   Investec                           36,550             434
   ITV                               160,000             352
   J Sainsbury                       392,926           3,084
   Kazakhmys                          28,500             651

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
   Kesa Electricals                   46,900      $      329
   Kingfisher                         78,600             376
   Ladbrokes                          15,248             121
   Land Securities Group               9,845             412
   Legal & General Group             577,720           1,722
   Lloyds TSB Group                  158,966           1,690
   LogicaCMG                         121,700             422
   Man Group                         128,300           1,196
   Marks & Spencer Group             323,400           4,345
   Michael Page International         77,801             624
   Millennium & Copthorne Hotels      27,100             313
   Mitchells & Butlers               122,551           1,615
   National Grid                     106,028           1,434
   Next                               19,116             669
   Old Mutual                        304,400             994
   Pearson                            19,537             288
   Persimmon                          58,731           1,687
   Prudential                        137,000           1,780
   Punch Taverns                      44,480           1,009
   Reckitt Benckiser                  13,042             580
   Reed Elsevier (B)                  76,505             837
   Resolution                         58,671             733
   Reuters Group                     139,800           1,244
   Rio Tinto                         152,940           8,168
   Royal & Sun Alliance
      Insurance Group                386,408           1,117
   Royal Bank of Scotland Group      343,481          12,445
   SABMiller                          91,053           1,904
   Scottish & Newcastle              197,666           2,100
   Scottish & Southern Energy         37,740           1,080
   Scottish Power                    305,138           4,532
   Shire*                             32,400             649
   Smith & Nephew                     42,700             405
   Stagecoach Group                   20,015              56
   Standard Chartered                 54,707           1,570
   Stolt-Nielsen                      14,900             455
   Tate & Lyle                        40,300             631
   Taylor Woodrow                     86,401             664
   Tesco                             104,600             805
   Travis Perkins                     34,300           1,171
   Unilever (B)                       93,812           2,515
   United Utilities                    4,503              67
   Vodafone Group                  3,827,592          10,126
   William Hill                       50,300             619
   Wimpey George                      86,232             938
   Wolseley                           16,960             397
   WPP Group                          10,099             134
   Yell Group                         52,700             596
                                                  ----------
                                                     199,889
                                                  ----------
Total Common Stock
   (Cost $1,078,818) ($ Thousands)                 1,266,725
                                                  ----------

--------------------------------------------------------------------------------
172     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                  ($ Thousand)(1)   ($ Thousands)
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 7.5%
MORTGAGE RELATED SECURITIES -- 7.5%
   ACE Securities, Ser 2003-NC1,
      Cl M (D)
        6.100%, 12/25/06             $   650      $      653
   ACE Securities, Ser 2003-OP1,
      Cl M1 (D)
        6.020%, 12/26/06                 300             301
   Aames Mortgage Investment
      Trust, Ser 2005-4, Cl B2 (D)
        8.070%, 12/12/06                 150             135
   Aegis Asset Backed Securities
      Trust, Ser 2003-3, Cl M1 (D)
        6.020%, 12/25/06                  69              69
   American Home Mortgage Investment
      Trust, Ser 2004-3, Cl 2A (D)
        3.590%, 10/25/34                 862             859
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A (D)
        5.294%, 12/25/06               6,035           6,020
   American Home Mortgage Investment
      Trust, Ser 2005-4, Cl 5A (D)
        5.350%, 12/25/06               1,960           1,962
   American Home Mortgage Investment
      Trust, Ser 2006-1, Cl 2A3 (D)
        5.100%, 12/25/06               1,439           1,423
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (D)
        6.220%, 12/25/06                 475             476
   Argent Securities, Ser 2003-W5,
      Cl M1 (D)
        6.020%, 12/25/06                 250             253
   Argent Securities, Ser 2003-W9,
      Cl M1 (D)
        6.010%, 12/26/06                 369             371
   Asset Backed Funding Certificates,
      Ser 2005-AQ1, Cl A1B (G)
        4.250%, 12/25/06                   --               --
   Asset-Backed Securities Home
      Equity Loan Trust,
      Ser 2003-HE5, Cl M1 (D)
        6.070%, 12/15/06                 456             458
   Asset-Backed Securities Home
      Equity Loan Trust,
      Ser 2003-HE7, Cl M2 (D)
        7.080%, 12/15/06                 205             208
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A1
        5.611%, 12/01/06               1,065           1,082

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                  ($ Thousand)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   Banc of America Funding,
      Ser 2006-A, Cl 2A2 (D)
     5.485%, 12/01/06                $   214      $      214
   Basic Asset Backed Securities
      Trust, Ser 2006-1, Cl A1 (D)
        5.400%, 12/25/06               2,670           2,670
   Bear Stearns NIM Trust,
      Ser 2005-AQ2N, Cl A1 (F)
        5.500%, 09/25/35                  27              27
   Centex Home Equity, Ser 2004-D,
      Cl AV4 (D)
        5.630%, 12/25/06                  --              --
   Chase Funding Mortgage Loan,
      Ser 2003-1, Cl 1A4
        4.119%, 02/25/29                 508             506
   Chase Funding Mortgage Loan,
      Ser 2004-2, Cl 1A3
        4.209%, 09/25/26               1,003             997
   Commodore, Ser 2003-2A, Cl A1MM
      (C) (D) (F)
        5.470%, 12/12/38                 828             828
   Countrywide Alternative Loan
      Trust, Ser 2004-33, Cl 1A1 (D)
        4.999%, 12/01/06               1,123           1,135
   Countrywide Alternative Loan
      Trust, Ser 2005-69, Cl M3 (D)
        6.470%, 12/27/06                 220             223
   Countrywide Alternative Loan
      Trust, Ser 2005-IM1, Cl M3 (D)
        7.320%, 12/27/06                 380             380
   Countrywide Alternative Loan
      Trust, Ser 2006-0A11, Cl M3 (D)
        5.750%, 12/30/06                 450             450
   Countrywide Asset-Backed
      Certificates, Ser 2003-5,
      Cl MV2 (D)
        6.920%, 01/25/34                 303             304
   Countrywide Asset-Backed
      Certificates, Ser 2004-11,
      Cl A2 (D)
        5.700%, 12/25/06                 431             431
   Countrywide Asset-Backed
      Certificates, Ser 2005-15,
      Cl 1AF1 (D)
        5.460%, 12/25/06                 903             904
   Countrywide Asset-Backed
      Certificates, Ser 2006-IM1,
      Cl A1 (D)
        5.410%, 12/27/06               1,281           1,281
   Countrywide Home Equity Loan
      Trust, Ser 2006-D, Cl 2A (D)
        5.520%, 12/30/06               3,293           3,293

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     173

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                  ($ Thousand)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   Countrywide Home Loans,
      Ser 2004-22, Cl A1 (D)
     5.090%, 12/01/06                $   711      $      710
   Countrywide Home Loans,
      Ser 2006-HYB2, Cl 1A1 (D)
        5.152%, 12/20/06               2,208           2,202
   Credit Suisse Asset-Backed
      Mortgage Trust, Ser 2006-1,
      Cl A1B (D)
        5.540%, 12/26/06                 867             868
   DLSA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M4 (D)
        6.060%, 12/19/06                 250             251
   DSLA Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1 (D)
        5.920%, 12/19/06                 335             338
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M5 (D)
        6.130%, 12/19/06                 150             151
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M7 (D)
        7.070%, 12/19/06                 150             151
   Deustche Alternatives Securities
      Mortgage Loan Trust,
      Ser 2006-AB3, Cl A1 (D)
        6.250%, 06/30/36               1,637           1,637
   Duke Funding, Ser 2004-6B,
      Cl A1S1 (C) (D) (F)
        5.440%, 10/09/07               1,350           1,350
   First Franklin Mortgage Loan
      Asset, Ser 2004-FF10, Cl A2 (D)
        5.720%, 12/26/06                 300             301
   First Franklin Mortgage Loan
      Asset, Ser 2005-FF4, Cl 2A3 (D)
        5.540%, 12/25/06               2,000           2,001
   First Franklin Mortgage Loan
     Asset, Ser 2005-FFA, Cl A2A (D)
        5.430%, 12/25/06                  --              --
   First Franklin Mortgage Loan
      Asset, Ser 2005-FFH3,
      Cl 2A1 (D)
        5.450%, 12/26/06                 133             133
   First Horizon Alternative
      Mortgage Trust, Ser 2006-AA6,
      Cl 2A1 (D)
        5.750%, 12/01/06               6,713           6,749
   First Horizon Mortgage Pass-
      Through Trust, Ser 2006-AR3,
      Cl 1A1 (D)
        5.915%, 12/01/06               1,901           1,908
   GMAC Mortgage Loan Trust,
      Ser 2006-HE1, Cl A (D)
        5.530%, 12/25/06               5,400           5,401
   GSAA Home Equity NIM Trust,
      Ser 2006-2, Cl 2A1 (D)
        5.420%, 12/27/06               4,569           4,569

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                  ($ Thousand)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   GSAA Home Equity NIM Trust,
      Ser 2006-3N, Cl N1 (F)
     5.750%, 03/25/36                 $   55      $       55
   GSAA Home Equity NIM Trust,
      Ser 2006-HE3N, Cl N1 (F)
        5.500%, 05/25/36                  88              88
   Greenpoint Mortgage Funding
      Trust, Ser 2006-AR1, Cl M3 (D)
        5.890%, 12/27/06                 350             352
   HSI Asset Securitization Trust,
      Ser 2005-NC2, Cl M2A1 (D)
        5.450%, 12/25/06                 684             684
   Home Equity Asset NIM Trust,
      Ser 2003-4, Cl M2 (D)
        7.220%, 12/25/06                 350             351
   Home Equity Asset NIM Trust,
      Ser 2006-1N, Cl A (F)
        6.500%, 05/27/36                  90              90
   Impac NIM Trust, Ser 2006-1,
      Cl N (F)
        6.000%, 03/25/36                  85              85
   Indymac Mortgage Loan Trust,
      Ser 2004-AR11, Cl 4A1 (D)
        5.857%, 12/01/06               2,413           2,413
   Indymac Mortgage Loan Trust,
      Ser 2004-AR6, Cl 1A (D)
        5.469%, 12/01/06                 301             309
   Irwin Home Equity, Ser 2005-1,
      Cl 2A1 (D)
        5.460%, 12/25/06                 454             454
   Lehman Mortgage Trust,
      Ser 2006-4, Cl 4A1
        6.000%, 08/25/21               4,186           4,248
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (D)
        7.070%, 12/31/06                 575             559
   Lehman XS Trust, Ser 2005-7N,
      Cl M71 (D)
        7.070%, 12/27/06                 335             323
   Master Adjustable Rate Mortgages,
      Ser 2004-6, Cl 2A1 (D)
        3.859%, 07/25/34               4,727           4,692
   Master Asset Backed Securities
      Trust, Ser 2002-OPT1, Cl M1 (D)
        6.470%, 12/27/06                 108             108
   Master Asset Backed Securities
      Trust, Ser 2006-AB1, Cl A1 (D)
        5.460%, 12/27/06               3,474           3,475
   Merrill Lynch Mortgage Investors
      Trust, Ser 2003-HE1, Cl M2 (D)
        6.970%, 12/25/06                 190             190
   Merrill Lynch Mortgage Investors
      Trust, Ser 2005-HE2, Cl A2A (D)
        5.430%, 12/27/06                 455             455

--------------------------------------------------------------------------------
174     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                  ($ Thousand)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   Merrill Lynch Mortgage Trust,
      Ser 2006-1, Cl 1A1 (D)
        5.350%, 02/25/36             $ 2,363      $    2,343
   Morgan Stanley, Ser 2003-NC10,
      Cl M1 (D)
        6.000%, 12/27/06                 621             623
   New Century Home Equity Loan
      Trust, Ser 2004-A, Cl AII3 (D)
        4.450%, 12/01/06               1,023           1,016
   New Century Home Equity Loan
      Trust, Ser 2005-A, Cl A2 (G)
        4.461%, 12/25/06               2,259           2,240
   New Century Home Equity Loan
      Trust, Ser 2005-B, Cl A2A (D)
        5.440%, 12/25/06               1,018           1,019
   Newcastle CDO Limited,
      Ser 2005-6A, Cl IM1
      (C) (D) (F)
        5.340%, 04/24/07                 360             359
   Nomura Asset Acceptance,
      Ser 2004-R1, Cl A1 (F)
        6.500%, 03/25/34                 404             414
   Nomura Asset Acceptance,
      Ser 2004-R2, Cl A1 (D) (F)
        6.500%, 10/25/34                 480             491
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (D)
        5.970%, 12/23/06                 400             401
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (D) (F)
        7.820%, 12/27/06                  70              61
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (D) (F)
        7.820%, 12/27/06                 150             144
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl AM6 (C) (D)
        5.350%, 02/26/07                 535             534
   Renaissance Home Equity Loan
      Trust, Ser 2004-2, Cl AF3 (G)
        4.464%, 07/25/34               1,102           1,096
   Residential Accredit Loans,
      Ser 2005-Q05, Cl M3 (D)
        6.120%, 12/25/06                 349             355
   Residential Accredit Loans,
      Ser 2005-QA3, Cl NB2 (D)
        5.267%, 12/25/06               1,919           1,926
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (D)
        5.720%, 12/27/06                 486             487
   Residential Asset Mortgage
      Products, Ser 2003-RS11,
      Cl MII1 (D)
        6.050%, 12/25/06                 124             124

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                  ($ Thousand)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   Residential Asset Mortgage
      Products, Ser 2006-RZ1,
      Cl A1 (D)
     5.400%, 12/27/06                $ 5,590      $    5,592
   Residential Asset Securities,
     Ser 2006-EMX2, Cl A1 (D)
     5.400%, 12/27/06                  1,833           1,833
   Residential Asset Securities,
      Ser 2006-KS2, Cl A1 (D)
        5.390%, 12/27/06               3,125           3,125
   Residential Asset Securitization
      Trust, Ser 2004-IP2,
      Cl 3A1 (D)
        5.274%, 12/25/06               1,769           1,777
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (D) (F)
        5.420%, 12/25/06               1,743           1,743
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B (D) (F)
        5.470%, 12/25/06               1,500           1,500
   SB Finance NIM Trust,
      Ser 2006-KS4N, Cl N1 (F)
        7.500%, 06/25/36                  90              90
   Saturn Ventures II (C) (D)
        5.380%, 02/07/07               1,449           1,449
   Securtized Asset-Backed
      Receivables Trust,
      Ser 2005-OP1, Cl A2B (D)
        5.500%, 12/25/06                  37              38
   Sharps SP I LLC NIM Trust,
      Ser 2005-HE3N, Cl N (F)
        5.000%, 05/25/35                 220             220
   Structured Adjustable Rate
      Mortgage Loan, Ser 2005-16 XS,
      Cl M2 (D)
        6.220%, 12/25/06                 205             206
   Structured Asset Investment Loan
      Trust, Ser 2005-1, Cl A4
      (D) (F)
        5.550%, 12/25/06                 930             930
   Structured Asset Investment Loan
      Trust, Ser 2005-8, Cl A2 (D)
        5.450%, 12/25/06                 480             480
   Structured Asset Securities,
      Ser 2005-NC1, Cl A2 (G)
        3.920%, 02/25/35                 179             178
   TIAA Real Estate, Ser 2003-1A,
      Cl A1 (C) (D) (F)
        5.350%, 09/28/07               1,338           1,338
   Terwin Mortgage Trust,
      Ser 2006-5, Cl 1A2A (D) (F)
        5.410%, 12/26/06               4,215           4,215
   Terwin Mortgage Trust,
      Ser 2006-6, Cl 2A1 (D)
        4.500%, 06/25/36                 644             640
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl A12 (D)
        3.450%, 06/25/19                 698             694

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     175

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                  ($ Thousand)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-I,
      Cl B1 (D)
     3.365%, 12/01/06                $   261      $      261
                                                  ----------
Total Asset-Backed Securities
   (Cost $115,205) ($ Thousands)                     115,506
                                                  ----------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 7.1%
   FHLMC ARM (J)
        5.572%, 10/01/35                 793             794
   FNMA ARM
        5.524%, 01/01/36                 736             739
   FNMA 15 Year TBA
        6.000%, 12/01/18              22,000          22,392
        5.500%, 12/01/20              28,844          28,998
        5.500%, 02/01/21                 976             982
        5.500%, 06/01/21                  47              47
        5.500%, 07/01/21                  25              25
        5.000%, 12/01/18              27,000          26,747
   FNMA 30 Year TBA
        6.500%, 01/01/32              21,000          21,420
   GNMA ARM
        5.625%, 02/20/34                 541             542
        5.500%, 12/30/06                 665             667
        5.250%, 08/20/34 (J)             262             262
        5.000%, 01/20/33 - 04/20/34    1,535           1,536
        4.500%, 08/20/34 - 06/20/36    2,214           2,210
        4.000%, 02/20/35 (J)             426             421
        3.750%, 12/20/33               2,500           2,459
                                                  ----------

Total U.S. Government Agency Mortgage-Backed Obligations
   (Cost $109,789) ($ Thousands)                     110,241
                                                  ----------

CORPORATE OBLIGATIONS -- 4.3%
CONSUMER DISCRETIONARY -- 0.1%
   Comcast
        5.300%, 01/15/14                 520             515
   Cox Communications
        4.625%, 06/01/13                 415             395
   Omnicon Group
        5.900%, 04/15/16                 230             237
   Time Warner
        6.875%, 05/01/12                 415             443
                                                  ----------
                                                       1,590
                                                  ----------

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                  ($ Thousand)(1)   ($ Thousands)
-------------------------------------------------------------------------------
ENERGY -- 0.1%
   Dominion Resources
     4.750%, 12/15/10                $   280      $      276
   Exelon Generation
        6.950%, 06/15/11                 415             441
   Kinder Morgan Energy Partners
        5.000%, 12/15/13                 415             400
                                                  ----------
                                                       1,117
                                                  ----------
FINANCIALS -- 4.0%
   Aetna
        5.750%, 06/15/11                 415             425
   Allstate Life Global Funding II
      MTN (C) (D) (F)
        5.360%, 12/17/07                 828             828
   American General Finance
      (C) (D) (F)
        5.350%, 12/17/07               2,609           2,609
   Bear Stearns EXL (C) (D)
        5.360%, 12/17/07               3,203           3,203
   Cit Group
        5.000%, 02/13/14                 555             543
   Countrywide Financial MTN,
      Ser A (C) (D)
        5.448%, 10/31/07               3,779           3,779
   Credit Suisse First Boston USA
        6.500%, 01/15/12                 280             297
   Dekabank (C) (D) (F)
        5.394%, 11/20/07               3,329           3,329
   Genworth Financial
        5.750%, 06/15/14                 415             430
   Glitnir Bank (C) (D) (F)
        5.370%, 04/06/07               4,229           4,229
   Goldman Sachs
        5.500%, 11/15/14                 835             846
   HSBC Finance
        6.375%, 10/15/11                 415             438
   Irish Life & Permanent MTN,
      Ser X (C) (D) (F)
        5.360%, 12/21/07               2,393           2,393
   Istar Financial
        5.875%, 03/15/16                 280             282
   JPMorgan Chase
        5.125%, 09/15/14                 415             412
   Jackson National Life Funding
      (C) (D) (F)
        5.320%, 12/03/07               3,959           3,959
   Kaupthing Bank MTN (C) (D) (F)
        5.380%, 03/20/07               4,499           4,499
   Landsbanki Islands (C) (D) (F)
        5.400%, 03/16/07               3,419           3,419
   Lehman Brothers Holdings
        5.500%, 04/04/16                 415             420

--------------------------------------------------------------------------------
176     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                  ($ Thousand)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   Merrill Lynch
     6.050%, 05/16/16                $   415      $      436
   Morgan Stanley
        4.750%, 04/01/14                 415             401
   Morgan Stanley EXL (C) (D)
        5.380%, 01/04/08                 630             630
   Morgan Stanley EXL, Ser S
      (C) (D)
        5.340%, 12/05/07                 900             900
   Natexis Banques (C) (D) (F)
        5.300%, 12/17/07               1,754           1,754
   Nationwide Building Society
      (C) (D) (F)
        5.424%, 10/26/07                 990             990
        5.350%, 12/07/07               1,800           1,800
   Nordbank (C) (D) (F)
        5.350%, 12/24/07               3,059           3,059
   Northern Rock (C) (D) (F)
        5.360%, 12/03/07               1,853           1,853
   Pacific Life Global Funding
      (C) (D) (F)
        5.370%, 12/13/07               1,350           1,350
   Premium Asset Trust, Ser 2004-10
      (C) (D) (F)
        5.360%, 12/17/07               2,519           2,519
   Residential Capital
        6.875%, 06/30/15                  80              85
        6.500%, 04/17/13               1,095           1,136
        6.000%, 02/22/11                 220             223
   SLM EXL, Ser S (C) (D) (F)
        5.320%, 12/17/07               1,979           1,979
   Shinsei Finance Cayman (D) (F)
        6.418%, 01/29/49                 545             554
   Simon Property Group
        5.750%, 12/01/15                 280             290
        5.600%, 09/01/11                 300             305
   Skandinav Enskilda Bank
      (C) (D) (F)
        5.320%, 12/18/07               1,979           1,979
   Stanfield Victoria MTN (C)
        5.445%, 06/11/07               1,799           1,799
   Wachovia
        5.300%, 10/15/11                 965             975
        4.875%, 02/15/14                 280             274
   Washington Mutual Preferred
      Funding (D) (F)
        6.534%, 03/15/49                 600             595
                                                  ----------
                                                      62,226
                                                  ----------
HEALTH CARE -- 0.1%
   Teva Pharmaceutical
        5.550%, 02/01/16                 415             414
   Wellpoint
        6.800%, 08/01/12                 280             300
                                                  ----------
                                                         714
                                                  ----------

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                  ($ Thousand)(1)   ($ Thousands)
-------------------------------------------------------------------------------
INDUSTRIALS -- 0.0%
   Lafarge
     6.150%, 07/15/11                $   250      $      258
                                                  ----------
TELECOMMUNICATION SERVICES -- 0.0%
   Embarq
        6.738%, 06/01/13                 205             213
                                                  ----------
Total Corporate Obligations
   (Cost $65,642) ($ Thousands)                       66,118
                                                  ----------

COMMERCIAL PAPER (E) -- 1.5%
FINANCIALS -- 1.5%
   Broadhollow Funding (C)
     5.305%, 12/07/06                  1,008           1,007
   KKR Pacific Funding Trust (C)
        5.345%, 12/27/06               1,799           1,793
        5.305%, 01/02/07                 900             895
   ML Finance De Disc
        5.240%, 12/12/06               5,000           4,992
   Ocala Funding LLC (C)
        5.320%, 12/18/06                 900             898
        5.320%, 01/26/07                 900             892
   Rhineland Funding Capital (C)
        5.385%, 01/25/07               1,134           1,124
        5.364%, 12/27/06                 900             896
        5.364%, 02/13/07                 891             881
        5.313%, 12/12/06                 592             591
   UBS Finance (Delaware)
        5.250%, 12/12/06               7,000           6,989
   Witherspoon CDO Funding (C) (D)
     5.330%, 03/15/07                  1,553           1,553
   Witherspoon CDO Funding
      Limited (C)
        5.329%, 12/15/06                 900             898
                                                  ----------
Total Commercial Paper
   (Cost $23,409) ($ Thousands)                       23,409
                                                  ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%
   FHLMC CMO STRIPS, Ser 232,
      Cl 10, IO
        5.000%, 08/01/35               3,624             816
   FHLMC CMO STRIPS, Ser 233,
      Cl 12, IO
        5.000%, 09/15/35               1,614             390
   FHLMC (H)
        5.340%, 01/23/07                 350             347
        5.250%, 01/16/07               1,575           1,565
        5.213%, 02/06/07               5,300           5,249
        5.204%, 04/17/07                  75              74

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     177

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description           ($ Thousand)(1)/Shares   ($ Thousands)
-------------------------------------------------------------------------------
   FNMA CMO STRIPS, Ser 2006-10,
      Cl FD (D)
     5.670%, 12/25/06                $ 2,138      $    2,139
   FNMA CMO STRIPS, Ser 359,
      Cl 6, IO
        5.000%, 11/01/35                 639             141
   FNMA CMO STRIPS, Ser 360,
      Cl 2, IO
        5.000%, 08/01/35              10,609           2,390
   FNMA (H)
        6.030%, 02/02/95                  70              69
        5.394%, 12/06/06                 700             699
        5.205%, 03/30/07                  95              93
        5.160%, 02/07/07                 150             149
        4.680%, 06/01/99                 650             634
                                                  ----------
Total U.S. Government Agency Obligations
   (Cost $14,951) ($ Thousands)                       14,755
                                                  ----------

PREFERRED STOCK -- 0.7%
AUSTRALIA -- 0.0%
   News                                2,988              62
                                                  ----------
BRAZIL -- 0.4%
   Cia Energetica de Minas
      Gerais                       50,585,515          2,286
   Petroleo Brasileiro                52,000           1,099
   Tam                                85,942           2,417
   Usinas Siderurgicas de Minas
      Gerais, Cl A                    21,400             722
                                                  ----------
                                                       6,524
                                                  ----------
GERMANY -- 0.2%
   Henkel KGaA*                        3,200             458
   Porsche                               525             610
   ProSiebenSat.1 Media               43,400           1,311
   Volkswagen                          1,412              98
                                                  ----------
                                                       2,477
                                                  ----------
ITALY -- 0.0%
   Unipol*                            22,347              69
                                                  ----------
SOUTH KOREA -- 0.1%
   Hyundai Motor
      (Second Preferred)*              9,150             397
   Samsung Electronics                 1,000             538
                                                  ----------
                                                         935
                                                  ----------
UNITED KINGDOM -- 0.0%
   Scottish Power, Cl B                8,033              55
                                                  ----------
Total Preferred Stock
   (Cost $7,284) ($ Thousands)                        10,122
                                                  ----------

-------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                  ($ Thousand)(1)   ($ Thousands)
-------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 2.6%
   iShares MSCI Emerging Markets
      Index Fund*                    364,562      $   40,029
   iUnits S&P/TSX 60 Index Fund          700              45
                                                  ----------
Total Exchange Traded Funds
   (Cost $36,045) ($ Thousands)                       40,074
                                                  ----------

CASH EQUIVALENT -- 1.7%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.300% **             25,718,834          25,719
                                                  ----------
Total Cash Equivalent
   (Cost $25,719) ($ Thousands)                       25,719
                                                  ----------

U.S. TREASURY OBLIGATIONS (E) -- 0.9%
   U.S. Treasury Bills (A)
        5.033%, 12/28/06             $ 1,100           1,096
        4.971%, 12/21/06                  75              75
        4.942%, 02/22/07               2,423           2,395
        4.914%, 01/18/07               2,150           2,136
        4.770%, 12/14/06                  50              50
   U.S. Treasury Inflationary
      Index Notes 2.375%, 04/15/11     7,480           7,521
                                                  ----------
Total U.S. Treasury Obligations
   (Cost $13,236) ($ Thousands)                       13,273
                                                  ----------

EQUITY LINKED WARRANTS -- 0.4%
TAIWAN -- 0.3%
   HON HAI Precision Industry*           594           4,321
                                                  ----------
THAILAND -- 0.1%
   High Tech Computer*                    97           2,242
                                                  ----------
Total Equity Linked Warrants
   (Cost $4,231) ($ Thousands)                         6,563
                                                  ----------


--------------------------------------------------------------------------------
178     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description        ($ Thousand)(1)/Contracts   ($ Thousands)
-------------------------------------------------------------------------------
MASTER NOTE (C) (E) -- 0.3%
   Bank of America
     5.383%, 12/01/45                $ 4,499      $    4,499
                                                  ----------
Total Master Note
   (Cost $4,499) ($ Thousands)                         4,499
                                                  ----------

CERTIFICATES OF DEPOSIT (C) -- 0.2%
   Barclays Bank (D)
        5.330%, 06/11/07                 900             900
   CC USA MTN (F)
        5.379%, 06/18/07               1,799           1,799
   US Trust Company New York (D)
        5.316%, 03/13/07                 720             720
                                                  ----------
Total Certificates of Deposit
   (Cost $3,419) ($ Thousands)                         3,419
                                                  ----------

PURCHASED OPTION -- 0.0%
   120 Day Euro Futures Call,
      Expires 12/16/06,
      Strike Price $95                   100              87
                                                  ----------
Total Purchased Option
   (Cost $78) ($ Thousands)                               87
                                                  ----------

                                     Number
                                   of Rights
                                   ---------
RIGHTS -- 0.0%
FRANCE -- 0.0%
   Scor, Expires 11/29/06 (B)            577              69
                                                  ----------
HONG KONG -- 0.0%
   Kingboard Laminate Entitlement,
      Expires 12/07/06                     4              --
                                                  ----------
Total Rights
   (Cost $--) ($ Thousands)                               69
                                                  ----------

REPURCHASE AGREEMENTS (C) (I) -- 1.3%
   ABN Amro
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $7,198,936
     (collateralized by
     U.S. GovernmentObligations,
     ranging in par value $89,973-
     $2,699,204, 0.000%-6.000%,
     03/01/07-07/01/36, total market
     value $7,341,834)                 7,198           7,198

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description        ($ Thousand)(1)/Contracts   ($ Thousands)
-------------------------------------------------------------------------------
   Barclays Capital
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $1,531,970
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $33,560-
     $477,219, 2.750%-5.700%,
     12/15/06-05/27/15, total market
     value $1,562,403)               $ 1,532       $   1,532
   Deutsche Bank
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $612,665
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $170,770-
     $463,183, 0.000%-5.800%,
     05/01/07-01/27/20, total market
     value $624,870)                     613             613
   Lehman Brothers
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $11,147,931
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $82,506-
     $13,909,555, 3.085%-6.300%,
     12/21/07-01/15/30,total market
     value $11,369,283)               11,146          11,146
                                                  ----------
Total Repurchase Agreements
   (Cost $20,489) ($ Thousands)                       20,489
                                                  ----------
Total Investments -- 111.7%
   (Cost $1,522,814) ($ Thousands)                $1,721,068
                                                  ==========

WRITTEN OPTION -- 0.0%
   120 Day Euro Futures Call,
      Expires 12/15/06,
      Strike Price $95                  (100)           (107)
                                                  ----------
Total Written Option
   (Premium Received $(70)) ($ Thousands)         $     (107)
                                                  ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     179

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
A summary of the open futures contracts held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                         UNREALIZED
                                                        APPRECIATION
    TYPE OF               NUMBER OF     EXPIRATION     (DEPRECIATION)
   CONTRACT               CONTRACTS        DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                (60)         Mar-2007         $   --
90-Day Euro$                (60)         Mar-2008            (64)
90-Day Euro$                (46)         Mar-2009            (62)
90-Day Euro$                (46)         Mar-2010            (61)
90-Day Euro$                (39)         Mar-2011            (62)
90-Day Euro$                (82)         Jun-2007            (45)
90-Day Euro$                (55)         Jun-2008            (60)
90-Day Euro$                (46)         Jun-2009            (61)
90-Day Euro$                (49)         Jun-2010            (66)
90-Day Euro$                 (7)         Jun-2011            (10)
90-Day Euro$                (60)         Sep-2007            (38)
90-Day Euro$                (57)         Sep-2008            (67)
90-Day Euro$                (46)         Sep-2009            (62)
90-Day Euro$                (51)         Sep-2010            (69)
90-Day Euro$                  4          Sep-2011              4
90-Day Euro$                (38)         Dec-2006             13
90-Day Euro$                (60)         Dec-2007            (54)
90-Day Euro$                (46)         Dec-2008            (63)
90-Day Euro$                (46)         Dec-2009            (62)
90-Day Euro$                (50)         Dec-2010            (73)
Amsterdam Exchange Index     68          Dec-2006           (321)
CAC40 10 Euro               220          Dec-2006           (252)
DAX Index                    71          Dec-2006            822
DJ Euro Stoxx 50 Index      252          Dec-2006            511
Euro-Bund                   (24)         Dec-2006            (37)
FTSE 100 Index              413          Dec-2006            985
Hang Seng Index              39          Dec-2006              9
Ibex 35 Index                39          Dec-2006           (158)
MSCI Singapore Index         37          Dec-2006             16
Nikkei 225 Index              4          Dec-2006             (3)
OMX Index                   549          Dec-2006           (326)
S&P/MIB Index                35          Dec-2006            376
S&P/TSE 60 Index            161          Dec-2006          1,786
SPI 200 Index               137          Dec-2006            998
Topix Index                 335          Dec-2006           (800)
U.S. 10-Year Note            23          Mar-2007             10
U.S. 2-Year Note             (6)         Mar-2007             (2)
U.S. 5-Year Note             27          Dec-2006              5
U.S. 5-Year Note           (188)         Mar-2007            (72)
U.S. Long Treasury Bond      (8)         Dec-2006             (6)
                                                          ------
                                                          $2,579
                                                          ======

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                              UNREALIZED
                      CURRENCY TO          CURRENCY TO       APPRECIATION
MATURITY                DELIVER              RECEIVE        (DEPRECIATION)
  DATE                (THOUSANDS)          (THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
12/20/06            USD     11,135      CAD      12,695      $   (12)
12/20/06            USD      1,282      DKK       7,367           29
12/20/06            USD     52,763      EUR      40,699        1,224
12/20/06            USD      2,702      HKD      21,023            2
12/20/06            USD      1,388      NOK       8,850           50
12/20/06            USD        232      NZD         345            4
12/20/06            USD      4,249      SEK      29,679           94
12/20/06            USD      1,427      SGD       2,213           11
12/21/06            EUR     22,792      USD      29,185       (1,050)
12/21/06            HKD     90,819      USD      11,677           (6)
12/21/06            MXP     57,519      USD       5,270           44
12/21/06            USD      4,609      ZAR      33,616           69
12/20/06-12/21/06   USD     29,346      AUD      38,173          771
12/20/06-12/21/06   USD     69,081      GBP      36,305        2,334
12/21/06-2/21/07    GBP      3,523      JPY     776,000         (186)
12/21/06-4/24/07    CHF     21,800      GBP       9,336           42
12/21/06-4/24/07    CHF     24,400      USD      19,754         (774)

--------------------------------------------------------------------------------
                                                              UNREALIZED
                      CURRENCY TO          CURRENCY TO       APPRECIATION
MATURITY                DELIVER              RECEIVE        (DEPRECIATION)
  DATE                (THOUSANDS)          (THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
12/21/06-4/24/07    GBP      5,897      CHF      13,700      $   (71)
12/21/06-4/24/07    JPY  3,126,000      USD      27,038         (309)
12/21/06-4/24/07    USD     43,755      CHF      53,968        1,498
12/21/06-4/24/07    USD     62,633      JPY   7,251,334          447
12/21/06-5/22/07    JPY  2,076,000      GBP       9,483          506
12/21/06-5/22/07    JPY  3,128,000      NZD      41,381          687
12/21/06-5/22/07    NZD     27,528      JPY   2,086,000         (417)
                                                             -------
                                                             $ 4,987
                                                             =======

A summary of the outstanding swap agreements held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                               TOTAL RETURN SWAPS
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   Fund receives payment on the monthly
     reset spread from Banc of
     America -- CMBS IG 10YR Index
     plus 22.5 basis points times the
     notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counter Party: Bank of America)     05/01/07      $ 60,000      $  (6)
   Fund receives payment on the monthly
     reset spread from Banc of
     America -- CMBS AAA 10YR Index
     plus 10 basis points times the
     notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counter Party: Bank of America)     02/01/07       250,000        (31)
   Fund receives payment on the monthly
     reset spread from Banc of
     America -- CMBS AAA 10YR Index
     plus 12.5 basis points times the
     notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counter Party: Bank of America)     02/28/07       100,000        (13)
   Fund receives payment on the monthly
     reset spread from Banc of
     America -- CMBS AAA 10YR Index
     times the notional amount. Fund
     receives payment if the return
     on the spread appreciates over
     the payment period, and pays if
     the return on the spread
     depreciates over the payment
     period.
     (Counter Party: Bank of America)     03/01/07       180,000        (24)
   Fund receives payment on the monthly
     reset spread from Banc of
     America -- CMBS AAA 10YR Index
     plus 7.5 basis points times the
     notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counter Party: JPMorgan Chase)      03/31/07       150,000        (20)
   Fund receives payment on the monthly
     reset spread from Lehman
     Brothers -- CMBS AAA 8.5+ Index
     plus 12.5 basis points times the
     notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciate
     over the payment period.
     (Counter Party: Wachovia Bank)       06/01/07        90,000         --
   Fund receives payment on the monthly
     reset spread from Lehman
     Brothers -- CMBS AAA 10YR Index
     plus 7.5 basis points times the
     notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counter Party: Wachovia Bank)       02/28/07       170,000        (20)

--------------------------------------------------------------------------------
180     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   Fund receives payment on the monthly
     reset spread from Swiss Market
     Index -- TRS 3M CHF Libor plus
     27 basis points times the
     notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     Counter Party: JPMorgan Chase)       01/17/07      $  9,619      $ (88)
                                                                      -----
                                                                      $(202)
                                                                      =====

--------------------------------------------------------------------------------
                               CREDIT DEFAULT SWAP
--------------------------------------------------------------------------------
   Fund receives payment of 0.54% per
     annum times the notional amount
     of the ABX.HE.A Index. Upon a
     defined credit event, Fund pays
     the notional amount and takes
     receipt of the defined
     deliverable obligation.
     (Counter Party: JPMorgan Chase)      07/25/45      $ 12,500      $  (1)
   The Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, Alcan Inc
     4.875%, 09/15/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/13         1,000         --
   The Fund pays quarterly payment of
     0.1375% (0.550% per annum) times
     notional amount of, Black &
     Decker Corp 7.125%, 06/01/11.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11         1,000         --
   The Fund pays quarterly payment of
     0.1113% (0.445% per annum) times
     notional amount of, Darden
     Restaurants Inc. 7.125%, 02/01/16.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11         1,000         (1)
   The Fund pays quarterly payment of
     0.1063% (0.425% per annum) times
     notional amount of, Eastman
     Chemical Co. 7.600%, 02/01/27.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11         1,000         (1)
   The Fund pays quarterly payment of
     0.2950% (1.180% per annum) times
     notional amount of, Gap Inc.
     9.000%, 12/15/08. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/11         1,000          1
   The Fund pays quarterly payment of
     0.0975% (0.390% per annum) times
     notional amount of, Johnson
     Controls Inc. 7.125%, 07/15/17.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/13         1,000         (2)
   The Fund pays quarterly payment of
     0.1188% (0.475% per annum) times
     notional amount of, Ltd. Brands
     Inc. 6.125%, 12/01/12. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11         1,000         --
   The Fund pays quarterly payment of
     0.1825% (0.730% per annum) times
     notional amount of, Masco Corp.
     5.875%, 07/15/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/13         1,000         (2)
   The Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, MGIC
     Investment Corp. 6.000%, 03/15/07.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/13         1,000         (2)
   The Fund pays quarterly payment of
     0.1188% (0.475% per annum) times
     notional amount of, MeadWestvaco
     6.850%, 04/01/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/11         1,000          1

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   The Fund pays quarterly payment of
     0.0550% (0.220% per annum) times
     notional amount of, Nucor Corp.
     4.875%, 10/01/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/11      $  1,000      $  (2)
   The Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, PMI Group Inc.
     6.000%, 09/15/16. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/13         1,000         (1)
   The Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, Radian Group
     Inc. 7.750%, 06/01/11. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/13         1,000         (1)
   The Fund pays quarterly payment of
     0.0475% (0.190% per annum) times
     notional amount of, TJX Cos Inc
     7.450%, 12/15/09. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Bank of America)     12/20/11         1,000         (1)
   The Fund pays quarterly payment of
     0.1125% (0.450% per annum) times
     notional amount of, Wayerhaeuser
     Co. 6.750%, 03/15/12. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11         1,000          2
   The Fund pays quarterly payment of
     0.0850% (0.340% per annum) times
     notional amount of, Agrium Inc.
     8.250%, 02/15/11. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JP Morgan)           12/20/11         1,000         --
   The Fund pays quarterly payment of
     0.1150% (0.460% per annum) times
     notional amount of, Autotzone Inc
     5.875%, 10/15/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined
     obligation.
     (Counter Party: JP Morgan)           12/20/11         1,000         --
   The Fund pays quarterly payment of
     0.1375% (0.550% per annum) times
     notional amount of, Black & Decker
     Corp. 7.125%, 06/01/11. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: JP Morgan)           12/20/11         1,000         (1)
   The Fund pays quarterly payment of
     0.0650% (0.260% per annum) times
     notional amount of, Dow Chemical
     Co. 6.000%, 10/01/12. Upon a
     defined credit event, the fund
     will receive the notional amount
     and
     deliver the defined obligation.
     (Counter Party: JP Morgan)           12/20/13         1,000         (3)
   The Fund pays quarterly payment of
     0.2950% (1.180% per annum) times
     notional amount of, Gap Inc.
     9.800%, 12/15/08. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JP Morgan)           12/20/11         1,000          1
   The Fund pays quarterly payment of
     0.0975% (0.390% per annum) times
     notional amount of, Hasbro Inc
     2.750%, 12/01/21. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JP Morgan)           12/20/11         1,000         (1)
   The Fund pays quarterly payment of
     0.1925% (0.770% per annum) times
     notional amount of, Jones Apparel
     Group Inc. 5.125%, 11/15/14. Upon
     a defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: JP Morgan)           12/20/11         1,000         (1)
   The Fund pays quarterly payment of
     0.0700% (0.280% per annum) times
     notional amount of, Nordstrom Inc
     6.950%, 03/15/28. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JP Morgan)           12/20/13         1,000         --

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     181

SCHEDULE OF INVESTMENTS (Unaudited)


World Equity Ex-US Fund (Concluded)

November 30, 2006
-------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   The Fund pays quarterly payment of
     0.0675% (0.270% per annum) times
     notional amount of, Southwest
     Airlines Co. 6.500%, 03/01/12.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: JP Morgan)           12/20/11      $  1,000      $   1
   The Fund pays quarterly payment of
     0.1125% (0.450% per annum) times
     notional mount of, Lubrizol Corp.
     7.250%, 06/15/25. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     Counter Party: JP Morgan)            12/20/11         1,000         (1)
   The Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, MGIC
     Investment Corp. 6.000%, 03/15/07.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: JP Morgan)           12/20/13         1,000         (2)
   The Fund pays quarterly payment of
     0.0550% (0.220% per annum) times
     notional amount of, Nucor Corp.
     4.875%, 10/01/12. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JP Morgan)           12/20/11         1,000         (1)
   The Fund pays quarterly payment of
     0.0875% (0.350% per annum) times
     notional amount of, PMI Group Inc.
     6.000%, 09/15/16. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: JP Morgan)           12/20/13         1,000         (1)
   The Fund pays quarterly payment of
     0.0500% (0.200% per annum) times
     notional amount of, PPG Industries
     Inc 7.050%, 08/15/09. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: JP Morgan)           12/20/11         1,000         (1)
   The Fund pays quarterly payment of
     0.0975% (0.390% per annum) times
     notional amount of, Radian Group
     Inc 7.750%, 06/01/11. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: JP Morgan)           12/20/13         1,000         (1)
   The Fund pays quarterly payment of
     0.0845% (0.340% per annum) times
     notional amount of, Whirlpool
     Corp. 7.750%, 07/15/16. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: JP Morgan)           12/20/11         1,000         --
   The Fund pays quarterly payment of
     0.0700% (0.280% per annum) times
     notional amount of, Nordstrom Inc.
     6.950%, 03/15/28. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Merrill Lynch)       12/20/13         1,000         --
   The Fund pays quarterly payment of
     0.0325% (0.130% per annum) times
     notional amount of, Lowe's Cos
     Inc. 8.250%, 06/01/10. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Merrill Lynch)       12/20/11         1,000          1
   The Fund pays quarterly payment of
     0.0675% (0.270% per annum) times
     notional amount of, Southwest
     Airlines Co. 6.500%, 03/01/12.
     Upon a defined credit event, the
     fund will receive the notional
     amount and deliver the defined
     obligation.
     (Counter Party: Merrill Lynch)       12/20/11         1,000          1
   The Fund pays quarterly payment of
     0.1125% (0.450% per annum) times
     notional amount of, Lubrizol Corp.
     7.250%, 06/15/25. Upon a defined
     credit event, the fund will
     receive the notional amount and
     deliver the defined obligation.
     (Counter Party: Merrill Lynch)       12/20/11         1,000         (1)
   The Fund pays quarterly payment of
     0.2250% (0.900% per annum) times
     notional amount of, MDZ Holdings
     Inc 5.500%, 05/15/13. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Merrill Lynch)       12/20/11         1,000         (1)

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   The Fund pays quarterly payment of
     0.1725% (0.690% per annum) times
     notional amount of, RR Donnelley &
     Sons Co. 4.950%, 04/01/14. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Merrill Lynch)       12/20/11      $  1,000      $  --
   The Fund receives quarterly payment
     of 0.1000% (0.400% per annum)
     times notional amount of,
     CDX.NA.IG Series 7 index. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Bank of America)     12/20/11        18,400         41
   The Fund receives quarterly payment
     of 0.1000% (0.400% per annum)
     times notional amount of,
     CDX.NA.IG Series 7 index. Upon a
     defined credit event, the fund
     will receive the notional amount
     and deliver the defined
     obligation.
     (Counter Party: Merrill Lynch)       12/20/11        18,400         41
                                                                      -----
                                                                      $  61
                                                                      =====

Percentages are based on Net Assets of $1,540,778 ($ Thousands).
* Non-Income Producing Security
** Rate shown is the 7-day effective yield as of November 30, 2006.
+ Real Estate Investments Trust
(1) In U.S. dollars unless otherwise indicated.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) This security or a partial position of this security is on loan at November 30, 2006 (See Note 9). The total value of securities on loan at November 30, 2006 was $94,320 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending (See Note 9). The total value of such securities as of November 30, 2006 was $98,552 ($ Thousands).
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2006.
(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(E) The rate reported is the effective yield at time of purchase.
(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2006. The coupon on a step bond changes on a specified date.
(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(I) Tri-Party Repurchase Agreement
(J) Security, or portion of this security, has been pledged as collateral on open swap contracts. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(K) Security, or a poriton of this security, has been pledged as collateral on reverse repurchase agreements.
ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
AUD -- Australian Dollar
CAD -- Canadian Dollar
CDO -- Collateralized Debt Obligation
CHF -- Swiss Franc
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DKK -- Danish Krone
EUR -- Euro
EXL -- Extendable Maturity

--------------------------------------------------------------------------------
182     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------

DESCRIPTION
--------------------------------------------------------------------------------
FDR -- Fiduciary Depositary Receipt
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
GNMA -- Government National Mortgage Association
HKD -- Hong Kong Dollar
IO -- Interest Only
JPY -- Japanese Yen
LLC -- Limited Liability Company
MTN -- Medium Term Note
MXP -- Mexican Peso
NIM -- Net Interest Margin
NOK -- Norwegian Krone
NVDR -- Non-Voting Depositary Receipt
NZD -- New Zealand Dollar
SDR -- Swedish Depositary Receipt
SEK -- Swedish Krona
Ser -- Series
SGD -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA -- To Be Announced
USD -- U.S. Dollar
ZAR -- South African Rand
Amounts designated as "--" are $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     183

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund

November 30, 2006
--------------------------------------------------------------------------------

[Bar Chart Omitted]
Plot points as follows:
SECTOR WEIGHTINGS++:
85.9% Government
 5.0% Financials
 3.1% Deposits to Counterparty as Collateral for Swap Contracts
 1.6% Energy
 1.0% Short-Term Investments
 1.0% Basic Materials
 0.5% Commercial Paper
 0.5% Industrials
 0.4% Asset-Backed Securities
 0.3% Telecommunication Services
 0.3% Utilities
 0.2% Certificates of Deposit
 0.2% Master Note

++Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                   (Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
GLOBAL BONDS -- 90.1%
ARGENTINA -- 7.3%
   Cia Transporte Energia (H)
        9.000%, 12/15/15                 255        $    254
   Province Del Neuquen (A)
        8.656%, 10/18/14                 230             236
   Province of Buenos Aires
        9.375%, 09/14/18                 440             447
        2.000%, 05/15/35 (H)             800             394
   Province of Mendoza
        5.500%, 09/04/18                 113              95
   Republic of Argentina
       10.250%, 01/26/07 (I)      EUR    850             352
        9.000%, 06/20/03 (I)      EUR  3,000           1,173
        9.000%, 11/19/08 (I)      EUR  1,000             197
        9.000%, 05/29/09 (I)      EUR  1,375             548
        8.500%, 07/01/04 (I)      EUR  4,300           1,699
        8.280%, 12/31/33 (C)          14,334          14,592
        8.125%, 04/21/08 (I)      EUR  3,000           1,194
        7.820%, 12/31/33          EUR    210             277
        5.589%, 08/03/12 (B)          13,875           9,900
        1.330%, 12/31/38 (H)          17,380           8,647
        0.000%, 12/31/33 (B)           3,550           1,613
        0.000%, 12/15/35 (B)           3,315             427
   Republic of Argentina MTN, Ser E
       10.000%, 01/07/05 (I)      EUR  1,650             698
        9.250%, 07/20/04 (I)      EUR  2,100             842
        8.750%, 02/04/49 (I)      EUR  5,000           2,078
        8.000%, 10/30/09 (I)      EUR  2,000             393
        7.000%, 03/18/49 (I)      EUR  2,300             930
   Republic of Argentina, Ser F
        0.000%, 10/15/04 (I)      EUR  1,425             317
   Transportadora Gas Norte (H)
        6.500%, 12/31/12                  85              80
                                                    --------
                                                      47,383
                                                    --------

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                   (Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
BOSNIA-HERZEGOVINA -- 0.1%
   Republic of Bosnia &
      Herzegovina, Ser B (E)
        0.000%, 12/11/17          EUR  2,000        $    922

BRAZIL -- 11.7%
   Federal Republic of Brazil
       12.500%, 01/05/16          BRL 10,300           5,023
       12.500%, 01/05/22          BRL 19,537           9,595
       11.000%, 08/17/40              22,625          30,091
       10.125%, 05/15/27               2,000           2,776
        8.750%, 02/04/25              12,605          15,467
        8.250%, 01/20/34               2,250           2,708
        8.000%, 01/15/18               5,895           6,576
        7.125%, 01/20/37               2,980           3,166
                                                    --------
                                                      75,402
                                                    --------
CAYMAN ISLANDS -- 0.9%
   Blue City Investments
       13.750%, 11/07/13                 500             497
   Vale Overseas
        6.875%, 11/21/36               2,785           2,851
        6.250%, 01/11/16               2,580           2,608
        6.250%, 01/23/17                  70              71
                                                    --------
                                                       6,027
                                                    --------
CHILE -- 0.3%
   Codelco
        5.500%, 10/15/13                 575             582
   Republic of Chile
        5.500%, 01/15/13               1,550           1,581
                                                    --------
                                                       2,163
                                                    --------
CHINA -- 0.6%
   People's Republic of China
        4.750%, 10/29/13               4,105           4,074
                                                    --------
COLOMBIA -- 5.0%
   Republic of Colombia
       12.000%, 10/22/15       COP 7,104,000           3,575
       11.750%, 03/01/10       COP 5,120,000           2,388
       11.750%, 02/25/20               4,953           7,083
       10.750%, 01/15/13 (C)          2,775            3,424
       10.375%, 01/28/33               2,485           3,479
        8.125%, 05/21/24               7,605           8,601
        7.375%, 01/27/17               2,585           2,751
        7.375%, 09/18/37                 830             865
        7.175%, 02/16/07 (B)             225             232
                                                    --------
                                                      32,398
                                                    --------

--------------------------------------------------------------------------------
184     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                   (Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
CYPRUS -- 0.3%
   Springvale Holdings (B)
       11.389%, 09/07/07               1,000        $  1,000
   Teorema Holding
        9.000%, 10/27/08                 600             600
                                                    --------
                                                       1,600
                                                    --------
DOMINICAN REPUBLIC -- 0.2%
   Republic of Dominican Republic
        8.625%, 04/20/27               1,000           1,135
                                                    --------
ECUADOR -- 1.9%
   Republic of Ecuador Registered
       10.000%, 02/15/07 (H)           3,450           3,243
        9.375%, 12/15/15               9,020           9,020
                                                    --------
                                                      12,263
                                                    --------
EL SALVADOR -- 2.5%
   Republic of El Salvador
        8.250%, 04/10/32               5,290           6,295
        7.750%, 01/24/23               1,815           2,075
        7.650%, 06/15/35               6,674           7,475
                                                    --------
                                                      15,845
                                                    --------
INDONESIA -- 2.9%
   Indonesia Treasury Bond
       12.000%, 09/15/11      IDR 27,130,000           3,153
   Indosat Finance
        7.125%, 06/22/12               1,000           1,007
   Republic of Indonesia
        8.500%, 10/12/35               1,260           1,511
        8.500%, 10/12/35 (A)           1,800           2,182
        7.500%, 01/15/16               1,140           1,234
        7.500%, 01/15/16 (A) (C)       2,200           2,395
        7.250%, 04/20/15 (A)           3,120           3,308
        6.875%, 03/09/17               1,100           1,148
        6.750%, 03/10/14               2,960           3,064
                                                    --------
                                                      19,002
                                                    --------
IRAQ -- 0.8%
   Republic of Iraq
        5.800%, 01/15/28               8,150           5,396
                                                    --------
IRELAND -- 0.1%
Dal Capital (Vneshtorgbk)
        7.000%, 04/13/09      RUB     18,000             696
                                                    --------

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                   (Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
LUXEMBOURG -- 1.2%
   Gaz Capital for Gazprom
      Registered
        9.625%, 03/01/13              1,000         $  1,191
        8.625%, 04/28/34               4,150           5,318
   Gazprom OAO
        9.625%, 03/01/13                 100             119
   Kuznetski (Bank of Moscow)
      (H)
        7.500%, 11/25/15                 700             721
   RSHB Captl
        7.175%, 05/16/13                 250             264
                                                    --------
                                                       7,613
                                                    --------
MALAYSIA -- 0.7%
   Government of Malaysia
        7.500%, 07/15/11               3,805           4,182
   Petronas Capital
        7.875%, 05/22/22                 175             218
                                                    --------
                                                       4,400
                                                    --------
MEXICO -- 5.6%
   Mexican Bonos
        9.000%, 12/20/12         MXP  14,040           1,357
        8.000%, 12/17/15         MXP  28,000           2,583
        8.000%, 12/07/23         MXP  76,138           6,947
   Pemex Project Funding
      Master Trust
        9.500%, 09/15/27 (A)           1,800           2,417
        7.375%, 12/15/14                 530             586
   United Mexican States
       11.500%, 05/15/26                 200             323
        8.125%, 12/30/19               5,575           6,827
        7.500%, 04/08/33               3,965           4,702
        6.625%, 03/03/15                 560             601
        0.006%, 05/08/17         EUR   5,000               5
   United Mexican States MTN
        8.300%, 08/15/31               5,140           6,605
        8.000%, 09/24/22               1,500           1,835
        6.375%, 01/16/13               1,317           1,389
                                                    --------
                                                      36,177
                                                    --------
NETHERLANDS -- 0.5%
   Kazkommerts International (A)
        7.875%, 04/07/14                 265             276
        7.500%, 11/29/16                 400             395
   Majapahti Holding (A)
        7.750%, 10/17/16               1,300           1,380
        7.250%, 10/17/11                 885             909
                                                    --------
                                                       2,960
                                                    --------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     185

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                   (Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
NIGERIA -- 0.2%
   TuranAlem Finance
        8.500%, 02/10/15                 280        $    290
        8.000%, 03/24/14                 450             456
        7.875%, 06/02/10 (A)             680             701
                                                    --------
                                                       1,447
                                                    --------
PAKISTAN -- 0.3%
   Pakistan Mobile Communications (A)
        8.625%, 11/13/13                 650             673
   Republic of Pakistan
        7.875%, 03/31/36                 320             333
        7.125%, 03/31/16 (A)           1,150           1,202
                                                    --------
                                                       2,208
                                                    --------
PANAMA -- 1.9%
   Republic of Panama
        9.375%, 04/01/29                 650             866
        8.875%, 09/30/27               3,875           4,931
        7.250%, 03/15/15 (C)           3,625           3,906
        6.700%, 01/26/36               2,715           2,787
                                                    --------
                                                      12,490
                                                    --------
PERU -- 2.9%
   Republic of Peru
        9.875%, 02/06/15                 405             508
        8.750%, 11/21/33 (C)           1,080           1,390
        8.375%, 05/03/16               1,000           1,167
        7.350%, 07/21/25 (C)           8,955           9,873
   Republic of Peru FLIRB,
      Ser 20YR (B)
        5.000%, 03/07/07               5,832           5,774
                                                    --------
                                                      18,712
                                                    --------
PHILIPPINES -- 6.9%
   National Power
        9.625%, 05/15/28                 800             996
        6.875%, 11/02/16 (A)             870             876
   Republic of Philippines
       10.625%, 03/16/25               5,650           7,966
        9.500%, 10/21/24 (C)             200             257
        9.500%, 02/02/30              15,200          19,912
        9.375%, 01/18/17               1,100           1,345
        8.250%, 01/15/14                 575             642
        8.000%, 01/15/16                 660             739
        7.750%, 01/14/31               8,021           8,913
        7.500%, 09/25/24               2,984           3,223
                                                    --------
                                                      44,869
                                                    --------

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                   (Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
POLAND -- 0.3%
   Government of Poland
        5.250%, 01/15/14               2,120        $  2,150
                                                    --------
RUSSIA -- 11.4%
   Kazan Orgsintez
        9.250%, 10/30/11                 450             454
   Russian Federation Registered
       12.750%, 06/24/28               5,800          10,579
        8.625%, 05/05/11                 930             923
        8.250%, 03/31/10                 817             857
        5.000%, 03/31/07 (H)           1,800           2,044
        5.000%, 03/31/30 (H)          51,595          58,596
                                                    --------
                                                      73,453
                                                    --------
SOUTH AFRICA -- 1.2%
   Republic of South Africa
        7.375%, 04/25/12 (C)             555             603
        6.500%, 06/02/14               6,935           7,329
                                                    --------
                                                       7,932
                                                    --------
SUPRA-NATIONAL -- 0.3%
   European Investment Bank
       10.000%, 01/28/11               3,630           2,011
                                                    --------
THAILAND -- 0.4%
   Bangkok Land
        3.125%, 03/31/01               5,300           2,389
                                                    --------
TUNISIA -- 0.4%
   Banque Centrale de Tunisie
        8.250%, 09/19/27                 420             525
        7.375%, 04/25/12               1,910           2,070
                                                    --------
                                                       2,595
                                                    --------
TURKEY -- 6.8%
   Republic of Turkey
       11.875%, 01/15/30               5,025           7,650
        9.500%, 01/15/14               4,295           4,982
        8.000%, 02/14/34               1,500           1,607
        7.375%, 02/05/25               7,510           7,587
        7.250%, 03/15/15               6,070           6,256
        7.000%, 09/26/16               1,200           1,212
        7.000%, 06/05/20               1,900           1,895
        6.875%, 03/17/36               7,550           7,116
        0.000%, 07/16/08               4,700           2,308
        0.000%, 01/19/11               5,650           3,590
                                                    --------
                                                      44,203
                                                    --------

--------------------------------------------------------------------------------
186     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                   (Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
UKRAINE -- 2.1%
   Government of Ukraine (A)
        6.580%, 11/21/16               4,705        $  4,698
   Government of Ukraine
      Registered
        7.650%, 06/11/13               2,350           2,534
        7.650%, 06/11/13 (C)             900             970
        6.875%, 03/04/11 (A)           3,825           3,927
        6.625%, 03/04/11                 900             925
   Naftogaz Ukrainy
        8.125%, 09/30/09                 600             578
                                                    --------
                                                      13,632
                                                    --------
UNITED KINGDOM -- 0.2%
   Credit Suisse First Boston
      International (Export/
      Import - Ukraine)
        6.800%, 10/04/12                 400             390
   Credit Suisse First Boston
      for the City of Kiev
        8.000%, 11/06/15                 750             776
                                                    --------
                                                       1,166
                                                    --------
UNITED STATES -- 0.2%
   UBS Jersey Branch (A) (B)
        0.000%, 11/01/13               1,180           1,117

URUGUAY -- 3.9%
   Republic of Uruguay
        9.250%, 05/17/17               4,450           5,351
        8.000%, 11/18/22               5,445           6,071
        7.625%, 03/21/36               3,175           3,381
        7.500%, 03/15/15               3,625           3,897
        5.000%, 09/14/18              73,750           3,257
   Republic of Uruguay PIK
        7.875%, 01/15/33               2,660           2,913
                                                    --------
                                                      24,870
                                                    --------
VENEZUELA -- 8.1%
   Government of Venezuela
       13.625%, 08/15/18               1,200           1,794
       10.750%, 09/19/13               6,775           8,340
        9.375%, 01/13/34               2,300           2,930
        9.250%, 09/15/27              18,670          23,319
        8.500%, 10/08/14               5,450           6,077
        7.650%, 04/21/25                 675             712
        6.000%, 12/09/20               1,040             950
        5.750%, 02/26/16               5,900           5,509
        5.750%, 02/26/16               2,800           2,613
                                                    --------
                                                      52,244
                                                    --------
Total Global Bonds
   (Cost $557,635) ($ Thousands)                     582,944
                                                    --------

-------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
-------------------------------------------------------------------------------
DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR
SWAP CONTRACTS (G) -- 3.0%
UNITED STATES -- 3.0%
   Deposits with Citigroup as
      Collateral for Swap
      Contracts Outstanding          400,000        $    400
   Deposits with Citigroup as
      Collateral for Swap
      Contracts Outstanding          400,000             400
   Deposits with Citigroup as
      Collateral for Swap
      Contracts Outstanding        1,310,000           1,310
   Deposits with Credit
      Suisse  First Boston as
      Collateral for Swap
      Contracts Outstanding          600,000             600
   Deposits with Credit
      Suisse  First Boston as
      Collateral for Swap
      Contracts Outstanding          940,000             940
   Deposits with Credit
      Suisse  First Boston as
      Collateral for Swap
      Contracts Outstanding          940,000             940
   Deposits with Credit
      Suisse  First Boston as
      Collateral for Swap
      Contracts Outstanding        2,400,000           2,400
   Deposits with Deutsche Bank
      as Collateral for Swap
      Contracts Outstanding        3,970,000           3,970
   Deposits with JPMorgan Chase
      as Collateral for Swap
      Contracts Outstanding        2,992,000           2,992
   Deposits with JPMorgan Chase
      as Collateral for Swap
      Contracts Outstanding        1,047,000           1,047
   Deposits with Merrill Lynch
      as Collateral for Swap
      Contracts Outstanding          243,000             243
   Deposits with Standard Bank
      as Collateral for Swap
      Contracts Outstanding          103,000             103
   Deposits with Standard Bank
      as Collateral for Swap
      Contracts Outstanding           72,000              72
   Deposits with Standard
      Chartered Bank as
      Collateral for Swap
      Contracts Outstanding        1,969,000           1,969
   Deposits with Standard
      Chartered Bank as
      Collateral for Swap
      Contracts Outstanding        1,166,000           1,166
   Deposits with Standard
      Chartered Bank as
      Collateral for Swap
      Contracts Outstanding          806,000             806
                                                    --------
Total Deposit with Counterparty as
   Collateral for Swap Contracts
   (Cost $19,358) ($ Thousands)                       19,358
                                                    --------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     187

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2006
-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                   (Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (D) -- 2.5%
UNITED STATES -- 2.5%
   Allstate Life Global
      Funding II MTN (A) (B)
        5.360%, 12/17/07              $  253        $    253
   American General Finance
      (A) (B)
        5.350%, 12/17/07                 797             797
   Bear Stearns EXL (B)
        5.360%, 12/17/07                 978             978
   Countrywide Financial MTN,
      Ser A (B)
        5.448%, 10/31/07               1,154           1,154
   Dekabank (A) (B)
        5.394%, 11/20/07               1,017           1,017
   Glitnir Bank (A) (B)
        5.370%, 04/06/07               1,292           1,292
   Irish Life & Permanent MTN,
      Ser X (A) (B)
        5.360%, 12/21/07                 731             731
   Jackson National Life
      Funding (A) (B)
        5.320%, 12/03/07              1,209            1,209
   Kaupthing Bank MTN (A) (B)
        5.380%, 03/20/07               1,374           1,374
   Landsbanki Islands (A) (B)
        5.400%, 03/16/07               1,044           1,044
   Morgan Stanley EXL (B)
        5.380%, 01/04/08                 192             192
   Morgan Stanley EXL,
      Ser S (B)
        5.340%, 12/05/07                 275             275
   Natexis Banques (A) (B)
        5.300%, 12/17/07                 536             536
   Nationwide Building Society
      (A) (B)
        5.424%, 10/26/07                 302             302
        5.350%, 12/07/07                 550             550
   Nordbank (A) (B)
        5.350%, 12/24/07                 934             934
   Northern Rock (A) (B)
        5.360%, 12/03/07                 566             566
   Pacific Life Global Funding
      (A) (B)
        5.370%, 12/13/07                 412             412
   Premium Asset Trust,
      Ser 2004-10 (A) (B)
        5.360%, 12/17/07                 770             770
   SLM EXL, Ser S (B)
        5.320%, 12/17/07                 605             605
   Skandinav Enskilda Bank
      (A) (B)
        5.320%, 12/18/07                 605             605
   Stanfield Victoria MTN (D)
        5.445%, 06/11/07                 550             550
                                                    --------
Total Corporate Obligations
   (Cost $16,145) ($ Thousands)                       16,146
                                                    --------

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                   (Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
COMMERCIAL PAPER (D) (E) -- 0.6%
UNITED STATES -- 0.6%
   Broadhollow Funding
        5.305%, 12/07/06              $  308        $    307
   KKR Pacific Funding Trust
        5.345%, 12/27/06                 550             548
        5.305%, 01/02/07                 275             273
   Ocala Funding LLC
        5.320%, 12/18/06                 275             274
        5.320%, 01/26/07                 275             273
   Rhineland Funding Capital
        5.385%, 01/25/07                 346             343
        5.364%, 12/27/06                 275             274
        5.364%, 02/13/07                 272             269
        5.313%, 12/12/06                 181             181
   Witherspoon CDO Funding
        5.330%, 03/15/07                 474             474
   Witherspoon CDO Funding
      Limited
        5.329%, 12/15/06                 275             274
                                                    --------
Total Commercial Paper
   (Cost $3,490) ($ Thousands)                         3,490
                                                    --------

ASSET-BACKED SECURITIES (A) (B) (D) -- 0.2%
UNITED STATES -- 0.2%
   Commodore, Ser 2003-2A,
      Cl A1MM
        5.470%, 12/12/38                 253             253
   Duke Funding, Ser 2004-6B,
      Cl A1S1
        5.440%, 10/09/07                 412             412
   Newcastle CDO Limited,
      Ser 2005-6A, Cl IM1
        5.340%, 04/24/07                 110             110
   Park Place Securities NIM
      Trust, Ser 2004-MM1,
      Cl AM6
        5.350%, 02/26/07                 163             163
   Saturn Ventures II
        5.380%, 02/07/07                 443             443
   TIAA Real Estate,
      Ser 2003-1A, Cl A1
        5.350%, 09/28/07                 409             409
                                                    --------
Total Asset-Backed Securities
   (Cost $1,790) ($ Thousands)                         1,790
                                                    --------

MASTER NOTE (D) (E) -- 0.2%
   Bank of America
        5.383%, 12/01/45               1,374           1,374
                                                    --------
Total Master Note
   (Cost $1,374) ($ Thousands)                         1,374
                                                    --------


--------------------------------------------------------------------------------
188     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                   (Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (D) -- 0.2%
UNITED STATES -- 0.2%
   Barclays Bank (B)
        5.330%, 06/11/07              $  275        $    275
   CC USA MTN (A)
        5.379%, 06/18/07                 549             549
   US Trust Company New York
      (B)
        5.316%, 03/13/07                 220             220
                                                    --------
Total Certificates of Deposit
   (Cost $1,044) ($ Thousands)                         1,044
                                                    --------

LOAN PARTICIPATIONS -- 0.0%
NIGERIA -- 0.0%
   PPMC GTEE Note (J) (K)
        0.000%, 04/15/07                 180             180
                                                    --------
Total Loan Participations
   (Cost $180) ($ Thousands)                             180
                                                    --------

EURODOLLAR -- 0.0%
BERMUDA -- 0.0%
   Renaissance Securities Trust,
      Ser 1, Tranche 2, MTN
        8.750%, 11/17/09                 100             100
                                                    --------
Total Eurodollar(Cost $100) ($ Thousands)                100
                                                    --------

REPURCHASE AGREEMENTS (D) (F) -- 1.0%
   ABN Amro
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $2,198,915
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $27,482-
     $824,472, 0.000%-6.000%,
     03/01/07-07/01/36, total
     market value $2,242,563)          2,199           2,199
   Barclays Capital
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $467,940
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $10,251-
     $145,767, 2.750%-5.700%,
     12/15/06-05/27/15, total
     market value $477,236)              468             468

-------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                   (Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
   Deutsche Bank
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $187,139
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $52,162-
     $141,479, 0.000%-5.800%,
     05/01/07-01/27/20, total
     market value $190,867)           $  187        $    187
   Lehman Brothers
     5.300%, dated 11/30/06, to be
     repurchased on 12/01/06,
     repurchase price $3,405,135
     (collateralized by
     U.S. Government Obligations,
     ranging in par value $25,201-
     $4,248,673, 3.085%-6.300%,
     12/21/07-01/15/30, total
     market value $3,472,747)          3,405           3,405
                                                    --------
Total Repurchase Agreements
   (Cost $6,259) ($ Thousands)                         6,259
                                                    --------
Total Investments -- 97.8%
   (Cost $607,375) ($ Thousands)                    $632,685
                                                    ========

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     189

SCHEDULE OF INVESTMENTS (Unaudited)


Emerging Markets Debt Fund (Concluded)

November 30, 2006
-------------------------------------------------------------------------------
A summary of the open futures contracts held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                         UNREALIZED
                                                        APPRECIATION
    TYPE OF               NUMBER OF     EXPIRATION     (DEPRECIATION)
   CONTRACT               CONTRACTS        DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond     (37)         Mar-2007           $(30)
                                                            ====
--------------------------------------------------------------------------------

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                              UNREALIZED
                      CURRENCY TO          CURRENCY TO       APPRECIATION
MATURITY                DELIVER              RECEIVE        (DEPRECIATION)
  DATE                (THOUSANDS)          (THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
12/4/06             BRL     6,027        USD      2,800          $ 21
12/4/06-1/3/07      USD     8,025        BRL     17,392           (18)
12/7/06-12/22/06    USD     1,400        PHP     70,231            15
12/15/06            TRY     3,700        USD      2,518           (20)
12/15/06            USD     2,507        TRY      3,700            31
12/18/06            PLZ    12,041        USD      3,851          (335)
12/18/06            USD    11,977        PLZ     36,690           775
12/22/06            PHP    70,231        USD      1,408            (7)
1/10/07-3/12/07     USD       300        NGN     38,544            --
1/16/07-3/22/07     USD     6,623        RUB    179,431           217
1/18/07-2/22/07     USD    11,151        MXP    121,562          (129)
1/23/07-2/22/07     EUR     9,086        USD     11,516          (557)
1/25/07             USD     7,063        ZAR     52,697           245
1/25/07             ZAR    10,602        USD      1,471             1
                                                                 ----
                                                                 $239
                                                                 ====

A summary of the outstanding swap agreements held by the Fund at November 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                               TOTAL RETURN SWAPS
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   Fund receives payment at maturity
     on the Brazilian CDI Index times
     the notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counterparty: Merrill Lynch)        08/15/10    $      400       $ 18
   Fund receives payment at maturity
     on the Brazilian CDI Index times
     the notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counterparty: JP Morgan Chase)      05/15/11         1,577         22
   Fund receives payment at maturity
     on the Brazilian CDI Index times
     the notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counterparty: JP Morgan Chase)      08/15/10         4,450        158
   Fund receives payment at maturity
     on the Nigerian NGN Index times
     the notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counterparty: Citigroup)            02/02/07        28,621         19
   Fund receives payment at maturity
     on the Nigerian NGN Index times
     the notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counterparty: Standard Charter
     Bank)                                05/04/07       162,942         63

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                         EXPIRATION     AMOUNT    (DEPRECIATION)
DESCRIPTION                                 DATE     ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
   Fund receives payment at maturity
     on the Nigerian NGN Index times
     the notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counterparty: Standard Charter
     Bank)                                05/15/07    $  113,696       $ 53
   Fund receives payment at maturity
     on the Nigerian NGN Index times
     the notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counterparty: Standard Charter
     Bank)                                02/06/07        14,760         10
   Fund receives payment at maturity
     on the Nigerian NGN Index times
     the notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counterparty: Standard Bank)        04/08/07       277,075        134
   Fund receives payment at maturity
     on the Nigerian NGN Index times
     the notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counterparty: Citigroup)            05/08/07       182,003         51
   Fund receives payment at maturity
     on the Zambian ZMK Index times the
     notional amount. Fund receives
     payment if the return on the
     spread appreciates over the
     payment period, and pays if the
     return on the spread depreciates
     over the payment period.
     (Counterparty: Citigroup)            12/26/06     1,626,116         (5)
   Fund receives payment at maturity
     on 16.75% of the Nigerian Treasury
     Bond NGN times the notional
     amount. Fund receives payment if
     the return on the spread
     appreciates over the payment
     period, and pays if the return on
     the spread depreciates over the
     payment period.
     (Counterparty: Standard Charter
     Bank)                                12/16/08         9,152          8
                                                                       ----
                                                                       $531
                                                                       ====
--------------------------------------------------------------------------------
                                 CREDIT DEFAULT SWAP
--------------------------------------------------------------------------------
   Fund receives semi-annual payment
     of 0.800% (1.600% per annum)
     times the notional amount of JSC
     Gazprom, 8.625%, 04/28/34. Upon
     a defined credit event, Fund
     pays the notional amount and
     takes receipt of the defined
     deliverable obligation.
     (Counterparty: Credit Suisse
     First Boston)                        08/20/16    $      600       $  7
   Fund receives semi-annual payment
     on the notional amount of Naftogaz
     Ukrainy, 8.125%, 09/30/09. Upon a
     defined credit event, Fund pays
     the notional amount and takes
     receipt of the defined deliverable
     obligation. (Counterparty: Credit
     Suisse First Boston)                 12/20/07           940         --
   Fund receives semi-annual payment
     on the notional amount of Naftogaz
     Ukrainy, 8.125%, 09/30/09. Upon a
     defined credit event, Fund pays
     the notional amount and takes
     receipt of the defined deliverable
     obligation. (Counterparty: Credit
     Suisse First Boston)                 12/20/08           940         --
   Fund receives semi-annual payment
     on the notional amount of Naftogaz
     Ukrainy, 8.125%, 09/30/09. Upon a
     defined credit event, Fund pays
     the notional amount and takes
     receipt of the defined deliverable
     obligation. (Counterparty: Credit
     Suisse First Boston)                 12/20/08         2,400         --
   Fund receives semi-annual payment
     of 0.355% (0.710% per annum) times
     the notional amount of Russian
     Federation Registered, 5.000%,
     03/31/30. Upon a defined credit
     event, Fund pays the notional
     amount and takes receipt of the
     defined deliverable obligation.
     (Counterparty: Deutsche Bank)        01/20/16         3,970         80
                                                                       ----
                                                                       $ 87
                                                                       ====

--------------------------------------------------------------------------------
190     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

-------------------------------------------------------------------------------

Description
-------------------------------------------------------------------------------

Percentages are based on Net Assets of $646,792 ($ Thousands).
* Non-Income Producing Security
(1) In U.S. dollars unless otherwise indicated.
(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2006.
(C) This security or a partial position of this security is on loan at November 30, 2006 (see Note 9). The total value of securities on loan at November 30, 2006 was $28,622 ($ Thousands).
(D) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2006 was $30,103 ($ Thousands).
(E) The rate reported is the effective yield at time of purchase.
(F) Tri-Party Repurchase Agreement
(G) Cash on loan to swap counterparty as collateral for outstanding swap contracts.
(H) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2006. The coupon on a step bond changes on a specified date.
(I) Security in default on interest payments.
(J) Securities considered illiquid. The total value of such securities as of November 30, 2006 was $100 ($ Thousands) and represented 0.02% of Net Assets.
(K) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2006 was $100 ($ Thousands) and represented 0.02% of Net Assets.
BRL -- Brazilian Real
CDO -- Collateralized Debt Obligation
CHF -- Swiss Franc
Cl -- Class
COP -- Chilean Peso
EUR -- Euro
EXL -- Extendable Maturity
FLIRB -- Front Loaded Interest Reduction Bond
IDR -- Indonesian Rupiah
LLC -- Limited Liability Company
MTN -- Medium Term Note
MXP -- Mexican Peso
NGN -- Nigerian Naira
NIM -- Net Interest Margin
PHP -- Philippines Peso
PIK -- Payment-in Kind
PLZ -- Polish Zloty
RUB -- Russian Ruble
Ser -- Series
TRY -- New Turkish Lira
USD -- U.S. Dollar
UYU -- Uruguay Peso
ZAR -- South African Rand

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     191

Statements of Assets and Liabilities ($ Thousands)

November 30, 2006 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              LARGE CAP              LARGE CAP
                                                                                            DISCIPLINED            DIVERSIFIED
                                                                       LARGE CAP                 EQUITY                  ALPHA
                                                                            FUND                   FUND                   FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                             $684,651*            $6,832,590*              $362,258
      Repurchase agreements+                                              10,493*                95,713*                    --
      Affiliated investment, at value++                                   20,703                345,626                 18,054
      Cash                                                                    --                 20,641                     69
      Foreign currency, at value+++                                           --                    733                     --
      Restricted cash held for securities sold short                          --                     --                     98
      Receivable for investment securities sold                          122,665                 26,935                 11,236
      Receivable for fund shares sold                                        411                168,532                119,807
      Dividends and interest receivable                                    1,406                 16,550                    580
      Receivable for variation margin                                         33                  1,219                     39
      Reclaim receivable                                                      --                     --                     --
      Deposit from brokers for forward foreign currency contracts             --                     --                     --
      Unrealized gain on forward foreign currency contracts                   --                  1,045                     --
      Unrealized gain on swap contracts                                       --                     --                     --
      Unrealized gain of foreign spot currency contracts                      --                     --                     --
      Prepaid expenses                                                         9                     60                      1
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                       840,371              7,509,644                512,142
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:

      Payable upon return on securities loaned                            50,473                460,385                     --
      Payable for securities sold short+++++                                  --                     --                 33,031
      Payable for investment securities purchased                            843                240,415                 74,821
      Payable for fund shares redeemed                                   107,776                136,607                 40,398
      Payable for variation margin                                            --                    929                     24
      Investment advisory fees payable                                       158                  1,097                     78
      Trustees' fees payable                                                   2                     14                     --
      Overdraft of Foreign currency, at value+++                              --                     --                      8
      Options written, at value++++                                           --                    588                     --
      Payable to custodian                                                    32                     --                     --
      Income distribution payable                                             --                     --                     --
      Reverse repurchase agreements                                           --                     --                     --
      Unrealized loss on forward foreign currency contracts                   --                  1,231                     --
      Unrealized loss on foreign spot currency contracts                      --                     --                     --
      Unrealized loss on swap contracts                                       --                    231                      4
      Accrued foreign cap gains tax                                           --                     --                     --
      Accrued expense payable                                                 54                    186                     14
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                  159,338                841,683                148,378
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                        $681,033             $6,667,961               $363,764
------------------------------------------------------------------------------------------------------------------------------------
    + Cost of investments and repurchase agreements                      579,398              6,212,844                344,697
   ++ Cost of affiliated investments                                      20,703                345,626                 18,054
  +++ Cost of foreign currency                                                --                    919                     (8)
 ++++ Premiums received                                                       --                   (386)                    --
+++++ Proceeds from securities sold short                                     --                     --                (31,335)
    * Includes market value of securities on loan                         49,038                449,388                     --
NET ASSETS:
      Paid-in-Capital -- (unlimited authorization -- no par value)      $763,738             $5,725,223               $345,604
      Undistributed (distributions in excess of)
         net investment income                                             1,961                 30,846                    920
      Accumulated net realized gain (loss) loss on investments,
         securities sold short, option contracts, futures contracts,
         swaps and foreign currency                                     (200,904)               125,734                   (902)
      Net unrealized appreciation on investments,
         securities sold short, and option contracts                     115,746                715,257                 15,865
      Net unrealized appreciation (depreciation) on futures contracts        492                 71,511                  2,281
      Net unrealized appreciation (depreciation) on swaps                     --                   (231)                    (4)
      Net unrealized depreciation on foreign cap gain tax                     --                     --                     --
      Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of
         other assets and liabilities denominated in foreign currencies       --                   (379)                    --
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                        $681,033             $6,667,961               $363,764
------------------------------------------------------------------------------------------------------------------------------------
      Net Asset Value, Offering and Redemption Price Per Share
         -- Class A                                                     $  18.50             $    13.55               $  10.83
------------------------------------------------------------------------------------------------------------------------------------
                                                                 ($681,032,682 /      ($6,667,960,533 /        ($363,763,927 /
                                                              36,802,700 shares)    492,220,333 shares)     33,586,810 shares)


---------------------------------------------------------------------------------------------------------------

                                                                       LARGE CAP
                                                                           INDEX              SMALL CAP
                                                                            FUND                   FUND
---------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                             $393,002*            $2,357,641*
      Repurchase agreements+                                               6,689*                94,441*
      Affiliated investment, at value++                                    6,390                 80,877
      Cash                                                                    --                     --
      Foreign currency, at value+++                                           --                     53
      Restricted cash held for securities sold short                          --                     --
      Receivable for investment securities sold                            1,286                 26,063
      Receivable for fund shares sold                                         99                  9,352
      Dividends and interest receivable                                      806                  1,415
      Receivable for variation margin                                          4                     73
      Reclaim receivable                                                      --                      1
      Deposit from brokers for forward foreign currency contracts             --                     --
      Unrealized gain on forward foreign currency contracts                   --                     --
      Unrealized gain on swap contracts                                       --                     --
      Unrealized gain of foreign spot currency contracts                      --                     --
      Prepaid expenses                                                         5                     22
---------------------------------------------------------------------------------------------------------------
      Total Assets                                                       408,281              2,569,938
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                            32,173                454,271
      Payable for securities sold short+++++                                  --                     --
      Payable for investment securities purchased                             --                 24,973
      Payable for fund shares redeemed                                       509                 22,685
      Payable for variation margin                                            --                     --
      Investment advisory fees payable                                        14                    881
      Trustees' fees payable                                                   1                      6
      Overdraft of Foreign currency, at value+++                              --                     --
      Options written, at value++++                                           --                     --
      Payable to custodian                                                    13                    107
      Income distribution payable                                             --                     --
      Reverse repurchase agreements                                           --                     --
      Unrealized loss on forward foreign currency contracts                   --                     --
      Unrealized loss on foreign spot currency contracts                      --                      1
      Unrealized loss on swap contracts                                       --                     --
      Accrued foreign cap gains tax                                           --                     --
      Accrued expense payable                                                 15                     47
---------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                   32,725                502,971
---------------------------------------------------------------------------------------------------------------
      Net Assets                                                        $375,556             $2,066,967
---------------------------------------------------------------------------------------------------------------
    + Cost of investments and repurchase agreements                      287,309              2,161,431
   ++ Cost of affiliated investments                                       6,352                 80,877
  +++ Cost of foreign currency                                                --                     53
 ++++ Premiums received                                                       --                     --
+++++ Proceeds from securities sold short                                     --                     --
    * Includes market value of securities on loan                         31,399                439,023
NET ASSETS:
      Paid-in-Capital -- (unlimited authorization -- no par value)      $260,895             $1,558,151
      Undistributed (distributions in excess of)
         net investment income                                             1,300                  1,040
      Accumulated net realized gain (loss) loss on investments,
         securities sold short, option contracts, futures contracts,
         swaps and foreign currency                                          460                214,070
      Net unrealized appreciation on investments,
         securities sold short, and option contracts                     112,420                290,651
      Net unrealized appreciation (depreciation) on futures contracts        481                  3,055
      Net unrealized appreciation (depreciation) on swaps                     --                     --
      Net unrealized depreciation on foreign cap gain tax                     --                     --
      Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of
         other assets and liabilities denominated in foreign currencies       --                     --
---------------------------------------------------------------------------------------------------------------
      Net Assets                                                        $375,556             $2,066,967
---------------------------------------------------------------------------------------------------------------
      Net Asset Value, Offering and Redemption Price Per Share
         -- Class A                                                     $ 124.28             $    16.74
---------------------------------------------------------------------------------------------------------------
                                                                 ($375,556,466 /      ($2,066,967,281 /
                                                               3,021,906 shares)    123,448,264 shares)

Amounts designated as "--" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.~

--------------------------------------------------------------------------------
192         Institutional Investments Trust/Semi-Annual Report/November 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                                       SMALL/MID                   CORE
                                                                             CAP                  FIXED                   LONG
                                                                          EQUITY                 INCOME               DURATION
                                                                            FUND                   FUND                   FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                           $1,721,794*            $6,683,214*              $190,560
      Repurchase agreements+                                              67,118*               696,818*                    --
      Affiliated investment, at value++                                   83,346                 98,249                  3,782
      Cash                                                                    --                  1,720                     63
      Foreign currency, at value+++                                           33                  3,956                     --
      Restricted cash held for securities sold short                          --                     --                     --
      Receivable for investment securities sold                           25,703                828,268                    565
      Receivable for fund shares sold                                     44,228                 79,498                     --
      Dividends and interest receivable                                    1,441                 37,861                  1,011
      Receivable for variation margin                                        147                  1,192                     --
      Reclaim receivable                                                       1                    153                     --
      Deposit from brokers for forward foreign currency contracts             --                    180                     --
      Unrealized gain on forward foreign currency contracts                   --                  1,390                     --
      Unrealized gain on swap contracts                                       --                     --                    902
      Unrealized gain of foreign spot currency contracts                      --                     --                     --
         Prepaid expenses                                                     14                     19                      2
------------------------------------------------------------------------------------------------------------------------------------
         Total Assets                                                  1,943,825              8,432,518                196,885
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                           322,846              1,136,235                     --
      Payable for securities sold short+++++                                  --                     --                     --
      Payable for investment securities purchased                         26,712              1,726,310                 13,999
      Payable for fund shares redeemed                                    37,072                111,146                     --
      Payable for variation margin                                            --                    374                     --
      Investment advisory fees payable                                       605                    503                     24
      Trustees' fees payable                                                   4                     13                      1
      Overdraft of Foreign currency, at value+++                              --                     --                     --
      Options written, at value++++                                           --                    453                     --
      Payable to custodian                                                   675                     --                     --
      Income distribution payable                                             --                    579                     --
      Reverse repurchase agreements                                           --                     --                     --
      Unrealized loss on forward foreign currency contracts                   --                    472                     --
      Unrealized loss on foreign spot currency contracts                       1                     --                     --
      Unrealized loss on swap contracts                                       --                     45                     --
      Accrued foreign cap gains tax                                           --                     --                     --
      Accrued expense payable                                                 45                    126                     12
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                  387,960              2,976,256                 14,036
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                      $1,555,865             $5,456,262               $182,849
------------------------------------------------------------------------------------------------------------------------------------
    + Cost of investments and repurchase agreements                    1,605,231              7,307,633                189,856
   ++ Cost of affiliated investments                                      83,346                 98,249                  3,782
  +++ Cost of foreign currency                                                33                  3,967                     --
 ++++ Premiums received                                                       --                   (557)                    --
+++++ Proceeds from securities sold short                                     --                     --                     --
    * Includes market value of securities on loan                        313,892              1,100,042                     --

NET ASSETS:
      Paid-in-Capital -- (unlimited authorization -- no par value)    $1,254,413             $5,445,798               $184,301
      Undistributed (distributions in excess of)
         net investment income                                             1,726                   (158)                  (548)
      Accumulated net realized gain (loss) loss on investments,
         securities sold short, option contracts, futures contracts,
         swaps and foreign currency                                      112,134                (65,059)                (2,510)
      Net unrealized appreciation on investments,
         securities sold short, and option contracts                     183,681                 72,503                    704
      Net unrealized appreciation (depreciation) on futures contracts      3,911                  2,305                     --
      Net unrealized appreciation (depreciation) on swaps                     --                    (45)                   902
      Net unrealized depreciation on foreign cap gain tax                     --                     --                     --
      Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of
         other assets and liabilities denominated in foreign currencies       --                    918                     --
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                      $1,555,865             $5,456,262               $182,849
------------------------------------------------------------------------------------------------------------------------------------
      Net Asset Value, Offering and Redemption Price Per Share
         -- Class A                                                   $    14.48             $    10.18               $  10.06
------------------------------------------------------------------------------------------------------------------------------------
                                                               ($1,555,864,729 /      ($5,456,262,274 /        ($182,848,864 /
                                                             107,480,099 shares)    535,925,490 shares)     18,175,669 shares)



------------------------------------------------------------------------------------------------------------------------------------

                                                                        EXTENDED              HIGH YIELD         INTERNATIONAL
                                                                        DURATION                    BOND                EQUITY
                                                                            FUND                    FUND                  FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                             $287,319              $1,059,198*           $1,961,773*
      Repurchase agreements+                                                  --                  23,971*               31,599*
      Affiliated investment, at value++                                    6,333                  55,249                14,248
      Cash                                                                    --                      --                35,577
      Foreign currency, at value+++                                           --                      --                12,271
      Restricted cash held for securities sold short                          --                      --                    --
      Receivable for investment securities sold                           19,727                  14,453                35,027
      Receivable for fund shares sold                                     43,063                  32,641                 1,266
      Dividends and interest receivable                                    1,784                  18,051                 3,668
      Receivable for variation margin                                         --                      28                   801
      Reclaim receivable                                                      --                      --                   446
      Deposit from brokers for forward foreign currency contracts             --                      --                    --
      Unrealized gain on forward foreign currency contracts                   --                      --                10,302
      Unrealized gain on swap contracts                                    9,529                      --                    --
      Unrealized gain of foreign spot currency contracts                      --                      --                     4
         Prepaid expenses                                                      3                       8                    19
------------------------------------------------------------------------------------------------------------------------------------
         Total Assets                                                    367,758               1,203,599             2,107,001
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                --                 115,304               151,994
      Payable for securities sold short+++++                                  --                      --                    --
      Payable for investment securities purchased                         41,495                  35,575               112,830
      Payable for fund shares redeemed                                        22                   8,640                11,926
      Payable for variation margin                                            --                      --                 1,024
      Investment advisory fees payable                                        38                     273                   524
      Trustees' fees payable                                                   1                       2                     5
      Overdraft of Foreign currency, at value+++                              --                      --                    --
      Options written, at value++++                                           --                      --                    96
      Payable to custodian                                                     6                     567                    --
      Income distribution payable                                             --                     157                    --
      Reverse repurchase agreements                                           --                      --                43,984
      Unrealized loss on forward foreign currency contracts                   --                      --                 3,580
      Unrealized loss on foreign spot currency contracts                      --                      --                     3
      Unrealized loss on swap contracts                                       --                      --                   199
      Accrued foreign cap gains tax                                           --                      --                    31
      Accrued expense payable                                                 14                      22                   718
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                   41,576                 160,540               326,914
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                        $326,182              $1,043,059            $1,780,087
------------------------------------------------------------------------------------------------------------------------------------
    + Cost of investments and repurchase agreements                      285,890               1,070,139             1,678,705
   ++ Cost of affiliated investments                                       6,333                  55,249                14,248
  +++ Cost of foreign currency                                                --                      --                11,948
 ++++ Premiums received                                                       --                      --                   (63)
+++++ Proceeds from securities sold short                                     --                      --                    --
    * Includes market value of securities on loan                             --                 107,812               148,835

NET ASSETS:
      Paid-in-Capital -- (unlimited authorization -- no par value)      $321,469              $1,028,385            $1,109,573
      Undistributed (distributions in excess of)
         net investment income                                              (884)                     25                47,196
      Accumulated net realized gain (loss) loss on investments,
         securities sold short, option contracts, futures contracts,
         swaps and foreign currency                                       (5,361)                  1,576               301,888
      Net unrealized appreciation on investments,
         securities sold short, and option contracts                       1,429                  13,030               314,634
      Net unrealized appreciation (depreciation) on futures contracts         --                      43                   141
      Net unrealized appreciation (depreciation) on swaps                  9,529                      --                  (199)
      Net unrealized depreciation on foreign cap gain tax                     --                      --                   (31)
      Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of
         other assets and liabilities denominated in foreign currencie        --                      --                 6,885
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                        $326,182              $1,043,059            $1,780,087
------------------------------------------------------------------------------------------------------------------------------------
      Net Asset Value, Offering and Redemption Price Per Share
         -- Class A                                                     $  10.57              $    10.18            $    15.61
------------------------------------------------------------------------------------------------------------------------------------
                                                                 ($326,182,092 /       ($1,043,059,410 /     ($1,780,087,428 /
                                                              30,859,506 shares) 107,102,510,901 shares)   114,046,172 shares)



---------------------------------------------------------------------------------------------------------------
                                                                                                EMERGING
                                                                    WORLD EQUITY                 MARKETS
                                                                           EX-US                    DEBT
                                                                            FUND                    FUND
---------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                           $1,674,860*               $626,426*
      Repurchase agreements+                                              20,489*                  6,259*
      Affiliated investment, at value++                                   25,719                      --
      Cash                                                                60,351                   9,789
      Foreign currency, at value+++                                        1,673                      --
      Restricted cash held for securities sold short                          --                      --
      Receivable for investment securities sold                           44,281                   6,807
      Receivable for fund shares sold                                     71,646                  26,264
      Dividends and interest receivable                                    2,837                  10,379
      Receivable for variation margin                                      1,028                      --
      Reclaim receivable                                                     175                      --
      Deposit from brokers for forward foreign currency contracts             --                     350
      Unrealized gain on forward foreign currency contracts                7,812                   1,305
      Unrealized gain on swap contracts                                       --                     654
      Unrealized gain of foreign spot currency contracts                      12                      --
         Prepaid expenses                                                     12                       5
---------------------------------------------------------------------------------------------------------------
         Total Assets                                                  1,910,895                 688,238
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                            98,552                  30,103
      Payable for securities sold short+++++                                  --                      --
      Payable for investment securities purchased                        178,137                   6,694
      Payable for fund shares redeemed                                    45,200                   1,034
      Payable for variation margin                                         1,199                      25
      Investment advisory fees payable                                       651                     260
      Trustees' fees payable                                                   3                      --
      Overdraft of Foreign currency, at value+++                              --                   2,228
      Options written, at value++++                                          107                      --
      Payable to custodian                                                    --                      --
      Income distribution payable                                             --                      --
      Reverse repurchase agreements                                       42,724                      --
      Unrealized loss on forward foreign currency contracts                2,825                   1,066
      Unrealized loss on foreign spot currency contracts                       2                      19
      Unrealized loss on swap contracts                                      141                      --
      Accrued foreign cap gains tax                                          226                      --
      Accrued expense payable                                                350                      17
---------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                  370,117                  41,446
---------------------------------------------------------------------------------------------------------------
      Net Assets                                                      $1,540,778                $646,792
---------------------------------------------------------------------------------------------------------------
    + Cost of investments and repurchase agreements                    1,497,095                 607,375
   ++ Cost of affiliated investments                                      25,719                      --
  +++ Cost of foreign currency                                             1,609                  (2,217)
 ++++ Premiums received                                                      (70)                     --
+++++ Proceeds from securities sold short                                     --                      --
    * Includes market value of securities on loan                         94,320                  28,622

NET ASSETS:                                                           $1,243,453                $611,534
      Paid-in-Capital -- (unlimited authorization -- no par value)
      Undistributed (distributions in excess of)                          27,777                   7,620
         net investment income
      Accumulated net realized gain (loss) loss on investments,
         securities sold short, option contracts, futures contracts,      64,731                   1,474
         swaps and foreign currency
      Net unrealized appreciation on investments,                        198,217                  25,310
         securities sold short, and option contracts                       2,579                     (30)
      Net unrealized appreciation (depreciation) on futures contracts       (141)                    654
      Net unrealized appreciation (depreciation) on swaps                   (226)                     --
      Net unrealized depreciation on foreign cap gain tax
      Net unrealized appreciation (depreciation) on forward foreign
         currency contracts, foreign currencies and translation of         4,388                     230
         other assets and liabilities denominated in foreign currencies
---------------------------------------------------------------------------------------------------------------
      Net Assets                                                      $1,540,778                $646,792
---------------------------------------------------------------------------------------------------------------
      Net Asset Value, Offering and Redemption Price Per Share
         -- Class A                                                   $    14.60            $      10.80
---------------------------------------------------------------------------------------------------------------
                                                               ($1,540,777,695 /         ($646,791,577 /
                                                             105,548,695 shares)      59,896,807 shares)



--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     193

Statements of Operations ($ Thousands)


For the six month period ended November 30, 2006 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
                                                                                         LARGE CAP        LARGE CAP
                                                                                       DISCIPLINED      DIVERSIFIED
                                                                       LARGE CAP            EQUITY            ALPHA
                                                                            FUND              FUND             FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                            $  6,379          $ 40,677          $ 1,274
   Dividends from Affiliated Registered Investment Company (1)               339             5,875              453
   Interest Income                                                            48            28,085              509
   Income from Securities Lending                                             57               223               --
   Less: Foreign Taxes Witheld                                                --                (1)              --
-------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                 6,823            74,859            2,236
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                                1,585            11,308              386
   Administration Fees                                                       198             1,414               48
   Trustee Fees                                                                4                31                1
   Custodian/Wire Agent Fees                                                  35               144                6
   Professional Fees                                                          11                92                3
   Printing Fees                                                               6                44                1
   Registration Fees                                                           2                43                4
   Interest Expense on Reverse Repurchase Agreements                          --               397               --
   Dividend Expense                                                           --                --               85
   Interest Expense on Short Sales                                            --                --               71
   Other Expenses                                                             18                54                2
-------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                          1,859            13,527              607
-------------------------------------------------------------------------------------------------------------------------
   Less:
     Waiver of Investment Advisory Fees                                     (631)           (5,508)             (66)
     Waiver of Administration Fees                                          (198)           (1,414)             (48)
     Fees Paid Indirectly (1)                                                (10)               --               --
-------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                            1,020             6,605              493
-------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                                   5,803            68,254            1,743
-------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Investments                                                          20,003            29,788           (1,389)
     Affiliated Investments                                                   --                --                --
     Securities Sold Short                                                    --                --             (720)
     Futures Contracts                                                     1,336            (7,391)             365
     Written Options                                                          --               154               --
     Swap Contracts                                                           --             1,494               19
     Foreign Currency Transactions                                            --               108               --
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                          49,211           413,081           20,099
     Affiliated Investments                                                   --                --               --
     Securities Sold Short                                                    --                --           (2,351)
     Futures Contracts                                                       492           101,418            2,845
     Written Options                                                          --              (110)              --
     Swap Contracts                                                           --              (215)               6
     Foregin Cap Gain Tax                                                     --                --               --
     Foreign Currency and Translation of Other Assets and
       Liabilities Denominated in Foreign Currency                            --              (326)              --
-------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                     $76,845          $606,255          $20,617
-------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                                       LARGE CAP
                                                                           INDEX         SMALL CAP
                                                                            FUND              FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                             $ 3,325           $ 9,104
   Dividends from Affiliated Registered Investment Company (1)               172             1,304
   Interest Income                                                            18               933
   Income from Securities Lending                                             27                --
   Less: Foreign Taxes Witheld                                                --               (20)
----------------------------------------------------------------------------------------------------------
   Total Investment Income                                                 3,542            11,321
----------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                                  312             6,234
   Administration Fees                                                        92               480
   Trustee Fees                                                                2                12
   Custodian/Wire Agent Fees                                                  11                64
   Professional Fees                                                           7                35
   Printing Fees                                                               3                17
   Registration Fees                                                          --                 1
   Interest Expense on Reverse Repurchase Agreements                          --                --
   Dividend Expense                                                           --                --
   Interest Expense on Short Sales                                            --                --
   Other Expenses                                                              8                26
----------------------------------------------------------------------------------------------------------
   Total Expenses                                                            435             6,869
----------------------------------------------------------------------------------------------------------
   Less:
     Waiver of Investment Advisory Fees                                     (233)           (1,210)
     Waiver of Administration Fees                                           (92)             (480)
     Fees Paid Indirectly (1)                                                 --              (193)
----------------------------------------------------------------------------------------------------------
   Net Expenses                                                              110             4,986
----------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                                   3,432             6,335
----------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Investments                                                           1,060            71,326
     Affiliated Investments                                                    7                --
     Securities Sold Short                                                    --                --
     Futures Contracts                                                        45             2,015
     Written Options                                                          --                --
     Swap Contracts                                                           --                --
     Foreign Currency Transactions                                            --               (24)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                          33,706            76,026
     Affiliated Investments                                                   16                --
     Securities Sold Short                                                    --                --
     Futures Contracts                                                       630             3,055
     Written Options                                                          --                --
     Swap Contracts                                                           --                --
     Foregin Cap Gain Tax                                                     --                --
     Foreign Currency and Translation of Other Assets and
       Liabilities Denominated in Foreign Currency                            --                --
----------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                     $38,896          $158,733
----------------------------------------------------------------------------------------------------------

(1) See Note 3 in the Notes to the Financial Statements.
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
194     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                                  SMALL/MID              CORE
                                                                        CAP             FIXED             LONG          EXTENDED
                                                                     EQUITY            INCOME         DURATION          DURATION
                                                                       FUND              FUND             FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                       $  7,050          $    233          $    --           $    --
   Dividends from Affiliated Registered Investment Company (1)        1,459             2,207               84               128
   Interest Income                                                       42           131,724            4,820             7,136
   Income from Securities Lending                                       387               826               --                --
   Less: Foreign Taxes Witheld                                          (12)               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                            8,926           134,990            4,904             7,264
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                           4,263             7,522              259               371
   Administration Fees                                                  328             1,254               43                62
   Trustee Fees                                                           8                29                1                 1
   Custodian/Wire Agent Fees                                             45               160                5                 6
   Professional Fees                                                     23                86                3                 4
   Printing Fees                                                         11                42                2                 2
   Registration Fees                                                      6                22               --                 1
   Interest Expense on Reverse Repurchase Agreements                     --                --               --                --
   Dividend Expense                                                      --                --               --                --
   Interest Expense on Short Sales                                       --                --               --                --
   Other Expenses                                                        15                59               16                19
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                     4,699             9,174              329               466
------------------------------------------------------------------------------------------------------------------------------------
   Less:
     Waiver of Investment Advisory Fees                              (1,092)           (4,410)            (113)             (156)
     Waiver of Administration Fees                                     (328)           (1,254)             (43)              (62)
     Fees Paid Indirectly (1)                                          (137)               --               --                --
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                          3,142             3,510              173               248
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 5,784           131,480            4,731             7,016
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Investments                                                     20,076            11,903             (229)              (50)
     Affiliated Investments                                              --                --               --                --
     Securities Sold Short                                               --                --               --                --
     Futures Contracts                                                 (667)           (2,070)              --                --
     Written Options                                                     --               902               --                --
     Swap Contracts                                                      --               (80)            (293)             (745)
     Foreign Currency Transactions                                       --              (412)              --                --
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                     94,316           152,788            2,127             3,375
     Affiliated Investments                                              --                --               --                --
     Securities Sold Short                                               --                --               --                --
     Futures Contracts                                                3,919             7,090               --                --
     Written Options                                                     --              (140)              --                --
     Swap Contracts                                                      --                85           11,462            41,688
     Foregin Cap Gain Tax                                                --                --               --                --
     Foreign Currency and Translation of Other Assets and
       Liabilities Denominated in Foreign Currency                       --             1,398               --                --
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                               $123,428          $302,944          $17,798           $51,284
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        EMERGING
                                                                 HIGH YIELD     INTERNATIONAL     WORLD EQUITY           MARKETS
                                                                       BOND            EQUITY            EX-US              DEBT
                                                                       FUND              FUND             FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                       $  1,021          $ 19,158         $ 11,126           $    10
   Dividends from Affiliated Registered Investment Company (1)        1,246               503            1,162                --
   Interest Income                                                   36,775             5,074            5,021            17,727
   Income from Securities Lending                                       213               622              246                45
   Less: Foreign Taxes Witheld                                           --            (1,053)            (852)               --
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                           39,255            24,304           16,703            17,782
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                           2,256             4,235            3,167             2,298
   Administration Fees                                                  230               419              288               135
   Trustee Fees                                                           6                10                6                 1
   Custodian/Wire Agent Fees                                             23               492              293                28
   Professional Fees                                                     17                29               18                10
   Printing Fees                                                          8                14                8                 5
   Registration Fees                                                      5                 3               17                 4
   Interest Expense on Reverse Repurchase Agreements                     --             1,345            1,225                --
   Dividend Expense                                                      --                --               --                --
   Interest Expense on Short Sales                                       --                --               --                --
   Other Expenses                                                         5                39               29                14
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                     2,550             6,586            5,051             2,495
------------------------------------------------------------------------------------------------------------------------------------
   Less:
     Waiver of Investment Advisory Fees                                (709)           (1,950)            (248)             (871)
     Waiver of Administration Fees                                     (230)             (419)            (288)             (135)
     Fees Paid Indirectly (1)                                            --               (20)             (12)               --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                       1,611             4,197            4,503             1,489
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                             37,644            20,107           12,200            16,293
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Investments                                                     (3,055)          113,667           13,953              (997)
     Affiliated Investments                                              --                --               --                --
     Securities Sold Short                                               --                --               --                --
     Futures Contracts                                                   55             4,737            6,528              (112)
     Written Options                                                     --                57                3                --
     Swap Contracts                                                      --               751              765               140
     Foreign Currency Transactions                                       --            (2,262)          (1,826)             (415)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
     Investments                                                     13,370            32,191          112,318            41,995
     Affiliated Investments                                              --                --               --                --
     Securities Sold Short                                               --                --               --                --
     Futures Contracts                                                   89             2,587            4,409               (30)
     Written Options                                                     --               (18)             (20)               --
     Swap Contracts                                                      --               142              323               589
     Foregin Cap Gain Tax                                                --                 7             (117)               --
     Foreign Currency and Translation of Other Assets and
       Liabilities Denominated in Foreign Currency                       --             7,562            4,883              (256)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                $48,103          $179,528         $153,419           $57,207
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     195

Statements of Changes in Net Assets ($ Thousands)


For the period ended November 30, 2006 (Unaudited) and the year ended May 31, 2006

                                                                                      LARGE CAP                   LARGE CAP
                                                                                     DISCIPLINED                  DIVERSIFIED
                                                      LARGE CAP FUND                 EQUITY FUND                 ALPHA FUND(3)
------------------------------------------------------------------------------------------------------------------------------------
                                                   6/1/06        6/1/05         6/1/06        6/1/05        6/1/06        2/28/06
                                                 to 11/30/06   to 5/31/06     to 11/30/06   to 5/31/06    to 11/30/06   to 5/31/06
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net Investment Income                           $   5,803   $    17,264      $   68,254   $   90,360      $  1,743     $    604
  Net Realized Gain (Loss) from Investments,
    Affiliated Investments, Securities Sold Short,
    Written Options, Futures Contracts and
    Swap Contracts                                   21,339       181,097(4)       24,045      265,538        (1,725)         855
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                         --            --             108       (1,945)           --           --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments, Affiliated
    Investments, Securities Sold Short, Written
    Options, Futures Contracts and Swap Contracts    49,703       (59,095)        514,174       18,798        20,599       (2,457)
  Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Cap Gain Tax               --            --              --           --            --           --
  Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency
    Transactions                                         --            --            (326)         (53)           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                        76,845       139,266         606,255      372,698        20,617         (998)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
    Class A                                          (6,525)      (19,617)        (60,903)     (77,248)       (1,292)        (167)
  Net Realized Gains:
    Class A                                              --            --              --     (203,409)           --           --
    Class T                                              --            --              --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                  (6,525)      (19,617)        (60,903)    (280,657)       (1,292)        (167)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
    Proceeds from Shares Issued                      16,318        64,999       1,604,907(2) 1,990,928(2)    264,229(2)   154,549
    Reinvestment of Dividends & Distributions         6,503        18,627          60,106      278,155           966          117
    Cost of Shares Redeemed                        (213,325)   (1,153,807)(6)    (480,820)    (954,069)      (59,802)     (14,455)
------------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                      (190,504)   (1,070,181)      1,184,193    1,315,014       205,393      140,211
------------------------------------------------------------------------------------------------------------------------------------
  CLASS T:
    Proceeds from Shares Issued                          --             --             --           --            --           --
    Reinvestment of Dividends & Distributions            --             --             --           --            --           --
    Cost of Shares Redeemed                              --           (36)             --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets Derived
    from Class T Transactions                            --           (36)             --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                (190,504)   (1,070,217)      1,184,193    1,315,014       205,393      140,211
------------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets            (120,184)     (950,568)      1,729,545    1,407,055       224,718      139,046
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                               801,217     1,751,785       4,938,416    3,531,361       139,046           --
------------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                   $ 681,033   $   801,217      $6,667,961   $4,938,416      $363,764     $139,046
------------------------------------------------------------------------------------------------------------------------------------
  Undistributed (Distribution in Excess of)
    Net Investment Income Included in
    Net Assets at Period End                      $   1,961   $     2,683      $   30,846   $   23,495      $    920     $    469
------------------------------------------------------------------------------------------------------------------------------------

(1) See Note 4 in the Notes to Financial Statements for additional information.
(2) Includes subscriptions as a result of an in-kind transfers of securities (see Note 8).
(3) The Large Cap Diversified Alpha Fund commenced operations on February 28, 2006.
(4) Includes realized gain of $49,349 ($Thousands) due to in-kind redemptions (see Note 8).
(5) Includes realized gain of $4,232 ($Thousands) due to in-kind redemptions (see Note 8).
(6) Includes redemptions as a result of in-kind transfer of securities
    (see Note 8).
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
196     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

------------------------------------------------------------------------------------------------------------

                                                         LARGE CAP
                                                         INDEX FUND               SMALL CAP FUND
------------------------------------------------------------------------------------------------------------
                                                   6/1/06        6/1/05          6/1/06      6/1/05
                                                 to 11/30/06   to 5/31/06      to 11/30/06  to 5/31/06
------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net Investment Income                            $  3,432     $  6,331       $    6,335   $    8,079
  Net Realized Gain (Loss) from Investments,
    Affiliated Investments, Securities Sold Short,
    Written Options, Futures Contracts and
    Swap Contracts                                    1,112        4,064           73,341      252,103(5)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                         --           --              (24)          (7)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments, Affiliated
    Investments, Securities Sold Short, Written
    Options, Futures Contracts and Swap Contracts    34,352       18,810           79,081       46,908
  Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Cap Gain Tax               --           --               --           --
  Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency
    Transactions                                         --           --               --           --

------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                        38,896       29,205          158,733      307,083
------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
    Class A                                          (3,565)      (5,960)          (8,870)      (6,512)
  Net Realized Gains:
    Class A                                              --       (3,638)              --     (132,939)
    Class T                                              --           --               --           (4)
------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                  (3,565)      (9,598)          (8,870)    (139,455)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
    Proceeds from Shares Issued                      11,383       89,506          141,685      553,160(2)
    Reinvestment of Dividends & Distributions         3,415        8,989            8,512      132,742
    Cost of Shares Redeemed                         (41,657)     (71,721)        (184,231)    (513,260)(6)
------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                       (26,859)      26,774          (34,034)     172,642
------------------------------------------------------------------------------------------------------------
  CLASS T:
    Proceeds from Shares Issued                          --           --               --           --
    Reinvestment of Dividends & Distributions            --           --               --            3
    Cost of Shares Redeemed                              --           --               --         (117)
------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets Derived
    from Class T Transactions                            --           --               --         (114)
------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                 (26,859)      26,774          (34,034)     172,528
------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets               8,472       46,381          115,829      340,156
------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                               367,084      320,703        1,951,138    1,610,982
------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                    $375,556     $367,084       $2,066,967   $1,951,138
------------------------------------------------------------------------------------------------------------
  Undistributed (Distribution in Excess of)
    Net Investment Income Included in
    Net Assets at Period End                       $  1,300     $  1,433       $    1,040   $    3,575
------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------

                                                       SMALL/MID CAP                 CORE FIXED
                                                        EQUITY FUND                  INCOME FUND
------------------------------------------------------------------------------------------------------------
                                                   6/1/06        6/1/05          6/1/06      6/1/05
                                                 to 11/30/06   to 5/31/06      to 11/30/06  to 5/31/06
------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net Investment Income                          $    5,784    $    7,380      $  131,480   $   202,566
  Net Realized Gain (Loss) from Investments,
    Affiliated Investments, Securities Sold Short,
    Written Options, Futures Contracts and
    Swap Contracts                                   19,409       122,485          10,655       (66,645)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                         --           (30)            (412)         (32)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments, Affiliated
    Investments, Securities Sold Short, Written
    Options, Futures Contracts and Swap Contracts    98,235        32,495         159,823      (136,030)
  Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Cap Gain Tax               --           --               --            --
  Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency
    Transactions                                         --           --            1,398        (1,399)

------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                       123,428       162,330         302,944        (1,476)
------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
    Class A                                          (6,188)       (6,272)       (131,684)     (210,525)
  Net Realized Gains:
    Class A                                              --       (48,124)             --        (3,202)
    Class T                                              --           --               --            --
------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                  (6,188)      (54,396)       (131,684)     (213,727)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
    Proceeds from Shares Issued                     330,102       560,033(2)      990,295     1,519,017
    Reinvestment of Dividends & Distributions         6,142        54,236         128,082       207,316
    Cost of Shares Redeemed                        (114,259)     (274,460)       (479,778)   (1,129,976)
------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                       221,985       339,809         638,599       596,357
------------------------------------------------------------------------------------------------------------
  CLASS T:
    Proceeds from Shares Issued                          --           --               --            --
    Reinvestment of Dividends & Distributions            --           --               --            --
    Cost of Shares Redeemed                              --           --               --            --
------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets Derived
    from Class T Transactions                            --           --               --            --
------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                 221,985       339,809         638,599       596,357
------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets             339,225       447,743         809,859       381,154
------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                             1,216,640       768,897       4,646,403     4,265,249
------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                  $1,555,865    $1,216,640      $5,456,262   $ 4,646,403
------------------------------------------------------------------------------------------------------------
  Undistributed (Distribution in Excess of)
    Net Investment Income Included in
    Net Assets at Period End                     $    1,726    $    2,130      $     (158)  $        46
------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     197

Statements of Changes in Net Assets ($ Thousands)


For the period ended November 30, 2006 (Unaudited) and the year ended May 31, 2006

------------------------------------------------------------------------------------------------------------------

                                                              LONG                         EXTENDED
                                                            DURATION                       DURATION
                                                              FUND                           FUND
------------------------------------------------------------------------------------------------------------------
                                                       6/1/06       6/1/05           6/1/06        6/1/05
                                                    to 11/30/06   to 5/31/06       to 11/30/06   to 5/31/06
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                              $   4,731      $  6,234        $  7,016      $  8,976
  Net Realized Gain (Loss) from Investments,
    Written Options, Futures Contracts and
    Swap Contracts                                        (522)       (1,715)           (795)       (2,264)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                            --            --              --            --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments, Written Options,
  Futures Contracts and Swap Contracts                  13,589       (14,378)         45,063       (49,207)
  Net Change in Unrealized Depreciation on
  Foreign Capital Gains Tax                                 --            --              --            --
  Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency Transactions         --            --              --            --
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
    Net Assets Resulting from Operations                17,798        (9,859)         51,284       (42,495)
------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income
    Class A                                             (4,406)       (7,087)         (6,302)      (12,291)
  Net Realized Gains:
    Class A                                                 --        (1,170)             --        (4,323)
------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                     (4,406)       (8,257)         (6,302)      (16,614)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
    Proceeds from Shares Issued                          1,479       119,916          60,628       135,387
    Reinvestment of Dividends and Distributions          4,406         8,257           6,302        16,614
    Cost of Shares Redeemed                             (1,752)      (20,787)         (8,653)      (24,748)
------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                            4,133       107,386          58,277       127,253
------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                      4,133       107,386          58,277       127,253
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets                 17,525        89,270         103,259        68,144
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                                  165,324        76,054         222,923       154,779
------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                       $182,849      $165,324        $326,182      $222,923
------------------------------------------------------------------------------------------------------------------
  Undistributed (Distributions in excess of) Net
    Investment Income Included in Net Assets
    at Period End                                     $   (548)     $   (873)       $   (884)     $ (1,598)
------------------------------------------------------------------------------------------------------------------

(1) See Note 4 in the Notes to Financial Statements for additional information.
(2) The High Yield Bond Fund commenced operations on December 5, 2005.
(3) The Emerging Markets Debt Fund commenced operations on December 5, 2005. Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
198     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

------------------------------------------------------------------------------------------------------------------


                                                            HIGH YIELD                   INTERNATIONAL
                                                            BOND FUND(2)                  EQUITY FUND
------------------------------------------------------------------------------------------------------------------
                                                       6/1/06      12/5/05           6/1/06       6/1/05
                                                    to 11/30/06   to 5/31/06       to 11/30/06  to 5/31/06
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                             $   37,644      $ 27,355      $   20,107    $   38,858
  Net Realized Gain (Loss) from Investments,
    Written Options, Futures Contracts and
    Swap Contracts                                      (3,000)        4,576         119,212       347,429
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                            --            --          (2,262)        4,671
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments, Written Options,
  Futures Contracts and Swap Contracts                  13,459          (386)         34,902        63,376
  Net Change in Unrealized Depreciation on
  Foreign Capital Gains Tax                                 --            --               7           (38)
  Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency Transactions         --            --           7,562          (277)
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
    Net Assets Resulting from Operations                48,103        31,545         179,528       454,019
------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income
    Class A                                            (37,622)      (27,352)             --       (49,222)
  Net Realized Gains:
    Class A                                                 --            --              --       (14,153)
------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                    (37,622)      (27,352)             --       (63,375)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
    Proceeds from Shares Issued                        199,301       896,573          72,109       241,196
    Reinvestment of Dividends and Distributions         36,705        26,937              --        61,850
    Cost of Shares Redeemed                            (65,799)      (65,332)       (128,535)     (713,959)
------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                          170,207       858,178         (56,426)     (410,913)
------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                    170,207       858,178         (56,426)     (410,913)
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets                180,688       862,371         123,102       (20,269)
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                                  862,371            --       1,656,985     1,677,254
------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                     $1,043,059      $862,371      $1,780,087    $1,656,985
------------------------------------------------------------------------------------------------------------------
  Undistributed (Distributions in excess of) Net
    Investment Income Included in Net Assets
    at Period End                                   $       25      $     3       $   47,196    $   27,089
------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------


                                                           WORLD EQUITY               EMERGING MARKETS
                                                            EX-US FUND                  DEBT FUND(3)
------------------------------------------------------------------------------------------------------------------
                                                      6/1/06        6/1/05           6/1/06         12/5/05
                                                    to 11/30/06    to 5/31/06     to 11/30/06     to 5/31/06
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                              $  12,200     $  13,042        $ 16,293       $ 9,698
  Net Realized Gain (Loss) from Investments,
    Written Options, Futures Contracts and
    Swap Contracts                                      21,249        49,169            (969)        2,977
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                        (1,826)        4,234            (415)           12
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments, Written Options,
  Futures Contracts and Swap Contracts                 117,030        88,398          42,554       (16,620)
  Net Change in Unrealized Depreciation on
  Foreign Capital Gains Tax                               (117)         (109)             --            --
  Net Change in Unrealized Appreciation
    (Depreciation) on Foreign Currency Transactions      4,883          (484)           (256)          486
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
    Net Assets Resulting from Operations               153,419       154,250          57,207        (3,447)
------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income
    Class A                                                 --        (5,570)        (13,127)       (5,375)
  Net Realized Gains:
    Class A                                                 --          (572)             --            --
------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                         --        (6,142)        (13,127)       (5,375)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
    Proceeds from Shares Issued                        582,749       663,123         136,856       523,743
    Reinvestment of Dividends and Distributions             --         5,899          12,798         5,250
    Cost of Shares Redeemed                           (103,972)     (142,944)        (26,750)      (40,363)
------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                          478,777       526,078         122,904       488,630
------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                    478,777       526,078         122,904       488,630
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets                632,196       674,186         166,984       479,808
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                                  908,582       234,396         479,808            --
------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                     $1,540,778     $ 908,582        $646,792      $479,808
------------------------------------------------------------------------------------------------------------------
  Undistributed (Distributions in excess of) Net
    Investment Income Included in Net Assets
    at Period End                                   $   27,777     $  15,577        $  7,620      $  4,454
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     199

Financial Highlights


For the period ended November 30, 2006 (Unaudited) and the years or periods ended May 31,
For a share outstanding throughout each period

------------------------------------------------------------------------------------------------------------------------------------
                                       Net Realized
                                                and                                           Distributions
        Net Asset                        Unrealized                            Dividends               from                 Total
           Value,            Net              Gains              Total          from Net           Realized             Dividends
        Beginning     Investment        (Losses) on               from        Investment            Capital                   and
        of Period         Income         Securities         Operations            Income              Gains         Distributions
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
CLASS A
2006*     $ 16.93          $0.13(5)          $ 1.58(5)          $ 1.71            $(0.14)           $    --                $(0.14)
2006        15.53           0.24(5)            1.44(5)            1.68             (0.28)                --                 (0.28)
2005        14.47           0.25(5)            1.05(5)            1.30             (0.24)                --                 (0.24)
2004        12.41           0.18(5)            2.09(5)            2.27             (0.21)                --                 (0.21)
2003        13.82           0.16(5)           (1.41)(5)          (1.25)            (0.16)                --                 (0.16)
2002        16.31           0.15              (2.48)             (2.33)            (0.16)                --                 (0.16)

LARGE CAP DISCIPLINED EQUITY FUND
CLASS A

2006*++    $12.36          $0.87(5)          $ 1.69(5)           $2.56            $(1.37)           $    --                $(1.37)
2006++      12.05           0.26(5)            0.85(5)            1.11             (0.22)             (0.58)                (0.80)
2005++      11.18           0.20(5)            0.94(5)            1.14             (0.18)             (0.09)                (0.27)
2004(1)     10.00           0.07(5)            1.25(5)            1.32             (0.06)             (0.08)                (0.14)

LARGE CAP DIVERSIFIED ALPHA FUND
CLASS A
2006*      $ 9.94          $0.09(5)           $0.87(5)           $0.96            $(0.07)           $    --                $(0.07)
2006(2)     10.00           0.04(5)           (0.09)(5)          (0.05)            (0.01)                --                 (0.01)

LARGE CAP INDEX FUND
CLASS A
2006*     $113.02          $1.09(5)          $11.30(5)          $12.39(5)         $(1.13)           $    --                $(1.13)
2006       106.24           2.06(5)            7.77(5)            9.83             (1.94)             (1.11)                (3.05)
2005        99.12           1.93(5)            7.20(5)            9.13             (1.82)             (0.19)                (2.01)
2004+++     84.90           1.50(5)           14.28(5)           15.78             (1.37)             (0.19)                (1.56)
2003+++     93.40           1.10              (8.50)(6)          (7.40)            (1.10)                --                 (1.10)
2002(3)+++ 100.00           0.20              (6.80)             (6.60)               --                 --                    --

SMALL CAP FUND
CLASS A
2006*     $ 15.52          $0.05(5)          $ 1.24(5)          $ 1.29            $(0.07)           $    --                $(0.07)
2006        14.27           0.07(5)            2.55(5)            2.62             (0.06)             (1.31)                (1.37)
2005        14.70           0.07(5)            1.38(5)            1.45             (0.05)             (1.83)                (1.88)
2004        11.60           0.06(5)            3.59(5)            3.65             (0.07)             (0.48)                (0.55)
2003        12.53           0.07(5)           (0.94)(5)          (0.87)            (0.06)                --                 (0.06)
2002        13.02           0.06              (0.45)             (0.39)            (0.07)             (0.03)                (0.10)

SMALL/MID CAP EQUITY FUND
CLASS A

2006*++    $13.38          $0.34(5)           $1.40(5)           $1.74            $(0.64)           $    --                $(0.64)
2006++      11.96           0.09(5)            1.97(5)            2.06             (0.08)             (0.56)                (0.64)
2005++      10.70           0.05(5)            1.38(5)            1.43             (0.05)             (0.12)                (0.17)
2004(4)++   10.00           0.02(5)            0.69(5)            0.71             (0.01)                --                 (0.01)






------------------------------------------------------------------------------------------------------------------------------------
                                                                          Ratio of
                                                                          Expenses           Ratio of
                                                                        to Average           Expenses
                                                                        Net Assets         to Average
                                                                        (Excluding         Net Assets     Ratio of Net
                                                    Ratio of Net         Fees Paid         (Excluding       Investment
        Net Asset                    Net Assets         Expenses        Indirectly          Fees Paid           Income     Portfolio
       Value, End      Total      End of Period       to Average     and including         Indirectly       to Average      Turnover
        of Period     Return+      ($Thousands)       Net Assets          Waivers)       and Waivers)       Net Assets         Rate+
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
CLASS A
2006*     $ 18.50      10.18%        $  681,033             0.26%             0.26%              0.47%            1.46%        25%
2006        16.93      10.87            801,217             0.25              0.26               0.48             1.47        103
2005        15.53       9.02          1,751,751             0.26              0.26               0.47             1.67         43
2004        14.47      18.37          1,787,850             0.26              0.26               0.48             1.34        109
2003        12.41      (8.98)         3,008,463             0.26              0.26               0.47             1.39         51
2002        13.82     (14.36)         2,938,135             0.26              0.26               0.47             1.03         65

LARGE CAP DISCIPLINED EQUITY FUND
CLASS A
2006*++    $13.55      10.82%        $6,667,961             0.23%(7)          0.23%(7)           0.48%(7)         2.41%        69%
2006++      12.36       9.33          4,938,416             0.24              0.24               0.47             2.10        140
2005++      12.05      10.26          3,531,361             0.31              0.31               0.47             1.69         71
2004(1)     11.18      13.23          2,285,041             0.33              0.33               0.47             1.33         67

LARGE CAP DIVERSIFIED ALPHA FUND
CLASS A
2006*      $10.83       9.72%        $  363,764             0.51%**           0.51%**            0.63%            1.80%        65%
2006(2)      9.94      (0.49)           139,046             0.45**            0.45**             0.66             1.70         47

LARGE CAP INDEX FUND
CLASS A
2006*     $124.28      11.04%        $  375,556             0.06%             0.06%              0.24%            1.87%         5%
2006       113.02       9.34            367,084             0.08              0.08               0.24             1.84         20
2005       106.24       9.29            320,703             0.13              0.13               0.24             1.89          8
2004+++     99.12      18.71            284,711             0.16              0.16               0.24             1.58          6
2003+++     84.90      (7.79)           142,612             0.20              0.20               0.25             1.67         12
2002(3)+++  93.40      (6.60)            39,763             0.20              0.20               0.39             1.30          1

SMALL CAP FUND
CLASS A
2006*      $16.74       8.36%        $2,066,967             0.52%             0.54%              0.72%            0.66%        53%
2006        15.52      18.93          1,951,138             0.52              0.54               0.72             0.44        119
2005        14.27       9.81          1,610,876             0.54              0.54               0.72             0.46         94
2004        14.70      31.76          1,309,254             0.54              0.54               0.72             0.45        135
2003        11.60      (6.83)         1,193,935             0.54              0.54               0.72             0.67         97
2002        12.53      (2.99)         1,102,199             0.54              0.54               0.71             0.54        115

SMALL/MID CAP EQUITY FUND
CLASS A
2006*++    $14.48       8.75%        $1,555,865             0.48%             0.50%              0.72%            0.88%        58%
2006++      13.38      17.51          1,216,640             0.50              0.53               0.72             0.69        123
2005++      11.96      13.38            768,897             0.62              0.62               0.72             0.47         98
2004(4)++   10.70       7.15            423,768             0.65              0.65               0.73             0.45         51

  * For the six-month period ended November 30, 2006 (Unaudited). All ratios for the period have been annualized.

 ** The expense ratio includes dividend and interest expenses. Had these expenses been excluded the ratio would have been 0.35%.

  + Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

 ++ Per share amounts have been adjusted for a 10 to 1 stock split paid to shareholders of record on November 16, 2006.

+++ Per share amounts have been adjusted for a 10 to 1 reverse stock split paid to shareholders of record on November 26, 2003.

(1) Commenced operations on August 28, 2003. All ratios for the period have been annualized.
(2) Commenced operations on February 28, 2006. All ratios for the period have been annualized.
(3) Commenced operations on April 1, 2002. All ratios for the period have been annualized.
(4) Commenced operations on December 15, 2003. All ratios for the period have been annualized.
(5) Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(6) The amount shown for the year ended May 31, 2003 for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(7) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.22%, 0.22%, and 0.46%, respectively.
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
200     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                       Net Realized
                                                and                                           Distributions
        Net Asset                        Unrealized                            Dividends               from                 Total
           Value,            Net              Gains              Total          from Net           Realized             Dividends
        Beginning     Investment        (Losses) on               from        Investment            Capital                   and
        of Period         Income         Securities         Operations            Income              Gains         Distributions
------------------------------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
CLASS A
2006*      $ 9.84          $0.26(3)          $ 0.34(3)          $ 0.60            $(0.26)           $    --                $(0.26)
2006        10.34           0.47(3)           (0.48)(3)          (0.01)            (0.48)             (0.01)                (0.49)
2005        10.19           0.41(3)            0.27(3)            0.68             (0.42)             (0.11)                (0.53)
2004        10.61           0.38(3)           (0.26)(3)           0.12             (0.40)             (0.14)                (0.54)
2003        10.27           0.50               0.60               1.10             (0.50)             (0.26)                (0.76)
2002        10.49           0.54               0.06               0.60             (0.54)             (0.28)                (0.82)

LONG DURATION FUND
CLASS A
2006*      $ 9.31          $0.27(3)          $ 0.73(3)          $ 1.00            $(0.25)           $    --                $(0.25)
2006        10.56           0.46(3)           (1.07)(3)          (0.61)            (0.54)             (0.10)                (0.64)
2005         9.77           0.42(3)            1.03(3)            1.45             (0.54)             (0.12)                (0.66)
2004(1)     10.00           0.05(3)           (0.23)(3)          (0.18)            (0.05)                --                 (0.05)

EXTENDED DURATION FUND
CLASS A
2006*      $ 8.86          $0.27(3)          $ 1.68(3)          $ 1.95            $(0.24)           $    --                $(0.24)
2006        11.96           0.48(3)           (2.68)(3)          (2.20)            (0.68)             (0.22)                (0.90)
2005         9.53           0.43(3)            2.84(3)            3.27             (0.84)                --                 (0.84)
2004(1)     10.00           0.05(3)           (0.44)(3)          (0.39)            (0.08)                --                 (0.08)

HIGH YIELD BOND FUND
CLASS A
2006(2)*   $10.08          $0.41(3)          $ 0.10(3)          $ 0.51            $(0.41)           $    --                $(0.41)
2006(2)     10.00           0.40(3)            0.08(3)            0.48             (0.40)                --                 (0.40)

INTERNATIONAL EQUITY FUND
CLASS A
2006*      $14.05          $0.17(3)          $ 1.39(3)          $ 1.56            $   --            $    --               $    --
2006        11.15           0.29(3)            3.09(3)            3.38             (0.37)             (0.11)                (0.48)
2005        10.06           0.23(3)            1.16(3)            1.39             (0.30)                --                 (0.30)
2004         7.76           0.18(3)            2.28(3)            2.46             (0.16)                --                 (0.16)
2003         9.21           0.13              (1.46)             (1.33)            (0.12)                --                 (0.12)
2002        10.34           0.11              (1.14)             (1.03)            (0.10)                --                 (0.10)

WORLD EQUITY EX-US FUND
CLASS A
2006*      $12.99          $0.14(3)          $ 1.47(3)          $ 1.61            $   --            $    --               $    --
2006         9.81           0.27(3)            3.01(3)            3.28             (0.09)             (0.01)                (0.10)
2005(4)     10.00           0.07(3)           (0.26)(3)          (0.19)               --                 --                    --

EMERGING MARKETS DEBT FUND
CLASS A
2006(2)*   $ 9.97          $0.31(3)           $0.77(3)          $ 1.08            $(0.25)           $    --                $(0.25)
2006(2)     10.00           0.27(3)           (0.17)(3)           0.10             (0.13)                --                 (0.13)




------------------------------------------------------------------------------------------------------------------------------------
                                                                          Ratio of
                                                                          Expenses           Ratio of
                                                                        to Average           Expenses
                                                                        Net Assets         to Average
                                                                        (Excluding         Net Assets     Ratio of Net
                                                    Ratio of Net         Fees Paid         (Excluding       Investment
        Net Asset                    Net Assets         Expenses        Indirectly          Fees Paid           Income     Portfolio
       Value, End       Total     End of Period       to Average     and including         Indirectly       to Average      Turnover
        of Period      Return+     ($Thousands)       Net Assets          Waivers)       and Waivers)       Net Assets         Rate+
------------------------------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
CLASS A
2006*      $10.18       6.20%        $5,456,262             0.14%             0.14%              0.37%            5.02%       215%
2006         9.84      (0.09)         4,646,403             0.14              0.14               0.37             4.62        545
2005        10.34       6.77          4,265,249             0.15              0.15               0.37             3.94        615
2004        10.19       1.13          3,074,873             0.19**            0.19**             0.38             3.62        532
2003        10.61      11.10          2,431,368             0.18              0.18               0.37             4.79        436
2002        10.27       6.43          2,354,581             0.18              0.18               0.36             5.67        365

LONG DURATION FUND
CLASS A
2006*      $10.06      10.83%          $182,849             0.20%             0.20%              0.38%            5.56%        50%
2006         9.31      (6.08)           165,324             0.20              0.20               0.39             4.69        113
2005        10.56      15.26             76,054             0.20              0.20               0.41             4.05        449
2004(1)      9.77      (1.78)             6,317             0.20              0.20               0.57             5.02         31

EXTENDED DURATION FUND
CLASS A
2006*     $ 10.57      22.33%         $ 326,182             0.20%             0.20%              0.38%            5.73%        67%
2006         8.86     (19.24)           222,923             0.20              0.20               0.39             4.64        170
2005        11.96      35.74            154,779             0.20              0.20               0.41             3.99        379
2004(1)      9.53      (3.88)            27,787             0.20              0.20               0.44             5.17         42

HIGH YIELD BOND FUND
CLASS A
2006(2)*   $10.18       5.20%        $1,043,059             0.35%             0.35%              0.55%            7.97%        47%
2006(2)     10.08       4.85            862,371             0.35              0.35               0.57             8.15         58

INTERNATIONAL EQUITY FUND
CLASS A
2006*      $15.61      11.10%        $1,780,087             0.50%(5)          0.50%(5)           0.79%(5)         2.40%        84%
2006        14.05      30.77          1,656,985             0.36              0.36               0.63             2.30        116
2005        11.15      13.73          1,677,254             0.43              0.43               0.58             2.12         48
2004        10.06      31.73          1,391,076             0.48              0.48               0.65             1.92         80
2003         7.76     (14.43)         1,176,097             0.48              0.48               0.68             1.85         58
2002         9.21      (9.93)         1,259,408             0.48              0.48               0.66             1.30         84

WORLD EQUITY EX-US FUND
CLASS A
2006*      $14.60      12.39%        $1,540,778             0.78%(6)          0.78%(6)           0.88%(6)         2.12%        73%
2006        12.99      33.52            908,582             0.60              0.61               0.76             2.22        104
2005(4)      9.81      (1.90)           234,396             0.60              0.60               0.70             4.35         15

EMERGING MARKETS DEBT FUND
CLASS A
2006(2)*   $10.80      11.02%          $646,792             0.55%             0.55%              0.92%            6.03%        54%
2006(2)      9.97       1.00            479,808             0.55              0.55               0.95             5.43         51

 * For the six-month period ended November 30, 2006 (Unaudited). All ratios for the period have been annualized.

** The expense ratio includes the litigation fees paid. Had these fees been excluded the ratio would have been 0.18%.

 + Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(1) Commenced operations on April 21, 2004. All ratios for the period have been annualized.
(2) Commenced operations on December 5, 2005. All ratios for the period have been annualized.
(3) Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(4) Commenced operations on March 28, 2005. All ratios for the period have been annualized.
(5) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.34%, 0.34%, and 0.63%, respectively.
(6) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.57%, 0.57%, and 0.66%, respectively. The expense ratio includes waiver for interest expense on reverse repurchase agreements. Had this waiver been excluded, the ratios would have been 0.60%, 0.60%, and 0.69%, respectively.
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     201

Notes to Financial Statements (Unaudited)
NOVEMBER 30, 2006




1. ORGANIZATION

SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company currently offering 13 Funds: The Large Cap, Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap Index, Small Cap, Small/Mid Cap Equity, Core Fixed Income, Long Duration, Extended Duration, High Yield Bond, International Equity, World Equity Ex-US and Emerging Markets Debt Funds (each a "Fund," collectively, the "Funds") each of which are diversified Funds with the exception of the Emerging Markets Debt Fund. The Trust is registered to offer Class A shares of all Funds. The Trust was registered to offer Class T Shares of Large Cap and Small Cap Funds. On October 31, 2005, the Funds' Board of Trustees approved the closing of Class T Shares. Class T Shares were closed on January 24, 2006. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies, and strategies.

On September 22, 2006, the Board of Trustees of the Funds approved the establishment of the Real Return Plus Fund and Enhanced Income Fund. The Real Return Plus Fund and Enhanced Income Fund both commenced operations on December 15, 2006.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates


--------------------------------------------------------------------------------
202     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006
net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The International Equity and World Equity Ex-US Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds that hold international securities will value the non-U.S. securities in their fund that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the


Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS -- The International Equity and World Equity Ex-US Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Reverse Repurchase agreements outstanding as of November 30, 2006 were as follows:

                   Principal
                      Amount                                               Value
Fund           ($ Thousands)               Counterparty            ($ Thousands)
--------------------------------------------------------------------------------
International                           Liquid Funding Ltd.,
Equity Fund          $35,935           5.380%, Due 12/27/06          $35,935

World Equity                            Liquid Funding Ltd.,
Ex-US Fund            34,294          5.380%, Due 12/27/06            34,294


COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with U.S. Bank NA, (formerly known as Wachovia Bank, N.A.) the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with U.S. Bank NA on the following day.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     203

NOVEMBER 30, 2006

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Large Cap Disciplined Equity, Small Cap, Small/Mid Cap Equity, Core Fixed Income, International Equity, World Equity Ex-US and Emerging Markets Debt Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At November 30, 2006, the Small Cap and Small/Mid Cap Equity Funds did not have any forward foreign currency contracts outstanding.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.

FUTURES CONTRACTS -- Each of the Funds utilized futures contracts during the six month period ended November 30, 2006 with the exception of the Long Duration and Extended Duration Funds. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.

OPTIONS WRITTEN/PURCHASED -- The Large Cap Disciplined Equity, Core Fixed Income, International Equity and World Equity Ex-US Funds invest in financial options contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Large Cap, Large Cap Diversified Alpha, Large Cap Index, Small Cap, Small/Mid Cap Equity, Long Duration, Extended Duration, High Yield Bond and Emerging Markets Debt Funds also may invest in financial options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
204     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

Written options transactions entered into during the six month period ended November 30, 2006 are summarized as follows:

                           Large Cap Disciplined               Core Fixed
                                Equity Fund                   Income Fund
--------------------------------------------------------------------------------
                         Number of        Premium      Number of         Premium
                         Contracts  ($ Thousands)      Contracts   ($ Thousands)
--------------------------------------------------------------------------------
Balance at
  the beginning of period    1,034           $530            669            $471
Written                        178             11          2,813           1,165
Expired                       (662)          (155)        (1,598)           (662
Closing buys                    --             --           (888)           (417
--------------------------------------------------------------------------------
Balance at
  the end of period            550           $386            996            $557
--------------------------------------------------------------------------------


                              International                  World Equity
                               Equity Fund                    Ex-US Fund
--------------------------------------------------------------------------------
                         Number of       Premium       Number of         Premium
                         Contracts  ($ Thousands)      Contracts   ($ Thousands)
--------------------------------------------------------------------------------
Balance at
  the beginning of period      260           $118            100            $70
Written                         37              2             46              3
Expired                       (207)           (57)           (46)            (3)
Closing buys                    --             --             --             --
--------------------------------------------------------------------------------
Balance at
  the end of period             90           $ 63            100            $70
--------------------------------------------------------------------------------

At November 30, 2006 the Funds had cash and/or securities at least equal to the value of written options.

SECURITIES SOLD SHORT -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Credit-default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swaps. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered
Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Fund's exposure to interest rates. Payments received or made are recorded as realized gains or loss. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Fund's portfolio. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect the Fund's value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     205

NOVEMBER 30, 2006

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Net Assets or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

FORWARD TREASURY COMMITMENTS -- The Funds may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. The Funds may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance

DELAYED DELIVERY TRANSACTIONS -- The Large Cap Disciplined Equity, Large Cap Diversified Alpha, Core Fixed Income, International Equity and World Equity Ex-US Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

COLLATERALIZED DEBT OBLIGATIONS -- The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap Index, Small Cap, Small/Mid Cap Equity, and Emerging Markets Debt Funds; declared daily and paid monthly for the Core Fixed Income, Long Duration, Extended Duration and High Yield Bond Funds; and declared and paid at least annually for the International Equity and World Equity Ex-US Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.


--------------------------------------------------------------------------------
206     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

RESTRICTED SECURITIES -- At November 30, 2006, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at November 30, 2006, were as follows:

                              Number  Acquisition      Right to           Cost   Market Value  % of Net
                           of Shares         Date  Acquire Date  ($ Thousands)  ($ Thousands)    Assets
------------------------------------------------------------------------------------------------------------------
SMALL CAP FUND
   Parkervision Warrants       7,500      6/20/05       6/20/05         $   16         $   24      0.00%
   Parkervision Warrants       8,250      3/28/06       3/28/06             --             27      0.00
   SpatiaLight                88,000      1/12/06       1/12/06            198            139      0.01
   Synenco Energy             27,419      8/24/05       8/24/05            317            402      0.02
   Na Oil Sands              245,500      5/31/06       5/31/06          2,681          2,580      0.12
                                                                        ------         ------      ----
                                                                        $3,212         $3,172      0.15%
SMALL/MID CAP EQUITY FUND
   Parkervision Warrants       6,250      6/20/05       6/20/05         $   13         $   21      0.00%
   Parkervision Warrants      14,500      3/28/06       3/28/06             --             46      0.00
   SpatiaLight                59,000      1/12/06       1/12/06            133             93      0.01
   Synenco Energy             12,051      8/24/05       8/24/05            140            177      0.01
   Na Oil Sands              160,000      5/31/06       5/31/06          1,748          1,681      0.11
                                                                        ------         ------      ----
                                                                        $2,034         $2,018      0.13%

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS ("REITS") -- Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.


3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
ADMINISTRATION AND TRANSFER AGENCY AGREEMENTS --The Trust and SEI Investments Global Funds Services (formerly SEI Investments Fund Management) (the "Administrator") are parties to an Amended and Restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the six month period ended November 30, 2006, and until further notice, the Administrator has voluntarily agreed to waive all of its fee.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, effective October 1, 2005, the advisory fee and voluntary expense limitations for Class A of each Fund are as follows:

--------------------------------------------------------------------------------
                                         Advisory       Voluntary Expense
                                             Fees             Limitations
--------------------------------------------------------------------------------
Large Cap Fund                              0.400%                  0.260%
Large Cap Disciplined Equity Fund           0.400                   0.220
Large Cap Diversified Alpha Fund            0.400                   0.350
Large Cap Index Fund                        0.170                   0.060
Small Cap Fund                              0.650                   0.540
Small/Mid Cap Equity Fund                   0.650                   0.500
Core Fixed Income Fund                      0.300                   0.140
Long Duration Fund                          0.300                   0.200
Extended Duration Fund                      0.300                   0.200
High Yield Bond Fund                        0.490                   0.350
International Equity Fund                   0.505                   0.340
World Equity Ex-US Fund                     0.550                   0.600
Emerging Markets Debt Fund                  0.850                   0.550


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     207

NOVEMBER 30, 2006

As of November 30, 2006, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:


--------------------------------------------------------------------------------

Investment Sub-Adviser
--------------------------------------------------------------------------------
LARGE CAP FUND
AllianceBernstein L.P.
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
Enhanced Investment Technologies,
   LLC (Intech)
Goldman Sachs Asset Management
LSV Asset Management
Montag & Caldwell, Inc.
Quantitative Management Associates, LLC

LARGE CAP DISCIPLINED EQUITY FUND
AlphaSimplex Group, LLC
Analytic Investors, Inc.
Enhanced Investment Technologies,
   LLC (Intech)
Quantitative Management Associates, LLC
Smith Breeden Associates, Inc.

LARGE CAP DIVERSIFIED ALPHA FUND
Analytic Investors, Inc.
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
Enhanced Investment Technologies,
   LLC (Intech)
Quantitative Management Associates, LLC
Smith Breeden Associates, Inc.

LARGE CAP INDEX FUND
SSgA Funds Management, Inc.

SMALL CAP FUND
Artisan Partners Limited Partnership
BlackRock Capital Management, Inc.
David J. Greene and Company, LLC
Delaware Management Company
Integrity Asset Management, LLC
Lee Munder Investments Ltd.
Los Angeles Capital Management
   and Equity Research, Inc.
LSV Asset Management
Martingale Asset Management, L.P.
Mazama Capital Management, Inc.
McKinley Capital Management Inc.
PanAgora Asset Management, Inc.
Robeco U.S.A. Inc.
Security Capital Research and
   Management Incorporated
Wellington Management Company, LLP

--------------------------------------------------------------------------------

Investment Sub-Adviser
--------------------------------------------------------------------------------
SMALL/MID CAP EQUITY FUND
BlackRock Capital Management, Inc.
Delaware Management Company
Integrity Asset Management, LLC
Lee Munder Investments, Ltd.
Los Angeles Capital Management
   and Equity Research, Inc.
LSV Asset Management
Martingale Asset Management, L.P.
Mazama Capital Management, Inc.
PanAgora Asset Management, Inc.
Security Capital Research and
   Management Incorporated
Wellington Management Company, LLP

CORE FIXED INCOME FUND
ING Investment Management Co.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited

LONG DURATION FUND
Metropolitan West Asset Management LLC

EXTENDED DURATION FUND
Metropolitan West Asset Management LLC

HIGH YIELD BOND FUND
ING Investment Management Co.
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management LLC
Nomura Corporate Research &
   Asset Management, Inc.

INTERNATIONAL EQUITY FUND
AllianceBernstein L.P.
AXA Rosenberg Investment Management, Inc.
Capital Guardian Trust Company
Fuller & Thaler Asset Management, Inc.
McKinley Capital Management Inc.
Quantitative Management Associates, LLC
Record Currency Management Limited
Smith Breeden Associates, Inc.


--------------------------------------------------------------------------------
208     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

--------------------------------------------------------------------------------

Investment Sub-Adviser
--------------------------------------------------------------------------------
WORLD EQUITY EX-US FUND
AllianceBernstein L.P.
AXA Rosenberg Investment Management, Inc.
Capital Guardian Trust Company
Fuller & Thaler Asset Management, Inc.
McKinley Capital Management Inc.
Quantitative Management Associates, LLC
Record Currency Management Limited
Rexiter Capital Management Limited
Smith Breeden Associates, Inc.

EMERGING MARKETS DEBT FUND
Ashmore Investment Management Limited
AXA Rosenberg Investment Management LLC
ING Investment Management Co.
Stone Harbor Investment Partners LP

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission ("SEC") rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended November 30, 2006 were as follows ($ Thousands):

Large Cap Fund                                                           $    13
Small Cap Fund                                                               502
Small/Mid Cap Equity Fund                                                    214
International Equity Fund                                                    194
World Equity Ex-US Fund                                                       40
                                                                          ------
                                                                          $  963
                                                                          ======
Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap and Small/Mid Cap Equity Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended November 30, 2006 were as follows ($ Thousands):

Large Cap Fund                                                              $ 73
Small Cap Fund                                                               481
Small/Mid Cap Equity Fund                                                    367
                                                                            ----
                                                                            $921
                                                                            ====

FEES PAID INDIRECTLY -- The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statement of Operations and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the six month period ended November 30, 2006, can be found on the Financial Highlights.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the SEC, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.

INVESTMENT IN AFFILIATED COMPANIES -- The Funds may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its Index.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     209

NOVEMBER 30, 2006

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):



-----------------------------------------------------------------------------------------------
                                                                           LARGE CAP
                                                                          DISCIPLINED
                                            LARGE CAP FUND                EQUITY FUND
-----------------------------------------------------------------------------------------------
                                        6/1/06                       6/1/06
                                      to 11/30/06      6/1/05      to 11/30/06    6/1/05  to
                                     (Unaudited)     to 5/31/06    (Unaudited)    to 5/31/06
-----------------------------------------------------------------------------------------------
Class A:
   Shares Issued                          944          3,921         467,744(1)     16,060(1)
       Shares Issued in Lieu of
       Dividends and Distributions        378          1,141             475         2,265
   Shares Redeemed                    (11,854)       (70,494)(2)     (15,954)       (7,680)
-----------------------------------------------------------------------------------------------
Total Class A Transactions            (10,532)       (65,432)        452,265        10,645
-----------------------------------------------------------------------------------------------
Class T:
   Shares Issued                           --              --             --            --
       Shares Issued in Lieu of
       Dividends and Distributions         --              --             --            --
   Shares Redeemed                         --             (2)             --            --
-----------------------------------------------------------------------------------------------
Total Class T Transactions                 --             (2)             --            --
-----------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Capital Shares                        (10,532)       (65,434)        452,265        10,645
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                             LARGE CAP
                                            DIVERSIFIED                  LARGE CAP
                                           ALPHA FUND(3)                 INDEX FUND
-----------------------------------------------------------------------------------------------
                                      6/1/06                         6/1/06
                                    to 11/30/06      2/28/06       to 11/30/06      6/1/05
                                    (Unaudited)     to 5/31/06     (Unaudited)    to 5/31/06
-----------------------------------------------------------------------------------------------
Class A:
   Shares Issued                      25,115(1)       15,405              96           795
       Shares Issued in Lieu of
       Dividends and Distributions         95              1             130            81
   Shares Redeemed                     (5,616)        (1,423)           (352)         (647)
-----------------------------------------------------------------------------------------------
Total Class A Transactions             19,594         13,993            (226)          229
-----------------------------------------------------------------------------------------------
Class T:
   Shares Issued                           --             --              --            --
       Shares Issued in Lieu of
       Dividends and Distributions         --             --              --            --
   Shares Redeemed                         --             --              --            --
-----------------------------------------------------------------------------------------------
Total Class T Transactions                 --             --              --            --
-----------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Capital Shares                         19,594         13,993            (226)          229
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------

                                                                        SMALL/MID CAP
                                           SMALL CAP FUND                EQUITY FUND
-----------------------------------------------------------------------------------------------
                                      6/1/06                         6/1/06
                                    to 11/30/06        6/1/05      to 11/30/06        6/1/05
                                    (Unaudited)      to 5/31/06    (Unaudited)      to 5/31/06
-----------------------------------------------------------------------------------------------
Class A:
   Shares Issued                        9,036         36,891(1)      102,024          4,313(1)
       Shares Issued in Lieu of
       Dividends and Distributions        552          9,074              46            425
   Shares Redeemed                    (11,859)       (33,139)(2)      (3,684)        (2,072)
-----------------------------------------------------------------------------------------------
Total Class A Transactions             (2,271)        12,826          98,386          2,666
-----------------------------------------------------------------------------------------------
Class T:
   Shares Issued                           --             --              --             --
       Shares Issued in Lieu of
       Dividends and Distributions         --             --              --             --
   Shares Redeemed                         --             (7)             --             --

-----------------------------------------------------------------------------------------------
Total Class T Transactions                 --             (7)             --             --
-----------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Capital Shares                      (2,271)        12,819          98,386          2,666
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                                                               LONG
                                              CORE FIXED                     DURATION
                                             INCOME FUND                       FUND
-----------------------------------------------------------------------------------------------
                                      6/1/06                          6/1/06
                                    to 11/30/06      6/1/05          to 11/30/06     6/1/05
                                    (Unaudited)    to 5/31/06        (Unaudited)   to 5/31/06
-----------------------------------------------------------------------------------------------
Class A:
   Shares Issued                       98,907        150,170             154         11,855
       Shares Issued in Lieu of
       Dividends and Distributions     12,779         20,531             455            838
   Shares Redeemed                    (47,754)      (111,285)           (184)        (2,143)
-----------------------------------------------------------------------------------------------
Total Class A Transactions             63,932         59,416             425         10,550
-----------------------------------------------------------------------------------------------
Class T:
   Shares Issued                           --             --              --             --
       Shares Issued in Lieu of
       Dividends and Distributions         --             --              --             --
   Shares Redeemed                         --             --              --             --

-----------------------------------------------------------------------------------------------
Total Class T Transactions                 --             --              --             --
-----------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Capital Shares                      63,932         59,416             425         10,550
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                             EXTENDED
                                             DURATION                     HIGH YIELD
                                               FUND                        BOND FUND(4)
-----------------------------------------------------------------------------------------------
                                      6/1/06                         6/1/06
                                    to 11/30/06      6/1/05        to 11/30/06        12/5/05
                                    (Unaudited)     to 5/31/06     (Unaudited)     to 5/31/06
-----------------------------------------------------------------------------------------------
Class A:
   Shares Issued                        5,938         12,856          19,826         89,411
       Shares Issued in
       Lieu of Dividends and
       Distributions                      652          1,618           3,655          2,668
   Shares Redeemed                       (897)        (2,247)         (6,562)        (6,487)
-----------------------------------------------------------------------------------------------
Total Class A Transactions              5,693         12,227          16,919         85,592
-----------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Capital Shares                          5,693         12,227          16,919         85,592
-----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                                         EMERGING
                                            INTERNATIONAL                  WORLD EQUITY                   MARKETS
                                             EQUITY FUND                    EX-US FUND                  DEBT FUND(5)
----------------------------------------------------------------------------------------------------------------------------
                                       6/1/06                        6/1/06                     6/1/06
                                     to 11/30/06      6/1/05       to 11/30/06     6/1/05      to 11/30/06       12/5/05
                                    (Unaudited)     to 5/31/06     (Unaudited)   to 5/31/06    (Unaudited)     to 5/31/06
----------------------------------------------------------------------------------------------------------------------------
Class A:
   Shares Issued                        4,981         19,087         43,0815         6,952         13,073        51,578
       Shares Issued in
       Lieu of Dividends and
       Distributions                       --          4,873              --           499          1,259           514
   Shares Redeemed                     (8,830)       (56,427)         (7,469)      (11,419)        (2,580)       (3,947)
----------------------------------------------------------------------------------------------------------------------------
Total Class A Transactions             (3,849)       (32,467)         35,612        46,032         11,752        48,145
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Capital Shares                         (3,849)       (32,467)         35,612        46,032         11,752        48,145
----------------------------------------------------------------------------------------------------------------------------

(1) Includes subscriptions as a result of in-kind transfers of securities (see note 8).
(2) Includes redemptions as a result of in-kind transfers of securities (see note 8).
(3) The Large Cap Diversified Alpha Fund commenced operations on February 28, 2006.
(4)  The High Yield Bond Fund commenced operations on December 5, 2005.
(5) The Emerging Markets Debt Fund commenced operations on December 5, 2005. Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
210     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

5. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the six month period ended November 30, 2006, were as follows:

--------------------------------------------------------------------------------
                            U.S. Gov't             Other            Total
                         ($ Thousands)     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
LARGE CAP FUND
Purchases                         $ --         $ 188,939        $ 188,939
Sales            --            409,575           409,575

LARGE CAP DISCIPLINED EQUITY FUND*
Purchases                    1,318,437         3,261,761        4,580,198
Sales                        1,130,144         2,383,260        3,513,404

LARGE CAP DIVERSIFIED ALPHA FUND*
Purchases                       49,181           268,827          318,008
Sales                           42,118            95,176          137,294

LARGE CAP INDEX
Purchases                           --            16,808           16,808
Sales                               --            43,941           43,941

SMALL CAP FUND
Purchases                           --           995,632          995,632
Sales                               --         1,086,440        1,086,440

SMALL/MID CAP FUND
Purchases                           --           893,786          893,786
Sales                               --           736,882          736,882

CORE FIXED INCOME FUND
Purchases                    8,775,200         1,190,623        9,965,823
Sales                        8,807,296           862,230        9,669,526

LONG DURATION BOND FUND
Purchases                        8,288            31,703           39,991
Sales                            8,774            27,418           36,192

EXTENDED DURATION BOND FUND
Purchases                       15,622            76,863           92,485
Sales                           12,106            66,325           78,431

HIGH YIELD BOND FUND
Purchases                           --           487,254          487,254
Sales                               --           353,502          353,502

INTERNATIONAL EQUITY FUND
Purchases                      452,759           931,154        1,383,913
Sales                          407,822           971,513        1,379,335

WORLD EQUITY EX-US FUND
Purchases                      495,528           877,928        1,373,456
Sales                          432,575           344,309          776,884

EMERGING MARKETS DEBT FUND
Purchases                           --           378,345          378,345
Sales                               --           245,281          245,281

*Includes in-kind transactions (see Note 8).

For the period ended November 30, 2006, the following Funds effected transactions with other Funds. The purchases, sales transactions and the net realized gains/(losses) on sales of securities, executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940, were:

--------------------------------------------------------------------------------
                             Purchases             Sales      Gain/(Loss)
                         ($ Thousands)     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund                $     --         $ (34,143)         $ 3,835
Large Cap Disciplined
  Equity Fund                  255,308                --               --
Large Cap Diversified
  Alpha Fund                    34,143                --               --


--------------------------------------------------------------------------------
                             Purchases             Sales      Gain/(Loss)
                         ($ Thousands)     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
International Equity Fund     $     --         $(612,174)         $17,299
World Equity Ex-US Fund        612,186                --               --

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2006 were as follows:

--------------------------------------------------------------------------------
                                      Ordinary      Long-term
                                        Income   Capital Gain              Total
                                 ($ Thousands)  ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund            2006        $ 19,617           $ --           $ 19,617
                          2005          27,735             --             27,735
   Large Cap Disciplined
     Equity Fund          2006         172,080        108,577            280,657
                          2005          66,724          2,188             68,912
   Large Cap Diversified
     Alpha Fund           2006             167             --                167

   Large Cap Index
     Fund                 2006           6,360          3,238              9,598
                          2005           5,724            289              6,013

Small Cap Fund            2006          45,737         93,718            139,455
                          2005          90,513         93,860            184,373
   Small/Mid Cap
     Equity Fund          2006          34,951         19,445             54,396
                          2005           8,285             41              8,326
   Core Fixed Income
     Fund                 2006         212,264          1,463            213,727
                          2005         178,592         14,299            192,891
Long Duration Fund        2006           8,254              3              8,257
                          2005           2,840             --              2,840
   Extended Duration
     Fund                 2006          16,599             15             16,614
                          2005           4,492             --              4,492
   High Yield Bond
     Fund                 2006          27,352             --             27,352

   International Equity
     Fund                 2006          49,222         14,153             63,375
                          2005          46,157             --             46,157
   World Equity Ex-US
     Fund                 2006           6,142             --              6,142
                          2005              --             --                 --
   Emerging Markets
     Debt Fund            2006           5,375             --              5,375


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     211

NOVEMBER 30, 2006

As of May 31, 2006, the components of Distributable Earnings/(Accumulated Losses) were as follows:
--------------------------------------------------------------------------------
                                 Undistributed    Undistributed         Capital
                                      Ordinary        Long-Term            Loss
                                        Income     Capital Gain   Carryforwards
                                 ($ Thousands)    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund                         $ 2,663             $ --       $(202,853)
Large Cap Disciplined Equity Fund       86,585           61,232              --
Large Cap Diversified Alpha Fund           879               --              --
Large Cap Index Fund                     2,004            1,297              --
Small Cap Fund                          71,786          103,422              --
Small/Mid Cap Equity Fund               48,915           52,702              --
Core Fixed Income Fund                  20,719               --         (15,381)
Long Duration Fund                         786               --              --
Extended Duration Fund                   1,146               --              --
High Yield Bond Fund                    10,704               --              --
International Equity Fund              113,539          125,399              --
World Equity Ex-US Fund                 64,978            2,723              --
Emerging Markets Debt Fund               8,784               --              --


----------------------------------------------------------------------------------------------------------------
                                          Post         Unrealized            Other                      Total
                                       October       Appreciation        Temporary    Distributable Earnings/
                                        Losses     (Depreciation)      Differences       (Accumulated Losses)
                                 ($ Thousands)      ($ Thousands)    ($ Thousands)              ($ Thousands)
----------------------------------------------------------------------------------------------------------------
Large Cap Fund                        $     --          $  47,165         $     --                 $(153,025)
Large Cap Disciplined Equity Fund       (1,336)           251,017             (112)                  397,386
Large Cap Diversified Alpha Fund            (1)            (2,053)              10                    (1,165)
Large Cap Index Fund                        --             76,029               --                    79,330
Small Cap Fund                              --            183,745               --                   358,953
Small/Mid Cap Equity Fund                  (20)            82,615               --                   184,212
Core Fixed Income Fund                 (59,626)           (86,126)         (20,382)                 (160,796)
Long Duration Fund                      (1,988)           (12,870)            (772)                  (14,844)
Extended Duration Fund                  (4,566)           (35,713)          (1,136)                  (40,269)
High Yield Bond Fund                       (14)              (961)          (5,536)                    4,193
International Equity Fund                   --            251,707              341                   490,986
World Equity Ex-US Fund                     --             75,740              465                   143,906
Emerging Markets Debt Fund                  --            (17,541)             (65)                   (8,822)

Post-October losses represent losses realized on investment transactions from November 1, 2005 through May 31, 2006 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

--------------------------------------------------------------------------------
                                                                         Total
                                                                  Capital Loss
                                     Expires          Expires    Carryforwards
                                        2011             2014          5/31/06
                               ($ Thousands)    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund                      $202,853     $         --         $202,853
Core Fixed Income Fund                    --           15,381           15,381

During the year ended May 31, 2006, the Large Cap and International Equity Funds utilized $96,339,904 and $113,890,673 of capital loss carryforwards, respectively, to offset capital gains.

For Federal income tax purposes, the cost of securities owned at November 30, 2006, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2006, was as follows:

--------------------------------------------------------------------------------
                                                                           Net
                                                                    Unrealized
                              Appreciated      Depreciated        Appreciation
                               Securities       Securities      (Depreciation)
                            ($ Thousands)    ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
   Large Cap Fund                $124,536         $ (8,790)          $115,746
   Large Cap Disciplined
     Equity Fund                  739,910          (24,451)           715,459
   Large Cap Diversified
     Alpha Fund                    20,516           (2,955)            17,561
   Large Cap Index                117,910           (5,490)           112,420
   Small Cap Fund                 353,332          (62,681)           290,651


--------------------------------------------------------------------------------
                                                                           Net
                                                                    Unrealized
                              Appreciated      Depreciated        Appreciation
                               Securities       Securities      (Depreciation)
                            ($ Thousands)    ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------

   Small/Mid Cap Fund            $218,236         $(34,555)          $ 183,681
   Core Fixed Income Fund          95,481          (23,082)             72,399
   Long Duration Bond Fund          2,344           (1,640)                704
   Extended Duration Bond Fund      3,853           (2,424)              1,429
   High Yield Bond Fund            20,987           (7,957)             13,030
   International Equity Fund      325,719          (11,052)            314,667
   World Equity Ex-US Fund        203,631           (5,377)            198,254
   Emerging Markets Debt Fund      26,552           (1,242)             25,310

7. CONCENTRATION/RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, Long Duration, Extended Duration and High Yield Bond Funds' investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The International Equity, World Equity Ex-US and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in


--------------------------------------------------------------------------------
212     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006
the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. IN-KIND TRANSFERS OF SECURITIES

During the six months period ended November 30, 2006, the Large Cap Disciplined Equity and Large Cap Diversified Alpha Funds issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of such transactions.

--------------------------------------------------------------------------------
                            Shares          Value
                            Issued   ($Thousands)
--------------------------------------------------------------------------------
Large Cap Disciplined
  Equity Fund
   06/30/06                434,484       $ 19,260
   07/31/06                320,437         14,756
   09/29/06              1,044,565         47,218
Large Cap Diversified
  Alpha Fund
   09/29/06                231,727          9,614

During the year ended May 31, 2006, the Large Cap, Large Cap Disciplined Equity, Small Cap and Small/Mid Cap Equity Funds issued (redeemed) shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of such transactions.


--------------------------------------------------------------------------------
                            Shares
                            Issued          Value        Gain (Loss)
                        (Redeemed)   ($Thousands)       ($Thousands)
--------------------------------------------------------------------------------
Large Cap Fund
   06/13/05             (1,251,679)    $  (19,676)           $ 2,557
   06/16/05            (10,388,456)      (159,630)            27,345
   12/13/05             (7,072,179)      (119,944)            19,447
Large Cap Disciplined
  Equity Fund
   09/30/05                106,084         13,293                 --
   11/04/05                121,814         15,129                 --
   11/30/05                183,232         23,375                 --
   02/28/06                 65,801          8,209                 --
   04/28/06                 31,664          4,039                 --
Small Cap Fund
   12/12/05             20,174,818        297,913                 --
   04/28/06             (5,789,189)       (95,174)             4,232
Small/Mid Cap
  Equity Fund
   11/04/05                222,050         28,400                 --
   05/31/06                 18,356          2,456                 --

9. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33(1)/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

10. LITIGATION

The Core Fixed Income Fund has participated as a plaintiff bondholder, along with other institutional bondholders, in litigation against Duty Free International, British Airport Authority ("BAA") and other defendants relating to Notes issued by Duty Free International which are held by the Fund. BAA is the former parent company of Duty Free International. The plaintiffs in that action have since settled with all defendants with the exception of BAA. The litigation proceeded to jury trial against BAA in December, 2003, and the jury found against the plaintiffs on all counts. Plaintiffs subsequently appealed. In January 2006, the Court of Appeals ruled in favor of plaintiffs and remanded for a new trial. BAA has appealed that decision. The Core Fixed Income Fund is bearing its portion of the legal expenses associated with this litigation over and above the expense limitations of the Fund.

11. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Fund will not be required to adopt FIN 48 until May 30, 2008. As of November 30, 2006, the Funds have not evaluated the impact that will result, if any, from adopting FIN 48.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     213

Notes to Financial Statements (Unaudited) (Concluded)
NOVEMBER 30, 2006

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


--------------------------------------------------------------------------------
214     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

Disclosure of Fund Expenses (Unaudited)
NOVEMBER 30, 2006

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period." o Hypothetical 5% return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     215

                        BEGINNING         ENDING                      EXPENSE
                         ACCOUNT         ACCOUNT       ANNUALIZED      PAID
                          VALUE           VALUE          EXPENSE      DURING
                          6/1/06         11/30/06        RATIOS       PERIOD*
--------------------------------------------------------------------------------
LARGE CAP FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares           $1,000.00      $1,101.80         0.26%        $1.37

HYPOTHETICAL 5% RETURN
Class A Shares           $1,000.00      $1,023.76         0.26%        $1.32
--------------------------------------------------------------------------------
LARGE CAP DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares           $1,000.00      $1,108.20         0.22%        $1.16

HYPOTHETICAL 5% RETURN
Class A Shares           $1,000.00      $1,023.97         0.22%        $1.12
--------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares           $1,000.00      $1,097.20         0.35%        $1.84

HYPOTHETICAL 5% RETURN
Class A Shares           $1,000.00      $1,023.31         0.35%        $1.78
--------------------------------------------------------------------------------
LARGE CAP INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
CLASS A SHARES           $1,000.00      $1,110.40         0.06%        $0.32

HYPOTHETICAL 5% RETURN
Class A Shares           $1,000.00      $1,024.77         0.06%        $0.30
--------------------------------------------------------------------------------
SMALL CAP FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class A Shares           $1,000.00      $1,083.60         0.54%        $2.82

HYPOTHETICAL 5% RETURN
Class A Shares           $1,000.00      $1,022.36         0.54%        $2.74
--------------------------------------------------------------------------------
SMALL/MID CAP EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares           $1,000.00      $1,087.50         0.50%        $2.62

HYPOTHETICAL 5% RETURN
Class A Shares           $1,000.00      $1,022.66         0.50%        $2.54
--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares           $1,000.00      $1,062.00         0.14%        $0.72

HYPOTHETICAL 5% RETURN
Class A Shares           $1,000.00      $1,024.37         0.14%        $0.71
--------------------------------------------------------------------------------


                        BEGINNING         ENDING                      EXPENSE
                         ACCOUNT         ACCOUNT       ANNUALIZED      PAID
                          VALUE           VALUE          EXPENSE      DURING
                          6/1/06         11/30/06        RATIOS       PERIOD*
--------------------------------------------------------------------------------
LONG DURATION BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares           $1,000.00      $1,108.30         0.20%        $1.06

HYPOTHETICAL 5% RETURN
Class A Shares           $1,000.00      $1,024.07         0.20%        $1.01

--------------------------------------------------------------------------------
EXTENDED DURATION BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares           $1,000.00      $1,223.30         0.20%        $1.11

HYPOTHETICAL 5% RETURN
Class A Shares           $1,000.00      $1,024.07         0.20%        $1.01

--------------------------------------------------------------------------------
HIGH YIELD BOND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares           $1,000.00      $1,052.00         0.35%        $1.80

HYPOTHETICAL 5% RETURN
Class A Shares           $1,000.00      $1,023.31         0.35%        $1.78
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares           $1,000.00      $1,111.00         0.34%        $1.80

HYPOTHETICAL 5% RETURN
Class A Shares           $1,000.00      $1,023.36         0.34%        $1.72

--------------------------------------------------------------------------------
WORLD EQUITY EX-US FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares           $1,000.00      $1,123.90         0.60%        $3.19

HYPOTHETICAL 5% RETURN
Class A Shares           $1,000.00      $1,022.06         0.60%        $3.04

--------------------------------------------------------------------------------
EMERGING MARKETS DEBT
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares           $1,000.00      $1,110.20         0.55%        $2.91

HYPOTHETICAL 5% RETURN
Class A Shares           $1,000.00      $1,022.31         0.55%        $2.79
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).


--------------------------------------------------------------------------------
216     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

                      This page intentionally left blank.

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)
NOVEMBER 30, 2006

The SEI Institutional Investments Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and each Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Adviser's investment management and other services; (b) SIMC's and the Sub-Adviser's investment management personnel; (c) SIMC's and the Sub-Adviser's operations and financial condition; (d) SIMC's and the Sub-Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each Sub-Adviser charge a Fund compared with the fees each charge to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each Sub-Adviser's profitability from its Fund-related operations;
(h) SIMC's and the Sub-Adviser's compliance systems; (i) SIMC's and the Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Adviser's reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the March 8-9, 2006, June 22, 2006, September 20-21, 2006 and December 8, 2006 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the


--------------------------------------------------------------------------------
218 SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006 selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

  o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

  o each Fund's investment performance and how it compared to that of other comparable mutual funds;

  o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

  o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

  o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. When considering the profitability of the Sub-Advisors, the Board took into account the fact that the Sub-Advisors are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Advisor reflects an arms-length negotiation between the Sub-Advisor and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006     219

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Concluded) (Unaudited)
NOVEMBER 30, 2006

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
220     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2006

SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL REPORT NOVEMBER 30, 2006






Robert A. Nesher, CHAIRMAN


TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams


OFFICERS
Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER


INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI  New ways.
     New answers.(R)
SEI Investments Distribution Co.
Oaks, PA 19456   1.800.DIAL.SEI (1.800.342.5734)






SEI-F-120 (11/06)

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Institutional Investments Trust




By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date: February 5, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date: February 5, 2007

By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date: February 5, 2007
* Print the name and title of each signing officer under his or her signature.